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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-3153

                        FRANK RUSSELL INVESTMENT COMPANY
               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)


                       GREG J. LYONS, ASSISTANT SECRETARY
                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  253-439-9500

Date of fiscal year end:   OCTOBER 31, 2004

Date of reporting period:  November 1, 2004 to January 31, 2005


ITEM 1. SCHEDULE OF INVESTMENTS

                                   [GRAPHIC]

                                                FRANK RUSSELL INVESTMENT COMPANY

TAX-MANAGED GLOBAL EQUITY FUND


     2005 QUARTERLY REPORT

     CLASS C AND S SHARES

     TAX-MANAGED GLOBAL EQUITY FUND





     JANUARY 31, 2005
























                                                                  [RUSSELL LOGO]

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                         Tax-Managed Global Equity Fund

                                Quarterly Report

                          January 31, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Schedule of Investments..............................................         3

Notes to Quarterly Report............................................         4

Shareholder Requests for Other Information...........................         7

Frank Russell Investment Company - Tax-Managed Global Equity Fund

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 98.7%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Domestic Equities - 73.8%
Quantitative Equity Fund                              135,583           5,004
Tax-Managed Large Cap Fund                          1,434,754          25,166
Tax-Managed Mid & Small Cap Fund                      661,615           7,543
                                                                 ------------
                                                                       37,713
                                                                 ------------

International Equities - 24.9%
Emerging Markets Fund                                 171,155           2,555
International Securities Fund                         167,746          10,157
                                                                 ------------
                                                                       12,712
                                                                 ------------

TOTAL INVESTMENTS - 98.7%
(identified cost $37,030)                                              50,425

OTHER ASSETS AND LIABILITIES,
NET - 1.3%                                                                652
                                                                 ------------

NET ASSETS - 100.0%                                                    51,077
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                               Tax-Managed Global Equity Fund  3

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series investment company with 34 different investment portfolios, referred to as "Funds." This Quarterly Report reports on one Fund. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   The Fund allocates its assets by investing in a combination of Class S shares of other of the Investment Company's funds (the "Underlying Funds"). The Fund may adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to pursue the Fund's investment objective. The amounts allocated to each Underlying Fund by the Fund will generally vary within 10% of the percentages specified below:

                                                ASSET ALLOCATION
         ASSET CLASS/UNDERLYING FUNDS                TARGETS
-----------------------------------------------------------------
   Equities
      US Equities
         Tax-Managed Large Cap Fund                    50%
         Tax-Managed Mid & Small Cap Fund              15
         Quantitative Equity Fund                      10
      International Equities
         International Securities Fund                 20
         Emerging Markets Fund                          5

   Objectives of the Underlying Funds:

   Tax-Managed Large Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Tax-Managed Mid & Small Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

 4  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Security valuation

   Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of 4:00 p.m. Eastern time, or the close of regular trading on the New York Stock Exchange, if earlier.

   The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the valuation date, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available.

   Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of the four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

                                                    Notes to Quarterly Report  5

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Because foreign securities can trade on non-business days, the net asset value of an Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. RELATED PARTIES

   The Fund is permitted to invest its cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Frank Russell Investment Company Money Market Fund. As of January 31, 2005, the Fund had no amount invested in the Money Market Fund. Other affiliated Funds not presented herein had $1,417,604,115 invested in the Money Market Fund.

4. FEDERAL INCOME TAXES

   At January 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost of Investments                    $     49,531,602
                                          ================
   Unrealized Appreciation                $        893,162
   Unrealized Depreciation                              --
                                          ----------------
   Net Unrealized Appreciation
      (Depreciation)                      $        893,162
                                          ================

 6  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) the Securities and Exchange Commission's public reference room.

The Frank Russell Investment Company Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. Information relating to the Proxy Voting Policy and Portfolio Holding Disclosure Policy is contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

                                   Shareholder Requests for Other Information  7

[RUSSELL LOGO]

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-092 (1 01/05)

                                   [GRAPHIC]

                                                FRANK RUSSELL INVESTMENT COMPANY

RUSSELL FUNDS


     2005 QUARTERLY REPORT

     CLASS A AND B SHARES

     RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND





     JANUARY 31, 2005
























                                                                  [RUSSELL LOGO]

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                 Russell Multi-Manager Principal Protected Fund

                                Quarterly Report

                          January 31, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Schedule of Investments..............................................         3

Notes to Schedule of Investments.....................................         7

Notes to Quarterly Report............................................         8

Shareholder Requests for Other Information...........................        12

Frank Russell Investment Company - Russell Multi-Manager Principal Protected
Fund

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 29.1%
Auto and Transportation - 1.0%
Canadian National Railway Co.                           1,256              75
CNF, Inc.                                                 600              28
CSX Corp.                                                 824              33
FedEx Corp.                                             1,370             131
Harley-Davidson, Inc.                                   2,490             150
Union Pacific Corp.                                     1,118              66
United Parcel Service, Inc. Class B                     3,604             269
                                                                 ------------
                                                                          752
                                                                 ------------

Consumer Discretionary - 3.2%
Accenture, Ltd. Class A (AE)                            4,080             106
Carnival Corp.                                          3,280             189
Clear Channel Communications, Inc.                      1,637              53
eBay, Inc. (AE)                                         1,355             110
Electronic Arts, Inc. (AE)                              1,400              90
Federated Department Stores                               326              19
Gap, Inc. (The)                                         8,920             196
Gillette Co. (The)                                      1,248              63
Kimberly-Clark Corp.                                      968              63
Newell Rubbermaid, Inc.                                 2,120              46
Nike, Inc. Class B                                        610              53
Target Corp.                                            5,485             279
Tiffany & Co.                                           1,400              44
TJX Cos., Inc.                                          7,090             178
Tribune Co.                                             1,433              57
Univision Communications, Inc. Class A (AE)             2,500              68
Viacom, Inc. Class B                                    4,940             184
Walt Disney Co.                                        12,422             356
Waste Management, Inc.                                  2,175              63
Yahoo!, Inc. (AE)                                       3,230             114
                                                                 ------------
                                                                        2,331
                                                                 ------------

Consumer Staples - 2.6%
Clorox Co.                                                906              54
Colgate-Palmolive Co.                                   8,020             421
CVS Corp.                                               4,407             204
General Mills, Inc.                                     3,160             167
HJ Heinz Co.                                            1,261              48
Kellogg Co.                                             1,086              49
Kraft Foods, Inc. Class A                               4,124             140
Kroger Co. (The) (AE)                                   4,289              73
PepsiCo, Inc.                                           6,073             326
Procter & Gamble Co.                                    7,300             389
                                                                 ------------
                                                                        1,871
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Financial Services - 5.4%
American Express Co.                                    4,910             262
American International Group, Inc.                      8,181             542
Bank of America Corp.                                   6,402             297
Bank of New York Co., Inc. (The)                        2,788              83
Cigna Corp.                                               704              56
Citigroup, Inc.                                         5,517             271
Freddie Mac                                             1,900             124
Golden West Financial Corp.                             1,340              86
Goldman Sachs Group, Inc.                               3,345             361
Hartford Financial Services Group, Inc.                 1,556             105
JPMorgan Chase & Co.                                   12,022             449
Legg Mason, Inc.                                        2,795             216
Lehman Brothers Holdings, Inc.                          1,700             155
Marshall & Ilsley Corp.                                   822              35
MBNA Corp.                                              1,471              39
Mellon Financial Corp.                                  3,328              98
Merrill Lynch & Co., Inc.                               1,501              90
Northern Trust Corp.                                    2,900             126
US Bancorp                                              1,158              35
Wachovia Corp.                                          1,126              62
Wells Fargo & Co.                                       7,392             453
                                                                 ------------
                                                                        3,945
                                                                 ------------

Health Care - 4.3%
Abbott Laboratories                                     5,310             239
Amgen, Inc. (AE)                                        3,740             233
Baxter International, Inc.                              6,154             208
Biogen Idec, Inc. (AE)                                    700              45
Boston Scientific Corp. (AE)                            1,920              63
Bristol-Myers Squibb Co.                                1,862              44
Cardinal Health, Inc.                                   1,424              80
Eli Lilly & Co.                                         3,770             205
Genzyme Corp. (AE)                                      3,240             189
GlaxoSmithKline PLC - ADR                               1,130              50
Guidant Corp.                                           2,216             161
HCA, Inc.                                               2,500             111
Johnson & Johnson                                       6,610             428
Medimmune, Inc. (AE)                                    1,287              30
Medtronic, Inc.                                         4,580             240
Merck & Co., Inc.                                       2,086              59
Novartis AG - ADR                                       2,287             110
Pfizer, Inc.                                            3,545              86
Roche Holding AG - ADR                                  1,520              81
Schering-Plough Corp.                                   3,792              70
Wyeth                                                   8,051             319
Zimmer Holdings, Inc. (AE)                              1,500             118
                                                                 ------------
                                                                        3,169
                                                                 ------------

                               Russell Multi-Manager Principal Protected Fund  3

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Integrated Oils - 1.4%
BP PLC - ADR                                              188              11
ConocoPhillips                                          2,750             255
Exxon Mobil Corp.                                      13,326             688
Total SA - ADR                                            700              75
                                                                 ------------
                                                                        1,029
                                                                 ------------

Materials and Processing - 2.1%
Alcoa, Inc.                                             2,715              80
Dow Chemical Co. (The)                                  4,820             240
EI Du Pont de Nemours & Co.                             2,869             136
International Paper Co.                                 3,718             146
Masco Corp.                                             5,100             188
Monsanto Co.                                            5,241             284
Newmont Mining Corp.                                    2,057              85
Potash Corp. of Saskatchewan                              653              53
PPG Industries, Inc.                                    1,355              93
Praxair, Inc.                                           5,152             222
                                                                 ------------
                                                                        1,527
                                                                 ------------
Miscellaneous - 1.3%
Eaton Corp.                                             3,157             214
General Electric Co.                                   10,319             373
Honeywell International, Inc.                           1,270              46
Tyco International, Ltd.                                7,748             280
                                                                 ------------
                                                                          913
                                                                 ------------

Other Energy - 1.0%
Baker Hughes, Inc.                                      1,974              86
EOG Resources, Inc.                                     1,150              85
GlobalSantaFe Corp.                                       625              22
Halliburton Co.                                         5,470             225
Noble Corp. (AE)                                        3,930             210
Schlumberger, Ltd.                                      1,388              94
                                                                 ------------
                                                                          722
                                                                 ------------

Producer Durables - 2.3%
Caterpillar, Inc.                                       2,946             263
Deere & Co.                                             2,275             158
Emerson Electric Co.                                      774              52
Illinois Tool Works, Inc.                               1,476             128
Lexmark International, Inc. (AE)                        2,060             172
Lockheed Martin Corp.                                   5,620             325
Pall Corp.                                                602              16
Parker Hannifin Corp.                                   1,111              72

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Technologies Corp.                               3,830             386
Xerox Corp. (AE)                                        6,263              99
                                                                 ------------
                                                                        1,671
                                                                 ------------

Technology - 3.1%
Amdocs, Ltd. (AE)                                       1,230              37
Analog Devices, Inc.                                    6,055             217
Apple Computer, Inc. (AE)                               2,096             161
Cisco Systems, Inc. (AE)                               17,840             322
Dell, Inc. (AE)                                         8,840             369
EMC Corp. (AE)                                         17,982             236
Mercury Interactive Corp. (AE)                            900              39
Microsoft Corp.                                         4,729             124
Motorola, Inc.                                          6,229              98
Oracle Corp. (AE)                                      23,200             320
Qualcomm, Inc.                                            900              34
Solectron Corp. (AE)                                   13,523              67
Texas Instruments, Inc.                                 1,700              40
Veritas Software Corp. (AE)                             4,200             108
Xilinx, Inc.                                            3,200              93
                                                                 ------------
                                                                        2,265
                                                                 ------------

Utilities - 1.4%
Comcast Corp.
   Special Class A (AE)                                 3,751             119
Dominion Resources, Inc.                                1,120              78
Entergy Corp.                                             670              47
Exelon Corp.                                            3,420             151
FPL Group, Inc.                                           200              15
Progress Energy, Inc.                                     771              34
SBC Communications, Inc.                                2,882              68
Sprint Corp.                                            9,592             229
Verizon Communications, Inc.                            3,097             110
Vodafone Group PLC - ADR                                7,081             183
                                                                 ------------
                                                                        1,034
                                                                 ------------

TOTAL COMMON STOCKS
(cost $17,604)                                                         21,229
                                                                 ------------

 4  Russell Multi-Manager Principal Protected Fund

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM DEBT OBLIGATIONS - 64.5%
United States Government Treasuries - 64.5%
United States Treasury Coupon
   Principal Only STRIP
   Zero Coupon due 02/15/08 - 05/15/08                 52,180          46,943
                                                                 ------------

TOTAL LONG-TERM DEBT OBLIGATIONS
(cost $47,760)                                                         46,943
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.6%
Frank Russell Investment Company Money Market
   Fund                                               285,000             285
Frank Russell US Government Money Market Fund       4,151,000           4,151
United States Treasury Bill (c)(z)(sec.)
   2.239% due 03/17/05                                    380             379
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $4,815)                                                           4,815
                                                                 ------------

TOTAL INVESTMENTS - 100.2%
(identified cost $70,179)                                              72,987

OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                             (176)
                                                                 ------------

NET ASSETS - 100.0%                                                    72,811
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                               Russell Multi-Manager Principal Protected Fund  5

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index
   expiration date 03/05 (9)                                  532                 (6)

S&P 500 Index
   expiration date 03/05 (4)                                1,182                 (3)

United States Treasury 2 Year Notes expiration
   date 03/05 (5)                                           1,045                 (1)

United States Treasury 5 Year Notes expiration
   date 03/05 (10)                                          1,093                 (1)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        (11)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 6  Russell Multi-Manager Principal Protected Fund

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(sec.)Held as collateral in connection with futures contracts purchased (sold)
      or options written by the Fund.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(A) This security has been valued by the Security Valuation Committee, delegated by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
STRIP - Separate Trading of Registered Interest and Principal of Securities

                                             Notes to Schedule of Investments  7

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series investment company with 34 different investment portfolios referred to as "Funds." This Quarterly Report reports on one Fund. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. Shares of the Fund were offered during the Offering Period but are not offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. Shares of the Fund will be offered on a continuous basis during the Post Guarantee Period without the principal protection feature. During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal. As of January 31, 2005, the Fund's allocation to equity securities was approximately 30% and the Fund's allocation to fixed income securities was approximately 70% of total net assets. Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period less certain expenses. Certain extraordinary expenses which are not covered by the Expense Limitation Agreement, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guarantee Amount. The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation ("Ambac"), a financial guarantor and an operating subsidiary of Ambac Financial Group, Inc., pursuant to a financial guarantee insurance policy issued by Ambac for the benefit of the shareholders of the Fund. The Fund will pay to Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If the value of a shareholders account is less than the Guaranteed Amount on the Guarantee Maturity Date, the Fund will be unable to meet its obligations under the Guarantee. If the Fund is unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund seeks long-term growth of capital through investments primarily in common stocks and other equity securities. The following table presents the time periods of the Fund's three phases:

Offering Period                                               01/21/03 - 02/27/03
Guarantee Period                                              03/03/03 - 03/03/08
Post Guarantee Period Commencement                                       03/04/08

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security valuation

   The Fund values portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Debt obligation securities maturing within 60 days of the valuation date are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations.

   Ordinarily, the Fund values each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

 8  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Fund's net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for the Fund when the Fund deems that the particular event or circumstance would materially affect the Fund's net asset value. Investments in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of the four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster or an armed conflict.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded net of applicable withholding tax on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in three ways: cash equitization/monetization, hedging, and return enhancement. Cash equitization/monetization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist it in meeting its investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

                                                    Notes to Quarterly Report  9

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Options

   The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.

   When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which the Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Fund utilizes futures contracts to manage allocations between equity and fixed-income weightings. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Fund may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by the Fund or to effect investment transactions consistent with the Fund's investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

 10  Notes to Quarterly Report

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

   Securities Lending

   The Investment Company has a securities lending program whereby the Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street"), in money market mutual funds and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. There were no outstanding securities on loan and no income was earned on securities lending as of January 31, 2005.

4. RELATED PARTIES

   The Fund is permitted to invest its cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Frank Russell Investment Company Money Market Fund and the Frank Russell Investment Company US Government Money Market Fund (collectively the "Money Market Funds") (two of the Investment Portfolios of the Investment Company not presented herein). As of January 31, 2005, $285,000 of the Money Market Fund's net assets represents investments by this Fund and $1,417,319,115 represents the investments of other affiliated Funds not presented herein. As of January 31, 2005, $4,151,000 of the US Government Money Market Fund's net assets represents investment by this Fund.

5. FEDERAL INCOME TAXES

   At January 31, 2005, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

   Cost of Investments                    $        70,281,345
                                          ===================
   Unrealized Appreciation                $         3,701,750
   Unrealized Depreciation                           (996,505)
                                          -------------------
   Net Unrealized Appreciation
      (Depreciation)                      $         2,705,245
                                          ===================

                                                   Notes to Quarterly Report  11

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) the Securities and Exchange Commission's public reference room.

The Frank Russell Investment Company Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. Information relating to the Proxy Voting Policy and Portfolio Holding Disclosure Policy is contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

 12  Shareholder Requests for Other Information

[RUSSELL LOGO]

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-095 (1 01/05)

                                   [GRAPHIC]

                                                FRANK RUSSELL INVESTMENT COMPANY

MONEY MARKET FUNDS


     2005 QUARTERLY REPORT

     CLASS A AND S SHARES

     MONEY MARKET FUND

     CLASS S SHARES

     US GOVERNMENT MONEY MARKET FUND

     TAX FREE MONEY MARKET FUND







     JANUARY 31, 2005
























                                                                  [RUSSELL LOGO]

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on three of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                               Money Market Funds

                                Quarterly Report

                          January 31, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Money Market Fund....................................................         3

US Government Money Market Fund......................................         6

Tax Free Money Market Fund...........................................         7

Notes to Schedules of Investments....................................        14

Notes to Quarterly Report............................................        15

Shareholder Requests for Other Information...........................        17

Frank Russell Investment Company - Money Market Funds

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc. is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 30.8%
Allstate Corp.                                                      29,756       7.875          05/01/05            30,143
Allstate Financial Global Funding (E)                               10,000       2.635          12/20/05            10,012
Associates Corp of NA (E)                                           12,950       2.649          06/27/05            12,950
Bank One Corp                                                        8,942       7.625          08/01/05             9,149
Bank One NA Illinois (E)                                            14,500       2.760          01/13/06            14,522
Bayerische Landesbank (NY) (E)                                      57,000       2.371          02/25/05            57,001
Bear Stearns Master Note (E)                                        95,000       2.650          01/03/50            95,000
Citigroup, Inc. (E)                                                 30,000       2.760          07/25/05            30,013
Federal National Mortgage Association Note                          30,000       1.360          05/03/05            29,986
Goldman Sachs Group Inc. (E)                                        50,000       2.700          07/29/05            50,000
Goldman Sachs Group Inc. (E)                                        15,000       2.580          12/15/05            14,996
Heller Financial, Inc.                                              17,040       8.000          06/15/05            17,397
HSBC Finance                                                         5,990       8.250          02/15/05             6,005
HSBC Finance                                                        40,841       8.000          05/09/05            41,488
HSBC Finance (E)                                                    10,400       2.801          06/17/05            10,413
JP Morgan Chase & Company (E)                                       27,500       2.610          02/24/05            27,505
Merrill Lynch & Co Inc                                               5,500       4.540          03/08/05             5,516
New York Life Insurance Co. (E)(B)                                  25,000       2.390          05/18/05            25,000
New York Life Insurance Co. (E)(B)                                  50,000       2.410          11/18/05            50,000
Pacific Life Insurance Co. (E)(B)                                   50,000       2.669          07/25/05            50,000
Presbyterian Homes & Services (E)(p)                                17,024       2.420          12/01/28            17,024
Protective Life Insurance Co. (E)(B)                                50,000       2.495          11/23/05            50,000
Protective Life US Funding Trust (E)                                54,200       2.440          02/04/05            54,201
Tango Finance Corp                                                  20,000       1.510          03/09/05            20,000
Tango Finance Corp. (E)                                             50,000       2.330          02/25/05            50,000
Tango Finance Corp. (E)                                             15,000       2.650          01/17/06            15,002
The Travelers Insurance Co. (E)(B)                                  75,000       2.380          11/10/05            75,000
                                                                                                              ------------

TOTAL CORPORATE BONDS AND NOTES (amortized cost $868,323)                                                          868,323
                                                                                                              ------------

MUNICIPAL BONDS - 2.1%
Illinois Health Facilities Authority Revenue, weekly demand
   (E)(n)                                                           32,055       2.380          07/01/24            32,055
Illinois Health Facilities Authority Revenue, weekly demand
   (E)(n)                                                           27,300       2.380          01/01/28            27,300
                                                                                                              ------------

TOTAL MUNICIPAL BONDS (amortized cost $59,355)                                                                      59,355
                                                                                                              ------------

REGISTERED INVESTMENT COMPANY FUNDS - 0.0%
Merrill Lynch Premier Institutional Fund                           402,774                                             403
Reserve Primary Fund Class 8                                       226,422                                             226
                                                                                                              ------------

TOTAL REGISTERED INVESTMENT COMPANY FUNDS (cost $629)                                                                  629
                                                                                                              ------------

DOMESTIC COMMERCIAL PAPER - 50.6%
Atlantis One Funding Corp. (p)                                      13,700       2.590          05/05/05            13,608
Bavaria Universal Funding Corp.                                     38,415       2.380          02/10/05            38,392
Bavaria Universal Funding Corp.                                     40,000       2.390          02/10/05            39,976
Bavaria Universal Funding Corp.                                     11,500       2.390          02/24/05            11,482
Bavaria Universal Funding Corp.                                     22,000       2.380          03/01/05            21,959
Bavaria Universal Funding Corp. (p)                                 22,000       2.280          02/08/05            21,990
BTM Capital Corp.                                                   24,458       2.390          02/04/05            24,453
BTM Capital Corp.                                                   30,000       2.410          02/08/05            29,986

                                                            Money Market Fund  3

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
BTM Capital Corp.                                                   20,000       2.475          02/16/05            19,979
BTM Capital Corp.                                                   20,000       2.500          02/16/05            19,979
Co-Op Association of Tractor Dealers - Series A                      5,900       2.330          02/01/05             5,900
Co-Op Association of Tractor Dealers - Series A                      4,000       2.200          02/15/05             3,997
Co-Op Association of Tractor Dealers - Series A                      3,100       2.450          02/22/05             3,095
Co-Op Association of Tractor Dealers - Series A                      2,900       2.380          02/28/05             2,895
Co-Op Association of Tractor Dealers - Series A                      4,000       2.400          03/02/05             3,992
Co-Op Association of Tractor Dealers - Series A                      4,100       2.400          03/07/05             4,091
Co-Op Association of Tractor Dealers - Series A                      9,657       2.400          03/09/05             9,634
Co-Op Association of Tractor Dealers - Series A                      4,500       2.400          03/11/05             4,489
Co-Op Association of Tractor Dealers - Series A                      4,600       2.490          04/27/05             4,573
Co-Op Association of Tractor Dealers - Series A                      3,000       2.490          04/28/05             2,982
Co-Op Association of Tractor Dealers - Series A                      3,290       2.640          06/08/05             3,259
Co-Op Association of Tractor Dealers - Series A                      4,100       2.750          06/10/05             4,060
Co-Op Association of Tractor Dealers - Series A                      6,100       2.750          06/13/05             6,038
Co-Op Association of Tractor Dealers - Series A                      5,100       2.700          06/14/05             5,049
Co-Op Association of Tractor Dealers - Series A                      8,700       2.700          06/15/05             8,612
Co-Op Association of Tractor Dealers - Series A                      3,200       2.750          06/20/05             3,166
Co-Op Association of Tractor Dealers - Series A                      3,000       2.750          06/24/05             2,967
Co-Op Association of Tractor Dealers - Series B                      6,300       2.330          02/01/05             6,300
Co-Op Association of Tractor Dealers - Series B                      6,400       2.330          02/02/05             6,400
Co-Op Association of Tractor Dealers - Series B                      1,600       2.000          02/09/05             1,599
Co-Op Association of Tractor Dealers - Series B                      1,000       2.000          02/11/05               999
Co-Op Association of Tractor Dealers - Series B                      1,000       2.000          02/14/05               999
Co-Op Association of Tractor Dealers - Series B                      8,000       2.380          02/28/05             7,986
Co-Op Association of Tractor Dealers - Series B                     10,100       2.430          03/24/05            10,065
Co-Op Association of Tractor Dealers - Series B                      2,000       2.530          03/24/05             1,993
Co-Op Association of Tractor Dealers - Series B                      4,300       2.570          05/06/05             4,271
Co-Op Association of Tractor Dealers - Series B                      7,100       2.750          06/20/05             7,025
Co-Op Association of Tractor Dealers - Series B                      5,000       2.750          06/24/05             4,945
Eiffel Funding LLC                                                   7,600       2.480          03/11/05             7,580
Eiffel Funding LLC (p)                                              21,671       2.450          03/02/05            21,628
Fairway Finance                                                     28,601       2.370          03/01/05            28,548
Fairway Finance (p)                                                 10,217       2.350          02/08/05            10,212
Falcon Asset Securitization Corp (p)                                 6,895       2.380          02/03/05             6,894
Galleon Capital Corp.                                               30,000       2.620          06/09/05            29,721
General Electric Capital Services Inc.                              15,000       2.040          02/01/05            15,000
Giro Balanced Funding Corp.                                         24,471       2.450          02/14/05            24,449
Giro Balanced Funding Corp.                                         26,114       2.490          03/14/05            26,040
Giro Balanced Funding Corp.                                         10,817       2.470          03/17/05            10,784
Giro Balanced Funding Corp.                                         15,163       2.570          04/08/05            15,091
Giro Balanced Funding Corp. (p)                                     12,619       2.420          02/09/05            12,612
Giro Balanced Funding Corp. (p)                                     24,398       2.350          02/22/05            24,365
Goldman Sachs Group, Inc.                                           20,000       2.360          02/03/05            19,997
Goldman Sachs Group, Inc.                                           50,000       2.480          02/10/05            49,969
Gotham Funding Corp.                                                40,000       2.370          02/03/05            39,995
Gotham Funding Corp.                                                10,000       2.390          02/03/05             9,999
Gotham Funding Corp.                                                50,000       2.430          02/15/05            49,953
Gotham Funding Corp.                                                35,000       2.460          02/16/05            34,964
High Peak Funding LLC                                               13,000       2.350          02/01/05            13,000
High Peak Funding LLC                                               80,000       2.380          02/07/05            79,968
High Peak Funding LLC                                               45,000       2.390          02/09/05            44,976

 4  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp.                                                  75,000       2.530          02/01/05            75,000
Ivory Funding Corp.                                                  4,917       2.400          02/28/05             4,908
Lockhart Funding LLC                                                68,000       2.540          04/01/05            67,717
Lockhart Funding LLC                                                67,000       2.560          04/04/05            66,705
Long Lane Master Trust IV (p)                                       32,950       2.330          02/22/05            32,905
L'oreal USA Inc                                                     17,000       2.400          02/14/05            16,985
Louis Dreyfus Corp.                                                 24,000       2.380          02/11/05            23,984
Morgan Stanley                                                     100,000       2.350          02/02/05            99,993
Tango Finance Corp.                                                 40,000       2.600          04/13/05            39,795
Three Pillars Funding Corp.                                         32,500       2.400          02/07/05            32,487
Three Pillars Funding Corp. (p)                                     17,556       2.380          02/14/05            17,541
                                                                                                              ------------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $1,426,950)                                                      1,426,950
                                                                                                              ------------

EURODOLLAR CERTIFICATES OF DEPOSIT - 10.7%
Societe Generale (Cayman)                                          100,000       2.375          02/01/05           100,000
State Street Bank & Trust Co.                                      160,836       2.500          02/01/05           160,836
State Street Bank & Trust Co.                                       40,000       2.520          02/01/05            40,000
                                                                                                              ------------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (amortized cost
$300,836)                                                                                                          300,836
                                                                                                              ------------

UNITED STATES GOVERNMENT AGENCIES - 2.3%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR
   Floater) (E)(B)                                                   8,125       3.119          12/01/17             8,218
Federal Home Loan Bank Note                                         25,000       1.500          03/08/05            25,000
Federal Home Loan Bank Note                                          6,095       1.560          05/13/05             6,094
Federal National Mortgage Association Note                          15,000       1.750          05/23/05            15,000
Federal National Mortgage Association Note (E)                       9,500       1.500          02/15/05             9,500
                                                                                                              ------------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost
63,812)                                                                                                             63,812
                                                                                                              ------------

YANKEE CERTIFICATES OF DEPOSIT - 3.5%
Canadian Imperial Bank                                              50,000       1.370          02/04/05            50,000
Deutsche Bank AG (NY)                                               25,000       2.110          06/14/05            25,000
Royal Bank of Scotland PLC                                          25,000       1.490          05/04/05            24,971
                                                                                                              ------------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (amortized cost
$99,971)                                                                                                            99,971
                                                                                                              ------------

TOTAL INVESTMENTS - 100.0% (cost $2,819,876) (+)                                                                 2,819,876

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                             1,143
                                                                                                              ------------

NET ASSETS - 100%                                                                                                2,821,019
                                                                                                              ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                            Money Market Fund  5

FRANK RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 71.5%
Aid to Sri Lanka Guaranteed Note (LIBOR Floater) (E)(B)              1,875       3.119          06/15/12             1,885
Federal Home Loan Bank                                               3,000       1.400          02/25/05             3,000
Federal Home Loan Bank                                               1,000       1.470          02/28/05             1,000
Federal Home Loan Bank                                               4,000       1.500          03/01/05             4,000
Federal Home Loan Bank                                               2,000       1.450          03/11/05             1,999
Federal Home Loan Bank                                               2,000       2.060          06/10/05             1,997
Federal Home Loan Bank (E)                                           1,450       1.500          02/15/05             1,450
Federal Home Loan Mortgage Corp. (E)                                   300       2.090          02/04/05               300
Federal National Mortgage Association Discount Note                  4,975       2.270          02/04/05             4,974
Federal National Mortgage Association Note                          10,000       7.125          02/15/05            10,018
Federal National Mortgage Association Note (E)                         375       2.230          02/18/05               375
Federal National Mortgage Association Note (E)                       5,000       2.460          03/23/05             5,000
                                                                                                              ------------

TOTAL INVESTMENTS - 71.5% (amortized cost $35,998)                                                                  35,998
                                                                                                              ------------

REPURCHASE AGREEMENTS - 27.8%
Agreement with Barclays Bank PLC and The Bank of New York
    (Tri-party) of $13,972 dated January 31, 2005 at 2.450%
    to be repurchased at $13,973 on February 1, 2005,
    collateralized by:
    $14,268 U.S. Government Agency Notes, valued at $14,252                                                         13,972
                                                                                                              ------------

TOTAL REPURCHASE AGREEMENTS (identified cost $13,972)                                                               13,972
                                                                                                              ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 99.3% (cost
$49,970) (+)                                                                                                        49,970

OTHER ASSETS AND LIABILITIES, NET - 0.7%                                                                               336
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                 50,306
                                                                                                              ============

See accompanying notes which are an integral part of the schedules of investments.

 6  US Government Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                             PRINCIPAL                              DATE               MARKET
                                                             AMOUNT ($)         RATE                 OF                VALUE
                                                             OR SHARES            %               MATURITY#              $
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.7%
Alabama - 1.7%
Lauderdale County Public Park Recreation Board Revenue
   Bonds, weekly demand (E)                                          600            1.850               12/01/20             600
Parrish Industrial Development Board Revenue Bonds, weekly
   demand (E)                                                        500            1.900               06/01/15             500
Spring Hill College Educational Building Authority Revenue
   Bonds, weekly demand (E)                                        1,000            1.870               09/01/24           1,000
                                                                                                                    ------------
                                                                                                                           2,100
                                                                                                                    ------------
Arizona - 0.6%
Maricopa County Industrial Development Authority Revenue
   Bonds, weekly demand (E)                                          810            1.850               04/15/30             810
                                                                                                                    ------------
California - 1.3%
CSUCI Financing Authority Revenue Bonds, annual demand (E)           500            1.600               08/01/31             500
GAF Tax Exempt Bond Grantor Trust, monthly demand (E)              1,000            2.400               10/01/12           1,000
Rohnert Park California Revenue Bonds, weekly demand (E)             115            1.840               06/15/25             115
                                                                                                                    ------------
                                                                                                                           1,615
                                                                                                                    ------------
Colorado - 5.7%
Arapahoe County Water & Wastewater Authority Revenue
   Bonds, annual demand (E)                                        2,000            1.870               12/01/33           2,000
City of Colorado Springs Colorado Revenue Bonds, weekly
   demand (E)                                                      1,800            1.820               11/01/29           1,800
Colorado Health Facilities Authority Revenue Bonds, weekly
   demand (E)                                                        500            2.000               10/01/30             500
SBC Metropolitan District General Obligation, Ltd., weekly
   demand (E)                                                      1,930            1.940               12/01/17           1,930
Superior Metropolitan District No. 1 Revenue Bonds, annual
   demand (u) (E)                                                  1,000            2.300               12/01/20           1,000
                                                                                                                    ------------
                                                                                                                           7,230
                                                                                                                    ------------
Delaware - 0.6%
Delaware State Economic Development Authority Revenue
   Bonds, weekly demand (E)                                          750    1.850 - 1.870    05/01/15 - 12/01/15             750
                                                                                                                    ------------
District of Columbia - 0.5%
District of Columbia Revenue Bonds, weekly demand (E)                600            1.950               12/01/23             600
                                                                                                                    ------------
Florida - 1.9%
Alachua County Health Facilities Authority Revenue Bonds,
   weekly demand (u) (E)                                             100            1.890               10/01/32             100
Collier County Educational Facilities Authority Revenue
   Bonds, weekly demand (E)                                        2,000            1.840               04/01/28           2,000
Fort Pierce Florida Revenue Bonds, weekly demand (E)                 300            1.850               10/01/17             300
                                                                                                                    ------------
                                                                                                                           2,400
                                                                                                                    ------------

                                                   Tax Free Money Market Fund  7

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                             PRINCIPAL                              DATE               MARKET
                                                             AMOUNT ($)         RATE                 OF                VALUE
                                                             OR SHARES            %               MATURITY#              $
--------------------------------------------------------------------------------------------------------------------------------
Georgia - 7.5%
Dalton Georgia Revenue Bonds, weekly demand (E)                    1,080            1.910               01/01/12           1,080
De Kalb County Housing Authority Revenue Bonds, weekly
   demand (E)                                                      1,150    1.850 - 1.880    12/01/07 - 06/15/25           1,150
Fulton County Housing Authority Revenue Bonds, weekly
   demand (E)                                                      1,000            1.850               06/01/23           1,000
Gainesville & Hall County Development Authority Revenue
   Bonds, weekly demand (u) (E)                                      500            1.910               11/15/33             500
Gwinnett County Development Authority Revenue Bonds,
   weekly demand (E)                                               3,865            1.850    03/01/17 - 03/01/21           3,865
Gwinnett County Hospital Authority Revenue Bonds, weekly
   demand (u) (E)                                                    600            1.830               07/01/32             600
Marietta Housing Authority Revenue Bonds, weekly demand
   (E)                                                             1,250            1.850               02/01/26           1,250
                                                                                                                    ------------
                                                                                                                           9,445
                                                                                                                    ------------
Idaho - 0.2%
Idaho Health Facilities Authority Revenue Bonds, weekly
   demand (u) (E)                                                    300            1.900               05/01/22             300
                                                                                                                    ------------

Illinois - 8.4%
Belleville Illinois Revenue Bonds, weekly demand (E)                 500            1.870               12/01/08             500
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand                                                   4,415    1.850 - 1.870    11/01/25 - 03/01/34           4,415
Illinois Educational Facilities Authority Revenue Bonds,
   semi-annual demand                                                450            8.750               07/01/05             463
Illinois Finance Authority Revenue Bonds, weekly demand
   (u) (E)                                                           845            1.870               02/01/19             845
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)                                                             2,075    1.870 - 1.950    04/01/21 - 07/01/33           2,075
Illinois Health Facilities Authority Revenue Bonds, weekly
   demand (u) (E)                                                    200            1.940               10/01/22             200
Oakbrook Terrace Illinois Revenue Bonds, weekly demand (E)         2,100            2.000               12/01/25           2,100
                                                                                                                    ------------
                                                                                                                          10,598
                                                                                                                    ------------
Indiana - 1.5%
Indiana Educational Facilities Authority Revenue Bonds,
   weekly demand (u) (E)                                             100            1.890               07/01/32             100
Indiana Health Facility Financing Authority Revenue Bonds,
   weekly demand (E)                                               1,400            1.850               01/01/20           1,400
Tippecanoe School Corp. General Obligation Unlimited                 400            2.000               07/01/05             401
                                                                                                                    ------------
                                                                                                                           1,901
                                                                                                                    ------------
Iowa - 1.3%
Iowa Finance Authority Revenue Bonds, weekly demand (E)              800            1.950    07/01/31 - 11/01/32             800
Iowa Finance Authority Revenue, weekly demand (u) (E)                100            1.950               07/01/26             100
Iowa Higher Education Loan Authority Revenue Bonds, weekly
   demand (E)                                                        700            1.950               03/01/30             700
                                                                                                                    ------------
                                                                                                                           1,600
                                                                                                                    ------------
Kansas - 1.0%
Kansas Development Finance Authority Revenue Bonds (E)               100            1.900               12/01/34             100
Prairie Village Kansas Revenue Bonds (E)                           1,150            1.850               11/01/30           1,150
                                                                                                                    ------------
                                                                                                                           1,250
                                                                                                                    ------------

 8  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                             PRINCIPAL                              DATE               MARKET
                                                             AMOUNT ($)         RATE                 OF                VALUE
                                                             OR SHARES            %               MATURITY#              $
--------------------------------------------------------------------------------------------------------------------------------
Kentucky - 5.3%
County of Jefferson Kentucky Revenue Bonds, weekly demand
   (E)                                                             1,700            1.860               10/01/19           1,700
Kentucky Asset Liability Commission Revenue Notes                  2,500            3.000               06/29/05           2,515
Kentucky Association of Counties Certificate of
   Participation                                                   2,500            3.000               06/30/05           2,513
                                                                                                                    ------------
                                                                                                                           6,728
                                                                                                                    ------------
Louisiana - 1.4%
Louisiana Public Facilities Authority Revenue Notes                1,690            3.000               10/20/05           1,705
                                                                                                                    ------------
Maryland - 0.9%
County of Montgomery Maryland, monthly demand (E)                    690            1.950               04/01/14             690
Maryland State Economic Development Corp. Revenue Bonds,
   weekly demand (E)                                                 400            1.770               09/01/24             400
                                                                                                                    ------------
                                                                                                                           1,090
                                                                                                                    ------------
Massachusetts - 2.4%
Commonwealth of Massachusetts General Obligation
   Unlimited, weekly demand (u) (E)                                1,520            1.900               12/01/24           1,520
Hull Massachusetts General Obligation, Ltd. Notes                  1,500            3.000               07/14/05           1,509
                                                                                                                    ------------
                                                                                                                           3,029
                                                                                                                    ------------
Michigan - 5.1%
Lansing Economic Development Corp. Revenue Bonds,
   semi-annual demand (E)                                          1,490            2.250               05/01/15           1,490
Leelanau County Economic Development Corp., semi-annual
   demand (E)                                                        265            2.350               06/15/06             265
Michigan State Housing Development Authority Revenue
   Bonds, weekly demand (E)                                        1,000            1.850               08/15/32           1,000
Michigan State Job Development Authority Revenue Bonds,
   monthly demand (E)                                              1,900            1.850               11/01/14           1,900
Michigan Strategic Fund Revenue Bonds, semi-annual demand
   (E)                                                                90            1.750               10/15/05              90
Northville Township Economic Development Corp. Revenue
   Bonds, weekly demand (E)                                          500            1.850               05/01/14             500
Oakland County Economic Development Corp. Revenue Bonds,
   semi-annual demand (E)                                            725            1.750               08/01/15             725
Sterling Heights Economic Development Corp. Revenue Bonds,
   weekly demand (E)                                                 470            1.870               12/01/10             470
                                                                                                                    ------------
                                                                                                                           6,440
                                                                                                                    ------------
Minnesota - 3.0%
Arden Hills Minnesota Revenue Bonds, weekly demand (E)               496            1.950               09/01/29             496
City of Austin Minnesota Revenue Bonds, weekly demand (E)          1,400            1.950               12/01/13           1,400
City of Minneapolis Minnesota Revenue Bonds, weekly demand
   (E)                                                               500            2.000               05/01/26             500
Minnesota Higher Education Facilities Authority Revenue
   Bonds, weekly demand, weekly demand (E)                           100            1.900               10/01/30             100
St. Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (E)                                               1,230            2.000               08/01/25           1,230
                                                                                                                    ------------
                                                                                                                           3,726
                                                                                                                    ------------
Missouri - 6.7%
City of Kirkwood Missouri Revenue Bonds, weekly demand (E)         1,010            1.950               10/01/17           1,010

                                                   Tax Free Money Market Fund  9

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                             PRINCIPAL                              DATE               MARKET
                                                             AMOUNT ($)         RATE                 OF                VALUE
                                                             OR SHARES            %               MATURITY#              $
--------------------------------------------------------------------------------------------------------------------------------
Clayton Industrial Development Authority Revenue Bonds,
   weekly demand (E)                                               1,000            2.000               01/01/09           1,000
Missouri Development Finance Board Revenue Bonds, weekly
   demand (E)                                                        500            1.950               12/01/20             500
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                  450    1.900 - 1.950    06/01/26 - 07/01/32             450
Missouri State Health & Educational Facilities Authority
   Revenue Bond, weekly demand (u) (E)                             3,200    1.940 - 1.950    08/15/28 - 10/01/32           3,200
St. Charles County Industrial Development Authority
   Revenue Bonds, weekly demand (E)                                2,300            1.930               12/01/27           2,300
                                                                                                                    ------------
                                                                                                                           8,460
                                                                                                                    ------------
Montana - 2.5%
Montana Health Facilities Authority Revenue Bonds, weekly
   demand (u) (E)                                                  3,095            1.820               12/01/15           3,095
                                                                                                                    ------------

Multi State and Other - 0.8%
Greystone Revenue Bond Certificate Trust Series 1998-1
   Class SR (e)                                                      700            1.910               05/01/28             700
Greystone Municipal Lease Certificate Trust Certificate of
   Participation, weekly demand (a) (E)                              240            2.010               07/01/05             240
                                                                                                                    ------------
                                                                                                                             940
                                                                                                                    ------------
New York - 2.2%
Albany Industrial Development Agency Revenue Bonds, weekly
   demand (E)                                                        480            1.900               07/01/32             480
Herkimer County Industrial Development Agency Revenue
   Bonds, weekly demand (u) (E)                                    1,300            1.920               12/01/14           1,300
Marlboro Central School District General Obligation
   Unlimited Notes                                                 1,000            2.750               04/15/05           1,001
                                                                                                                    ------------
                                                                                                                           2,781
                                                                                                                    ------------
North Carolina - 2.2%
Mcdowell County Industrial Facilities & Pollution Control
   Financing Authority Revenue Bonds, weekly demand (E)            1,870            1.870               05/01/22           1,870
North Carolina Medical Care Commission Revenue Bonds,
   weekly demand (u) (E)                                             840            1.900               11/15/09             840
                                                                                                                    ------------
                                                                                                                           2,710
                                                                                                                    ------------
Ohio - 7.3%
American Municipal Power-Ohio, Inc. Revenue Notes                  2,200            1.150               03/17/05           2,200
Clermont County Ohio Revenue Bonds, semi-annual demand (E)         1,470            1.850               05/01/12           1,470
New Albany Community Authority Revenue Bonds, weekly
   demand (E)                                                      1,250            1.840               02/01/25           1,250
Stark County Ohio Revenue Bonds, weekly demand (E)                 1,685            1.550               09/15/16           1,685
Stark County Ohio Revenue Bonds, semi-annual demand (E)            1,465            1.550               09/01/15           1,465
Wapakonetka Ohio General Obligation, Ltd. Notes                    1,100            2.200               06/16/05           1,101
                                                                                                                    ------------
                                                                                                                           9,171
                                                                                                                    ------------
Oklahoma - 0.8%
Tulsa County Industrial Authority Revenue Bonds, annual
   demand (E)                                                      1,000            2.050               05/15/17           1,000
                                                                                                                    ------------

Pennsylvania - 0.5%
City of Philadelphia Pennsylvania Revenue Bonds, weekly
   demand (E)                                                        100            1.830               06/15/23             100

 10  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                             PRINCIPAL                              DATE               MARKET
                                                             AMOUNT ($)         RATE                 OF                VALUE
                                                             OR SHARES            %               MATURITY#              $
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority
   Revenue Bonds, annual demand (E)                                  500            1.950               11/01/31             500
                                                                                                                    ------------
                                                                                                                             600
                                                                                                                    ------------
Tennessee - 6.4%
Blount County Public Building Authority Revenue Bonds,
   weekly demand (u) (E)                                           3,300            1.850               12/01/15           3,300
Franklin County Health & Educational Facilities Board
   Revenue Bonds, semi-annual demand (E)                           1,375            1.750               09/01/10           1,375
Knox County Health Educational & Housing Facilities Board
   Revenue Bonds, weekly demand (E)                                  320            1.850               03/01/19             320
Knox County Industrial Development Board Revenue Bonds,
   weekly demand (E)                                               2,000            2.350               12/01/14           2,000
Wilson County Industrial Development Board                         1,100            1.880               07/01/26           1,100
                                                                                                                    ------------
                                                                                                                           8,095
                                                                                                                    ------------
Texas - 6.7%
City of Houston Texas Revenue Bonds, weekly demand (E)             2,990            1.910    05/15/26 - 05/15/27           2,990
Cypress-Fairbanks Independent School District General
   Obligation Unlimited, weekly demand (E)                         2,000            1.910               02/15/27           2,000
Garland Health Facilities Development Corp. Revenue Bonds,
   weekly demand (E)                                                 400            1.850               11/15/32             400
Gulf Coast Waste Disposal Authority Revenue Bonds, weekly
   demand (E)                                                        490            1.870               12/01/08             490
State of Texas Notes                                               2,000            3.000               08/31/05           2,016
Tarrant County Housing Finance Corp. Revenue Bonds, weekly
   demand (E)                                                        500            1.850               02/15/27             500
                                                                                                                    ------------
                                                                                                                           8,396
                                                                                                                    ------------
Utah - 2.5%
Utah Transit Authority Revenue Bonds, weekly demand (u)
   (E)                                                             3,200            1.830               09/01/32           3,200
                                                                                                                    ------------
Vermont - 2.2%
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)                                2,040            1.940    06/01/22 - 06/01/27           2,040
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (u) (E)                              253            1.890               08/01/05             253
Vermont Industrial Development Authority Revenue Bonds,
   monthly demand (u) (E)                                            545            1.850               12/01/13             545
                                                                                                                    ------------
                                                                                                                           2,838
                                                                                                                    ------------
Virginia - 0.5%
Harrisonburg Redevelopment & Housing Authority Revenue
   Bonds, weekly demand (E)                                          700            1.920               02/01/07             700
                                                                                                                    ------------
Washington - 1.8%
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)                                               2,255    1.380 - 1.900    08/01/24 - 12/01/33           2,255
                                                                                                                    ------------

                                                  Tax Free Money Market Fund  11

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                             PRINCIPAL                              DATE               MARKET
                                                             AMOUNT ($)         RATE                 OF                VALUE
                                                             OR SHARES            %               MATURITY#              $
--------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.8%
Marshall County West Virginia Revenue Bonds, weekly demand
   (E)                                                             1,000            2.000               03/01/26           1,000
                                                                                                                    ------------
Wisconsin - 5.5%
City of Milwaukee Wisconsin Revenue Bonds, weekly demand
   (E)                                                               650            1.850               06/01/29             650
Delavan Darien School District Revenue Notes                       1,000            3.000               08/26/05           1,007
Milwaukee Redevelopment Authority Revenue Bonds, weekly
   demand (E)                                                        600            2.000               07/01/21             600
Sturgeon Bay School District Revenue Notes                         1,000            2.090               10/26/05           1,001
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                3,695    1.880 - 1.950    11/01/17 - 08/15/30           3,695
                                                                                                                    ------------
                                                                                                                           6,953
                                                                                                                    ------------

TOTAL INVESTMENTS - 99.7% (amortized cost $125,511) (+)                                                                  125,511

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                                     328
                                                                                                                    ------------

NET ASSETS - 100%                                                                                                        125,839
                                                                                                                    ============

See accompanying notes which are an integral part of the schedules of investments.

 12  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------
QUALITY RATINGS AS A % OF VALUE
P-1/A-1; MIG1/SP-1/F1 or equivalent                                 100%
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
Cashflow Note                                                        17%
Non-Profit                                                           16
Corporate                                                            11
Multi-Family Housing Bond                                            10
Education (colleges and universities)                                 6
Hospital                                                              6
Local General Obligation                                              6
Bond Anticipation Note                                                5
Nursing Home                                                          5
Special Tax                                                           4
Water and Sewer                                                       4
Electric                                                              3
School District                                                       2
Asset Backed                                                          1
Escrow to Maturity                                                    1
General Obligation                                                    1
Investor Owned Utility                                                1
Single-Family Housing Bond                                            1
                                                                    ---
                                                                    100%
                                                                    ===

           See accompanying notes which are an integral part of the schedules of investments.

                                                  Tax Free Money Market Fund  13

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FOOTNOTES:

(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Variable Rate.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(+) The identified cost for Federal income tax purpose is the same as shown above.
(n)   Taxable security.
(a) Multi-State bond issue including Alabama, California, Colorado, Connecticut, Florida, Georgia, Illinois, Indiana, Kansas, Kentucky, Massachusetts, New Hampshire, New Jersey, New York, Ohio, Oklahoma, Pennsylvania, South Carolina, Texas, and Virginia.
(e) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Kentucky, Tennessee, and Virginia.
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(B)   Illiquid security.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

ABBREVIATIONS:

LIBOR - London Interbank Offered Rate

A-1 - A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's for commercial paper obligations. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; (may have an added "+" to denote any exceptionally strong credit feature.)

MIG1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.

P-1 - The highest tax-exempt rating given by Moody's Investor Services to commercial paper with a "superior capacity for repayment."

SP-1 - The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

 14  Notes to Schedules of Investments

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series investment company with 34 different investment portfolios, referred to as "Funds." This Quarterly Report reports on three Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security valuation

   The Funds' portfolio investments are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

   Repurchase agreements

   The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fed wire closing time remains at least equal to 102% of the repurchase price. The money manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. RELATED PARTIES

   The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Money Market, US Government Money Market, and Tax Free Money Market Funds. As of January 31, 2005, $1,417,604,115, $4,151,000,
   and $12,112,848, respectively, represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $550,000,000 is invested in the Money Market Fund.

                                                   Notes to Quarterly Report  15

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

4. ILLIQUID OR RESTRICTED SECURITIES

   A Money Market Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 10% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists.

   Illiquid Securities

   FUND -- % OF NET ASSETS                         PRINCIPAL AMOUNT            $                   $                   $
         SECURITIES            ACQUISITION DATE        OR SHARES         COST PER UNIT        COST (000)       MARKET VALUE (000)
---------------------------------------------------------------------------------------------------------------------------------
   Money Market Fund - 9.2%
      AID to INH Portugal
        Guaranteed Note,
        weekly demand (LIBOR
        Floater).............      07/01/94              8,125               99.99               8,214                8,128
      New York Life Insurance
        Co. .................      05/19/04             25,000              100.00              25,000               25,000
      New York Life Insurance
        Co. .................      11/19/04             50,000              100.00              50,000               50,000
      Pacific Life Insurance
        Co. .................      07/12/04             50,000              100.00              50,000               50,000
      Protective Life
        Insurance Co. .......      12/06/04             50,000              100.00              50,000               50,000
      The Travelers Insurance
        Co. .................      11/22/04             75,000              100.00              75,000               75,000
                                                                                                                    -------
                                                                                                                    258,128
                                                                                                                    =======
   US Government Money Market
     Fund - 3.7%
      Aid to Sri Lanka
        Guaranteed Note
        (LIBOR Floater)......      12/17/93              1,875              100.53               1,885                1,885
                                                                                                                    =======

   Pursuant to guidelines established by the Board of Trustees, the Adviser has determined that a liquid trading market exists for the following restricted securities held as of January 31, 2005:

   Restricted Securities

   FUND -- % OF NET ASSETS                         PRINCIPAL AMOUNT            $                   $                   $
         SECURITIES            ACQUISITION DATE        OR SHARES         COST PER UNIT        COST (000)       MARKET VALUE (000)
---------------------------------------------------------------------------------------------------------------------------------
   Money Market Fund - 6.3%
      Atlantis One Funding
        Corp. ...............      12/20/04             13,700               99.33              13,608               13,608
      Bavaria Universal
        Funding Corp. .......      11/15/04             22,000               99.95              21,990               21,990
      Eiffel Funding LLC.....      01/11/05             21,671               99.80              21,628               21,628
      Fairway Finance........      01/10/05             10,217               99.95              10,212               10,212
      Falcon Asset
        Securitization
        Corp. ...............      12/23/04              6,895               99.99               6,894                6,894
      Giro Balanced Funding
        Corp. ...............      01/25/05             12,619               99.94              12,612               12,612
      Giro Balanced Funding
        Corp. ...............      11/29/04             24,398               99.86              24,365               24,365
      Long Lance Master Trust
        IV...................      11/22/04             32,950               99.86              32,905               32,905
      Presbyterian Homes &
        Service..............      01/27/05             17,024              100.00              17,024               17,024
      Three Pillars Funding
        Corp. ...............      01/12/05             17,556               99.91              17,541               17,541
                                                                                                                    -------
                                                                                                                    178,779
                                                                                                                    =======

 16  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) the Securities and Exchange Commission's public reference room.

The Frank Russell Investment Company Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. Information relating to the Proxy Voting Policy and Portfolio Holding Disclosure Policy is contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

                                  Shareholder Requests for Other Information  17

[RUSSELL LOGO]

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-070 (1 01/05)

                                   [GRAPHIC]

                                                FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS FUNDS


     2005 QUARTERLY REPORT

     CLASS A, C, D, E, AND S SHARES


     EQUITY AGGRESSIVE STRATEGY FUND

     AGGRESSIVE STRATEGY FUND

     BALANCED STRATEGY FUND

     MODERATE STRATEGY FUND

     CONSERVATIVE STRATEGY FUND





     CLASS D, E, AND S SHARES


     2010 STRATEGY FUND

     2020 STRATEGY FUND

     2030 STRATEGY FUND

     2040 STRATEGY FUND




     JANUARY 31, 2005

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on nine of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                              LifePoints(R) Funds

                                Quarterly Report

                          January 31, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Equity Aggressive Strategy Fund......................................         3

Aggressive Strategy Fund.............................................         4

Balanced Strategy Fund...............................................         5

Moderate Strategy Fund...............................................         6

Conservative Strategy Fund...........................................         7

2010 Strategy Fund...................................................         8

2020 Strategy Fund...................................................         9

2030 Strategy Fund...................................................        10

2040 Strategy Fund...................................................        11

Notes to Quarterly Report............................................        12

Shareholder Requests for Other Information...........................        16

Frank Russell Investment Company - LifePoints Funds

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) EQUITY AGGRESSIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Domestic Equities - 70.6%
Diversified Equity Fund                             5,608,860         236,245
Quantitative Equity Fund                            6,401,216         236,269
Real Estate Securities Fund                         1,380,128          56,061
Special Growth Fund                                 1,083,972          54,329
                                                                 ------------
                                                                      582,904
                                                                 ------------

International Equities - 29.2%
Emerging Markets Fund                               2,850,042          42,551
International Securities Fund                       3,282,251         198,740
                                                                 ------------
                                                                      241,291
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $698,456)                                            824,195

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              1,882
                                                                 ------------

NET ASSETS - 100.0%                                                   826,077
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                LifePoints(R) Equity Aggressive Strategy Fund  3

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) AGGRESSIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 19.9%
Multistrategy Bond Fund                            33,402,618         352,064
                                                                 ------------

Domestic Equities - 56.8%
Diversified Equity Fund                             9,526,406         401,252
Quantitative Equity Fund                           10,870,617         401,234
Real Estate Securities Fund                         2,551,570         103,645
Special Growth Fund                                 1,937,077          97,086
                                                                 ------------
                                                                    1,003,217
                                                                 ------------

International Equities - 23.1%
Emerging Markets Fund                               4,823,654          72,017
International Securities Fund                       5,558,242         336,552
                                                                 ------------
                                                                      408,569
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $1,573,017)                                        1,763,850

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              4,087
                                                                 ------------

NET ASSETS - 100.0%                                                 1,767,937
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 4  LifePoints(R) Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) BALANCED STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 39.7%
Diversified Bond Fund                              22,703,719         541,484
Multistrategy Bond Fund                            51,771,334         545,670
                                                                 ------------
                                                                    1,087,154
                                                                 ------------

Domestic Equities - 41.0%
Diversified Equity Fund                            10,305,704         434,076
Quantitative Equity Fund                           11,759,864         434,057
Real Estate Securities Fund                         3,285,898         133,473
Special Growth Fund                                 2,418,835         121,232
                                                                 ------------
                                                                    1,122,838
                                                                 ------------

International Equities - 19.2%
Emerging Markets Fund                               5,724,805          85,471
International Securities Fund                       7,256,334         439,371
                                                                 ------------
                                                                      524,842
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $2,430,051)                                        2,734,834

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                              4,049
                                                                 ------------

NET ASSETS - 100.0%                                                 2,738,883
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                         LifePoints(R) Balanced Strategy Fund  5

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) MODERATE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.5%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 59.4%
Diversified Bond Fund                               8,374,981         199,743
Short Duration Bond Fund                           12,871,863         243,536
                                                                 ------------
                                                                      443,279
                                                                 ------------

Domestic Equities - 29.1%
Diversified Equity Fund                             1,938,617          81,654
Quantitative Equity Fund                            2,211,774          81,637
Real Estate Securities Fund                           721,758          29,318
Special Growth Fund                                   495,775          24,848
                                                                 ------------
                                                                      217,457
                                                                 ------------

International Equities - 11.0%
International Securities Fund                       1,363,686          82,571
                                                                 ------------

TOTAL INVESTMENTS - 99.5%
(identified cost $684,641)                                            743,307

OTHER ASSETS AND LIABILITIES,
NET - 0.5%                                                              3,464
                                                                 ------------

NET ASSETS - 100.0%                                                   746,771
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 6  LifePoints(R) Moderate Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 80.0%
Diversified Bond Fund                               4,541,076         108,305
Short Duration Bond Fund                           15,051,529         284,775
                                                                 ------------
                                                                      393,080
                                                                 ------------

Domestic Equities - 17.0%
Diversified Equity Fund                               817,115          34,417
Quantitative Equity Fund                              932,601          34,422
Real Estate Securities Fund                           360,933          14,661
                                                                 ------------
                                                                       83,500
                                                                 ------------

International Equities - 3.0%
International Securities Fund                         246,957          14,953
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $465,966)                                            491,533

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                168
                                                                 ------------

NET ASSETS - 100.0%                                                   491,701
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                     LifePoints(R) Conservative Strategy Fund  7

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) 2010 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 55.8%
Diversified Bond Fund                                  31,898             761
Multistrategy Bond Fund                                14,301             151
Short Duration Bond Fund                               39,227             742
                                                                 ------------
                                                                        1,654
                                                                 ------------

Domestic Equities - 31.3%
Diversified Equity Fund                                 8,520             359
Quantitative Equity Fund                                9,726             359
Real Estate Securities Fund                             2,868             116
Special Growth Fund                                     1,875              94
                                                                 ------------
                                                                          928
                                                                 ------------

International Equities - 12.9%
Emerging Markets Fund                                   1,508              22
International Securities Fund                           5,945             361
                                                                 ------------
                                                                          383
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $3,000)                                                2,965

OTHER ASSETS AND LIABILITIES,
NET - (0.0%)                                                               (1)
                                                                 ------------

NET ASSETS - 100.0%                                                     2,964
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 8  LifePoints(R) 2010 Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) 2020 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 45.7%
Diversified Bond Fund                                  27,476             655
Multistrategy Bond Fund                                42,902             452
Short Duration Bond Fund                               13,076             247
                                                                 ------------
                                                                        1,354
                                                                 ------------

Domestic Equities - 37.3%
Diversified Equity Fund                                10,258             432
Quantitative Equity Fund                               11,711             432
Real Estate Securities Fund                             3,205             130
Special Growth Fund                                     2,164             109
                                                                 ------------
                                                                        1,103
                                                                 ------------

International Equities - 17.0%
Emerging Markets Fund                                   4,525              68
International Securities Fund                           7,159             434
                                                                 ------------
                                                                          502
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $3,000)                                                2,959

OTHER ASSETS AND LIABILITIES,
NET - (0.0%)                                                               (1)
                                                                 ------------

NET ASSETS - 100.0%                                                     2,958
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                             LifePoints(R) 2020 Strategy Fund  9

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) 2030 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 36.7%
Diversified Bond Fund                                  20,213             482
Multistrategy Bond Fund                                57,203             603
                                                                 ------------
                                                                        1,085
                                                                 ------------

Domestic Equities - 43.5%
Diversified Equity Fund                                12,101             510
Quantitative Equity Fund                               13,815             510
Real Estate Securities Fund                             3,508             143
Special Growth Fund                                     2,423             121
                                                                 ------------
                                                                        1,284
                                                                 ------------

International Equities - 19.8%
Emerging Markets Fund                                   6,435              96
International Securities Fund                           8,056             488
                                                                 ------------
                                                                          584
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $3,000)                                                2,953

OTHER ASSETS AND LIABILITIES,
NET - (0.0%)                                                               (1)
                                                                 ------------

NET ASSETS - 100.0%                                                     2,952
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 10  LifePoints(R) 2030 Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) 2040 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 28.7%
Diversified Bond Fund                                  10,106             241
Multistrategy Bond Fund                                57,203             603
                                                                 ------------
                                                                          844
                                                                 ------------

Domestic Equities - 49.9%
Diversified Equity Fund                                14,049             592
Quantitative Equity Fund                               16,038             592
Real Estate Securities Fund                             3,778             153
Special Growth Fund                                     2,654             133
                                                                 ------------
                                                                        1,470
                                                                 ------------

International Equities - 21.4%
Emerging Markets Fund                                   7,239             108
International Securities Fund                           8,639             524
                                                                 ------------
                                                                          632
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $3,000)                                                2,946

OTHER ASSETS AND LIABILITIES,
NET - (0.0%)                                                               (1)
                                                                 ------------

NET ASSETS - 100.0%                                                     2,945
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                            LifePoints(R) 2040 Strategy Fund  11

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series investment company with 34 different investment portfolios, referred to as "Funds." This Quarterly Report reports on nine LifePoints(R) Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value.

   Each of the LifePoints Funds allocates its assets by investing in a combination of Class S shares of other of the Investment Company's funds (the "Underlying Funds"). Each of the LifePoints Funds may adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the percentages specified below:

                                                                    ASSET ALLOCATION TARGETS
                                -------------------------------------------------------------------------------------------------
                                EQUITY AGGRESSIVE      AGGRESSIVE           BALANCED            MODERATE          CONSERVATIVE
 ASSET CLASS/UNDERLYING FUNDS     STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity
           Fund                         29%                 23%                 16%                 11%                  7%
         Special Growth Fund             6                   5                   4                   3                  --
         Quantitative Equity
           Fund                         29                  23                  16                  11                   7
         Real Estate
           Securities Fund               7                   6                   5                   4                   3
      International Equities
         International
           Securities Fund              24                  19                  16                  11                   3
         Emerging Markets Fund           5                   4                   3                  --                  --
      Bonds
         Diversified Bond Fund          --                  --                  20                  27                  22
         Short Duration Bond
           Fund                         --                  --                  --                  33                  58
         Multistrategy Bond
           Fund                         --                  20                  20                  --                  --

                                                          ASSET ALLOCATION TARGETS
                                -----------------------------------------------------------------------------
                                      2010                2020                2030                2040
 ASSET CLASS/UNDERLYING FUNDS     STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
-------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity
           Fund                         12%                 15%                 17%                 20%
         Special Growth Fund             3                   4                   4                   5
         Quantitative Equity
           Fund                         12                  15                  17                  20
         Real Estate
           Securities Fund               4                   5                   5                   6
      International Equities
         International
           Securities Fund              12                  15                  17                  17
         Emerging Markets Fund           1                   2                   3                   4
      Bonds
         Diversified Bond Fund          26                  21                  16                   8
         Short Duration Bond
           Fund                         25                   8                  --                  --
         Multistrategy Bond
           Fund                          5                  15                  21                  20

 12  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Objectives of the Underlying Funds:

   Diversified Equity Fund

   Seeks to provide long term capital growth.

   Special Growth Fund

   Seeks to provide long term capital growth.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   Real Estate Securities Fund

   Seeks to provide current income and long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

   Diversified Bond Fund

   Seeks to provide current income and the preservation of capital.

   Short Duration Bond Fund

   Seeks to provide current income and preservation of capital with a focus on short duration securities.

   Multistrategy Bond Fund

   Seeks to provide current income and capital appreciation.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security valuation

   Investments in Underlying Funds are valued at the net asset value per share of each Fund as of 4:00 p.m. Eastern time, or the close of regular trading on the New York Stock Exchange, if earlier.

   The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the valuation date, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

                                                   Notes to Quarterly Report  13

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of the four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of an Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

 14  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. RELATED PARTIES

   Each Fund is permitted to invest its cash reserves (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Frank Russell Investment Company Money Market Fund. As of January 31, 2005, the Funds had no amounts invested in the Money Market Fund. Other affiliated funds not presented herein had $1,417,604,115 invested in the Money Market Fund.

4. FEDERAL INCOME TAXES

   At January 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                    EQUITY AGGRESSIVE      AGGRESSIVE          BALANCED           MODERATE         CONSERVATIVE
                                        STRATEGY            STRATEGY           STRATEGY           STRATEGY           STRATEGY
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments              $    753,410,627    $  1,603,315,040   $  2,490,704,250   $    695,380,331   $    468,524,805
                                    ================    ================   ================   ================   ================
   Unrealized Appreciation          $     70,784,285    $    160,535,064   $    244,129,702   $     48,084,534   $     23,282,466
   Unrealized Depreciation                        --                  --                 --           (157,587)          (274,117)
                                    ----------------    ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)                $     70,784,285    $    160,535,064   $    244,129,702   $     47,926,947   $     23,008,349
                                    ================    ================   ================   ================   ================

                                              2010               2020               2030               2040
                                            STRATEGY           STRATEGY           STRATEGY           STRATEGY
   --------------------------------------------------------------------------------------------------------------
   Cost of Investments                  $      3,000,300   $      3,000,300   $      3,000,300   $      3,000,300
                                        ================   ================   ================   ================
   Unrealized Appreciation              $          3,920   $          4,938   $          4,946   $          3,943
   Unrealized Depreciation                       (39,756)           (46,397)           (52,795)           (58,950)
                                        ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)                    $        (35,836)  $        (41,459)  $        (47,849)  $        (55,007)
                                        ================   ================   ================   ================

                                                   Notes to Quarterly Report  15

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R)FUNDS

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) the Securities and Exchange Commission's public reference room.

The Frank Russell Investment Company Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. Information relating to the Proxy Voting Policy and Portfolio Holding Disclosure Policy is contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

 16  Shareholder Requests for Other Information

[RUSSELL LOGO]

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-071 (1 01/05)

                                                FRANK RUSSELL INVESTMENT COMPANY


                                   [GRAPHIC]


RUSSELL FUNDS


     2005 QUARTERLY REPORT


     CLASS C,E, AND S SHARES


     DIVERSIFIED EQUITY FUND

     SPECIAL GROWTH FUND

     QUANTITATIVE EQUITY FUND

     INTERNATIONAL SECURITIES FUND

     EMERGING MARKETS FUND

     REAL ESTATE SECURITIES FUND

     SHORT DURATION BOND FUND (formerly Short Term Bond Fund)

     DIVERSIFIED BOND FUND

     MULTISTRATEGY BOND FUND

     TAX EXEMPT BOND FUND

     TAX-MANAGED LARGE CAP FUND

     TAX-MANAGED MID & SMALL CAP FUND


     CLASS C, E, I, AND S SHARES


     SELECT GROWTH FUND

     SELECT VALUE FUND




     JANUARY 31, 2005






                                                                  [RUSSELL LOGO]

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on fourteen of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                                 Russell Funds

                                Quarterly Report

                          January 31, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Diversified Equity Fund..............................................         3

Special Growth Fund..................................................        11

Quantitative Equity Fund.............................................        23

International Securities Fund........................................        30

Emerging Markets Fund................................................        47

Real Estate Securities Fund..........................................        57

Short Duration Bond Fund.............................................        59

Diversified Bond Fund................................................        71

Multistrategy Bond Fund..............................................        88

Tax Exempt Bond Fund.................................................       112

Tax-Managed Large Cap Fund...........................................       122

Tax-Managed Mid & Small Cap Fund.....................................       127

Select Growth Fund...................................................       135

Select Value Fund....................................................       140

Notes to Schedules of Investments....................................       145

Notes to Quarterly Report............................................       147

Shareholder Requests for Other Information...........................       160

Frank Russell Investment Company - Russell Funds

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 92.9%
Auto and Transportation - 2.9%
American Axle & Manufacturing Holdings, Inc. (N)       25,700             690
BorgWarner, Inc.                                       11,900             639
Burlington Northern Santa Fe Corp.                    151,750           7,311
CNF, Inc.                                               6,100             286
CSX Corp.                                             300,650          12,017
Dana Corp.                                             20,200             321
Delphi Corp.                                           99,500             755
FedEx Corp.                                           139,497          13,343
Ford Motor Co.                                         74,900             987
General Motors Corp. (N)                               51,400           1,892
Harley-Davidson, Inc.                                  47,209           2,838
Honda Motor Co., Ltd. - ADR                           150,825           3,958
Knight Transportation, Inc.                             4,200             103
Magna International, Inc. Class A                       5,600             424
Navistar International Corp. (AE)                     132,350           5,151
Norfolk Southern Corp.                                 37,000           1,292
Oshkosh Truck Corp.                                    17,000           1,248
Overnite Corp.                                          3,400             105
Skywest, Inc.                                           3,000              52
Southwest Airlines Co.                                 66,100             957
Swift Transportation Co., Inc. (AE)                    57,350           1,279
Union Pacific Corp.                                    17,070           1,017
United Parcel Service, Inc. Class B                    65,000           4,854
Visteon Corp.                                         258,200           1,916
Werner Enterprises, Inc.                               69,375           1,479
Westinghouse Air Brake Technologies Corp. (N)          49,900             930
                                                                 ------------
                                                                       65,844
                                                                 ------------

Consumer Discretionary - 15.8%
Accenture, Ltd. Class A (AE)                          281,300           7,328
Advance Auto Parts (AE)                                 3,200             138
Bebe Stores, Inc. (N)                                   8,550             222
Bed Bath & Beyond, Inc. (AE)                          199,902           8,054
Best Buy Co., Inc.                                     27,690           1,489
Brink's Co. (The)                                       6,500             230
Carnival Corp.                                        131,400           7,569
CDW Corp.                                              45,000           2,632
Cendant Corp.                                         477,200          11,238
Charming Shoppes, Inc. (AE)                            15,300             127
Chico's FAS, Inc. (AE)                                 65,070           3,428
Circuit City Stores, Inc.                             156,150           2,236
Citadel Broadcasting Corp. (AE)                         5,700              80
Clear Channel Communications, Inc.                     35,800           1,161
Coach, Inc. (AE)                                       88,660           4,974
Convergys Corp. (AE)                                   10,800             154
Darden Restaurants, Inc.                               25,400             751
Dillard's, Inc. Class A                               179,800           4,718

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DreamWorks Animation SKG, Inc. Class A (AE)           108,620           3,838
Eastman Kodak Co.                                      63,000           2,085
eBay, Inc. (AE)                                        90,270           7,357
Education Management Corp. (AE)                         9,500             303
Electronic Arts, Inc. (AE)                            145,633           9,370
Estee Lauder Cos., Inc. (The) Class A                  77,300           3,489
Fisher Scientific International (AE)                   52,570           3,320
Fossil, Inc. (AE)(N)                                    5,500             153
Four Seasons Hotels, Inc.                              55,788           4,293
Gannett Co., Inc.                                       8,700             696
Gap, Inc. (The)                                       133,550           2,939
Getty Images, Inc. (AE)                                 4,105             286
Gillette Co. (The)                                    279,900          14,197
Google, Inc. Class A (AE)                              57,910          11,329
GTECH Holdings Corp.                                   45,700           1,068
Guitar Center, Inc. (AE)(N)                             3,200             183
Harman International Industries, Inc.                   5,305             645
Harrah's Entertainment, Inc.                            3,550             225
Hasbro, Inc.                                           52,940           1,038
Hilton Hotels Corp.                                    53,900           1,199
Home Depot, Inc.                                      356,500          14,709
Infospace, Inc. (AE)                                    2,200             104
International Game Technology                         120,960           3,786
Interpublic Group of Cos., Inc. (AE)(N)                32,000             418
J.C. Penney Co., Inc.                                 164,450           7,025
Jones Apparel Group, Inc.                              23,600             794
Kimberly-Clark Corp.                                  121,670           7,971
Kohl's Corp. (AE)                                     192,400           9,045
Leggett & Platt, Inc.                                  11,700             333
Liberty Media Corp. Class A (AE)                      547,150           5,712
Liberty Media International, Inc. Class A (AE)        104,047           4,711
Limited Brands, Inc.                                   55,600           1,318
Liz Claiborne, Inc.                                     5,500             231
Lowe's Cos., Inc.                                     110,609           6,304
Marriott International, Inc. Class A                  149,020           9,415
May Department Stores Co. (The)                        16,000             542
Maytag Corp. (N)                                        8,000             126
McDonald's Corp.                                      336,290          10,892
McGraw-Hill Cos., Inc. (The)                            6,300             570
MGM Mirage (AE)                                        59,207           4,252
Newell Rubbermaid, Inc.                               129,450           2,786
News Corp.
   Class A                                            343,950           5,847
   Class B (N)                                        200,200           3,520

                                                      Diversified Equity Fund  3

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nike, Inc.
   Class B                                             60,038           5,201
Nordstrom, Inc.                                       118,700           5,727
Office Depot, Inc. (AE)                                79,100           1,368
OfficeMax, Inc.                                        27,600             814
Omnicom Group (N)                                      65,000           5,518
Overstock.com, Inc. (AE)(N)                             2,600             136
Petco Animal Supplies, Inc. (AE)                        7,600             289
Pixar (AE)                                              1,665             145
Priceline.com, Inc. (AE)(N)                            51,200           1,157
RadioShack Corp.                                       23,300             772
Reebok International, Ltd.                             84,900           3,781
Reed Elsevier PLC - ADR                                54,890           1,998
Royal Caribbean Cruises, Ltd. (N)                      73,512           3,896
RR Donnelley & Sons Co.                               170,350           5,698
SCP Pool Corp. (N)                                      5,100             152
Sears Roebuck and Co.                                   9,700             487
Sports Authority, Inc. (The) (AE)(N)                   40,400           1,025
Stanley Works (The)                                     5,400             257
Staples, Inc.                                         133,600           4,374
Starbucks Corp. (AE)                                  102,377           5,528
Starwood Hotels & Resorts Worldwide, Inc. (o)         206,000          11,925
Target Corp.                                           61,981           3,147
Tech Data Corp. (AE)                                   16,800             706
Tiffany & Co. (N)                                      35,503           1,116
Time Warner, Inc. (AE)                                631,690          11,370
TJX Cos., Inc.                                        123,720           3,098
Tribune Co.                                            60,750           2,429
Valueclick, Inc. (AE)                                   8,100             107
VeriSign, Inc. (AE)                                   230,070           5,945
VF Corp.                                               17,200             914
Viacom, Inc. Class B                                  205,309           7,666
Wal-Mart Stores, Inc.                                 163,300           8,557
Walt Disney Co.                                       412,640          11,814
WESCO International, Inc. (AE)(N)                       3,200             108
WMS Industries, Inc. (AE)(N)                            5,900             185
Wynn Resorts, Ltd. (AE)(N)                             54,973           3,604
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             58,900           1,879
Yahoo!, Inc. (AE)                                     230,950           8,132
Yum! Brands, Inc.                                     111,146           5,152
                                                                 ------------
                                                                      361,130
                                                                 ------------

Consumer Staples - 6.1%
Altria Group, Inc.                                    469,210          29,950
Clorox Co.                                             80,200           4,766
Coca-Cola Co. (The)                                    87,800           3,643
Coca-Cola Enterprises, Inc.                            19,000             417

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Colgate-Palmolive Co.                                 148,700           7,813
CVS Corp.                                              46,890           2,173
Dean Foods Co. (AE)                                    19,200             676
Diageo PLC - ADR (N)                                   21,450           1,171
General Mills, Inc.                                    30,300           1,606
HJ Heinz Co.                                           56,230           2,126
Kellogg Co.                                            91,980           4,106
Kraft Foods, Inc. Class A                              19,700             669
Kroger Co. (The) (AE)                                 118,500           2,026
Nestle SA - ADR                                        10,510             690
PepsiCo, Inc.                                         547,480          29,400
Procter & Gamble Co.                                  631,926          33,637
Reynolds American, Inc. (N)                            18,200           1,464
Safeway, Inc. (AE)                                     96,500           1,819
Sara Lee Corp.                                        154,360           3,624
Smithfield Foods, Inc. (AE)                            62,400           1,889
Sysco Corp.                                            43,320           1,515
Unilever NV                                             6,300             411
UST, Inc.                                              24,700           1,251
Whole Foods Market, Inc.                               29,300           2,620
Wm. Wrigley Jr. Co.                                     7,300             514
                                                                 ------------
                                                                      139,976
                                                                 ------------

Financial Services - 18.6%
ACE, Ltd.                                               8,000             347
Aflac, Inc.                                            40,140           1,586
Alliance Data Systems Corp. (AE)                       67,170           2,917
Allstate Corp. (The)                                  140,450           7,084
American Express Co.                                  370,090          19,744
American International Group, Inc.                    353,755          23,450
AmeriCredit Corp. (AE)                                 53,900           1,323
AON Corp.                                             176,850           4,022
Archstone-Smith Trust (o)                               9,700             333
Assurant, Inc.                                          6,900             224
Astoria Financial Corp.                                18,900             711
Automatic Data Processing, Inc.                        84,300           3,665
Bank of America Corp.                                 905,724          41,998
Bank of New York Co., Inc. (The)                       24,700             734
BB&T Corp.                                             22,200             876
Capital One Financial Corp.                            82,300           6,442
CB Richard Ellis Group, Inc. Class A (AE)              90,050           3,151
Checkfree Corp. (AE)(N)                               143,700           5,604
Chicago Mercantile Exchange                            13,752           2,950
Chubb Corp.                                            89,280           6,650
Cigna Corp.                                            21,500           1,725
CIT Group, Inc.                                        51,700           2,087

 4  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup, Inc.                                     1,162,891          57,040
CNA Financial Corp. (AE)(N)                               400              11
Comerica, Inc.                                         23,100           1,337
Countrywide Financial Corp.                           234,766           8,686
Deluxe Corp.                                           22,800             873
East-West Bancorp, Inc. (N)                             6,300             245
Equity Office Properties Trust (o)                     77,300           2,163
Equity Residential (o)                                 34,500           1,088
Fannie Mae                                            110,830           7,157
Federated Investors, Inc.
   Class B                                             22,300             655
First American Corp.                                    9,700             359
Fiserv, Inc. (AE)                                      20,860             798
Franklin Resources, Inc.                               70,740           4,800
Freddie Mac                                            79,190           5,170
Genworth Financial, Inc.
   Class A                                            140,800           3,735
Goldman Sachs Group, Inc.                             312,964          33,753
Hartford Financial Services Group, Inc.               137,540           9,255
HRPT Properties Trust (o)                               5,550              66
Huntington Bancshares, Inc.                            44,600           1,024
iShares Russell 1000 Value Index Fund                  28,050           1,829
JPMorgan Chase & Co.                                  810,239          30,246
Keycorp                                                48,100           1,608
La Quinta Corp. (AE)(o)                                11,400              99
LandAmerica Financial Group, Inc. (N)                   3,000             154
Legg Mason, Inc.                                        9,100             703
Lehman Brothers Holdings, Inc.                         42,050           3,835
Lincoln National Corp.                                 27,500           1,269
Loews Corp.                                            26,350           1,792
Maguire Properties, Inc. (o)                            3,200              76
Manulife Financial Corp.                               13,743             603
MBNA Corp.                                            134,540           3,576
Mellon Financial Corp.                                 94,580           2,776
Merrill Lynch & Co., Inc.                             173,814          10,441
Metlife, Inc.                                         164,570           6,542
MGIC Investment Corp. (N)                              14,400             920
Morgan Stanley                                        156,800           8,775
National City Corp.                                    59,740           2,124
Nationwide Health Properties, Inc. (o)(N)               5,800             126
Ohio Casualty Corp. (AE)(N)                             4,600             106
PartnerRe, Ltd.                                         8,300             526
Paychex, Inc.                                         208,500           6,357
PMI Group, Inc. (The)                                  39,250           1,561
PNC Financial Services Group, Inc.                     79,100           4,261
Prudential Financial, Inc.                             25,300           1,364
Regions Financial Corp.                                12,099             387

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
RenaissanceRe Holdings, Ltd.                            7,400             372
SLM Corp.                                             234,785          11,784
Sovereign Bancorp, Inc. (N)                           197,400           4,489
St. Paul Travelers Cos., Inc. (The)                   332,170          12,470
SunTrust Banks, Inc.                                  114,820           8,269
T Rowe Price Group, Inc.                               55,030           3,294
Torchmark Corp.                                        18,850           1,029
Trizec Properties, Inc. (o)                           113,050           2,002
UBS AG                                                 19,839           1,614
UCBH Holdings, Inc. (N)                                23,573           1,039
US Bancorp                                             12,756             383
Wachovia Corp.                                         34,400           1,887
Waddell & Reed Financial, Inc.
   Class A                                             23,450             513
Washington Mutual, Inc.                                78,280           3,159
Wells Fargo & Co.                                      88,580           5,430
XL Capital, Ltd.
   Class A                                              5,000             374
                                                                 ------------
                                                                      426,002
                                                                 ------------

Health Care - 12.9%
Abbott Laboratories                                    67,870           3,055
Abgenix, Inc. (AE)(N)                                  11,100              97
Accredo Health, Inc. (AE)                             130,800           3,895
Aetna, Inc.                                            34,230           4,349
AmerisourceBergen Corp.                                49,700           2,897
Amgen, Inc. (AE)                                      348,880          21,714
Amylin Pharmaceuticals, Inc. (AE)(N)                   49,100           1,100
Applera Corp. - Celera Genomics Group (AE)              6,000              80
Barr Pharmaceuticals, Inc. (AE)                         5,000             238
Baxter International, Inc.                             38,960           1,315
Biogen Idec, Inc. (AE)                                 93,500           6,074
Boston Scientific Corp. (AE)                          238,434           7,883
Bristol-Myers Squibb Co.                               97,450           2,284
Cardinal Health, Inc.                                  30,200           1,701
Caremark Rx, Inc. (AE)                                333,030          13,021
Celgene Corp. (AE)(N)                                 185,200           5,063
Community Health Systems, Inc. (AE)                    37,200           1,078
Cooper Cos., Inc.                                      28,930           2,219
CR Bard, Inc.                                          60,470           4,100
DaVita, Inc. (AE)                                      13,250             556
Eli Lilly & Co.                                       229,940          12,472
Endo Pharmaceuticals Holdings, Inc. (AE)                4,700              99
Eon Labs, Inc. (AE)                                    10,700             275
Eyetech Pharmaceuticals, Inc. (AE)(N)                  28,700           1,056
Genentech, Inc. (AE)                                  402,692          19,212

                                                      Diversified Equity Fund  5

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gilead Sciences, Inc. (AE)                            187,070           6,192
HCA, Inc.                                              32,700           1,456
Health Net, Inc. (AE)                                 156,100           4,541
Hospira, Inc. (AE)                                      9,900             286
Humana, Inc. (AE)                                      20,470             701
ICOS Corp. (AE)                                         8,900             223
IMS Health, Inc.                                       19,300             451
IVAX Corp. (AE)                                       335,875           5,048
Johnson & Johnson                                     578,450          37,426
Kinetic Concepts, Inc. (AE)                            29,300           1,904
Kos Pharmaceuticals, Inc. (AE)(N)                       2,300              76
McKesson Corp.                                          6,700             231
Medarex, Inc. (AE)(N)                                  12,800             122
Medco Health Solutions, Inc. (AE)                      92,600           3,942
Medicines Co. (AE)                                      6,700             184
Medtronic, Inc.                                       207,996          10,918
Merck & Co., Inc.                                     190,010           5,330
Millennium Pharmaceuticals, Inc. (AE)                  20,400             188
Nektar Therapeutics (AE)                                7,100             120
Novartis AG - ADR                                      49,410           2,370
Onyx Pharmaceuticals, Inc. (AE)(N)                      5,100             148
OSI Pharmaceuticals, Inc. (AE)                          1,900             124
Pacificare Health Systems (AE)                         16,269           1,001
Pfizer, Inc.                                          616,122          14,886
Quest Diagnostics                                      32,341           3,082
Renal Care Group, Inc. (AE)                             4,600             176
Roche Holding AG - ADR                                 32,300           1,720
Sanofi-Aventis - ADR (N)                              215,858           8,054
Schering-Plough Corp.                                 178,500           3,313
Sepracor, Inc. (AE)                                     5,000             286
St. Jude Medical, Inc. (AE)                           219,898           8,638
Stryker Corp.                                          58,200           2,860
Telik, Inc. (AE)(N)                                     7,000             133
Tenet Healthcare Corp. (AE)                           178,650           1,774
Triad Hospitals, Inc. (AE)                             25,900           1,054
UnitedHealth Group, Inc.                              218,320          19,409
Valeant Pharmaceuticals International (N)              52,100           1,301
Varian Medical Systems, Inc. (AE)                      20,600             777
Vertex Pharmaceuticals, Inc. (AE)(N)                    7,100              72
WellPoint, Inc. (AE)                                   95,510          11,604
Wright Medical Group, Inc. (AE)                        12,141             333
Wyeth                                                  82,770           3,280
Zimmer Holdings, Inc. (AE)                            162,952          12,849
                                                                 ------------
                                                                      294,416
                                                                 ------------

Integrated Oils - 4.4%
Amerada Hess Corp.                                      9,300             806
BP PLC - ADR                                           49,500           2,930

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ChevronTexaco Corp.                                   247,004          13,437
ConocoPhillips                                        362,276          33,616
Exxon Mobil Corp.                                     424,230          21,890
Marathon Oil Corp.                                    251,569           9,743
Occidental Petroleum Corp.                            222,300          12,978
Unocal Corp.                                           95,050           4,521
                                                                 ------------
                                                                       99,921
                                                                 ------------

Materials and Processing - 5.3%
Air Products & Chemicals, Inc.                         50,410           2,970
AK Steel Holding Corp. (AE)                             6,000              87
Allegheny Technologies, Inc.                            3,700              89
American Standard Cos., Inc. (AE)                      33,000           1,321
Archer-Daniels-Midland Co.                            638,765          15,458
Ashland, Inc.                                           8,900             546
Bayer AG - ADR                                         48,320           1,609
Bemis Co.                                              11,000             319
Bowater, Inc. (N)                                      61,390           2,333
Bunge, Ltd. (N)                                        12,800             724
Cia Vale do Rio Doce - ADR                             70,500           2,132
Corn Products International, Inc.                     167,400           4,915
Domtar, Inc.                                           76,650             748
Dow Chemical Co. (The)                                193,020           9,593
Dycom Industries, Inc. (AE)                            55,100           1,497
Eastman Chemical Co.                                   12,100             655
Ecolab, Inc.                                           29,900           1,006
EI Du Pont de Nemours & Co.                            83,615           3,977
FMC Corp. (AE)                                         11,600             547
Freeport-McMoRan Copper & Gold, Inc.
   Class B (N)                                        273,150          10,055
Georgia-Pacific Corp.                                  20,200             648
Hecla Mining Co. (AE)(N)                               10,000              55
Hercules, Inc. (AE)                                    26,800             389
International Paper Co.                               399,260          15,631
Lennar Corp.
   Class B (N)                                          2,688             139
Lubrizol Corp.                                         22,100             796
Lyondell Chemical Co.                                  79,080           2,327
Martin Marietta Materials, Inc.                         5,300             286
Masco Corp.                                           127,790           4,703
Maverick Tube Corp. (AE)(N)                             9,100             310
Monsanto Co.                                          185,141          10,022
Mosaic Co. (The) (AE)                                 315,850           5,212
Nalco Holding Co. (AE)                                 24,940             483

 6  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Neenah Paper, Inc. (N)                                    975              31
Newmont Mining Corp.                                    7,000             291
OM Group, Inc. (AE)                                     5,600             182
PPG Industries, Inc.                                   69,860           4,805
Praxair, Inc.                                          11,870             512
Sherwin-Williams Co. (The)                             13,600             587
Smurfit-Stone Container Corp. (AE)                    108,620           1,634
Sonoco Products Co.                                    25,900             672
St. Joe Co. (The)                                      46,358           3,189
Stillwater Mining Co. (AE)                              7,800              83
Syngenta AG - ADR (N)                                 109,450           2,356
Temple-Inland, Inc.                                    75,200           4,783
United States Steel Corp.                              24,500           1,269
URS Corp. (AE)                                          2,600              73
                                                                 ------------
                                                                      122,049
                                                                 ------------

Miscellaneous - 4.5%
3M Co.                                                160,500          13,540
Brunswick Corp. (N)                                    22,201           1,024
Eaton Corp.                                            19,700           1,339
Fortune Brands, Inc.                                    7,300             613
General Electric Co.                                1,355,445          48,972
Honeywell International, Inc.                         248,800           8,952
ITT Industries, Inc.                                   11,700             998
Johnson Controls, Inc.                                  8,800             521
SPX Corp. (N)                                          15,500             649
Textron, Inc.                                          17,100           1,231
Tyco International, Ltd.                              689,923          24,934
                                                                 ------------
                                                                      102,773
                                                                 ------------

Other Energy - 2.6%
Anadarko Petroleum Corp.                               22,800           1,510
Apache Corp.                                          138,900           7,559
Burlington Resources, Inc.                             24,100           1,053
Consol Energy, Inc.                                     7,900             333
Devon Energy Corp.                                     32,710           1,330
El Paso Corp.                                          87,000             946
EOG Resources, Inc.                                    49,960           3,709
GlobalSantaFe Corp.                                    27,000             955
Grey Wolf, Inc. (AE)(N)                                20,300             108
Halliburton Co.                                       205,050           8,434
Houston Exploration Co. (AE)                            5,600             303
Kinder Morgan, Inc.                                    32,410           2,432
Lone Star Technologies (AE)                             7,200             294
Newfield Exploration Co. (AE)                          17,700           1,083
Noble Corp. (AE)                                       56,960           3,039
NRG Energy, Inc. (AE)                                  92,100           3,223
Oil States International, Inc. (AE)                     5,300             101
Peabody Energy Corp.                                   20,170           1,709

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Premcor, Inc.                                          77,550           3,722
Reliant Energy, Inc. (AE)                             510,900           6,361
Rowan Cos., Inc.                                       16,640             469
Schlumberger, Ltd.                                    153,580          10,450
Universal Compression Holdings, Inc. (AE)               3,200             124
Valero Energy Corp.                                    12,600             656
                                                                 ------------
                                                                       59,903
                                                                 ------------

Producer Durables - 5.1%
Agilent Technologies, Inc. (AE)                        65,200           1,442
Applied Materials, Inc. (AE)                          144,950           2,305
Boeing Co.                                            275,800          13,955
Caterpillar, Inc.                                     162,119          14,445
Centex Corp.                                           12,900             791
Cooper Industries, Ltd. Class A                        29,150           2,026
Danaher Corp.                                          57,580           3,160
Deere & Co.                                           190,200          13,206
DR Horton, Inc.                                        27,000           1,074
Emerson Electric Co.                                   43,200           2,905
Empresa Brasileira de Aeronautica SA - ADR             13,450             426
Goodrich Corp.                                         25,520             875
Graco, Inc.                                             2,400              86
Hubbell, Inc. Class B                                  15,100             748
Illinois Tool Works, Inc.                              71,100           6,184
KB Home (N)                                            17,145           1,863
KLA-Tencor Corp. (AE)                                  73,060           3,379
Koninklijke Philips Electronics NV                    226,400           5,904
Lennar Corp. Class A                                   77,226           4,361
Lockheed Martin Corp.                                 102,259           5,912
MDC Holdings, Inc.                                     39,475           2,874
Northrop Grumman Corp.                                 88,400           4,586
Pitney Bowes, Inc.                                     12,000             537
Polycom, Inc. (AE)                                      6,600             116
Powerwave Technologies, Inc. (AE)(N)                   16,500             130
Pulte Homes, Inc.                                      13,700             905
Sandvik AB - ADR (N)                                   20,050             818
Siemens AG - ADR (N)                                   57,550           4,576
Steelcase, Inc. Class A                                 3,100              42
Telefonaktiebolaget LM Ericsson - ADR (AE)             47,717           1,400
Teradyne, Inc. (AE)                                    53,400             749
Toll Brothers, Inc. (AE)                                6,544             511
United Defense Industries, Inc.                         4,800             230

                                                      Diversified Equity Fund  7

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Technologies Corp.                             100,899          10,158
Waters Corp. (AE)                                      60,380           2,963
                                                                 ------------
                                                                      115,642
                                                                 ------------

Technology - 10.6%
ADC Telecommunications, Inc. (AE)(N)                  151,600             390
Agere Systems, Inc. Class A (AE)                       26,300              38
Altera Corp. (AE)                                     365,600           7,020
Analog Devices, Inc.                                  157,900           5,667
Apple Computer, Inc. (AE)                              64,060           4,926
Applied Micro Circuits Corp. (AE)                      70,300             233
Ariba, Inc. (AE)(N)                                     6,600              92
Arrow Electronics, Inc. (AE)                           12,500             295
Avaya, Inc. (AE)                                       13,500             194
Avnet, Inc. (AE)                                      161,850           2,900
BearingPoint, Inc. (AE)                               358,400           2,828
Broadcom Corp.
   Class A (AE)                                        79,500           2,530
Ciena Corp. (AE)                                       34,200              87
Cisco Systems, Inc. (AE)                              799,400          14,421
Cognizant Technology Solutions Corp. Class A
   (AE)                                                73,630           2,791
CommScope, Inc. (AE)                                   10,000             150
Comverse Technology, Inc. (AE)                        201,740           4,509
CSG Systems International (AE)                          5,800             105
Dell, Inc. (AE)                                       575,487          24,032
Electronic Data Systems Corp.                         106,550           2,282
EMC Corp. (AE)                                        361,780           4,739
Flextronics International, Ltd. (AE)(N)                24,000             340
Freescale Semiconductor, Inc. Class B (AE)            275,516           4,813
Gateway, Inc. (AE)(N)                                  39,700             188
General Dynamics Corp.                                 30,054           3,103
Hewlett-Packard Co.                                   386,130           7,564
Ingram Micro, Inc.
   Class A (AE)                                        31,400             580
Integrated Device Technology, Inc. (AE)                13,000             153
Intel Corp.                                            41,800             938
International Business Machines Corp.                 101,700           9,501
Juniper Networks, Inc. (AE)(N)                        335,390           8,428
L-3 Communications Holdings, Inc.                      66,700           4,763
Lucent Technologies, Inc. (AE)(N)                      77,000             251
Macromedia, Inc. (AE)                                  36,900           1,263
Marvell Technology Group, Ltd. (AE)                    88,390           2,957
Maxim Integrated Products, Inc.                       253,600           9,893
Maxtor Corp. (AE)                                      13,500              64
McAfee, Inc. (AE)                                      10,000             259
Micros Systems, Inc. (AE)                               1,600             112
Microsoft Corp.                                     1,352,378          35,541

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Motorola, Inc.                                        360,700           5,677
National Semiconductor Corp.                          185,000           3,132
Nvidia Corp. (AE)                                      94,300           2,161
Oracle Corp. (AE)                                     973,070          13,399
Parametric Technology Corp. (AE)                       28,400             162
PerkinElmer, Inc.                                       8,100             186
PMC - Sierra, Inc. (AE)                               152,400           1,567
Qualcomm, Inc.                                        524,786          19,543
Raytheon Co.                                            9,200             344
Rockwell Automation, Inc.                              47,340           2,682
Sanmina-SCI Corp. (AE)                                821,850           5,079
Seagate Technology (AE)                                 9,200              --
Silicon Laboratories, Inc. (AE)(N)                     28,000             955
Solectron Corp. (AE)                                  119,500             594
Symantec Corp. (AE)                                    19,400             453
Tellabs, Inc. (AE)                                     37,000             263
Tessera Technologies, Inc. (AE)                         8,000             311
Texas Instruments, Inc.                               389,490           9,040
UNOVA, Inc. (AE)(N)                                       600              14
Varian, Inc. (AE)                                       3,343             134
Western Digital Corp. (AE)                             18,600             200
Xilinx, Inc.                                          215,720           6,297
Zebra Technologies Corp.
   Class A (AE)                                         6,100             311
                                                                 ------------
                                                                      243,444
                                                                 ------------

Utilities - 4.1%
Alltel Corp.                                           13,700             754
American Electric Power Co., Inc.                      12,500             441
AT&T Corp.                                             23,000             441
BellSouth Corp.                                       374,950           9,839
Cinergy Corp.                                          31,510           1,270
Comcast Corp. (AE)
   Class A (AE)                                       219,273           7,058
   Special Class A (AE)                               109,050           3,447
Consolidated Edison, Inc.                               5,900             259
Dominion Resources, Inc.                              171,970          11,931
DTE Energy Co.                                         22,900           1,003
Edison International                                   22,200             721
Energy East Corp.                                       3,980             104
Entergy Corp.                                         121,050           8,415
Exelon Corp.                                           56,000           2,478
FirstEnergy Corp.                                      49,830           1,981
FPL Group, Inc.                                         5,600             429
KeySpan Corp.                                          10,050             397
MCI, Inc.                                              17,000             328
Northeast Utilities                                    37,100             694

 8  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pepco Holdings, Inc.                                   31,900             697
Pinnacle West Capital Corp.                             9,600             400
PPL Corp.                                              29,220           1,578
Progress Energy, Inc.                                  19,400             616
Public Service Enterprise Group, Inc.                  19,500           1,029
Puget Energy, Inc.                                      7,000             168
SBC Communications, Inc.                              186,647           4,435
Sempra Energy                                          33,200           1,236
Sprint Corp.                                          538,100          12,823
Telephone & Data Systems, Inc.                         36,300           2,988
TXU Corp. (N)                                          35,840           2,480
Verizon Communications, Inc.                          278,330           9,906
Vodafone Group PLC - ADR                              132,327           3,419
                                                                 ------------
                                                                       93,765
                                                                 ------------
TOTAL COMMON STOCKS
(cost $1,841,867)                                                   2,124,865
                                                                 ------------

LONG-TERM INVESTMENTS - 0.0%
Corporate Bonds and Notes - 0.0%
Delta Air Lines, Inc.
   8.000% due 06/03/23                                  1,380             709
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $888)                                                               709
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.1%
Frank Russell Investment Company
   Money Market Fund                              153,888,926         153,889
United States Treasury Bill (c)(z)(sec.)
   2.244% due 03/17/05                                  9,000           8,976
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $162,865)                                                       162,865
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 3.0%
Frank Russell Investment Company Money Market
   Fund (X)                                        28,483,343          28,483
State Street Securities Lending Quality Trust
   (X)                                             39,395,934          39,396
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $67,879)                                                         67,879
                                                                 ------------

TOTAL INVESTMENTS - 103.0%
(identified cost $2,073,499)                                        2,356,318

OTHER ASSETS AND LIABILITIES,
NET - (3.0%)                                                          (68,603)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,287,715
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Diversified Equity Fund  9

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 03/05 (43)                              13,642                (93)

S&P 500 E-Mini Index
   expiration date 03/05 (559)                             33,030                (51)

S&P 500 Index
   expiration date 03/05 (284)                             83,901               (305)

S&P Midcap 400 Index
   expiration date 03/05 (104)                             33,647                433
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        (16)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 10  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 94.0%
Auto and Transportation - 5.3%
AAR Corp. (AE)(N)                                       6,530              76
Alaska Air Group, Inc. (AE)(N)                         14,440             430
American Axle & Manufacturing Holdings, Inc.           53,600           1,439
Arctic Cat, Inc.                                        6,200             157
ArvinMeritor, Inc.(N)                                  28,300             539
Autoliv, Inc.                                          95,400           4,498
Aviall, Inc. (AE)                                      31,500             908
CNF, Inc.                                              44,600           2,092
Dana Corp.                                             89,900           1,427
Dura Automotive Systems, Inc. Class A (AE)             10,400              96
Dynamex, Inc. (AE)                                     18,129             328
EGL, Inc. (AE)                                         58,900           1,781
ExpressJet Holdings, Inc. (AE)                         47,300             522
Frontier Airlines, Inc. (AE)(N)                        38,600             327
General Maritime Corp. (AE)(N)                         28,200           1,294
Genesee & Wyoming, Inc. Class A (AE)                   14,600             369
Gentex Corp. (N)                                       11,500             389
Grupo TMM SA - ADR (AE)(N)                             75,900             271
Heartland Express, Inc.                                68,700           1,459
HUB Group, Inc. Class A (AE)                            5,000             272
JB Hunt Transport Services, Inc.                       35,060           1,547
Kansas City Southern (AE)                              32,300             564
Kirby Corp. (AE)                                       19,600             863
Laidlaw International, Inc. (AE)                       49,400           1,075
Landstar System, Inc. (AE)                             10,700             372
Lear Corp.                                             18,700           1,010
Navistar International Corp. (AE)                      24,300             946
Offshore Logistics, Inc. (AE)                          29,100             929
OMI Corp. (N)                                          57,200           1,001
Oshkosh Truck Corp.                                    11,195             822
Overnite Corp.                                        100,605           3,107
Overseas Shipholding Group                             33,600           1,875
Pacer International, Inc. (AE)                         32,000             626
Polaris Industries, Inc. (N)                           22,670           1,530
Quantum Fuel Systems Technologies Worldwide,
   Inc. (AE)(N)                                        10,000              53
SCS Transportation, Inc. (AE)(N)                        8,600             201
Skywest, Inc.                                          31,100             536
Stolt-Nielsen SA - ADR (AE)                            13,200             446
Stoneridge, Inc. (AE)(N)                                5,200              77
Swift Transportation Co., Inc. (AE)                     5,000             111
TBC Corp. (AE)(N)                                       1,100              28
Teekay Shipping Corp. (N)                              23,200           1,029
Tidewater, Inc.                                        30,200           1,171
TRW Automotive Holdings Corp. (AE)                     20,700             412
Tsakos Energy Navigation, Ltd.                         13,185             474
UTI Worldwide, Inc. (N)                                46,000           3,168

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Visteon Corp. (N)                                      62,700             465
Werner Enterprises, Inc.                               88,545           1,888
Westinghouse Air Brake Technologies Corp.              75,700           1,411
                                                                 ------------
                                                                       46,411
                                                                 ------------

Consumer Discretionary - 17.7%
A.C. Moore Arts & Crafts, Inc. (AE)(N)                 29,700             818
Abercrombie & Fitch Co. Class A                        88,300           4,426
ABM Industries, Inc.                                   15,200             278
Adesa, Inc.                                            28,100             581
Advance Auto Parts (AE)                                35,700           1,539
Advo, Inc.                                             32,800           1,206
Alliance Gaming Corp. (AE)(N)                          47,900             478
Alloy, Inc. (AE)                                       19,100             135
American Eagle Outfitters                               3,100             157
American Greetings Class A                             41,420           1,000
American Woodmark Corp.                                 3,800             158
Arbitron, Inc. (AE)                                    32,350           1,323
Asbury Automotive Group, Inc. (AE)                     13,890             234
Banta Corp.                                            19,900             862
Blue Nile, Inc. (AE)(N)                                20,465             573
Brink's Co. (The)                                      33,510           1,187
Buckle, Inc. (The)                                      2,100              60
Catalina Marketing Corp.                               17,400             447
Cato Corp. (The) Class A (N)                           12,700             386
CBRL Group, Inc.                                        6,200             255
CEC Entertainment, Inc. (AE)(N)                         7,800             305
Central European Distribution Corp. (AE)(N)            72,100           2,368
Central Garden and Pet Co. (AE)                        21,000             861
Charming Shoppes, Inc. (AE)                           182,200           1,512
Chemed Corp.                                           17,100           1,225
Choice Hotels International, Inc.                      14,140             820
ChoicePoint, Inc. (AE)                                 38,933           1,791
Circuit City Stores, Inc.                             264,060           3,781
CKE Restaurants, Inc. (AE)(N)                          24,110             350
Claire's Stores, Inc.                                  47,000             970
Consolidated Graphics, Inc. (AE)                        5,200             219
Convergys Corp. (AE)                                   95,320           1,362
Corinthian Colleges, Inc. (AE)(N)                      52,400           1,008
Corporate Executive Board Co.                          74,600           4,767
Corrections Corp. of America (AE)(N)                   18,625             765
Cost Plus, Inc. (AE)                                   19,275             506
CoStar Group, Inc. (AE)                                 1,100              47

                                                         Special Growth Fund  11

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CSK Auto Corp. (AE)                                    15,000             237
Ctrip.com International, Ltd.-ADR (AE)                 15,600             641
Darden Restaurants, Inc.                               54,000           1,596
Deckers Outdoor Corp. (AE)(N)                          13,400             520
Dick's Sporting Goods, Inc. (AE)(N)                    37,200           1,265
Earthlink, Inc. (AE)                                   58,700             589
Eastern Co. (The)                                      42,425             848
Education Management Corp. (AE)                        99,100           3,165
Entercom Communications Corp. (AE)                     33,000           1,035
Entravision Communications Corp. Class A (AE)         119,855             959
Famous Dave's Of America, Inc. (AE)                    36,400             433
Federated Department Stores                            14,600             829
FindWhat.com (AE)(N)                                   26,790             426
Finish Line Class A                                    62,780           1,274
Fossil, Inc. (AE)                                      14,900             416
FTI Consulting, Inc. (AE)(N)                           35,100             681
Furniture Brands International, Inc.                   35,100             832
G&K Services, Inc. Class A                              6,600             294
Gemstar-TV Guide International, Inc. (AE)             317,200           1,751
Geo Group, Inc. (The) (AE)                              4,900             147
Getty Images, Inc. (AE)                                40,800           2,844
Greenfield Online, Inc. (AE)                           13,600             248
Grey Global Group, Inc. (N)                               400             436
Group 1 Automotive, Inc. (AE)                          13,900             407
GTECH Holdings Corp.                                   49,210           1,151
Guitar Center, Inc. (AE)(N)                            27,600           1,580
Handleman Co. (N)                                      27,530             535
Harte-Hanks, Inc.                                      33,800             894
Hearst-Argyle Television, Inc.                         90,490           2,355
Helen of Troy, Ltd. (AE)(N)                            32,930           1,052
Hewitt Associates, Inc. Class A (AE)                   48,600           1,453
Hilton Hotels Corp.                                    66,400           1,477
Hollinger International, Inc. Class A                   9,900             144
Hooker Furniture Corp.                                  4,500             105
Hot Topic, Inc. (AE)                                   89,110           1,727
IKON Office Solutions, Inc.                            95,430           1,026
Infospace, Inc. (AE)(N)                                 2,400             113
Insight Enterprises, Inc. (AE)                         16,300             315
International Speedway Corp. Class A                   42,300           2,323
ITT Educational Services, Inc. (AE)                     5,200             255
Jack in the Box, Inc. (AE)                             68,890           2,382
Jo-Ann Stores, Inc. (AE)                               26,700             732
Journal Communications, Inc. Class A                   19,000             326
Kelly Services, Inc. Class A                            2,590              75
Korn/Ferry International (AE)                          30,200             596
La-Z-Boy, Inc.                                         27,600             385
Labor Ready, Inc. (AE)(N)                             148,200           2,347
Lamar Advertising Co. Class A (AE)                     31,900           1,371
Landry's Restaurants, Inc.                              3,900             110
Laureate Education, Inc. (AE)(N)                       34,903           1,548

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Leapfrog Enterprises, Inc. (AE)(N)                     78,265           1,037
Lee Enterprises, Inc.                                  23,500           1,047
Lin TV Corp. Class A (AE)                              54,910           1,022
Lithia Motors, Inc. Class A (N)                        19,540             531
Liz Claiborne, Inc.                                    26,600           1,116
MarineMax, Inc. (AE)                                   12,500             393
Marvel Enterprises, Inc. (AE)(N)                       48,800             872
Maytag Corp. (N)                                       28,500             448
McClatchy Co. Class A                                  15,675           1,096
Mohawk Industries, Inc. (AE)                           19,200           1,699
Monster Worldwide, Inc. (AE)                           26,400             826
Movado Group, Inc.                                      5,600             102
MPS Group, Inc. (AE)                                   76,000             858
Navigant Consulting, Inc. (AE)(N)                      18,565             444
Netratings, Inc. (AE)(N)                                9,500             173
O'Reilly Automotive, Inc. (AE)                         11,498             526
Oakley, Inc.                                           74,300             953
OfficeMax, Inc.                                        14,100             416
Orient-Express Hotels, Ltd. Class A                    45,500             933
Overstock.com, Inc. (AE)                                5,200             271
Pacific Sunwear of California (AE)                     74,100           1,815
Payless Shoesource, Inc. (AE)(N)                       17,200             203
PeopleSupport, Inc. (AE)                               17,470             178
Petco Animal Supplies, Inc. (AE)                       65,260           2,478
Pier 1 Imports, Inc.                                   73,200           1,296
PLATO Learning, Inc. (AE)                              11,956              87
Polo Ralph Lauren Corp.                               101,400           3,950
Pre-Paid Legal Services, Inc. (N)                      16,610             617
Primedia, Inc. (AE)                                    38,700             150
Pulitzer, Inc.                                         20,580           1,306
Radio One, Inc. Class D (AE)                          179,275           2,815
Regal Entertainment Group Class A (N)                  37,400             744
Resources Connection, Inc. (AE)(N)                     53,800           2,744
Retail Ventures, Inc. (AE)                              4,600              32
RR Donnelley & Sons Co.                                48,091           1,609
Ruby Tuesday, Inc. (N)                                 18,785             478
Russ Berrie & Co., Inc.                                 5,600             131
Russell Corp.                                          22,400             403
Ryan's Restaurant Group, Inc. (AE)(N)                  64,400             885
Sabre Holdings Corp. Class A                           53,200           1,123
Scholastic Corp. (AE)                                  14,000             480
SCP Pool Corp.                                        108,000           3,210
ServiceMaster Co. (The)                                54,800             706
ShopKo Stores, Inc. (AE)(N)                            51,180             923
Six Flags, Inc. (AE)(N)                                78,000             334

 12  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sonic Automotive, Inc.                                 18,370             429
Sourcecorp (AE)                                         3,600              65
Speedway Motorsports, Inc. (N)                         33,100           1,283
Sports Authority, Inc. (The) (AE)(N)                   53,200           1,350
Stage Stores, Inc. (AE)                                43,331           1,713
Stanley Works (The)                                    29,400           1,398
Steinway Musical Instruments (AE)                       2,500              70
Stride Rite Corp.                                      12,200             149
Tech Data Corp. (AE)                                   73,650           3,096
TeleTech Holdings, Inc. (AE)(N)                        18,800             200
Tempur-Pedic International, Inc. (AE)(N)              106,360           2,275
Too, Inc. (AE)                                         31,100             845
Toro Co.                                                1,360             113
Toys R US, Inc. (AE)                                  116,000           2,488
Trans World Entertainment (AE)(N)                      10,400             131
Triarc Cos. Class B                                    10,700             158
Tweeter Home Entertainment Group, Inc. (AE)           137,700             879
Unifirst Corp.                                          2,900             113
United Stationers, Inc. (AE)                           13,100             569
Urban Outfitters, Inc. (AE)                             5,800             244
USANA Health Sciences, Inc. (AE)(N)                    41,890           1,524
Vail Resorts, Inc. (AE)                                14,900             357
Valassis Communications, Inc. (AE)                     14,100             479
Volt Information Sciences, Inc. (AE)                    3,100              99
Washington Post Class B                                 1,100           1,006
Waste Connections, Inc. (AE)                            5,940             187
WESCO International, Inc. (AE)(N)                      30,495           1,030
West Corp. (AE)(N)                                     47,500           1,586
Wet Seal, Inc. (The) Class A (AE)(N)                   61,200             155
Wilsons The Leather Experts Inc. (AE)(N)                  800               2
Wolverine World Wide, Inc.                              6,200             195
                                                                 ------------
                                                                      154,658
                                                                 ------------

Consumer Staples - 1.5%
Adolph Coors Co. Class B (N)                           20,900           1,559
Boston Beer Co., Inc. Class A (AE)                      5,800             137
Coca-Cola Bottling Co. Consolidated                    19,077           1,022
Constellation Brands, Inc. Class A (AE)                45,300           2,352
DIMON, Inc. (N)                                        17,500             115
Flowers Foods, Inc.                                    22,920             699
J&J Snack Foods Corp. (AE)                              2,000              97
Lance, Inc.                                            11,600             201
Longs Drug Stores Corp.                                18,960             498
NBTY, Inc. (AE)(N)                                     47,975           1,314
Pathmark Stores, Inc. (AE)                            104,700             496
Pepsi Bottling Group, Inc.                             31,000             848
PepsiAmericas, Inc.                                    28,490             605
Pilgrim's Pride Corp.                                  43,800           1,531

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Provide Commerce, Inc. (AE)                             6,900             238
Ralcorp Holdings, Inc.                                 20,900             920
Ruddick Corp.                                          13,700             289
Tootsie Roll Industries, Inc.                           7,370             237
Tyson Foods, Inc. Class A                              15,400             264
Weis Markets, Inc.                                      2,600              99
                                                                 ------------
                                                                       13,521
                                                                 ------------

Financial Services - 18.0%
21st Century Insurance Group                            2,100              29
Advent Software, Inc. (AE)                             65,100           1,253
Affiliated Managers Group (AE)(N)                      15,200             964
Alexandria Real Estate Equities, Inc. (o)              12,500             832
Alliance Data Systems Corp. (AE)                      168,355           7,310
Allmerica Financial Corp. (AE)                         38,810           1,267
AMB Property Corp. (o)                                 35,000           1,303
American Financial Group, Inc.                         10,250             316
American Home Mortgage Investment Corp. (o)            12,900             431
American Physicians Capital, Inc. (AE)                  3,600             129
AmeriCredit Corp. (AE)(N)                              64,910           1,594
AmerUs Group Co. (N)                                    5,050             225
Anthracite Capital, Inc. (o)                            4,052              49
Anworth Mortgage Asset Corp.                           44,800             446
Apartment Investment & Management Co. Class A
   (o)                                                 18,700             671
Arbor Realty Trust, Inc. (o)                            7,200             171
Arden Realty, Inc. (o)                                 29,030             979
Aspen Insurance Holdings, Ltd.                         46,500           1,200
Associated Banc-Corp                                   43,845           1,448
Assurant, Inc.                                         20,200             657
AvalonBay Communities, Inc. (o)                        28,200           1,887
Bank Mutual Corp.                                      32,400             391
Bank of Hawaii Corp.                                   36,580           1,753
BankAtlantic Bancorp, Inc. Class A                     30,600             588
Banknorth Group, Inc.                                  23,000             825
Bear Stearns Cos., Inc. (The)                           9,400             950
BISYS Group, Inc. (The) (AE)                          149,200           2,293
BOK Financial Corp. (AE)(N)                             4,429             186
Brandywine Realty Trust (o)                            31,300             867
Capital Automotive REIT (o)                            19,100             624
CapitalSource, Inc. (AE)(N)                           112,000           2,644
Capstead Mortgage Corp. (o)(N)                          8,630              84
CarrAmerica Realty Corp. (o)                           16,900             513

                                                         Special Growth Fund  13

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cash America International, Inc.                        8,630             247
Cathay General Bancorp                                  4,000             145
CB Richard Ellis Group, Inc. Class A (AE)              69,100           2,418
CBL & Associates Properties, Inc. (o)                  12,600             867
Certegy, Inc.                                          23,200             812
CharterMac                                             35,400             831
Checkfree Corp. (AE)                                   19,200             749
Chemical Financial Corp. (N)                            3,360             125
CIT Group, Inc.                                        18,500             747
City National Corp.                                    17,190           1,200
CNA Surety Corp. (AE)                                  59,700             782
Colonial BancGroup, Inc. (The)                        130,700           2,637
Colonial Properties Trust (o)                          12,100             439
Commerce Group, Inc.                                    7,900             516
Commercial Capital Bancorp, Inc.                        3,570              71
Commercial Federal Corp.                               34,300             963
Commercial Net Lease Realty (o)(N)                     36,360             682
Community Bank System, Inc.                            41,260             984
Conseco, Inc. (AE)                                      9,300             177
Correctional Properties Trust (o)                       3,100              81
Corus Bankshares, Inc.                                  4,800             241
Cousins Properties, Inc. (o)                           15,400             466
Credit Acceptance Corp. (AE)                           26,400             646
CRT Properties, Inc. (o)                               29,010             666
Deluxe Corp.                                            3,900             149
Direct General Corp. (N)                               29,325             550
Doral Financial Corp.                                   2,030              88
Downey Financial Corp.                                 15,055             960
Duke Realty Corp. (o)                                  25,300             787
East-West Bancorp, Inc.                                 2,200              86
Eastgroup Properties (o)                                9,100             329
eFunds Corp. (AE)                                      23,039             514
Entertainment Properties Trust (o)                     10,500             442
Equity Inns, Inc. (o)                                  24,400             266
Equity Lifestyle Properties, Inc. (o)                   6,100             209
Equity One, Inc. (o)                                    1,100              22
Euronet Worldwide, Inc. (AE)                          121,710           2,927
Fair Isaac Corp. (N)                                   21,900             757
FelCor Lodging Trust, Inc. (AE)(o)                     17,600             246
Fidelity Bankshares, Inc.                               5,100             137
Fidelity National Financial, Inc.                      18,650             817
First American Corp.                                   91,000           3,365
First Marblehead Corp. (The) (AE)                      19,500           1,254
First Niagara Financial Group, Inc. (N)                39,300             536
FirstFed Financial Corp. (AE)                           1,700              90
Flushing Financial Corp.                                8,100             147
Gabelli Asset Management, Inc. Class A (N)              1,710              82
GATX Corp.                                             52,900           1,575
Getty Realty Corp. (o)(N)                              10,000             267
Glacier Bancorp, Inc.                                   2,900              92

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Global Payments, Inc. (N)                              62,770           3,596
Hancock Holding Co.                                     6,300             204
Health Care Property Investors, Inc. (o)               38,740           1,006
Health Care REIT, Inc. (o)(N)                          31,500           1,055
Healthcare Realty Trust, Inc. (o)                      11,000             401
HealthExtras, Inc. (AE)(N)                             92,600           1,429
Heritage Property Investment Trust (o)                 16,800             495
Hibernia Corp. Class A                                 15,800             416
Highwoods Properties, Inc. (o)                         34,700             850
Home Properties, Inc. (o)                              12,100             489
Hospitality Properties Trust (o)                       15,100             644
HRPT Properties Trust (o)                             212,250           2,528
Independence Community Bank Corp.                      31,800           1,250
Infinity Property & Casualty Corp.                     46,400           1,520
Innkeepers USA Trust (o)                               30,700             414
Investment Technology Group, Inc. (AE)                 69,300           1,380
Investors Financial Services Corp. (N)                 66,500           3,352
iPayment, Inc. (AE)                                    46,661           2,191
IPC Holdings, Ltd.                                     25,200           1,064
iStar Financial, Inc. (o)                              19,000             795
Jack Henry & Associates, Inc.                          70,600           1,468
Janus Capital Group, Inc.                              44,000             652
Jefferies Group, Inc.                                  32,300           1,260
John H Harland Co.                                      6,100             222
Jones Lang LaSalle, Inc. (AE)                          13,500             483
Knight Trading Group, Inc. Class A (AE)                84,500             837
Kronos, Inc. (AE)                                      28,695           1,543
La Quinta Corp. (AE)(o)                               179,800           1,562
LandAmerica Financial Group, Inc. (N)                  51,665           2,658
Legg Mason, Inc.                                       15,750           1,216
Lexington Corporate Properties Trust (o)(N)            12,600             270
Macerich Co. (The) (o)                                 14,200             812
Mack-Cali Realty Corp. (o)                             36,800           1,545
Maguire Properties, Inc. (o)                           31,200             738
Markel Corp. (AE)                                       7,200           2,455
Meristar Hospitality Corp. (AE)(o)                     69,900             540
Mid-America Apartment Communities, Inc. (o)             6,100             231
Montpelier Re Holdings, Ltd.                           30,400           1,138
National Penn Bancshares, Inc. (N)                      4,805             124
Nationwide Financial Services                          10,000             369
Nationwide Health Properties, Inc. (o)(N)              94,600           2,052
Navigators Group, Inc. (AE)(N)                            523              16

 14  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NBT Bancorp, Inc.                                       2,700              63
NDCHealth Corp.                                        25,900             403
New Century Financial Corp. (o)                        22,940           1,374
North Fork BanCorp., Inc.                              30,000             861
Nuveen Investments, Inc. Class A (N)                   11,240             417
OceanFirst Financial Corp. (N)                          4,200             101
Ohio Casualty Corp. (AE)                               11,400             262
Omega Healthcare Investors, Inc. (o)                   12,000             135
Pacific Capital Bancorp (N)                            10,532             323
Parkway Properties, Inc. (o)                            5,900             274
Pennsylvania Real Estate Investment Trust (o)           6,200             248
People's Bank (N)                                      52,700           1,951
PFF Bancorp, Inc.                                       8,870             381
Philadelphia Consolidated Holding Co. (AE)             15,686           1,052
PMA Capital Corp. Class A (AE)(N)                       1,300              13
Portfolio Recovery Associates, Inc. (AE)(N)            43,300           1,793
Primus Guaranty, Ltd. (AE)(N)                          51,500             772
ProAssurance Corp. (AE)                                10,500             402
Protective Life Corp.                                  18,100             745
Provident Bankshares Corp.                              7,276             241
Provident Financial Services, Inc.                        300               5
PS Business Parks, Inc. (o)                             6,900             291
Radian Group, Inc.                                     36,100           1,731
RAIT Investment Trust (o)                               5,400             140
Raymond James Financial, Inc.                          20,200             630
Redwood Trust, Inc. (o)                                21,100           1,196
Regency Centers Corp. (o)                              10,920             539
RenaissanceRe Holdings, Ltd.                           22,800           1,145
Republic Bancorp, Inc. Class A                         41,970           1,144
Ryder System, Inc.                                     43,660           1,989
Safety Insurance Group, Inc.                            3,500             117
Senior Housing Properties Trust (o)                    46,920             777
Silicon Valley Bancshares (AE)                         33,800           1,475
Sky Financial Group, Inc.                               8,900             236
SL Green Realty Corp. (o)                               7,100             378
Sotheby's Holdings Class A (AE)                        45,850             823
Southwest Bancorp, Inc.                                36,500             803
Sovereign Bancorp, Inc.                                40,200             914
Sovran Self Storage, Inc. (o)(N)                       31,400           1,250
State Auto Financial Corp. (N)                          8,000             212
Sterling Bancorp (N)                                    2,791              76
Sterling Bancshares, Inc.                              16,900             248
Sterling Financial Corp. (AE)(N)                       26,672           1,000
Stewart Information Services Corp.                     26,200           1,056
Summit Properties, Inc. (o)(N)                         11,600             353
TCF Financial Corp.                                    10,100             284
Trizec Properties, Inc. (o)                            64,060           1,134
UCBH Holdings, Inc.                                    25,200           1,111
UICI                                                   66,800           2,065

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UMB Financial Corp. (N)                                 4,578             251
United Bankshares, Inc. (N)                             9,900             338
Universal Health Realty Income Trust (o)(N)             4,200             127
W Holding Co., Inc.                                    48,960             638
Webster Financial Corp.                                21,300             955
WellChoice, Inc. (AE)                                  26,900           1,432
WesBanco, Inc.                                          3,500              99
Whitney Holding Corp.                                   7,400             337
World Acceptance Corp. (AE)(N)                            240               7
WR Berkley Corp.                                       13,920             664
Zenith National Insurance Corp. (N)                    12,820             606
Zions Bancorp                                          12,500             848
                                                                 ------------
                                                                      157,570
                                                                 ------------

Health Care - 11.2%
Abaxis, Inc. (AE)(N)                                   58,600             795
Abgenix, Inc. (AE)(N)                                  51,700             454
Able Laboratories, Inc. (AE)(N)                        60,200           1,345
Accelrys, Inc. (AE)                                    66,800             379
Advanced Medical Optics, Inc. (AE)                     13,790             589
Advanced Neuromodulation Systems, Inc. (AE)(N)         11,460             453
Alliance Imaging, Inc. (AE)                            91,800           1,226
AmediSystem, Inc. (AE)(N)                              81,635           2,457
American Medical Systems Holdings, Inc. (AE)           23,852             937
Animas Corp. (AE)(N)                                   29,565             536
Applera Corp. - Celera Genomics Group (AE)            127,800           1,696
Arthrocare Corp. (AE)(N)                               47,030           1,399
Barr Pharmaceuticals, Inc. (AE)                        19,500             927
Bausch & Lomb, Inc.                                    20,600           1,502
Bio-Rad Laboratories, Inc. Class A (AE)                19,300           1,135
Bone Care International, Inc. (AE)                     29,800             843
Cardiac Science, Inc. (AE)(N)                          51,800              89
Cell GeneSystem, Inc. (AE)(N)                          40,400             283
Centene Corp. (AE)                                      7,300             245
Cephalon, Inc. (AE)(N)                                 65,030           3,199
Charles River Laboratories International, Inc.
   (AE)                                                38,370           1,818
Community Health Systems, Inc. (AE)                    41,300           1,197
Connetics Corp. (AE)(N)                                 8,300             203
Covance, Inc. (AE)                                     34,620           1,471
CTI Molecular Imaging, Inc. (AE)(N)                    66,200             975

                                                         Special Growth Fund  15

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. (AE)                       6,690              76
Cytyc Corp. (AE)                                       31,730             795
Dade Behring Holdings, Inc. (AE)                       55,880           3,194
Datascope Corp.                                         3,200             127
DaVita, Inc. (AE)                                     125,239           5,255
Digene Corp. (AE)(N)                                   24,425             626
DJ Orthopedics, Inc. (AE)                              15,700             379
Edwards Lifesciences Corp. (AE)                        36,500           1,486
Endo Pharmaceuticals Holdings, Inc. (AE)                9,200             193
Enzon Pharmaceuticals, Inc. (AE)(N)                     6,500              84
Eyetech Pharmaceuticals, Inc. (AE)                      5,800             214
First Horizon Pharmaceutical Corp. (AE)(N)              7,400             132
Flamel Technologies - ADR (AE)(N)                      39,565             695
Foxhollow Technologies, Inc. (AE)                       7,800             220
Gen-Probe, Inc. (AE)                                   32,410           1,582
Genencor International, Inc. (AE)                      30,800             587
Genesis HealthCare Corp. (AE)                          42,900           1,488
Guilford Pharmaceuticals, Inc. (AE)(N)                 22,300             108
Health Net, Inc. (AE)                                  53,600           1,559
Henry Schein, Inc. (AE)                                14,820           1,009
Hologic, Inc. (AE)                                     38,500           1,374
Human Genome Sciences, Inc. (AE)                      138,000           1,649
Humana, Inc. (AE)                                      96,400           3,304
Icon PLC - ADR (AE)                                    18,040             628
ICOS Corp. (AE)(N)                                     31,500             788
ImClone Systems, Inc. (AE)                             11,400             478
Immucor, Inc. (AE)(N)                                  12,990             398
Incyte Corp. (AE)(N)                                   27,100             243
Intralase Corp. (AE)(N)                                93,650           2,154
Intuitive Surgical, Inc. (AE)                          15,200             606
Invitrogen Corp. (AE)                                   9,600             660
Kindred Healthcare, Inc. (AE)                          29,700             813
Kinetic Concepts, Inc. (AE)(N)                         11,900             773
Kos Pharmaceuticals, Inc. (AE)(N)                      29,901             987
LifePoint Hospitals, Inc. (AE)                         19,365             732
Ligand Pharmaceuticals, Inc. Class B (AE)(N)           63,000             656
Lincare Holdings, Inc. (AE)                            43,300           1,797
Magellan Health Services, Inc. (AE)(N)                 60,500           2,247
Manor Care, Inc.                                       23,700             819
Matria Healthcare, Inc. (AE)                           38,500           1,766
Maxygen, Inc. (AE)(N)                                   7,600              84
Medarex, Inc. (AE)(N)                                  34,300             326
Medicis Pharmaceutical Corp. Class A                    7,300             264
Mentor Corp.                                            2,700              85
Molecular Devices Corp. (AE)(N)                        50,429             957
Myriad Genetics, Inc. (AE)(N)                          14,400             357
Nabi Biopharmaceuticals (AE)                           83,143           1,073
Neurocrine Biosciences, Inc. (AE)                      16,420             751
OccuLogix, Inc. (AE)(N)                                28,700             225

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Odyssey HealthCare, Inc. (AE)                          76,600             891
Parexel International Corp. (AE)                       21,800             517
Pediatrix Medical Group, Inc. (AE)                     28,500           1,903
Perrigo Co. (N)                                        29,617             508
Pharmaceutical Product Development, Inc. (AE)(N)       32,300           1,339
Pharmacopeia Drug Discovery, Inc. (AE)                 43,350             234
Praecis Pharmaceuticals, Inc. (AE)                     15,800              25
Protein Design Labs, Inc. (AE)                         43,400             875
Renal Care Group, Inc. (AE)                             3,720             142
Res-Care, Inc. (AE)                                     2,500              40
Respironics, Inc. (AE)                                 35,920           2,080
Seattle Genetics, Inc. (AE)                            18,614             110
SFBC International, Inc. (AE)(N)                       11,100             435
Sierra Health Services (AE)(N)                          9,600             527
SonoSite, Inc. (AE)                                    14,440             458
Stericycle, Inc. (AE)                                  39,000           2,006
Sybron Dental Specialties, Inc. (AE)                   33,866           1,279
Symbion, Inc. (AE)(N)                                  51,700           1,038
TLC Vision Corp. (AE)                                  67,090             625
United Surgical Partners International, Inc.
   (AE)                                                27,387           1,079
United Therapeutics Corp. (AE)(N)                       7,300             311
Vaxgen, Inc. (AE)(N)                                   35,955             555
VCA Antech, Inc. (AE)                                  75,600           1,402
Ventana Medical Systems (AE)(N)                        39,600           2,664
Vertex Pharmaceuticals, Inc. (AE)(N)                   37,900             385
Viasys Healthcare, Inc. (AE)                              100               2
Vicuron Pharmaceuticals, Inc. (AE)(N)                  58,702             889
WebMD Corp. (AE)                                      153,600           1,160
West Pharmaceutical Services, Inc.                      2,000              52
Wright Medical Group, Inc. (AE)                        32,300             887
Zymogenetics, Inc. (AE)(N)                             35,800             739
                                                                 ------------
                                                                       98,113
                                                                 ------------

Materials and Processing - 8.4%
Aceto Corp.                                            51,600             485
Affymetrix, Inc. (AE)(N)                               46,600           1,918
Airgas, Inc.                                           31,780             747
AK Steel Holding Corp. (AE)                            57,300             831
Albany International Corp. Class A                     13,300             454
Albemarle Corp.                                        33,200           1,166
AM Castle & Co. (AE)                                   83,700           1,128
Aptargroup, Inc.                                       15,400             747
Arch Chemicals, Inc. (N)                                2,810              77

 16  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Arena Pharmaceuticals, Inc. (AE)                       12,200              73
Armor Holdings, Inc. (AE)                              42,700           1,878
Ashland, Inc.                                          31,300           1,921
Ball Corp.                                             32,500           1,388
Bluegreen Corp. (AE)(N)                                21,600             461
Brady Corp. Class A                                    16,400             466
Building Material Holding Corp. (N)                    13,400             495
Cabot Corp.                                            38,400           1,344
Calgon Carbon Corp. (N)                                61,420             565
Cambrex Corp.                                           3,300              74
Carpenter Technology                                   11,300             692
Clarcor, Inc.                                          21,630           1,178
Cleveland-Cliffs, Inc.                                  8,400             550
Comfort Systems USA, Inc. (AE)                         17,110             117
Commercial Metals Co.                                  15,500             448
Compass Minerals International, Inc.                   54,700           1,202
Constar International, Inc. (AE)(N)                    35,500             252
Corn Products International, Inc.                       4,600             135
Crown Holdings, Inc. (AE)                              73,600             993
CuraGen Corp. (AE)                                     14,800              89
Cytec Industries, Inc.                                 40,600           2,071
DHB Industries, Inc. (AE)                              43,400             659
Energy Conversion Devices, Inc. (AE)                   22,200             383
Engelhard Corp.                                        21,100             634
Ennis, Inc.                                             6,800             117
Exide Technologies (AE)                                36,800             471
FMC Corp. (AE)                                         21,500           1,015
Georgia Gulf Corp.                                     44,490           2,275
Glamis Gold, Ltd. (AE)                                 14,300             225
Griffon Corp. (AE)                                     17,040             459
Harsco Corp.                                           25,600           1,398
Hecla Mining Co. (AE)(N)                               78,600             435
Hercules, Inc. (AE)                                   114,800           1,666
Hexcel Corp. (AE)                                      26,800             395
Hughes Supply, Inc.                                    89,170           2,709
ID Biomedical Corp. (AE)(N)                            27,990             451
Insituform Technologies, Inc. Class A (AE)(N)          74,000           1,163
Interface, Inc. Class A (AE)                           14,200             134
Jacuzzi Brands, Inc. (AE)                              96,500             975
Lafarge North America, Inc.                            43,700           2,370
Louisiana-Pacific Corp.                                36,220             927
LSI Industries, Inc.                                   22,546             257
Lubrizol Corp.                                         16,600             598
Martin Marietta Materials, Inc.                        43,400           2,344
Methanex Corp.                                         77,000           1,241
Mosaic Co. (The) (AE)                                  25,300             417
Myers Industries, Inc. (N)                              6,430              83
NewMarket Corp. (AE)(N)                                 4,500              90
NL Industries (AE)                                      4,900             104
NS Group, Inc. (AE)                                    26,600             803
Octel Corp.                                             7,900             162

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Oregon Steel Mills, Inc. (AE)                          27,600             659
Pactiv Corp. (AE)                                      47,300           1,051
Perini Corp. (AE)                                      64,665           1,117
Polyair Inter Pack, Inc. (AE)(N)                       97,500             836
PolyOne Corp. (AE)                                     48,100             416
Pope & Talbot, Inc.                                    16,200             245
Precision Castparts Corp.                              13,000             914
Quanex Corp.                                           12,300             648
Quanta Services, Inc. (AE)(N)                         262,200           1,961
Ryerson Tull, Inc. (N)                                 65,100             864
Sealed Air Corp. (AE)                                  21,500           1,103
Shaw Group, Inc. (The) (AE)(N)                         48,500             815
Silgan Holdings, Inc.                                  29,100           1,739
Simpson Manufacturing Co., Inc.                        39,900           1,432
Steel Technologies, Inc. (N)                            7,200             211
Stillwater Mining Co. (AE)                             98,500           1,042
Terra Industries, Inc. (AE)(N)                         98,300             791
Texas Industries, Inc.                                 70,450           4,476
Trammell Crow Co. (AE)                                  8,400             142
UAP Holding Corp. (AE)                                 52,800             792
Unifi, Inc. (AE)(N)                                    41,100             136
URS Corp. (AE)                                         21,700             612
USEC, Inc. (N)                                         29,270             343
USG Corp. (AE)(N)                                      39,340           1,263
Valmont Industries, Inc.                                4,200             102
Washington Group International, Inc. (AE)               9,630             379
Watsco, Inc.                                            5,360             186
Worthington Industries                                 31,800             651
                                                                 ------------
                                                                       73,831
                                                                 ------------

Miscellaneous - 0.7%
Brunswick Corp.                                        32,000           1,476
Carlisle Cos., Inc.                                     7,800             492
Hillenbrand Industries, Inc.                            2,400             130
Johnson Controls, Inc.                                 13,600             805
Trinity Industries, Inc. (N)                           54,200           1,639
Walter Industries, Inc.                                 9,300             326
Wesco Financial Corp.                                   3,563           1,354
                                                                 ------------
                                                                        6,222
                                                                 ------------

Other Energy - 7.4%
Alliance Resource Partners, LP                         15,500           1,087
Atwood Oceanics, Inc. (AE)                             34,000           2,074
Berry Petroleum Co. Class A (N)                        41,600           2,252

                                                         Special Growth Fund  17

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cal Dive International, Inc. (AE)                     103,200           4,510
CARBO Ceramics, Inc.                                    1,190              85
Cimarex Energy Co. (AE)(N)                             27,700           1,004
Consol Energy, Inc.                                    35,800           1,510
Cooper Cameron Corp. (AE)                              19,200           1,083
Denbury Resources, Inc. (AE)                           76,000           2,219
Diamond Offshore Drilling                              34,900           1,528
Dril-Quip, Inc. (AE)                                    4,700             135
Dynegy, Inc. Class A (AE)                              91,600             408
Enbridge Energy Partners, LP (N)                       21,000           1,151
ENSCO International, Inc.                              51,400           1,759
Global Industries, Ltd. (AE)                           77,500             625
Goodrich Petroleum Corp. (AE)                          59,200           1,018
Grant Prideco, Inc. (AE)                               68,700           1,347
Hanover Compressor Co. (AE)(N)                         13,000             184
Harvest Natural Resources, Inc. (AE)                   36,900             479
Houston Exploration Co. (AE)                           83,520           4,528
Hydril (AE)                                            11,400             570
Input/Output, Inc. (AE)(N)                             37,900             239
Lone Star Technologies (AE)                             4,900             200
Nabors Industries, Ltd. (AE)                           17,100             862
National-Oilwell, Inc. (AE)(N)                         64,400           2,375
Noble Energy, Inc. (N)                                  4,100             243
NRG Energy, Inc. (AE)                                  89,020           3,116
Oil States International, Inc. (AE)                    30,600             583
Parker Drilling Co. (AE)                               16,100              70
Patina Oil & Gas Corp.                                 47,800           1,753
Patterson-UTI Energy, Inc.                            101,900           1,982
Petroquest Energy, Inc. (AE)                           25,100             130
Plains Exploration & Production Co. (AE)               15,590             449
Pogo Producing Co.                                      4,500             191
Quicksilver Resources, Inc. (AE)(N)                    20,300             902
Range Resources Corp.                                  25,895             575
Remington Oil & Gas Corp. (AE)                          7,200             211
Rowan Cos., Inc.                                       34,000             957
Smith International, Inc. (AE)                         17,000           1,006
Stone Energy Corp. (AE)                                 8,400             360
Superior Energy Services (AE)(N)                       77,100           1,227
Swift Energy Co. (AE)                                  53,347           1,615
Talisman Energy, Inc. (N)                              28,555             851
TEPPCO Partners, LP (N)                                26,200           1,042
Todco Class A (AE)(N)                                 133,100           2,731
Ultra Petroleum Corp. (AE)                             17,000             876
Unit Corp. (AE)                                        36,813           1,345
Universal Compression Holdings, Inc. (AE)             113,755           4,427
Veritas DGC, Inc. (AE)                                 64,030           1,600
Vintage Petroleum, Inc.                                71,500           1,731
XTO Energy, Inc.                                       32,557           1,169
                                                                 ------------
                                                                       64,374
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Producer Durables - 6.1%
Alliant Techsystems, Inc. (AE)                          8,900             593
American Tower Corp. Class A (AE)                      48,200             873
Ametek, Inc.                                           14,500             554
Applied Films Corp. (AE)                               27,065             578
ARGON ST, Inc. (AE)                                    11,200             366
Arris Group, Inc. (AE)(N)                             212,600           1,316
Artesyn Technologies, Inc. (AE)                        12,800             130
BE Aerospace, Inc. (AE)                                66,600             719
Beazer Homes USA, Inc.                                  3,100             460
Belden CDT, Inc.                                       79,300           1,611
Blount International, Inc. (AE)                        35,400             635
Briggs & Stratton Corp.                                27,610           1,071
Cascade Corp.                                          32,100           1,175
Champion Enterprises, Inc. (AE)(N)                     67,948             733
CNH Global NV                                          41,500             770
Cognex Corp.                                           28,900             755
Credence Systems Corp. (AE)(N)                         74,185             593
Curtiss-Wright Corp. (N)                               10,370             531
Cymer, Inc. (AE)(N)                                    45,200           1,199
Dominion Homes, Inc. (AE)(N)                            3,100              69
DR Horton, Inc.                                        25,250           1,004
Ducommun, Inc. (AE)                                    29,000             609
Faro Technologies, Inc. (AE)                           44,200           1,275
Gardner Denver, Inc. (AE)                              12,200             462
Genlyte Group, Inc. (AE)                                6,610             529
Goodrich Corp.                                         60,200           2,065
Graco, Inc.                                            27,195             970
IDEX Corp.                                             37,860           1,460
Imagistics International, Inc. (AE)                     2,320              79
Kennametal, Inc.                                       10,800             529
Kimball International, Inc. Class B                     6,500              94
Lennar Corp. Class A                                   20,950           1,183
Manitowoc Co.                                          23,600             859
MDC Holdings, Inc.                                     29,055           2,115
Measurement Specialties, Inc. (AE)(N)                  33,653             865
Meritage Homes Corp. (AE)                              12,100             782
Mettler Toledo International, Inc. (AE)                25,300           1,269
Milacron, Inc. (AE)(N)                                135,129             428
Nanometrics, Inc. (AE)(N)                               6,500              83
NVR, Inc. (AE)                                          1,100             870
Orbital Sciences Corp. (AE)(N)                         32,000             325
Pall Corp.                                             41,400           1,115
Paxar Corp. (AE)                                        4,200             100

 18  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Photon Dynamics, Inc. (AE)(N)                          41,100             887
Power-One, Inc. (AE)                                   30,000             223
Powerwave Technologies, Inc. (AE)(N)                   65,100             512
RAE Systems, Inc. (AE)(N)                             138,200             937
Rofin-Sinar Technologies, Inc. (AE)                    43,300           1,736
Sonus Networks, Inc. (AE)                             143,300             878
Spatialight, Inc. (AE)(N)                             152,291             716
Standard-Pacific Corp.                                 37,842           2,518
Steelcase, Inc. Class A (N)                            21,700             296
Symmetricom, Inc. (AE)                                 29,285             285
Taser International, Inc. (AE)                          9,600             173
Technical Olympic USA, Inc. (N)                        11,800             321
Tecumseh Products Co. Class A                          16,830             684
Tektronix, Inc.                                         4,800             138
Teledyne Technologies, Inc. (AE)                       21,700             653
Tennant Co.                                             8,630             334
Thomas & Betts Corp. (AE)                              33,800             987
Toll Brothers, Inc. (AE)(N)                            22,500           1,757
Ultratech, Inc. (AE)(N)                                23,550             349
United Defense Industries, Inc.                        20,600             987
United Industrial Corp. (N)                             2,400              81
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                37,700           1,292
Watts Water Technologies, Inc. Class A                 27,500             881
Xyratex, Ltd. (AE)(N)                                  84,400           1,577
                                                                 ------------
                                                                       53,003
                                                                 ------------

Technology - 15.3%
@Road, Inc. (AE)                                       75,700             442
Acxiom Corp.                                           51,290           1,184
ADC Telecommunications, Inc. (AE)(N)                  358,500             921
Aeroflex, Inc. (AE)                                   106,200           1,022
Agile Software Corp. (AE)                             266,300           1,947
Aladdin Knowledge Systems (AE)                         19,800             501
Alliance Semiconductor Corp. (AE)                      56,600             170
Anixter International, Inc.                            48,960           1,637
Anteon International Corp. (AE)                        26,700             916
Applied Micro Circuits Corp. (AE)                     113,800             377
Ariba, Inc. (AE)(N)                                   148,500           2,061
Ascential Software Corp. (AE)                          94,375           1,351
AsiaInfo Holdings, Inc. (AE)                           23,800             121
ATI Technologies, Inc. (AE)                           173,500           3,007
Atmel Corp. (AE)                                      303,740             929
Audible, Inc. (AE)(N)                                  23,200             647
Avaya, Inc. (AE)                                      136,400           1,957
Avnet, Inc. (AE)                                      109,139           1,956
Avocent Corp. (AE)                                     21,300             778
AVX Corp. (N)                                          66,500             771
BearingPoint, Inc. (AE)                               131,200           1,035
BEI Technologies, Inc.                                 17,560             495
Business Objects SA - ADR (AE)(N)                      22,300             549

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cadence Design Systems, Inc. (AE)                      53,300             710
CallWave, Inc. (AE)(N)                                 46,000             496
Ceridian Corp. (AE)                                    41,200             729
Citrix Systems, Inc. (AE)                              10,000             214
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 6,100             231
Cognos, Inc. (AE)                                      57,300           2,370
Coherent, Inc. (AE)                                     3,470             104
CommScope, Inc. (AE)(N)                               111,550           1,677
Comverse Technology, Inc. (AE)                        100,700           2,251
Cree, Inc. (AE)(N)                                     44,900           1,079
Digital River, Inc. (AE)(N)                            67,200           2,628
Digitas, Inc. (AE)                                     74,750             780
Dot Hill Systems Corp. (AE)(N)                         95,180             600
DRS Technologies, Inc. (AE)(N)                         32,000           1,299
E.piphany, Inc. (AE)                                   87,500             375
EDO Corp.                                              43,600           1,393
EMS Technologies, Inc. (AE)(N)                          3,300              51
Emulex Corp. (AE)                                      31,300             512
Enterasys Networks, Inc. (AE)                         160,600             226
Equinix, Inc. (AE)(N)                                 108,100           4,534
Fairchild Semiconductor International, Inc. (AE)      114,580           1,635
Filenet Corp. (AE)                                     33,000             738
Finisar Corp. (AE)(N)                                 179,240             314
Flir Systems, Inc. (AE)                                15,400             939
Formfactor, Inc. (AE)(N)                               71,700           1,633
Foundry Networks, Inc. (AE)                             8,900              91
Gateway, Inc. (AE)(N)                                 176,900             837
GTSI Corp. (AE)(N)                                     70,000             682
Harmonic, Inc. (AE)                                    84,365             962
Harris Corp.                                           21,900           1,418
ID Systems, Inc. (AE)(N)                               92,450           1,329
Imergent, Inc. (AE)(N)                                 67,900           1,433
InFocus Corp. (AE)                                     88,100             648
Informatica Corp. (AE)                                128,500             995
Ingram Micro, Inc. Class A (AE)                        89,900           1,661
Innovative Solutions & Support, Inc. (AE)               2,900              83
Integrated Device Technology, Inc. (AE)               109,200           1,282
Integrated Silicon Solutions, Inc. (AE)(N)             90,000             587
Intermagnetics General Corp. (AE)(N)                   32,490             822
Internet Security Systems (AE)(N)                      51,600           1,153
Intersil Corp. Class A                                108,700           1,612
Iomega Corp. (N)                                        9,900              52

                                                         Special Growth Fund  19

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Jupitermedia Corp. (AE)(N)                             58,000           1,068
Keynote Systems, Inc. (AE)                             47,800             596
Komag, Inc. (AE)                                       38,410             746
Kongzhong Corp. - ADR (AE)(N)                          56,800             465
LeCroy Corp. (AE)(N)                                    3,700              86
M-Systems Flash Disk Pioneers (AE)(N)                  15,300             308
Macromedia, Inc. (AE)                                  44,400           1,520
Manhattan Associates, Inc. (AE)                        52,015           1,142
Matrixone, Inc. (AE)                                  321,500           1,743
Maxtor Corp. (AE)                                     489,200           2,314
McAfee, Inc. (AE)                                      62,000           1,603
McData Corp. Class A (AE)                             204,500             859
Mentor Graphics Corp. (AE)                             96,034           1,338
Mercury Computer Systems, Inc. (AE)                    68,100           2,109
Mercury Interactive Corp. (AE)                         22,300             976
Methode Electronics, Inc.                               6,160              77
Microsemi Corp. (AE)                                   58,200             898
MicroStrategy, Inc. Class A (AE)                       12,957             942
Microtune, Inc. (AE)                                  141,745             655
Moldflow Corp. (AE)                                    25,600             433
MRV Communications, Inc. (AE)(N)                      199,800             723
National Instruments Corp. (N)                         12,200             334
NAVTEQ Corp. (AE)                                       3,200             123
NetIQ Corp. (AE)                                       30,300             356
Netlogic Microsystems, Inc. (AE)(N)                   128,900           1,662
Network Equipment Technologies, Inc. (AE)(N)           20,400             160
Niku Corp. (AE)(N)                                     43,001             847
Novatel Wireless, Inc. (AE)                            45,510             544
Open Solutions, Inc. (AE)                              29,025             633
Oplink Communications, Inc. (AE)                       47,900              72
OSI Systems, Inc. (AE)(N)                              26,650             435
Parametric Technology Corp. (AE)                      164,500             938
Pec Solutions, Inc. (AE)(N)                            18,300             224
PerkinElmer, Inc.                                     171,600           3,945
Phoenix Technologies, Ltd. (AE)                        52,900             428
PMC - Sierra, Inc. (AE)                                53,000             545
Quantum Corp. (AE)(N)                                 380,755           1,131
Quest Software, Inc. (AE)                              57,100             811
Radisys Corp. (AE)(N)                                  34,805             607
RADWARE, Ltd. (AE)(N)                                  68,355           1,667
Redback Networks, Inc. (AE)(N)                         38,200             261
Remec, Inc. (AE)(N)                                    15,900             113
Sapient Corp. (AE)(N)                                 115,000             906
Seachange International, Inc. (AE)(N)                  72,790           1,195
Semtech Corp. (AE)                                     63,000           1,158
Serena Software, Inc. (AE)(N)                          81,685           1,756
Siebel Systems, Inc. (AE)                              87,500             762
Sigmatel, Inc. (AE)                                    60,000           2,365
Silicon Image, Inc. (AE)(N)                            64,700             771
SimpleTech, Inc. (AE)                                  22,900              91
Spectrasite, Inc. (AE)                                 34,100           1,998

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Storage Technology Corp. (AE)                          18,870             594
Stratasys, Inc. (AE)(N)                                29,300           1,001
Superior Essex, Inc. (AE)                              33,575             570
Sybase, Inc. (AE)                                       7,000             136
Sycamore Networks, Inc. (AE)                           29,300             101
SYKES Enterprises, Inc. (AE)(N)                        10,200              73
Symbol Technologies, Inc.                              90,000           1,647
SYNNEX Corp. (AE)                                       4,900             110
Talx Corp.                                              7,700             270
Tekelec (AE)                                           47,000             858
Tellabs, Inc. (AE)                                     64,380             458
Tessera Technologies, Inc. (AE)                        31,100           1,210
TIBCO Software, Inc. (AE)                              81,300             893
Ulticom, Inc. (AE)(N)                                   3,595              50
Unisys Corp. (AE)                                      80,400             631
Utstarcom, Inc. (AE)(N)                                34,000             559
Verity, Inc. (AE)                                      27,900             337
Virage Logic Corp. (AE)                                19,815             295
WatchGuard Technologies (AE)                           10,900              44
Wavecom SA - ADR (AE)                                  48,400             321
webMethods, Inc. (AE)                                  12,900              74
Websense, Inc. (AE)                                    76,210           4,092
Western Digital Corp. (AE)                            171,400           1,846
Wind River Systems, Inc. (AE)                          42,945             539
Witness Systems, Inc. (AE)(N)                          44,495             792
Zebra Technologies Corp. Class A (AE)                   7,200             367
Zhone Technologies, Inc. (AE)(N)                       46,600              97
Zoran Corp. (AE)                                       22,400             228
                                                                 ------------
                                                                      133,571
                                                                 ------------

Utilities - 2.4%
AGL Resources, Inc.                                     6,400             222
Allete, Inc.                                           30,766           1,273
Alliant Energy Corp.                                    8,200             225
Aquila, Inc. (AE)(N)                                   40,400             149
Avista Corp.                                           19,490             344
Centerpoint Energy, Inc.                               45,100             507
Cincinnati Bell, Inc. (AE)                             66,000             280
CMS Energy Corp. (AE)                                  60,100             633
Energen Corp.                                          26,300           1,542
Energy East Corp.                                       5,200             136
Hawaiian Electric Industries (N)                       13,300             387
Laclede Group, Inc. (The)                               4,400             133
MDU Resources Group, Inc.                              42,200           1,128
National Fuel Gas Co.                                  55,000           1,551

 20  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nextel Partners, Inc. Class A (AE)                     29,300             583
NII Holdings, Inc. (AE)(N)                             16,000             861
Northeast Utilities                                    77,610           1,451
Northwest Natural Gas Co.                               4,500             153
OGE Energy Corp. (N)                                   18,000             471
Oneok, Inc.                                            15,200             421
Piedmont Natural Gas Co. (N)                           14,300             332
Pinnacle West Capital Corp.                             7,700             321
Premiere Global Services, Inc. (AE)                   113,120           1,112
Rogers Communications, Inc. Class B                    10,675             286
Sierra Pacific Resources (AE)(N)                       46,120             454
South Jersey Industries, Inc.                           3,800             203
Southwest Gas Corp.                                     6,450             164
Telus Corp.                                            22,100             619
UGI Corp.                                              42,500           1,771
US Cellular Corp. (AE)                                 16,470             740
Westar Energy, Inc.                                    34,400             802
Western Gas Resources, Inc.                            22,100             673
WGL Holdings, Inc.                                     24,300             738
WPS Resources Corp. (N)                                 8,500             434
                                                                 ------------
                                                                       21,099
                                                                 ------------

TOTAL COMMON STOCKS
(cost $685,371)                                                       822,373
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Dime Bancorp., 2005 Warrants (AE)                     210,900              36
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $45)                                                                 36
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.3%
Frank Russell Investment Company Money Market
   Fund                                            51,544,444          51,544
United States Treasury Bill (c)(z)(sec.)
   2.244% due 03/17/05                                  3,500           3,491
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $55,035)                                                         55,035
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 15.3%
Frank Russell Investment Company Money Market
   Fund (X)                                        56,030,727          56,031
State Street Securities Lending Quality Trust
   (X)                                             77,497,323          77,497
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $133,528)                                                       133,528
                                                                 ------------

TOTAL INVESTMENTS - 115.6%
(identified cost $873,979)                                          1,010,972

OTHER ASSETS AND LIABILITIES,
NET - (15.6%)                                                        (136,636)
                                                                 ------------

NET ASSETS - 100.0%                                                   874,336
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Special Growth Fund  21

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 03/05 (439)                             27,453             (1,052)

Russell 2000 Index
   expiration date 03/05 (56)                              17,510               (377)

S&P 500 E-Mini Index
   expiration date 03/05 (93)                               5,495                (21)

S&P 500 Index
   expiration date 03/05 (19)                               5,613                (21)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,471)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 22  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 95.9%
Auto and Transportation - 2.7%
Autoliv, Inc.                                          45,200           2,131
Burlington Northern Santa Fe Corp.                    276,502          13,322
Dana Corp.                                             19,700             313
FedEx Corp.                                            17,300           1,655
Ford Motor Co. (N)                                  1,152,664          15,181
Harley-Davidson, Inc.                                 159,800           9,606
Heartland Express, Inc.                                17,400             370
JB Hunt Transport Services, Inc.                       89,700           3,957
Knight Transportation, Inc.                            18,400             453
Navistar International Corp. (AE)                       6,000             233
Norfolk Southern Corp.                                178,314           6,227
Overnite Corp.                                         12,400             383
Overseas Shipholding Group                             17,400             971
Paccar, Inc.                                           69,014           4,876
Polaris Industries, Inc.                               16,800           1,134
Skywest, Inc. (N)                                      36,500             628
Southwest Airlines Co.                                240,200           3,478
Swift Transportation Co., Inc. (AE)                    28,400             633
                                                                 ------------
                                                                       65,551
                                                                 ------------

Consumer Discretionary - 14.6%
Abercrombie & Fitch Co. Class A                        11,700             586
Activision, Inc. (AE)                                 186,100           4,206
Advance Auto Parts (AE)                                24,000           1,034
Amazon.Com, Inc. (AE)                                  35,000           1,513
American Eagle Outfitters                              51,900           2,637
American Greetings Class A                             81,800           1,975
Autonation, Inc. (AE)                                  36,000             685
Bebe Stores, Inc. (N)                                  35,550             921
BJ's Wholesale Club, Inc. (AE)                         77,600           2,220
Black & Decker Corp.                                   69,500           5,727
Brink's Co. (The)                                      22,400             793
Brinker International, Inc. (AE)                       16,600             624
Career Education Corp. (AE)                            46,600           1,877
Cendant Corp.                                         643,100          15,145
Charming Shoppes, Inc. (AE)(N)                         51,300             426
Circuit City Stores, Inc.                             381,700           5,466
Citadel Broadcasting Corp. (AE)                        12,700             178
Clear Channel Communications, Inc.                     90,400           2,932
CNET Networks, Inc. (AE)(N)                            10,000             110
Coach, Inc. (AE)                                      142,005           7,966
Convergys Corp. (AE)                                   42,100             602
Costco Wholesale Corp.                                184,370           8,715
Darden Restaurants, Inc.                               84,600           2,501
Dillard's, Inc. Class A                               217,300           5,702
DIRECTV Group, Inc. (The) (AE)                         82,900           1,248
Dollar General Corp.                                   53,900           1,089
DoubleClick, Inc. (AE)(N)                              80,900             660
Eastman Kodak Co. (N)                                 134,300           4,444
eBay, Inc. (AE)                                        24,700           2,013

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Education Management Corp. (AE)                        10,000             319
Estee Lauder Cos., Inc. (The) Class A                  67,296           3,038
Federated Department Stores                           122,300           6,947
Fossil, Inc. (AE)(N)                                   19,900             555
Gemstar-TV Guide International, Inc. (AE)              64,100             354
Getty Images, Inc. (AE)                                31,300           2,182
Gillette Co. (The)                                    377,400          19,142
GTECH Holdings Corp.                                  197,600           4,620
Guitar Center, Inc. (AE)(N)                             7,500             429
Harman International Industries, Inc.                  47,600           5,791
Harte-Hanks, Inc.                                      11,300             299
Home Depot, Inc.                                      887,671          36,625
Infospace, Inc. (AE)                                    5,500             260
Jones Apparel Group, Inc.                              27,000             908
Kimberly-Clark Corp.                                  232,285          15,217
Kmart Holding Corp. (AE)(N)                            27,100           2,552
Liberty Media Corp. Class A (AE)                      976,800          10,198
Limited Brands, Inc.                                  202,200           4,792
Mandalay Resort Group                                  74,300           5,246
Manpower, Inc.                                         26,900           1,309
Marriott International, Inc. Class A                   28,700           1,813
Mattel, Inc.                                          110,231           2,144
May Department Stores Co. (The)                        51,800           1,756
McDonald's Corp.                                      222,100           7,194
McGraw-Hill Cos., Inc. (The)                           73,400           6,643
News Corp. Class A                                    331,900           5,642
   Class B                                             62,700           1,102
Nike, Inc. Class B                                     68,100           5,899
Nordstrom, Inc.                                        17,000             820
Office Depot, Inc. (AE)                                52,300             904
Overstock.com, Inc. (AE)(N)                             5,700             297
Pacific Sunwear of California (AE)                     51,300           1,256
Payless Shoesource, Inc. (AE)                          46,000             543
Petco Animal Supplies, Inc. (AE)                        9,800             372
RadioShack Corp.                                       73,300           2,428
Republic Services, Inc.                                16,700             551
Robert Half International, Inc.                        28,800             874
Sabre Holdings Corp. Class A                          139,800           2,950
SCP Pool Corp. (N)                                     21,000             624
Sears Roebuck and Co.                                  18,600             935
ServiceMaster Co. (The)                                30,900             398
Stanley Works (The)                                    18,400             875
Staples, Inc.                                         368,200          12,055
Tech Data Corp. (AE)                                   13,400             563
Time Warner, Inc. (AE)                              1,355,000          24,390
TJX Cos., Inc.                                         99,600           2,494

                                                    Quantitative Equity Fund  23

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Valueclick, Inc. (AE)                                  46,800             619
VeriSign, Inc. (AE)                                    53,000           1,370
Viacom, Inc. Class B                                  538,173          20,095
Wal-Mart Stores, Inc.                                 261,216          13,688
Walt Disney Co.                                       361,793          10,358
Waste Management, Inc.                                175,400           5,087
WESCO International, Inc. (AE)(N)                      11,900             402
Yahoo!, Inc. (AE)                                     129,880           4,573
Yankee Candle Co., Inc. (AE)(N)                        19,800             649
Yum! Brands, Inc.                                      76,200           3,532
                                                                 ------------
                                                                      350,673
                                                                 ------------

Consumer Staples - 5.1%
Adolph Coors Co. Class B                               14,100           1,052
Albertson's, Inc. (N)                                 394,500           9,026
Altria Group, Inc.                                    171,191          10,927
Clorox Co.                                             54,200           3,221
Coca-Cola Co. (The)                                    50,378           2,090
Coca-Cola Enterprises, Inc.                           104,100           2,285
Colgate-Palmolive Co.                                 106,000           5,569
ConAgra Foods, Inc.                                    92,000           2,714
CVS Corp.                                               5,700             264
General Mills, Inc.                                    88,200           4,674
Kraft Foods, Inc. Class A                             116,200           3,949
Kroger Co. (The) (AE)                                 433,249           7,409
Pepsi Bottling Group, Inc.                            233,800           6,394
PepsiCo, Inc.                                         142,603           7,658
Pilgrim's Pride Corp.                                  76,400           2,671
Procter & Gamble Co.                                  460,688          24,522
Reynolds American, Inc.                                79,200           6,369
Safeway, Inc. (AE)                                    113,000           2,130
Sara Lee Corp.                                        376,208           8,833
Supervalu, Inc.                                        41,300           1,306
Tyson Foods, Inc. Class A                             340,300           5,843
UST, Inc.                                              12,100             613
Wm. Wrigley Jr. Co.                                    33,900           2,386
                                                                 ------------
                                                                      121,905
                                                                 ------------

Financial Services - 20.2%
Alliance Data Systems Corp. (AE)                       13,800             599
Allmerica Financial Corp. (AE)                         18,600             607
Allstate Corp. (The)                                  168,200           8,484
AMBAC Financial Group, Inc.                             6,800             523
American Express Co.                                  215,600          11,502
American Financial Group, Inc.                         82,900           2,553
American International Group, Inc.                    221,830          14,705
Ameritrade Holding Corp. (AE)                          51,300             663
AmerUs Group Co.                                       44,200           1,970
Annaly Mortgage Management, Inc. (o)                   69,000           1,352
Arthur J Gallagher & Co.                               14,700             436
Associated Banc-Corp                                   25,600             846

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Assurant, Inc.                                         24,900             810
Automatic Data Processing, Inc.                       129,600           5,635
Bank of America Corp.                               1,199,643          55,627
Bank of Hawaii Corp.                                   50,800           2,434
BB&T Corp.                                             29,100           1,149
Bear Stearns Cos., Inc. (The)                          51,100           5,164
Catellus Development Corp. (o)                         26,000             697
CBL & Associates Properties, Inc. (o)                  14,700           1,011
Charles Schwab Corp. (The)                            116,000           1,304
Chubb Corp.                                            76,900           5,728
Cigna Corp.                                            61,800           4,959
Cincinnati Financial Corp.                             57,440           2,534
CIT Group, Inc.                                       110,410           4,457
Citigroup, Inc.                                       991,233          48,620
CNA Financial Corp. (AE)(N)                            20,900             553
Colonial BancGroup, Inc. (The)                         27,000             545
Comerica, Inc.                                         77,293           4,472
Countrywide Financial Corp.                           216,100           7,996
Deluxe Corp.                                           30,800           1,179
Doral Financial Corp.                                  69,850           3,021
Dun & Bradstreet Corp. (AE)                            13,700             796
East-West Bancorp, Inc.                                 9,400             366
eFunds Corp. (AE)                                      17,500             390
Equity Office Properties Trust (o)                    327,400           9,161
Fannie Mae                                             60,800           3,927
Fidelity National Financial, Inc.                      98,462           4,315
First American Corp. (N)                               78,300           2,896
First Horizon National Corp.                           31,900           1,358
Freddie Mac                                           118,000           7,704
Friedman Billings Ramsey Group, Inc. Class A
   (o)(N)                                             180,800           3,558
Genworth Financial, Inc. Class A                       91,200           2,420
Goldman Sachs Group, Inc.                             155,200          16,738
H&R Block, Inc.                                        42,600           2,058
Health Care REIT, Inc. (o)(N)                           8,500             285
Jefferson-Pilot Corp.                                  28,400           1,417
JPMorgan Chase & Co.                                  698,788          26,086
Keycorp                                               153,353           5,125
Kimco Realty Corp. (o)                                 17,600             932
La Quinta Corp. (AE)(o)                                43,700             380
LandAmerica Financial Group, Inc. (N)                  10,700             550
Legg Mason, Inc.                                       27,800           2,147
Lehman Brothers Holdings, Inc.                        108,200           9,867
Lincoln National Corp.                                 44,100           2,035
Loews Corp.                                           116,909           7,950
Mack-Cali Realty Corp. (o)                             21,900             919

 24  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Maguire Properties, Inc. (o)                           13,400             317
MBIA, Inc.                                             97,400           5,819
MBNA Corp.                                            448,362          11,917
Merrill Lynch & Co., Inc.                             246,063          14,781
Metlife, Inc.                                         396,638          15,766
Moody's Corp.                                          76,500           6,409
Morgan Stanley                                        207,900          11,634
National City Corp.                                   242,400           8,617
Nationwide Financial Services                          15,100             558
Nationwide Health Properties, Inc. (o)                 10,400             226
North Fork BanCorp., Inc.                               9,500             273
Old Republic International Corp.                       79,000           1,833
Plum Creek Timber Co., Inc. (o)                        58,800           2,100
PNC Financial Services Group, Inc.                     68,300           3,679
Protective Life Corp.                                  18,700             770
Prudential Financial, Inc.                             10,400             561
Regions Financial Corp.                               132,013           4,224
Ryder System, Inc.                                     95,500           4,350
Sotheby's Holdings Class A (AE)                        10,000             179
Stancorp Financial Group, Inc. (N)                      8,900             757
SunTrust Banks, Inc.                                   35,512           2,558
TCF Financial Corp.                                    51,700           1,453
Trizec Properties, Inc. (o)                            32,200             570
UnionBanCal Corp. (N)                                  85,331           5,255
United Rentals, Inc. (AE)                              31,300             532
US Bancorp                                            277,818           8,348
Wachovia Corp.                                        378,800          20,777
Washington Mutual, Inc.                               202,700           8,179
WellChoice, Inc. (AE)                                  13,900             740
Wells Fargo & Co.                                     438,700          26,892
WR Berkley Corp.                                       10,100             482
                                                                 ------------
                                                                      486,071
                                                                 ------------

Health Care - 13.9%
Abbott Laboratories                                   437,682          19,704
Abgenix, Inc. (AE)(N)                                  20,900             184
Aetna, Inc.                                           125,317          15,922
Allergan, Inc.                                         76,200           5,787
AmerisourceBergen Corp.                                60,300           3,514
Amgen, Inc. (AE)                                      358,574          22,318
Amylin Pharmaceuticals, Inc. (AE)(N)                   44,600             999
Applera Corp. - Celera Genomics Group (AE)             13,800             183
Atherogenics, Inc. (AE)(N)                             27,100             503
Barr Pharmaceuticals, Inc. (AE)                        23,600           1,122
Bausch & Lomb, Inc.                                    15,800           1,152
Becton Dickinson & Co.                                355,695          20,150
Biogen Idec, Inc. (AE)                                101,300           6,580
Bristol-Myers Squibb Co.                              444,500          10,419
Cardinal Health, Inc.                                 277,300          15,618
Caremark Rx, Inc. (AE)                                125,700           4,915

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Celgene Corp. (AE)                                     42,600           1,165
Cephalon, Inc. (AE)(N)                                 79,600           3,916
Community Health Systems, Inc. (AE)                    18,200             527
Coventry Health Care, Inc. (AE)                        51,150           2,910
CR Bard, Inc.                                          86,400           5,858
Cytyc Corp. (AE)                                       20,500             514
DaVita, Inc. (AE)                                      56,450           2,369
Edwards Lifesciences Corp. (AE)                        69,200           2,816
Eli Lilly & Co.                                       142,000           7,702
Endo Pharmaceuticals Holdings, Inc. (AE)               16,900             355
Eon Labs, Inc. (AE)(N)                                 19,800             508
Eyetech Pharmaceuticals, Inc. (AE)(N)                  30,800           1,135
Forest Laboratories, Inc. (AE)                        205,800           8,547
Genzyme Corp. (AE)                                     88,600           5,157
Gilead Sciences, Inc. (AE)                             49,400           1,635
Guidant Corp.                                          14,100           1,022
Health Management Associates, Inc. Class A             30,000             662
Human Genome Sciences, Inc. (AE)(N)                    30,000             359
Humana, Inc. (AE)                                      88,400           3,029
ICOS Corp. (AE)(N)                                     31,500             788
Idexx Laboratories, Inc. (AE)                          10,000             580
ImClone Systems, Inc. (AE)(N)                         148,600           6,234
IMS Health, Inc.                                       42,600             996
Johnson & Johnson                                   1,011,700          65,457
Kos Pharmaceuticals, Inc. (AE)(N)                       9,100             300
Lincare Holdings, Inc. (AE)                            20,500             851
McKesson Corp.                                        101,620           3,505
Medarex, Inc. (AE)(N)                                  47,000             447
Medco Health Solutions, Inc. (AE)                      86,800           3,695
Medicines Co. (AE)(N)                                  28,300             779
Medtronic, Inc.                                         9,600             504
Merck & Co., Inc.                                     367,800          10,317
Millennium Pharmaceuticals, Inc. (AE)                  64,700             596
Nektar Therapeutics (AE)                               43,000             725
Onyx Pharmaceuticals, Inc. (AE)                        10,800             314
OSI Pharmaceuticals, Inc. (AE)                          9,300             605
Pfizer, Inc.                                          850,987          20,560
Protein Design Labs, Inc. (AE)                         23,900             482
Quest Diagnostics                                      22,136           2,110
Renal Care Group, Inc. (AE)(N)                          7,800             298
Schering-Plough Corp.                                 292,800           5,434
Sepracor, Inc. (AE)(N)                                 24,000           1,372
St. Jude Medical, Inc. (AE)                            71,400           2,805
Stryker Corp.                                          87,100           4,280

                                                    Quantitative Equity Fund  25

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telik, Inc. (AE)(N)                                    29,800             567
UnitedHealth Group, Inc.                              106,300           9,450
Valeant Pharmaceuticals International (N)              12,700             317
Varian Medical Systems, Inc. (AE)                      74,000           2,792
Vertex Pharmaceuticals, Inc. (AE)(N)                   10,000             102
Watson Pharmaceuticals, Inc. (AE)                      98,800           2,947
Wyeth                                                 133,000           5,271
                                                                 ------------
                                                                      334,736
                                                                 ------------

Integrated Oils - 5.7%
Amerada Hess Corp. (N)                                 26,519           2,298
ChevronTexaco Corp.                                   494,186          26,884
ConocoPhillips                                        413,574          38,376
Exxon Mobil Corp.                                   1,159,308          59,820
Marathon Oil Corp.                                     75,768           2,934
Occidental Petroleum Corp.                            114,600           6,690
                                                                 ------------
                                                                      137,002
                                                                 ------------

Materials and Processing - 3.8%
AK Steel Holding Corp. (AE)(N)                         39,000             566
Allegheny Technologies, Inc.                           20,000             480
American Standard Cos., Inc. (AE)                     109,500           4,384
Archer-Daniels-Midland Co.                            734,292          17,770
Ashland, Inc.                                          36,840           2,261
Ball Corp.                                             36,800           1,572
Bemis Co.                                              22,200             644
Ecolab, Inc.                                           99,400           3,345
EI Du Pont de Nemours & Co.                             7,900             376
Energizer Holdings, Inc. (AE)                          14,400             815
Georgia-Pacific Corp.                                 129,400           4,154
Granite Construction, Inc.                             21,300             530
Hecla Mining Co. (AE)(N)                               53,100             294
Hughes Supply, Inc.                                    26,600             808
Masco Corp.                                           213,400           7,853
Maverick Tube Corp. (AE)(N)                            21,400             729
Monsanto Co.                                          157,300           8,515
Newmont Mining Corp.                                   12,600             524
Nucor Corp.                                           315,975          17,745
Phelps Dodge Corp.                                     65,700           6,327
Sherwin-Williams Co. (The)                             70,400           3,041
Sigma-Aldrich Corp.                                    44,400           2,791
Stillwater Mining Co. (AE)                             14,900             158
United States Steel Corp.                              16,900             875
Weyerhaeuser Co.                                       50,500           3,151
Worthington Industries                                 56,700           1,161
                                                                 ------------
                                                                       90,869
                                                                 ------------

Miscellaneous - 3.2%
3M Co.                                                 27,000           2,278
Berkshire Hathaway, Inc. Class A (AE)                      17           1,528

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Eaton Corp.                                            45,300           3,080
Fortune Brands, Inc.                                   88,700           7,449
General Electric Co.                                1,528,600          55,228
Honeywell International, Inc.                          99,000           3,562
ITT Industries, Inc.                                   31,800           2,712
Johnson Controls, Inc.                                 14,400             852
Textron, Inc.                                           7,900             569
Trinity Industries, Inc. (N)                           15,800             478
                                                                 ------------
                                                                       77,736
                                                                 ------------

Other Energy - 1.7%
Anadarko Petroleum Corp.                               37,900           2,509
Apache Corp.                                           43,800           2,384
Burlington Resources, Inc.                            289,600          12,658
Consol Energy, Inc.                                    39,200           1,654
Devon Energy Corp.                                    163,400           6,645
Diamond Offshore Drilling (N)                          24,400           1,068
Equitable Resources, Inc.                               9,600             548
Grey Wolf, Inc. (AE)(N)                                53,000             281
Hanover Compressor Co. (AE)(N)                         15,000             213
Houston Exploration Co. (AE)                           20,200           1,095
Lone Star Technologies (AE)                            29,600           1,207
Oil States International, Inc. (AE)                    19,300             368
Rowan Cos., Inc.                                       20,500             577
Sunoco, Inc.                                            6,600             577
Tesoro Corp. (AE)                                       5,800             185
Todco Class A (AE)                                     31,900             655
Universal Compression Holdings, Inc. (AE)              10,300             401
Valero Energy Corp.                                    84,500           4,397
XTO Energy, Inc.                                      110,200           3,957
                                                                 ------------
                                                                       41,379
                                                                 ------------

Producer Durables - 5.1%
AGCO Corp. (AE)                                        10,000             205
Alliant Techsystems, Inc. (AE)                          8,800             586
Ametek, Inc.                                           66,700           2,548
Boeing Co.                                            546,130          27,634
Caterpillar, Inc.                                      92,299           8,224
Centex Corp.                                          126,000           7,725
Danaher Corp.                                          76,900           4,220
Deere & Co.                                            59,300           4,117
DR Horton, Inc.                                       402,864          16,026
Emerson Electric Co.                                   31,900           2,145
Lexmark International, Inc. (AE)                       13,800           1,150

 26  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lockheed Martin Corp.                                  59,950           3,466
MKS Instruments, Inc. (AE)                             10,000             156
Northrop Grumman Corp.                                440,896          22,874
Parker Hannifin Corp.                                  11,400             743
Plantronics, Inc.                                      27,200           1,012
Polycom, Inc. (AE)                                     23,800             411
Powerwave Technologies, Inc. (AE)(N)                   49,400             389
Pulte Homes, Inc.                                      49,900           3,297
Standard-Pacific Corp.                                 24,400           1,623
Tektronix, Inc.                                        95,200           2,744
Teradyne, Inc. (AE)                                    56,800             797
Thermo Electron Corp. (AE)                             23,900             716
United Defense Industries, Inc.                        17,300             829
United Technologies Corp.                              65,500           6,595
WW Grainger, Inc.                                      13,400             820
                                                                 ------------
                                                                      121,052
                                                                 ------------

Technology - 14.2%
Acxiom Corp.                                          103,300           2,384
Adaptec, Inc. (AE)                                     20,800             125
Adobe Systems, Inc.                                    91,100           5,184
Advanced Micro Devices, Inc. (AE)                      44,500             703
Affiliated Computer Services, Inc. Class A (AE)        29,800           1,615
Agere Systems, Inc. Class A (AE)                      116,100             167
Amphenol Corp. Class A (N)                             38,600           1,518
Anteon International Corp. (AE)                         8,500             292
Apple Computer, Inc. (AE)                              92,132           7,085
Applied Micro Circuits Corp. (AE)                     257,600             853
Ariba, Inc. (AE)                                       28,600             397
Arrow Electronics, Inc. (AE)                           10,100             238
Autodesk, Inc.                                        319,000           9,369
Avaya, Inc. (AE)                                       74,300           1,066
Broadcom Corp. Class A (AE)                            39,400           1,254
Ciena Corp. (AE)                                      111,200             283
Cisco Systems, Inc. (AE)                              785,424          14,169
CommScope, Inc. (AE)(N)                                37,500             564
Computer Sciences Corp. (AE)                          182,700           9,413
Cree, Inc. (AE)(N)                                    182,700           4,390
CSG Systems International (AE)                         20,800             377
Dell, Inc. (AE)                                       522,600          21,824
EMC Corp. (AE)                                        436,100           5,713
Emulex Corp. (AE)                                      10,000             164
Gateway, Inc. (AE)(N)                                 159,900             756
General Dynamics Corp.                                 99,600          10,284
Harris Corp.                                           51,100           3,310
Hewlett-Packard Co.                                   503,100           9,856
Ingram Micro, Inc. Class A (AE)                       264,600           4,890
Integrated Device Technology, Inc. (AE)                46,800             549
Intel Corp.                                         1,953,000          43,845
International Business Machines Corp.                 541,047          50,545

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Intersil Corp. Class A                                 72,200           1,071
LSI Logic Corp. (AE)(N)                                10,000              61
Maxim Integrated Products, Inc.                        72,100           2,813
Maxtor Corp. (AE)(N)                                   49,300             233
McAfee, Inc. (AE)                                     152,300           3,937
MEMC Electronic Materials, Inc. (AE)(N)                39,400             485
Micron Technology, Inc. (AE)                          511,000           5,319
Micros Systems, Inc. (AE)                               3,800             266
Microsoft Corp.                                     1,814,902          47,696
Motorola, Inc.                                        539,400           8,490
National Semiconductor Corp.                           57,900             980
NCR Corp. (AE)                                        108,000           3,691
Nvidia Corp. (AE)                                      38,200             875
Oracle Corp. (AE)                                   1,221,000          16,813
Parametric Technology Corp. (AE)                       81,600             465
Qualcomm, Inc.                                        281,474          10,482
Raytheon Co.                                           97,700           3,654
Sandisk Corp. (AE)(N)                                  25,700             635
Sanmina-SCI Corp. (AE)                                155,100             958
Seagate Technology (AE)                                67,668              --
Symantec Corp. (AE)                                   347,678           8,118
Tellabs, Inc. (AE)                                     75,000             534
Tessera Technologies, Inc. (AE)                        34,500           1,342
Texas Instruments, Inc.                               263,100           6,106
UNOVA, Inc. (AE)(N)                                    10,000             231
Varian, Inc. (AE)                                      13,300             531
Western Digital Corp. (AE)                             49,000             528
Zebra Technologies Corp. Class A (AE)                  23,400           1,192
                                                                 ------------
                                                                      340,688
                                                                 ------------

Utilities - 5.7%
AES Corp. (The) (AE)                                   76,700           1,078
AGL Resources, Inc.                                    19,300             669
Alltel Corp.                                           68,900           3,792
American Electric Power Co., Inc.                      25,700             906
AT&T Corp.                                            199,300           3,825
BellSouth Corp.                                       611,600          16,048
CenturyTel, Inc.                                      163,700           5,337
Comcast Corp. Class A (AE)                            231,800           7,462
   Special Class A                                     37,400           1,182
Consolidated Edison, Inc.                              41,000           1,799
Constellation Energy Group, Inc.                      124,700           6,235
DPL, Inc. (N)                                          39,200           1,019
DTE Energy Co.                                         45,700           2,002

                                                    Quantitative Equity Fund  27

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Duke Energy Corp.                                     223,600           5,990
Edison International                                  308,941          10,031
Exelon Corp.                                           43,400           1,920
MCI, Inc.                                             100,200           1,933
National Fuel Gas Co.                                  30,900             871
Nextel Partners, Inc. Class A (AE)(N)                 134,100           2,667
Oneok, Inc.                                            88,200           2,443
PG&E Corp. (AE)                                       183,500           6,423
SBC Communications, Inc.                              424,700          10,091
Sempra Energy                                          43,800           1,630
Sierra Pacific Resources (AE)                         115,700           1,138
Southern Co. (The)                                     27,200             919
Sprint Corp.                                          136,100           3,243
TXU Corp. (N)                                          86,310           5,973
Verizon Communications, Inc.                          833,776          29,674
Xcel Energy, Inc. (N)                                  54,000             982
                                                                 ------------
                                                                      137,282
                                                                 ------------

TOTAL COMMON STOCKS
(cost $2,034,968)                                                   2,304,944
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.0%
Frank Russell Investment Company Money Market
   Fund                                            88,222,000          88,222
United States Treasury Bill (c)(z)(sec.)
   2.244% due 03/17/05                                  7,000           6,981
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $95,203)                                                         95,203
                                                                 ------------

OTHER SECURITIES - 1.9%
Frank Russell Investment Company Money Market
   Fund (X)                                        19,658,967          19,659
State Street Securities Lending Quality Trust
   (X)                                             27,190,747          27,191
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $46,850)                                                         46,850
                                                                 ------------

TOTAL INVESTMENTS - 101.8%
(identified cost $2,177,021)                                        2,446,997

OTHER ASSETS AND LIABILITIES,
NET - (1.8%)                                                          (42,816)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,404,181
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 28  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 03/05 (37)                              11,738               (105)

S&P 500 E-Mini Index
   expiration date 03/05 (421)                             24,876               (132)

S&P 500 Index
   expiration date 03/05 (106)                             31,315                 69

S&P Midcap 400 Index
   expiration date 03/05 (97)                              31,382                199
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                         31
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Quantitative Equity Fund  29

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 89.8%
Australia - 3.9%
Amcor, Ltd.                                         1,124,087           6,185
AMP Ltd.                                              169,200           1,001
Australia & New Zealand Banking Group, Ltd.           157,045           2,506
Australian Gas Light Co., Ltd.                          9,300              99
AXA Asia Pacific Holdings, Ltd. (N)                    67,400             218
BHP Billiton, Ltd. (N)                                487,687           6,150
Billabong International, Ltd. (N)                      36,150             338
BlueScope Steel, Ltd. (N)                             200,600           1,440
Boral, Ltd. (N)                                        47,600             266
Brambles Industries, Ltd. (N)                         149,200             848
CFS Gandel Retail Trust                               155,100             192
Coca-Cola Amatil, Ltd. (N)                             11,000              67
Coles Myer, Ltd. (N)                                  524,561           3,773
Commonwealth Bank of Australia                         32,800             852
Commonwealth Property Office Fund                      84,700              81
ConnectEast Group (AE)                                189,400             110
CSL, Ltd.                                              29,325             703
CSR, Ltd.                                             104,800             204
David Jones, Ltd. (N)                                  72,400             123
DB RREEF Trust (o)                                     54,042              54
Foster's Group, Ltd.                                1,962,908           7,926
Futuris Corp., Ltd.                                    36,900              64
General Property Trust                                127,200             381
Harvey Norman Holdings, Ltd. (N)                       41,800              96
ING Industrial Fund                                    20,400              33
Insurance Australia Group, Ltd.                       230,300           1,160
Lend Lease Corp., Ltd.                                  7,300              77
Lion Nathan, Ltd.                                      29,800             189
Macquarie Airports Management, Ltd.                   581,800           1,560
Macquarie Bank, Ltd.                                  123,320           4,669
Macquarie Infrastructure Group                         27,400              81
National Australia Bank, Ltd.                         502,707          11,545
Newcrest Mining, Ltd.                                  96,700           1,277
OneSteel, Ltd.                                         90,200             194
Orica, Ltd.                                            49,100             731
Origin Energy, Ltd.                                    33,300             180
PaperlinX, Ltd. (N)                                   100,510             354
Promina Group, Ltd.                                   829,069           3,425
Publishing & Broadcasting, Ltd.                       124,540           1,581
Qantas Airways, Ltd.                                   42,600             118
QBE Insurance Group, Ltd. (N)                         185,054           2,187
Rinker Group, Ltd.                                    403,325           3,501
Rio Tinto, Ltd. (N)                                    12,500             416
Santos, Ltd.                                           20,200             145
Sons of Gwalia, Ltd. (AE)(N)(Y)                        34,800              --
Stockland (N)                                          38,200             174
Suncorp-Metway, Ltd. (N)                               18,800             272
TABCORP Holdings, Ltd.                                 51,000             700

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telstra Corp., Ltd. (N)                             1,041,024           3,986
United Group, Ltd.                                      5,700              32
Wesfarmers, Ltd.                                       36,782           1,120
Westfield Group (AE)(N)                               155,476           2,053
Westpac Banking Corp.                                  76,100           1,132
WMC Resources, Ltd.                                   176,215             976
Woodside Petroleum, Ltd.                                6,800             109
Woolworths, Ltd.                                       86,900             983
                                                                 ------------
                                                                       78,637
                                                                 ------------

Austria - 0.4%
Bank Austria Creditanstalt AG                          20,100           1,746
Erste Bank der Oesterreichischen Sparkassen AG         67,300           3,324
OMV AG (N)                                              1,667             519
Telekom Austria AG (AE)                               144,320           2,709
Wienerberger AG (N)                                    12,000             554
                                                                 ------------
                                                                        8,852
                                                                 ------------

Belgium - 1.6%
Belgacom SA (AE)                                       51,200           2,115
Colruyt SA (N)                                          7,540           1,268
Delhaize Group (N)                                     45,000           3,314
Dexia (N)                                              19,700             440
Electrabel (N)                                         11,430           5,035
Fortis (N)                                            297,210           8,029
Groupe Bruxelles Lambert SA                             5,000             416
KBC Bancassurance Holding (N)                          60,800           4,695
Mobistar SA (AE)                                       39,700           3,505
Solvay SA (N)                                          17,600           1,887
UCB SA (N)                                             15,900             778
Umicore                                                 1,500             134
                                                                 ------------
                                                                       31,616
                                                                 ------------

Brazil - 0.2%
Cia Vale do Rio Doce - ADR                             80,184           2,320
Petroleo Brasileiro SA - ADR                           32,250           1,299
Telecomunicacoes Brasileiras SA - ADR (N)              43,200           1,202
                                                                 ------------
                                                                        4,821
                                                                 ------------

Canada - 1.2%
Alcan, Inc. (N)                                       103,300           4,119
Bank of Montreal (N)                                        3              --
Bank of Nova Scotia (N)                                94,033           2,993

 30  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cameco Corp.                                           24,600             844
Great-West Lifeco, Inc. (N)                            26,000             581
Inco, Ltd. (AE)                                        28,100             925
Manulife Financial Corp. (N)                           71,800           3,158
Nexen, Inc. (N)                                        17,500             726
Novelis, Inc. (AE)(N)                                  10,020             224
Petro-Canada (N)                                       12,400             639
Potash Corp. of Saskatchewan                           18,800           1,526
Precision Drilling Corp. (AE)                          31,100           2,114
Rogers Communications, Inc. Class B                    48,400           1,297
Talisman Energy, Inc. (N)                              25,400             757
Telus Corp.                                            48,100           1,366
Thomson Corp. (The) (N)                                63,400           2,153
                                                                 ------------
                                                                       23,422
                                                                 ------------

Cayman Islands - 0.1%
Seagate Technology (AE)                                86,500           1,464
                                                                 ------------

China - 0.1%
China Shipping Development Co., Ltd. Class H (N)    1,310,000           1,109
Yanzhou Coal Mining Co., Ltd. Class H (N)           1,066,000           1,510
                                                                 ------------
                                                                        2,619
                                                                 ------------

Denmark - 0.6%
AP Moller - Maersk A/S Class B                             91             746
Danske Bank A/S                                       192,331           5,617
East Asiatic Co., Ltd. A/S                              1,700              86
FLS Industries A/S Class B (N)                            600              11
Novo-Nordisk A/S Class B                               87,219           4,644
Novozymes A/S Class B                                   3,500             167
TDC A/S                                                13,200             548
                                                                 ------------
                                                                       11,819
                                                                 ------------

Estonia - 0.1%
Hansabank, Ltd.                                       116,200           1,516
                                                                 ------------

Finland - 0.8%
Elisa Corp. Class S (AE)                               12,400             210
Fortum OYJ                                            186,857           3,337
M-real OYJ Class S (AE)(N)                            310,200           1,678
Nokia OYJ                                             267,100           4,090
Nokia OYJ - ADR                                        59,150             906
Orion OYJ Class B (N)                                   4,600              75
Pohjola Group PLC Class D (N)                          13,500             152
Sampo OYJ                                              23,600             312
Stora Enso OYJ Class R                                  1,200              17
UPM-Kymmene OYJ                                       233,579           4,944
                                                                 ------------
                                                                       15,721
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

France - 9.0%
Accor SA (N)                                           22,500             984
Air Liquide (N)                                        10,807           1,858
AXA SA (N)                                            104,997           2,548
BNP Paribas (N)                                       226,827          16,363
Bouygues (N)                                          127,900           5,009
Carrefour SA (N)                                       70,040           3,610
Christian Dior SA (N)                                  14,700             943
Cie de Saint-Gobain (N)                               120,065           7,413
Cie Generale d'Optique Essilor International SA
   (N)                                                 23,900           1,698
CNP Assurances (N)                                     21,273           1,519
Compagnie Generale des Etablissements Michelin
   Class B (N)                                          8,300             537
Credit Agricole SA (N)                                125,432           3,736
France Telecom SA (N)                                 272,330           8,543
Groupe Danone (AE)(N)                                  21,436           1,998
L'Oreal SA (N)                                         74,829           5,603
Lafarge SA (N)                                         62,566           6,450
Lagardere S.C.A. (N)                                   57,936           4,372
Pernod-Ricard (N)                                      37,671           5,332
Peugeot SA (N)                                         26,700           1,661
Renault SA (N)                                         53,800           4,397
Sanofi-Aventis (N)                                    287,238          21,432
Schneider Electric SA (N)                              57,830           4,417
Societe Assurances Generales de France (N)             56,300           4,271
Societe BIC SA (N)                                      2,400             131
Societe Generale (N)                                  118,693          11,819
Suez SA (N)                                            34,860             938
Technip SA (N)                                         13,400           2,244
Thomson (N)                                           111,621           2,831
Total SA (N)                                          122,393          26,241
Total SA - ADR (N)                                     27,636           2,963
Unibail (N)                                               500              60
Valeo SA (N)                                           61,090           2,489
Veolia Environnement (AE)(N)                           40,600           1,451
Vinci SA (N)                                           41,700           5,978
Vivendi Universal SA (AE)(N)                          338,758          10,716
                                                                 ------------
                                                                      182,555
                                                                 ------------

                                               International Securities Fund  31

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Germany - 7.2%
Adidas-Salomon AG (N)                                  62,426           9,345
Allianz AG                                             74,274           8,804
Altana AG (N)                                          16,500             966
AMB Generali Holding AG                                 8,100             692
BASF AG                                                38,500           2,629
Bayer AG (N)                                          163,642           5,202
Bayerische Hypo-und Vereinsbank AG (AE)               614,766          13,517
Bayerische Motoren Werke AG                            15,000             629
Celesio AG (N)                                         17,600           1,366
Commerzbank AG (AE)                                    29,600             630
Continental AG                                         88,900           6,170
DaimlerChrysler AG (AE)                                56,800           2,582
Deutsche Bank AG (N)                                   96,717           8,225
Deutsche Boerse AG (N)                                 65,937           4,099
Deutsche Lufthansa AG (AE)(N)                         107,424           1,501
Deutsche Post AG                                      171,981           4,006
Deutsche Postbank AG (AE)(N)                           32,844           1,475
Deutsche Telekom AG (AE)(N)                           234,800           5,074
E.ON AG                                               174,194          15,602
Fresenius Medical Care AG (N)                          12,100             980
Hannover Rueckversicherung AG (N)                      25,600             985
HeidelbergCement AG                                    31,540           2,121
Heidelberger Druckmaschinen (AE)(N)                    34,797           1,181
Infineon Technologies AG (AE)                          80,100             743
KarstadtQuelle AG (N)                                 184,570           1,739
Lanxess (AE)                                           16,364             317
MAN AG                                                 86,900           3,595
Medion AG (N)                                          25,900             515
Merck KGaA                                             29,200           1,936
Metro AG                                               11,100             580
Muenchener Rueckversicherungs AG                       11,983           1,369
Puma AG Rudolf Dassler Sport                           10,826           2,668
RWE AG (N)                                            187,903          10,832
SAP AG                                                  5,453             848
SAP AG - ADR                                            1,000              39
Schering AG                                           105,433           7,132
Siemens AG (N)                                         48,450           3,842
ThyssenKrupp AG (N)                                    15,000             320
TUI AG (N)                                             49,800           1,162
Volkswagen AG (N)                                     196,589           9,432
                                                                 ------------
                                                                      144,850
                                                                 ------------

Greece - 0.5%
Alpha Bank AE                                          43,300           1,467
Cosmote Mobile Telecommunications SA                   60,000           1,126
EFG Eurobank Ergasias SA                               74,200           2,391

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National Bank of Greece SA (AE)                        16,000             540
OPAP SA                                               156,680           4,186
                                                                 ------------
                                                                        9,710
                                                                 ------------

Hong Kong - 1.6%
Bank of East Asia, Ltd.                               558,880           1,666
BOC Hong Kong Holdings, Ltd. (N)                      112,500             207
Cathay Pacific Airways, Ltd. (N)                       63,000             114
Cheung Kong Holdings, Ltd.                             93,800             860
China Mobile Hong Kong, Ltd.                          489,000           1,533
Citic Pacific, Ltd.                                   169,400             475
CLP Holdings, Ltd.                                    125,000             710
COSCO Pacific, Ltd. (N)                               418,000             871
Esprit Holdings, Ltd.                                 224,500           1,301
FoxConn International Holdings (AE)                    40,000               3
Hang Lung Properties, Ltd.                            332,000             496
Hang Seng Bank, Ltd.                                   48,900             661
Henderson Land Development Co., Ltd.                   10,000              47
HongKong Electric Holdings                            765,000           3,423
Hopewell Holdings                                      67,000             170
Hutchison Telecommunications International, Ltd.
   (AE)                                                42,000              38
Hutchison Whampoa, Ltd. (N)                           366,000           3,332
Hysan Development Co., Ltd.                            17,000              32
Jardine Matheson Holdings, Ltd.                       161,300           2,645
Kerry Properties, Ltd.                                 31,500              66
Kingboard Chemicals Holdings, Ltd.                        500               1
Li & Fung, Ltd.                                       923,000           1,521
Melco International Development                       436,000             900
MTR Corp. (N)                                          69,500             109
New World Development, Ltd.                         1,367,000           1,341
Orient Overseas International, Ltd.                    35,000             131
PCCW, Ltd. (N)                                        839,000             473
Shangri-La Asia, Ltd. (N)                              32,000              43
Sino Land Co. (N)                                   1,330,000           1,185
Sun Hung Kai Properties, Ltd.                         260,000           2,417
Swire Pacific, Ltd.                                   155,800           1,223
Techtronic Industries Co.                             163,000             365
Wharf Holdings, Ltd. (N)                            1,423,862           4,591
                                                                 ------------
                                                                       32,950
                                                                 ------------

Hungary - 0.2%
OTP Bank Rt                                           100,900           3,265
                                                                 ------------

India - 0.0%
Infosys Technologies, Ltd. - ADR (N)                   11,600             766
                                                                 ------------

 32  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Indonesia - 0.2%
Telekomunikasi Indonesia Tbk PT                     6,628,000           3,471
Telekomunikasi Indonesia Tbk PT - ADR (N)              54,318           1,138
                                                                 ------------
                                                                        4,609
                                                                 ------------

Ireland - 0.9%
Allied Irish Banks PLC                                100,800           2,001
Anglo Irish Bank Corp. PLC                             88,300           2,150
Bank of Ireland                                       247,658           3,938
CRH PLC                                               246,140           6,502
Depfa Bank PLC (AE)                                   143,400           2,533
Elan Corp. PLC - ADR (AE)(N)                           23,900             623
                                                                 ------------
                                                                       17,747
                                                                 ------------

Israel - 0.0%
Bank Leumi Le-Israel BM                               131,400             406
                                                                 ------------

Italy - 3.5%
Arnoldo Mondadori Editore SpA (N)                      28,700             320
Autostrade SpA                                         64,952           1,876
Banca Intesa SpA                                    2,113,621           9,814
Banca Popolare di Milano SCRL (N)                      14,900             132
Banche Popolari Unite SCRL (N)                         60,831           1,242
Banco Popolare di Verona e Novara SCRL (N)            100,986           1,939
Benetton Group SpA (N)                                105,151           1,372
Capitalia SpA (N)                                       8,500              38
Enel SpA (N)                                          505,011           4,746
ENI SpA (N)                                           991,929          24,098
FASTWEB (AE)(N)                                           700              34
FinecoGroup SpA (AE)(N)                                 6,000              49
Finmeccanica SpA                                    2,375,270           2,220
Fondiaria-Sai SpA (N)                                  15,600             397
Gruppo Editoriale L'Espresso SpA (N)                   46,900             278
Hera SpA                                               36,600             109
Italcementi SpA (N)                                    45,000             761
Lottomatica SpA                                         6,400             240
Mediaset SpA (N)                                       90,800           1,265
Milano Assicurazioni SpA (N)                           21,000             114
Parmalat Finanziaria SpA (AE)(N)                       42,200               6
Riunione Adriatica di Sicurta SpA                      69,057           1,561
Saipem SpA                                            212,100           2,681
Sanpaolo IMI SpA (N)                                   42,630             595
Snam Rete Gas SpA (N)                                 284,000           1,686
Telecom Italia SpA (N)                              2,025,495           7,450
UniCredito Italiano SpA (N)                           863,100           4,747
                                                                 ------------
                                                                       69,770
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Japan - 19.4%
77 Bank, Ltd. (The)                                   292,800           2,119
Acom Co., Ltd.                                          1,760             124
Advantest Corp. (N)                                    13,400           1,120
Aeon Co., Ltd.                                        147,800           2,482
Aiful Corp.                                            43,450           4,931
Aioi Insurance Co., Ltd.                               72,000             329
Aisin Seiki Co., Ltd.                                  36,400             861
All Nippon Airways Co., Ltd. (N)                       35,000             132
Alps Electric Co., Ltd. (N)                           100,900           1,381
Amano Corp.                                             7,000              69
Anritsu Corp.                                           1,000               8
Aoyama Trading Co., Ltd.                                1,400              37
Arrk Corp.                                              9,400             383
Asahi Breweries, Ltd. (N)                               8,300             104
Asahi Glass Co., Ltd.                                 126,000           1,328
Asahi Kasei Corp. (N)                                  30,000             148
Autobacs Seven Co., Ltd. (N)                            2,700              81
Bandai Visual Co., Ltd.                                     9              27
Bank of Fukuoka, Ltd. (The) (N)                         5,000              32
Bank of Yokohama, Ltd. (The)                          280,000           1,765
Belluna Co., Ltd. (N)                                   4,050             141
Benesse Corp. (N)                                       3,800             136
Bosch Automotive Systems Corp.                          3,000              16
Bridgestone Corp.                                      96,000           1,885
Canon, Inc.                                           310,800          16,197
Central Glass Co., Ltd.                                19,000             134
Central Japan Railway Co.                                   6              49
Chiba Bank, Ltd. (The)                                 40,000             265
Chubu Electric Power Co., Inc. (N)                     35,500             839
Citizen Watch Co., Ltd. (N)                            42,000             381
Cosmo Oil Co., Ltd. (AE)                               16,000              50
Credit Saison Co., Ltd.                                81,750           2,777
D&M Holdings, Inc. (AE)                                49,000             118
Dai Nippon Printing Co., Ltd.                           4,000              63
Daihatsu Motor Co., Ltd.                               13,000              99
Daiichi Pharmaceutical Co., Ltd.                       33,200             767
Daikin Industries, Ltd.                                67,000           1,804
Daimaru, Inc. (N)                                      27,000             236
Dainippon Ink and Chemicals, Inc.                       9,000              23
Dainippon Screen Manufacturing Co., Ltd. (AE)(N)       69,000             432
Daito Trust Construction Co., Ltd.                     15,850             733
Daiwa House Industry Co., Ltd.                        219,000           2,530
Daiwa Securities Group, Inc. (N)                      139,000             942
Dentsu, Inc. (N)                                          569           1,439
Don Quijote Co., Ltd. (N)                              10,500             576
eAccess, Ltd. (N)                                         138             140
East Japan Railway Co.                                    634           3,420

                                               International Securities Fund  33

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Eisai Co., Ltd.                                       103,500           3,356
FamilyMart Co., Ltd.                                    4,500             145
Fanuc, Ltd.                                            19,500           1,315
Fast Retailing Co., Ltd. (N)                           11,800             803
Fuji Heavy Industries, Ltd. (N)                       303,800           1,434
Fuji Photo Film Co., Ltd.                              66,100           2,373
Fujisawa Pharmaceutical Co., Ltd.                       2,400              62
Fujitsu, Ltd. (N)                                     186,000           1,081
Funai Electric Co., Ltd.                               14,900           1,711
Furukawa Electric Co., Ltd. (AE)(N)                   110,000             589
Global Media Online, Inc. (N)                           3,700              88
Hachijuni Bank, Ltd. (The)                              7,000              50
Hankyu Department Stores (N)                           12,000              90
Hirose Electric Co., Ltd.                               4,300             456
HIS Co., Ltd.                                          14,700             321
Hitachi Cable, Ltd.                                    50,000             228
Hitachi Chemical Co., Ltd.                              7,800             133
Hitachi Kokusai Electric, Inc.                         29,000             263
Hitachi Software Engineering Co., Ltd. (N)             10,300             198
Hitachi Zosen Corp. (AE)(N)                            77,500             123
Hitachi, Ltd.                                         816,000           5,418
Hokkaido Electric Power Co., Inc.                       7,100             140
Hokuhoku Financial Group, Inc.                        133,000             359
Hokuriku Electric Power Co.                             2,800              50
Honda Motor Co., Ltd.                                 161,000           8,437
Hoya Corp.                                             24,800           2,554
Isuzu Motors, Ltd. (AE)(N)                            103,000             302
Ito-Yokado Co., Ltd. (N)                               26,900           1,077
Itochu Corp.                                          654,000           3,093
Japan Radio Co., Ltd. (AE)(N)                          45,000             172
Japan Tobacco, Inc.                                       615           6,529
JFE Holdings, Inc.                                    109,200           3,019
Joyo Bank, Ltd. (The)                                  21,000             110
Kadokawa Holdings, Inc. (N)                            16,500             623
Kaken Pharmaceutical Co., Ltd. (N)                      9,000              58
Kamigumi Co., Ltd. (N)                                 49,000             401
Kaneka Corp.                                           45,000             501
Kansai Electric Power Co., Inc. (The)                  98,100           1,903
Kao Corp.                                              84,700           1,970
Kawasaki Heavy Industries, Ltd. (N)                   114,000             188
Kawasaki Kisen Kaisha, Ltd. (N)                       202,000           1,370
KDDI Corp.                                              1,327           6,775
Keihin Corp.                                            5,400              93
Keio Electric Railway Co., Ltd.                        43,000             256
Keyence Corp.                                           4,100             941
Kirin Brewery Co., Ltd.                                 9,000              91
Kobe Steel, Ltd.                                      692,000           1,102
Koei Co., Ltd.                                         11,700             290
Konica Minolta Holdings, Inc.                         188,000           2,359
Koyo Seiko Co., Ltd. (N)                               12,000             166
Kubota Corp.                                           45,000             241

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kuraray Co., Ltd.                                     149,000           1,372
Kyocera Corp.                                           7,400             533
Kyorin Pharmaceutical Co., Ltd. (N)                     4,000              58
Kyowa Hakko Kogyo Co., Ltd.                             4,000              31
Kyushu Electric Power Co., Inc.                        18,600             368
Lawson, Inc.                                           43,000           1,668
Leopalace21 Corp. (N)                                  24,300             443
Mabuchi Motor Co., Ltd. (N)                            29,600           2,025
Makita Corp. (N)                                       12,000             216
Mars Engineering Corp. (N)                              7,000             262
Marubeni Corp.                                        135,000             393
Matsui Securities Co., Ltd. (N)                        31,700           1,129
Matsumotokiyoshi Co., Ltd. (N)                         53,200           1,571
Matsushita Electric Industrial Co., Ltd. (N)          366,000           5,429
Meiji Dairies Corp.                                    27,000             165
Meitec Corp.                                            8,700             322
Millea Holdings, Inc.                                     364           5,023
Minebea Co., Ltd. (N)                                 415,000           1,806
Mitsubishi Chemical Corp. (N)                         100,000             317
Mitsubishi Corp. (N)                                  103,500           1,215
Mitsubishi Electric Corp.                              72,000             354
Mitsubishi Estate Co., Ltd. (N)                       770,000           9,727
Mitsubishi Gas Chemical Co., Inc.                      22,000             104
Mitsubishi Heavy Industries, Ltd.                     228,000             618
Mitsubishi Rayon Co., Ltd.                            145,000             501
Mitsubishi Securities Co., Ltd. (N)                    56,000             543
Mitsubishi Tokyo Financial Group, Inc.                  1,270          11,974
Mitsui & Co., Ltd.                                    194,000           1,799
Mitsui Engineering & Shipbuilding Co., Ltd. (N)       111,000             202
Mitsui Fudosan Co., Ltd. (N)                          162,000           2,014
Mitsui OSK Lines, Ltd.                                225,000           1,405
Mitsui Sumitomo Insurance Co., Ltd.                   153,000           1,342
Mitsui Trust Holdings, Inc. (N)                       152,000           1,608
Mitsumi Electric Co., Ltd. (N)                          3,700              40
Mizuho Financial Group, Inc.                              667           3,212
Murata Manufacturing Co., Ltd.                         40,100           2,094
Namco, Ltd. (N)                                        10,600             135
NEC Corp.                                             206,000           1,181
NET One Systems Co., Ltd.                                 147             577
Nichirei Corp. (N)                                      7,000              28
Nidec Copal Corp. (N)                                  14,200             210
Nidec Corp. (N)                                        14,100           1,581
Nikko Cordial Corp.                                   125,000             590
Nikon Corp. (N)                                        43,000             564

 34  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nintendo Co., Ltd.                                      9,700           1,099
Nippon Electric Glass Co., Ltd.                        56,000             737
Nippon Electric Glass Co., Ltd. (AE)                   54,000             709
Nippon Express Co., Ltd. (N)                          679,900           3,327
Nippon Kayaku Co., Ltd.                                 6,000              34
Nippon Light Metal Co., Ltd. (N)                      113,000             294
Nippon Meat Packers, Inc.                             119,000           1,616
Nippon Mining Holdings, Inc.                          157,500             796
Nippon Oil Corp.                                      121,000             829
Nippon Shokubai Co., Ltd.                               3,000              26
Nippon Steel Corp.                                  1,004,000           2,442
Nippon Telegraph & Telephone Corp.                      1,049           4,424
Nippon Yusen Kabushiki Kaisha                          21,000             117
Nishi-Nippon City Bank, Ltd. (The)                    134,000             535
Nissan Motor Co., Ltd. (N)                            566,400           5,985
Nissen Co., Ltd.                                       13,200             170
Nisshin Seifun Group, Inc.                              4,000              45
Nisshin Steel Co., Ltd.                               120,000             285
Nisshinbo Industries, Inc.                              7,000              56
Nitto Denko Corp.                                      38,300           2,037
NOK Corp. (N)                                          23,700             679
Nomura Holdings, Inc.                                  53,000             696
NS Solutions Corp.                                      9,400             245
NSK, Ltd.                                              19,000              98
NTT DoCoMo, Inc.                                          218             379
Obayashi Corp.                                          4,000              26
OJI Paper Co., Ltd. (N)                               105,000             592
Olympus Corp.                                          73,300           1,528
Omron Corp.                                            20,000             483
Ono Pharmaceutical Co., Ltd.                            2,000             108
Onward Kashiyama Co., Ltd.                              2,000              31
ORIX Corp. (N)                                        127,800          16,885
Parco Co., Ltd.                                        37,000             232
Promise Co., Ltd.                                      37,850           2,663
Renown D'urban Holdings, Inc. (AE)                     14,200             154
Resona Holdings, Inc. (AE)                             44,000              90
Ricoh Co., Ltd. (N)                                    92,000           1,624
Rinnai Corp. (N)                                       78,500           1,981
Rohm Co., Ltd.                                         30,500           2,776
Sanken Electric Co., Ltd. (N)                          38,000             466
Sankyo Co., Ltd.                                       93,700           2,227
Sanyo Electric Co., Ltd. (N)                           78,000             251
Sanyo Shinpan Finance Co., Ltd.                        11,900             787
Sega Sammy Holdings, Inc. (AE)(N)                      67,900           4,371
Seino Transportation Co., Ltd.                         26,000             244
Sekisui Chemical Co., Ltd.                              5,000              39
Sekisui House, Ltd. (N)                               302,700           3,505
Senshukai Co., Ltd. (N)                                13,000             114
SFCG Co., Ltd. (N)                                      2,810             703
Shimachu Co., Ltd. (N)                                  6,300             154
Shimamura Co., Ltd. (N)                                 6,800             491
Shin-Etsu Chemical Co., Ltd.                           64,200           2,540

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Shinko Electric Industries (N)                          2,900              98
Shionogi & Co., Ltd. (N)                               36,000             453
Shiseido Co., Ltd.                                     95,400           1,327
Shizuoka Bank, Ltd. (The) (N)                           6,000              61
Showa Shell Sekiyu KK                                  19,900             181
SKY Perfect Communications, Inc.                          498             445
Skylark Co., Ltd. (N)                                 110,000           1,869
SMC Corp.                                              15,300           1,787
Snow Brand Milk Products Co., Ltd. (AE)(N)              4,000              12
Softbank Corp. (N)                                     28,700           1,357
Sohgo Security Services Co., Ltd.                      65,100             937
Sompo Japan Insurance, Inc.                           108,900           1,068
Sony Corp. (N)                                         23,200             860
Stanley Electric Co., Ltd. (N)                         36,100             551
STB Leasing Co., Ltd.                                  11,300             215
Sumisho Lease Co., Ltd.                                18,800             740
Sumitomo Bakelite Co., Ltd.                           284,700           1,794
Sumitomo Chemical Co., Ltd.                           554,000           2,866
Sumitomo Corp.                                        172,000           1,474
Sumitomo Electric Industries, Ltd.                     62,000             677
Sumitomo Forestry Co., Ltd.                            51,000             517
Sumitomo Heavy Industries, Ltd. (AE)(N)               534,000           2,391
Sumitomo Metal Industries, Ltd.                       415,000             625
Sumitomo Mitsui Financial Group, Inc. (N)               1,734          12,149
Sumitomo Osaka Cement Co., Ltd.                       217,000             538
Sumitomo Realty & Development Co., Ltd.                41,000             573
Sumitomo Rubber Industries, Inc.                       37,000             352
Sumitomo Trust & Banking Co., Ltd. (The)              889,000           6,031
Suruga Bank, Ltd.                                       5,000              41
Suzuken Co., Ltd.                                       2,800              74
Suzuki Motor Corp.                                     72,000           1,316
T&D Holdings, Inc.                                     39,750           1,864
Taiheiyo Cement Corp.                                  56,000             147
Taisei Corp.                                            5,000              19
Taiyo Nippon Sanso Corp.                                8,000              49
Takashimaya Co., Ltd. (N)                              10,000              96
Takeda Pharmaceutical Co., Ltd.                       278,300          13,214
Takefuji Corp.                                         37,500           2,627
Tanabe Seiyaku Co., Ltd.                                4,000              42
TDK Corp.                                              93,900           6,525
Telewave, Inc.                                             37             386

                                               International Securities Fund  35

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Terumo Corp.                                           52,200           1,509
Tobu Railway Co., Ltd.                                 19,000              75
Toda Corp.                                              5,000              26
Tohoku Electric Power Co., Inc.                        11,100             197
Tokai Rika Co., Ltd.                                   14,000             246
Tokyo Electric Power Co., Inc. (The)                  125,700           2,996
Tokyo Electron, Ltd.                                   87,600           5,106
Tokyo Gas Co., Ltd. (N)                               519,000           2,144
Tokyu Corp. (N)                                        20,000             110
Toppan Printing Co., Ltd. (N)                          27,000             289
Toshiba Corp. (N)                                      85,000             344
Toyo Seikan Kaisha, Ltd. (N)                           17,000             328
Toyoda Gosei Co., Ltd. (N)                             58,800           1,163
Toyota Motor Corp.                                    574,500          22,343
Toyota Tsusho Corp.                                     6,000              93
Trend Micro, Inc. (N)                                  26,000           1,167
UFJ Holdings, Inc.                                      1,875          11,201
Uni-Charm Corp.                                        11,300             509
Uniden Corp. (N)                                       24,000             460
UNY Co., Ltd.                                          77,000             903
USS Co., Ltd.                                           4,610             381
West Japan Railway Co.                                    541           2,135
World Co., Ltd. (N)                                     3,000             109
Xebio Co., Ltd.                                         5,000             147
Yahoo! Japan Corp. (AE)                                    30             152
Yamada Denki Co., Ltd. (N)                             45,500           1,914
Yamaha Corp.                                            5,300              81
Yamaha Motor Co., Ltd. (N)                            172,600           2,833
Yamanouchi Pharmaceutical Co., Ltd. (N)                30,100           1,095
Yamato Transport Co., Ltd.                            245,000           3,667
Yamazaki Baking Co., Ltd.                              10,000              95
Yokogawa Electric Corp.                                35,000             462
York-Benimaru Co., Ltd.                                10,600             328
                                                                 ------------
                                                                      391,490
                                                                 ------------

Luxembourg - 0.2%
Arcelor (N)                                           226,988           5,055
                                                                 ------------

Mexico - 0.4%
America Movil SA de CV
   Series L                                            42,300           2,235
Coca-Cola Femsa SA de CV - ADR (N)                     62,400           1,604
Grupo Televisa SA - ADR                                45,200           2,659
Telefonos de Mexico SA de CV - ADR                     39,850           1,482
Wal-Mart de Mexico SA de CV                           253,300             875
                                                                 ------------
                                                                        8,855
                                                                 ------------

Morocco - 0.0%
Maroc Telecom (AE)(N)                                  15,415             157
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Netherlands - 4.6%
ABN AMRO Holding NV                                   263,890           7,140
Aegon NV                                              298,841           4,051
Akzo Nobel NV (N)                                      16,600             693
Buhrmann NV (N)                                        58,600             603
CSM Class A (AE)                                        1,800              53
DSM NV                                                 17,400           1,081
European Aeronautic Defense and Space Co. (N)          46,100           1,409
Heineken Holding NV Class A                            11,250             343
Heineken NV (N)                                       167,118           5,720
ING Groep NV                                          773,769          22,268
Koninklijke Philips Electronics NV                    171,530           4,482
OCE NV                                                 15,700             240
Randstad Holdings NV (N)                               37,900           1,482
Reed Elsevier NV                                      333,126           4,494
Rodamco Europe NV                                      10,800             819
Royal Dutch Petroleum Co. (N)
Royal Dutch Petroleum Co. Class S (N)                 340,682          19,781
Royal Dutch Petroleum Co. Class S                       6,500             380
Royal KPN NV                                          459,500           4,414
Royal Numico NV (AE)                                  124,500           4,767
TPG NV                                                 32,400             888
Unilever NV                                            74,775           4,873
Vedior NV                                                 900              16
VNU NV                                                 28,579             835
Wolters Kluwer NV                                     128,732           2,320
                                                                 ------------
                                                                       93,152
                                                                 ------------

New Zealand - 0.3%
Carter Holt Harvey, Ltd.                              559,050             865
Sky City Entertainment Group, Ltd.                     16,400              60
Telecom Corp. of New Zealand, Ltd.                  1,274,862           5,578
                                                                 ------------
                                                                        6,503
                                                                 ------------

Norway - 0.5%
DNB NOR ASA                                           569,563           5,213
Norsk Hydro ASA (N)                                    30,300           2,302
Norske Skogindustrier ASA (N)                          16,400             321
Statoil ASA                                            84,700           1,284
Yara International ASA (AE)                            42,000             495
                                                                 ------------
                                                                        9,615
                                                                 ------------

 36  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Portugal - 0.1%
Energias de Portugal SA                               360,370           1,061
Portugal Telecom SGPS SA                               42,000             520
                                                                 ------------
                                                                        1,581
                                                                 ------------

Russia - 0.1%
Vimpel-Communications - ADR (AE)                       41,200           1,370
YUKOS - ADR (AE)(N)                                    15,300              32
                                                                 ------------
                                                                        1,402
                                                                 ------------

Singapore - 1.1%
CapitaLand, Ltd. (N)                                  199,000             278
City Developments, Ltd.                               115,000             481
ComfortDelgro Corp., Ltd.                             121,000             111
Creative Technology, Ltd. (N)                             100               1
DBS Group Holdings, Ltd.                              573,300           5,533
Flextronics International, Ltd. (AE)(N)               130,600           1,848
Fraser and Neave, Ltd.                                 24,000             245
Jardine Cycle & Carriage, Ltd.                         27,000             165
Keppel Corp., Ltd. (N)                                285,000           1,602
Keppel Land, Ltd.                                      20,000              28
NatSteel, Ltd.                                         50,000              67
Neptune Orient Lines, Ltd.                             42,000              87
Oversea-Chinese Banking Corp.                         288,000           2,410
Overseas Union Enterprise, Ltd.                         1,000               5
Parkway Holdings, Ltd.                                213,000             204
SembCorp Industries, Ltd.                             135,000             153
Singapore Airlines, Ltd.                               16,000             114
Singapore Exchange, Ltd.                               14,000              16
Singapore Land, Ltd.                                    4,000              13
Singapore Technologies Engineering, Ltd.              121,900             179
Singapore Telecommunications, Ltd.                  3,948,859           6,150
SMRT Corp., Ltd.                                       14,000               8
Starhub, Ltd. (AE)                                     83,000              66
United Overseas Bank, Ltd.                            264,200           2,243
United Overseas Land, Ltd.                             27,000              36
Venture Corp., Ltd.                                    46,000             441
                                                                 ------------
                                                                       22,484
                                                                 ------------

South Africa - 0.1%
MTN Group, Ltd.                                       137,700           1,034
Nedcor, Ltd.                                          116,418           1,414
                                                                 ------------
                                                                        2,448
                                                                 ------------

South Korea - 0.4%
Hana Bank (AE)                                         41,190           1,094
Korea Electric Power Corp. - ADR (N)                  116,300           1,576
KT Corp. - ADR                                         70,200           1,521
POSCO - ADR                                             1,650              75

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Samsung Electronics - GDR (y)                           9,190           2,206
Samsung Electronics Co., Ltd.                           3,240           1,564
                                                                 ------------
                                                                        8,036
                                                                 ------------

Spain - 4.2%
ACS Actividades Cons y Serv (N)                       114,293           2,865
Altadis SA (N)                                        145,204           6,336
Amadeus Global Travel Distribution SA Class A          90,000             848
Antena 3 de Television SA (AE)(N)                         600              46
Banco Bilbao Vizcaya Argentaria SA (N)                342,500           5,767
Banco de Sabadell SA (N)                               82,000           2,093
Banco Santander Central Hispano SA (N)                662,739           7,869
Bankinter SA (N)                                        8,900             458
Corp Mapfre SA (N)                                     78,510           1,146
Endesa SA (N)                                         241,965           5,509
Fomento de Construcciones y Contratas SA (N)            5,600             272
Gamesa Corp. Tecnologica SA (N)                        16,500             236
Gestevision Telecinco SA (AE)                          32,100             695
Grupo Ferrovial SA (N)                                 24,600           1,471
Iberdrola SA (N)                                      234,363           5,804
Iberia Lineas Aereas de Espana (N)                    137,100             474
Inditex SA (N)                                         53,300           1,509
Indra Sistemas SA                                      84,100           1,439
Red Electrica de Espana (N)                            10,800             252
Repsol YPF SA (N)                                     290,508           7,421
Repsol YPF SA - ADR (N)                               102,316           2,614
Sociedad General de Aguas de Barcelona SA Class
   A                                                    2,400              51
Sogecable SA (AE)(N)                                   26,100           1,031
Telefonica SA                                       1,525,890          27,763
                                                                 ------------
                                                                       83,969
                                                                 ------------

Sweden - 2.1%
Atlas Copco AB Class A                                 12,200             568
Billerud AB (N)                                        13,900             223
Electrolux AB (N)                                     107,820           2,298
Elekta AB Class B Class B (AE)                          3,200              99
Gambro AB Class A (AE)                                  8,000             117
Hennes & Mauritz AB Class B                           248,179           8,183
Lundin Petroleum AB (AE)                               16,000             102
Modern Times Group AB Class B (AE)(N)                   1,000              27

                                               International Securities Fund  37

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nordea Bank AB                                        302,100           2,798
OMX AB (AE)(N)                                         10,200             121
Sandvik AB                                              8,300             338
Scania AB Class B (AE)(N)                              14,000             556
Securitas AB Class B                                   78,000           1,233
Skandia Forsakrings AB (N)                            386,636           2,002
Skandinaviska Enskilda Banken AB Class A               27,200             484
Skanska AB Class B (N)                                 29,500             342
Svenska Cellulosa AB Class B                           71,200           2,725
Svenska Handelsbanken Class A                         288,597           6,833
Swedish Match AB (AE)                                  19,000             228
Tele2 AB Class B (N)                                    5,600             192
Telefonaktiebolaget LM Ericsson Class B (AE)        3,209,221           9,411
Telefonaktiebolaget LM Ericsson - ADR (AE)(N)          14,000             411
TeliaSonera AB (N)                                     32,000             181
Volvo AB Class A                                        6,000             234
   Class B (N)                                         69,300           2,811
                                                                 ------------
                                                                       42,517
                                                                 ------------
Switzerland - 5.4%
ABB, Ltd. (AE)                                         20,900             115
Adecco SA (N)                                           9,400             487
Clariant AG                                            74,141           1,216
Compagnie Financiere Richemont AG Class A             261,796           8,191
Credit Suisse Group (AE)(N)                           280,064          11,271
Georg Fischer AG (AE)                                     851             225
Givaudan                                                2,260           1,426
Holcim, Ltd.                                           51,650           3,226
Julius Baer Holding AG Class B (N)                      3,164           1,106
Lonza Group AG                                         31,393           1,933
Micronas Semiconductor Holdings (AE)                   18,300             823
Nestle SA (N)                                          45,180          11,856
Nobel Biocare Holding AG                                  100              18
Novartis AG (N)                                       337,471          16,179
PubliGroupe SA                                            341             106
Rieter Holding AG                                         223              67
Roche Holding AG                                      106,833          11,376
Serono SA (N)                                             880             544
STMicroelectronics NV (N)                              44,700             746
STMicroelectronics NV Class Y (N)                         100               2
Straumann Holding AG (N)                                1,043             220
Sulzer AG                                               1,694             674
Swiss Life Holding (AE)                                   171              26
Swiss Reinsurance                                      78,247           5,350
Swisscom AG (AE)(N)                                    11,624           4,395
Syngenta AG (AE)                                       27,325           2,939
Synthes, Inc. (AE)                                     17,833           2,043

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UBS AG (N)                                            174,590          14,163
Valora Holding AG                                         519             132
Xstrata PLC                                           344,952           6,009
Zurich Financial Services AG                           10,679           1,776
                                                                 ------------
                                                                      108,640
                                                                 ------------

Taiwan - 0.5%
First Financial Holding Co., Ltd. (AE)              3,903,000           3,269
Taiwan Semiconductor Manufacturing Co., Ltd.        2,186,000           3,566
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                153,768           1,256
United Microelectronics Corp. - ADR (AE)(N)           478,971           1,528
                                                                 ------------
                                                                        9,619
                                                                 ------------

Thailand - 0.1%
Bangkok Bank PCL                                      253,200             762
Kasikornbank PCL (AE)                               1,280,900           1,927
Siam City Bank PCL                                    349,300             236
                                                                 ------------
                                                                        2,925
                                                                 ------------

Turkey - 0.1%
Turkcell Iletisim Hizmet AS                           162,999           1,196
Turkiye Garanti Bankasi AS (AE)                       237,700             952
                                                                 ------------
                                                                        2,148
                                                                 ------------

United Kingdom - 18.0%
3i Group PLC                                          245,278           3,229
Alliance & Leicester PLC                               18,300             308
Alliance Unichem PLC                                   30,000             424
Anglo American PLC                                    119,192           2,765
ARM Holdings PLC                                      202,000             374
Arriva PLC                                             19,500             202
Associated British Foods PLC                          139,000           1,972
AstraZeneca PLC                                       212,068           7,972
Aviva PLC                                             760,326           9,092
AWG PLC                                                22,000             348
BAA PLC                                               134,900           1,585
BAE Systems PLC                                     1,141,556           5,278
Barclays PLC                                          860,616           9,433
Barratt Developments PLC                               32,300             370
BG Group PLC                                        1,333,616           9,085
BHP Billiton PLC                                      177,357           2,194
BOC Group PLC                                         261,671           4,839

 38  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Boots Group PLC                                       725,201           9,103
BP PLC                                              2,879,333          28,360
Bradford & Bingley PLC                                 78,200             487
Brambles Industries PLC                               796,196           4,116
British Airways PLC (AE)                              125,100             626
British American Tobacco PLC                          475,602           8,240
British Land Co. PLC                                  115,300           1,870
British Sky Broadcasting PLC                           88,683             944
BT Group PLC                                        1,172,300           4,592
Bunzl PLC                                             251,593           2,101
Cairn Energy PLC (AE)                                   5,000             105
Capita Group PLC                                      199,700           1,348
Carnival PLC                                          129,942           7,792
Cattles PLC                                             8,100              59
Centrica PLC                                          577,800           2,538
Colt Telecom Group PLC (AE)                            18,500              20
Compass Group PLC                                     139,300             632
Corus Group PLC (AE)                                  554,166             561
Davis Service Group PLC                                16,400             134
Diageo PLC                                            584,270           7,961
Dixons Group PLC                                       13,800              41
easyJet PLC (AE)                                        8,200              34
EMI Group PLC                                         129,300             645
GKN PLC                                             1,225,721           5,615
GlaxoSmithKline PLC                                   928,142          20,538
HBOS PLC                                              840,468          13,398
HMV Group PLC                                         160,700             788
HSBC Holdings PLC                                     995,615          16,472
Imperial Chemical Industries PLC                      180,000             800
Imperial Tobacco Group PLC                            372,682           9,770
Inchcape PLC                                           23,500             896
Intercontinental Hotels Group PLC                     302,164           3,798
ITV PLC                                               362,455             797
J Sainsbury PLC                                       480,405           2,560
Johnston Press PLC                                     44,700             450
Kelda Group PLC                                        34,400             390
Kesa Electricals PLC                                  129,528             779
Land Securities Group PLC                              13,800             358
Legal & General Group PLC                              88,600             192
Lloyds TSB Group PLC                                1,272,302          11,890
Man Group PLC                                          58,109           1,488
Marks & Spencer Group PLC                             167,800           1,141
Meggitt PLC                                            80,700             419
MFI Furniture PLC                                      64,400             162
Mitchells & Butlers PLC                               528,626           3,238
mmO2 PLC (AE)                                       1,765,400           4,181
MyTravel Group PLC (AE)(N)                            144,200              18
National Grid Transco PLC                             148,300           1,442
Next PLC                                               77,600           2,296
Northern Foods PLC                                    230,200             684
Old Mutual PLC                                        451,300           1,073
Pearson PLC                                           164,000           1,903

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pennon Group PLC (N)                                   27,500             503
Persimmon PLC                                         128,100           1,735
Prudential PLC                                        139,022           1,204
Punch Taverns PLC                                     281,540           3,550
Reckitt Benckiser PLC                                  51,900           1,541
Reed Elsevier PLC                                     216,200           1,965
Reuters Group PLC                                     283,900           2,129
Rexam PLC                                             148,381           1,271
Rio Tinto PLC                                         283,713           8,816
RMC Group PLC                                         175,500           2,796
Rolls-Royce Group PLC                                 184,756             908
Royal & Sun Alliance Insurance Group                  917,414           1,482
Royal Bank of Scotland Group PLC                      370,297          12,281
SABMiller PLC                                          65,900           1,010
Scottish & Newcastle PLC                               30,400             251
Scottish & Southern Energy PLC                        116,800           1,957
Scottish Power PLC                                    128,900           1,023
Shell Transport & Trading Co. PLC                   1,621,724          14,156
Shire Pharmaceuticals PLC                              51,300             598
Smiths Group PLC                                       33,100             525
SSL International PLC                                  15,400              96
Stagecoach Group PLC                                  153,662             340
Standard Chartered PLC                                151,060           2,774
Tate & Lyle PLC                                        93,300             773
Taylor Woodrow PLC                                    283,497           1,530
Tesco PLC                                             667,300           3,874
Trinity Mirror PLC                                    108,300           1,387
Unilever PLC                                          875,941           8,314
United Business Media PLC                              41,163             419
United Utilities PLC                                   61,401             616
Vodafone Group PLC                                 11,876,280          30,641
Whitbread PLC                                          94,890           1,574
Wimpey George PLC                                     257,300           2,030
Wolseley PLC                                           28,800             596
                                                                 ------------
                                                                      363,980
                                                                 ------------

United States - 0.1%
Carnival Corp.                                          2,000             115
Logitech International SA (AE)                          3,800             233

                                               International Securities Fund  39

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
News Corp. (N)                                         27,545             463
Transocean, Inc. (AE)                                  48,900           2,152
                                                                 ------------
                                                                        2,963
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,459,260)                                                   1,814,654
                                                                 ------------
PREFERRED STOCKS - 0.2%
Brazil - 0.1%
Banco Itau Holding Financeira SA                        6,600             987
                                                                 ------------

Germany - 0.1%
Fresenius AG                                           15,800           1,603
Fresenius Medical Care AG                               3,900             227
Porsche AG (N)                                          1,301             847
ProSieben SAT.1 Media AG                                8,100             149
                                                                 ------------
                                                                        2,826
                                                                 ------------

Italy - 0.0%
Unipol SpA                                             25,200              91
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $3,129)                                                           3,904
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.2%
(Number of Contracts)
Belgium - 0.1%
Bel 20 Index Futures
   Feb 2005 2,971.93 (EUR) Call (224)                   4,480           3,090
   Feb 2005 2,984.29 (EUR) Call (2)                        40              27
                                                                 ------------
                                                                        3,117
                                                                 ------------
Switzerland - 0.1%
Swiss Market Index
   Mar 2005 5,622.30 (CHF) Put (248)                    2,480           1,043
   Mar 2005 5,658.00 (CHF) Put (23)                       230              97
                                                                 ------------
                                                                        1,140
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $4,104)                                                           4,257
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WARRANTS & RIGHTS - 0.1%
Germany - 0.0%
KarstadtQuelle AG Rights (AE)(A)                           92              --
                                                                 ------------

Hong Kong - 0.0%
Kingboard Chemical Holdings, Ltd.
   2006 Warrants (AE)                                       2               1
                                                                 ------------

Luxembourg - 0.1%
Bharti Televentures
   2009 Warrants (AE)                                     150             702
Satyam Computer Services, Ltd.
   2007 Warrants (AE)                                     170           1,443
                                                                 ------------
                                                                        2,145
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $2,667)                                                           2,146
                                                                 ------------

SHORT-TERM INVESTMENTS - 9.0%
Cayman Islands - 0.1%
SMFG Finance, Ltd.
   Series REGS
   2.250% due 07/11/05                                 69,000           1,548
                                                                 ------------

United Kingdom - 0.0%
Credit Suisse Group Finance Guernsey, Ltd.
   6.000% due 12/23/05                                    190             216
                                                                 ------------

United States - 8.9%
Frank Russell Investment Company
   Money Market Fund                              161,897,000         161,897
United States Treasury Bills (c)(z)(sec.)
   2.234%-2.330% due 03/17/05-04/14/05                 17,000          16,933
                                                                 ------------
                                                                      178,830
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $179,682)                                                       180,594
                                                                 ------------

 40  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 21.4%
Frank Russell Investment Company Money Market
   Fund (X)                                       181,651,862         181,652
State Street Securities Lending Quality Trust
   (X)                                            251,245,662         251,246
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $432,898)                                                       432,898
                                                                 ------------

TOTAL INVESTMENTS - 120.7%
(identified cost $2,081,740)                                        2,438,453

OTHER ASSETS AND LIABILITIES,
NET - (20.7%)                                                        (418,933)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,019,520
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                               International Securities Fund  41

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 02/05 (111)                             10,424                201

CAC-40 Index (France)
   expiration date 03/05 (410)                             20,969                427

DAX Index (Germany)
   expiration date 03/05 (152)                             21,156                127
DJ STOXX 50 Index (EMU)
   expiration date 03/05 (955)                             37,272                653
FTSE-100 Index (UK)
   expiration date 03/05 (455)                             41,416                683

Hang Seng Index (Hong Kong)
   expiration date 02/05 (115)                             10,105                 88

IBEX Plus Index (Spain)
   expiration date 02/05 (18)                               2,163                 33

SPI 200 Index (Australia)
   expiration date 03/05 (232)                             18,361                397

TOPIX Index (Japan)
   expiration date 03/05 (331)                             36,522              1,137

Short Positions
CAC-40 Index (France)
   expiration date 02/05 (121)                              6,179                (76)

FTSE-100 Index (UK)
   expiration date 03/05 (65)                               5,917               (120)

MIB-30 (Italy)
   expiration date 03/05 (15)                               3,073                (83)

TOPIX Index (Japan)
   expiration date 03/05 (14)                               1,545                  5
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      3,472
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   Feb 2005 2,971.93 (EUR) Put (224)                       17,353             (2,920)
   Feb 2005 2,984.29 (EUR) Put (2)                            156                (26)

Switzerland
Swiss Market Index Futures
   Mar 2005 5,622.30 (CHF) Call (248)                      11,727             (1,321)
   Mar 2005 5,658.00 (CHF) Call (23)                        1,095               (116)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $4,096)                                                 (4,383)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 42  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              74      AUD            96    02/01/05                 --
USD             373      AUD           500    03/16/05                 13
USD             374      AUD           500    03/16/05                 13
USD             448      AUD           600    03/16/05                 16
USD             683      AUD           900    03/16/05                 12
USD             748      AUD         1,000    03/16/05                 25
USD             752      AUD         1,000    03/16/05                 20
USD             756      AUD         1,000    03/16/05                 16
USD           4,778      AUD         6,400    03/16/05                165
USD           4,989      AUD         6,630    03/16/05                132
USD           9,257      AUD        12,399    03/16/05                320
USD              16      CAD            20    02/01/05                 --
USD             131      CAD           163    02/01/05                 --
USD               8      CAD            10    02/02/05                 --
USD               8      CAD            10    02/02/05                 --
USD              81      CAD           101    02/03/05                 --
USD           3,084      CHF         3,565    03/16/05                (79)
USD              10      DKK            55    03/16/05                 --
USD             108      DKK           607    03/16/05                 (2)
USD             216      DKK         1,212    03/16/05                 (4)
USD              15      EUR            11    02/01/05                 --
USD              16      EUR            13    02/01/05                 --
USD              21      EUR            16    02/01/05                 --
USD              21      EUR            16    02/01/05                 --
USD              26      EUR            20    02/01/05                 --
USD              26      EUR            20    02/01/05                 --
USD              28      EUR            21    02/01/05                 --
USD              41      EUR            32    02/01/05                 --
USD              52      EUR            40    02/01/05                 --
USD             106      EUR            82    02/01/05                 --
USD              31      EUR            24    02/02/05                 --
USD              89      EUR            68    02/02/05                 --
USD             229      EUR           176    02/02/05                 --
USD              20      EUR            16    02/03/05                 --
USD             175      EUR           134    03/16/05                 --
USD           1,311      EUR         1,000    03/16/05                 (7)
USD           1,324      EUR         1,000    03/16/05                (20)
USD           1,332      EUR         1,000    03/16/05                (28)
USD           1,359      EUR         1,000    03/16/05                (55)
USD           1,987      EUR         1,500    03/16/05                (30)
USD           2,381      EUR         1,800    03/16/05                (34)
USD           2,593      EUR         2,000    03/16/05                 15
USD           2,605      EUR         2,000    03/16/05                  3
USD           2,625      EUR         2,000    03/16/05                (17)
USD           2,629      EUR         2,000    03/16/05                (21)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           2,647      EUR         2,000    03/16/05                (39)
USD           2,649      EUR         2,000    03/16/05                (41)
USD           2,660      EUR         2,000    03/16/05                (51)
USD           3,389      EUR         2,553    03/16/05                (59)
USD           4,042      EUR         3,050    03/16/05                (64)
USD          13,245      EUR        10,000    03/16/05               (204)
USD          31,255      EUR        23,600    03/16/05               (477)
USD              69      GBP            36    02/01/05                 --
USD             744      GBP           400    03/16/05                  8
USD           1,537      GBP           800    03/16/05                (34)
USD           1,882      GBP         1,000    03/16/05                 (3)
USD           1,904      GBP         1,000    03/16/05                (25)
USD           1,909      GBP         1,000    03/16/05                (31)
USD           1,911      GBP         1,000    03/16/05                (33)
USD           1,913      GBP         1,000    03/16/05                (34)
USD           1,919      GBP         1,000    03/16/05                (41)
USD           2,715      GBP         1,450    03/16/05                  9
USD           3,749      GBP         2,000    03/16/05                  7
USD           7,498      GBP         3,898    03/16/05               (176)
USD           8,583      GBP         4,465    03/16/05               (196)
USD          23,614      GBP        12,400    03/16/05               (324)
USD          28,357      GBP        14,891    03/16/05               (389)
USD              20      HKD           153    02/01/05                 --
USD              19      HKD           152    02/02/05                 --
USD              66      HKD           516    02/02/05                 --
USD              20      HKD           157    02/03/05                 --
USD             162      HKD         1,255    03/16/05                 (1)
USD             501      HKD         3,878    03/16/05                 (3)
USD               3      JPY           315    02/01/05                 --
USD              13      JPY         1,386    02/01/05                 --
USD              19      JPY         1,934    02/01/05                 --
USD              25      JPY         2,598    02/01/05                 --
USD             149      JPY        15,438    02/01/05                 --
USD               3      JPY           313    02/02/05                 --
USD              77      JPY         7,963    02/02/05                 --
USD               3      JPY           307    02/03/05                 --
USD               5      JPY           555    02/03/05                 --
USD              13      JPY         1,358    02/03/05                 --
USD              25      JPY         2,575    02/03/05                 --
USD             307      JPY        31,808    02/03/05                 --
USD             421      JPY        43,603    02/03/05                 --
USD             480      JPY        50,000    03/16/05                  4
USD             955      JPY       100,000    03/16/05                 13
USD             960      JPY       100,000    03/16/05                  8
USD             964      JPY       100,000    03/16/05                  4

           See accompanying notes which are an integral part of the schedules of investments.

                                               International Securities Fund  43

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             965      JPY       100,000    03/16/05                  4
USD           1,432      JPY       150,000    03/16/05                 20
USD           1,914      JPY       200,000    03/16/05                 22
USD           1,919      JPY       200,000    03/16/05                 17
USD           1,940      JPY       200,000    03/16/05                 (3)
USD          11,001      JPY     1,150,000    03/16/05                134
USD          17,758      JPY     1,810,140    03/16/05               (232)
USD          18,672      JPY     1,950,000    03/16/05                208
USD              --      NOK             1    03/16/05                 --
USD              19      NZD            26    02/01/05                 --
USD              33      NZD            47    02/02/05                 --
USD           2,176      NZD         3,114    03/16/05                 25
USD           3,008      NZD         4,273    03/16/05                 12
USD              37      SEK           259    02/01/05                 --
USD             332      SEK         2,317    02/01/05                 (1)
USD              60      SEK           418    02/02/05                 --
USD           2,830      SEK        19,516    03/16/05                (36)
USD           2,833      SEK        19,520    03/16/05                (38)
USD           4,238      SEK        29,274    03/16/05                (48)
USD           5,098      SEK        34,547    03/16/05               (152)
USD           1,055      SGD         1,722    03/16/05                 (2)
USD               2      THB            84    02/01/05                 --
USD               4      THB           157    02/01/05                 --
USD               2      THB            70    02/02/05                 --
USD               3      THB           128    02/02/05                 --
USD               2      THB            83    02/03/05                 --
USD               2      THB            89    02/03/05                 --
USD             103      TRY           136    02/02/05                 --
AUD             324      USD           251    02/02/05                 --
AUD           2,000      USD         1,493    03/16/05                (52)
AUD          12,540      USD         9,436    03/16/05               (250)
CHF              34      USD            29    02/01/05                 --
CHF              39      USD            33    02/01/05                 --
CHF              80      USD            68    02/01/05                 --
CHF             344      USD           290    02/01/05                  1
CHF              --      USD            --    02/02/05                 --
CHF             256      USD           216    02/02/05                 --
CHF              19      USD            16    02/03/05                 --
CHF              36      USD            30    02/03/05                 --
CHF             715      USD           609    02/17/05                  7
CHF           2,852      USD         2,508    03/01/05                106
CHF           1,544      USD         1,309    03/16/05                  7
CHF           6,085      USD         5,278    03/16/05                147
CHF             702      USD           620    04/07/05                 27
EUR              10      USD            13    02/01/05                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR              12      USD            15    02/01/05                 --
EUR              22      USD            28    02/01/05                 --
EUR              51      USD            67    02/01/05                 --
EUR              42      USD            54    02/02/05                 --
EUR              18      USD            23    02/03/05                 --
EUR             384      USD           501    02/03/05                 --
EUR           1,000      USD         1,323    03/16/05                 18
EUR           1,000      USD         1,329    03/16/05                 25
EUR           4,150      USD         5,495    03/16/05                 82
EUR          20,890      USD        27,666    03/16/05                422
EUR           1,119      USD         1,476    04/11/05                 16
EUR             661      USD           896    06/27/05                 31
GBP              17      USD            31    02/01/05                 --
GBP              20      USD            38    02/01/05                 --
GBP              23      USD            44    02/01/05                 --
GBP              57      USD           108    02/01/05                 --
GBP               9      USD            17    02/02/05                 --
GBP              10      USD            19    02/02/05                 --
GBP              10      USD            19    02/03/05                 --
GBP              13      USD            24    02/03/05                 --
GBP              25      USD            47    02/03/05                 --
GBP              29      USD            55    02/03/05                 --
GBP             200      USD           381    03/16/05                  5
GBP           1,000      USD         1,877    03/16/05                 (2)
GBP           1,000      USD         1,905    03/16/05                 27
GBP           1,186      USD         2,210    03/16/05                (16)
GBP           2,059      USD         3,841    03/16/05                (26)
GBP           8,236      USD        15,352    03/16/05               (116)
GBP          12,623      USD        23,624    04/29/05                (28)
HKD             142      USD            18    02/01/05                 --
HKD             171      USD            22    03/16/05                 --
IDR          25,922      USD             3    02/01/05                 --
JPY             469      USD             5    02/01/05                 --
JPY           3,860      USD            37    02/01/05                 --
JPY           5,503      USD            53    02/01/05                 --
JPY          12,989      USD           126    02/01/05                  1
JPY          23,206      USD           224    02/01/05                 --
JPY             386      USD             4    02/02/05                 --
JPY             460      USD             4    02/02/05                 --
JPY           4,119      USD            40    02/02/05                 --
JPY          14,962      USD           145    02/02/05                 --
JPY             468      USD             5    02/03/05                 --
JPY           1,312      USD            13    02/03/05                 --
JPY           1,499      USD            14    02/03/05                 --
JPY           5,455      USD            53    02/03/05                 --

See accompanying notes which are an integral part of the schedules of investments.

 44  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY          43,806      USD           423    02/03/05                 --
JPY          86,214      USD           845    03/01/05                 11
JPY          50,000      USD           491    03/16/05                  7
JPY         100,000      USD           979    03/16/05                 11
JPY         113,809      USD         1,089    03/16/05                (13)
JPY         182,075      USD         1,749    03/16/05                (14)
JPY         950,000      USD         9,092    03/16/05               (106)
JPY         147,814      USD         1,417    04/11/05                (17)
JPY         146,228      USD         1,436    04/20/05                 16
NOK             274      USD            43    02/01/05                 --
NOK             135      USD            21    02/03/05                 --
NOK               1      USD            --    03/16/05                 --
NZD           7,387      USD         5,119    03/16/05               (102)
SEK             183      USD            26    02/01/05                 --
SEK           1,377      USD           198    02/01/05                  1
SEK              99      USD            14    02/02/05                 --
SEK             241      USD            35    02/02/05                 --
SEK             642      USD            92    02/02/05                 --
SEK          23,436      USD         3,459    03/16/05                104
SEK          46,939      USD         6,925    03/16/05                206
SGD              35      USD            22    02/02/05                 --
SGD             986      USD           598    03/16/05                 (5)
THB          14,526      USD           377    02/01/05                 --
THB           5,913      USD           154    02/02/05                 --
THB          10,221      USD           265    02/03/05                 --
                                                           --------------

Total Unrealized Appreciation (Depreciation) on open
  foreign currency exchange contracts                              (1,258)
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                               International Securities Fund  45

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       5.8            118,138
Consumer Discretionary                                        9.6            193,062
Consumer Staples                                              6.3            127,648
Financial Services                                           24.5            494,489
Health Care                                                   6.4            129,958
Integrated Oils                                               7.0            141,176
Materials and Processing                                      9.7            195,900
Miscellaneous                                                 0.7             14,768
Other Energy                                                  0.7             14,683
Producer Durables                                             4.9             98,089
Technology                                                    2.5             51,100
Utilities                                                    11.9            239,547
Options                                                       0.2              4,257
Warrants & Rights                                             0.1              2,146
Short-Term Investments                                        9.0            180,594
Other Securities                                             21.4            432,898
                                                  ---------------    ---------------

Total Investments                                           120.7          2,438,453
Other Assets and Liabilities, Net                           (20.7)          (418,933)
                                                  ---------------    ---------------

Net Assets                                                  100.0          2,019,520
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1              2,448
Asia                                                          8.4            169,149
Europe                                                       42.1            850,562
Japan                                                        19.4            391,490
Latin America                                                 0.7             14,663
Middle East                                                   0.0                563
United Kingdom                                               18.0            363,980
Other                                                         1.4             27,849
Options                                                       0.2              4,257
Short-Term Investments                                        9.0            180,594
Other Securities                                             21.4            432,898
                                                  ---------------    ---------------

Total Investments                                           120.7          2,438,453
Other Assets and Liabilities, Net                           (20.7)          (418,933)
                                                  ---------------    ---------------

Net Assets                                                  100.0          2,019,520
                                                  ===============    ===============

See accompanying notes which are an integral part of the schedules of investments.

 46  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 86.8%
Argentina - 0.7%
Acindar Industria Argentina de Aceros SA (AE)         205,000             403
Central Costanera SA Class T (AE)                     323,041             468
Grupo Financiero Galicia SA - ADR                     473,572           4,046
IRSA Inversiones y Representaciones SA (AE)                 6              --
                                                                 ------------
                                                                        4,917
                                                                 ------------

Brazil - 7.3%
Banco do Brasil SA                                     94,000           1,113
Brasil Telecom
   Participacoes SA - ADR                              40,600           1,306
Braskem SA - ADR                                       78,500           3,481
Centrais Eletricas Brasileiras SA                   2,083,200              27
Cia de Bebidas das
   Americas - ADR (N)                                  46,600           1,191
Cia de Concessoes Rodoviarias                          38,200             770
Cia de Saneamento Basico do Estado de Sao Paulo    27,260,000           1,444
Cia Energetica de Minas Gerais - ADR                   72,800           1,604
Cia Siderurgica Nacional SA                           346,673           6,963
Cia Vale do Rio Doce                                   61,300           1,861
Cia Vale do Rio Doce - ADR                            237,800           6,253
Gerdau SA - ADR (N)                                   117,200           1,987
Grendene SA (AE)                                        9,600             108
Natura Cosmeticos SA                                  181,363           4,442
Petroleo Brasileiro SA                                 74,900           3,029
Petroleo Brasileiro SA - ADR                          217,000           8,318
Souza Cruz SA                                          13,200             155
Tele Norte Leste Participacoes SA                      49,692             863
Tele Norte Leste Participacoes
   SA - ADR (N)                                        40,300             580
Telesp Celular Participacoes
   SA - ADR (AE)(N)                                    83,101             513
Uniao de Bancos Brasileiros SA                        149,300             912
Uniao de Bancos Brasileiros SA - GDR                   82,000           2,494
Votorantim Celulose e Papel
   SA - ADR (N)                                        62,250             903
                                                                 ------------
                                                                       50,317
                                                                 ------------

Canada - 0.2%
PetroKazakhstan, Inc. Class A                          36,465           1,312
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Chile - 0.2%
Coca-Cola Embonor SA - ADR (AE)                       107,000             735
Embotelladora Andina SA Class B (N)                    54,400             693
                                                                 ------------
                                                                        1,428
                                                                 ------------

China - 1.5%
Aluminum Corp. of China, Ltd. Class H                 782,000             429
China Petroleum &
   Chemical Corp. Class H                           5,176,000           2,057
China Telecom Corp., Ltd. Class H                   2,154,000             801
Datang International Power Generation Co., Ltd.
   Class H                                            114,000              81
Fujian Zijin Mining Group
   Co., Ltd. Class H                                  340,000             149
Huadian Power International Co. Class H             2,886,000             851
Jiangsu Express Class H                             1,579,400             704
Jiangxi Copper Co., Ltd. Class H (AE)                 280,000             150
Ping An Insurance Group Co. of China, Ltd. Class
   H (AE)                                             809,500           1,344
Shanghai Forte Land Co. Class H                     1,282,000             419
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,689,000             982
Sinopec Yizheng Chemical
   Fibre Co., Ltd. Class H                            628,000             115
Sinotrans, Ltd. Class H                             2,204,900             721
Travelsky Technology, Ltd. Class H                    296,100             235
Yanzhou Coal Mining Co., Ltd. Class H                 615,000             871
ZTE Corp. Class H (AE)                                190,600             615
                                                                 ------------
                                                                       10,524
                                                                 ------------

Colombia - 0.1%
BanColombia SA - ADR                                   30,400             417
Cementos Argos SA                                      26,400             234
Inversiones Nacionales de Chocolates SA                54,121             195
                                                                 ------------
                                                                          846
                                                                 ------------

Croatia - 0.2%
Pliva DD - GDR                                        100,700           1,245
                                                                 ------------

Czech Republic - 0.4%
Cesky Telecom AS                                       12,412             225
Komercni Banka AS                                      13,174           1,953
Philip Morris CR                                          742             592
                                                                 ------------
                                                                        2,770
                                                                 ------------

                                                       Emerging Markets Fund  47

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ecuador - 0.4%
La Cemento Nacional Ecuador - GDR (p)                  10,500             341
La Cemento Nacional Ecuador - GDR                      72,000           2,301
                                                                 ------------
                                                                        2,642
                                                                 ------------

Egypt - 1.8%
Commercial International Bank                         184,393           1,477
Commercial International Bank - GDR                    15,600             125
Egyptian Co. for Mobile Services Class V              134,602           3,879
Orascom Construction Industries                       234,028           3,983
Orascom Telecom Holding SAE (AE)                       19,170           1,229
Orascom Telecom Holding
   SAE - GDR (AE)                                      13,300             424
Sun International, Ltd.                                51,100             580
Vodafone Egypt Telecommunications SAE                  52,495             638
                                                                 ------------
                                                                       12,335
                                                                 ------------

Estonia - 0.1%
Hansabank, Ltd.                                        54,300             708
                                                                 ------------

Hong Kong - 2.9%
China Insurance International Holdings Co., Ltd.    1,274,000             531
China Mobile Hong Kong, Ltd.                          673,000           2,110
China Netcom Group Corp. Hong Kong, Ltd. (AE)         917,500           1,317
China Overseas Land & Investment, Ltd.             16,380,000           4,095
China Resources Enterprise                            578,000             849
China Resources Power Holdings Co.                  2,444,000           1,183
Citic Pacific, Ltd.                                   280,000             784
CNOOC, Ltd.                                         3,897,000           2,061
COSCO Pacific, Ltd.                                 2,078,000           4,329
Kingboard Chemicals Holdings, Ltd.                    194,000             430
Luen Thai Holdings, Ltd. (AE)                         910,000             467
Panva Gas Holdings, Ltd. (AE)                       1,088,000             485
Shanghai Industrial Holdings, Ltd.                     59,000             130
Silver Grant International                            842,000             418
Tom Group, Ltd. (AE)                                2,150,000             372
                                                                 ------------
                                                                       19,561
                                                                 ------------

Hungary - 1.9%
Matav Magyar Tavkozlesi Rt                            281,697           1,308
Matav Magyar Tavkozlesi Rt. - ADR (N)                  14,200             330

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mol Magyar Olaj - es Gazipari Rt                       79,741           5,325
Mol Magyar Olaj - es Gazipari Rt. - GDR                44,900           2,999
OTP Bank Rt                                            96,331           3,117
                                                                 ------------
                                                                       13,079
                                                                 ------------

India - 5.3%
Arvind Mills, Ltd. (AE)                               374,200           1,047
Ballarpur Industries, Ltd.                            121,800             241
Bank of Baroda                                        220,000           1,034
Bharti Televentures (AE)                              193,000           1,019
GAIL India, Ltd. - GDR                                 54,700           1,731
Genesis Indian Investment Co. (AE)                    665,719          15,052
HDFC Bank, Ltd. -ADR (N)                               23,200           1,032
I-Flex Solutions, Ltd.                                 48,600             684
ICICI Bank, Ltd. - ADR                                199,800           3,930
ITC, Ltd.                                              25,350             791
Kotak Mahindra Bank, Ltd.                             121,000             798
Larsen & Toubro, Ltd.                                  25,397             585
LIC Housing Finance (AE)                              107,498             519
National Thermal Power Corp., Ltd. (AE)               543,300           1,076
Petronet LNG, Ltd. (AE)                               804,000             816
Power Trading Corp. of India, Ltd.                    276,519             340
State Bank of India, Ltd. - GDR                        36,780           1,370
Tata TEA, Ltd.                                         56,600             633
UTI Bank, Ltd. (AE)                                   182,800             864
Videsh Sanchar Nigam, Ltd. - ADR (N)                  110,100           1,160
ZEE Telefilms, Ltd.                                   380,800           1,352
                                                                 ------------
                                                                       36,074
                                                                 ------------

Indonesia - 3.5%
Astra International Tbk PT                          3,376,000           3,702
Bank Central Asia Tbk PT                            7,423,000           2,329
Bank Mandiri Persero Tbk PT                        16,691,276           3,533
Bank Rakyat Indonesia                              13,415,360           4,025
Bumi Resources Tbk PT (AE)                          4,019,500             403
Gudang Garam Tbk PT                                    91,000             167
Indonesian Satellite Corp. Tbk PT                   2,414,500           1,502
Ramayana Lestari Sentosa Tbk PT                     6,547,500             543
Telekomunikasi Indonesia Tbk PT                    15,253,490           7,989
                                                                 ------------
                                                                       24,193
                                                                 ------------

Israel - 2.4%
Bank Hapoalim, Ltd.                                 1,287,400           4,647
Bank Leumi Le-Israel BM                             1,579,100           4,875
Check Point Software Technologies (AE)                 80,800           1,962
Lipman Electronic Engineering, Ltd. (N)                 7,100             208

 48  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Makhteshim-Agan Industries, Ltd. Class S              327,600           1,764
Partner Communications - ADR (AE)                     102,830             852
Teva Pharmaceutical Industries,
   Ltd. - ADR                                          71,000           2,028
                                                                 ------------
                                                                       16,336
                                                                 ------------

Luxembourg - 0.3%
Quilmes Industrial SA                                 392,600             302
Quilmes Industrial SA - ADR                             8,627             148
Tenaris SA                                            157,531             766
Tenaris SA - ADR                                       16,000             776
                                                                 ------------
                                                                        1,992
                                                                 ------------
Malaysia - 1.9%
Astro All Asia Networks PLC (AE)                      890,700           1,289
Berjaya Sports Toto BHD                               512,500             545
British American Tobacco Malaysia BHD                  66,000             825
CIMB BHD                                              404,500             607
Hong Leong Bank BHD                                   371,800             538
IJM Corp. BHD                                         357,200             459
IOI Corp. BHD                                         245,400             601
Magnum Corp. BHD                                    2,164,800           1,310
Malakoff BHD                                        1,013,000           1,999
Malayan Banking BHD                                   118,000             382
Malaysian Industrial Development Finance              902,500             340
MK Land Holdings BHD                                1,675,200             802
OYL Industries BHD                                    122,200           1,158
Public Bank BHD                                       108,381             217
Sime Darby BHD                                        251,800             424
Symphony House BHD (AE)                               816,900             174
TAN Chong Motor Holdings BHD                          908,000             430
Tenaga Nasional BHD                                   195,000             549
                                                                 ------------
                                                                       12,649
                                                                 ------------

Mexico - 7.8%
Alfa SA de CV Class A                                 591,800           3,043
America Movil SA de CV
   Series L - ADR                                     142,500           7,531
America Movil SA de CV                                189,300             501
Cemex SA de CV                                      1,339,682           9,441
Cemex SA de CV - ADR                                   26,749           1,002
Consorcio ARA SA de CV (AE)                           127,600             465
Corp GEO SA de CV (AE)                                357,000             858
Fomento Economico Mexicano SA de CV                   315,800           1,696
Fomento Economico Mexicano
   SA de CV - ADR                                      70,600           3,783

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Grupo Aeroportuario del Sureste
   SA de CV - ADR                                      16,600             442
Grupo Carso SA de CV                                   66,424             372
Grupo Financiero
   Banorte SA de CV Class O                           632,700           4,070
Grupo Mexico SA de CV                               1,378,462           6,934
Grupo Modelo SA                                       824,800           2,226
Grupo Televisa SA                                     375,000           1,105
Grupo Televisa SA - ADR                                22,173           1,304
Organizacion Soriana SA de CV Class B                 250,500             886
Telefonos de Mexico SA de CV                           81,700             152
Telefonos de Mexico SA de CV - ADR                     92,554           3,443
Urbi Desarrollos Urbanos SA de CV (AE)                125,600             680
Wal-Mart de Mexico SA de CV                         1,000,558           3,455
                                                                 ------------
                                                                       53,389
                                                                 ------------

Pakistan - 1.8%
Engro Chemical Pakistan, Ltd.                       1,071,300           2,203
Fauji Fertilizer Co., Ltd.                            825,754           2,105
HUB Power Co.                                       1,220,092             654
ICI Pakistan, Ltd.                                  1,114,900           1,728
Muslim Commercial Bank                                353,839             391
National Bank Of Pakistan                             149,300             241
Pakistan State Oil Co., Ltd.                          183,600             961
Pakistan Telecommunication Co., Ltd.                3,800,936           3,896
SUI Northern Gas Pipeline                             296,880             279
                                                                 ------------
                                                                       12,458
                                                                 ------------

Philippines - 0.4%
Ayala Land, Inc.                                    2,200,800             364
Globe Telecom, Inc.                                    13,900             233
Philippine Long Distance Telephone (AE)                83,800           2,168
SM Prime Holdings                                   1,500,000             234
                                                                 ------------
                                                                        2,999
                                                                 ------------

Russia - 1.7%
LUKOIL - ADR                                           52,440           6,517
MMC Norilsk Nickel - ADR                               16,191             928
Mobile TeleSytems - ADR (N)                            64,400           2,317
OAO Gazprom - ADR                                      13,600             466
Rostelecom - ADR (N)                                    8,200              90
Tatneft - ADR (N)                                       4,300             136
Vimpel-Communications - ADR (AE)                       43,500           1,446
                                                                 ------------
                                                                       11,900
                                                                 ------------

South Africa - 12.1%
ABSA Group, Ltd.                                      466,252           5,944
Aeci, Ltd.                                            236,900           1,621

                                                       Emerging Markets Fund  49

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
African Bank Investments, Ltd.                        402,800           1,129
Alexander Forbes, Ltd.                                300,000             561
AngloGold Ashanti, Ltd.                                15,500             506
AngloGold Ashanti, Ltd. - ADR (N)                      41,934           1,377
AVI, Ltd.                                             263,900           1,048
Barloworld, Ltd.                                      219,567           3,801
Bidvest Group, Ltd.                                    62,437             834
Edgars Consolidated Stores, Ltd.                      120,947           6,045
FirstRand, Ltd.                                     2,162,755           4,926
Foschini, Ltd.                                         62,628             388
Impala Platinum Holdings, Ltd.                         10,830             903
Imperial Holdings, Ltd.                               158,740           2,679
Investec, Ltd.                                         19,400             561
JD Group, Ltd.                                         84,191             910
Liberty Group, Ltd. (AE)                               40,884             444
Massmart Holdings, Ltd.                                87,200             608
MTN Group, Ltd.                                     1,562,000          11,727
Murray & Roberts Holdings, Ltd.                       455,000           1,101
Nampak, Ltd.                                          142,996             365
Naspers, Ltd. Class N                                 318,100           3,973
Network Healthcare Holdings, Ltd.                     760,000             653
Pick'n Pay Stores, Ltd.                               150,000             598
Reunert, Ltd.                                          35,300             206
Sanlam, Ltd.                                        2,666,827           5,612
Sappi, Ltd.                                            48,000             611
Sasol, Ltd.                                           188,800           3,797
Standard Bank Group, Ltd.                           1,105,129          11,952
Steinhoff International Holdings, Ltd.                799,200           1,767
Telkom SA, Ltd.                                       125,179           2,268
Tiger Brands, Ltd.                                     53,239             853
Truworths International, Ltd.                         600,200           1,703
VenFin, Ltd.                                          291,200           1,214
                                                                 ------------
                                                                       82,685
                                                                 ------------

South Korea - 15.7%
Amorepacific Corp.                                      8,871           1,929
Cheil Communications, Inc.                              3,320             497
CJ Internet Corp.                                      24,177             259
Daelim Industrial Co.                                  29,890           1,609
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd. (AE)                                           30,190             543
Hanaro Telecom, Inc. (AE)                             149,374             522
Hankook Tire Co., Ltd.                                190,597           2,202
Hanwha Chem Corp.                                     153,190           1,636
Hite Brewery Co., Ltd.                                 17,960           1,511
Honam Petrochemical Corp. (AE)                          6,000             278
Hyundai Department Store Co., Ltd.                      9,470             349
Hyundai Development Co. (AE)                           40,000             716

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hyundai Mobis                                          73,300           5,010
Hyundai Motor Co.                                      69,660           3,953
Hyundai Motor Co. - GDR (p)                            13,900             394
Industrial Bank of Korea (AE)                         248,000           2,005
Industrial Bank Of Korea - GDR                         21,540             174
INI Steel Co. (AE)                                    149,920           1,856
Kangwon Land, Inc.                                      2,697              34
Kookmin Bank                                          138,656           5,949
Kookmin Bank - ADR (N)                                  4,200             180
Korea Electric Power Corp.                            215,940           5,853
Korea Electric Power Corp. - ADR (N)                   83,040           1,125
KT Corp.                                               50,700           2,064
KT Corp. - ADR                                         19,700             427
KT Freetel Co., Ltd.                                   46,700           1,024
KT&G Corp.                                            143,310           4,402
KT&G Corp. - GDR (p)                                   53,100             815
Kumgang Korea Chemical Co., Ltd.                        7,310           1,087
LG Chem, Ltd.                                           6,830             258
LG Electronics, Inc.                                   20,020           1,378
LG Engineering & Construction Corp.                     6,870             192
LG Household & Health Care, Ltd.                        6,700             195
LG Petrochemical Co., Ltd. (AE)                         7,520             185
Lotte Chilsung Beverage Co., Ltd.                         950             834
NCSoft Corp. (AE)                                      10,424             763
NHN Corp. (AE)                                          3,720             313
Nong Shim Co., Ltd.                                     7,333           1,734
POSCO                                                  61,199          11,129
POSCO - ADR                                            14,200             646
S-Oil Corp. Class N                                    68,090           4,382
S1 Corp.                                               45,781           1,741
Samsung Electronics - GDR                               2,300             552
Samsung Electronics Co., Ltd.                          28,989          13,991
Samsung Electronics Co., Ltd. - GDR (p)                10,059           1,569
Samsung Fire & Marine
   Insurance Co., Ltd.                                 29,150           2,274
Samsung Securities Co., Ltd.                           16,130             428
Shinhan Financial Group Co., Ltd.                     334,960           8,410
Shinsegae Co., Ltd.                                     4,410           1,238
SK Corp.                                               56,740           3,015
SK Telecom Co., Ltd.                                   11,720           2,045
SK Telecom Co., Ltd. - ADR (N)                         14,700             285
Tae Young Corp.                                        11,339             470
Woori Finance Holdings Co., Ltd. (AE)                  81,890             739
                                                                 ------------
                                                                      107,169
                                                                 ------------

 50  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Taiwan - 6.7%
Advantech Co., Ltd.                                   418,126             964
AU Optronics Corp. - ADR (N)                            7,500             114
Basso Industry Corp.                                  250,800             555
Cathay Financial Holding Co., Ltd.                    906,000           1,776
Cheng Shin Rubber Industry Co., Ltd.                  319,048             386
China Steel Corp.                                   1,278,150           1,428
China Steel Corp. - GDR                                47,610           1,065
Chinatrust Financial Holding Co.                    1,372,455           1,537
Chunghwa Telecom Co., Ltd.                            720,000           1,446
Chunghwa Telecom Co., Ltd. - ADR                       54,700           1,100
CMC Magnetics Corp.                                 3,750,000           1,665
Compal Electronics, Inc.                            4,112,453           3,871
Compal Electronics, Inc. - GDR                         31,219             147
E.Sun Financial Holding Co., Ltd.                   1,283,000           1,022
E.Sun Financial Holding Co.,
   Ltd. - GDR (AE)(p)                                   6,000             120
Far Eastern Department Stores Co., Ltd.               655,000             360
Far Eastern Textile Co., Ltd.                       1,052,442             759
Far EasTone Telecommunications Co., Ltd.              935,000           1,071
Far EasTone Telecommunications Co., Ltd. - GDR
   (p)                                                 11,000             189
Faraday Technology Corp.                              228,647             412
Formosa Petrochemical Corp.                           271,000             506
Gigabyte Technology Co., Ltd.                       1,036,875           1,087
HON HAI Precision Industry                          1,800,963           7,910
Phoenixtec Power Co., Ltd.                            565,629             655
Polaris Securities Co., Ltd.                          637,000             320
Quanta Computer, Inc.                                 888,801           1,478
Ritek Corp.                                         1,933,161             640
Taishin Financial Holdings Co., Ltd.                1,389,921           1,251
Taiwan Cellular Corp.                               2,530,520           2,620
Taiwan Semiconductor Manufacturing Co., Ltd.        4,735,969           7,726
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                 31,700             259
United Microelectronics Corp. - ADR (AE)               64,700             206
Vanguard International Semiconductor Corp. (AE)       627,000             452
Via Technologies, Inc. (AE)                           543,000             274
Yuanta Core Pacific Securities Co.                    459,622             337
                                                                 ------------
                                                                       45,708
                                                                 ------------

Thailand - 3.1%
Advanced Info Service PCL                             834,200           2,294
Airports of Thailand PCL                            1,072,600           1,356
Bangkok Bank PCL                                      341,900             949
Bank of Ayudhya PCL (AE)                            6,588,900           2,325

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Banpu PCL                                             314,400           1,362
CP Seven Eleven PCL                                   205,200             303
Kasikornbank PCL                                      634,600             905
Kiatnakin Finance PCL                                 681,400             628
Land and Houses PCL                                 2,842,700             730
National Petrochemical PCL                            517,000           1,448
PTT Exploration & Production PCL                      310,700           2,321
PTT PCL                                               424,000           1,947
Ratchaburi Electricity Generating Holding PCL         522,100             542
Shin Corp. PCL                                      1,452,400           1,639
Siam Commercial Bank PCL                              508,000             656
True Corp. PCL (AE)                                 5,939,900           1,587
                                                                 ------------
                                                                       20,992
                                                                 ------------

Turkey - 3.8%
Akbank TAS                                          1,024,931           6,408
Akcansa Cimento AS                                     65,996             262
Anadolu Efes Biracilik ve Malt
   Sanayii AS                                         126,730           2,562
Arcelik (AE)                                           87,000             563
Cimsa Cimento Sanayi ve Tica                           98,181             393
Denizbank AS(AE)                                      304,406             912
Dogan Yayin Holding (AE)                              294,307             807
Dogus Otomotiv Servis ve Ticaret AS (AE)               20,000              66
Eregli Demir ve Celik Fabrikalari TAS                 397,841           1,936
Finansbank (AE)                                       454,500           1,021
Ford Otomotiv Sanayi AS                               267,000           2,279
Hurriyet Gazetecilik AS                               442,000           1,145
Migros Turk TAS                                       219,555           1,710
Trakya Cam Sanayi AS                                  197,266             606
Tupras Turkiye Petrol Rafine                          175,673           2,105
Turkcell Iletisim Hizmet AS                            82,600             606
Turkcell Iletisim Hizmet AS - ADR (N)                   7,077             130
Turkiye Garanti Bankasi AS (AE)                       221,000             885
Turkiye Is Bankasi                                    271,000           1,593
                                                                 ------------
                                                                       25,989
                                                                 ------------

United Kingdom - 2.5%
Anglo American PLC                                    182,345           4,199
Antofagasta PLC                                        40,436             929
Genesis Smaller Companies                             236,384           8,652
Old Mutual PLC                                      1,099,546           2,614
SABMiller PLC                                          54,300             831
                                                                 ------------
                                                                       17,225
                                                                 ------------

                                                       Emerging Markets Fund  51

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              34
                                                                 ------------
Zimbabwe - 0.1%
Delta Corp., Ltd.                                   1,101,300             555
OK Zimbabwe                                         6,402,949              86
                                                                 ------------
                                                                          641
                                                                 ------------
TOTAL COMMON STOCKS
(cost $425,566)                                                       594,117
                                                                 ------------
PREFERRED STOCKS - 6.7%
Brazil - 6.1%
All America Latina Logistica SA                       118,089           3,155
Aracruz Celulose SA                                   184,400             647
Banco Bradesco SA                                      72,100           1,791
Banco Itau Holding Financeira SA                       24,941           3,729
Braskem SA                                         68,450,000           3,046
Caemi Mineracao e Metalurgica SA                    1,857,600           1,716
Cia de Tecidos do Norte de Minas - Coteminas        5,402,440             564
Cia Energetica de Minas Gerais                     24,039,000             533
Cia Siderurgica de Tubarao                         38,700,000           2,114
Cia Vale do Rio Doce                                  247,700           6,271
Empresa Brasileira de Aeronautica SA (AE)             237,800           1,892
Gerdau SA                                              28,100             478
Klabin SA                                             389,000             735
Petroleo Brasileiro SA                                232,600           8,319
Suzano Bahia Sul Papel e Celulose SA                  230,000           1,084
Usinas Siderurgicas de Minas Gerais SA                147,700           3,029
Votorantim Celulose e Papel SA                        167,835           2,445
                                                                 ------------
                                                                       41,548
                                                                 ------------

Colombia - 0.0%
BanColombia SA                                          7,200              25
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

South Korea - 0.6%
Hyundai Motor Co. (AE)                                 46,150           1,509
Samsung Electronics Co., Ltd.                           7,656           2,389
                                                                 ------------
                                                                        3,898
                                                                 ------------
TOTAL PREFERRED STOCKS
(cost $30,103)                                                         45,471
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.4%
(Number of Contracts)
Brazil - 0.0%
Bovespa Index Futures
   Feb 2005 25,930.00 (BRL) Call (170)                  5,069              59
                                                                 ------------

South Korea - 0.4%
KOSPI 200 Index
   Mar 2005 93.50 (KRW) Call (161)                    686,185           2,959
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2,104)                                                           3,018
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------
WARRANTS & RIGHTS - 0.0%
Malaysia - 0.0%
Symphony House BHD 2009 Warrants (AE)                 137,280               9
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $0)                                                                   9
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.3%
United States - 5.3%
Frank Russell Investment Company
   Money Market Fund                               33,414,000          33,414
United States Treasury Bill
   2.239% due 03/17/05 (c)(z)(sec.)                     3,200           3,191
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $36,605)                                                         36,605
                                                                 ------------

 52  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 1.6%
Frank Russell Investment Company
   Money Market Fund (X)                            4,636,359           4,636
State Street Securities Lending Quality Trust
   (X)                                              6,412,649           6,413
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $11,049)                                                         11,049
                                                                 ------------

TOTAL INVESTMENTS - 100.8%
(identified cost $505,427)                                            690,269

OTHER ASSETS AND LIABILITIES,
NET - (0.8%)                                                           (5,550)
                                                                 ------------

NET ASSETS - 100.0%                                                   684,719
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Emerging Markets Fund  53

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 02/05 (49)                               4,305                 27

JSE-40 Index (South Africa)
   expiration date 03/05 (330)                              6,406                580

MSCI Taiwan Index
   expiration date 02/05 (348)                              8,717                244
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        851
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Brazil
Bovespa Index Futures
   Feb 2005 25,930.00 (BRL) Put (170)                       5,069               (342)

South Korea
Kospi 200 Index Futures
   Mar 2005 93.50 (KRW) Put (161)                           7,339               (785)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $828)                                                   (1,127)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 54  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              --      BRL            --    02/01/05                 --
USD              42      BRL           112    02/01/05                  1
USD             440      BRL         1,155    02/01/05                  3
USD              11      BRL            28    02/02/05                 --
USD              44      BRL           114    02/02/05                 --
USD             361      BRL         1,000    03/16/05                 16
USD             839      BRL         2,400    03/16/05                 67
USD           1,220      BRL         3,500    03/16/05                101
USD           1,951      BRL         5,600    03/16/05                163
USD             851      CZK        19,698    02/01/05                  1
USD             136      EUR           104    02/01/05                 --
USD               4      EUR             3    02/02/05                 --
USD              25      IDR       226,975    02/01/05                 --
USD              87      IDR       790,871    02/01/05                 --
USD             188      IDR     1,715,043    02/01/05                 (1)
USD             222      IDR     2,025,650    02/01/05                 (1)
USD             266      IDR     2,422,588    02/01/05                 (1)
USD             144      IDR     1,315,288    02/02/05                 (1)
USD             315      IDR     2,877,496    02/02/05                 (1)
USD           1,971      KRW     2,100,000    03/16/05                 75
USD           2,341      KRW     2,500,000    03/16/05                 94
USD           7,884      KRW     8,400,000    03/16/05                298
USD           2,207      MXN        24,820    02/01/05                 10
USD             424      MXN         4,760    02/02/05                  1
USD              19      MYR            74    02/02/05                 --
USD              24      MYR            92    02/02/05                 --
USD              13      MYR            50    02/03/05                 --
USD              16      PHP           870    02/01/05                 --
USD              16      PHP           871    02/02/05                 --
USD              25      PHP         1,382    02/02/05                 --
USD             422      TRY           564    02/01/05                 --
USD              56      TRY            75    02/02/05                 --
USD           2,211      ZAR        13,000    03/16/05                (55)
USD           4,077      ZAR        24,000    03/16/05                (96)
BRL              52      USD            19    02/01/05                 --
BRL             135      USD            51    02/01/05                 (1)
GBP              35      USD            65    02/01/05                 --
HKD              90      USD            12    02/02/05                 --
HUF           4,481      USD            24    02/01/05                 --
HUF          17,150      USD            91    02/01/05                 --
KRW       4,500,000      USD         4,341    03/16/05                (42)
MXN             224      USD            20    02/01/05                 --
MYR              78      USD            21    02/02/05                 --
ZAR             880      USD           147    02/01/05                 --
ZAR           1,061      USD           178    02/02/05                  1

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
ZAR             381      USD            64    02/07/05                 --
ZAR           2,000      USD           340    03/16/05                  8
                                                           --------------

Total Unrealized Appreciation (Depreciation) On Open
  Foreign Currency Exchange Contracts                                 640
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Emerging Markets Fund  55

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       3.4             23,197
Consumer Discretionary                                        7.0             47,874
Consumer Staples                                              4.6             31,663
Financial Services                                           23.4            159,773
Health Care                                                   0.6              3,927
Integrated Oils                                               6.2             42,443
Materials and Processing                                     19.2            131,552
Miscellaneous                                                 2.2             15,103
Options                                                       0.4              3,018
Other Energy                                                  2.9             19,766
Producer Durables                                             3.7             25,212
Technology                                                    4.8             32,772
Utilities                                                    15.5            106,306
Warrants & Rights                                              --                  9
Short-Term Investments                                        5.3             36,605
Other Securities                                              1.6             11,049
                                                  ---------------    ---------------

Total Investments                                           100.8            690,269
Other Assets and Liabilities, Net                            (0.8)            (5,550)
                                                  ---------------    ---------------

Net Assets                                                  100.0            684,719
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                       12.2             83,325
Asia                                                         43.3            296,235
Europe                                                        8.4             57,684
Latin America                                                22.7            155,145
Middle East                                                   4.2             28,671
United Kingdom                                                2.5             17,225
Other                                                         0.2              1,312
Options                                                       0.4              3,018
Short-Term Investments                                        5.3             36,605
Other Securities                                              1.6             11,049
                                                  ---------------    ---------------

Total Investments                                           100.8            690,269
Other Assets and Liabilities, Net                            (0.8)            (5,550)
                                                  ---------------    ---------------

Net Assets                                                  100.0            684,719
                                                  ===============    ===============

See accompanying notes which are an integral part of the schedules of investments.

 56  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.9%
Apartment - 16.2%
Apartment Investment & Management Co. Class A
   (o)(N)                                             598,975          21,503
Archstone-Smith Trust (o)(N)                          753,105          25,831
AvalonBay Communities, Inc. (o)                       755,900          50,585
BRE Properties Class A (o)(N)                         371,100          13,645
Camden Property Trust (o)                             166,600           7,549
Equity Residential (o)                              1,885,600          59,472
Essex Property Trust, Inc. (o)                        131,400           9,454
Home Properties, Inc. (o)                             191,400           7,733
Summit Properties, Inc. (o)(N)                         60,000           1,827
United Dominion Realty Trust, Inc. (o)(N)             497,500          11,054
                                                                 ------------
                                                                      208,653
                                                                 ------------

Diversified - 4.8%
iStar Financial, Inc. (o)                             107,500           4,499
Spirit Finance Corp. (AE)(o)(N)                        55,800             664
Vornado Realty Trust (o)                              821,575          56,804
                                                                 ------------
                                                                       61,967
                                                                 ------------

Free Standing Retail - 0.1%
Realty Income Corp. (o)(N)                             80,400           1,874
                                                                 ------------

Health Care - 2.7%
Health Care REIT, Inc. (o)(N)                          56,400           1,889
Healthcare Realty Trust, Inc. (o)(N)                  169,000           6,163
LTC Properties, Inc. (o)                              128,800           2,509
National Health Investors, Inc. (o)(N)                153,150           3,918
Omega Healthcare Investors, Inc. (o)                  421,878           4,734
Senior Housing Properties Trust (o)(N)                107,300           1,776
Ventas, Inc. (o)                                      521,950          13,362
                                                                 ------------
                                                                       34,351
                                                                 ------------

Industrial - 8.9%
AMB Property Corp. (o)                                240,000           8,935
Catellus Development Corp. (o)                        990,171          26,556
Centerpoint Properties Trust (o)                      264,300          11,220
Eastgroup Properties (o)                              179,300           6,489
First Potomac Realty Trust (o)(N)                      52,500           1,126
Prologis (o)                                        1,598,600          60,971
                                                                 ------------
                                                                      115,297
                                                                 ------------

Lodging/Resorts - 11.5%
Fairmont Hotels & Resorts, Inc. (N)                    68,300           2,133
Great Wolf Resorts, Inc. (AE)                          39,400             826
Hilton Hotels Corp.                                 1,761,500          39,193

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hospitality Properties Trust (o)(N)                    62,000           2,644
Host Marriott Corp. (o)(N)                          2,794,100          44,706
Innkeepers USA Trust (o)(N)                           122,700           1,657
La Quinta Corp. (AE)(N)                               698,500           6,070
LaSalle Hotel Properties (o)                          242,120           7,346
Starwood Hotels & Resorts Worldwide, Inc.             742,183          42,965
Strategic Hotel Capital, Inc. (o)                     106,300           1,634
                                                                 ------------
                                                                      149,174
                                                                 ------------

Manufactured Homes - 0.1%
Sun Communities, Inc. (o)(N)                           38,000           1,410
                                                                 ------------

Mixed Industrial/Office - 3.0%
Duke Realty Corp. (o)                                 289,100           8,991
Liberty Property Trust (o)                            665,800          25,999
PS Business Parks, Inc. (o)(N)                         90,000           3,798
                                                                 ------------
                                                                       38,788
                                                                 ------------

Office - 17.1%
Alexandria Real Estate Equities, Inc. (o)(N)          149,800           9,971
American Financial Realty Trust (o)(N)              1,073,400          16,155
Arden Realty, Inc. (o)                                320,300          10,801
BioMed Realty Trust, Inc. (o)                         271,950           5,425
Boston Properties, Inc. (o)                           751,300          43,410
Brandywine Realty Trust (o)(N)                        112,800           3,125
Brookfield Properties Co.                             769,600          28,090
CarrAmerica Realty Corp. (o)                          161,100           4,889
Corporate Office Properties Trust (o)                  83,000           2,136
CRT Properties, Inc. (o)                              211,400           4,854
Equity Office Properties Trust (o)                    352,000           9,849
Glenborough Realty Trust, Inc. (o)                    181,900           3,503
Highwoods Properties, Inc. (o)                        559,400          13,705
Kilroy Realty Corp. (o)(N)                            276,900          10,821
Mack-Cali Realty Corp. (o)(N)                         620,281          26,039
Prentiss Properties Trust (o)                         173,000           6,199
SL Green Realty Corp. (o)                             252,800          13,457
Trizec Properties, Inc. (o)                           478,400           8,472
                                                                 ------------
                                                                      220,901
                                                                 ------------

Regional Malls - 15.3%
General Growth Properties, Inc. (o)                 1,122,700          35,668
Macerich Co. (The) (o)                                405,500          23,198
Mills Corp. (The) (o)                                 373,275          20,877
Pennsylvania Real Estate Investment Trust (o)(N)      294,971          11,805

                                                 Real Estate Securities Fund  57

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Simon Property Group, Inc. (o)(N)                   1,657,500          98,290
Taubman Centers, Inc. (o)                             281,000           7,590
                                                                 ------------
                                                                      197,428
                                                                 ------------

Self Storage - 2.4%
Extra Space Storage, Inc. (o)(N)                       78,900           1,023
Public Storage, Inc. (o)                              444,500          23,341
Shurgard Storage Centers, Inc. Class A (o)(N)         147,900           6,049
                                                                 ------------
                                                                       30,413
                                                                 ------------

Shopping Centers - 11.7%
Developers Diversified Realty Corp. (o)(N)            797,500          31,701
Federal Realty Investors Trust (o)                    479,000          22,599
Inland Real Estate Corp. (o)                          511,100           7,753
Kimco Realty Corp. (o)                                146,500           7,762
Kite Realty Group Trust (o)(N)                        256,500           3,848
Pan Pacific Retail Properties, Inc. (o)               518,025          29,988
Regency Centers Corp. (o)                             819,700          40,493
Tanger Factory Outlet Centers (o)                     273,300           6,450
                                                                 ------------
                                                                      150,594
                                                                 ------------

Specialty - 2.1%
Capital Automotive REIT (o)                           379,600          12,401
GMH Communities Trust (o)                             173,600           2,264
Plum Creek Timber Co., Inc. (o)                       334,800          11,959
                                                                 ------------
                                                                       26,624
                                                                 ------------

TOTAL COMMON STOCKS
(cost $901,790)                                                     1,237,474
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.1%
Frank Russell Investment Company Money Market
   Fund                                            53,388,000          53,388
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $53,388)                                                         53,388
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 3.3%
Frank Russell Investment Company Money Market
   Fund (X)                                        17,935,137          17,935
State Street Securities Lending Quality Trust
   (X)                                             24,806,480          24,807
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $42,742)                                                         42,742
                                                                 ------------

TOTAL INVESTMENTS - 103.3%
(identified cost $997,920)                                          1,333,604

OTHER ASSETS AND LIABILITIES,
NET - (3.3%)                                                          (42,382)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,291,222
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 58  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 73.4%
Asset-Backed Securities - 26.4%
ACE Securities Corp.
   Series 2004-OP1, Class A2A (E)
   2.528% due 04/25/34                                    574             574
Alter Moneta Receivables LLC
   Series 2003-1, Class NOTE (p)
   2.563% due 03/15/11                                  1,521           1,514
AmeriCredit Automobile Receivables Trust
   Series 2005-AX, Class A3
   3.630% due 01/06/10                                  2,000           2,000
   Series 2002-C, Class A4
   3.550% due 02/12/09                                  2,000           2,002
Amortizing Residential Collateral Trust
   Series 2002-BC5, Class A (E)
   2.850% due 07/25/32                                    119             119
Argent Securities, Inc.
   Series 2004-W11, Class A2 (E)
   2.710% due 11/25/34                                  1,046           1,046
Asset Backed Securities Corp. Home Equity
   Series 2002-HE1, Class M1 (E)
   3.580% due 03/15/32                                  1,400           1,443
Bank One Issuance Trust
   Series 2002-A2, Class A2
   4.160% due 01/15/08                                  6,000           6,022
Bay View Auto Trust
   Series 2003-LJ1, Class A3
   2.430% due 07/25/08                                    918             913
BMW Vehicle Owner Trust
   Series 2004-A, Class A4
   3.320% due 02/25/09                                  4,200           4,169
California Infrastructure PG&E-1
   Series 1997-1, Class A7
   6.420% due 09/25/08                                  4,586           4,706
   Series 1997-1, Class A8
   6.480% due 12/26/09                                  3,000           3,187
California Infrastructure SCE-1
   Series 1997-1, Class A7
   6.420% due 12/26/09                                  7,450           7,904
California Infrastructure SDG&E-1
   Series 1997-1, Class A6
   6.310% due 09/25/08                                    473             485
Capital Auto Receivables Asset Trust
   Series 2002-4, Class A4
   2.640% due 03/17/08                                  2,275           2,263
   Series 2003-3, Class A1B (E)
   2.530% due 01/16/06                                    739             739
   Series 2002-3, Class A3
   3.580% due 10/16/06                                  7,847           7,860

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capital One Auto Finance Trust
   Series 2001-B, Class A4
   4.880% due 09/15/08                                  1,100           1,111
Capital One Master Trust
   Series 2002-4A, Class A
   4.900% due 03/15/10                                  1,000           1,028
Capital One Multi-Asset Execution Trust
   Series 2003-A6, Class A6
   2.950% due 08/17/09                                  1,000             990
Capital One Prime Auto Receivables Trust
   Series 2004-3, Class A4
   3.690% due 06/15/10                                  1,000             996
   Series 2004-3, Class B
   3.860% due 08/15/11                                  1,500           1,498
Carmax Auto Owner Trust
   Series 2004-2, Class A4
   3.460% due 09/15/11                                  2,500           2,470
Caterpillar Financial Asset Trust
   Series 2002-A, Class A3
   3.150% due 02/25/08                                    555             556
Centex Home Equity
   Series 2003-C, Class AF4
   4.960% due 04/25/32                                  1,750           1,788
   Series 2004-B, Class AV2 (E)
   2.630% due 03/25/34                                    683             683
Chase Credit Card Master Trust
   Series 2004-2, Class A (E)
   2.520% due 09/15/09                                  2,500           2,501
Chase Issuance Trust
   Series 2004-A9, Class A9
   3.220% due 06/15/10                                  3,000           2,969
Chase Manhattan Auto Owner Trust
   Series 2004-A, Class A4
   2.830% due 09/15/10                                  1,800           1,762
   Series 2002-B, Class A4
   4.210% due 01/15/09                                  8,207           8,261
Chemical Master Credit Card Trust 1
   Series 1996-2, Class A
   5.980% due 09/15/08                                  4,000           4,089

                                                    Short Duration Bond Fund  59

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CIT Equipment Collateral
   Series 2003-VT1, Class A3B
   1.630% due 04/20/07                                    467             462
   Series 2004-VT1, Class A3
   2.200% due 03/20/08                                  1,500           1,480
CIT Marine Trust
   Series 1999-A, Class A4
   6.250% due 11/15/19                                  1,000           1,025
CIT RV Trust
   Series 1998-A, Class A5
   6.120% due 11/15/13                                  1,000           1,027
Citibank Credit Card Issuance Trust
   Series 2004-A4, Class A4
   3.200% due 08/24/09                                  4,960           4,897
   Series 2003-A3, Class A3
   3.100% due 03/10/10                                  1,000             979
   Series 2003-A5, Class A5
   2.500% due 04/07/08                                  1,700           1,683
   Series 2004-A1, Class A1
   2.550% due 01/20/09                                  6,975           6,840
CNH Equipment Trust
   Series 2003-A, Class A3B
   1.890% due 07/16/07                                    906             901
CNH Wholesale Master Note Trust
   Series 2003-1, Class A (E)
   2.680% due 08/15/08                                  2,000           1,999
Community Program Loan Trust
   Series 1987-A, Class A4
   4.500% due 10/01/18                                  2,917           2,906
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1, Class A5
   6.210% due 12/30/11                                  1,000           1,091
Contimortgage Home Equity Trust 1998-3
   Series 1998-2, Class A7
   6.570% due 03/15/23                                    853             861
Countrywide Asset-Backed Certificates (E)
   Series 2001-BC3, Class A
   2.770% due 12/25/31                                    400             400
   Series 2004-7, Class AF2
   3.324% due 12/25/23                                  1,000             991
   Series 2004-7, Class 2AV1
   2.680% due 12/25/22                                  2,149           2,149
   Series 2004-BC4, Class 2A1
   2.598% due 07/25/21                                  2,670           2,670
   Series 2004-5, Class 4A1
   2.530% due 08/25/23                                    258             258
   Series 2004-6, Class 2A1
   2.720% due 10/25/21                                  1,692           1,692

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit-Based Asset Servicing and Securitization
   Series 2004-CB5, Class AV1 (E)
   2.660% due 09/25/21                                  1,629           1,629
Daimler Chrysler Auto Trust
   Series 2005-A, Class A3
   3.490% due 12/08/08                                  2,200           2,196
   Series 2005-A, Class A4
   3.740% due 02/08/10                                  8,100           8,084
Discover Card Master Trust I
   Series 1996-3, Class A
   6.050% due 08/18/08                                  2,225           2,286
Distribution Financial Services Floorplan Master
   Trust
   Series 2003-1, Class A (E)
   2.550% due 04/15/07                                  3,000           3,000
E-Trade RV and Marine Trust
   Series 2004-1, Class A3
   3.620% due 10/08/18                                  1,300           1,298
Equity One ABS, Inc.
   Series 2004-2, Class AF1 (E)
   2.640% due 07/25/34                                  1,744           1,744
   Series 2004-3, Class AF2
   3.800% due 07/25/34                                  2,000           1,992
Federal Farm Credit Bank
   12.250% due 02/01/07                                 3,850           4,179
First Franklin Mortgage Loan Asset Backed
   Certificates
   Series 2003-FF3, Class 2A1 (E)
   2.650% due 07/25/33                                    556             556
First National Master Note Trust
   Series 2003-1, Class A (E)
   2.580% due 08/15/08                                  1,000           1,001
Fleet Credit Card Master Trust II
   Series 2000-C, Class A
   7.020% due 02/15/08                                  1,211           1,237
   Series 2001-B, Class A
   5.600% due 12/15/08                                  3,000           3,083
Ford Credit Auto Owner Trust
   Series 2002-A, Class A4A
   4.360% due 09/15/06                                    701             703
   Series 2005-A, Class A3
   3.480% due 11/15/08                                  7,725           7,718
   Series 2005-A, Class B
   3.880% due 01/15/10                                  1,200           1,182

 60  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Franklin Auto Trust
   Series 2003-1, Class A4
   2.270% due 05/20/11                                  1,170           1,145
Fremont Home Loan Trust
   Series 2004-4, Class 2A1 (E)
   2.690% due 03/25/35                                  3,598           3,598
GE Commercial Equipment Financing LLC
   Series 2004-1, Class B (E)
   2.700% due 12/20/15                                    789             789
GE Corporate Aircraft Financing LLC
   Series 2004-1A, Class B (E)(p)
   3.380% due 01/25/18                                    933             933
GE Dealer Floorplan Master Note Trust
   Series 2004-2, Class B (E)
   2.790% due 07/20/09                                  1,000           1,003
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE2, Class A1C (E)
   2.630% due 10/25/33                                  1,361           1,361
   Series 2004-GH1, Class A2
   4.390% due 12/25/25                                  1,500           1,505
Government Trust Certificate
   8.500% due 04/01/06                                    658             691
GS Auto Loan Trust
   Series 2004-1, Class A3
   2.130% due 11/15/07                                  2,000           1,978
GSAMP Trust (E)
   Series 2004-SEA, Class A2A
   2.820% due 03/25/34                                  1,368           1,368
   Series 2004-NC2, Class A2A
   2.710% due 10/01/34                                  2,442           2,443
   Series 2003-HE1, Class A2A
   2.670% due 06/20/33                                    368             368
   Series 2004-AR2, Class A3A
   2.680% due 08/25/34                                    295             295
Home Equity Mortgage Trust
   Series 2004-4, Class A2 (E)
   2.680% due 12/25/34                                  1,400           1,400
Honda Auto Receivables Owner Trust
   Series 2003-2, Class A4
   2.160% due 10/21/08                                  7,000           6,848
   Series 2003-5, Class A3
   2.300% due 10/18/07                                  1,000             990
   Series 2004-3, Class A4
   3.280% due 02/18/10                                  2,000           1,960
   Series 2003-5, Class A4
   2.960% due 04/20/09                                  2,135           2,103
   Series 2003-3, Class A4
   2.770% due 11/21/08                                  2,000           1,968
   Series 2003-4, Class A4
   2.790% due 03/16/09                                  1,000             985

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Household Automotive Trust
   Series 2002-2, Class A3
   2.850% due 03/19/07                                    841             841
Household Mortgage Loan Trust
   Series 2003-HC1, Class A (E)
   2.850% due 02/20/33                                    960             963
Household Private Label Credit Card Master Note
   Trust I
   Series 2002-2, Class A (E)
   2.650% due 01/18/11                                  1,000           1,002
Hyundai Auto Receivables Trust
   Series 2002-A, Class A3 (y)
   2.800% due 02/15/07                                    483             482
   Series 2003-A, Class A3
   2.330% due 11/15/07                                  1,500           1,486
   Series 2004-A, Class A3
   2.970% due 05/15/09                                  1,000             991
Illinois Power Special Purpose Trust
   Series 1998-1, Class A5
   5.380% due 06/25/07                                    361             363
   Series 1998-1, Class A6
   5.540% due 06/25/09                                  4,725           4,861
Irwin Home Equity
   Series 2002-1, Class 2A1 (E)
   2.820% due 06/25/29                                     25              25
MBNA Credit Card Master Note Trust
   Series 2001-A1, Class A1
   5.750% due 10/15/08                                  1,000           1,030
   Series 2004-A4, Class A4
   2.700% due 09/15/09                                 11,005          10,791
MBNA Master Credit Card Trust USA
   Series 1995-C, Class A
   6.450% due 02/15/08                                  1,430           1,448
Merrill Lynch Mortgage Investors, Inc.
   Series 2004-WMC, Class A2A (E)
   2.650% due 01/25/35                                    889             889
Morgan Stanley ABS Capital I
   Series 2004-HE2, Class A3 (E)
   2.660% due 03/25/34                                    457             457
Morgan Stanley Dean Witter Capital I
   Series 2002-HE1, Class A2 (E)
   2.860% due 07/25/32                                     45              45

                                                    Short Duration Bond Fund  61

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National City Auto Receivables Trust
   Series 2002-A, Class A4
   4.830% due 08/15/09                                  1,726           1,745
   Series 2004-A, Class A3
   2.110% due 07/15/08                                  1,500           1,480
National City Bank
   2.700% due 08/24/09                                  2,273           2,204
Navistar Financial Corp. Owner Trust
   Series 2001-B, Class A4
   4.370% due 11/17/08                                  1,792           1,795
   Series 2002-A, Class A4
   4.760% due 04/15/09                                    977             983
Nelnet Education Loan Funding, Inc.
   Series 2001-A, Class A1
   5.760% due 07/01/12                                    838             862
Nelnet Student Loan Trust (E)
   Series 2002-2, Class A3
   2.649% due 09/25/13                                  1,432           1,433
   Series 2004-4, Class A1
   2.690% due 04/25/11                                  1,100           1,100
Nissan Auto Receivables Owner Trust
   Series 2005-A, Class A3
   3.540% due 10/15/08                                  1,650           1,644
Nordstrom Private Label Credit Card Master Note
   Trust
   Series 2001-1A, Class A (p)
   4.820% due 04/15/10                                  3,500           3,569
Onyx Acceptance Grantor Trust
   Series 2002-D, Class A4
   3.100% due 07/15/09                                  1,000             998
Option One Mortgage Loan Trust
   Series 2005-1, Class A2 (E)
   2.573% due 02/25/35                                  3,900           3,899
PBG Equipment Trust
   Series 1998-1A, Class A (p)
   6.270% due 01/20/12                                  1,105           1,119
Peco Energy Transition Trust
   Series 1999-A, Class A4
   5.800% due 03/01/07                                    816             818
   Series 1999-A, Class A6
   6.050% due 03/01/09                                  2,500           2,586
PNC Student Loan Trust I
   Series 1997-2, Class A7
   6.728% due 01/25/07                                  1,569           1,606
Popular ABS Mortgage Pass-Through Trust
   Series 2004-5, Class AF2
   3.735% due 12/25/34                                    965             962
Provident Auto Lease ABS Trust
   Series 1999-1, Class A2 (p)
   7.025% due 01/14/12                                    305             310

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Providian Gateway Master Trust
   Series 2004-FA, Class A (p)
   3.650% due 11/15/11                                  1,200           1,191
PSE&G Transition Funding LLC
   Series 2001-1, Class A2
   5.740% due 03/15/07                                     92              93
   Series 2001-1, Class A3
   5.980% due 06/15/08                                  3,000           3,070
Public Service New Hampshire Funding LLC
   Series 2001-1, Class A2
   5.730% due 11/01/10                                  1,517           1,568
Railcar Leasing LLC
   Series 1997-1, Class A2 (p)
   7.125% due 01/15/13                                  1,000           1,098
Regions Auto Receivables Trust
   Series 2003-2, Class A3
   2.310% due 01/15/08                                  1,500           1,488
Renaissance Home Equity Loan Trust
   Series 2004-2, Class AF1 (E)
   2.730% due 07/25/34                                  2,786           2,786
Residential Asset Mortgage Products, Inc.
   Series 2003-RZ5, Class A2
   3.180% due 03/25/27                                  2,000           1,994
   Series 2004-RS2, Class AIIB (E)
   2.780% due 02/25/34                                  2,385           2,387
   Series 2004-RS8, Class AII1 (E)
   2.670% due 05/25/26                                  3,058           3,058
Sears Credit Account Master Trust
   Series 1999-3, Class A
   6.450% due 11/17/09                                  1,208           1,223
   Series 2000-2, Class A
   6.750% due 09/16/09                                  2,000           2,042
   Series 2002-4, Class A (E)
   2.610% due 08/18/09                                  3,700           3,702
   Series 2002-5, Class A (E)
   2.860% due 11/17/09                                  3,500           3,502
SLM Student Loan Trust
   Series 2003-4, Class A5B (p)
   3.390% due 03/15/33                                  3,000           2,929
   Series 2003-8, Class A2 (E)
   2.530% due 06/15/11                                  1,004           1,004
   Series 2004-10, Class A1 (E)
   2.063% due 07/27/09                                  3,900           3,900

 62  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Susquehanna Auto Lease Trust
   Series 2003-1, Class A3 (p)
   2.460% due 01/14/07                                    969             963
Toyota Auto Receivables Owner Trust
   Series 2003-B, Class A4
   2.790% due 01/15/10                                  4,670           4,609
Triad Auto Receivables Owner Trust
   Series 2002-A, Class A4
   3.240% due 08/12/09                                  2,000           1,998
   Series 2003-B, Class A3
   2.480% due 03/12/08                                  1,000             993
   Series 2004-A, Class A3
   1.900% due 07/14/08                                  1,000             982
USAA Auto Owner Trust
   Series 2004-2, Class A4
   3.580% due 02/15/11                                  1,700           1,695
Volkswagen Auto Loan Enhanced Trust
   Series 2003-2, Class A3
   2.270% due 10/22/07                                  3,000           2,974
Wachovia Auto Owner Trust
   Series 2004-A, Class A4
   3.660% due 07/20/10                                 10,500          10,479
   Series 2004-B, Class A3
   2.910% due 04/20/09                                  5,000           4,949
Wells Fargo Financial Auto Owner Trust
   Series 2004-A, Class A4
   2.670% due 08/16/10                                  2,000           1,963
Wells Fargo Home Equity Trust
   Series 2004-2, Class A31 (E)
   2.690% due 06/25/19                                    312             312
West Penn Funding LLC Transition Bonds
   Series 1999-A, Class A3
   6.810% due 09/25/08                                  1,477           1,516
WFS Financial Owner Trust
   Series 2002-3, Class A4
   3.500% due 02/20/10                                  2,000           2,003
   Series 2004-1, Class A3
   2.190% due 06/20/08                                  1,500           1,480
Whole Auto Loan Trust
   Series 2002-1, Class A3
   2.600% due 08/15/06                                    479             479
   Series 2003-1, Class A3B
   1.990% due 05/15/07                                  1,900           1,882
   Series 2003-1, Class B
   2.240% due 03/15/10                                    717             710
                                                                 ------------
                                                                      319,387
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Corporate Bonds and Notes - 13.8%
Abbott Laboratories
   5.625% due 07/01/06                                  1,500           1,543
Allstate Financial Global Funding (p)
   2.500% due 06/20/08                                  4,080           4,068
Allstate Life Global Funding Trusts
   3.850% due 01/25/08                                  4,050           4,051
Altria Group, Inc.
   7.650% due 07/01/08                                  1,500           1,642
Amsouth Bank NA
   Series BKNT
   2.820% due 11/03/06                                  2,000           1,972
Associates Corp. of North America
   6.250%-8.550%
   due 11/01/08-07/15/09                                1,750           1,960
   Series MTNH
   7.240%-7.250%
   due 05/08/06-05/17/06                                3,000           3,139
Bank of America Corp.
   6.375% due 02/15/08                                  3,000           3,212
Bank of Montreal
   7.800% due 04/01/07                                  1,000           1,080
BankAmerica Corp.
   6.200%-7.125%
   due 02/15/06-03/01/09                                2,250           2,438
BB&T Corp.
   Series BKNT (E)
   2.489% due 06/04/07                                  3,500           3,502
Bristol-Myers Squibb Co.
   4.750% due 10/01/06                                  7,500           7,631
CIT Group, Inc.
   7.375% due 04/02/07                                  5,300           5,692
Citigroup, Inc.
   5.750% due 05/10/06                                  1,370           1,409
   2.498% due 06/04/07                                  1,000           1,000
ConocoPhillips
   8.750% due 05/25/10                                  1,000           1,214
Cooper Cameron Corp.
   2.650% due 04/15/07                                  1,400           1,359
DaimlerChrysler NA Holding Corp. (N)
   6.400% due 05/15/06                                  1,200           1,243
Delhaize America, Inc.
   8.125% due 04/15/11                                  1,625           1,889
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  2,000           2,259
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             499

                                                    Short Duration Bond Fund  63

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fifth Third Bancorp
   Series BKNT
   3.375% due 08/15/08                                  2,000           1,962
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,544
General Electric Capital Corp.
   8.300%-8.500%
   due 07/24/08-09/20/09                                2,000           2,304
   Series MTNA
   3.450%-8.125%
   due 07/16/07-04/01/08                                3,500           3,606
   2.950% due 02/03/06 (E)                              2,000           2,004
General Motors Acceptance Corp.
   6.125% due 09/15/06                                    300             305
   3.580% due 04/13/06 (E)                              2,300           2,292
   3.185% due 05/18/06 (E)(N)                             400             399
Goldman Sachs Group, Inc.
   2.750% due 01/09/07                                  3,000           3,004
   Series MTNB
   3.023% due 07/23/09 (E)                              2,000           2,007
GTE Corp.
   6.360% due 04/15/06                                  2,000           2,064
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                                  1,500           1,659
Heller Financial, Inc.
   6.375% due 03/15/06                                  1,000           1,032
Household Finance Corp.
   4.625% due 01/15/08                                  8,800           8,969
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,549
KFW International Finance
   Series DTC
   5.250% due 06/28/06                                  2,000           2,054
Lehman Brothers Holdings, Inc.
   7.875%-8.250%
   due 06/15/07-08/15/10                                4,500           5,031
Lehman Brothers, Inc.
   6.625% due 02/15/08                                  1,500           1,611
Lubrizol Corp.
   4.625% due 10/01/09                                  1,950           1,954
Metropolitan Life Global Funding I (p)
   4.250% due 07/30/09                                  1,500           1,506
MGM Mirage (N)
   9.750% due 06/01/07                                  1,200           1,332
Morgan Stanley
   3.875% due 01/15/09                                  2,000           1,985
   2.825% due 07/27/07                                  3,000           3,001
National City Bank
   Series BKNT
   4.250% due 01/29/10                                  1,375           1,376

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
   Corp.
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,321
New York Life Global Funding (E)(p)
   2.441% due 02/26/07                                  2,500           2,500
Principal Life Global Funding I (p)
   5.125% due 06/28/07                                  2,000           2,053
Prudential Financial, Inc.
   4.104% due 11/15/06                                    500             504
Rouse Co. (The)
   3.625% due 03/15/09                                  2,000           1,881
SLM Corp.
   3.625% due 03/17/08                                  7,200           7,131
Swiss Bank Corp. New York
   7.250% due 09/01/06                                  1,500           1,585
TIAA Global Markets (p)
   5.000% due 03/01/07                                  3,625           3,716
Tosco Corp.
   7.250% due 01/01/07                                  1,500           1,591
Toyota Motor Credit Corp.
   2.750% due 08/06/09                                  3,636           3,545
Unilever Capital Corp.
   7.125% due 11/01/10                                  1,000           1,146
Union Bank Switzerland
   7.250% due 07/15/06                                  1,000           1,051
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  3,000           3,089
US Central Credit Union
   2.750% due 05/30/08                                  1,000             967
USAA Capital Corp.
   Series MTNB (p)
   4.640% due 12/15/09                                    595             602
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                  3,000           3,093
Wachovia Corp.
   Series * (E)
   2.610% due 07/20/07                                  3,500           3,499
Washington Mutual Financial Corp.
   6.250%-7.250%
   due 05/15/06-06/15/06                                4,750           4,961

 64  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo
   6.250% due 04/15/08                                  8,337           8,914
Wells Fargo & Co.
   Series MTNH
   6.750% due 10/01/06                                  1,930           2,035
   2.580% due 09/15/06 (E)                              3,000           3,003
                                                                 ------------
                                                                      167,539
                                                                 ------------

International Debt - 2.6%
Brazilian Government International Bond
   3.063%-8.299%
   due 04/15/06-04/15/12 (E)                            1,968           2,195
   10.000% due 01/16/07                                 1,800           1,980
France Telecom SA
   7.950% due 03/01/06                                  1,200           1,253
HBOS Treasury Services PLC (p)
   3.500%-3.750%
   due 11/30/07-09/30/08                                3,000           2,973
   2.700% due 01/12/07 (E)                                900             900
HSBC Bank PLC
   6.950%-7.625%
   due 06/15/06-03/15/11                                5,500           5,919
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,033
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,629
Interstar Millennium Trust
   Series 2004-2G, Class A (E)
   2.680% due 03/14/36                                  2,293           2,293
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,283
National Westminster Bank PLC
   7.375% due 10/01/09                                  1,000           1,133
Panama Government International Bond
   8.250% due 04/22/08                                  1,300           1,430
Peru Government International Bond
   9.125% due 01/15/08                                  1,000           1,125
Province of British Columbia
   4.625% due 10/03/06                                  2,000           2,038
Province of Manitoba Canada
   4.250% due 11/20/06                                  1,000           1,015
Province of Ontario
   5.500% due 10/01/08                                  1,500           1,584
                                                                 ------------
                                                                       31,783
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Mortgage-Backed Securities - 12.3%
Banc of America Commercial Mortgage, Inc.
   Series 2004-2, Class A1
   2.764% due 11/10/38                                  2,691           2,624
Bank of America Mortgage Securities
   Series 2004-2, Class 5A1
   6.500% due 10/25/31                                    580             585
   Series 2002-K, Class 2A1 (E)
   5.591% due 10/20/32                                     93              94
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-9, Class 2A
   5.271% due 10/25/32                                     31              31
   Series 2003-1, Class 5A1
   5.438% due 04/25/33                                    678             676
   Series 2003-8, Class 2A1 (E)
   4.889% due 01/25/34                                    879             874
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3, Class A1
   4.000% due 07/25/33                                    881             866
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1, Class A1
   6.340% due 06/16/30                                    623             644
   Series 1999-C1, Class A2
   6.020% due 02/14/31                                  2,000           2,137
   Series 2001-TOP, Class A1
   5.060% due 11/15/16                                    896             920
   Series 2003-T10, Class A1
   4.000% due 03/13/40                                  1,567           1,555
   Series 2003-PWR, Class A1
   3.432% due 05/11/39                                    849             838
   Series 2003-T12, Class A1
   2.960% due 08/13/39                                  1,607           1,568
COMM
   Series 2004-LB2, Class A2
   3.600% due 03/10/39                                  1,000             983
Countrywide Alternative Loan Trust
   Series 2003-J2, Class A1
   6.000% due 10/25/33                                  1,079           1,095
   Series 2003-6T2, Class A1
   6.500% due 06/25/33                                    611             617
Credit Suisse First Boston Mortgage
   1.691% due 08/25/33                                    574             577

                                                    Short Duration Bond Fund  65

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.
   Series 2002-AR2, Class 2A2
   5.673% due 10/25/32                                     74              74
   Series 2003-CK2, Class A1
   3.006% due 03/15/36                                  1,021           1,002
   Series 2003-C4, Class A2
   3.908% due 08/15/36                                  1,000             997
   Series 2004-C1, Class A1
   2.254% due 01/15/37                                  2,465           2,408
Fannie Mae
   15 Year TBA (I)
   4.500%-5.500%                                        4,000           4,077
   4.500%-6.500%
   due 2008 - 2034                                     32,021          32,926
   Series 1994-1, Class K
   6.500% due 06/25/13                                    276             280
   Series 2003-27, Class TJ
   4.000% due 10/25/16                                  1,334           1,335
   Series 2003-92, Class BR
   5.000% due 04/25/14                                  1,816           1,828
   Series 2003-129, Class PQ
   4.500% due 07/25/33                                    789             794
   Series 2004-21, Class QA
   4.000% due 11/25/17                                  3,500           3,505
   Series 2003-24, Class PU
   3.500% due 11/25/15                                    421             416
   Series 2003-46, Class PQ
   3.000% due 06/25/19                                  3,500           3,444
   Series 2003-75, Class NB
   3.250% due 08/25/18                                    857             839
   Series 2003-63, Class GU
   4.000% due 07/25/33                                  3,421           3,404
   Series 2003-62, Class OD
   3.500% due 04/25/26                                  1,250           1,213
Fannie Mae-Aces
   Series 1998-M1, Class A2
   6.250% due 01/25/08                                  1,913           2,008
Federal Home Loan Bank System
   Series 2004-900, Class 1
   3.920% due 09/25/09                                  2,102           2,085
Federal Home Loan Mortgage Corp.
   6.000% due 2031-2032                                   688             711
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H00, Class A2
   1.876% due 03/15/08                                    731             720
Freddie Mac
   4.000%-8.000%
   due 2007-2033                                       14,042          14,404
   Series 1993-164, Class PD
   4.500% due 09/15/08                                    237             239

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-255, Class PB
   5.500% due 08/15/30                                    287             287
   Series 2003-255, Class MA
   4.500% due 07/15/16                                    441             442
   Series 2003-258, Class QK
   4.000% due 04/15/22                                  1,500           1,503
   Series 2003-263, Class NK
   4.000% due 02/15/15                                  1,725           1,730
   Series 2003-271, Class OJ
   3.500% due 03/15/11                                  2,896           2,899
   Series 2004-276, Class EA
   4.500% due 04/15/13                                  2,000           2,020
   Series 2003-268, Class MX
   4.000% due 07/15/16                                  2,800           2,787
   Series 2004-285, Class BA
   4.500% due 02/15/20                                  1,909           1,905
   Series 2003-258, Class NS
   3.250% due 09/15/15                                  1,951           1,918
   Series 2003-261, Class JA
   3.760% due 03/15/29                                  1,635           1,602
   Series 2003-263, Class YH
   3.500% due 08/15/22                                  1,250           1,239
GE Capital Commercial Mortgage Corp.
   Series 2001-3, Class A1
   5.560% due 06/10/38                                    850             887
   Series 2004-C3, Class A1
   3.752% due 07/10/39                                  3,288           3,273
Ginnie Mae I
   6.000%-9.500% due 2007-2017                            155             161
Ginnie Mae II (E)
   3.000%-3.750% due 2027-2032                            631             637
Government National Mortgage Association
   Series 2004-78, Class A
   3.590% due 11/16/17                                  2,949           2,919
GSR Mortgage Loan Trust
   Series 2004-7, Class 1A1
   3.457% due 06/25/34                                  2,740           2,695
Impac CMB Trust
   Series 2004-2, Class A2 (E)
   2.780% due 04/25/34                                    947             944

 66  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2, Class A1
   4.326% due 12/12/34                                    861             865
LB-UBS Commercial Mortgage Trust
   Series 2003-C1, Class A1
   2.720% due 03/15/27                                  1,599           1,566
   Series 2003-C3, Class A1
   2.599% due 05/15/27                                  2,107           2,047
Lehman Large Loan
   Series 1997-LLI, Class A2
   6.840% due 10/12/34                                    127             131
Mellon Residential Funding Corp.
   Series 2000-TBC, Class A1 (E)
   2.720% due 06/15/30                                  1,840           1,837
Morgan Stanley Capital I
   Series 1998-WF2, Class A1
   6.340% due 07/15/30                                     89              89
   Series 2004-T13, Class A1
   2.850% due 09/13/45                                    880             860
   Series 2003-T11, Class A1
   3.260% due 06/13/41                                  1,698           1,673
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP, Class A1
   5.020% due 10/15/35                                    642             652
   Series 2002-HQ, Class A2
   6.090% due 04/15/34                                    500             528
Prime Mortgage Trust (E)
   Series 2004-CL1, Class 1A2
   2.930% due 02/25/34                                    396             396
   Series 2004-CL1, Class 2A2
   2.930% due 02/25/19                                     99             100
Residential Funding Mortgage Sec I
   Series 2002-SA2, Class A1
   5.580% due 09/25/32                                     30              30
SACO I, Inc.
   Series 2004-2, Class A2 (E)(p)
   2.720% due 07/25/19                                  2,114           2,114
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2, Class A1
   4.000% due 12/25/18                                  1,668           1,627
Structured Asset Mortgage Investments, Inc.
   Series 2002-AR3, Class A1 (E)
   2.830% due 09/19/32                                    206             206
Structured Asset Securities Corp. (E)
   Series 2001-21A, Class 1A1
   6.250% due 01/25/32                                    209             216
   Series 2004-S2, Class A1
   2.650% due 06/25/34                                    402             402

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Mortgage Securities Corp.
   Series 1993-1, Class AA
   4.045% due 09/25/33                                    207             206
Vendee Mortgage Trust
   Series 2001-3, Class J
   6.500% due 05/15/08                                    554             569
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C4, Class A1
   3.003% due 04/15/35                                  1,946           1,910
   Series 2002-C2, Class A2
   4.043% due 11/15/34                                  2,112           2,104
Washington Mutual
   Series 2002-AR4, Class A1
   5.508% due 04/26/32                                    169             171
   Series 2002-AR9, Class 1A (E)
   3.076% due 08/25/42                                  2,275           2,294
   Series 2002-AR1, Class A6
   4.816% due 10/25/32                                  1,149           1,149
Washington Mutual MSC Mortgage Pass-Through
   Certificates
   Series 2002-AR2, Class 2A1 (E)
   6.110% due 07/25/32                                     40              41
                                                                 ------------
                                                                      149,024
                                                                 ------------

Non-US Bonds - 0.0%
Landwirtschaftliche Rentenbank
   Series JAN
   0.650% due 09/30/08                           JPY   60,000             587
                                                                 ------------

United States Government Agencies - 0.3%
Federal Home Loan Bank System
   Zero Coupon-5.925%
   due 04/09/08-04/27/10                                2,697           2,744
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,063
                                                                 ------------
                                                                        3,807
                                                                 ------------

                                                    Short Duration Bond Fund  67

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Government Treasuries - 18.0%
United States Treasury Inflation
   Indexed Bonds
   3.000%-4.250%
   due 01/15/08-07/15/12                                8,323           9,016
United States Treasury Notes
   2.375%-4.375%
   due 08/15/06-11/15/07                              209,350         208,732
                                                                 ------------
                                                                      217,748
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $901,140)                                                       889,875
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (p)                                      219           2,380
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,308)                                                           2,380
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Sep 2005 93.75 Put (159)                            37,266               1
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $1)                                                                   1
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 26.7%
Abbey National PLC
   6.690% due 10/17/05                                  2,000           2,044
ABN Amro Bank NV
   7.250% due 05/31/05                                  2,000           2,028
ANZ Delaware, Inc. (c)(y)
   2.445% due 03/21/05                                 10,600          10,565
Associates Corp. of North America
   Series MTNH
   7.625% due 04/27/05                                  1,000           1,011
Bank of America Corp. (E)
   2.631% due 08/26/05                                  1,000           1,001

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Corp.
   Commercial Paper (c)(z)
   2.030% due 02/04/05                                  7,500           7,500
Bank of Montreal
   6.100% due 09/15/05                                  2,000           2,034
Barclays US Funding, LLC (z)
   2.375% due 03/08/05 (c)                             10,600          10,576
   2.500% due 04/20/05                                  1,100           1,091
CBA (DE) Finance Discount Note (c)(z)
   2.440%-2.455%
   due 03/21/05-03/31/05                               11,700          11,662
Citigroup, Inc.
   6.750% due 12/01/05                                  6,500           6,685
DaimlerChrysler NA Holding Corp.
   7.750% due 06/15/05                                  2,700           2,747
Danske Corp. Discount Note Series A (c)(z)
   2.425%-2.430%
   due 03/11/05-03/21/05                               11,700          11,662
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                  1,050           1,069
European Investment Bank
   Series DTC
   5.625% due 01/24/06                                    575             589
Fannie Mae (c)(z)
   2.580% due 2005                                        500             498
Fannie Mae Discount Note (z)
   2.470%-2.525% due 04/20/05                          22,200          22,068
Federal Home Loan Discount Corp. (c)(z)
   Zero Coupon due 03/04/05                            33,000          32,933
Federal National Mortgage Association Discount
   Note (z)
   2.390%-2.485%
   due 04/15/05-05/25/05                               16,800          16,653
Ford Motor Credit Co.
   7.500%-7.600%
   due 03/15/05-08/01/05                                2,000           2,037
   3.000%-3.040%
   due 06/30/05-07/07/05 (E)                            2,100           2,095
Frank Russell Investment Company
   Money Market Fund                               75,463,000          75,463
Freddie Mac
   9.000% due 09/01/05                                      1               1

 68  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac Discount Note (z)
   2.570%-2.690%
   due 04/26/05-06/20/05                                2,300           2,276
   2.183%-2.260%
   due 02/15/05-03/14/05 (c)                           11,400          11,378
General Electric Capital Corp. Discount Note
   (c)(z)
   2.040%-2.420%
   due 02/04/05-03/11/05                               10,600          10,592
General Motors Acceptance Corp.
   6.750%-7.500%
   due 07/15/05-01/15/06                                2,200           2,247
   4.230% due 05/19/05 (E)                                300             301
   3.920% due 10/20/05 (E)(N)                             200             201
General Motors Acceptance Corp. Years 1 & 2 (z)
   2.535% due 04/05/05                                     40              39
   2.404% due 03/22/05 (c)                                100             100
GTE North, Inc.
   Series E
   6.400% due 02/15/05                                  1,200           1,202
HBOS Treasury Services, PLC (c)(z)
   2.420% due 03/14/05                                 10,600          10,571
Italy Government International Bond
   7.250% due 02/07/05                                  2,500           2,501
Nordea Bank Finland PLC New York
   6.500% due 01/15/06                                  3,000           3,089
Norfolk Southern Corp. (E)
   3.430% due 02/28/05                                    700             700
Province of Ontario
   7.000% due 08/04/05                                  1,500           1,531
Province of Quebec
   6.500% due 01/17/06                                  1,560           1,604
Russia Government International Bond
   8.750% due 07/24/05                                  3,500           3,586
SouthTrust Bank
   Series BKNT (E)
   2.430% due 12/14/05                                  3,000           3,000
Southwestern Bell Telephone
   6.625% due 04/01/05                                  2,510           2,525
Sprint Capital Corp.
   7.125% due 01/30/06                                  1,000           1,035
SunTrust Bank
   Series BKNT (E)
   2.560% due 10/03/05                                  2,000           2,000
Telefonica Europe BV
   7.350% due 09/15/05                                  2,700           2,768

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UBS Financial Del, LLC (z)
   2.470%-2.670%
   due 04/14/05-05/25/05                                9,900           9,818
   2.390% due 03/14/05 (c)                              1,800           1,795
United States Treasury Bill (c)(z)
   2.175%-2.205%
   due 03/03/05-03/17/05                                1,510           1,507
   2.239% due 03/17/05 (sec.)                             150             150
US Bancorp
   7.625% due 05/01/05                                  1,000           1,011
US Bank NA
   Series BKNT (E)
   2.438% due 12/05/05                                  1,500           1,500
Verizon Wireless Capital LLC
   (E)(p)
   2.415% due 05/23/05                                  1,400           1,400
Vodafone Group PLC
   7.625% due 02/15/05                                  6,560           6,571
Wachovia Corp.
   6.800% due 06/01/05                                  1,500           1,519
Westpac Capital Corp. Years 1 & 2 (z)
   2.460% due 04/11/05                                 11,000          10,917
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $318,249)                                                       323,446
                                                                 ------------

OTHER SECURITIES - 0.1%
Frank Russell Investment Company Money Market
   Fund (X)                                           706,621             707
State Street Securities Lending Quality Trust
   (X)                                                977,343             977
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $1,684)                                                           1,684
                                                                 ------------

TOTAL INVESTMENTS - 100.4%
(identified cost $1,223,382)                                        1,217,386

OTHER ASSETS AND LIABILITIES,
NET - (0.4%)                                                           (5,314)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,212,072
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Short Duration Bond Fund  69

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 06/05 (162)                             39,176               (167)
   expiration date 09/05 (958)                            231,093               (703)
   expiration date 12/05 (414)                             99,676                (24)
Germany, Federal Republic 10 Year Bonds
   expiration date 03/05 (170)                             26,573                 28

United States Treasury 2 Year Notes
   expiration date 03/05 (175)                             36,586                (50)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (916)
                                                                     ===============

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             595      USD           774    02/10/05                 (2)
JPY          66,375      USD           649    03/10/05                  7
                                                           --------------
Total Unrealized Appreciation (Depreciation) on Foreign
  Currency Exchange Contracts                                           5
                                                           ==============

INTEREST RATE SWAPS
--------------------------------------------------------------------------------------------------------------------------------
                             NOTIONAL                                                                                MARKET
      COUNTER                 AMOUNT                                                           TERMINATION           VALUE
       PARTY                    $                 FUND RECEIVES            FUND PAYS               DATE                $
--------------------   --------------------   ---------------------   --------------------   ----------------   ----------------
Morgan Stanley          USD          19,300          5.000%           Three Month LIBOR          06/15/15                   (578)
                                                                                                                ----------------

Total Market Value of Interest Rate Swaps Premiums Paid (Received) - ($270)                                                 (578)
                                                                                                                ================

See accompanying notes which are an integral part of the schedules of investments.

 70  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 92.8%
Asset-Backed Securities - 7.3%
ABSC NIMs Trust
   Series 2004-HE5, Class A1 (p)
   5.000% due 08/27/34                                    227             226
American Airlines, Inc.
   7.858% due 10/01/11                                    335             343
Argent Securities, Inc.
   Series 2004-W11, Class A2 (E)
   2.710% due 11/25/34                                    523             523
Asset Backed Funding Corp. NIM Trust
   Series 2003-OPT, Class NOTE (p)
   6.900% due 07/26/33                                     84              84
Capital Auto Receivables Asset Trust
   Series 2002-4, Class A3 (E)
   2.530% due 01/16/06                                     46              46
CDC Mortgage Capital Trust
   Series 2002-HE2, Class A (E)
   2.820% due 01/25/33                                     57              57
Centex Home Equity (E)
   Series 2003-A, Class AV1
   2.810% due 03/25/33                                    203             203
   Series 2004-B, Class AV2
   2.630% due 03/25/34                                    362             361
Chase Credit Card Master Trust
   Series 2003-1, Class A (E)
   2.530% due 04/15/08                                  6,955           6,958
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2004-1, Class 1A1
   2.640% due 11/25/18                                    387             387
   Series 2002-2, Class 2A1
   2.780% due 05/25/32                                    501             502
Chase Funding Net Interest Margin (p)
   Series 2003-C1A, Class NOTE
   6.750% due 03/27/36                                     63              63
   Series 2003-5A, Class NOTE
   5.750% due 11/27/34                                      7               7
Citibank Credit Card Issuance Trust
   Series 2003-A4, Class A4 (E)
   2.580% due 03/20/09                                  2,485           2,488
Citifinancial Mortgage Securities, Inc.
   Series 2003-4, Class AF1 (E)
   2.700% due 10/25/33                                    231             231
Collegiate Funding Services Education Loan Trust
   I (E)
   Series 2003-A, Class A1
   2.609% due 03/28/12                                     64              64

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Asset-Backed Certificates
   Series 2001-BC3, Class A (E)
   2.770% due 12/25/31                                    213             213
   Series 2004-7, Class AF2
   3.324% due 12/25/23                                    620             615
   Series 2004-7, Class 2AV1 (E)
   2.680% due 12/25/22                                  1,075           1,075
   Series 2004-13, Class AF2
   3.683% due 08/25/24                                  1,085           1,079
   Series 2004-S1, Class A1 (E)
   2.750% due 12/25/18                                  3,398           3,398
   Series 2004-14N, Class N (p)
   5.000% due 06/25/36                                    380             380
   Series 2003-BC4, Class 2A2 (E)
   2.850% due 09/25/33                                    433             434
   Series 2000-2, Class AV1 (E)
   2.760% due 06/25/31                                      5               5
   Series 2003-S2, Class A1 (E)
   2.700% due 12/25/18                                    336             336
   Series 2003-5, Class AF1B (E)
   2.710% due 08/25/22                                      6               6
   Series 2003-5NF, Class NF (p)
   6.750% due 02/25/34                                    114             114
   Series 2003-BC2, Class 2A1 (E)
   2.830% due 06/25/33                                    123             124
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB5, Class AV1
   2.660% due 09/25/21                                    841             841
   Series 2004-CB6, Class AF1
   2.720% due 07/25/35                                    842             842
Daimler Chrysler Auto Trust
   Series 2005-A, Class A3
   3.490% due 12/08/08                                  1,460           1,457
Discover Card Master Trust I (E)
   Series 2000-2, Class A
   2.660% due 09/18/07                                  1,645           1,645
   Series 2005-1, Class A
   2.490% due 09/16/10                                  3,870           3,870
Equifirst Mortgage Loan Trust
   Series 2004-1, Class 2A1 (E)
   2.630% due 01/25/34                                    715             715
Equity One ABS, Inc.
   Series 2004-2, Class AF1 (E)
   2.640% due 07/25/34                                    872             872

                                                       Diversified Bond Fund  71

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae
   Series 1992-10, Class ZD
   8.000% due 11/25/21                                  1,369           1,423
Fannie Mae Grantor Trust (E)
   Series 2002-T5, Class A1
   2.650% due 05/25/32                                    633             634
   Series 2002-T7, Class A1
   2.640% due 07/25/32                                    327             327
   Series 2002-T13, Class A1
   2.630% due 08/25/32                                     62              62
   Series 2003-T3, Class 1A
   2.650% due 06/25/33                                    677             677
   Series 2003-T4, Class 1A
   2.654% due 09/26/33                                  1,829           1,830
   Series 2004-T4, Class A1
   2.610% due 06/25/17                                  1,640           1,640
Fannie Mae Whole Loan (E)
   Series 2002-W2, Class AV1
   2.660% due 06/25/32                                    529             529
   Series 2003-W16, Class AV1
   2.680% due 11/25/33                                    605             605
First Franklin NIM Trust (p)
   Series 2004-FFH, Class N1
   3.967%-4.212% due 03/25/34-04/25/34                  1,345           1,345
   Series 2004-FFH, Class N2
   7.385% due 03/25/34                                    300             300
   Series 2004-FF5, Class N1
   3.475% due 08/25/34                                    820             820
First National Master Note Trust
   Series 2003-1, Class A (E)
   2.580% due 08/15/08                                    465             465
First USA Credit Card Master Trust
   Series 1998-4, Class A (E)
   2.600% due 03/18/08                                    820             820
Ford Credit Auto Owner Trust
   Series 2005-A, Class A3
   3.480% due 11/15/08                                  2,330           2,328
Ford Credit Floorplan Master Owner Trust (E)
   Series 2004-1, Class A
   2.443% due 07/15/09                                  2,275           2,277
   Series 2001-2, Class A
   2.620% due 07/15/08                                  1,400           1,403
Fremont NIM Trust
   Series 2004-B, Class NOTE (p)
   4.703% due 05/25/34                                    287             286
GMAC Mortgage Corp. Loan Trust
   Series 1999-1, Class A (E)
   2.770% due 06/18/27                                    577             577
   Series 2004-HE5, Class A3
   3.970% due 09/25/34                                    725             723

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Green Tree Financial Corp.
   Series 1995-5, Class M1
   7.650% due 09/15/26                                  1,100           1,188
GSAMP Trust (E)
   Series 2003-AHL, Class A2A
   2.730% due 10/25/33                                    501             502
   Series 2004-NC2, Class A2A
   2.710% due 10/01/34                                  1,538           1,538
HFC Home Equity Loan Asset Backed Certificates
   Series 2001-1, Class A (E)
   2.790% due 01/20/31                                    526             526
Home Equity Mortgage Trust
   Series 2004-4, Class A2 (E)
   2.680% due 12/25/34                                    667             667
Household Credit Card Master Note Trust I
   Series 2002-1, Class A (E)
   2.610% due 07/15/08                                    760             760
Household Mortgage Loan Trust
   Series 2002-HC1, Class A (E)
   2.800% due 05/20/32                                     60              60
Long Beach Asset Holdings Corp. (p)
   Series 2003-4, Class N1
   6.535% due 08/25/33                                      4               4
   Series 2003-2, Class N1
   7.627% due 06/25/33                                      3               3
   Series 2005-1, Class N1
   4.115% due 02/25/35                                  1,060           1,060
Long Beach Mortgage Loan Trust (E)
   Series 2004-1, Class A4
   2.660% due 02/25/34                                    469             469
   Series 2003-1, Class A2
   2.930% due 03/25/33                                    195             196
   Series 2004-A, Class A
   2.680% due 02/25/24                                    446             446
Master Asset Backed Securities Trust
   Series 2004-OPT, Class A3 (E)
   2.790% due 02/25/34                                    517             517

 72  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc.
   Series 2004-WMC, Class A2 (E)
   2.830% due 10/25/34                                    761             762
   Series 2003-WMC, Class A2 (E)
   2.870%-2.890% due 11/25/33-02/25/34                    437             437
   Series 2002-NC1, Class A1 (E)
   2.850% due 05/25/33                                     52              52
   Series 2003-OP1, Class N1 (p)
   7.250% due 09/25/34                                    158             158
   Series 2004-WM1, Class N1 (p)
   4.500% due 10/25/34                                    253             251
Morgan Stanley ABS Capital I (E)
   Series 2004-HE2, Class A3
   2.660% due 03/25/34                                    557             557
   Series 2003-NC5, Class A2
   2.810% due 04/25/33                                    253             253
   Series 2003-NC1, Class A2
   2.730% due 10/25/33                                    192             192
   Series 2004-HE1, Class A3
   2.690% due 01/25/34                                    121             121
   Series 2003-HE3, Class M2
   4.230% due 10/25/33                                    570             576
Morgan Stanley Capital I, Inc.
   Series 2004-RR2, Class A2 (p)
   5.450% due 10/28/33                                  1,475           1,533
Morgan Stanley Dean Witter Capital I
   Series 2003-NC4, Class A2 (E)
   2.900% due 04/25/33                                    216             216
MSDWCC Heloc Trust
   Series 2005-1, Class A (E)
   2.740% due 07/25/17                                    290             290
Navistar Financial Corp. Owner Trust
   Series 2003-B, Class A3 (E)
   2.680% due 04/15/08                                    785             787
Nelnet Student Loan Trust
   Series 2004-4, Class A1 (E)
   2.690% due 04/25/11                                    600             600
Nissan Master Owner Trust Receivables
   Series 2003-A, Class A1 (E)
   2.463% due 09/15/08                                  1,615           1,616
Novastar Home Equity Loan
   Series 2004-4, Class A2A (E)
   2.608% due 03/25/35                                  1,062           1,062
Novastar NIM Trust (p)
   Series 2004-N1, Class NOTE
   4.458% due 02/26/34                                    560             560
   Series 2004-N2, Class NOTE
   4.458% due 06/26/34                                    639             636

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Option One Mortgage Loan Trust (E)
   Series 2001-4, Class A
   2.830% due 01/25/32                                    239             239
   Series 2003-1, Class A2
   2.950% due 02/25/33                                    591             593
   Series 2003-2, Class A2
   2.830% due 04/25/33                                    284             284
   Series 2002-2, Class A
   2.800% due 06/25/32                                    210             211
Option One Mortgage Securities Corp. NIM Trust
   (E)(p)
   Series 2003-3, Class N
   2.840% due 04/25/10                                     52              52
   Series 2003-6A, Class NOTE
   2.764% due 10/26/10                                    248             248
Pacificamerica Home Equity Loan
   Series 1998-2, Class AF
   6.590% due 06/26/28                                     38              38
Park Place Securities NIM Trust
   Series 2004-MCW, Class A (p)
   4.458% due 09/25/34                                    302             302
Park Place Securities, Inc.
   Series 2005-WCH, Class A3A (E)
   2.664% due 01/25/36                                    965             965
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1, Class AF2
   3.914% due 05/25/35                                    200             200
Renaissance NIM Trust (p)
   Series 2003-D, Class NOTE
   6.657% due 03/26/34                                    146             147
   Series 2004-B, Class NOTE
   5.193% due 08/26/34                                    393             393
   Series 2004-D, Class NOTE
   4.459% due 02/25/35                                    680             680

                                                       Diversified Bond Fund  73

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc.
   Series 2004-RS6, Class AI1 (E)
   2.680% due 08/25/22                                  1,061           1,061
   Series 2002-RS5, Class AII (E)
   2.900% due 09/25/32                                    300             301
   Series 2003-RS1, Class AII (E)
   2.920% due 02/25/33                                    460             461
   Series 2003-RS2, Class AII (E)
   2.870% due 03/25/33                                    494             495
   Series 2003-RS3, Class AII (E)
   2.890% due 04/25/33                                    440             441
   Series 2004-RS4, Class AI3
   4.003% due 01/25/30                                    470             471
   Series 2004-RS6, Class AI3
   4.540% due 08/25/28                                    375             380
   Series 2004-RS7, Class AI3
   4.450% due 07/25/28                                    885             895
   Series 2004-RS8, Class AI1 (E)
   2.710% due 12/25/23                                  1,860           1,860
   Series 2004-RS8, Class AI2
   3.810% due 01/25/26                                    375             375
   Series 2004-RS8, Class AI3
   4.230% due 05/25/29                                    245             247
   Series 2004-RS8, Class AII1 (E)
   2.670% due 05/25/26                                  1,529           1,529
Residential Asset Securities Corp.
   Series 2001-KS1, Class AII (E)
   2.765% due 03/25/32                                    214             215
   Series 2002-KS3, Class A1B (E)
   2.780% due 05/25/32                                    485             486
   Series 2003-KS9, Class AI1 (E)
   2.690% due 02/25/21                                    115             115
   Series 2004-KS8, Class AI2
   3.340% due 10/25/24                                    915             909
   Series 2003-KS1, Class AI3
   3.320% due 02/25/29                                    370             368
Saxon Asset Securities Trust (E)
   Series 2003-1, Class AV1
   2.840% due 06/25/33                                    441             442
   Series 2004-1, Class A
   2.800% due 03/25/35                                  1,064           1,065
Saxon Net Interest Margin Trust
   Series 2003-A, Class A (p)
   6.656% due 08/26/33                                     95              96
Sears Credit Account Master Trust (E)
   Series 2002-4, Class A
   2.610% due 08/18/09                                  1,900           1,901
   Series 2002-5, Class A
   2.860% due 11/17/09                                  1,700           1,701

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Securitized Asset Backed Receivables LLC Trust
   Series 2004-OP1, Class A2 (E)
   2.780% due 02/25/34                                    569             569
Sharp SP I LLC Net Interest Margin Trust
   Series 2004-FM1, Class N (p)
   6.160% due 09/25/33                                    133             133
SLM Student Loan Trust
   Series 2004-9, Class A1 (E)
   2.690% due 10/26/09                                  1,690           1,690
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1, Class A
   2.870% due 01/25/34                                    225             226
   Series 2004-BC2, Class A2
   2.800% due 05/25/35                                    833             835
Structured Asset Securities Corp.
   Series 2003-BC1, Class A (E)
   3.030% due 05/25/32                                    452             453
   Series 2004-19X, Class A2
   4.370% due 10/25/34                                    900             897
   Series 2005-2XS, Class 1A2A
   4.510% due 02/25/35                                    835             835
Superior Wholesale Inventory Financing Trust (E)
   Series 2000-A, Class A
   2.790% due 04/15/07                                  1,455           1,455
   Series 2004-A9, Class A
   2.453% due 05/15/09                                  4,600           4,604
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    263             278
Toyota Auto Receivables Owner Trust
   Series 2002-C, Class A4 (E)
   2.530% due 05/15/09                                    880             880
Volkswagen Credit Auto Master Trust
   Series 2000-1, Class A (E)
   2.655% due 08/20/07                                  1,870           1,871

 74  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Asset Securitization, Inc.
   Series 2003-HE3, Class A (E)
   2.780% due 11/25/33                                    464             465
Wells Fargo Home Equity Trust
   Series 2004-2, Class A31 (E)
   2.690% due 06/25/19                                    156             156
                                                                 ------------
                                                                      103,743
                                                                 ------------

Corporate Bonds and Notes - 14.3%
Altria Group, Inc.
   7.000% due 11/04/13                                    730             798
Amerada Hess Corp.
   7.300% due 08/15/31                                    660             766
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     85              89
American RE Corp.
   Series B
   7.450% due 12/15/26                                    565             650
Anheuser-Busch Cos., Inc.
   4.950% due 01/15/14                                    675             698
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    920           1,030
Bank of America Corp.
   3.875%-7.800% due 01/15/08-12/01/10                  2,535           2,564
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    180             201
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                                    765             738
BellSouth Corp.
   4.750%-5.200% due 11/15/12-12/15/16                    290             293
Berkshire Hathaway Finance Corp. (p)
   4.125% due 01/15/10                                  1,585           1,584
Boeing Capital Corp.
   6.100% due 03/01/11                                    165             180
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     55              65
Campbell Soup Co.
   5.875% due 10/01/08                                    160             170
Carolina Power & Light Co.
   6.500% due 07/15/12                                     15              17
Caterpillar Financial Services Corp. (N)
   4.875% due 06/15/07                                    445             456
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    210             224

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CIT Group, Inc.
   5.750%-6.875% due 09/25/07-11/01/09                    255             273
Citicorp
   7.250% due 10/15/11                                    370             429
Citigroup, Inc.
   3.500%-5.750% due 05/10/06-09/15/14                 12,670          12,845
Clorox Co. (p)
   4.200%-5.000% due 01/15/10-01/15/15                    405             408
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    100             105
Comcast Cable Communications
   6.875% due 06/15/09                                  1,500           1,657
Comcast Cable Communications Holdings, Inc.
   8.375%-9.455% due 03/15/13-11/15/22                  3,660           4,706
Comcast Corp.
   5.850%-6.500% due 01/15/10-01/15/15                  1,245           1,376
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                    920           1,130
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    235             253
Continental Airlines, Inc.
   Series 00-1
   7.918% due 05/01/10                                    480             484
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                    110             114
COX Communications, Inc.
   3.875% due 10/01/08                                    300             295
   4.625% due 01/15/10 (p)                              6,285           6,258
Credit Suisse First Boston USA, Inc.
   3.875%-5.500% due 01/15/08-08/15/13                    820             823
DaimlerChrysler NA Holding Corp.
   4.050%-4.750% due 01/15/08-06/04/08                  1,620           1,618
   2.960% due 05/24/06 (E)                                400             402

                                                       Diversified Bond Fund  75

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Detroit Edison Co.
   6.125%-6.350% due 10/01/10-10/15/32                    315             347
Devon Energy Corp.
   2.750%-7.950% due 08/01/06-04/15/32                  1,245           1,404
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    200             226
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     80              88
   4.125% due 02/15/08 (N)                                515             518
   5.700% due 09/17/12                                    465             495
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    430             544
DTE Energy Co.
   6.450% due 06/01/06                                    265             274
Duke Capital Corp.
   4.302% due 05/18/06                                    170             172
Duke Energy Corp.
   5.625% due 11/30/12                                    560             592
Duke Energy Field Services LLC
   5.750%-7.875% due 11/15/06-08/16/10                  1,740           2,017
   6.875% due 02/01/11 (N)                                 40              45
Eastman Kodak Co.
   7.250% due 11/15/13                                     50              54
EI Du Pont de Nemours & Co.
   8.250% due 09/15/06                                    465             498
Eli Lilly & Co.
   6.770% due 01/01/36                                    565             687
EOP Operating, LP
   4.650% due 10/01/10                                  2,600           2,604
FedEx Corp.
   7.600% due 07/01/97                                    155             189
Fifth Third Bank
   7.750% due 08/15/10                                    330             337
Financing Corp.
   Series 15P Principal Only STRIP Zero Coupon
   due 03/07/19                                           165              83
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    680             738
   Series C
   7.375% due 11/15/31                                  1,930           2,244
FleetBoston Financial Corp.
   4.875% due 12/01/06                                    645             659
Ford Motor Co.
   6.375%-7.450% due 02/01/29-07/16/31                    450             440

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   4.950%-7.875% due 02/01/06-02/01/11                  8,705           9,076
   3.240% due 11/16/06                                    900             897
FPL Group Capital, Inc.
   6.125% due 05/15/07                                    510             536
General Electric Capital Corp.
   3.250% due 06/15/09                                  1,155           1,118
   Series MTNA
   4.250%-4.250% due 01/15/08-12/01/10                  1,055           1,067
   4.750% due 09/15/14 (N)                                210             211
General Electric Co.
   5.000% due 02/01/13                                  2,265           2,334
General Motors Acceptance Corp.
   5.625%-7.250% due 09/15/06-12/01/14                 10,280          10,315
   7.000% due 02/01/12                                  1,060           1,068
General Motors Corp.
   7.125%-8.375% due 07/15/13-07/15/33                    320             322
Golden West Financial Corp.
   4.125% due 08/15/07                                    220             222
Goldman Sachs Group, Inc.
   4.125%-7.350% due 01/15/08-01/15/15                  5,395           5,580
   Series MTNB
   2.630% due 08/01/06 (E)                              1,400           1,400
Historic TW, Inc.
   6.950%-9.125% due 01/15/13-01/15/28                  1,565           1,852
HJ Heinz Co.
   6.375% due 07/15/28                                     50              57
HJ Heinz Finance Co.
   6.000%-6.750% due 03/15/12-03/15/32                    155             182
Household Finance Corp.
   4.125%-7.000% due 01/30/07-11/27/12                  9,475           9,844
HVB Funding Trust I (p)
   8.741% due 06/30/31                                    360             469
International Lease Finance Corp.
   4.750%-6.375% due 03/15/09-07/01/09                  3,535           3,732
   Series MTNP
   3.125% due 05/03/07                                  1,235           1,217

 76  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
International Paper Co.
   5.500% due 01/15/14                                    635             665
ITT Industries, Inc.
   7.400% due 11/15/25                                    240             286
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    310             332
JPMorgan Chase & Co.
   6.750% due 02/01/11 (N)                                960           1,080
   4.500%-5.125% due 01/15/12-09/15/14                  8,605           8,687
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    920           1,032
Kerr-McGee Corp.
   6.875%-7.875% due 09/15/11-09/15/31                  1,035           1,209
Keycorp
   7.500% due 06/15/06                                    565             593
Kinder Morgan, Inc.
   6.500% due 09/01/12                                    435             479
Kraft Foods, Inc.
   4.000%-5.625% due 10/01/08-11/01/11                  3,005           3,105
Kroger Co. (The) (N)
   7.500% due 04/01/31                                     70              85
Lehman Brothers Holdings, Inc.
   4.000%-6.625% due 01/22/08-01/18/12                    815             855
Liberty Media Corp.
   5.700% due 05/15/13                                    110             108
Lockheed Martin Corp.
   8.500% due 12/01/29                                    410             572
Mach One Trust Commercial Mortgage-Backed
   Series 2004-1A,Class A3 (p)
   5.220% due 05/28/40                                  1,480           1,518
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    145             172
May Department Stores Co. (The) (N)
   4.800%-5.750% due 07/15/09-07/15/14                    330             340
Merrill Lynch & Co., Inc.
   Series MTNB (N)
   3.125% due 07/15/08                                  1,165           1,136
   Series MTNC
   5.000% due 01/15/15                                  2,745           2,753
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    330             346
Monumental Global Funding II (p)
   3.850% due 03/03/08                                    320             320

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley
   3.625%-6.750% due 04/01/08-04/15/11                  2,000           2,046
   Series MTNF
   2.795% due 01/18/08 (E)                              1,400           1,402
MSC
   3.100% due 01/13/41                                  1,645           1,613
Natexis Ambs Co. LLC (p)(f)
   8.440% due 12/29/49                                    270             302
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                    870             926
NB Capital Trust IV
   8.250% due 04/15/27                                    160             180
News America Holdings
   7.750%-9.250% due 02/01/13-12/01/95                    430             533
   8.250% due 10/17/96 (N)                                 75              95
News America, Inc.
   6.200% due 12/15/34 (p)                              8,715           8,990
   6.750% due 01/09/38                                     45              50
Nisource Finance Corp.
   7.875% due 11/15/10                                    355             416
Norfolk Southern Corp.
   6.200%-7.900% due 04/15/09-05/15/97                  1,455           1,676
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                    860           1,052
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    185             256
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     35              37
Oncor Electric Delivery Co.
   6.375% due 01/15/15                                    180             200
Pacific Gas & Electric Co.
   3.600%-6.050% due 03/01/09-03/01/34                    680             710
   3.260% due 04/03/06 (E)                                800             801
Pacificorp
   4.300% due 09/15/08                                    615             621
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                  1,600           1,788
   Series I44A
   9.500% due 09/15/27 (N)(p)                              90             115

                                                       Diversified Bond Fund  77

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PNC Funding Corp.
   7.500% due 11/01/09                                    620             702
Progress Energy, Inc.
   5.850%-7.750% due 10/30/08-10/30/31                  2,150           2,378
Prudential Financial, Inc.
   Series MTNB
   5.100% due 09/20/14                                  1,070           1,084
Raytheon Co.
   6.750% due 08/15/07                                    439             469
RBS Capital Trust I (f)
   5.512% due 09/29/49                                    525             542
Safeway, Inc.
   7.250% due 02/01/31                                     45              52
SBC Communications, Inc.
   4.125%-5.100% due 09/15/09-09/15/14                    440             441
Simon Property Group, LP
   4.875%-4.875% due 03/18/10-08/15/10                  1,785           1,816
Southern California Edison Co.
   8.000% due 02/15/07                                    288             312
Sovereign Bank
   5.125% due 03/15/13                                    445             450
Sprint Capital Corp.
   6.000%-8.375% due 01/15/07-11/15/28                  4,380           4,797
   8.750% due 03/15/32 (N)                              2,675           3,623
Tele-Communications-TCI Group
   7.875%-9.800% due 02/01/12-08/01/13                  1,160           1,428
Time Warner Entertainment Co., LP
   Series *
   8.375% due 07/15/33                                    190             252
Time Warner, Inc.
   6.750%-7.700% due 04/15/11-05/01/32                  2,805           3,286
Travelers Property Casualty Corp. (N)
   5.000% due 03/15/13                                    160             159
TXU Electric Delivery Co.
   6.375% due 05/01/12                                     25              28
TXU Energy Co. LLC
   7.000% due 03/15/13                                    545             614
Unilever Capital Corp.
   5.900% due 11/15/32                                    325             354
Univision Communications, Inc.
   3.500% due 10/15/07                                    780             768
US Bancorp
   Series MTNN
   3.125% due 03/15/08                                  1,380           1,349
US Bank NA
   5.700% due 12/15/08                                     70              74

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Verizon Global Funding Corp.
   7.375% due 09/01/12                                    670             786
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                  1,110           1,201
Verizon New York, Inc.
   Series B
   7.375% due 04/01/32                                  1,765           2,078
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    555             572
Viacom, Inc.
   6.625%-7.700% due 07/30/10-05/15/11                  1,420           1,598
Virginia Electric and Power Co.
   Series A
   5.375% due 02/01/07                                  1,500           1,546
Wachovia Corp.
   5.250%-6.550% due 08/01/14-10/15/35                  4,125           4,296
Waste Management, Inc.
   6.375% due 11/15/12                                    445             493
Wells Fargo & Co.
   3.500%-4.950% due 04/04/08-10/16/13                  1,135           1,137
Weyerhaeuser Co.
   6.125%-6.750% due 03/15/07-03/15/12                  1,334           1,491
Wyeth
   5.500% due 03/15/13-02/01/14                           170             178
XTO Energy, Inc.
   6.250% due 04/15/13                                    450             495
Yum! Brands, Inc.
   8.875% due 04/15/11                                    165             203
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,250           1,401
                                                                 ------------
                                                                      202,388
                                                                 ------------

 78  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
International Debt - 4.1%
Abbey National PLC
   (Step Up, 7.570% 06/15/08) (f)
   6.700% due 06/29/49                                    550             592
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    400             508
Apache Finance Canada Corp.
   4.375% due 05/15/15                                    615             601
Argent NIM Trust
   Series 2004-WN2, Class A (p)
   4.550% due 04/25/34                                    189             189
AXA SA
   8.600% due 12/15/30                                    555             750
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    365             421
British Telecommunications PLC
   8.875% due 12/15/30                                    125             171
Canadian Natural Resources, Ltd.
   5.850% due 02/01/35                                  1,245           1,281
Chalet Finance PLC
   Series 2003-2A, Class A1 (E)(p)
   2.580% due 11/26/13                                  1,070           1,071
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                    590             589
Chile Government International Bond
   5.625% due 07/23/07                                    675             702
Conoco Funding Co.
   6.350% due 10/15/11                                    950           1,062
Credit-Based Asset Servicing and Securitization
   CBO, Ltd.
   Series 2004-9A, Class A1 (p)(E)
   2.970% due 04/08/39                                  2,352           2,352
Crest, Ltd.
   Series 2003-2A, Class C2 (p)
   5.709% due 12/28/38                                  1,655           1,722
Deutsche Telekom International Finance BV
   5.250%-8.750% due 06/15/10-06/15/30                  5,065           6,599
Diageo Finance BV
   3.000% due 12/15/06                                    705             696
Domtar, Inc.
   7.875% due 10/15/11                                  2,225           2,558
EnCana Corp.
   6.500% due 08/15/34                                     95             107
Export Import Bank of Korea (p)
   4.125% due 02/10/09                                    290             288
First Franklin NIM Trust
   Series 2004-FF5, Class N1 (p)
   4.212% due 04/25/34                                    250             250

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
France Telecom SA
   7.950%-9.250% due 03/01/06-03/01/31                  2,085           2,330
G-Force CDO, Ltd.
   Series 2003-1A, Class CFX (p)
   5.700% due 12/25/38                                    750             766
Holmes Financing PLC
   Series 2002-6, Class 2A (E)
   2.830% due 04/15/08                                  3,000           3,000
Intelsat, Ltd.
   6.500% due 11/01/13                                    470             394
Interstar Millennium Trust
   Series 2003-5G, Class A2 (E)
   2.920% due 01/20/36                                  1,240           1,243
Korea Development Bank
   4.250% due 11/13/07                                    820             824
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    145             147
Medallion Trust
   Series 2003-1G, Class A (E)
   2.710% due 12/21/33                                    638             638
Mexico Government International Bond
   6.375%-8.375% due 01/14/11-09/27/34                  8,136           9,130
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    410             435
Mound Financing PLC
   Series 2001-2A, Class A2 (E)(p)
   2.410% due 11/08/07                                  1,480           1,478
Newcastle CDO I, Ltd.
   Series 2004-4A, Class 3FX (p)
   5.110% due 03/24/39                                    870             860
Paragon Mortgages PLC
   Series 2004-7A, Class A1A (E)(p)
   2.500% due 05/15/34                                    798             798
Province of Quebec
   7.500% due 07/15/23                                    480             627
   5.000% due 07/17/09 (N)                                 40              42
Royal KPN NV
   8.000% due 10/01/10                                    240             282
Russia Government International Bond (p)
   5.000% due 03/31/30                                  1,450           1,522
Santander Financial Issuances
   6.375% due 02/15/11                                    120             132

                                                       Diversified Bond Fund  79

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    285             331
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    230             250
Telecom Italia Capital SA (p)
   4.000%-6.375% due 01/15/10-09/30/34                  7,355           7,404
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    495             496
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                    505             509
Tyco International Group SA
   6.000%-6.375% due 10/15/11-11/15/13                  1,350           1,479
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     60              68
Vodafone Group PLC
   7.750% due 02/15/10                                    350             404
Wells Fargo Home Equity Trust
   Series 2004-2N, Class N1 (p)
   4.450% due 10/26/34                                    320             320
                                                                 ------------
                                                                       58,418
                                                                 ------------

Mortgage-Backed Securities - 35.3%
Arcap Reit, Inc.
   Series 2004-RR3, Class B (p)
   5.040% due 09/21/45                                    460             464
Banc of America Commercial Mortgage, Inc.
   Series 2004-3, Class A3
   4.875% due 06/10/39                                  1,000           1,028
   Series 2004-4, Class A3
   4.128% due 07/10/42                                    685             684
Bank of America Mortgage Securities
   Series 2004-1, Class 5A1
   6.500% due 09/25/33                                     80              81
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-11, Class 1A1
   5.639% due 02/25/33                                     60              60
   Series 2002-11, Class 1A2
   5.350% due 02/25/33                                    142             144
   Series 2003-1, Class 6A1
   5.110% due 04/25/33                                    248             248
Commercial Mortgage Acceptance Corp.
   Series 1998-C2, Class A2
   6.030% due 09/15/30                                    815             851
Countrywide Alternative Loan Trust
   Series 2004-J7, Class 1A6
   5.013% due 08/25/34                                    945             952

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2003-42, Class 2A1 (E)
   2.548% due 10/25/33                                    310             310
Fannie Mae
   Series 1993-134, Class H
   6.500% due 08/25/08                                  1,045           1,093
   Series 1993-208, Class SA Interest Only STRIP
   (E)
   0.450% due 02/25/23                                    986               3
   Series 1997-81, Class PC
   5.000% due 04/18/27                                     45              45
   4.500%-10.500% due 2006-2035                       113,096         115,645
   Series 2004-27, Class JC
   5.000% due 05/25/34                                    791             781
   15 Year TBA (I)
   4.500%-5.500%                                       44,540          48,102
   30 Year TBA (I)
   4.500%-6.500%                                       99,045         100,632
Fannie Mae Grantor Trust
   Series 2001-T6, Class B
   6.088% due 05/25/11                                  1,150           1,261
Fannie Mae Whole Loan
   Series 2003-W1, Class 1A1
   6.500% due 12/25/42                                    149             154
   Series 2003-W5, Class A (E)
   2.640% due 04/25/33                                  1,249           1,252
   Series 2003-W9, Class A
   2.650% due 06/25/33 (E)                              1,786           1,786
Federal Home Loan Mortgage Corp.
   4.500% due 2018                                      2,411           2,413
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H01, Class A1
   1.582% due 09/15/08                                    570             565
   Series 2004-H01, Class A1
   2.614% due 07/15/11                                  2,005           1,980
Federal National Mortgage Association
   4.500%-6.500% due 2018-2034                         20,907          21,046

 80  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac
   4.500%-12.000% due 2008-2034                        37,593          38,559
   Series 1991-105, Class G
   7.000% due 03/15/21                                     87              88
   7.818% due 07/01/30 (E)                                 11              11
   Series 2002-250, Class L
   5.500% due 03/15/15                                      1               1
   Series 2003-263, Class IO Interest Only STRIP
   5.000% due 10/15/27                                  1,563             171
   Series 2003-263, Class IA Interest Only STRIP
   5.000% due 06/15/22                                  2,052             145
   Series 2003-264, Class IC Interest Only STRIP
   5.000% due 05/15/22                                  1,730             184
   30 Year TBA (I)
   5.000%-6.000%                                       47,785          48,595
   Series 2003-263, Class YH
   3.500% due 08/15/22                                  1,500           1,487
   Series 2004-282, Class EI Interest Only STRIP
   5.000% due 09/15/20                                    743              96
   Series 2004-285, Class YJ Interest Only STRIP
   5.500% due 03/15/20                                  1,728             137
   Series 2004-288, Class QI Interest Only STRIP
   5.500% due 02/15/24                                    780              80
   Series 2004-288, Class HC
   5.500% due 07/15/28                                    890             921
G Force
   4.830% due 09/22/13                                  2,105           2,125
Ginnie Mae I
   5.000%-10.500% due 2007-2034                        12,362          12,929
   30 Year TBA (I)
   5.000%-6.500%                                       44,260          45,686
Ginnie Mae II
   3.375%-4.625% due 2023-2024                          1,154           1,170
   30 Year TBA (I)
   5.500%                                               3,055           3,130
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C2, Class A1
   6.570% due 09/15/33                                    313             317
GMAC Mortgage Corp. Loan Trust (E)
   Series 2003-AR2, Class 2A1
   2.690% due 12/19/33                                    638             637
   Series 2003-AR1, Class A1
   2.660% due 10/19/33                                    192             192

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Government National Mortgage Association
   Series 2002-61, Class A
   3.261% due 12/16/16                                     51              51
   Series 2002-61, Class BA
   4.648% due 03/16/26                                    785             798
   Series 1998-23, Class ZA
   6.500% due 09/20/28                                  4,882           5,096
   Series 2004-64, Class JH
   5.500% due 07/20/30                                    540             560
Government National Mortgage Association I
   5.000% due 2033                                      1,675           1,689
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1, Class A7
   5.317% due 06/10/36                                  1,560           1,636
   Series 2005-GG3, Class A1
   3.919% due 08/10/42                                  2,550           2,556
   Series 2005-GG3, Class A4
   4.799% due 08/10/42                                  1,020           1,025
GS Mortgage Securities Corp. II
   Series 1998-C1, Class A2
   6.620% due 10/18/30                                  1,575           1,696
IndyMac Loan Trust (p)(E)
   Series 2003-L1, Class A1
   2.910% due 11/25/08                                    628             628
   Series 2004-L1, Class A1
   2.810% due 07/25/09                                  1,120           1,120
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2004-LN2, Class A1
   4.475% due 07/15/41                                    917             923
   Series 2003-ML1, Class A2
   4.767% due 03/12/39                                    835             846
   Series 2004-CBX, Class A6
   4.899% due 01/12/37                                  2,360           2,395
   Series 2004-C3, Class A4
   4.657% due 01/15/42                                  1,410           1,418
LB-UBS Commercial Mortgage Trust
   Series 2001-C3, Class A1
   6.058% due 06/15/20                                    427             449
   Series 2004-C4, Class A3
   4.987% due 06/15/29                                  1,455           1,517

                                                       Diversified Bond Fund  81

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merrill Lynch Mortgage Trust
   Series 2004-MKB, Class A2
   4.353% due 02/12/42                                    880             887
Morgan Stanley Capital I
   Series 2004-IQ7, Class A4
   5.435% due 06/15/38                                  1,650           1,747
   Series 2004-HQ3, Class A2
   4.050% due 01/13/41                                    905             898
   Series 2005-T17, Class A5
   4.780% due 12/13/41                                  1,025           1,031
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP, Class A3
   6.200% due 07/15/33                                    790             841
Mortgage Capital Funding, Inc.
   Series 1998-MC2, Class A2
   6.423% due 06/18/30                                  1,691           1,798
Nationslink Funding Corp.
   Series 1999-SL, Class A4
   6.654% due 11/10/30                                    335             342
Prime Mortgage Trust (E)
   Series 2004-CL1, Class 1A2
   2.930% due 02/25/34                                    198             198
   Series 2004-CL1, Class 2A2
   2.930% due 02/25/19                                     50              50
SACO I, Inc.
   Series 2004-2, Class A2 (p)(E)
   2.720% due 07/25/19                                  1,057           1,057
Small Business Administration
   Series 1999-P10, Class 1
   7.540% due 08/10/09                                  1,217           1,312
   Series 2000-P10, Class 1
   7.449% due 08/01/10                                    135             145
   Series 2000-10B, Class 1
   7.452% due 09/01/10                                  3,194           3,437
Structured Asset Securities Corp.
   Series 2002-HF1, Class A (E)
   2.820% due 01/25/33                                     31              31
   Series 2004-21X, Class 1A3
   4.440% due 12/25/34                                  1,515           1,511
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16, Class A2
   4.380% due 10/15/41                                  1,510           1,519
Washington Mutual
   Series 2004-AR1, Class A1B1 (E)
   2.820% due 11/25/34                                  1,230           1,230
                                                                 ------------
                                                                      500,678
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Municipal Bonds - 0.1%
Badger TOB Asset Securitization Corp. Revenue
   Bonds, weekly demand
   6.375% due 06/01/32                                    700             692
Golden State Tobacco Securitization Corp.
   Revenue Bonds,
   weekly demand
   5.000% due 06/01/21                                    820             825
New York City Municipal Water Finance Authority
   Revenue Bonds, weekly demand
   5.000% due 06/15/34                                    100             104
University of Texas Revenue Bonds, weekly demand
   5.000% due 08/15/33                                    100             104
                                                                 ------------
                                                                        1,725
                                                                 ------------

Non-US Bonds - 1.2%
Bundesobligation
   3.250% due 04/17/09                           EUR    4,340           5,745
Canadian Government Bond
   5.750% due 06/01/33                           CAD      200             187
Deutsche Bundesrepublik
   4.250%-5.625% due 07/04/12-01/04/31           EUR    7,350          10,893
Spain Government Bond
   4.200% due 01/31/37                           EUR      200             267
                                                                 ------------
                                                                       17,092
                                                                 ------------

United States Government Agencies - 5.4%
Fannie Mae
   Zero Coupon due 07/05/14                             2,570           1,662
   3.250%-7.250% due 01/12/07-08/06/38                 26,630          27,800
   2.500%-4.375% due 06/15/08-03/15/13 (N)              8,830           8,576
Federal Home Loan Bank System
   2.500%-5.375% due 03/13/06-08/15/19                 15,420          15,407
Financing Corp.
   Principal Only STRIP
   Zero Coupon
   due 05/11/18-09/26/19                                1,705             849
Freddie Mac
   3.625%-7.000% due 07/15/06-03/15/31                 19,660          20,958
   4.000% due 12/15/09 (N)                              1,645           1,647
                                                                 ------------
                                                                       76,899
                                                                 ------------

 82  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Government Treasuries - 25.1%
United States Treasury Inflation Indexed Bonds
   (N)
   0.875%-4.250% due 01/15/09-01/15/25                 37,770          39,177
United States Treasury Note
   2.250%-13.250% due 04/30/06-02/15/31               234,275         248,987
   3.375%-8.875% due 05/15/06-02/15/26 (N)             63,065          65,761
United States Treasury Principal
   Principal Only STRIP
   Zero Coupon due 11/15/21                             3,640           1,644
                                                                 ------------
                                                                      355,569
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,302,381)                                                   1,316,512
                                                                 ------------

PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
Centaur Funding Corp. (p)                             390,000             524
DG Funding Trust (p)                                      103           1,119
Federal National Mortgage Association (AE)              7,800             441
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,893)                                                           2,084
                                                                 ------------
                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Euribor Futures
   Dec 2005 93.25 (EUR) Put (15)                        4,558              --
Eurodollar Futures
   Sep 2005 95.50 Call (13)                             3,134              32
Eurodollar Futures (CME)
   Mar 2005 94.75 Put (270)                            63,956               2
United States Treasury Bonds
   Feb 2005 115.00 Call (6)                               690               1
   Feb 2005 116.00 Call (3)                               348               5
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $46)                                                                 40
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 24.4%
Bank of America Corp. Commercial Paper (z)
   2.610% due 04/20/05                                  6,600           6,600
Bank of Ireland Governor & Co. (z)
   2.560% due 05/05/05                                  7,200           7,139
Barclays US Funding, LLC (z)
   2.635%-2.685% due 04/27/05-05/24/05                  1,700           1,686
CBA (DE) Finance Discount Note (z)
   2.440% due 05/21/05                                  7,300           7,276
Danske Corp. Discount Note Series A (z)
   2.035% due 02/14/05 (c)                              2,400           2,398
   2.495%-2.530% due 04/07/05-05/06/05                  5,600           5,552
DNB Nor Bank ASA (z)
   2.365% due 02/17/05 (c)                              6,900           6,893
   2.700% due 05/31/05                                  1,300           1,288
Fannie Mae
   9.500% due 2005                                          1               1
Fannie Mae Discount Note (z)
   2.110%-2.203% due 02/16/05-03/01/05 (c)              7,200           7,190
   2.422%-2.580% due 04/06/05-04/27/05                 14,000          13,912
Federal Home Loan Discount Corp. (c)(z)
   2.157%-5.500% due 02/11/05-03/04/05                 11,300          11,288
Federal National Mortgage Association Discount
   (z)
   2.430% due 03/23/05 (c)                              4,700           4,684
   2.440% due 04/01/05                                    225             223
Ford Motor Credit Co.
   7.500% due 03/15/05 (c)(z)                             800             805
   7.600% due 08/01/05                                    200             204
Frank Russell Investment Company Money Market
   Fund                                           173,952,032         173,952
Freddie Discount (c)(z)(N)
   2.386% due 03/29/05                                 12,000          11,954
Freddie Mac Discount Note (c)(z)
   2.100%-2.255% due 02/22/05-03/08/05                  8,300           8,286
General Electric Capital Corp. Discount Note (z)
   2.040% due 02/04/05 (c)                              3,000           3,000
   2.540% due 04/12/05                                  4,900           4,869

                                                       Diversified Bond Fund  83

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Motors Acceptance Corp.
   7.500% due 07/15/05                                    500             508
   4.230% due 05/19/05 (E)                                800             803
General Motors Acceptance Corp. Years 1 & 2 (z)
   2.404% due 03/22/05 (c)                                400             399
   2.436%-2.535% due 04/05/05                           1,000             984
HBOS Treasury Services, PLC (c)(z)
   2.130% due 02/02/05                                    100             100
KFW International Finance, Inc. (c)(z)
   2.480% due 03/22/05                                  7,300           7,275
NPF XII, Inc.
   Series 2002-1A, Class A (p)(E)
   2.390% due 05/02/05                                  1,825             128
Pfizer Inc. (z)
   2.330% due 03/03/05 (c)                                400             399
   2.575% due 04/20/05                                  5,100           5,067
Rabobank USA Financial Corp. (c)(z)
   2.470% due 02/01/05                                  2,500           2,500
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4, Class AIO
   Interest Only STRIP
   5.750% due 04/25/05                                    599               6
Royal Bank of Scotland (c)(z)
   2.350% due 02/16/05                                    900             899
Santander Financial Issuances
   6.800% due 07/15/05                                     90              91
Skandinaviska Enskilda Banken (z)
   2.665% due 05/23/05                                  7,100           7,036
Spintab Swedish Mortgage (z)
   2.620% due 04/26/05                                  7,500           7,451
Statens Bostads Finance (c)(z)
   2.380% due 03/07/05                                  7,000           6,984
Swedbank Forenings (c)(z)
   2.710% due 03/31/05                                    700             694
Tennessee Valley Authority
   6.375% due 06/15/05                                     15              15
Total Fina Elf (c)(z)
   2.480% due 02/01/05                                  7,500           7,500
UBS Financial Del, LLC (z)
   2.565%-2.675% due 05/06/05-05/26/05                  8,200           8,129
United States Treasury Bills (c)(z)
   2.172%-2.180% due 03/03/05-03/31/05                  1,450           1,448
   2.239% due 03/17/05 (sec.)                             880             878
United States Treasury Note
   6.750% due 05/15/05                                    710             718

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
US Bank NA
   Series BKNT
   5.625% due 11/30/05                                    500             510
Westpac Capital Corp. Years 1 & 2 (z)
   2.460% due 04/11/05                                  7,000           6,947
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $348,316)                                                       346,669
                                                                 ------------

OTHER SECURITIES - 5.9%
Frank Russell Investment Company Money Market
   Fund (X)                                        34,868,502          34,869
State Street Securities Lending
   Quality Trust (X)                               48,227,387          48,227
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $83,096)                                                         83,096
                                                                 ------------

TOTAL INVESTMENTS - 123.2%
(identified cost $1,735,732)                                        1,748,401

OTHER ASSETS AND LIABILITIES,
NET - (23.2%)                                                        (329,518)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,418,883
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 84  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 06/05 (44)                              10,640                (13)
   expiration date 09/05 (535)                            129,055               (209)
   expiration date 12/05 (200)                             48,153                (80)

Germany, Federal Republic
10 Year Bonds
   expiration date 03/05 (162)                             25,322                178

10 Year Interest Rate Swap Future
   expiration date 03/05 (34)                               3,792                 58

United States Treasury Bonds
   expiration date 03/05 (34)                               3,905                 96

United States Treasury 2 Year Notes
   expiration date 03/05 (210)                             43,903               (105)
United States Treasury 5 Year Notes
   expiration date 03/05 (541)                             59,104                 25

United States Treasury 10 Year Notes
   expiration date 03/05 (523)                             58,715                541

Short Positions
United States Treasury Bonds
   expiration date 03/05 (61)                               7,005               (149)

United States Treasury 5 Year Notes
   expiration date 03/05 (155)                             16,934                (21)

United States Treasury 10 Year Notes
   expiration date 03/05 (333)                             37,379               (310)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                         11
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Euribor Futures
Jun 2005 97.75 (EUR) Put (27)                               8,600                  5

United States Treasury Bonds
May 2005 118.00 Call (2)                                      236                 (1)
May 2005 108.00 Put (47)                                    5,076                (20)

United States Treasury Notes

10 Year Futures
   Feb 2005 114.00 Call (153)                              17,442                 (7)
   May 2005 113.00 Call (12)                                1,356                 (7)
   May 2005 114.00 Call (26)                                2,964                 (8)
   Feb 2005 108.00 Put (112)                               12,096                 (2)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $137)                                                      (40)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Diversified Bond Fund  85

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD          27,628      EUR        21,168    02/08/05                  4
USD           1,972      EUR         1,480    03/18/05                (41)
USD           2,654      JPY       274,480    02/02/05                 (5)
USD             630      JPY        64,480    03/10/05                 (6)
USD           2,044      JPY       210,000    03/10/05                (12)
CAD             233      USD           189    02/17/05                  1
EUR          10,584      USD        13,868    02/08/05                 52
EUR          10,584      USD        13,995    02/08/05                179
EUR              40      USD            53    02/10/05                  1
EUR              42      USD            55    02/10/05                  1
EUR              81      USD           106    02/10/05                 --
EUR              84      USD           111    02/10/05                  2
EUR             245      USD           321    02/10/05                  1
EUR           2,594      USD         3,434    02/10/05                 53
EUR          21,168      USD        27,668    05/10/05                 (8)
JPY         274,480      USD         2,661    03/10/05                  5
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Foreign
  Currency Exchange Contracts                                         227
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 86  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAPS
-------------------------------------------------------------------------------------------------------
                                         NOTIONAL
           COUNTER                        AMOUNT
            PARTY                            $                FUND RECEIVES            FUND PAYS
------------------------------   -------------------------   ----------------   -----------------------
Goldman Sachs                    USD                 1,600             5.000%   Three Month LIBOR
Lehman Brothers                  USD                 5,000             5.000%   Three Month LIBOR
Morgan Stanley                   USD                11,700             5.000%   Three Month LIBOR

Total Market Value of Interest Rate Swaps Premiums Paid (Received) - ($411)

INTEREST RATE SWAPS
------------------------------  ---------------------------------
                                                      MARKET
           COUNTER               TERMINATION          VALUE
            PARTY                    DATE               $
------------------------------  --------------   ----------------
Goldman Sachs                      06/15/15                   (48)
Lehman Brothers                    06/15/15                  (150)
Morgan Stanley                     06/15/15                  (332)
                                                 ----------------
Total Market Value of Interest                               (530)
                                                 ================

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Diversified Bond Fund  87

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 82.5%
Asset-Backed Securities - 7.7%
ABSC NIMs Trust
   Series 2004-HE1, Class A
   7.000% due 01/17/34                                    198             198
Alliance Capital Funding LLC
   Series 1998-1, Class A3 (p)
   5.840% due 02/15/10                                    121             123
American Airlines, Inc.
   6.817%-7.858%
   due 05/23/11-10/01/11                                1,250           1,233
American Express Credit Account Master Trust
   Series 2002-3, Class A (E)
   2.590% due 12/15/09                                  1,800           1,804
   Series 2002-1, Class A (E)
   2.590% due 09/15/09                                  1,600           1,603
   Series 2004-3, Class A
   4.350% due 12/15/11                                    150             152
Asset Backed Funding Certificates (E)
   Series 2004-HE1, Class A1
   2.660% due 06/25/22                                    646             646
   Series 2004-OPT, Class A2
   2.720% due 06/25/25                                  1,722           1,722
Bear Stearns Asset Backed Securities, Inc.
   Series 2004-BO1, Class 1A1 (E)
   2.730% due 09/25/34                                  1,841           1,842
Capital Auto Receivables Asset Trust
   Series 2003-2, Class A3A
   1.440% due 02/15/07                                    888             880
   Series 2003-3, Class A3B (E)
   2.560% due 01/15/08                                  1,000           1,001
   Series 2004-2, Class A2
   3.350% due 02/15/08                                    900             897
Capital One Multi-Asset Execution Trust
   Series 2003-C2, Class C2
   4.320% due 04/15/09                                    205             207
Cendant Timeshare Receivables Funding LLC
   Series 2004-1A, Class A1 (p)
   3.670% due 05/20/16                                    394             392
Centex Home Equity
   Series 2004-B, Class AF1
   1.833% due 09/25/19                                    479             476
   Series 2004-C, Class AF1
   2.820% due 01/25/19                                    658             655
   Series 2005-A, Class AV1 (E)
   2.670% due 08/25/27                                  1,800           1,800

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Centex Home Equity Co. LLC
   Series 2004-2, Class A1 (E)
   2.700% due 01/25/25                                    980             980
Chancellor/Triton CBO, Ltd.
   Series 1998-1A, Class A1 (p)
   6.710% due 08/05/10                                    496             496
Chase Funding Net Interest Margin
   Series 2003-6A, Class NOTE (p)
   5.000% due 01/27/35                                     59              59
Citibank Credit Card Issuance Trust
   Series 2000-A3, Class A3
   6.875% due 11/16/09                                    900             974
   Series 2002-A2, Class A2 (E)(N)
   2.320% due 02/15/07                                  1,500           1,500
Citifinancial Mortgage Securities, Inc.
   Series 2003-3, Class AF2
   3.082% due 08/25/33                                    360             358
   Series 2003-4, Class AF3
   3.221% due 10/25/33                                    370             368
Conseco Finance
   Series 2000-C, Class A (E)
   2.850% due 12/15/29                                    603             603
Continental Airlines, Inc.
   6.545%-8.499%
   due 05/01/11-02/02/19                                  653             635
Countrywide Asset-Backed Certificates
   Series 2004-1NI, Class NOTE (p)
   6.000% due 05/25/34                                    203             204
   Series 2000-2, Class AV1 (E)
   2.760% due 06/25/31                                      9               9
   Series 2004-7, Class AF2
   3.324% due 12/25/23                                  1,310           1,299
   Series 2004-9, Class AF2
   3.337% due 09/25/23                                    625             621
   Series 2004-10, Class AF2
   3.323% due 05/25/22                                    920             911
   Series 2004-5, Class 4A1 (E)
   2.530% due 08/25/23                                    220             220
   Series 2004-13, Class AF2
   3.683% due 08/25/24                                    695             691
   Series 2004-13, Class AV2 (E)
   2.680% due 05/25/34                                    820             821
   Series 2004-S1, Class A2
   3.872% due 03/25/20                                    745             741
Entergy Gulf States, Inc. (E)
   2.800% due 12/01/09                                    335             335

 88  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Equity One ABS, Inc.
   Series 2004-2, Class AF1 (E)
   2.640% due 07/25/34                                  1,841           1,841
Fannie Mae
   Series 1992-10, Class ZD
   8.000% due 11/25/21                                  1,337           1,389
   Series 1996-46, Class ZA
   7.500% due 11/25/26                                    478             510
   Series 2005-1, Class KZ
   5.000% due 02/25/35                                    630             545
Fannie Mae Grantor Trust
   Series 2004-T4, Class A3
   4.420% due 08/25/24                                    610             614
   Series 2004-T4, Class A2
   3.930% due 02/25/20                                    685             686
FHA 221D4
   7.430% due 07/02/22                                    277             281
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1, Class A
   2.530% due 06/15/10                                    800             800
   Series 2004-2, Class A
   2.520% due 09/15/10                                  1,950           1,951
GE Dealer Floorplan Master Note Trust
   Series 2004-1, Class A (E)
   2.550% due 07/20/08                                  1,050           1,050
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE4, Class A1 (E)
   2.640% due 03/25/35                                  1,300           1,300
   Series 2004-HE5, Class A3
   3.970% due 09/25/34                                  1,570           1,567
Golden Tree High Yield Opportunities, LP
   Series 2000-1, Class C1
   9.404% due 10/31/07                                  1,100           1,123
GSAA Trust
   Series 2004-4N, Class Note (p)
   6.250% due 05/25/34                                    578             578
Harley-Davidson Motorcycle Trust
   Series 2003-1, Class A1
   1.560% due 05/15/07                                     69              69
   Series 2004-2, Class A1
   2.180% due 01/15/09                                  1,161           1,153
HFC Home Equity Loan Asset Backed Certificates
   Series 2003-1, Class A (E)
   2.850% due 10/20/32                                    801             802
Home Equity Asset Trust
   Series 2003-5N, Class A (p)
   7.500% due 01/27/34                                     32              32

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Honda Auto Receivables Owner Trust
   Series 2004-2, Class A2
   2.520% due 02/15/07                                  1,500           1,495
Long Beach Mortgage Loan Trust (E)
   Series 2003-1, Class A2
   2.930% due 03/25/33                                    402             403
   Series 2004-A, Class A
   2.680% due 02/25/24                                    947             948
   Series 2005-1, Class 2A1
   2.540% due 02/25/35                                  1,700           1,700
MBNA Credit Card Master Note Trust
   Series 2002-A10, Class A10 (E)
   2.620% due 02/16/10                                  1,700           1,706
MBNA Master Credit Card Trust USA
   Series 1996-B, Class A (E)
   2.740% due 08/15/08                                     45              45
   Series 2000-E, Class A
   7.800% due 10/15/12                                    600             705
   Series 2000-C, Class A (E)
   2.640% due 07/15/07                                  1,600           1,600
Merrill Lynch Mortgage Investors, Inc.
   Series 2003-WM1, Class N1 (p)
   7.000% due 11/25/33                                     28              28
   Series 2004-HE2, Class A2A (E)
   2.730% due 08/25/35                                  1,082           1,082
   Series 2004-WMC, Class A2B1 (E)
   2.710% due 07/25/35                                    938             938
   Series 2004-WMC, Class A2B2 (E)
   2.880% due 07/25/35                                    810             812
   Series 2005-WMC, Class A2A (E)
   2.650% due 09/25/35                                  1,400           1,400
   Series 2005-WMC, Class A2B (E)
   2.770% due 09/25/35                                    865             865
   Series 2005-NC1, Class A2B (E)
   2.798% due 10/25/35                                    300             300
Mid-State Trust
   Series 2003-11, Class A1
   4.864% due 07/15/38                                    189             186
   Series 2004-1, Class A
   6.005% due 08/15/37                                    265             271
Morgan Stanley ABS Capital I
   Series 2003-HE3, Class M2 (E)
   4.230% due 10/25/33                                  1,210           1,222
Nelnet Student Loan Trust
   Series 2004-4, Class A1 (E)
   2.690% due 04/25/11                                  1,200           1,200

                                                     Multistrategy Bond Fund  89

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
New Century Home Equity Loan Trust (E)
   Series 2004-A, Class AII1
   2.710% due 08/25/34                                    613             613
   Series 2004-4, Class A3
   2.670% due 02/25/35                                  1,954           1,954
Novastar Home Equity Loan
   Series 2004-4, Class A2B (E)
   2.870% due 03/25/35                                  1,020           1,023
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1, Class AF2
   3.914% due 05/25/35                                    445             445
Power Contract Financing LLC (p)
   5.200%-6.256%
   due 02/01/06-02/01/10                                1,208           1,236
Premium Asset Trust (p)
   2.796% due 02/02/07                                    760             760
Renaissance Home Equity Loan Trust
   Series 2004-2, Class AF1 (E)
   2.730% due 07/25/34                                  2,786           2,786
   Series 2004-4, Class AF2
   3.856% due 02/25/35                                    765             764
Residential Asset Mortgage Products, Inc.
   Series 2004-RZ2, Class AI3
   4.300% due 01/25/31                                    480             484
   Series 2004-RS4, Class AI3
   4.003% due 01/25/30                                    975             978
   Series 2004-RS6, Class AI3
   4.540% due 08/25/28                                    785             795
   Series 2004-RS7, Class AI3
   4.450% due 07/25/28                                  1,690           1,709
   Series 2004-RS8, Class AI2
   3.810% due 01/25/26                                    780             780
   Series 2004-RS8, Class AI3
   4.230% due 05/25/29                                    505             508
   Series 2004-RS8, Class AII1 (E)
   2.670% due 05/25/26                                  3,142           3,143
   Series 2004-RS1, Class AI2
   3.620% due 07/25/26                                    670             668
   Series 2004-RS1, Class AII2 (E)
   2.760% due 12/25/34                                    410             410
   Series 2005-RS1, Class AII1 (E)
   2.669% due 01/25/35                                  1,200           1,200
Residential Asset Securities Corp.
   Series 2004-KS8, Class AI2
   3.340% due 10/25/24                                  1,915           1,902
   Series 2004-KS9, Class AI1 (E)
   2.700% due 07/25/21                                    464             464
   Series 2003-KS1, Class AI3
   3.320% due 02/25/29                                    775             772

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Funding Mortgage Securities II
   Series 2004-HI2, Class A1 (E)
   2.680% due 02/25/13                                    344             345
Sankaty Market Value CDO
   Series 2001-3, Class B1 (p)
   7.379% due 04/30/09                                    480             496
Saxon Asset Securities Trust (E)
   Series 2005-1, Class A2A
   2.640% due 05/25/35                                  1,200           1,200
   Series 2005-1, Class A2B
   2.750% due 05/25/35                                  1,025           1,026
Sears Credit Account Master Trust (E)
   Series 2002-4, Class A
   2.610% due 08/18/09                                  3,900           3,902
   Series 2002-5, Class A
   2.860% due 11/17/09                                  3,600           3,602
Sharps SP I LLC Net Interest Margin Trust
   Series 2004-HE1, Class N (p)
   6.900% due 11/25/33                                    112             113
Sharps SP I , LLC
   6.850%-7.000%
   due 03/01/23-01/25/34                                  564             565
SLM Student Loan Trust (E)
   Series 2004-1, Class A1
   2.740% due 01/26/15                                    374             374
   Series 2004-6, Class A2
   2.740% due 01/25/13                                  1,000           1,001
   Series 2004-9, Class A2
   2.720% due 10/25/12                                  1,950           1,950
   Series 2004-3, Class A3
   2.790% due 04/25/16                                    905             906
   Series 2004-8, Class A3
   2.790% due 07/27/15                                  1,000           1,001
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  2,193           2,359
Structured Asset Investment Loan Trust
   Series 2004-3, Class A4 (E)
   2.630% due 04/25/34                                  1,277           1,277
Structured Asset Securities Corp.
   Series 2004-19X, Class A2
   4.370% due 10/25/34                                  2,125           2,118

 90  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2001-SB1, Class A2
   3.375% due 08/25/31                                    681             644
   Series 2005-2XS, Class 1A2A
   4.510% due 02/25/35                                  3,540           3,539
   Series 2005-NC1, Class A7
   2.780% due 01/25/35                                    950             950
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    488             515
TXU Electric Delivery Transition Bond Co.
   Series 2004-1, Class A2
   4.810% due 11/17/14                                    300             307
USAA Auto Owner Trust
   Series 2004-2, Class A2
   2.410% due 02/15/07                                    600             597
Wachovia Auto Owner Trust
   Series 2004-B, Class A2
   2.400% due 05/21/07                                  1,100           1,094
Wells Fargo Financial Auto Owner Trust
   Series 2004-A, Class A2
   1.470% due 03/15/07                                    801             798
Wells Fargo Home Equity Trust
   Series 2004-2, Class A31 (E)
   2.690% due 06/25/19                                    312             312
World Financial Properties (p)
   6.910%-6.950% due 09/01/13                             749             820
World Omni Auto Receivables Trust
   Series 2004-A, Class A2
   2.580% due 07/12/07                                  1,100           1,096
                                                                 ------------
                                                                      116,954
                                                                 ------------

Corporate Bonds and Notes - 14.7%
Aetna, Inc.
   7.875% due 03/01/11                                    755             884
AIG SunAmerica Global Financing VI (p)
   6.300% due 05/10/11                                    950           1,036
Albertson's, Inc.
   7.500% due 02/15/11                                    100             115
Altria Group, Inc.
   7.000%-7.750%
   due 11/04/13-01/15/27                                  530             591
Amerada Hess Corp.
   7.300%-7.875%
   due 10/01/29-08/15/31                                1,090           1,303
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                    100             104

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American General Finance Corp.
   Series MTNI
   4.625% due 05/15/09                                    220             223
   Series MTNH
   4.625% due 09/01/10 (N)                                 45              46
American RE Corp.
   Series B
   7.450% due 12/15/26                                  1,155           1,328
Ametek, Inc.
   7.200% due 07/15/08                                    845             911
Amvescap PLC (p)
   4.500% due 12/15/09                                  1,015           1,011
Appalachian Power Co.
   Series H
   5.950% due 05/15/33                                     80              84
Arizona Public Service Co.
   5.800% due 06/30/14                                    365             392
AT&T Corp.
   9.050%-9.750%
   due 11/15/11-11/15/31                                  230             273
AT&T Wireless Services, Inc.
   7.875%-8.750%
   due 03/01/11-03/01/31                                  190             242
Atmos Energy Corp. (E)
   3.035% due 10/15/07                                    575             575
Autonation, Inc.
   9.000% due 08/01/08                                    120             135
Avista Capital Trust III
   6.500% due 04/01/34                                    980             993
Avista Corp.
   7.750%-9.750%
   due 01/01/07-06/01/08                                  665             761
AXA Financial, Inc.
   6.500% due 04/01/08                                    120             129
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                  1,875           2,098
Bank of America Alternative Loan Trust
   6.000% due 12/25/34                                    628             645
Bank of America Corp.
   7.800% due 02/15/10                                    460             533
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    280             312
Bear Stearns Cos., Inc. (The) (N)
   4.650% due 07/02/18                                    700             665

                                                     Multistrategy Bond Fund  91

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BellSouth Corp.
   4.200%-5.200%
   due 09/15/09-12/15/16                                2,180           2,187
Berkshire Hathaway Finance Corp. (p)
   2.660% due 01/11/08 (E)                                805             804
   4.125% due 01/15/10                                    740             739
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    315             344
Boyd Gaming Corp.
   9.250% due 08/01/09                                    349             375
Burlington Northern and Santa Fe Railway Co.
   4.575% due 01/15/21                                    240             241
Burlington Northern Santa Fe Corp.
   6.750%-6.875%
   due 12/01/27-03/15/29                                  165             193
Campbell Soup Co.
   5.875% due 10/01/08                                    430             458
Caremark Rx, Inc.
   7.375% due 10/01/06                                    980           1,032
Carolina Power & Light Co.
   6.500% due 07/15/12                                     50              56
Caterpillar Financial Services Corp.
   2.409% due 08/20/07 (E)                                470             470
   Series MTNF
   3.625%-4.750%
   due 11/15/07-02/17/15                                  505             506
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    440             470
CenterPoint Energy Resources Corp.
   7.750% due 02/15/11                                    190             220
   Series B
   7.875% due 04/01/13                                    960           1,146
Centex Corp. (E)
   2.993% due 08/01/07                                    665             665
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    210             224
   Series B
   5.375% due 06/15/33                                     50              50
CIT Group, Inc.
   3.650%-6.875%
   due 09/25/07-11/01/09                                  745             774
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    265             288
Citigroup, Inc.
   3.500%-6.000%
   due 02/01/08-02/22/33                                5,825           5,931

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citizens Communications Co.
   7.600%-9.250%
   due 06/01/06-05/15/11                                  560             635
Clear Channel Communications, Inc.
   7.650% due 09/15/10                                    255             288
Clorox Co. (p)
   4.200%-5.000%
   due 01/15/10-01/15/15                                  865             873
   2.544% due 12/14/07 (E)                                265             265
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    315             331
   Series D
   6.600% due 03/01/33                                    130             150
Comcast Cable Communications (N)
   6.750%-8.375%
   due 05/01/07-01/30/11                                1,080           1,193
Comcast Corp.
   7.625% due 02/15/08                                    100             110
   5.850% due 01/15/10                                    700             747
Consolidated Natural Gas Co.
   5.000% due 12/01/14                                    410             413
   Series C
   6.250% due 11/01/11                                    155             171
   Series A
   5.000% due 03/01/14                                    105             106
Consumers Energy Co.
   Series B
   5.375% due 04/15/13                                     95              99
   Series F
   4.000% due 05/15/10                                     85              83
   Series H
   4.800% due 02/17/09                                    325             332
Continental Airlines, Inc.
   Series 01-1
   6.503% due 06/15/11                                    370             355
   Series 00-1
   7.918% due 05/01/10                                    565             570
Corrections Corp. of America
   7.500% due 05/01/11                                    285             303
Countrywide Home Loans, Inc.
   3.250% due 05/21/08 (N)                                520             507
   Series MTNK
   5.500% due 02/01/07                                    135             139
COX Communications, Inc. (p)
   4.625% due 01/15/10                                    845             841

 92  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc.
   4.625%-6.125%
   due 01/15/08-08/15/13                                  920             982
CSC Holdings, Inc. (N)
   10.500% due 05/15/16                                   665             746
CSX Corp.
   2.750%-9.000%
   due 02/15/06-08/15/06                                  345             356
   3.050% due 08/03/06 (E)                                365             365
DaimlerChrysler NA Holding Corp.
   8.500% due 01/18/31                                    165             211
   7.300% due 01/15/12 (N)                                155             176
   Series MTND (E)
   2.940% due 09/10/07                                    890             893
   2.640% due 11/17/06 (N)                              2,800           2,800
Dana Corp. (p)
   5.850% due 01/15/15                                    600             587
Delta Air Lines, Inc.
   7.900% due 12/15/09                                  1,350           1,100
Detroit Edison Co.
   6.125%-6.350%
   due 10/01/10-10/15/32                                  580             643
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    755             750
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    420             475
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                    120             132
   Series A
   7.195% due 09/15/14                                    520             604
DPL, Inc.
   8.250% due 03/01/07                                    810             870
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    905           1,146
Duke Capital Corp.
   4.302% due 05/18/06                                    320             323
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     80              83
   6.875% due 02/01/11 (N)                                 60              67
Echostar DBS Corp.
   6.375% due 10/01/11                                    355             363
El Paso Corp.
   6.950% due 12/15/07                                  2,600           2,684
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                    225             247
Electronic Data Systems Corp.
   Series B
   6.500% due 08/01/13                                    125             132
Eli Lilly & Co.
   6.770% due 01/01/36                                  1,170           1,422

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                    120             118
Enterprise Products Operating, LP (p)
   4.000%-4.625%
   due 10/15/07-10/15/09                                1,265           1,261
EOP Operating, LP
   4.750%-7.500%
   due 03/15/14-04/19/29                                  367             423
Erac USA Finance Co. (p)
   7.350% due 06/15/08                                    560             615
Exelon Corp.
   6.750% due 05/01/11                                    215             240
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                  1,740           1,843
Farmers Insurance Exchange (p)
   6.000%-8.625%
   due 08/01/14-05/01/24                                1,445           1,643
FedEx Corp.
   2.650%-7.600%
   due 04/01/07-07/01/97                                  445             489
Fifth Third Bank
   7.750% due 08/15/10                                    540             551
Financing Corp.
   Series 15P Principal Only STRIP Zero Coupon
   due 03/07/19                                           390             196
   Series 2P Principal Only STRIP Zero Coupon
   due 11/30/17                                         1,180             638
   Series 10P Principal Only STRIP Zero Coupon
   due 11/30/17                                           705             381
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  1,535           1,666
   Series C
   7.375% due 11/15/31                                    345             401
Fisher Scientific International (p)
   6.750% due 08/15/14                                    245             258
FMC Corp.
   10.250% due 11/01/09                                    35              40
Ford Motor Co.
   6.375% due 02/01/29                                    260             233
   7.450% due 07/16/31 (N)                              2,405           2,399

                                                     Multistrategy Bond Fund  93

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   5.800%-7.875%
   due 01/12/09-10/25/11                                4,295           4,576
   5.625%-7.000%
   due 10/01/08-10/01/13 (N)                            1,475           1,509
FPL Group Capital, Inc.
   4.086% due 02/16/07                                  1,105           1,112
General Electric Capital Corp.
   Series MTNA
   4.250%-6.750%
   due 12/01/10-03/15/32                                  960           1,061
   4.750% due 09/15/14 (N)                                520             523
General Electric Co.
   5.000% due 02/01/13                                  1,470           1,515
General Motors Acceptance Corp.
   6.875%-8.000%
   due 01/19/10-11/01/31                                5,265           5,313
   4.500%-7.000%
   due 07/15/06-12/01/14 (N)                            1,725           1,720
General Motors Corp. (N)
   8.375% due 07/15/33                                  1,845           1,858
Georgia-Pacific Corp.
   8.125% due 05/15/11                                  1,000           1,150
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    300             291
Glencore Nickel Ltd.
   9.000% due 12/01/14                                    305              --
Golden West Financial Corp.
   4.125% due 08/15/07                                    360             364
Goldman Sachs Group, Inc.
   5.250%-6.875%
   due 01/15/11-02/15/34                                3,265           3,582
Great Atlantic & Pacific Tea Co.
   7.750% due 04/15/07                                    320             317
GTE Corp. (N)
   6.940% due 04/15/28                                    270             309
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                    630             647
   Series B
   7.375% due 09/01/06 (N)                                200             207
Gulf South Pipeline Co., LP (p)
   5.050% due 02/01/15                                    160             160
Halliburton Co. (N)
   5.500% due 10/15/10                                    355             375
Hartford Financial Services Group, Inc.
   2.375%-7.900%
   due 06/01/06-06/15/10                                  120             131
HCA, Inc.
   5.250%-7.875%
   due 11/06/08-11/06/33                                2,000           2,044

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Health Net, Inc.
   9.875% due 04/15/11                                    550             669
Historic TW, Inc.
   6.625%-9.125%
   due 01/15/13-05/15/29                                2,060           2,519
   8.180% due 08/15/07 (N)                              1,350           1,486
HJ Heinz Finance Co.
   6.000%-6.750%
   due 03/15/12-03/15/32                                  570             650
Household Finance Corp.
   4.125%-8.000%
   due 12/15/08-11/27/12                                3,195           3,368
   4.125% due 11/16/09 (N)                                 55              55
HSBC Bank USA NA
   Series BKNT (N)
   3.875% due 09/15/09                                    855             845
HVB Funding Trust I (p)
   8.741% due 06/30/31                                    730             951
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                    275             288
ICI Wilmington, Inc.
   4.375% due 12/01/08                                    210             211
International Lease Finance Corp.
   6.375% due 03/15/09                                    350             378
International Paper Co.
   5.500% due 01/15/14                                    755             791
Interpublic Group of Cos., Inc.
   5.400% due 11/15/09                                    285             286
Iron Mountain, Inc.
   6.625%-7.750%
   due 01/15/15-01/01/16                                  385             377
ITT Industries, Inc.
   7.400% due 11/15/25                                    455             543
Jabil Circuit, Inc. (N)
   5.875% due 07/15/10                                    380             398
John Hancock Financial Services, Inc.
   5.625% due 12/01/08                                    120             127
John Hancock Global Funding II (p)
   7.900% due 07/02/10                                    440             514
Jones Apparel Group, Inc. (p)
   4.250% due 11/15/09                                    470             464
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    495             529

 94  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JPMorgan Chase & Co.
   5.350%-7.000%
   due 03/01/07-03/15/12                                  725             788
Kellogg Co.
   Series B
   6.600% due 04/01/11                                  1,980           2,220
Kennametal, Inc.
   7.200% due 06/15/12                                    380             429
Kerr-McGee Corp.
   5.875%-7.875%
   due 09/15/06-09/15/31                                  195             235
KeySpan Corp.
   7.625% due 11/15/10                                    525             615
Knowledge Learning Corp., Inc. (p)
   7.750% due 02/01/15                                    370             372
Kraft Foods, Inc.
   4.125%-6.250%
   due 06/01/07-06/01/12                                5,130           5,352
   5.250% due 10/01/13 (N)                                520             539
Kroger Co. (The)
   7.250%-8.000%
   due 06/01/09-09/15/29                                  480             568
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    745             835
Liberty Media Corp.
   3.990% due 09/17/06 (E)                              1,525           1,543
   3.500% due 09/25/06                                    920             911
   5.700% due 05/15/13 (N)                                260             255
Lockheed Martin Corp.
   8.500% due 12/01/29                                    255             356
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    385             425
Lubrizol Corp.
   4.625% due 10/01/09                                    565             566
Marshall & Ilsley Bank
   Series BKNT
   3.800% due 02/08/08                                    585             584
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    220             260
Marsh & McLennan Cos., Inc.
   5.375% due 07/15/14 (N)                                465             456
   5.375%-5.875%
   due 03/15/07-08/01/33                                1,245           1,250
May Department Stores Co. (The)
   4.800%-5.750%
   due 07/15/09-07/15/14 (N)                              710             732
   6.700%-7.875%
   due 09/15/28-03/01/30                                  465             532
MBNA America Bank NA
   7.125% due 11/15/12                                     85              97
MBNA Corp.
   6.125% due 03/01/13                                    555             599

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MCI, Inc.
   6.908%-7.688%
   due 05/01/07-05/01/09                                1,265           1,303
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,180           1,334
MGM Mirage
   6.750%-9.750%
   due 06/01/07-09/01/12                                1,520           1,685
Michaels Stores, Inc.
   9.250% due 07/01/09                                    655             697
Midland Funding II
   Series B
   13.250% due 07/23/06                                   700             767
Miller Brewing Co. (p)
   4.250%-5.500%
   due 08/15/08-08/15/13                                1,150           1,187
Mizuho Financial Group Cayman, Ltd.
   Series REGS (p)
   5.790% due 04/15/14                                    185             194
Mizuho Preferred Capital Co. LLC (f)(p)
   8.790% due 12/29/49                                  1,490           1,675
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                    125             143
Monongahela Power Co.
   5.000% due 10/01/06                                    630             639
Monumental Global Funding II (p)
   3.850% due 03/03/08                                    490             490
Morgan Stanley
   4.750%-6.750%
   due 04/15/11-04/01/14                                1,620           1,737
   2.510% due 11/24/06 (E)                                460             460
Motorola, Inc.
   4.608% due 11/16/07                                  1,335           1,355
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    430             481
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                    200             213
Nationwide Financial Services (N)
   6.250% due 11/15/11                                    395             431
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                    655             801

                                                     Multistrategy Bond Fund  95

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NB Capital Trust IV
   8.250% due 04/15/27                                    240             270
Nevada Power Co.
   9.000% due 08/15/13                                    190             219
News America Holdings
   8.250%-9.250%
   due 02/01/13-10/17/96 (N)                              645             828
7.750%-8.875%
   due 04/26/23-12/01/95                                  790             985
News America, Inc.
   5.300% due 12/15/14 (N)(p)                             100             102
   6.750%-7.300%
   due 04/08/28-01/09/38                                  450             521
Nisource Finance Corp.
   2.915% due 11/23/09 (E)                                280             280
   7.875% due 11/15/10                                    735             862
Norfolk Southern Corp.
   7.050%-7.900%
   due 05/15/07-05/15/97                                1,320           1,686
North Front Pass-Through Trust (p)
   5.810% due 12/15/24                                  1,450           1,489
Northrop Grumman Corp. (N)
   7.125% due 02/15/11                                    285             327
Northwest Pipeline Corp.
   8.125% due 03/01/10                                     70              77
Occidental Petroleum Corp.
   7.650%-9.250%
   due 02/15/06-08/01/19                                1,125           1,271
Ohio Edison Co.
   5.450% due 05/01/15                                    360             368
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     55              58
   Series G
   6.600% due 02/15/33                                    315             364
Pacific Gas & Electric Co.
   3.600%-6.050%
   due 03/01/09-03/01/34                                1,300           1,342
Panhandle Eastern Pipe Line
   Series B
   2.750% due 03/15/07                                    125             122
Pemex Project Funding Master Trust
   7.375% due 12/15/14 (N)                                385             430
   8.625% due 02/01/22                                  1,165           1,383
   9.500% due 09/15/27 (N)(p)                             140             179
Penn National Gaming, Inc.
   Series B
   11.125% due 03/01/08                                    25              26
Plains Exploration & Production Co. (N)
   7.125% due 06/15/14                                     80              88

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Popular North America Capital Trust I
   6.564% due 09/15/34                                    635             690
Popular North America, Inc.
   4.250% due 04/01/08                                    735             739
Progress Energy, Inc.
   6.850%-7.100%
   due 03/01/11-10/30/31                                  750             851
Prudential Holdings LLC
   Series FSA
   7.245% due 12/18/23                                    695             844
PSEG Energy Holdings LLC
   7.750% due 04/16/07 (N)                              1,485           1,550
   8.625% due 02/15/08                                    230             248
Qwest Capital Funding, Inc.
   7.000% due 08/03/09 (N)                                 65              63
   6.500% due 11/15/18                                     30              24
Qwest Corp. (p)
   7.875% due 09/01/11                                  1,175           1,257
Qwest Services Corp. (p)
   14.000% due 12/15/10                                   225             267
Rabobank Capital Funding II (f)(p)
   5.260% due 12/31/49                                    550             564
Raytheon Co.
   4.850%-8.300%
   due 03/01/10-01/15/11                                  195             219
RBS Capital Trust I (f)
   5.512% due 09/29/49                                  1,050           1,083
RC Trust 1 Equity Preferred
   7.000% due 05/15/06                                  1,340             696
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                    310             314
Reliant Energy, Inc.
   6.750% due 12/15/14                                    290             283
Roundy's, Inc.
   Series B
   8.875% due 06/15/12                                    500             540
Rouse Co. (The)
   5.375% due 11/26/13 (N)                                 55              53
   3.625% due 03/15/09                                    140             132
Safeway, Inc. (N)
   5.800%-7.250%
   due 08/15/12-02/01/31                                  175             192
SBC Communications, Inc.
   4.125%-6.150%
   due 09/15/09-09/15/34                                3,380           3,424

 96  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sealed Air Corp. (p)
   5.625% due 07/15/13                                    370             384
Sempra Energy (E)
   2.809% due 05/21/08                                    675             674
SLM Corp. (N)
   4.000% due 01/15/10                                    430             425
Smithfield Foods, Inc. Series B
   7.750%-8.000%
   due 10/15/09-05/15/13                                  510             564
Southern California Edison Co.
   2.545% due 12/13/07 (E)                                730             729
   5.000%-7.625%
   due 01/15/10-01/15/14                                  920           1,041
   6.000% due 01/15/34 (N)                                455             498
Sprint Capital Corp.
   4.780%-8.750%
   due 08/17/06-03/15/32                                4,890           5,970
Starwood Hotels & Resorts Worldwide, Inc. (o)
   7.375%-7.875%
   due 05/01/07-05/01/12                                  470             531
Station Casinos, Inc.
   6.000% due 04/01/12                                    310             318
TCI Communications, Inc.
   7.875% due 02/15/26                                    145             181
TECO Energy, Inc. (N)
   7.200% due 05/01/11                                    490             532
Tele-Communications-TCI Group
   7.875%-9.800%
   due 02/01/12-08/01/13                                2,260           2,813
Tenet Healthcare Corp.
   7.375% due 02/01/13 (N)                                115             106
   6.875% due 11/15/31                                    260             209
Tesoro Corp.
   8.000% due 04/15/08                                    725             779
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                    180             213
Texas Genco LLC (p)
   6.875% due 12/15/14                                    210             217
Texas-New Mexico Power Co.
   6.250% due 01/15/09                                    220             231
Time Warner Entertainment Co., LP
   8.375% due 03/15/23                                    480             612
Time Warner, Inc.
   6.750%-7.700%
   due 04/15/11-05/01/32                                2,225           2,557
TNP Enterprises, Inc.
   Series B
   10.250% due 04/01/10                                   215             227
Travelers Property Casualty Corp. (N)
   5.000% due 03/15/13                                    250             249

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Twin Reefs Pass-Through Trust (E)(f)(p)
   3.420% due 12/10/49                                    900             904
TXU Corp.
   Series J
   6.375% due 06/15/06                                    125             129
   4.800%-6.550%
   due 11/15/09-11/15/34 (p)                            3,880           3,879
TXU Energy Co. LLC (N)
   7.000% due 03/15/13                                    640             721
Tyson Foods, Inc.
   8.250% due 10/01/11                                    280             332
Union Pacific Corp.
   6.125%-6.650%
   due 01/15/11-01/15/12                                  945           1,034
   Series MTNE
   6.790% due 11/09/07                                    110             118
Union Planters Corp.
   7.750% due 03/01/11                                    265             311
Univision Communications, Inc.
   7.850% due 07/15/11                                    440             518
UST, Inc.
   6.625% due 07/15/12                                    685             770
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    775             824
Venetian Casino Resort LLC
   11.000% due 06/15/10                                   357             403
Verizon
   6.500% due 09/15/11                                     70              77
Verizon Global Funding Corp.
   7.750% due 12/01/30                                    495             626
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    850             876
Vintage Petroleum, Inc. (N)
   7.875% due 05/15/11                                    500             534
Washington Mutual, Inc.
   8.250% due 04/01/10                                    560             652
Weatherford International, Inc.
   4.950% due 10/15/13                                    680             682
WellPoint, Inc. (p)
   3.750%-4.250%
   due 12/14/07-12/15/09                                1,145           1,140
Wells Fargo & Co.
   4.950% due 10/16/13                                    390             398
   2.609% due 09/28/07 (E)(N)                           1,250           1,250
Wells Fargo Bank NA (N)
   7.550% due 06/21/10                                    250             289

                                                     Multistrategy Bond Fund  97

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Weyerhaeuser Co.
   6.000% due 08/01/06                                    105             109
   6.750% due 03/15/12 (N)                                375             425
Williams Gas Pipelines (p)
   7.375% due 11/15/06                                    630             665
Wisconsin Electric Power
   3.500%-5.625%
   due 12/01/07-05/15/33                                  185             186
Witco Corp.
   6.875%-7.750%
   due 04/01/23-02/01/26                                  995             933
Wyeth
   5.500%
   due 03/15/13-02/01/14                                  360             375
Xerox Corp.
   6.875%-7.125%
   due 06/15/10-08/15/11                                  635             678
Yum! Brands, Inc.
   8.875% due 04/15/11                                    805             989
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,195           1,339
                                                                 ------------
                                                                      222,485
                                                                 ------------

International Debt - 6.2%
Abbey National PLC (Step Up, 7.570%, 06/15/08)
   (f)
   6.700% due 06/29/49                                    775             834
Abitibi-Consolidated, Inc.
   6.950%-8.850%
   due 12/15/06-08/01/30                                2,350           2,408
   8.550% due 08/01/10 (N)                                500             537
Argent NIM Trust
   Series 2003-N7, Class 2A1 (p)
   5.680% due 03/25/34                                     40              40
Argentina Government International Bond
   11.375% due 03/15/10-01/30/17                        1,300             412
Arlington Street CDO, Ltd.
   Series 2000-1A, Class A2 (p)
   7.660% due 06/10/12                                  1,796           1,814
AXA SA
   8.600% due 12/15/30                                    255             344
Banco Santander Chile (E)(p)
   2.800% due 12/09/09                                    610             609
Batterson Park CBO I, Ltd.
   Series 1998-1A, Class A4
   6.130% due 01/02/11                                     51              52
Bowater Canada Finance
   7.950% due 11/15/11                                    790             846

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brazilian Government International Bond
   3.063%-8.299%
   due 04/15/06-04/15/12 (E)                            1,186           1,404
   9.250%-11.000%
   due 10/22/10-01/11/12 (N)                            2,115           2,502
   8.000%-10.500%
   due 04/15/14-02/04/25                                4,571           4,743
British Sky Broadcasting PLC
   8.200% due 07/15/09                                  1,055           1,216
British Telecommunications PLC
   8.375%-8.875%
   due 12/15/10-12/15/30                                  640             774
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                    460             466
Chile Government International Bond
   5.500% due 01/15/13                                  3,500           3,688
Colombia Government International Bond (N)
   10.375% due 01/28/33                                 1,115           1,263
Conoco Funding Co.
   6.350% due 10/15/11                                  2,110           2,358
Deutsche Telekom International Finance BV
   8.500%-8.750%
   due 06/15/10-06/15/30                                2,155           2,775
Dominican Republic International Bond (E)
   3.500% due 08/30/24                                    845             708
Dresdner Bank AG (p)
   10.375% due 08/17/09                                   450             504
EnCana Corp.
   6.500% due 08/15/34                                    195             221
Evergreen Funding, Ltd.
   2.902% due 11/15/10                                    655             638
Export Import Bank of Korea (p)
   4.125% due 02/10/09                                    540             536
Export-Import Bank Of Korea
   4.250% due 11/27/07                                     90              90
France Telecom SA
   7.950%-8.500%
   due 03/01/06-03/01/11                                2,845           3,184
   9.250% due 03/01/31 (N)                                355             494
Hanarotelecom, Inc. (p)
   7.000% due 02/01/12                                    900             907

 98  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hutchison Whampoa International 03/13, Ltd. (p)
   6.500% due 02/13/13                                    335             364
Hutchison Whampoa International 03/33, Ltd.
   (N)(p)
   5.450% due 11/24/10                                    150             156
Intelsat, Ltd.
   6.500% due 11/01/13 (N)                              2,100           1,759
   7.794% due 01/15/12 (E)(p)                             445             458
   8.250% due 01/15/13 (p)                                775             802
Ispat Inland ULC
   9.750% due 04/01/14                                  1,014           1,250
Juniper CBO, Ltd.
   Series 1999-1A, Class A1 (p)
   6.830% due 04/15/11                                    743             761
Korea Development Bank
   4.250% due 11/13/07                                    140             141
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    285             289
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                    585             585
Mexico Government International Bond
   6.375%-9.875%
   due 02/01/10-08/15/31                                4,505           5,407
   8.000%-8.375%
   due 01/14/11-09/24/22 (N)                            1,050           1,239
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                  1,305           1,383
Morgan Stanley Bank AG for OAO Gazprom (p)
   9.625% due 03/01/13                                    340             405
NAK Naftogaz Ukrainy
   8.125% due 09/30/09                                  1,300           1,355
Nexen, Inc.
   5.050% due 11/20/13                                    255             254
Oil Insurance, Ltd. (p)
   5.150% due 08/15/33                                  1,410           1,419
Panama Government International Bond
   8.875% due 09/30/27                                    300             333
Petro-Canada
   4.000%-5.350%
   due 07/15/13-07/15/33                                  205             197
Petroleum Geo-Services ASA
   8.000% due 11/05/06                                    730             745
Poland Government International Bond (Step Up,
   5.000%, 11/01/14)
   4.750% due 10/27/24                                    750             733
Province of Quebec
   5.000% due 07/17/09 (N)                                265             276
   7.500% due 07/15/23                                    955           1,247

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co., Ltd. (p)
   8.294% due 03/15/14                                    290             344
Rogers Wireless Communications, Inc. (p)
   7.250% due 12/15/12                                    135             144
Royal Bank of Scotland Group PLC
   Series 1 (f)
   9.118% due 03/31/49                                  2,350           2,845
Royal KPN NV
   8.000% due 10/01/10                                    515             605
Russia Government International Bond (p)
   5.000% due 03/31/30 (N)                              3,550           3,723
   5.000% due 03/31/30                                  3,500           3,674
Salomon Brothers AG for OAO Siberian Oil Co.
   Series REGS
   10.750% due 01/15/09                                 1,540           1,688
Salomon Brothers AG for Tyumen Oil Co.
   Series REGS (p)
   11.000% due 11/06/07                                   465             528
Santander Financial Issuances
   6.375% due 02/15/11                                    540             594
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    495             575
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                    240             267
Secunda International, Ltd. (E)(p)
   10.660% due 09/01/12                                   660             652
Shaw Communications, Inc.
   8.250% due 04/11/10                                    605             687
   7.200% due 12/15/11 (N)                                190             208
South Street CBO, Ltd.
   Series 1999-1A, Class A1
   7.160% due 07/01/11                                    775             686
Stora Enso OYJ (N)
   7.375% due 05/15/11                                    255             295
Systems 2001 AT LLC (p)
   6.664%-7.156%
   due 12/15/11-09/15/13                                  765             839

                                                     Multistrategy Bond Fund  99

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telecom Italia Capital SA
   5.250%-6.375%
   due 11/15/13-11/15/33                                1,650           1,699
   4.000%-6.000%
   due 01/15/10-09/30/34 (p)                            2,610           2,563
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                  1,080           1,083
Telus Corp.
   7.500%-8.000%
   due 06/01/07-06/01/11                                2,680           3,098
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                  1,060           1,069
TuranAlem Finance BV (p)
   7.875% due 06/02/10                                    710             710
Tyco International Group SA
   6.375% due 10/15/11                                  1,840           2,034
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     65              73
Vedanta Resources PLC (p)
   6.625% due 02/22/10                                    925             926
Venezuela Government International Bond (N)
   9.375% due 01/13/34                                  3,530           3,643
Western Oil Sands, Inc.
   8.375% due 05/01/12                                    475             556
WPP Finance UK Corp. (N)(p)
   5.875% due 06/15/14                                    350             372
                                                                 ------------
                                                                       94,105
                                                                 ------------

Mortgage-Backed Securities - 31.7%
Banc of America Commercial Mortgage, Inc.
   Series 2004-3, Class A3
   4.875% due 06/10/39                                  2,170           2,230
   Series 2004-4, Class A3
   4.128% due 07/10/42                                  1,475           1,472
   Series 2004-6, Class A5
   4.811% due 12/10/42                                    885             894
   Series 2004-5, Class A3
   4.561% due 11/10/41                                    550             554
   Series 2004-2, Class A2
   3.520% due 11/10/38                                    530             519
Banc of America Funding Corp.
   Series 2004-3, Class 2A2
   5.000% due 09/25/19                                    844             852
Bank of America Alternative Loan Trust
   Series 2004-10, Class 1CB1
   6.000% due 11/25/34                                    559             574
   Series 2003-10, Class 2A1
   6.000% due 12/25/33                                    896             919

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-2, Class 1A1
   6.000% due 03/25/34                                    584             599
Bank of America Mortgage Securities
   Series 2004-G, Class 2A6 (E)
   4.657% due 08/25/34                                    785             798
   Series 2005-A, Class 2A1 (E)
   4.494% due 02/25/35                                    635             635
   Series 2004-10, Class 2A1
   5.000% due 12/25/19                                     19              19
   Series 2004-L, Class 4A1 (E)
   5.180% due 01/25/35                                  1,374           1,380
   Series 2003-D, Class 1A2 (E)
   3.428% due 05/25/33                                     27              27
   Series 2004-A, Class 1A1 (E)
   3.481% due 02/25/34                                    429             425
   Series 2003-I, Class 2A4 (E)
   3.828% due 10/25/33                                    760             756
   Series 2004-1, Class 5A1
   6.500% due 09/25/33                                    200             203
   Series 2004-E, Class 1A1 (E)
   3.533% due 06/25/34                                    695             688
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-8, Class 4A1
   4.759% due 01/25/34                                  1,054           1,041
Citigroup Commercial Mortgage Trust
   Series 2004-FL1, Class A1 (E)(p)
   2.610% due 07/15/18                                  1,362           1,364
Countrywide Alternative Loan Trust
   Series 2004-J5, Class 1A1 (E)
   2.720% due 07/25/34                                    360             360
   Series 2004-J7, Class 1A2
   4.673% due 08/25/34                                    710             711
   Series 2004-J7, Class 1A6
   5.013% due 08/25/34                                  2,000           2,014
CS First Boston Mortgage Securities Corp.
   Series 2003-29, Class 5A1
   7.000% due 12/25/33                                    605             626
   Series 2004-1, Class 3A1
   7.000% due 02/25/34                                    178             185

 100  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2003-3, Class 2A3
   4.500% due 10/25/33                                    420             421
Deutsche Mortgage Securities, Inc.
   Series 2004-4, Class 1A2
   4.010% due 04/25/34                                    480             479
DLJ Mortgage Acceptance Corp.
   Series 1996-Q5, Class A1 (E)
   3.030% due 06/25/26                                     36              36
Fannie Mae
   15 Year TBA (I)
   4.500%-5.500%                                       68,860          69,731
   30 Year TBA (I)
   5.000%-6.500%                                       91,035          92,808
   4.500%-11.000%
   due 2009-2035                                      108,435         111,324
   3.077%-3.772%
   due 2026-2040 (E)                                    1,778           1,824
   Series 1997-68, Class SC (E)
   Interest Only STRIP
   6.000% due 05/18/27                                    228              25
   Series 2001-4, Class SA (E)
   Interest Only STRIP
   5.070% due 02/17/31                                    396              36
   Series 1997-281, Class 2
   Interest Only STRIP
   9.000% due 11/01/26                                     84              18
   Series 2000-306,
   Interest Only STRIP
   8.000% due 05/01/30                                    103              22
   Series 2001-317, Class 2
   Interest Only STRIP
   8.000% due 08/01/31                                    222              42
   Series 2002-320, Class 2
   Interest Only STRIP
   7.000% due 03/01/32                                     66              12
   Series 2002-50, Class SC (E)
   Interest Only STRIP
   5.570% due 12/25/29                                    131               6
   Series 2003-16, Class NI
   Interest Only STRIP
   5.000% due 02/25/15                                  1,392              88
   Series 2003-25, Class IK
   Interest Only STRIP
   7.000% due 04/25/33                                    779             135
   Series 2003-33, Class IA
   Interest Only STRIP
   6.500% due 05/25/33                                    888             167
   Series 2003-32, Class UI
   Interest Only STRIP
   6.000% due 05/25/33                                    714             125

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-82, Class WI
   Interest Only STRIP
   6.000% due 08/25/32                                    212              27
   Series 2004-27, Class JC
   5.000% due 05/25/34                                  1,671           1,650
   Series 2004-87, Class UD
   4.750% due 11/25/30                                    580             579
   Series 2004-90, Class PC
   5.000% due 03/25/27                                    520             529
   Series 2005-1, Class HC
   5.000% due 09/25/28                                  1,075           1,095
Fannie Mae Grantor Trust
   Series 1999-T2, Class A1
   7.500% due 01/19/39                                     73              78
   Series 2001-T8, Class A2
   9.500% due 07/25/41                                    454             505
Fannie Mae Whole Loan
   Series 2003-W17, Class 1A6
   5.310% due 08/25/33                                  5,400           5,439
   Series 2003-W19, Class 1A2
   3.471% due 11/25/33                                    183             183
   Series 2004-W9, Class 2A1
   6.500% due 02/25/44                                    641             669
   Series 2003-W14, Class 1A5
   4.710% due 09/25/43                                    150             151
Federal Home Loan Mortgage Corp.
   5.000%-6.500%
   due 2033-2034                                          330             345
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58, Class 1A2
   3.108% due 05/25/35                                    440             437
   Series 2003-58, Class 2A
   6.500% due 09/25/43                                    571             597
   Series 2004-H01, Class A1
   2.614% due 07/15/11                                  4,173           4,122
Federal National Mortgage Association
   5.000%-7.500%
   due 2032-2034                                        6,668           6,738
   Series 2003-82, Class IA
   Interest Only STRIP
   6.000% due 08/25/32                                  1,070             140
First Horizon Asset Securities, Inc.
   Series 2003-5, Class 1A17
   8.000% due 07/25/33                                    194             206

                                                    Multistrategy Bond Fund  101

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-AR5, Class 4A1
   5.680% due 10/25/34 (E)                                749             754
First Nationwide Trust
   Series 2001-4, Class 3A5 (E)
   3.130% due 09/25/31                                     24              24
First Union-Lehman Brothers-Bank of America
   Series 1998-C2, Class A2
   6.560% due 11/18/35                                  1,260           1,348
Freddie Mac
   15 Year TBA (I)
   5.000%-5.500%                                        6,400           6,556
   30 Year TBA (I)
   5.000%-6.000%                                       33,720          34,324
   5.000%-12.000%
   due 2013-2034                                       26,520          27,594
   3.731%-7.818%
   due 2030-2034 (N)                                      710             719
   Series 2001-21 Class IO
   Interest Only STRIP
   6.000% due 05/01/31                                    685             120
   Series 2001-215 Class IO
   Interest Only STRIP
   8.000% due 06/01/31                                    355              64
   Series 1998-191 Class IO
   Interest Only STRIP
   8.000% due 01/01/28                                     69              13
   Series 1998-194 Class IO
   Interest Only STRIP
   6.500% due 04/01/28                                    421              79
   Series 1991-103, Class Z
   9.000% due 02/15/21                                    115             115
   Series 2000-224, Class SC (E)
   Interest Only STRIP
   5.020% due 08/15/30                                    145               8
   Series 2000-226, Class F (E)
   2.930% due 11/15/30                                    229             231
   Series 2002-246, Class SJ (E)
   Interest Only STRIP
   5.520% due 03/15/32                                    546              48
   Series 2002-246, Class VC
   6.000% due 10/15/27                                    358             358
   Series 2003-256, Class IM
   Interest Only STRIP
   5.000% due 09/15/14                                  1,550             129
   Series 2003-259, Class IQ
   Interest Only STRIP
   5.000% due 06/15/17                                  2,416             305
   Series 2003-261, Class DI
   Interest Only STRIP
   5.500% due 05/15/27                                  3,060             227

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-264, Class IM
   Interest Only STRIP
   7.000% due 07/15/33                                    879             167
   Series 2003-263
   Interest Only STRIP
   5.000% due 10/15/27                                  3,302             361
   Series 2003-263, Class IA
   Interest Only STRIP
   5.000% due 06/15/22                                  4,337             307
   Series 2003-264, Class IC
   Interest Only STRIP
   5.000% due 05/15/22                                  3,655             388
   Series 2004-272, Class PM
   4.500% due 01/15/34                                    535             499
   Series 2003-263, Class YH
   3.500% due 08/15/22                                  3,310           3,282
   Series 2004-283, Class HQ
   4.750% due 05/15/29                                    890             891
   Series 2004-285, Class PI
   Interest Only STRIP
   5.500% due 05/15/24                                  1,976             217
   Series 2004-287, Class IA
   Interest Only STRIP
   5.500% due 04/15/24                                  1,236             129
   Series 2004-288, Class QI
   Interest Only STRIP
   5.500% due 02/15/24                                  1,679             173
   Series 2004-288, Class HC
   5.500% due 07/15/28                                  1,900           1,966
   Series 2004-289, Class PC
   5.000% due 07/15/30                                  1,060           1,073
   Series 2004-288, Class OE
   5.000% due 01/15/30                                    835             843
   Series 2004-290, Class LC
   5.500% due 12/15/17                                    520             533
GE Capital Commercial Mortgage Corp.
   Series 2004-C2, Class A4
   4.893% due 03/10/40                                  3,110           3,168
Ginnie Mae I
   30 Year TBA (I)
   5.000%-6.500%                                       13,930          14,051
   6.500%-11.500%
   due 2010-2032                                        2,194           2,394

 102  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ginnie Mae II
   30 Year TBA (I)
   5.500%                                                 360             369
   8.500% due 11/20/26                                     95             103
   3.375%-4.625%
   due 2023-2029 (E)                                    3,182           3,236
Global Signal Trust
   Series 2004-2A, Class A (p)
   4.232% due 12/15/14                                    655             647
GMAC Commercial Mortgage Securities, Inc.
   Series 1998-C2, Class A2
   6.420% due 05/15/35                                  1,650           1,769
Government National Mortgage Association
   Series 2001-46, Class SA (E)
   Interest Only STRIP
   5.100% due 09/16/31                                    110               7
   Series 2002-62, Class B
   4.763% due 01/16/25                                    325             331
   Series 2003-5, Class B
   4.486% due 10/16/25                                    795             803
   Series 1999-27, Class SE (E) Interest Only
   STRIP
   6.120% due 08/16/29                                    227              25
   Series 1999-44, Class SA (E) Interest Only
   STRIP
   6.070% due 12/16/29                                    382              39
   Series 2004-64, Class JH
   5.500% due 07/20/30                                  1,170           1,213
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1, Class A7
   5.317% due 06/10/36                                  1,575           1,652
   Series 2005-GG3, Class A4
   4.799% due 08/10/42                                  1,320           1,327
GSMPS Mortgage Loan Trust (p)
   Series 1998-3, Class A
   7.750% due 09/19/27                                    264             283
   Series 1999-3, Class A
   8.000% due 08/19/29                                    504             541
GSR Mortgage Loan Trust
   Series 2004-7, Class 1A1
   3.457% due 06/25/34                                  2,740           2,695
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1, Class A3
   5.376% due 07/12/37                                    655             691
   Series 2003-C1, Class A2
   4.985% due 01/12/37                                    510             525
   Series 2004-FL1, Class A1 (E)(p)
   2.577% due 04/16/19                                  1,144           1,145

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-LN2, Class A1
   4.475% due 07/15/41                                  1,937           1,949
   Series 2003-ML1, Class A2
   4.767% due 03/12/39                                  1,850           1,875
LB-UBS Commercial Mortgage Trust
   Series 2004-C4, Class A3
   4.987% due 06/15/29                                  3,135           3,269
Master Alternative Loans Trust
   Series 2003-9, Class 1A1
   5.500% due 12/25/18                                    648             662
   Series 2003-6, Class 3A1
   8.000% due 09/25/33                                    301             313
Mellon Residential Funding Corp.
   Series 2000-TBC, Class A1 (E)
   2.720% due 06/15/30                                  1,738           1,735
Merrill Lynch Mortgage Trust
   Series 2002-MW1, Class J (p)
   5.695% due 07/12/34                                    365             357
   Series 2004-MKB, Class A2
   4.353% due 02/12/42                                  1,835           1,850
   Series 2004-BPC, Class A3
   4.467% due 10/12/41                                    365             365
Morgan Stanley Capital I
   Series 2004-HQ3, Class A2
   4.050% due 01/13/41                                  1,910           1,895
Nationslink Funding Corp.
   Series 1999-SL, Class A4
   6.654% due 11/10/30                                    335             342
Nomura Asset Acceptance Corp.
   Series 2004-AP2, Class A2
   4.099% due 07/25/34                                    595             594
Nomura Asset Securities Corp.
   Series 1998-D6, Class A1B
   6.590% due 03/15/30                                    950           1,023
Prime Mortgage Trust
   Series 2004-CL1, Class 1A1
   6.000% due 02/25/34                                    480             489
   Series 2004-CL1, Class 1A2 (E)
   2.930% due 02/25/34                                    346             347
   Series 2004-CL1, Class 2A2 (E)
   2.930% due 02/25/19                                     99             100
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1, Class A3
   7.000% due 11/25/31                                    557             574

                                                    Multistrategy Bond Fund  103

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-SL4, Class A3
   6.500% due 07/25/32                                    793             818
SACO I, Inc.
   Series 2004-2, Class A2 (E)(p)
   2.720% due 07/25/19                                  2,114           2,114
Small Business Administration
   Series 2000-P10, Class 1
   7.449% due 08/01/10                                    269             291
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18, Class 5A
   5.500% due 12/25/34                                    638             650
Structured Asset Securities Corp.
   Series 2002-22H, Class 1A
   6.999% due 11/25/32                                    204             209
   Series 2004-12H, Class 1A
   6.000% due 05/25/34                                    796             814
   Series 2004-21X, Class 1A3
   4.440% due 12/25/34                                  3,410           3,401
Thornburg Mortgage Securities Trust
   Series 2004-2, Class A2 (E)
   2.680% due 06/25/44                                    541             540
Vendee Mortgage Trust
   Series 2000-1, Class 2G
   7.250% due 06/15/09                                    330             332
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16, Class A2
   4.380% due 10/15/41                                  3,330           3,349
Washington Mutual
   Series 2003-AR4, Class A7 (E)
   3.950% due 05/25/33                                    197             196
   Series 2002-AR9, Class 1A (E)
   3.076% due 08/25/42                                  1,986           2,003
   Series 2003-AR9, Class 1A7 (E)
   4.060% due 09/25/33                                  1,162           1,152
   Series 2004-AR1, Class A2C (E)
   2.698% due 07/25/44                                    471             472
   Series 2004-CB3, Class 1A
   6.000% due 10/25/34                                    471             483
   Series 2004-CB3, Class 4A
   6.000% due 10/25/19                                  1,084           1,128
   Series 2004-AR1, Class A3 (E)
   2.698% due 10/25/44                                  1,068           1,076
   Series 2002-AR1, Class A (E)
   4.017% due 12/25/32                                    668             667
Wells Fargo Mortgage Backed Securities Trust
   Series 2003-K, Class 2A5 (E)
   4.522% due 11/25/33                                    440             427
   Series 2003-M, Class A1 (E)
   4.739% due 12/25/33                                    822             820

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-I, Class 1A1
   3.393% due 07/25/34                                    349             347
   Series 2004-DD, Class 2A3 (E)
   4.548% due 01/25/35                                    840             843
   Series 2004-DD, Class 2A6 (E)
   4.548% due 01/25/35                                  1,335           1,348
                                                                 ------------
                                                                      482,712
                                                                 ------------

Municipal Bonds - 0.8%
City of Forsyth Montana Revenue Bonds, annual
   demand (E)
   5.200% due 05/01/33                                    220             234
Colorado Department of Transportation Revenue
   Bonds (u)
   5.000% due 12/15/13                                  1,570           1,758
County of Clark Nevada General Obligation
   Limited, weekly demand
   5.000% due 06/01/32                                    100             104
Golden State Tobacco Securitization Corp.
   Revenue Bonds,weekly demand
   5.625% due 06/01/38                                    415             447
Metropolitan Washington Airports Authority
   Revenue Bonds, weekly demand (u)
   5.000% due 10/01/34                                    410             418
New Jersey Economic Development Authority
   Revenue Bonds, weekly demand
   5.750% due 06/15/34                                    745             785
New York State Environmental Facilities Corp.
   Revenue Bonds, weekly demand
   5.000% due 06/15/33                                    300             314
New York State Urban Development Corp. Revenue
   Bonds, weekly demand (u)
   5.250% due 03/15/34                                    540             581
Puerto Rico Public Buildings Authority Revenue
   Bonds, weekly demand
   5.250% due 07/01/33                                  1,010           1,072

 104  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sales Tax Asset Receivables Corp. Revenue Bonds,
   weekly demand (u)
   5.250% due 10/15/27                                    690             757
State of California General Obligation Unlimited
   5.000%-5.250% due 02/01/33                             960           1,048
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    480             477
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                    555             614
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   5.750% due 06/01/32                                  2,700           2,617
West Virginia Economic Development Authority
   Revenue Bonds
   5.370% due 07/01/20 (u)                                200             210
   6.070% due 07/01/26                                    655             707
                                                                 ------------
                                                                       12,143
                                                                 ------------

Non-US Bonds - 1.4%
Bank Nederlandse Gemeenten
   5.000% due 02/04/08                           AUD    1,756           1,338
Canadian Government Bond
   5.750% due 06/01/33                           CAD      400             374
Deutsche Bundesrepublik
   5.000%-5.625%
   due 07/04/11-01/04/28                         EUR    2,551           3,748
Dexia Municipal Agency
   5.750% due 04/07/09                           NZD    1,739           1,193
France Telecom SA
   7.000%-7.250%
   due 12/23/09-01/28/13                         EUR      400             631
Inter-American Development Bank
   1.900% due 07/08/09                           JPY   98,000           1,007
Olivetti Finance NV
   5.875% due 01/24/08                           EUR      100             141
Poland Government Bond
   6.000% due 05/24/09                           PLN    4,717           1,500
Queensland Treasury Corp.
   6.000% due 06/14/11                           AUD    2,001           1,583
Russia Paris Club Participant (p)
   2.025% due 08/20/20                           JPY  101,176             891
Spain Government Bond
   4.200% due 01/31/37                           EUR      300             400
Telecom Italia Finance NV
   7.250% due 04/24/12                           EUR      180             283

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Kingdom Gilt
   4.000%-8.000%
   due 03/07/09-09/27/13                         GBP    4,265           8,566
                                                                 ------------
                                                                       21,655
                                                                 ------------

Registered Investment Company Funds - 0.0%
Pacific Investment Management Co.
   Series High Yield Portfolio Institutional           19,000             163
                                                                 ------------

United States Government Agencies - 0.9%
Fannie Mae
   3.875%-4.375%
   due 02/15/10-03/15/13 (N)                            4,675           4,648
   Zero Coupon due 10/09/19                               805             373
Financing Corp. Principal Only STRIP Zero Coupon
   due 12/06/18-09/26/19                                2,820           1,401
Freddie Mac
   5.125% due 11/07/13                                  1,700           1,713
   2.750%-4.000%
   due 03/15/08-12/15/09 (N)                            4,505           4,481
Residual Funding Principal Only STRIP (N)
   Zero Coupon due 10/15/20                               400             186
Small Business Administration Participation
   Certificates
   5.520% due 06/01/24                                    393             411
                                                                 ------------
                                                                       13,213
                                                                 ------------

United States Government Treasuries - 19.1%
United States Treasury Inflation Indexed Bonds
   (N)
   0.875%-4.250%
   due 01/15/08-01/15/25                               55,093          57,995

                                                    Multistrategy Bond Fund  105

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Notes
   3.125%-8.875%
   due 05/15/06-08/15/29 (N)                          208,480         223,531
   5.375% due 02/15/31 (N)(sec.)                        7,380           8,256
   4.250% due 11/15/14                                    650             656
                                                                 ------------
                                                                      290,438
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,229,336)                                                   1,253,868
                                                                 ------------
COMMON STOCKS - 0.0%
Other Energy - 0.0%
Nexen, Inc.                                            12,590             335
                                                                 ------------
TOTAL COMMON STOCKS
(cost $315)                                                               335
                                                                 ------------
PREFERRED STOCKS - 0.3%
Financial Services - 0.3%
Centaur Funding Corp. (p)                           1,215,000           1,634
DG Funding Trust (p)                                      191           2,075
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $3,287)                                                           3,709
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------

OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Euribor Futures
   Mar 2005 94.75 Put (465)                           110,147               3
Unites States Treasury Bonds
   Feb 2005 116.00 Call (13)                            1,499               9

TOTAL OPTIONS PURCHASED
(cost $16)                                                                 12
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
WARRANTS & RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Travelcenters Of America, Inc.
   2009 Warrants (AE)                                      --               1
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Materials and Processing - 0.0%
Solutia, Inc.
   2009 Warrants (AE)(p)                                    1              --
                                                                 ------------

Miscellaneous - 0.0%
Mexico Government International Bond
   Value Recovery Rights
   Series C                                            11,787             230
   Series E                                             3,950              89
                                                                 ------------
                                                                          319
                                                                 ------------

Utilities - 0.0%
GT Group Telecom, Inc.
   2010 Warrants (AE)(p)                                    1              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $211)                                                               320
                                                                 ------------

SHORT-TERM INVESTMENTS - 32.2%
ANZ Delaware, Inc. (z)
   2.470% due 04/07/05                                 11,600          11,520
Ares Leveraged Investment Fund, LP (E)(p)
   6.800% due 10/31/05                                    930             930
Bank of America Corp. Commercial Paper (z)
   2.360% due 03/14/05 (c)                              8,400           8,400
   2.610% due 04/20/05                                  2,400           2,400
Barclays US Funding, LLC (c)(z)
   2.375% due 03/08/05                                 11,600          11,573
Bombardier Capital, Inc. (E)(p)
   4.828% due 05/30/05                                  1,090           1,089
Citibank New York Commercial Paper (c)(z)
   2.380% due 03/07/05                                    500             500
Danske Corp. Discount Note (z)
   2.650% due 05/23/05                                 11,900          11,791
Danske Corp. (c)(z)
   2.460% due 02/01/05                                  1,300           1,300
Delta Air Lines, Inc.
   Series 00-1
   7.779% due 11/18/05                                      1               1
DNB Nor Bank ASA (z)
   2.655% due 04/25/05                                  6,600           6,559
Fannie Mae Discount Note (z)
   2.097%-2.474%
   due 02/09/05-03/30/05 (c)                           17,800          17,782
   2.422%-2.580%
   due 04/06/05-04/27/05                               14,100          14,012

 106  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Bank Discount Note (c)(z)
   2.100%-2.170% due 02/01/05                          61,785          61,785
Federal Home Loan Discount Corp. (c)(z)
   5.500% due 03/02/05                                  4,100           4,092
Federal National Mortgage Association Discount
   (c)(z)
   2.408%-2.900%
   due 03/23/05-04/15/05                               15,100          15,026
Federal National Mortgage Association Discount
   Note (c)(z)
   2.645% due 06/01/05                                    100              99
Ford Motor Credit Co.
   2.520% due 04/07/05 (z)                              2,100           2,072
   2.898% due 04/28/05 (E)                              1,600           1,597
   7.600% due 08/01/05                                    700             713
Frank Russell Investment Company Money Market
   Fund                                           181,347,000         181,347
Freddie Discount (c)(z)
   2.380%-2.386%
   due 03/29/05-03/31/05                                4,100           4,085
Freddie Mac Discount Note (z)
   1.890%-2.260%
   due 02/08/05-03/14/05 (c)                           27,600          27,557
   2.570% due 04/26/05 (N)                             11,400          11,325
   2.690% due 06/20/05                                    800             791
General Electric Capital Corp. (z)
   2.660% due 04/28/05                                    500             497
   2.040%-2.420%
   due 02/05/05-03/11/05 (c)                           12,600          12,584
General Motor Credit Co. (z)
   2.404% due 03/22/05 (c)                                900             897
   2.436%-2.535% due 04/05/05                           1,900           1,870
General Motors Acceptance Corp.
   7.500% due 07/15/05                                  1,300           1,322
HBOS Treasury Services, PLC (z)
   2.420% due 03/18/05                                 11,600          11,565
Lone Star Industries (p)
   8.850% due 06/15/05                                    655             662
Newcourt Credit Group, Inc.
   Series B
   6.875% due 02/16/05                                    245             245
Niagara Mohawk Power Corp.
   Series F
   7.625% due 10/01/05                                    510             525
Nisource Finance Corp.
   7.625% due 11/15/05                                    105             108
Rabobank USA Financial Corp. (c)(z)
   2.470% due 02/01/05                                 12,000          11,999

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4,
   Class A Interest Only STRIP
   5.750% due 04/25/05                                    917               9
Rogers Cablesystems, Ltd.
   Series B
   10.000% due 03/15/05                                   615             619
Royal Bank of Scotland (c)(z)
   2.410% due 05/15/05                                  7,700           7,678
Santander Financial Issuances
   6.800% due 07/15/05                                    155             157
Smurfit Capital Funding PLC
   6.750% due 11/20/05                                  1,150           1,173
Swedbank Forenings (z)
   2.590%-2.710%
   due 04/20/05-05/31/05                               13,100          13,012
Toyota Motor Credit Co. (c)(z)
   2.360% due 03/07/05                                 10,700          10,676
UBS Financial Del, LLC
   2.390%-2.670%
   due 03/14/05-05/25/05 (c)(z)                        10,000           9,971
   2.640% due 05/18/05 (z)                              2,800           2,775
   2.070% due 02/28/05                                    300             300
United States Treasury Bills
   1.955%-2.205%
   due 03/17/05-03/31/05 (sec.)                           534           1,735
   1.940%-2.145%
   due 03/17/05-03/31/05 (c)(z)(sec.)                     830             828
   2.172% due 03/03/05 (c)(z)(N)                           80              80
   2.180% due 03/03/05 (c)(z)                             295             294
   2.195% due 03/03/05                                    750             749
Wachovia Corp.
   7.550% due 08/18/05                                    875             896
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $491,632)                                                       491,572
                                                                 ------------

                                                    Multistrategy Bond Fund  107

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 21.2%
Frank Russell Investment Company
   Money Market Fund (X)                          135,296,672         135,297
State Street Securities Lending Quality Trust
   (X)                                            187,131,784         187,132
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $322,429)                                                       322,429
                                                                 ------------

TOTAL INVESTMENTS - 136.2%
(identified cost $2,047,226)                                        2,072,245

OTHER ASSETS AND LIABILITIES,
NET - (36.2%)                                                        (551,075)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,521,170
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 108  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 06/05 (48)                              11,608                (12)
   expiration date 09/05 (603)                            145,459               (512)
   expiration date 12/05 (462)                            111,232               (203)

Germany, Federal Republic
10 Year Bonds
   expiration date 03/05 (307)                             47,987                474

Japan Government 10 Year Bonds
   expiration date 03/05 (5)                                6,736                 85

United States Treasury Bonds
   expiration date 03/05 (48)                               5,512                 75
United States Treasury 2 Year Notes
   expiration date 03/05 (287)                             60,001               (149)

United States Treasury 10 Year Notes
   expiration date 03/05 (837)                             93,966                560

Short Positions
United States Treasury Bonds
   expiration date 03/05 (26)                               2,986                (44)

United States Treasury 5 Year Notes
   expiration date 03/05 (694)                             75,820                (81)

United States Treasury 10 Year Notes
   expiration date 03/05 (124)                             13,921               (149)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                         44
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Euribor Futures
   Jun 2005 97.75 (EUR) Put (57)                           18,155                (13)
   Jun 2005 94.25 (GBP) Put (22)                            4,881                (27)

United States Treasury Notes
10 Year Futures
   Feb 2005 114.00 Call (310)                              35,340                (15)
   May 2005 114.00 Call (20)                                2,280                 (6)
   May 2005 113.00 Call (20)                                2,260                (11)
   Feb 2005 108.00 Put (224)                               24,192                 (4)
   May 2005 108.00 Put (59)                                 6,372                (25)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $258)                                                     (101)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Multistrategy Bond Fund  109

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
                             AMOUNT          SETTLEMENT    (DEPRECIATION)
    AMOUNT SOLD              BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              81      AUD           106    02/22/05                  1
USD             294      EUR           225    02/28/05                 --
USD           4,383      EUR         3,290    03/18/05                (92)
USD              22      EUR            17    04/26/05                 --
USD              13      GBP             7    02/01/05                 --
USD              14      GBP             8    02/02/05                 --
USD           5,398      JPY       558,222    02/02/05                (10)
USD           6,182      JPY       635,000    03/10/05                (37)
USD           1,451      JPY       150,000    03/31/05                  4
USD           1,458      JPY       150,000    03/31/05                 (3)
USD           1,010      JPY       102,850    04/25/05                (11)
AUD              92      USD            71    02/02/05                 --
AUD             180      USD           136    02/22/05                 (4)
AUD           1,693      USD         1,278    02/22/05                (32)
AUD           1,770      USD         1,368    02/22/05                 (1)
CAD             465      USD           377    02/17/05                  3
EUR           1,106      PLN         4,505    02/22/05                (17)
EUR           1,106      PLN         4,505    02/22/05                 16
EUR             242      USD           316    02/01/05                 --
EUR              25      USD            32    02/02/05                 --
EUR              52      USD            69    02/10/05                  1
EUR             132      USD           174    02/10/05                  3
EUR             133      USD           174    02/10/05                  1
EUR             164      USD           217    02/10/05                  4
EUR             300      USD           390    02/10/05                 (1)
EUR             490      USD           642    02/10/05                  3
EUR           1,341      USD         1,775    02/10/05                 27
EUR             499      USD           648    02/22/05                 (3)
EUR             225      USD           296    02/28/05                  3
EUR           1,076      USD         1,442    03/31/05                 38
EUR           1,076      USD         1,459    03/31/05                 55
EUR             342      USD           449    04/18/05                  3
EUR             226      USD           295    04/26/05                 --
EUR             227      USD           296    04/26/05                 --
EUR             387      USD           506    04/26/05                  1
GBP             163      USD           305    02/22/05                 (2)
GBP             720      USD         1,375    02/22/05                 20
GBP             740      USD         1,413    02/22/05                 21
JPY             798      USD             8    02/01/05                 --
JPY           2,970      USD            29    02/02/05                 --
JPY          76,778      USD           751    03/10/05                  7
JPY         558,222      USD         5,412    03/10/05                 10

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
                             AMOUNT          SETTLEMENT    (DEPRECIATION)
    AMOUNT SOLD              BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         138,259      USD         1,352    04/25/05                  9
PLN           2,536      USD           803    02/22/05                 (8)
PLN           4,505      USD         1,362    02/22/05                (79)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Foreign
  Currency Exchange Contracts                                         (70)
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 110  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers CMBS                                            1 Month USD LIBOR-
   CMBS Index - AAA              Goldman Sachs          4,380      BBA minus 0.100%          04/01/05                    14
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swaps                                                         14
                                                                                                           ================

INTEREST RATE SWAPS
-----------------------------------------------------------------------------------------------------------------------------
                           NOTIONAL                                                                               MARKET
      COUNTER               AMOUNT                                                          TERMINATION           VALUE
       PARTY                  $               FUND RECEIVES             FUND PAYS               DATE                $
--------------------   ----------------   ----------------------   --------------------   ----------------   ----------------
Goldman                 JPY     129,100   2.000%                   Six Month LIBOR            06/15/12                    (79)
Goldman                 JPY     130,000   2.000%                   Six Month LIBOR            06/15/12                    (79)
Goldman                 USD       3,100   5.000%                   Three Month LIBOR          06/15/15                    (93)
JP Morgan               EUR       1,300   6.000%                   Six Month LIBOR            06/18/34                    213
Lehman                  USD       7,000   5.000%                   Three Month LIBOR          06/15/15                   (210)
Merrill Lynch           EUR       4,900   4.000%                   Six Month LIBOR            03/15/07                    173
Merrill Lynch           EUR         500   6.000%                   Six Month LIBOR            06/18/34                     82
Morgan Stanley          USD      18,600   5.000%                   Three Month LIBOR          06/15/15                   (557)
Morgan Stanley          GBP         600   5.000%                   Six Month LIBOR            06/18/34                    (36)
Morgan Stanley          JPY     130,000   2.000%                   Six Month LIBOR            06/15/12                    (79)
UBS                     GBP         200   5.000%                   Six Month LIBOR            06/18/34                    (12)
UBS                     JPY     250,000   2.000%                   Six Month LIBOR            06/15/12                   (153)
                                                                                                             ----------------

Total Market Value of Interest Rate Swaps Premiums (Received) - ($697)                                                   (830)
                                                                                                             ================

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Multistrategy Bond Fund  111

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                              PRINCIPAL                            DATE
                                                              AMOUNT ($)         RATE               OF               VALUE
                                                              OR SHARES           %              MATURITY#             $
------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS - 95.1%
Alabama - 1.5%
City of Tuscaloosa Alabama General Obligation Unlimited               340          5.000              02/15/07             357
County of Baldwin Alabama General Obligation Unlimited                545          5.000              02/01/14             605
County of Jefferson Alabama General Obligation Unlimited              500          5.000              04/01/10             548
Courtland Industrial Development Board Revenue Bonds                  250          5.000              11/01/13             265
Huntsville Health Care Authority Revenue Bonds                        200          5.250              06/01/05             202
Marshall County Health Care Authority Revenue Bonds                   160          4.500              01/01/06             162
Mobile County Board of School Commissioners General
   Obligation Unlimited, weekly demand                                375          5.000              03/01/12             408
Montgomery BMC Special Care Facilities Financing Authority
   Revenue Bonds (Step Up, 11/15/07, 5.000%) weekly demand            960          4.200              11/15/15             909
                                                                                                                  ------------
                                                                                                                         3,456
                                                                                                                  ------------
Alaska - 0.6%
City of Anchorage Alaska General Obligation Unlimited,
   weekly demand (pre-refunded 12/1/2010) (AE)                        500          5.750              12/01/16             573
State of Alaska General Obligation Unlimited                          595          5.250              07/15/11             667
                                                                                                                  ------------
                                                                                                                         1,240
                                                                                                                  ------------
Arizona - 2.5%
Arizona Health Facilities Authority Revenue Bonds
   Series A                                                           200          4.000              04/01/09             206
Arizona School Facilities Board Certificate of
   Participation                                                    1,000          5.000              09/01/08           1,076
   Arizona State Transportation Board Revenue Bonds                 1,500          5.000              07/01/14           1,679
Arizona State Transportation Board Revenue Bonds, weekly
   demand                                                             500          5.250              07/01/12             557
Maricopa County Pollution Control Corp. Revenue Bonds,
   annual demand (E)                                                  200          2.900              06/01/35             196
Phoenix Civic Improvement Corp. Revenue Bonds                         250          5.500              07/01/07             266
Phoenix Civic Plaza Building Corp. Revenue Bonds, weekly
   demand                                                           1,000          5.900              07/01/10           1,025
State of Arizona Certificate of Participation                         200          5.500              05/01/10             225
University of Arizona Revenue Bonds                                   430          5.000              06/01/06             445
                                                                                                                  ------------
                                                                                                                         5,675
                                                                                                                  ------------
Arkansas - 0.4%
University of Arkansas Revenue Bond                                   750          5.000              11/01/10             828
                                                                                                                  ------------

California - 10.0%
Abag Finance Authority for Nonprofit Corps. Certificate of
   Participation, weekly demand                                       600          5.700              08/15/14             648
California Health Facilities Financing Authority Revenue
   Bonds (E)                                                        1,500          4.950              07/01/26           1,575
California Housing Finance Agency Revenue Bonds, weekly
   demand                                                             710          5.850              08/01/16             710
California State Department of Water Resources Revenue
   Bonds                                                            1,750    5.250-5.500     05/01/10-05/01/12           1,972
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                 3,500    2.625-5.200     12/01/29-11/01/36           3,578
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                      665          5.250              06/01/16             671
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                    1,325    5.000-5.500     06/01/18-06/01/21           1,348
Kings River Conservation District Certificate of
   Participation                                                      850          5.000              05/01/15             913

 112  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                              PRINCIPAL                            DATE
                                                              AMOUNT ($)         RATE               OF               VALUE
                                                              OR SHARES           %              MATURITY#             $
------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority Revenue Bonds              405          5.375              01/01/12             462
State of California General Obligation Unlimited                    6,050    5.000-6.600     02/01/10-07/01/14           6,783
State of California General Obligation Unlimited, weekly
   demand                                                             500          5.250              02/01/14             561
State of California General Obligation Unlimited, annual
   demand (E)                                                       1,255    3.500-5.000              07/01/23           1,298
University of California Revenue Bonds                              1,500          5.000              05/15/13           1,683
                                                                                                                  ------------
                                                                                                                        22,202
                                                                                                                  ------------
Colorado - 1.3%
Colorado Department of Transportation Revenue Bonds                   265          6.000              06/15/08             294
Colorado Health Facilities Authority Revenue Bonds                    415          5.000     09/01/10-09/01/11             441
Colorado Health Facilities Authority Revenue Bonds, annual
   demand (E)                                                         265          3.750              06/01/34             265
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand                                                             145    6.700-7.250     04/01/10-10/01/16             146
Colorado Housing & Finance Authority Revenue Bonds,
   semi-annual demand                                                 130          6.300              08/01/12             132
Colorado Housing & Finance Authority Revenue Bonds,
   semi-annual demand (E)                                              95          6.300              08/01/16              98
Highlands Ranch Metropolitan District No. 1 General
   Obligation Unlimited                                               750          5.750              09/01/12             865
Jefferson County School District R-001 General Obligation
   Unlimited (u)                                                      500          5.000              12/15/14             562
                                                                                                                  ------------
                                                                                                                         2,803
                                                                                                                  ------------
Delaware - 0.4%
Delaware State Economic Development Authority Revenue Bonds           630          6.500              01/01/08             675
Delaware State Economic Development Authority Revenue
   Bonds, annual demand (E)                                           250          4.900              05/01/26             271
                                                                                                                  ------------
                                                                                                                           946
                                                                                                                  ------------
District of Columbia - 1.4%
District of Columbia Certificate of Participation                     500          5.250              01/01/08             536
District of Columbia General Obligation Unlimited, weekly
   demand (pre-refunded 6/1/2006) (AE)                                800          6.375              06/01/16             859
District of Columbia General Obligation Unlimited                   1,000          5.500              06/01/09           1,106
District of Columbia Revenue Bonds                                    400    Zero Coupon              07/01/05             395
District of Columbia TOB Settlement Financing Corp. Revenue
   Bonds                                                              200          5.200              05/15/08             206
                                                                                                                  ------------
                                                                                                                         3,102
                                                                                                                  ------------
Florida - 4.9%
City of Tallahassee Florida Revenue Bonds                             500          5.000              10/01/11             554
County of Escambia Florida Revenue Bonds, weekly demand               740          5.250              10/01/14             827
County of Hillsborough Florida Revenue Bonds, semi-annual
   demand                                                             100          6.200              12/01/08             107
Escambia County Health Facilities Authority Revenue Bonds           1,000          5.000              11/15/06           1,044
Florida State Board of Education General Obligation
   Unlimited                                                        1,000          6.500              06/01/07           1,091
Florida State Division of Bond Finance Revenue Bonds                  500          5.750              07/01/06             524
Florida Water Pollution Control Financing Corp. Revenue
   Bonds, weekly demand                                               500          5.500              01/15/12             563
Hillsborough County Educational Facilities Authority
   Revenue Revenue Bonds, semi-annual demand                          915          5.750              04/01/18           1,002
Martin County Health Facilities Authority Revenue Bonds               200          5.250              11/15/08             209

                                                       Tax Exempt Bond Fund  113

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                              PRINCIPAL                            DATE
                                                              AMOUNT ($)         RATE               OF               VALUE
                                                              OR SHARES           %              MATURITY#             $
------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County Educational Facilities Authority Revenue
   Bonds, weekly demand                                             1,500          5.000              04/01/17           1,647
North Miami Florida Revenue Bonds                                   1,325          5.000              04/01/10           1,450
Orlando Utilities Commission Revenue Bonds                          1,225          5.900              10/01/08           1,363
State of Florida General Obligation Unlimited, weekly
   demand (pre-refunded 07/1/2005) (AE)                               500          5.800              07/01/18             513
                                                                                                                  ------------
                                                                                                                        10,894
                                                                                                                  ------------
Georgia - 2.9%
City of Atlanta Georgia Revenue Bonds                               1,000          5.500              11/01/14           1,168
Columbia County Georgia Revenue Bonds                                 750          6.000              06/01/20             918
Dalton Georgia Revenue Bonds                                          500          5.750              01/01/09             556
Fayette County School District General Obligation Unlimited
   (E)(u)                                                             695    4.150-4.350     03/01/14-03/01/16             348
Georgia Municipal Electric Authority Revenue Bonds                    850          6.250              01/01/17           1,054
Georgia State Road & Tollway Authority Revenue Bonds                  590          5.250              03/01/11             661
Private Colleges & Universities Authority Revenue Bonds                70          6.000              06/01/05              71
State of Georgia General Obligation Unlimited                       1,600    5.750-6.500     08/01/08-12/01/09           1,803
                                                                                                                  ------------
                                                                                                                         6,579
                                                                                                                  ------------
Hawaii - 1.2%
Honolulu City & County Hawaii General Obligation Unlimited          1,000          5.000              07/01/14           1,116
Kauai County Hawaii General Obligation Unlimited, weekly
   demand (pre-refunded 8/1/2010) (AE)                                375          6.250              08/01/19             437
State of Hawaii General Obligation Unlimited                        1,000          5.750              01/01/10           1,129
                                                                                                                  ------------
                                                                                                                         2,682
                                                                                                                  ------------
Idaho - 1.3%
Idaho Health Facilities Authority Revenue Bonds, weekly
   demand (E)                                                       2,900          1.730              07/01/30           2,900
                                                                                                                  ------------

Illinois - 6.2%
Chicago Metropolitan Water Reclamation District - Greater
   Chicago General Obligation Unlimited                             2,000          6.500              12/01/07           2,215
City of Chicago Illinois General Obligation Unlimited,
   weekly demand                                                      750          6.000              01/01/11             857
City of Chicago Illinois Tax Allocation                               700          6.000              12/01/07             644
Cook County Community Consolidated School District No. 15 -
   Palatine General Obligation, Ltd.                                3,235    Zero Coupon     12/01/11-12/01/13           2,342
Illinois Educational Facilities Authority Revenue Bonds               450          3.350              03/01/34             447
Illinois Finance Authority Revenue Bonds, weekly demand
   (pre-refunded 7/1/2006) (AE)                                       420          7.375              07/01/21             458
Illinois Finance Authority Revenue Bonds                              400    Zero Coupon              01/01/10             338
Illinois Finance Authority Revenue Bonds                            1,420    5.000-5.500     10/01/12-06/01/14           1,531
Illinois Health Facilities Authority Revenue Bonds                  2,205    5.500-6.000     08/15/05-05/15/10           2,289
Lake County Community Unit School District No. 116 -
   Round Lake General Obligation Unlimited                            400          7.600              02/01/14             524
Lake County Forest Preservation District General Obligation
   Unlimited                                                        1,215    Zero Coupon              12/01/07           1,117
State of Illinois Revenue Bonds                                     1,000          5.000              06/15/08           1,075
                                                                                                                  ------------
                                                                                                                        13,837
                                                                                                                  ------------
Indiana - 3.3%
Allen County Jail Building Corp. Revenue Bonds                        300          5.750              10/01/09             335
City of Indianapolis Indiana Revenue Bonds                            450          5.000              10/01/06             469

 114  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                              PRINCIPAL                            DATE
                                                              AMOUNT ($)         RATE               OF               VALUE
                                                              OR SHARES           %              MATURITY#             $
------------------------------------------------------------------------------------------------------------------------------
Columbus Multi School Building Corp. Indiana Revenue Bonds            450          5.000              01/10/10             492
Franklin Township School Building Corp./Marion County
   Indiana Revenue Bonds                                              500          5.750              07/15/06             525
Indiana Health Facility Financing Authority                           560          5.375              12/01/08             610
Indiana Health Facility Financing Authority Revenue Bonds           2,090    4.500-5.500     02/15/05-11/01/11           2,279
Indiana Health Facility Financing Authority Revenue Bonds,
   annual demand (pre-refunded 11/1/2007) (E)(AE)                   1,255          5.000              11/01/26           1,324
Indiana Health Facility Financing Authority Revenue Bonds,
   weekly demand (E)                                                  400          1.780              03/01/30             400
Indiana Housing Finance Authority Revenue Bonds, weekly
   demand                                                             130          6.600              07/01/05             130
Indiana University Revenue Bonds, weekly demand                       500          5.750              08/01/10             568
Lawrenceburg Indiana Revenue Bonds, annual demand (E)                 225          2.625              10/01/19             224
                                                                                                                  ------------
                                                                                                                         7,356
                                                                                                                  ------------
Iowa - 0.1%
Iowa Finance Authority Revenue Bonds                                  290          6.000              07/01/10             323
                                                                                                                  ------------

Kansas - 1.4%
Butler & Sedgwick Counties Unified School District No. 385
   Andover General Obligation Unlimited                               500          5.000              09/01/09             546
City of Burlington Kansas Revenue Bonds, annual demand (E)            750          2.650              06/01/31             749
Kansas Development Finance Authority Revenue Bonds                  1,150    5.000-5.000     08/01/10-08/01/13           1,278
Kansas State Department of Transportation Revenue Bonds               500          7.250              03/01/05             502
                                                                                                                  ------------
                                                                                                                         3,075
                                                                                                                  ------------
Louisiana - 0.6%
Jefferson Parish Hospital Service District No. 2 Revenue
   Bonds, annual demand                                             1,000          5.250              12/01/15           1,024
Louisiana Energy & Power Authority Revenue Bonds                      200          5.500              01/01/08             216
                                                                                                                  ------------
                                                                                                                         1,240
                                                                                                                  ------------
Massachusetts - 4.0%
City of Boston Massachusetts General Obligation Unlimited           1,000          5.000              02/01/13           1,113
Commonwealth of Massachusetts General Obligation Limited,
   weekly demand (pre-refunded 10/1/2010) (AE)                      1,000          5.750              10/01/19           1,137
Commonwealth of Massachusetts General Obligation Unlimited          1,000          5.500              10/01/16           1,158
Commonwealth of Massachusetts General Obligation, Ltd.,
   weekly demand                                                    1,430    5.250-6.000     02/01/11-01/01/22           1,620
Commonwealth of Massachusetts General Obligation, Ltd.              1,500          5.000              12/01/07           1,603
Massachusetts Bay Transportation Authority Revenue Bonds              500          6.000              03/01/06             519
Massachusetts Development Finance Agency Revenue Bonds                575    5.125-5.750     08/01/05-10/01/14             591
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                      355    4.500-5.000     10/01/05-07/01/09             368
Massachusetts State Port Authority Revenue Bonds                      475    5.250-6.000     07/01/06-07/01/10             510
Massachusetts State Water Resources Authority Revenue
   Bonds, weekly demand (u)(E)                                        400          1.750              08/01/31             400
                                                                                                                  ------------
                                                                                                                         9,019
                                                                                                                  ------------
Michigan - 2.0%
Bishop International Airport Authority Revenue Bonds                  750          5.000              12/01/10             795

                                                       Tax Exempt Bond Fund  115

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                              PRINCIPAL                            DATE
                                                              AMOUNT ($)         RATE               OF               VALUE
                                                              OR SHARES           %              MATURITY#             $
------------------------------------------------------------------------------------------------------------------------------
Ferndale Michigan General Obligation Unlimited, semi-annual
   demand                                                             250          5.000              04/01/15             275
Kent Hospital Finance Authority Revenue Bonds                         250          5.250              01/15/07             261
Manistee Area Public Schools General Obligation Unlimited             235          6.000              05/01/08             259
Michigan Municipal Bond Authority Revenue Bonds                       665          5.000              05/01/13             740
Michigan Municipal Bond Authority Revenue Bonds, weekly
   demand (pre-refunded 10/1/2010) (AE)                               500          5.750              10/01/11             577
Michigan State Hospital Finance Authority Revenue Bonds               250          5.000              05/15/07             264
Michigan State Hospital Finance Authority Revenue Bonds,
   weekly demand                                                      190          5.500              03/01/13             208
Woodhaven Brownstown School District General Obligation
   Unlimited, weekly demand (u)                                       900          5.125              05/01/13             999
                                                                                                                  ------------
                                                                                                                         4,378
                                                                                                                  ------------
Minnesota - 0.4%
City of State Cloud Minnesota Revenue Bonds                           340          5.500              05/01/06             352
State of Minnesota General Obligation Unlimited                       500          6.000              08/01/05             510
                                                                                                                  ------------
                                                                                                                           862
                                                                                                                  ------------
Mississippi - 0.7%
State of Mississippi General Obligation Unlimited                   1,300    5.375-6.000     11/01/08-07/01/17           1,463
                                                                                                                  ------------

Missouri - 0.5%
Jackson County Reorganized School District No. 7 General
   Obligation Unlimited                                               250          4.375              03/01/11             267
Joplin Missouri Industrial Development Authority Health
   Revenue Bonds                                                      270          5.500              02/15/13             296
Missouri Housing Development Commission Revenue Bonds                 195          4.350              12/01/07             200
Southeast Missouri State University Revenue Bonds                     250          5.625              04/01/10             281
                                                                                                                  ------------
                                                                                                                         1,044
                                                                                                                  ------------
Montana - 0.5%
Montana State Board of Regents Revenue Bonds                        1,000          4.750     05/15/13-05/15/14           1,093
                                                                                                                  ------------

Nevada - 1.5%
Clark County School District General Obligation Limited,
   weekly demand (E)                                                  670          5.250              06/15/10             730
Clark County School District General Obligation Limited,
   weekly demand (pre-refunded 6/15/2009) (E) (AE)                    330          5.250              06/15/10             364
Henderson Nevada General Obligation, Ltd.                             475          6.000              06/01/06             497
Las Vegas Valley Water District General Obligation, Ltd.,
   weekly demand (u)                                                1,050          5.250              06/01/14           1,179
Truckee Meadows Water Authority Revenue Bonds                         500          5.500              07/01/11             569
                                                                                                                  ------------
                                                                                                                         3,339
                                                                                                                  ------------
New Hampshire - 0.4%
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                      865    4.600-6.500     10/01/07-07/01/14             904
                                                                                                                  ------------
New Jersey - 4.6%
New Jersey Economic Development Authority Revenue Bonds             2,000          5.000              06/15/12           2,195
New Jersey Economic Development Authority Revenue Bonds (E)         1,020          5.375              06/15/15           1,105

 116  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                              PRINCIPAL                            DATE
                                                              AMOUNT ($)         RATE               OF               VALUE
                                                              OR SHARES           %              MATURITY#             $
------------------------------------------------------------------------------------------------------------------------------
New Jersey State Educational Facilities Authority Revenue
   Bonds                                                            1,000          5.750              09/01/10           1,136
New Jersey State Housing & Mortgage Finance Agency Revenue
   Bonds                                                            1,000          4.300              11/01/07           1,047
New Jersey State Transit Corp. Certificate of Participation         1,350          5.500              09/15/07           1,445
New Jersey State Turnpike Authority Revenue Bonds                     500          5.500              01/01/09             551
New Jersey Transportation Trust Fund Authority Revenue
   Bonds                                                            1,500          6.000     06/15/06-06/15/07           1,590
New Jersey Transportation Trust Fund Authority Revenue
   Bonds (u)                                                        1,000          5.250              12/15/14           1,125
                                                                                                                  ------------
                                                                                                                        10,194
                                                                                                                  ------------
New Mexico - 0.5%
New Mexico Finance Authority Revenue Bonds, weekly demand             500          5.000              04/01/15             550
New Mexico State Highway Commission Revenue Bonds                     570          5.500              06/15/06             595
                                                                                                                  ------------
                                                                                                                         1,145
                                                                                                                  ------------
New York - 6.9%
City of New York New York General Obligation Unlimited,
   weekly demand                                                      490    5.000-5.750     08/01/10-11/01/12             541
City of New York New York General Obligation Unlimited              4,430    5.000-5.500     08/15/08-08/01/14           4,835
Long Island Power Authority Revenue Bonds                             250          5.000              06/01/09             268
Metropolitan Transportation Authority Revenue Bonds                   500          5.300              07/01/05             507
New York City Municipal Water Finance Authority Revenue
   Bonds                                                            1,500          5.250              06/15/12           1,685
New York State Dormitory Authority Revenue Bonds                    1,415          7.000              07/01/09           1,550
New York State Dormitory Authority Revenue Bonds, annual
   demand (E)                                                         650          5.250              11/15/29             723
New York State Environmental Facilities Corp. Revenue Bonds         1,000          6.000              06/15/12           1,182
New York State Urban Development Corp. Revenue Bonds,
   annual demand                                                      500          5.250              01/01/21             540
New York State Urban Development Corp. Revenue Bonds,
   weekly demand                                                      225          5.125              07/01/15             250
Niagara County Industrial Development Agency Revenue Bonds,
   annual demand (E)                                                  350          5.550              11/15/24             373
Saratoga County Industrial Development Agency Revenue Bonds            80          5.000              12/01/14              85
Suffolk County Judicial Facilities Agency Revenue Bonds               500          5.500              04/15/09             554
Tobacco Settlement Financing Authority Revenue Bonds,
   weekly demand                                                    1,300    5.250-5.500     06/01/10-06/01/13           1,332
TSASC, Inc. Revenue Bonds                                           1,000          5.500              07/15/13           1,047
                                                                                                                  ------------
                                                                                                                        15,472
                                                                                                                  ------------
North Carolina - 2.6%
North Carolina Eastern Municipal Power Agency Revenue Bonds           250          5.500              01/01/10             271
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds, semi-annual demand                                        1,500          6.000              01/01/12           1,750
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds                                                              200          5.500              01/01/13             221
Onslow Water & Sewer Authority Revenue Bonds, annual demand         1,425          5.000              06/01/17           1,563
University of North Carolina at Chapel Hill Revenue Bonds,
   weekly demand (E)                                                2,000          1.820              02/15/31           2,000
                                                                                                                  ------------
                                                                                                                         5,805
                                                                                                                  ------------
Ohio - 2.9%
Columbus Ohio General Obligation, Ltd.                                585          5.250              01/01/11             654
County of Hamilton Ohio Revenue Bonds                                 250          6.000              12/01/05             258
Jackson Local School District Stark & Summit Counties
   General Obligation Unlimited                                       500    Zero Coupon              12/01/07             463
Ohio State Building Authority Revenue Bonds                         1,075    5.750-6.000     04/01/06-04/01/08           1,149

                                                       Tax Exempt Bond Fund  117

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                              PRINCIPAL                            DATE
                                                              AMOUNT ($)         RATE               OF               VALUE
                                                              OR SHARES           %              MATURITY#             $
------------------------------------------------------------------------------------------------------------------------------
Ohio State Higher Educational Facility Commission Revenue
   Bonds                                                            1,000          5.000              12/01/09           1,083
State of Ohio General Obligation Unlimited                          2,050    5.000-5.500     05/01/08-02/01/10           2,243
Steubenville Ohio Revenue Bonds                                       280          5.700              10/01/10             307
University of Cincinnati Revenue Bonds                                300          5.500              06/01/08             326
                                                                                                                  ------------
                                                                                                                         6,483
                                                                                                                  ------------
Oklahoma - 0.3%
Grand River Dam Authority Revenue Bonds                               250          5.000              06/01/12             279
Oklahoma Development Finance Authority Revenue Bonds                  275          5.000              10/01/13             289
Oklahoma Housing Finance Agency Revenue Bonds, weekly
   demand                                                             135          7.600              09/01/15             144
                                                                                                                  ------------
                                                                                                                           712
                                                                                                                  ------------
Oregon - 2.0%
Clackamas County School Distrist No. 62C Oregon City
   General Obligation Unlimited (pre-refunded 6/15/2010)
   (AE)                                                               435          6.000              06/15/11             501
Oregon State Department of Administrative Services Revenue
   Bonds, weekly demand                                               750          5.250              04/01/10             826
Oregon State Department of Administrative Services Revenue
   Bonds                                                            1,000          5.000              09/01/08           1,079
Oregon State Department of Transportation Revenue Bonds             1,000          5.000              11/15/13           1,116
State of Oregon General Obligation, Ltd., weekly demand             1,000          5.700              10/01/32           1,044
                                                                                                                  ------------
                                                                                                                         4,566
                                                                                                                  ------------
Pennsylvania - 3.4%
Allegheny County Port Authority Revenue Bonds, weekly
   demand                                                             250          5.500              03/01/17             279
Berks County Vocational Technical School Authority Revenue
   Bonds (u)                                                        1,260          5.000              06/01/15           1,396
City of Philadelphia Pennsylvania Revenue Bonds                     1,750    5.250-6.750     08/01/05-08/01/13           1,891
County of Allegheny Pennsylvania General Obligation
   Unlimited                                                        1,000          5.000              10/01/15           1,122
Erie County Industrial Development Authority Revenue Bonds            180          5.300              04/01/12             195
Norwin School District General Obligation Unlimited, weekly
   demand (pre-refunded 4/1/2004) (AE)                                250          6.000              04/01/20             288
Owen J Roberts School District General Obligation Unlimited           500          5.000              08/15/12             555
Pennsylvania Higher Educational Facilities Authority
   Revenue Bonds (u)                                                  715          5.000              08/15/14             795
Sayre Health Care Facilities Authority Revenue Bonds,
   weekly demand                                                      690          5.300              12/01/12             740
St. Mary Hospital Authority Revenue Bonds                             300          5.000              11/15/13             318
                                                                                                                  ------------
                                                                                                                         7,579
                                                                                                                  ------------
Puerto Rico - 2.7%
Commonwealth of Puerto Rico General Obligation Unlimited,
   annual demand (E)                                                  200          6.000              07/01/13             219
Puerto Rico Electric Power Authority Revenue Bonds                  1,500    5.000-5.500     07/01/13-07/01/17           1,697
Puerto Rico Public Buildings Authority Revenue Bonds,
   annual demand (E)                                                1,770    4.500-5.000     07/01/22-07/01/28           1,870
Puerto Rico Public Finance Corp. Revenue Bonds, annual
   demand (E)                                                       2,000          5.750              08/01/27           2,249
                                                                                                                  ------------
                                                                                                                         6,035
                                                                                                                  ------------
Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp. Revenue
   Bonds                                                              150          5.750              08/15/10             162
                                                                                                                  ------------

South Carolina - 1.1%
Richland-Lexington Airport District Revenue Bonds                   1,190          5.000     01/01/06-01/01/10           1,271
Rock Hill South Carolina Revenue Bonds                                250          5.000              01/01/10             274

 118  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                              PRINCIPAL                            DATE
                                                              AMOUNT ($)         RATE               OF               VALUE
                                                              OR SHARES           %              MATURITY#             $
------------------------------------------------------------------------------------------------------------------------------
South Carolina State Public Service Authority Revenue
   Bonds, weekly demand                                               375          5.500              01/01/11             418
Spartanburg County South Carolina Revenue Bonds                       500          6.000              04/15/07             538
                                                                                                                  ------------
                                                                                                                         2,501
                                                                                                                  ------------
South Dakota - 0.8%
Sioux Falls South Dakota Revenue Bonds                                250          5.500              11/15/10             281
South Dakota State Building Authority Revenue Bonds                 1,330          5.000              09/01/12           1,473
                                                                                                                  ------------
                                                                                                                         1,754
                                                                                                                  ------------
Tennessee - 1.2%
County of Williamson Tennessee General Obligation Unlimited           500          6.000              03/01/06             520
Maury County Tennessee General Obligation Unlimited, weekly
   demand                                                           1,000          5.000              04/01/16           1,101
Metropolitan Government Nashville & Davidson County Health
   & Educational Facility Board Revenue Bonds                         920          5.000              11/01/06             962
Metropolitan Government Nashville & Davidson County
   Tennessee Revenue Bonds                                            180          5.250              01/01/13             203
                                                                                                                  ------------
                                                                                                                         2,786
                                                                                                                  ------------
Texas - 9.1%
Alvin Independent School District General Obligation
   Unlimited                                                        1,060          6.750     08/15/09-08/15/10           1,245
Brazos River Authority Revenue Bonds, annual demand (E)               220          5.400              10/01/29             238
Brazos River Authority Revenue Bonds                                  500          3.625              04/01/12             505
Brazos River Harbor Navigation District Revenue Bonds (E)             220          4.750              05/15/33             229
City of Houston Texas Revenue Bonds                                   515          5.250              05/15/14             583
City of San Antonio Texas Revenue Bonds                             1,000          5.250              02/01/13           1,128
County of Harris Texas General Obligation, Ltd.                     1,435          5.250              08/15/09           1,574
County of Harris Texas Revenue Bonds, annual demand (E)             1,500          5.000              08/15/21           1,620
Cypress-Fairbanks Independent School District General
   Obligation Unlimited, annual demand (E)                            500          5.000              02/15/19             545
Dallas Independent School District General Obligation
   Unlimited                                                        2,100          5.000              02/15/14           2,330
El Paso Independent School District General Obligation
   Unlimited                                                        1,000          5.375              08/15/09           1,105
Fort Bend County Industrial Development Corp. Revenue
   Bonds, annual demand (E)                                           250          3.000              10/01/11             251
North Central Texas Health Facility Development Corp.
   Revenue Bonds                                                    1,050          5.500              04/01/05           1,056
Port of Corpus Christi Authority of Nueces County Texas
   Revenue Bonds, weekly demand                                       385          5.350              11/01/10             398
Red River Texas Revenue Bonds, annual demand (E)                      250          2.750              03/01/31             244
Richardson Hospital Authority Revenue Bonds                           335          5.000              12/01/08             352
Round Rock Independent School District General Obligation
   Unlimited                                                        1,430    5.375-6.500     08/01/10-08/01/12           1,658
Round Rock Independent School District General Obligation
   Unlimited, weekly demand                                           750          6.500              08/01/11             877
Texas A & M University Revenue Bonds (E)                            1,000          5.000              07/01/08           1,075
Titus County Hospital District General Obligation Limited           1,000          5.000              08/15/13           1,106
Tyler Independent School District General Obligation
   Unlimited                                                        1,350          5.000              02/15/10           1,471
University of Texas Permanent University Fund Revenue Bonds           420          5.000              07/01/09             456
Waco Health Facilities Development Corp. Revenue Bonds                250          5.200              11/15/06             262
                                                                                                                  ------------
                                                                                                                        20,308
                                                                                                                  ------------

                                                       Tax Exempt Bond Fund  119

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                              PRINCIPAL                            DATE
                                                              AMOUNT ($)         RATE               OF               VALUE
                                                              OR SHARES           %              MATURITY#             $
------------------------------------------------------------------------------------------------------------------------------
Utah - 0.8%
County of Utah Utah Revenue Bonds, annual demand                      200          5.050              11/01/17             218
Intermountain Power Agency Revenue Bonds                            1,400          6.500              07/01/10           1,633
                                                                                                                  ------------
                                                                                                                         1,851
                                                                                                                  ------------
Virginia - 2.7%
City of Richmond Virginia General Obligation Unlimited,
   weekly demand                                                    1,000          5.000              07/15/15           1,115
County of Fairfax Virginia Certificate of Participation,
   weekly demand                                                      200          5.750              04/15/13             219
Hampton Virginia Revenue Bonds                                        240          5.000              01/01/14             261
Middle River Regional Jail Authority Revenue Bonds, weekly
   demand                                                           1,015          5.000              05/15/15           1,129
Peninsula Ports Authority Revenue Bonds, annual demand (E)            225          3.300              10/01/33             226
Prince William County Service Authority Revenue Bonds                 555          5.500              07/01/05             563
Virgin Islands Public Finance Authority Revenue Bonds                 450          5.000     10/01/13-10/01/14             486
Virginia Commonwealth Transportation Board Revenue Bonds,
   weekly demand                                                    1,360    5.250-5.375     05/15/12-05/15/16           1,516
Virginia Public Building Authority Revenue Bonds                      500          5.750              08/01/07             539
                                                                                                                  ------------
                                                                                                                         6,054
                                                                                                                  ------------
Washington - 1.5%
Clallam County Public Utility District No. 1 Revenue Bonds            385          5.000              01/01/08             411
Energy Northwest Revenue Bonds (u)                                    880          5.000     07/01/11-07/01/13             974
Kitsap County Washington General Obligation, Ltd., weekly
   demand                                                             775          5.750              07/01/14             880
Washington Public Power Supply System Revenue Bonds                 1,000          7.000              07/01/08           1,139
                                                                                                                  ------------
                                                                                                                         3,404
                                                                                                                  ------------
West Virginia - 0.1%
West Virginia State Hospital Finance Authority Revenue
   Bonds                                                              150          6.500              09/01/05             154
                                                                                                                  ------------

Wisconsin - 1.8%
City of Madison Wisconsin Revenue Bonds, annual demand                280          4.875              10/01/27             300
Oconto Falls Public School District General Obligation
   Unlimited, weekly demand (pre-refunded 3/1/2011) (AE)              750          5.750              03/01/13             863
State of Wisconsin General Obligation Unlimited                       625          5.125              11/01/11             694
Wisconsin Housing & Economic Development Authority Revenue
   Bonds, weekly demand                                                50          6.850              11/01/12              50
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                    1,925    5.000-5.250     07/01/06-05/01/13           2,079
                                                                                                                  ------------
                                                                                                                         3,986
                                                                                                                  ------------

 120  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                              PRINCIPAL                            DATE
                                                              AMOUNT ($)         RATE               OF               VALUE
                                                              OR SHARES           %              MATURITY#             $
------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (cost $205,698)                                                                                  212,191
                                                                                                                  ------------

SHORT-TERM INVESTMENTS - 5.4%
Frank Russell Investment Company Tax Free Money Market         12,112,848                                               12,113
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS (cost $12,113)                                                                             12,113
                                                                                                                  ------------

TOTAL INVESTMENTS - 100.5% (amortized cost $217,811)                                                                   224,304

OTHER ASSETS AND LIABILITIES, NET - (0.5%)                                                                              (1,165)
                                                                                                                  ------------

NET ASSETS - 100%                                                                                                      223,139
                                                                                                                  ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Tax Exempt Bond Fund  121

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCK - 94.5%
Auto and Transportation - 1.3%
Burlington Northern Santa Fe Corp.                      4,800             231
CSX Corp.                                               7,900             316
FedEx Corp.                                               300              29
Ford Motor Co. (N)                                        200               3
Harley-Davidson, Inc.                                  44,600           2,681
Lear Corp.                                             12,000             648
Norfolk Southern Corp.                                  5,100             178
Union Pacific Corp.                                     1,900             113
United Parcel Service, Inc. Class B                    13,500           1,008
                                                                 ------------
                                                                        5,207
                                                                 ------------

Consumer Discretionary - 17.5%
Abercrombie & Fitch Co. Class A                        17,200             862
Accenture, Ltd. Class A (AE)                           23,900             623
Apollo Group, Inc. Class A (AE)                        66,200           5,176
Avon Products, Inc.                                     8,800             372
Bed Bath & Beyond, Inc. (AE)                           46,500           1,873
Cintas Corp.                                           35,000           1,522
Clear Channel Communications, Inc.                     39,800           1,291
eBay, Inc. (AE)                                        91,800           7,482
Electronic Arts, Inc. (AE)                              3,400             219
EW Scripps Co. Class A                                  9,400             436
Fox Entertainment Group, Inc. Class A (AE)             41,100           1,383
Gannett Co., Inc.                                      30,500           2,441
Gap, Inc. (The)                                        16,500             363
Gillette Co. (The)                                     14,400             730
Google, Inc. Class A (AE)                              17,900           3,502
Hilton Hotels Corp.                                     7,500             167
Home Depot, Inc.                                      133,150           5,494
Jones Apparel Group, Inc.                              34,000           1,143
Kohl's Corp. (AE)                                      44,500           2,092
Leggett & Platt, Inc.                                  60,600           1,727
Limited Brands, Inc.                                   36,208             858
Lowe's Cos., Inc.                                      83,100           4,736
Mattel, Inc.                                            2,100              41
McDonald's Corp.                                       24,300             787
News Corp. Class A                                    114,200           1,941
Nike, Inc. Class B                                     14,600           1,265
Regal Entertainment Group Class A                      29,425             586
Staples, Inc.                                             900              29
Starbucks Corp. (AE)                                   94,000           5,076
Starwood Hotels & Resorts Worldwide, Inc. (o)           3,300             191
Target Corp.                                           22,900           1,163
Tiffany & Co.                                          35,400           1,113
Time Warner, Inc. (AE)                                 88,275           1,589
Viacom, Inc. Class B                                   24,300             907
Wal-Mart Stores, Inc.                                 121,700           6,377

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Walt Disney Co.                                        33,000             945
Wendy's International, Inc.                             2,200              86
Yum! Brands, Inc.                                       9,200             426
                                                                 ------------
                                                                       67,014
                                                                 ------------

Consumer Staples - 7.6%
Altria Group, Inc.                                     63,000           4,021
Coca-Cola Co. (The)                                   110,100           4,568
Colgate-Palmolive Co.                                  10,400             547
CVS Corp.                                              20,200             936
Diageo PLC - ADR                                       24,500           1,337
General Mills, Inc.                                    14,300             758
HJ Heinz Co.                                           13,400             507
Kraft Foods, Inc. Class A                                 100               3
PepsiCo, Inc.                                          85,400           4,586
Procter & Gamble Co.                                  113,660           6,050
Sara Lee Corp.                                         44,500           1,045
Sysco Corp.                                            54,600           1,909
Walgreen Co.                                           45,500           1,939
Wm. Wrigley Jr. Co.                                    12,000             845
                                                                 ------------
                                                                       29,051
                                                                 ------------

Financial Services - 19.5%
Aflac, Inc.                                            32,500           1,284
Allstate Corp. (The)                                   33,000           1,664
AMBAC Financial Group, Inc.                            27,250           2,095
American Express Co.                                   21,000           1,120
American International Group, Inc.                     26,300           1,743
Automatic Data Processing, Inc.                        68,100           2,961
Bank of America Corp.                                 116,534           5,404
Bank of New York Co., Inc. (The)                       64,100           1,904
Capital One Financial Corp.                            63,600           4,979
CarrAmerica Realty Corp. (o)                            4,900             149
Cigna Corp.                                            10,600             851
CIT Group, Inc.                                        17,900             723
Citigroup, Inc.                                       220,122          10,797
City National Corp.                                       600              42
Compass Bancshares, Inc.                                6,900             323
Countrywide Financial Corp.                            55,600           2,057
E*Trade Financial Corp. (AE)                           21,300             293
Equity Office Properties Trust (o)                      8,600             241
Fifth Third Bancorp                                    51,700           2,402
First Data Corp.                                       22,300             908
Freddie Mac                                            12,200             796
Genworth Financial, Inc. Class A                        8,700             231

 122  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Goldman Sachs Group, Inc.                              16,000           1,726
Hartford Financial Services Group, Inc.                 3,100             209
Hibernia Corp. Class A                                  6,600             174
JPMorgan Chase & Co.                                   52,904           1,975
MBIA, Inc.                                             13,300             795
MBNA Corp.                                             23,500             625
Mellon Financial Corp.                                 16,800             493
Moody's Corp.                                          24,100           2,019
Morgan Stanley                                         71,000           3,973
North Fork BanCorp., Inc.                              62,001           1,779
Piper Jaffray Cos. (AE)(N)                                765              30
Prologis (o)                                            5,900             225
Regions Financial Corp.                                30,259             968
St. Paul Travelers Cos., Inc. (The)                     7,650             287
State Street Corp.                                     50,300           2,254
SunTrust Banks, Inc.                                    4,800             346
Synovus Financial Corp.                                62,100           1,685
Torchmark Corp.                                         9,000             491
US Bancorp                                             95,470           2,869
Wachovia Corp.                                         57,525           3,155
Washington Mutual, Inc.                                28,100           1,134
Wells Fargo & Co.                                      68,200           4,181
WR Berkley Corp.                                        1,000              48
XL Capital, Ltd. Class A                                4,000             299
                                                                 ------------
                                                                       74,707
                                                                 ------------

Health Care - 13.0%
Aetna, Inc.                                            12,500           1,588
Allergan, Inc.                                         30,700           2,332
Amgen, Inc. (AE)                                       58,300           3,629
Biogen Idec, Inc. (AE)                                    700              45
Biomet, Inc.                                            3,600             153
Boston Scientific Corp. (AE)                            7,200             238
Bristol-Myers Squibb Co.                               56,000           1,313
Eli Lilly & Co.                                        42,000           2,278
Forest Laboratories, Inc. (AE)                         24,000             997
Genentech, Inc. (AE)                                   82,100           3,917
Genzyme Corp. (AE)                                     41,500           2,416
Gilead Sciences, Inc. (AE)                              8,300             275
Guidant Corp.                                          26,700           1,935
HCA, Inc.                                               6,900             307
Hospira, Inc. (AE)                                         20               1
Johnson & Johnson                                     107,346           6,945
Medicis Pharmaceutical Corp. Class A (N)                8,900             321
Medtronic, Inc.                                        84,500           4,435
OSI Pharmaceuticals, Inc. (AE)                          3,500             228
Patterson Cos., Inc. (AE)                              30,200           1,407
Pfizer, Inc.                                          220,450           5,326
Schering-Plough Corp.                                  35,479             658
Sepracor, Inc. (AE)(N)                                 14,400             823

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Stryker Corp.                                          44,700           2,197
Teva Pharmaceutical Industries, Ltd. - ADR            102,800           2,937
Watson Pharmaceuticals, Inc. (AE)                       2,300              69
WellPoint, Inc. (AE)                                    6,200             753
Wyeth                                                  60,700           2,405
                                                                 ------------
                                                                       49,928
                                                                 ------------

Integrated Oils - 5.2%
BP PLC - ADR                                           30,930           1,831
ChevronTexaco Corp.                                    96,560           5,253
ConocoPhillips                                         23,252           2,157
Exxon Mobil Corp.                                     177,686           9,169
Unocal Corp.                                           31,620           1,504
                                                                 ------------
                                                                       19,914
                                                                 ------------

Materials and Processing - 3.1%
Air Products & Chemicals, Inc.                          5,900             348
Alcan, Inc.                                             7,000             278
Alcoa, Inc.                                            32,656             964
Aracruz Celulose SA - ADR                              24,300             849
Archer-Daniels-Midland Co.                              9,400             227
Bowater, Inc. (N)                                       3,300             125
Dow Chemical Co. (The)                                 34,900           1,735
Eastman Chemical Co.                                    9,300             504
EI Du Pont de Nemours & Co.                            41,100           1,955
Georgia-Pacific Corp.                                   2,900              93
Lyondell Chemical Co.                                  17,400             512
Masco Corp.                                            17,500             644
Monsanto Co.                                            9,609             520
Nalco Holding Co. (AE)                                  8,700             168
PPG Industries, Inc.                                   10,800             743
Sappi, Ltd. - ADR                                      40,700             521
Temple-Inland, Inc.                                     5,800             369
United States Steel Corp.                              28,800           1,492
                                                                 ------------
                                                                       12,047
                                                                 ------------

Miscellaneous - 5.2%
3M Co.                                                  1,600             135
Fortune Brands, Inc.                                    2,000             168
General Electric Co.                                  309,300          11,175
Honeywell International, Inc.                          32,300           1,162
ITT Industries, Inc.                                    8,900             759
Johnson Controls, Inc.                                 12,200             722

                                                 Tax-Managed Large Cap Fund  123

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SPX Corp. (N)                                             600              25
Textron, Inc.                                          21,900           1,576
Tyco International, Ltd.                              119,034           4,302
                                                                 ------------
                                                                       20,024
                                                                 ------------

Other Energy - 0.9%
Anadarko Petroleum Corp.                               22,900           1,516
Apache Corp.                                            9,800             533
Devon Energy Corp.                                     13,600             553
Dynegy, Inc. Class A (AE)                              11,100              50
Pride International, Inc. (AE)(N)                         100               2
Valero Energy Corp.                                     3,800             198
Williams Cos., Inc.                                    48,800             820
                                                                 ------------
                                                                        3,672
                                                                 ------------

Producer Durables - 4.3%
Boeing Co.                                              9,400             476
Caterpillar, Inc.                                       1,800             160
Centex Corp.                                            1,600              98
Deere & Co.                                             6,300             437
DR Horton, Inc. (N)                                     2,400              96
Emerson Electric Co.                                   48,000           3,228
Hubbell, Inc. Class B                                   8,300             411
Illinois Tool Works, Inc.                              12,300           1,070
Ingersoll-Rand Co. Class A                             11,700             870
KB Home (N)                                             1,000             109
Koninklijke Philips Electronics NV                     54,700           1,427
Lennar Corp. Class A (N)                                1,600              90
Lexmark International, Inc. (AE)                        2,200             183
Lockheed Martin Corp.                                  34,100           1,971
Northrop Grumman Corp.                                 32,800           1,702
Pitney Bowes, Inc.                                     20,300             908
Pulte Homes, Inc.                                         200              13
Teradyne, Inc. (AE)                                       200               3
United Technologies Corp.                              31,100           3,131
                                                                 ------------
                                                                       16,383
                                                                 ------------

Technology - 12.0%
Altera Corp. (AE)                                      57,300           1,100
Analog Devices, Inc.                                   13,500             484
Cisco Systems, Inc. (AE)                              280,300           5,057
Computer Sciences Corp. (AE)                           14,000             721
Corning, Inc. (AE)                                     59,100             647
Dell, Inc. (AE)                                       166,500           6,953
EMC Corp. (AE)                                         34,800             456
Hewlett-Packard Co.                                    59,000           1,156
Intel Corp.                                           197,500           4,434
International Business Machines Corp.                  50,100           4,680
Intersil Corp. Class A                                  2,000              30
Juniper Networks, Inc. (AE)                            11,300             284
Linear Technology Corp.                                74,500           2,812

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Microsoft Corp.                                       333,200           8,756
NCR Corp. (AE)                                         26,400             902
Oracle Corp. (AE)                                     115,800           1,595
Qualcomm, Inc.                                        108,500           4,040
Raytheon Co.                                           13,200             494
Red Hat, Inc. (AE)                                     80,800             877
Seagate Technology (AE)                                26,700              --
Veritas Software Corp. (AE)                               600              15
Xilinx, Inc.                                           17,500             511
                                                                 ------------
                                                                       46,004
                                                                 ------------

Utilities - 4.9%
Ameren Corp.                                           13,500             677
Cinergy Corp.                                          21,800             878
Comcast Corp. (AE)
   Class A                                             11,533             371
   Special Class A                                        900              28
Constellation Energy Group, Inc.                        1,100              55
Dominion Resources, Inc.                                  300              21
Edison International                                   24,300             789
Entergy Corp.                                          17,200           1,196
MCI, Inc.                                              30,497             588
Nextel Communications, Inc. Class A (AE)               13,500             387
PG&E Corp. (AE)                                        53,300           1,866
Pinnacle West Capital Corp.                            22,300             930
PPL Corp.                                              21,900           1,183
Public Service Enterprise Group, Inc.                  10,600             559
SBC Communications, Inc.                              180,300           4,284
Sprint Corp.                                            7,700             184
TXU Corp. (N)                                           4,800             332
Verizon Communications, Inc.                          103,394           3,680
Wisconsin Energy Corp.                                 15,900             543
Xcel Energy, Inc. (N)                                  17,300             315
                                                                 ------------
                                                                       18,866
                                                                 ------------

TOTAL COMMON STOCKS
(cost $275,613)                                                       362,817
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Technology - 0.0%
Lucent Technologies, Inc.
   2007 Warrant (AE)                                        4               4
                                                                 ------------

 124  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TOTAL WARRANTS & RIGHTS
(cost $0)                                                                   4
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.9%
Frank Russell Investment Company Money Market
   Fund                                            21,053,000          21,053
United States Treasury Bill (c)(z)(sec.)
   2.244% due 03/17/05                                  1,500           1,496
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $22,549)                                                         22,549
                                                                 ------------

OTHER SECURITIES - 0.5%
Frank Russell Investment Company Money Market
   Fund (X)                                           805,691             806
State Street Securities Lending Quality Trust
   (X)                                              1,114,369           1,114
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $1,920)                                                           1,920
                                                                 ------------

TOTAL INVESTMENTS - 100.9%
(identified cost $300,082)                                            387,290

OTHER ASSETS AND LIABILITIES, NET - (0.9%)                             (3,605)
                                                                 ------------

NET ASSETS - 100.0%                                                   383,685
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                 Tax-Managed Large Cap Fund  125

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index
   expiration date 03/05 (123)                              7,267                (18)

S&P 500 Index
   expiration date 03/05 (53)                              15,657                (40)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        (58)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 126  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 91.9%
Auto and Transportation - 4.0%
AAR Corp. (AE)                                         26,525             309
Arkansas Best Corp.                                     3,200             129
ArvinMeritor, Inc.                                     16,625             317
Autoliv, Inc.                                           5,210             246
Aviall, Inc. (AE)                                      21,600             622
CH Robinson Worldwide, Inc.                             5,890             303
CNF, Inc.                                               3,100             145
Fleetwood Enterprises, Inc. (AE)(N)                    36,217             318
Forward Air Corp. (AE)                                  5,577             238
Genesee & Wyoming, Inc. Class A (AE)                    3,554              90
Gentex Corp. (N)                                        7,072             239
Hayes Lemmerz International, Inc. (AE)                  5,863              47
Keystone Automotive Industries, Inc. (AE)              12,741             280
Lear Corp.                                                693              37
Monaco Coach Corp.                                     10,830             200
Overnite Corp.                                          8,216             254
Overseas Shipholding Group                              5,200             290
RailAmerica, Inc. (AE)                                  9,000             117
Superior Industries International (N)                   3,560              90
TRW Automotive Holdings Corp. (AE)                     10,625             211
Wabash National Corp. (AE)(N)                          15,600             396
Westinghouse Air Brake Technologies Corp.              28,800             537
Winnebago Industries (N)                               11,044             381
                                                                 ------------
                                                                        5,796
                                                                 ------------

Consumer Discretionary - 20.7%
99 Cents Only Stores (AE)(N)                           21,618             324
Aaron Rents, Inc.                                      11,869             252
ABM Industries, Inc. (N)                               11,300             207
Administaff, Inc. (AE)                                 33,200             484
Advisory Board Co. (The) (AE)                           5,987             213
Advo, Inc. (N)                                          2,600              96
Aeropostale, Inc. (AE)                                 11,100             309
Amazon.Com, Inc. (AE)                                     900              39
America's Car Mart, Inc. (AE)                             898              33
AnnTaylor Stores Corp. (AE)                             4,200              90
Applebees International, Inc.                           8,535             238
aQuantive, Inc. (AE)(N)                                16,480             153
Atari, Inc. (AE)(N)                                     4,435              10
Big 5 Sporting Goods Corp.                             19,850             544
Bright Horizons Family Solutions, Inc. (AE)(N)          3,700             217
Brookstone, Inc. (AE)                                   2,550              38
California Pizza Kitchen, Inc. (AE)(N)                 18,000             457
Carmike Cinemas, Inc.                                   6,325             224
Casella Waste Systems, Inc. Class A (AE)               19,900             283

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CBRL Group, Inc.                                        9,900             407
Central European Distribution Corp. (AE)(N)             9,675             318
Charter Communications, Inc. Class A (AE)(N)           41,396              67
Chemed Corp.                                            3,725             267
Chico's FAS, Inc. (AE)                                  7,840             413
ChoicePoint, Inc. (AE)                                 16,769             771
Citadel Broadcasting Corp. (AE)                        17,359             243
Copart, Inc. (AE)                                      18,700             430
Corinthian Colleges, Inc. (AE)(N)                      29,800             573
Corporate Executive Board Co.                           3,450             221
Corrections Corp. of America (AE)                       3,435             141
Cox Radio, Inc. Class A (AE)                           33,843             533
Crown Media Holdings, Inc. Class A (AE)(N)              6,625              63
Cumulus Media, Inc. Class A (AE)                        2,348              33
DeVry, Inc. (AE)                                       16,933             300
DIRECTV Group, Inc. (The) (AE)                          1,300              20
Dollar Thrifty Automotive Group (AE)                    5,425             169
DoubleClick, Inc. (AE)                                  9,017              74
Drugstore.Com (AE)                                        667               2
Education Management Corp. (AE)                        14,587             466
Electronics Boutique Holdings Corp. (AE)                3,025             106
Elizabeth Arden, Inc. (AE)                             12,375             293
Emmis Communications Corp. Class A (AE)                19,206             337
Entravision Communications Corp. Class A (AE)          31,717             254
Ethan Allen Interiors, Inc. (N)                         6,283             221
Fisher Scientific International (AE)                   13,420             848
Fossil, Inc. (AE)(N)                                   18,298             511
Fred's, Inc. (N)                                       33,292             548
FTI Consulting, Inc. (AE)(N)                           32,989             640
Gaylord Entertainment Co. (AE)                          6,720             264
Getty Images, Inc. (AE)                                 4,752             331
Global Imaging Systems, Inc. (AE)(N)                    9,133             327
Hancock Fabrics, Inc. (N)                              29,169             262
Harman International Industries, Inc.                   3,300             401
Hearst-Argyle Television, Inc.                          2,071              54
IKON Office Solutions, Inc.                             1,400              15
Ipass, Inc. (AE)(N)                                    35,082             208
iVillage, Inc. (AE)                                    34,500             207
Jarden Corp. (AE)                                       5,650             260
Jos. A. Bank Clothiers, Inc. (AE)(N)                      407              12

                                           Tax-Managed Mid & Small Cap Fund  127

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Journal Communications, Inc. Class A                   13,225             227
Krispy Kreme Doughnuts, Inc. (AE)(N)                    9,397              83
La-Z-Boy, Inc. (N)                                     24,526             342
Landry's Restaurants, Inc.                              6,600             186
Leapfrog Enterprises, Inc. (AE)(N)                        402               5
Liberty Corp.                                           4,781             190
Liberty Media Corp. Class A (AE)                       24,800             259
Linens 'N Things, Inc. (AE)                            22,015             570
LKQ Corp. (AE)(N)                                      15,600             261
Matthews International Corp. Class A                      100               4
MAXIMUS, Inc. (AE)                                      2,102              63
Men's Wearhouse, Inc. (AE)                              1,500              50
Monster Worldwide, Inc. (AE)                            5,950             186
MPS Group, Inc. (AE)                                   12,500             141
MSC Industrial Direct Co. Class A                      14,759             511
Navigant Consulting, Inc. (AE)                          4,100              98
Neoforma, Inc. (AE)(N)                                  3,292              30
O'Charleys, Inc. (AE)                                  14,100             260
Overstock.com, Inc. (AE)(N)                             5,290             276
Paxson Communications Corp. (AE)                       66,124             108
PDI, Inc. (AE)                                          3,100              62
PEP Boys-Manny Moe & Jack (N)                          25,000             431
Petco Animal Supplies, Inc. (AE)                       14,067             534
PF Chang's China Bistro, Inc. (AE)                      4,270             237
Playboy Enterprises, Inc. Class B (AE)(N)              19,359             242
Polo Ralph Lauren Corp.                                 5,800             226
Priceline.com, Inc. (AE)(N)                               100               2
Rare Hospitality International, Inc. (AE)(N)           13,979             440
RC2 Corp. (AE)                                            942              27
Reader's Digest Association, Inc. (The)                21,398             345
Red Robin Gourmet Burgers, Inc. (AE)                    4,800             227
Rent-A-Center, Inc. (AE)                                1,277              31
Revlon, Inc. Class A (AE)                              41,424              99
Ruby Tuesday, Inc.                                     21,893             557
Scientific Games Corp. Class A (AE)                    10,570             272
Service Corp. International (AE)                       35,500             245
Sirva, Inc. (AE)                                       15,400             136
Six Flags, Inc. (AE)(N)                                19,385              83
Skechers U.S.A., Inc. Class A (AE)                      9,800             144
Source Interlink Cos., Inc. (AE)                       43,775             520
Sports Authority, Inc. (The) (AE)                      15,400             391
Startek, Inc. (N)                                       3,816              95
Station Casinos, Inc.                                  17,510           1,077
Tetra Tech, Inc. (AE)                                     837              12
Toro Co.                                                1,900             158
Tractor Supply Co. (AE)                                19,647             703
Travelzoo, Inc. (AE)(N)                                   300              17
United Natural Foods, Inc. (AE)                         5,170             163
United Online, Inc. (AE)(N)                            10,126             109
USANA Health Sciences, Inc. (AE)(N)                     1,176              43

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Valueclick, Inc. (AE)                                  45,840             607
Ventiv Health, Inc. (AE)(N)                             4,950             116
Watson Wyatt & Co. Holdings                             3,051              80
WESCO International, Inc. (AE)                         13,700             463
Westwood One, Inc. (AE)                                19,619             474
Williams-Sonoma, Inc. (AE)                              7,500             260
WMS Industries, Inc. (AE)(N)                            7,890             247
Yankee Candle Co., Inc. (AE)                            5,575             183
                                                                 ------------
                                                                       29,729
                                                                 ------------

Consumer Staples - 2.6%
7-Eleven, Inc. (AE)                                     3,484              83
American Italian Pasta Co. Class A (N)                 20,527             556
Del Monte Foods Co. (AE)                               32,400             365
DIMON, Inc. (N)                                        43,032             284
Farmer Bros Co.                                         2,265              58
Hain Celestial Group, Inc. (AE)(N)                        384               8
Longs Drug Stores Corp.                                   700              18
Performance Food Group Co. (AE)                        38,467           1,047
Ralcorp Holdings, Inc.                                 10,975             483
Ruddick Corp.                                           4,200              89
Sensient Technologies Corp.                            15,562             354
SunOpta, Inc. (AE)(N)                                  59,445             421
Tootsie Roll Industries, Inc.                             100               3
Tyson Foods, Inc. Class A                               1,223              21
Weis Markets, Inc.                                        200               8
                                                                 ------------
                                                                        3,798
                                                                 ------------

Financial Services - 17.2%
Affiliated Managers Group (AE)(N)                      12,878             817
Alfa Corp.                                                300               4
American Financial Realty Trust (o)                    19,477             293
AmerUs Group Co. (N)                                    5,075             226
Argonaut Group, Inc. (AE)                              13,950             299
BancorpSouth, Inc. (N)                                  1,025              22
Bank of the Ozarks, Inc. (N)                            7,400             249
Banknorth Group, Inc.                                  10,465             375
BioMed Realty Trust, Inc. (o)                          11,775             235
BISYS Group, Inc. (The) (AE)                           27,700             426
Blackrock, Inc. Class A                                 1,100              88
BRE Properties Class A (o)                              5,775             212
Brookline Bancorp, Inc. (N)                            14,125             226
Capital Trust Class A (o)                               2,485              80
CapitalSource, Inc. (AE)                               10,910             258
Cedar Shopping Centers, Inc. (o)(N)                    18,550             256

 128  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Center Financial Corp.                                  6,775             141
CharterMac                                              1,943              46
Chemical Financial Corp.                                2,310              86
Circle Group Holdings, Inc. (AE)(N)                    17,147              19
CIT Group, Inc.                                        14,000             565
Citizens Banking Corp.                                  7,100             222
Crescent Real Estate Equities Co. (o)(N)                4,423              73
Cullen/Frost Bankers, Inc.                              5,775             271
Delphi Financial Group Class A                          2,400             108
Digital Insight Corp. (AE)(N)                          40,974             681
Dime Community Bancshares (N)                          15,700             258
Doral Financial Corp.                                   9,450             409
East-West Bancorp, Inc.                                 5,030             196
Factset Research Systems, Inc.                          3,933             210
Fair Isaac Corp.                                       20,229             699
FelCor Lodging Trust, Inc. (AE)(o)                      6,585              92
Fidelity National Financial, Inc.                       7,154             314
First Industrial Realty Trust, Inc. (o)(N)             10,200             399
First Midwest Bancorp, Inc. (N)                         7,750             267
First Potomac Realty Trust (o)                          9,600             206
Gables Residential Trust (o)(N)                         2,968              99
GATX Corp. (N)                                         22,800             679
General Growth Properties, Inc. (o)                    19,500             620
Glacier Bancorp, Inc.                                   4,375             139
Glenborough Realty Trust, Inc. (o)                      2,661              51
Global Payments, Inc. (N)                               3,320             190
Greenhill & Co., Inc.                                   7,290             216
Harbor Florida Bancshares, Inc.                         5,675             193
HCC Insurance Holdings, Inc.                            6,810             224
Heritage Property Investment Trust (o)                  2,482              73
Hibernia Corp. Class A                                  6,500             171
Highwoods Properties, Inc. (o)                         11,208             275
Independence Community Bank Corp.                       7,150             281
IndyMac Bancorp, Inc.                                   2,200              81
Innkeepers USA Trust (o)                               13,125             177
Investment Technology Group, Inc. (AE)                  8,161             162
Investors Financial Services Corp. (N)                  4,600             232
Jack Henry & Associates, Inc.                          25,301             526
Jefferies Group, Inc.                                   9,419             367
Kilroy Realty Corp. (o)                                 4,850             190
Kronos, Inc. (AE)                                      12,928             695
LaBranche & Co., Inc. (AE)(N)                          11,607             116
LandAmerica Financial Group, Inc.                       1,592              82
Leucadia National Corp.                                 4,635             168
Mercury General Corp.                                   2,200             125
Mills Corp. (The) (o)                                   1,814             101
Montpelier Re Holdings, Ltd.                           10,475             392
Nationwide Health Properties, Inc. (o)                  2,400              52
NCO Group, Inc. (AE)(N)                                 2,092              48
NDCHealth Corp.                                         2,595              40
Nuveen Investments, Inc. Class A                        1,400              52

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Old Republic International Corp.                       10,350             240
Pacific Capital Bancorp                                 7,600             233
Pennsylvania Real Estate Investment Trust (o)           4,000             160
Piper Jaffray Cos. (AE)(N)                              6,143             243
PMI Group, Inc. (The)                                   2,200              88
Popular, Inc. (N)                                      23,634             631
Portal Software, Inc. (AE)                             16,608              47
Post Properties, Inc. (o)                               8,105             257
Provident Bankshares Corp.                              3,256             108
PS Business Parks, Inc. (o)                             4,650             196
R&G Financial Corp. Class B                             5,618             207
Radian Group, Inc.                                      2,332             112
Ramco-Gershenson Properties (o)                         6,850             193
Raymond James Financial, Inc.                           4,992             156
Reckson Associates Realty Corp. (o)                     8,250             253
Reinsurance Group Of America                            1,100              52
RLI Corp.                                               7,175             312
Scottish Re Group, Ltd. (N)                            11,325             261
Selective Insurance Group (N)                           2,700             117
Sky Financial Group, Inc. (N)                          10,000             266
South Financial Group, Inc. (The)                       8,425             257
Sovereign Bancorp, Inc.                                20,394             464
State Auto Financial Corp.                                800              21
Sterling Financial Corp. (AE)                           3,872             145
Sun Communities, Inc. (o)                              12,736             473
TrustCo Bank Corp. NY (N)                              10,593             132
Umpqua Holdings Corp.                                  10,950             266
UnionBanCal Corp.                                       3,300             203
United Bankshares, Inc. (N)                             8,100             276
Vornado Realty Trust (o)                                6,900             477
W Holding Co., Inc.                                    36,261             473
Waddell & Reed Financial, Inc. Class A                 24,872             544
Westamerica BanCorp. (N)                                  400              21
Wilmington Trust Corp.                                  7,703             268
Wintrust Financial Corp. (N)                            7,532             418
WR Berkley Corp.                                          509              24
                                                                 ------------
                                                                       24,739
                                                                 ------------

Health Care - 12.2%
Advanced Medical Optics, Inc. (AE)(N)                   1,167              50
Advanced Neuromodulation Systems, Inc. (AE)(N)         10,010             396
AmediSystem, Inc. (AE)(N)                               3,500             105

                                           Tax-Managed Mid & Small Cap Fund  129

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Amsurg Corp. (AE)(N)                                   16,100             425
Angiotech Pharmaceuticals, Inc. (AE)                   12,375             210
Arrow International, Inc. (N)                           3,350             108
Beckman Coulter, Inc.                                   3,231             216
Celgene Corp. (AE)(N)                                   8,400             230
Charles River Laboratories International, Inc.
   (AE)                                                 6,248             296
Community Health Systems, Inc. (AE)                     8,359             242
Connetics Corp. (AE)(N)                                13,495             330
Cooper Cos., Inc.                                      11,146             855
Coventry Health Care, Inc. (AE)                         6,095             347
CV Therapeutics, Inc. (AE)                              1,014              21
Cytyc Corp. (AE)                                       13,911             348
DaVita, Inc. (AE)                                      10,160             426
Diagnostic Products Corp.                                 100               5
DOV Pharmaceutical, Inc. (AE)                             686              11
Durect Corp. (AE)(N)                                   69,949             194
Edwards Lifesciences Corp. (AE)                        10,713             436
Endo Pharmaceuticals Holdings, Inc. (AE)               20,339             427
Enzon Pharmaceuticals, Inc. (AE)                       20,569             265
Genentech, Inc. (AE)                                   29,000           1,384
Gentiva Health Services, Inc. (AE)                     30,900             491
Henry Schein, Inc. (AE)                                 7,879             536
Hollis-Eden Pharmaceuticals (AE)(N)                     1,614              12
Hooper Holmes, Inc.                                     4,881              25
Idexx Laboratories, Inc. (AE)                           3,692             214
Inamed Corp. (AE)                                      13,405             928
Invitrogen Corp. (AE)                                   8,223             565
KV Pharmaceutical Co. Class A (AE)(N)                  19,429             399
LabOne, Inc. (AE)                                       7,250             243
LifePoint Hospitals, Inc. (AE)(N)                      21,475             812
MGI Pharma, Inc. (AE)                                  13,280             301
Molina Healthcare, Inc. (AE)                            1,900              95
Nabi Biopharmaceuticals (AE)                           22,985             297
Odyssey HealthCare, Inc. (AE)(N)                        4,078              47
Omnicell, Inc. (AE)                                     4,970              42
Pacificare Health Systems (AE)                          7,360             453
Par Pharmaceutical Cos., Inc. (AE)(N)                   8,686             329
Pediatrix Medical Group, Inc. (AE)                      2,825             189
Penwest Pharmaceuticals Co. (AE)                          817               9
Perrigo Co.                                               416               7
Pharmion Corp. (AE)                                     1,297              47
PolyMedica Corp.                                        9,300             348
PSS World Medical, Inc. (AE)                           70,298             882
Quality Systems, Inc. (AE)(N)                           4,600             311
Rotech Healthcare, Inc. (AE)                           13,700             366
Select Medical Corp.                                    8,000             142
Sepracor, Inc. (AE)                                     5,800             332
Stericycle, Inc. (AE)                                  12,988             668
Sunrise Senior Living, Inc. (AE)(N)                     9,600             440
United Therapeutics Corp. (AE)(N)                       5,270             225

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
US Physical Therapy, Inc. (AE)(N)                      15,200             221
WellCare Health Plans, Inc. (AE)                        3,700             130
Zymogenetics, Inc. (AE)(N)                              2,252              47
                                                                 ------------
                                                                       17,480
                                                                 ------------

Integrated Oils - 0.4%
Murphy Oil Corp.                                        6,800             607
                                                                 ------------

Materials and Processing - 5.1%
Agrium, Inc.                                           23,115             373
Airgas, Inc.                                           16,800             395
Albany International Corp. Class A                      9,200             314
Allegheny Technologies, Inc.                           15,390             369
Armor Holdings, Inc. (AE)                               6,200             273
Ashland, Inc.                                           3,650             224
Cabot Microelectronics Corp. (AE)(N)                    6,116             186
Coeur d'Alene Mines Corp. (AE)(N)                      37,850             134
Crompton Corp.                                         39,700             462
Crown Holdings, Inc. (AE)                              26,000             351
Cytec Industries, Inc.                                  7,200             367
Dycom Industries, Inc. (AE)                             2,500              68
Eagle Materials, Inc. (N)                               2,375             189
FMC Corp. (AE)                                          2,100              99
Gibraltar Industries, Inc.                                425              10
Integrated Electrical Services, Inc. (AE)(N)           30,675             122
Jacobs Engineering Group, Inc. (AE)                    17,791             904
Jacuzzi Brands, Inc. (AE)                              14,975             151
Kaydon Corp.                                           10,025             311
Lennox International, Inc.                              2,900              58
NCI Building Systems, Inc. (AE)                           100               4
NN, Inc.                                                4,825              59
Olin Corp.                                             12,750             284
Pan American Silver Corp. (AE)                          7,970             120
PolyOne Corp. (AE)                                     16,650             144
Precision Castparts Corp.                               2,500             176
RPM International, Inc.                                 8,201             145
Southern Peru Copper Corp. (N)                          4,000             188
Standard Register Co. (The)                            23,500             294
Universal Forest Products, Inc. (N)                     3,500             137
URS Corp. (AE)                                            500              14

 130  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
USG Corp. (AE)(N)                                       5,492             176
Washington Group International, Inc. (AE)               1,346              53
WCI Communities, Inc. (AE)                              6,359             203
                                                                 ------------
                                                                        7,357
                                                                 ------------

Miscellaneous - 0.2%
Carlisle Cos., Inc.                                     1,391              88
Walter Industries, Inc. (N)                             7,653             268
                                                                 ------------
                                                                          356
                                                                 ------------

Other Energy - 6.1%
Arch Coal, Inc.                                         2,800             102
Cal Dive International, Inc. (AE)                      14,295             625
Comstock Resources, Inc. (AE)                          11,575             271
Consol Energy, Inc.                                     5,375             227
Cooper Cameron Corp. (AE)                              11,571             653
Encore Acquisition Co. (AE)                            13,700             511
Forest Oil Corp. (AE)                                  20,279             683
Global Power Equipment Group, Inc. (AE)(N)             30,300             290
Hanover Compressor Co. (AE)                            33,400             474
Helmerich & Payne, Inc.                                 9,625             365
Houston Exploration Co. (AE)                            4,700             255
National-Oilwell, Inc. (AE)(N)                          5,030             185
Peabody Energy Corp.                                    8,100             686
Plains Exploration & Production Co. (AE)               30,267             871
Range Resources Corp.                                  11,690             259
Remington Oil & Gas Corp. (AE)                         20,175             590
SEACOR Holdings, Inc. (AE)                              4,550             255
Tesoro Corp. (AE)                                      17,000             541
Todco Class A (AE)                                     13,225             271
W-H Energy Services, Inc. (AE)                         13,750             311
XTO Energy, Inc.                                       11,100             399
                                                                 ------------
                                                                        8,824
                                                                 ------------

Producer Durables - 7.6%
Ametek, Inc.                                            8,100             309
Andrew Corp. (AE)                                      19,143             250
AO Smith Corp.                                         10,300             279
Applied Industrial Technologies, Inc.                   5,707             165
BE Aerospace, Inc. (AE)                                74,874             808
Belden CDT, Inc.                                        9,350             190
Brooks Automation, Inc. (AE)                              686              10
Bucyrus International, Inc. Class A                     7,025             258
Champion Enterprises, Inc. (AE)                        46,900             506
Crane Co.                                              13,300             379
Crown Castle International Corp. (AE)                  39,300             645
Curtiss-Wright Corp.                                      900              46
Cymer, Inc. (AE)                                       11,220             298

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dionex Corp. (AE)                                       5,300             314
Duratek, Inc. (AE)                                     11,750             329
Engineered Support Systems, Inc.                        9,800             569
Esterline Technologies Corp. (AE)                      13,400             402
IDEX Corp.                                             11,600             447
Kadant, Inc. (AE)                                      11,000             212
Kimball International, Inc. Class B                       669              10
Lam Research Corp. (AE)                                13,740             368
Lennar Corp. Class A                                    7,200             407
Littelfuse, Inc. (AE)                                  13,859             441
MDC Holdings, Inc.                                      4,247             309
Orbital Sciences Corp. (AE)(N)                         11,051             112
Park-Ohio Holdings Corp. (AE)                          12,950             319
Pentair, Inc.                                          11,600             514
Photon Dynamics, Inc. (AE)(N)                          23,031             497
Powerwave Technologies, Inc. (AE)(N)                   36,250             285
Stewart & Stevenson Services                           13,975             286
Technical Olympic USA, Inc. (N)                        11,829             321
Terex Corp. (AE)(N)                                    10,000             431
Varian Semiconductor Equipment Associates, Inc.
   (AE)(N)                                              4,950             170
                                                                 ------------
                                                                       10,886
                                                                 ------------

Technology - 12.8%
ActivCard Corp. (AE)                                   20,033             160
Agere Systems, Inc. Class B (AE)                       76,166             110
Altiris, Inc. (AE)(N)                                  17,733             576
AMIS Holdings, Inc. (AE)                               37,062             399
Anixter International, Inc.                             4,300             144
Ansys, Inc. (AE)                                       10,000             323
Ariba, Inc. (AE)                                        3,216              45
Aspect Communications Corp. (AE)                       23,800             266
Avocent Corp. (AE)                                     27,178             992
BEI Technologies, Inc.                                  9,800             276
Benchmark Electronics, Inc. (AE)                       20,567             658
Black Box Corp.                                           931              43
Ciber, Inc. (AE)                                       37,090             312
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 9,020             342
Comverse Technology, Inc. (AE)                         14,380             321
Conexant Systems, Inc. (AE)                               100              --
Cray, Inc. (AE)(N)                                      4,762              18
CSG Systems International (AE)(N)                       2,203              40
Ditech Communications Corp. (AE)                       13,200             176
Electronics for Imaging (AE)                            1,882              32

                                           Tax-Managed Mid & Small Cap Fund  131

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Emulex Corp. (AE)                                       3,448              56
Enterasys Networks, Inc. (AE)                          44,101              62
F5 Networks, Inc. (AE)                                  4,840             232
Filenet Corp. (AE)                                     37,070             829
Formfactor, Inc. (AE)                                   1,674              38
Gartner, Inc. Class A (AE)                              1,009              11
Herley Industries, Inc. (AE)(N)                         8,250             163
Hyperion Solutions Corp. (AE)                          13,748             660
Infonet Services Corp. Class B (AE)                    88,255             180
Informatica Corp. (AE)                                 48,466             375
Internet Security Systems (AE)                         18,100             405
Intersil Corp. Class A                                 20,632             306
InterVoice, Inc. (AE)                                  25,100             298
Interwoven, Inc. (AE)                                     100               1
IXYS Corp. (AE)(N)                                     30,900             302
JDA Software Group, Inc. (AE)                          28,500             343
Juniper Networks, Inc. (AE)                            15,300             384
Keane, Inc. (AE)                                       16,786             219
Kemet Corp. (AE)(N)                                     3,633              31
Komag, Inc. (AE)                                       12,975             252
Lawson Software, Inc. (AE)                              2,133              14
LCC International, Inc. Class A (AE)                   53,600             234
Lions Gate Entertainment Corp. (AE)(N)                 22,840             228
Macromedia, Inc. (AE)                                   9,130             313
Macrovision Corp. (AE)                                 14,047             328
Mantech International Corp. Class A (AE)(N)            23,577             508
McData Corp. Class A (AE)(N)                           16,825              71
Mentor Graphics Corp. (AE)                             19,865             277
Microchip Technology, Inc.                             14,250             371
Mindspeed Technologies, Inc. (AE)(N)                   11,465              27
NetIQ Corp. (AE)                                       26,350             310
Open Solutions, Inc. (AE)                               2,147              47
Overland Storage, Inc. (AE)                            11,475             169
PMC - Sierra, Inc. (AE)                                29,390             302
Power Integrations, Inc. (AE)(N)                        1,430              26
Progress Software Corp. (AE)                           12,400             267
Redback Networks, Inc. (AE)(N)                         32,402             221
Sandisk Corp. (AE)(N)                                   2,660              66
Sanmina-SCI Corp. (AE)                                 37,500             232
Semtech Corp. (AE)                                     13,430             247
Serena Software, Inc. (AE)(N)                          24,181             520
Silicon Laboratories, Inc. (AE)(N)                      7,358             251
SonicWALL, Inc. (AE)                                   22,500             145
SRA International, Inc. Class A (AE)                    2,200             122
Sybase, Inc. (AE)                                      19,125             372
Sycamore Networks, Inc. (AE)                           24,452              85
Syntel, Inc. (N)                                        5,141              86
TIBCO Software, Inc. (AE)                              31,620             347
Titan Corp. (AE)                                       26,000             437
Trimble Navigation, Ltd. (AE)                           9,220             328
UNOVA, Inc. (AE)(N)                                    15,878             366

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Varian, Inc. (AE)                                       7,898             315
Vignette Corp. (AE)                                     9,776              13
Vitesse Semiconductor Corp. (AE)(N)                     5,456              16
webMethods, Inc. (AE)(N)                                4,606              26
Zebra Technologies Corp. Class A (AE)                   4,680             238
Zhone Technologies, Inc. (AE)(N)                       20,981              44
                                                                 ------------
                                                                       18,349
                                                                 ------------

Utilities - 3.0%
Alaska Communications Systems Group, Inc. (N)          27,300             239
CMS Energy Corp. (AE)(N)                               46,300             488
El Paso Electric Co. (AE)                              11,000             214
Laclede Group, Inc. (The)                               5,825             177
New Jersey Resources Corp.                                500              22
Northwest Natural Gas Co.                               6,950             236
NSTAR                                                     838              47
Oneok, Inc.                                            12,700             352
PNM Resources, Inc.                                     8,500             214
Premiere Global Services, Inc. (AE)                     2,068              20
Questar Corp.                                           3,710             188
SCANA Corp.                                            10,000             391
Sierra Pacific Resources (AE)(N)                       44,000             433
Southwest Gas Corp.                                     2,455              62
Southwestern Energy Co. (AE)                            6,400             328
Western Gas Resources, Inc.                            11,317             345
Wisconsin Energy Corp.                                 16,300             557
                                                                 ------------
                                                                        4,313
                                                                 ------------

TOTAL COMMON STOCKS
(cost $109,674)                                                       132,234
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.5%
Frank Russell Investment Company
   Money Market Fund                                9,974,000           9,974
United States Treasury Bill (c)(z)(sec.)
   2.244% due 03/17/05                                    800             798
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $10,772)                                                         10,772
                                                                 ------------

 132  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 13.3%
Frank Russell Investment Company
   Money Market Fund (X)                            8,051,591           8,052
State Street Securities Lending
   Quality Trust (X)                               11,136,331          11,136
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $19,188)                                                         19,188
                                                                 ------------

TOTAL INVESTMENTS - 112.7%
(identified cost $139,634)                                            162,194

OTHER ASSETS AND LIABILITIES,
NET - (12.7%)                                                         (18,304)
                                                                 ------------

NET ASSETS - 100.0%                                                   143,890
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                           Tax-Managed Mid & Small Cap Fund  133

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 03/05 (51)                               3,189                (78)

Russell 2000 Index
   expiration date 03/05 (13)                               4,065                (93)

S&P E-Mini Index
   expiration date 03/05 (37)                               2,186                 (4)

S&P 500 Index
   expiration date 03/05 (5)                                1,477                 (4)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (179)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 134  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.5%
Auto and Transportation - 2.1%
Autoliv, Inc.                                           2,100              99
Burlington Northern Santa Fe Corp.                      6,970             336
Expeditors International Washington, Inc.              13,500             758
Harley-Davidson, Inc.                                   5,420             326
Oshkosh Truck Corp.                                     4,400             323
United Parcel Service, Inc. Class B                    12,500             933
Werner Enterprises, Inc.                                4,600              98
Westinghouse Air Brake Technologies Corp.              12,800             239
                                                                 ------------
                                                                        3,112
                                                                 ------------

Consumer Discretionary - 22.0%
A.C. Moore Arts & Crafts, Inc. (AE)                     3,400              94
Abercrombie & Fitch Co. Class A                         3,900             195
Advo, Inc.                                              3,700             136
Alloy, Inc. (AE)                                       14,400             102
Best Buy Co., Inc.                                      5,644             304
Buca, Inc. (AE)(N)                                     17,700             122
Buffalo Wild Wings, Inc. (AE)(N)                        3,100             125
Casual Male Retail Group, Inc. (AE)                    17,400              97
Charlotte Russe Holding, Inc. (AE)                      5,400              58
Chemed Corp.                                            1,900             136
Circuit City Stores, Inc.                              29,000             415
Clear Channel Communications, Inc.                      9,200             298
Coach, Inc. (AE)                                       10,010             562
Crown Media Holdings, Inc. Class A (AE)(N)             11,000             104
DiamondCluster International, Inc. (AE)                 9,200             138
DreamWorks Animation SKG, Inc. Class A (AE)            10,300             364
eBay, Inc. (AE)                                        22,878           1,864
EchoStar Communications Corp.                          19,000             580
eCost.com, Inc. (AE)(N)                                 5,700              64
Emerson Radio (AE)                                     20,000              76
Gillette Co. (The)                                     23,100           1,172
Google, Inc. Class A( AE)                               6,752           1,321
Hilton Hotels Corp.                                    21,400             476
Home Depot, Inc.                                       47,300           1,952
Hot Topic, Inc. (AE)                                    5,200             101
International Game Technology                          44,657           1,398
International Speedway Corp. Class A                    3,400             187
J.C. Penney Co., Inc.                                  17,600             752
Kimberly-Clark Corp.                                    6,500             426
Liberty Media International, Inc. Class A (AE)         17,000             770

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Marriott International, Inc. Class A                   36,754           2,322
MGM Mirage (AE)                                        14,550           1,045
MPS Group, Inc. (AE)                                    8,600              97
Navarre Corp. (AE)(N)                                   2,900              36
New Frontier Media, Inc. (AE)(N)                        9,700              97
News Corp. Class B (N)                                 32,600             573
PC Mall, Inc. (AE)(N)                                   4,400              73
Priceline.com, Inc. (AE)(N)                            13,200             298
Radio One, Inc. Class D (AE)                            7,800             122
Speedway Motorsports, Inc.                              3,000             116
Sports Authority, Inc. (The) (AE)(N)                   16,300             413
Staples, Inc.                                          52,100           1,706
Starbucks Corp. (AE)                                   10,608             573
Starwood Hotels & Resorts Worldwide, Inc. (o)          24,500           1,418
Tempur-Pedic International, Inc. (AE)                   4,900             105
Tweeter Home Entertainment Group, Inc. (AE)(N)         11,400              73
Ventiv Health, Inc. (AE)                                7,500             175
VeriSign, Inc. (AE)                                    27,600             713
Viacom, Inc. Class B                                   15,400             575
Wal-Mart Stores, Inc.                                  43,000           2,253
Walt Disney Co.                                        22,000             630
Weight Watchers International, Inc. (AE)(N)            15,500             726
XM Satellite Radio Holdings, Inc. Class A (AE)         35,000           1,117
Yahoo!, Inc. (AE)                                      55,069           1,939
Yum! Brands, Inc.                                      13,228             613
                                                                 ------------
                                                                       32,197
                                                                 ------------

Consumer Staples - 6.5%
Coca-Cola Co. (The)                                    14,300             593
Colgate-Palmolive Co.                                  21,420           1,126
General Mills, Inc.                                     7,800             413
Hansen Natural Corp. (AE)                               3,200             131
Imperial Sugar Co. (N)                                  5,050              87
PepsiCo, Inc.                                          57,150           3,069
Procter & Gamble Co.                                   57,282           3,049
Sysco Corp.                                             8,870             310
Walgreen Co.                                           19,000             810
                                                                 ------------
                                                                        9,588
                                                                 ------------

Financial Services - 9.7%
Advent Software, Inc. (AE)                              7,400             142
American Express Co.                                   45,014           2,402
American International Group, Inc.                     12,000             795
American Land Lease, Inc. (o)                           3,100              72

                                                         Select Growth Fund  135

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AmeriCredit Corp.(AE)                                  13,900             341
Automatic Data Processing, Inc.                        12,400             539
Bank of America Corp.                                  21,970           1,019
Capital One Financial Corp.                            19,500           1,526
Cardinal Financial Corp.(AE)                            7,050              74
Charles Schwab Corp. (The)                             61,352             690
Checkfree Corp.(AE)                                     7,700             300
Chicago Mercantile Exchange                             2,700             579
Cybersource Corp.(AE)                                  13,196              82
First Data Corp.                                       25,000           1,019
Goldman Sachs Group, Inc.                              11,651           1,257
Great American Financial Resources, Inc.                3,700              60
Infinity Property & Casualty Corp.                      3,600             118
La Quinta Corp.(AE)(o)                                 11,400              99
Lakeland Bancorp, Inc.(N)                               4,400              73
MCF Corp.(AE)                                          17,000              28
Mercer Insurance Group, Inc.(AE)                        7,800             104
Moody's Corp.                                           9,000             754
Northern Trust Corp.                                   13,000             567
Paychex, Inc.                                          45,176           1,377
Pico Holdings, Inc.(AE)                                 3,300              71
Santander BanCorp                                       3,790             129
                                                                 ------------
                                                                       14,217
                                                                 ------------

Health Care - 20.1%
Abaxis, Inc.(AE)                                        6,700              91
Able Laboratories, Inc.(AE)(N)                          6,800             152
Aetna, Inc.                                             6,720             854
Allergan, Inc.                                         11,000             835
American Medical Systems Holdings, Inc.(AE)             2,435              96
Amgen, Inc.(AE)                                        36,190           2,252
Amylin Pharmaceuticals, Inc.(AE)(N)                    12,600             282
Arthrocare Corp.(AE)(N)                                 3,300              98
Barr Pharmaceuticals, Inc.(AE)                          2,200             105
Biogen Idec, Inc.(AE)                                  20,876           1,356
Bruker BioSciences Corp.(AE)                           17,500              63
Caremark Rx, Inc.(AE)                                  47,445           1,855
Cellegy Pharmaceuticals, Inc.(AE)                      12,200              30
Charles River Laboratories International,
   Inc.(AE)                                             2,300             109
Community Health Systems, Inc.(AE)                      9,500             275
CTI Molecular Imaging, Inc.(AE)                         7,500             110
Eyetech Pharmaceuticals, Inc.(AE)(N)                    6,000             221
Genentech, Inc.(AE)                                    26,100           1,245
Gilead Sciences, Inc.(AE)                              40,275           1,333
GTX, Inc.(AE)(N)                                        7,700             100

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Guilford Pharmaceuticals, Inc.(AE)(N)                  12,900              63
Hologic, Inc.(AE)                                       4,300             154
ICOS Corp.(AE)(N)                                       3,600              90
IVAX Corp.(AE)                                         13,475             203
Johnson & Johnson                                      78,640           5,088
Kinetic Concepts, Inc.(AE)                              7,500             487
LCA-Vision, Inc.                                        7,501             200
Lifecore Biomedical, Inc.(AE)                           5,700              83
Manor Care, Inc.                                        2,700              93
Medco Health Solutions, Inc.(AE)                       25,620           1,091
Molecular Devices Corp.(AE)                             5,654             107
Nabi Biopharmaceuticals(AE)                             9,442             122
Natus Medical, Inc.(AE)                                 9,200              67
Novartis AG - ADR                                       5,900             283
Novavax, Inc.(AE)(N)                                   15,700              38
Palomar Medical Technologies, Inc.(AE)(N)               3,900              98
Pfizer, Inc.                                           34,300             829
Pharmaceutical Product Development, Inc.(AE)            3,600             149
Protein Design Labs, Inc.(AE)                           4,900              99
Schering-Plough Corp.                                  32,500             603
St. Jude Medical, Inc.(AE)                             35,506           1,395
Stryker Corp.                                           8,400             413
UnitedHealth Group, Inc.                                5,500             489
Valeant Pharmaceuticals International(N)               12,500             312
WellPoint, Inc.(AE)                                    23,500           2,855
Wright Medical Group, Inc.(AE)                          3,600              99
Zimmer Holdings, Inc.(AE)                              30,527           2,407
                                                                 ------------
                                                                       29,379
                                                                 ------------

Materials and Processing - 3.0%
Archer-Daniels-Midland Co.                             30,715             743
DHB Industries, Inc.(AE)(N)                             8,700             132
Dow Chemical Co. (The)                                 18,200             905
Dycom Industries, Inc.(AE)                             14,100             383
Harsco Corp.                                            2,900             158
Insituform Technologies, Inc. Class A(AE)               8,400             132
Layne Christensen Co.(AE)(N)                            4,000              74
Monsanto Co.                                            9,900             536
Neose Technologies, Inc.(AE)                           14,100              94
Oregon Steel Mills, Inc.(AE)                            8,900             213
Praxair, Inc.                                          18,000             777
Quanta Services, Inc.(AE)(N)                           16,600             124
Unifi, Inc.(AE)                                        18,200              60
                                                                 ------------
                                                                        4,331
                                                                 ------------

 136  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miscellaneous - 3.0%
General Electric Co.                                   80,088           2,894
Honeywell International, Inc.                          16,600             597
Trinity Industries, Inc. (N)                            5,600             169
Tyco International, Ltd.                               18,430             666
                                                                 ------------
                                                                        4,326
                                                                 ------------
Other Energy - 1.7%
Apache Corp.                                            7,411             403
ENSCO International, Inc.                               5,800             199
EOG Resources, Inc.                                     8,000             594
Halliburton Co.                                         6,900             284
Nabors Industries, Ltd. (AE)                            1,900              96
National-Oilwell, Inc. (AE)(N)                          5,700             210
Newfield Exploration Co. (AE)                           4,600             282
Patterson-UTI Energy, Inc.                              5,600             109
Superior Energy Services (AE)                           8,700             138
Todco Class A (AE)                                      4,700              96
Westmoreland Coal Co. (AE)(N)                           3,600             107
                                                                 ------------
                                                                        2,518
                                                                 ------------
Producer Durables - 3.2%
ADE Corp. (AE)                                          4,200              76
Applied Materials, Inc. (AE)                           38,887             618
Arris Group, Inc. (AE)                                 14,700              91
Boeing Co.                                             12,400             628
Caterpillar, Inc.                                       5,000             446
Danaher Corp.                                          10,830             594
Faro Technologies, Inc. (AE)                            5,000             144
General Cable Corp. (AE)                                6,800              82
KLA-Tencor Corp. (AE)                                  13,820             639
Lexmark International, Inc. (AE)                        6,500             542
Measurement Specialties, Inc. (AE)(N)                   2,400              62
Nanometrics, Inc. (AE)(N)                               7,500              95
Photon Dynamics, Inc. (AE)(N)                           4,600              99
Radyne ComStream Inc. (AE)                              9,700              85
Rofin-Sinar Technologies, Inc. (AE)                     2,800             112
Sonus Networks, Inc. (AE)                              16,200              99
Southern Energy Homes, Inc. (AE)                       20,400              94
Varian Semiconductor Equipment Associates,
   Inc. (AE)                                            4,300             147
                                                                 ------------
                                                                        4,653
                                                                 ------------
Technology - 22.8%
@Road, Inc. (AE)                                       13,100              76
ACT Teleconferencing, Inc. (AE)(N)                     28,000              24
Actuate Corp. (AE)                                     13,800              35
ADC Telecommunications, Inc. (AE)                      40,500             104
Aeroflex, Inc. (AE)                                    12,700             122

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Agile Software Corp. (AE)                              29,000             212
Altera Corp. (AE)                                      28,300             543
Anacomp, Inc. Class A (AE)                              4,200              72
Apple Computer, Inc. (AE)                               6,577             506
Ariba, Inc. (AE)                                       11,100             154
ATI Technologies, Inc. (AE)                             5,300              92
Avaya, Inc. (AE)                                       15,400             221
Blue Coat Systems, Inc. (AE)(N)                         4,300             111
Broadcom Corp. Class A (AE)                            18,100             576
Captaris, Inc. (AE)                                    12,800              63
Centillium Communications, Inc. (AE)                   22,826              52
Cisco Systems, Inc. (AE)                               91,900           1,658
Cognos, Inc. (AE)                                       2,600             108
Comverse Technology, Inc. (AE)                         32,300             722
Dell, Inc. (AE)                                        67,121           2,803
Diodes, Inc. (AE)                                       3,900              83
DRS Technologies, Inc. (AE)                             3,600             146
EDO Corp.                                               4,900             157
EMC Corp. (AE)                                         81,837           1,072
Equinix, Inc. (AE)(N)                                   7,000             294
Formfactor, Inc. (AE)                                   4,300              98
Integrated Device Technology, Inc. (AE)                 9,400             110
Internet Security Systems (AE)                          4,700             105
Intersil Corp. Class A                                  8,600             128
InterVoice, Inc. (AE)                                   4,500              53
Intuit, Inc. (AE)                                      16,000             624
Juniper Networks, Inc. (AE)                            52,812           1,327
Jupitermedia Corp. (AE)                                 5,800             107
Macromedia, Inc. (AE)                                   9,400             322
Marvell Technology Group, Ltd. (AE)                    15,940             533
Matrixone, Inc. (AE)                                   36,400             197
Mercury Computer Systems, Inc. (AE)                     7,700             238
Microsoft Corp.                                       256,440           6,739
MIPS Technologies, Inc. (AE)                           10,400             117
Motorola, Inc.                                         92,800           1,461
National Semiconductor Corp.                           44,100             747
Nvidia Corp. (AE)                                      21,500             493
Onyx Software Corp. (AE)                               13,575              48
Oracle Corp. (AE)                                      85,360           1,175
Parametric Technology Corp. (AE)                       17,500             100
PerkinElmer, Inc.                                       9,400             216
Pinnacle Systems, Inc. (AE)                            14,700              63
PMC - Sierra, Inc. (AE)                                39,000             401
Qualcomm, Inc.                                         81,550           3,037
Quest Software, Inc. (AE)                               6,400              91
Redback Networks, Inc. (AE)                            20,445             139
Saba Software, Inc. (AE)(N)                            15,525              95
Sandisk Corp. (AE)                                     23,500             580

                                                         Select Growth Fund  137

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Selectica, Inc.(AE)                                    11,700              41
Siebel Systems, Inc.(AE)                                9,900              86
Silicon Laboratories, Inc.(AE)(N)                       7,200             245
Symbol Technologies, Inc.                              10,200             187
Texas Instruments, Inc.                               101,521           2,356
Three-Five Systems, Inc.(AE)                            9,700              17
Transwitch Corp.(AE)(N)                                42,400              49
Virage Logic Corp.(AE)                                  5,500              82
WatchGuard Technologies(AE)                            13,200              54
Witness Systems, Inc.(AE)                               9,200             164
Xilinx, Inc.                                           25,904             756
                                                                 ------------
                                                                       33,387
                                                                 ------------
Utilities - 0.4%
America Movil SA de CV - ADR
   Series L                                             8,238             435
MDU Communications
   International, Inc.(AE)(N)                          24,800              77
Ubiquitel, Inc.(AE)                                    13,900              97
                                                                 ------------
                                                                          609
                                                                 ------------

TOTAL COMMON STOCKS
(cost $127,253)                                                       138,317
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.6%
Frank Russell Investment Company Money Market
   Fund                                             5,953,000           5,953
United States Treasury Bill (c)(z)(sec.)
   2.244% due 03/17/05                                    700             698
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $6,651)                                                           6,651
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 3.8%
Frank Russell Investment Company Money Market
   Fund(X)                                          2,319,845           2,320
State Street Securities Lending Quality Trust(X)    3,208,629           3,209
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $5,529)                                                           5,529
                                                                 ------------

TOTAL INVESTMENTS - 102.9%
(identified cost $139,433)                                            150,497

OTHER ASSETS AND LIABILITIES,
NET - (2.9%)                                                           (4,172)
                                                                 ------------

NET ASSETS - 100.0%                                                   146,325
                                                                 ------------

See accompanying notes which are an integral part of the schedules of investments.

 138  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 03/05 (27)                               8,694                102

S&P 500 E-Mini Index
   expiration date 03/05 (66)                               3,900                 (4)

S&P 500 Index
   expiration date 03/05 (6)                                1,772                  5
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        103
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Select Growth Fund  139

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.1%
Auto and Transportation - 1.2%
Autoliv, Inc.                                          15,200             717
Aviall, Inc. (AE)                                      21,327             614
Burlington Northern Santa Fe Corp.                     18,370             885
CNF, Inc.                                               1,800              85
Fleetwood Enterprises, Inc. (AE)                       34,131             300
Keystone Automotive Industries, Inc. (AE)              12,199             268
Union Pacific Corp.                                     5,120             305
Wabash National Corp. (AE)(N)                          12,737             323
Westinghouse Air Brake Technologies Corp.              28,058             523
                                                                 ------------
                                                                        4,020
                                                                 ------------
Consumer Discretionary - 12.9%
Abercrombie & Fitch Co. Class A                        16,600             832
Accenture, Ltd. Class A (AE)                           30,880             804
Administaff, Inc. (AE)                                 29,913             436
American Eagle Outfitters                              16,300             828
California Pizza Kitchen, Inc. (AE)                    17,157             436
Career Education Corp. (AE)                            14,700             592
CBRL Group, Inc.                                        9,300             382
Clear Channel Communications, Inc.                     33,000           1,070
Copart, Inc. (AE)                                      17,818             410
Corinthian Colleges, Inc. (AE)(N)                      28,250             543
Darden Restaurants, Inc.                               50,400           1,490
DeVry, Inc. (AE)                                       16,151             287
Ethan Allen Interiors, Inc.                             6,347             224
Federated Department Stores                            21,500           1,221
Gap, Inc. (The)                                        40,200             885
Gillette Co. (The)                                      6,700             340
Hancock Fabrics, Inc. (N)                              25,928             233
Harrah's Entertainment, Inc.                           30,900           1,954
Hasbro, Inc.                                           15,940             312
Home Depot, Inc.                                       31,800           1,312
IAC/InterActiveCorp (AE)                               29,900             725
J.C. Penney Co., Inc.                                  48,300           2,063
Kimberly-Clark Corp.                                   32,480           2,128
Knight-Ridder, Inc. (N)                                13,800             899
La-Z-Boy, Inc.                                         14,297             199
Liberty Media Corp. Class A (AE)                      136,900           1,429
Mattel, Inc.                                           32,000             622
May Department Stores Co. (The)                        27,700             939
McDonald's Corp.                                      122,190           3,958
Newell Rubbermaid, Inc.                                47,300           1,018
PEP Boys-Manny Moe & Jack (N)                          23,936             412
Playboy Enterprises, Inc. Class B (AE)                 17,409             218

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Reader's Digest Association, Inc. (The)                20,451             330
Reed Elsevier PLC - ADR                                15,850             577
RR Donnelley & Sons Co.                                13,478             451
Service Corp. International (AE)                       33,564             232
Six Flags, Inc. (AE)(N)                                19,375              83
Source Interlink Cos., Inc. (AE)                       23,004             273
Sports Authority, Inc. (The) (AE)(N)                   14,552             369
Thomson - ADR (N)                                      64,900           1,646
Time Warner, Inc. (AE)                                 16,170             291
TJX Cos., Inc.                                         27,970             700
Tribune Co.                                            18,320             733
Viacom, Inc. Class B                                   58,154           2,172
Walt Disney Co.                                        61,760           1,768
Westwood One, Inc. (AE)                                16,400             396
WPP Group PLC - ADR (N)                                18,919           1,030
Yum! Brands, Inc.                                      45,100           2,090
                                                                 ------------
                                                                       42,342
                                                                 ------------

Consumer Staples - 5.9%
Altria Group, Inc.                                     62,970           4,019
American Italian Pasta Co. Class A (N)                 15,355             416
Campbell Soup Co.                                      25,000             733
Colgate-Palmolive Co.                                  37,500           1,970
ConAgra Foods, Inc.                                    32,700             965
Del Monte Foods Co. (AE)                               27,100             306
Diageo PLC - ADR (N)                                   23,890           1,304
DIMON, Inc. (N)                                        39,501             260
General Mills, Inc.                                    35,400           1,876
HJ Heinz Co.                                           46,630           1,763
JM Smucker Co. (The)                                   12,900             602
Kellogg Co.                                            28,100           1,254
Nestle SA - ADR                                         3,200             210
PepsiCo, Inc.                                           9,210             495
Performance Food Group Co. (AE)                        13,250             360
Sara Lee Corp.                                         67,530           1,586
Sensient Technologies Corp.                            11,551             263
Unilever NV                                            15,000             980
                                                                 ------------
                                                                       19,362
                                                                 ------------

Financial Services - 26.1%
Aflac, Inc.                                            11,740             464
AG Edwards, Inc.                                       23,500           1,003
Allstate Corp. (The)                                   66,350           3,347
American Express Co.                                   16,750             894
American International Group, Inc.                     65,100           4,315
AmSouth Bancorp (N)                                    28,000             698
Bank of America Corp.                                 183,586           8,513
Bank of New York Co., Inc. (The)                       33,300             989

 140  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                           8,400             849
BISYS Group, Inc. (The)(AE)                            26,909             414
Chubb Corp.                                             5,160             384
Cigna Corp.                                            15,500           1,244
CIT Group, Inc.                                        30,800           1,243
Citigroup, Inc.                                       169,520           8,315
Comerica, Inc.                                         15,500             897
Commerce Bancshares, Inc.                              18,727             900
Dow Jones & Co., Inc.                                  22,300             850
E*Trade Financial Corp.(AE)                            63,600             874
Fannie Mae                                             27,100           1,750
Fifth Third Bancorp                                     8,500             395
First Data Corp.                                       73,413           2,991
First Industrial Realty Trust, Inc.(o)                  9,951             389
Fiserv, Inc.(AE)                                        6,300             241
Franklin Resources, Inc.                               21,740           1,475
Freddie Mac                                            26,600           1,737
GATX Corp.                                             13,869             413
Genworth Financial, Inc. Class A(N)                    32,100             852
Goldman Sachs Group, Inc.                              36,660           3,954
Hartford Financial Services Group, Inc.                22,010           1,481
Huntington Bancshares, Inc.                            39,400             905
Jefferson-Pilot Corp.                                  17,300             863
JPMorgan Chase & Co.                                  113,066           4,221
Keycorp                                                17,500             585
Kronos, Inc.(AE)                                        5,751             309
Lehman Brothers Holdings, Inc.                          4,800             438
MBNA Corp.                                             93,750           2,492
Mellon Financial Corp.                                 28,530             837
Merrill Lynch & Co., Inc.                              66,520           3,996
Metlife, Inc.                                          44,670           1,776
MGIC Investment Corp.                                  15,200             971
Montpelier Re Holdings, Ltd.(N)                        10,025             375
Nationwide Financial Services                          21,900             809
New Century Financial Corp.(o)                         11,500             689
Northern Trust Corp.                                   10,100             441
PNC Financial Services Group, Inc.                     33,510           1,805
Providian Financial Corp.(AE)                          48,600             811
Prudential Financial, Inc.                             12,900             695
Regions Financial Corp.                                14,300             458
Sovereign Bancorp, Inc.                                50,800           1,155
SunTrust Banks, Inc.                                   39,990           2,880
US Bancorp                                             70,400           2,116
W Holding Co., Inc.                                    34,679             452
Wachovia Corp.                                         16,000             878
Waddell & Reed Financial, Inc. Class A                 13,900             304
Washington Mutual, Inc.                                20,400             823

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo & Co.                                      11,900             729
Zions Bancorp                                          14,800           1,004
                                                                 ------------
                                                                       85,688
                                                                 ------------

Health Care - 9.3%
Abbott Laboratories                                    30,350           1,366
AmerisourceBergen Corp.                                21,800           1,270
Amgen, Inc.(AE)                                        32,100           1,998
Baxter International, Inc.                             54,620           1,844
Biogen Idec, Inc.(AE)                                  21,915           1,424
Boston Scientific Corp.(AE)                            82,600           2,731
Caremark Rx, Inc.(AE)                                  37,000           1,447
Eli Lilly & Co.                                         5,080             275
Gentiva Health Services, Inc.(AE)                      29,522             469
Genzyme Corp.(AE)                                      30,100           1,752
HCA, Inc.                                              19,800             881
Humana, Inc.(AE)                                       18,400             631
Johnson & Johnson                                      32,760           2,120
KV Pharmaceutical Co. Class A(AE)(N)                   10,137             208
LifePoint Hospitals, Inc.(AE)                          13,238             500
Merck & Co., Inc.                                      39,000           1,094
Novartis AG - ADR                                       7,860             377
Par Pharmaceutical Cos., Inc.(AE)                       8,302             315
Pfizer, Inc.                                           51,350           1,241
PolyMedica Corp. (N)                                    8,950             335
PSS World Medical, Inc.(AE)                            45,276             568
Roche Holding AG - ADR                                  9,640             513
Rotech Healthcare, Inc.(AE)(N)                         14,235             380
Sunrise Senior Living, Inc.(AE)(N)                      9,232             423
UnitedHealth Group, Inc.                               21,900           1,947
US Physical Therapy, Inc.(AE)(N)                       13,458             196
WellPoint, Inc.(AE)                                    22,400           2,722
Wyeth                                                  40,640           1,611
                                                                 ------------
                                                                       30,638
                                                                 ------------

Integrated Oils - 4.9%
BP PLC - ADR                                           14,970             886
ChevronTexaco Corp.                                    63,772           3,469
ConocoPhillips                                         38,550           3,577
Exxon Mobil Corp.                                     106,950           5,519
Marathon Oil Corp.                                     27,800           1,077
Unocal Corp.                                           34,400           1,636
                                                                 ------------
                                                                       16,164
                                                                 ------------

Materials and Processing - 9.1%
Air Products & Chemicals, Inc.                         16,580             977
Airgas, Inc.                                           15,838             373
Alcoa, Inc.                                            35,700           1,053

                                                          Select Value Fund  141

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Standard Cos., Inc.(AE)                       43,200           1,730
Archer-Daniels-Midland Co.                             54,740           1,325
Avery Dennison Corp.                                   15,600             937
Bemis Co.                                              32,200             934
Bowater, Inc.                                          30,680           1,166
Cabot Microelectronics Corp.(AE)(N)                     5,874             179
Crompton Corp.                                         38,200             445
Dow Chemical Co. (The)                                106,710           5,303
EI Du Pont de Nemours & Co.                            45,760           2,176
International Paper Co.                                52,150           2,042
Masco Corp.                                            17,820             656
Monsanto Co.                                           46,890           2,538
Nalco Holding Co.(AE)                                   7,720             149
Newmont Mining Corp.                                   18,800             782
PPG Industries, Inc.                                   20,390           1,402
Praxair, Inc.                                          34,670           1,496
Rohm & Haas Co.                                        19,900             880
Smurfit-Stone Container Corp.(AE)                      17,860             269
Syngenta AG - ADR                                      31,440             677
United States Steel Corp.                              24,100           1,248
Weyerhaeuser Co.                                       16,400           1,023
                                                                 ------------
                                                                       29,760
                                                                 ------------

Miscellaneous - 4.0%
General Electric Co.                                  100,800           3,642
Hillenbrand Industries, Inc.                            9,900             538
Honeywell International, Inc.                          30,100           1,083
SPX Corp.                                              11,200             469
Teleflex, Inc.                                          6,800             345
Textron, Inc.                                          11,300             814
Tyco International, Ltd.                              110,800           4,004
Vivendi Universal SA - ADR (AE)                        70,800           2,240
                                                                 ------------
                                                                       13,135
                                                                 ------------

Other Energy - 3.6%
Burlington Resources, Inc.                             27,400           1,198
Cal Dive International, Inc.(AE)                        6,900             302
Chesapeake Energy Corp.                               106,200           1,866
Devon Energy Corp.                                     47,780           1,943
Encore Acquisition Co.(AE)                             13,287             496
EOG Resources, Inc.                                     5,810             431
Forest Oil Corp.(AE)                                   10,150             342
GlobalSantaFe Corp.                                     8,060             285
Hanover Compressor Co.(AE)                             33,395             474
Kerr-McGee Corp.                                       20,600           1,272
Nabors Industries, Ltd.(AE)                            13,000             655
Noble Corp.(AE)                                        17,190             917
Remington Oil & Gas Corp.(AE)                          16,095             471

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Schlumberger, Ltd.                                      1,830             124
Transocean, Inc.(AE)                                   20,300             893
                                                                 ------------
                                                                       11,669
                                                                 ------------

Producer Durables - 5.7%
Ametek, Inc.                                            7,750             296
AO Smith Corp.                                         10,019             272
BE Aerospace, Inc.(AE)                                 52,936             571
Champion Enterprises, Inc.(AE)                         45,587             492
Cooper Industries, Ltd. Class A                         7,810             543
Crane Co.                                              11,816             337
Deere & Co.                                            21,200           1,472
Duratek, Inc.(AE)                                      11,245             315
Emerson Electric Co.                                   24,740           1,663
Engineered Support Systems, Inc.                        9,330             541
Esterline Technologies Corp.(AE)                       14,092             423
IDEX Corp.                                             11,169             431
Illinois Tool Works, Inc.                               5,800             504
Lam Research Corp. (AE)(N)                             27,300             730
Lennar Corp. Class A                                   30,000           1,694
Lockheed Martin Corp.                                  23,830           1,378
Northrop Grumman Corp.                                 21,640           1,123
Park-Ohio Holdings Corp. (AE)(N)                       12,397             306
Pulte Homes, Inc.                                      29,800           1,969
Sandvik AB - ADR (N)                                    6,000             245
United Technologies Corp.                              33,600           3,383
Varian Semiconductor Equipment Associates,
   Inc.(AE)                                             4,725             162
                                                                 ------------
                                                                       18,850
                                                                 ------------

Technology - 4.7%
Analog Devices, Inc.                                    9,300             334
Avaya, Inc.(AE)                                        20,400             293
BEI Technologies, Inc.                                  9,340             263
Citrix Systems, Inc.(AE)                               33,500             719
EMC Corp.(AE)                                          38,100             499
Filenet Corp.(AE)                                      12,761             285
General Dynamics Corp.                                 12,900           1,332
Hewlett-Packard Co.                                    35,390             693
Intel Corp.                                            81,000           1,818
International Business Machines Corp.                  31,380           2,932
Internet Security Systems(AE)                          18,300             409
InterVoice, Inc.(AE)                                   24,024             285
IXYS Corp.(AE)                                         28,430             278
JDA Software Group, Inc.(AE)                           29,393             353
LCC International, Inc. Class A(AE)                    58,865             257
Mantech International Corp. Class A(AE)(N)             18,702             403

 142  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mentor Graphics Corp.(AE)                              19,039             265
Microsoft Corp.                                        24,100             633
National Semiconductor Corp.                           34,900             591
Seagate Technology                                     71,300           1,174
Sybase, Inc.(AE)                                       18,300             356
Symantec Corp.(AE)                                     29,100             680
Titan Corp.(AE)                                        24,875             418
                                                                 ------------
                                                                       15,270
                                                                 ------------

Utilities - 7.7%
AES Corp. (The)(AE)                                     8,400             118
Alltel Corp.                                           19,400           1,068
AT&T Corp.                                             33,800             649
BellSouth Corp.                                        32,500             853
Cinergy Corp.                                           9,520             384
Citizens Communications Co.                            53,200             718
Comcast Corp. Special Class A(AE)                      22,210             702
Constellation Energy Group, Inc.                        2,200             110
Dominion Resources, Inc.                               27,160           1,884
Duke Energy Corp.                                      49,900           1,337
Energy East Corp.                                       1,250              33
Entergy Corp.                                           4,720             328
Exelon Corp.                                           26,530           1,174
FirstEnergy Corp.                                       1,660              66
FPL Group, Inc.                                         1,800             138
KeySpan Corp. (N)                                       3,110             123
NiSource, Inc.                                          4,100              94
Oneok, Inc.                                            34,135             945
PPL Corp.                                              17,380             938
Progress Energy, Inc.                                   1,300              --
Public Service Enterprise Group, Inc.                   5,900             311
Puget Energy, Inc.                                     19,400             466
SBC Communications, Inc.                               33,500             796
Sempra Energy                                          11,000             409
Sierra Pacific Resources(AE)(N)                        43,694             430
Sprint Corp.                                          242,650           5,782
TXU Corp. (N)                                           8,120             562
Verizon Communications, Inc.                          113,210           4,029
Vodafone Group PLC - ADR                               38,073             984
                                                                 ------------
                                                                       25,431
                                                                 ------------

TOTAL COMMON STOCKS
(cost $268,785)                                                       312,329
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.6%
Frank Russell Investment Company
   Money Market Fund                               14,067,000          14,067
United States Treasury Bill (c)(z)(sec.)
   2.244% due 03/17/05                                  1,000             997
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $15,064)                                                         15,064
                                                                 ------------

OTHER SECURITIES - 2.5%
Frank Russell Investment Company Money Market
   Fund(X)                                          3,429,816           3,430
State Street Securities Lending Quality Trust(X)    4,743,854           4,744
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $8,174)                                                           8,174
                                                                 ------------

TOTAL INVESTMENTS - 102.2%
(identified cost $292,023)                                            335,567

OTHER ASSETS AND LIABILITIES,
NET - (2.2%)                                                           (7,190)
                                                                 ------------

NET ASSETS - 100.0%                                                   328,377
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          Select Value Fund  143

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 03/05 (17)                               2,591               (119)

Russell 1000 Growth Index
   expiration date 03/05 (6)                                1,432                (12)

S&P 500 E-Mini Index
   expiration date 03/05 (30)                               1,772                 (4)

S&P 500 Index
   expiration date 03/05 (3)                                  886                  2
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (133)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 144  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Variable Rate.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(O)   In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(S) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(A) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(x) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIC - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

                                          Notes to Schedules of Investments  145

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PLN - Polish zloty
   AUD - Australian dollar                 HUF - Hungarian forint                  RUB - Russian ruble
   BRL - Brazilian real                    IDR - Indonesian rupiah                 SEK - Swedish krona
   CAD - Canadian dollar                   ILS - Israeli shekel                    SGD - Singapore dollar
   CHF - Swiss franc                       INR - Indian rupee                      SKK - Slovakian koruna
   CLP - Chilean peso                      ITL - Italian lira                      THB - Thai baht
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      TRY - Turkish lira
   COP - Colombian peso                    KES - Kenyan schilling                  TWD - Taiwanese dollar
   CRC - Costa Rica colon                  KRW - South Korean won                  USD - United States dollar
   CZK - Czech koruna                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   DKK - Danish krone                      MYR - Malaysian ringgit                 VND - Vietnam dong
   EGP - Egyptian pound                    NZD - New Zealand dollar                ZAR - South African rand
   EUR - Euro                              PEN - Peruvian nouveau sol
   GBP - British pound sterling            PHP - Philippine peso

 146  Notes to Schedules of Investments

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series investment company with 34 different investment portfolios, referred to as "Funds." This Quarterly Report reports on fourteen Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the valuation date, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - International equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

                                                  Notes to Quarterly Report  147

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. FRIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. FRIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. FRIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of the four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps,

 148  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization/monetization, hedging, and return enhancement. Cash equitization/monetization is a technique that may be used by certain Funds through the use of derivates and other securities to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at January 31, 2005 are presented on the Schedule of Investments for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce

                                                  Notes to Quarterly Report  149

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The domestic and international equity Funds utilize futures contracts to equitize uninvested cash balances. The fixed income Funds may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Emerging Markets, Diversified Equity, Special Growth, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Growth, Select Value, International Securities, Diversified Bond, Multistrategy Bond and Short Duration Bond Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

 150  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Fund transactions in written options contracts for the period ended January 31, 2005 were as follows:

                                                  INTERNATIONAL SECURITIES                          EMERGING MARKETS
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2004                          433    $         3,730,200                    461    $         1,319,478
   Opened                                              1,016             10,411,825                    411              1,212,470
   Closed                                               (952)           (10,046,224)                  (541)            (1,703,539)
   Expired                                                --                     --                     --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding January 31, 2005                          497    $         4,095,801                    331    $           828,409
                                         ===================    ===================    ===================    ===================

                                                    SHORT DURATION BOND                             DIVERSIFIED BOND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2004                           12    $            13,167                    240    $           149,231
   Opened                                                 --                     --                    389                134,345
   Closed                                                (12)               (13,167)                    --                     --
   Expired                                                --                     --                   (250)              (146,422)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding January 31, 2005                           --    $                --                    379    $           137,154
                                         ===================    ===================    ===================    ===================

                                                     MULTISTRATEGY BOND
                                         ------------------------------------------
                                              NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED
   --------------------------------------------------------------------------------
   Outstanding October 31, 2004                          504    $           562,722
   Opened                                                715                244,938
   Closed                                                 (1)              (125,600)
   Expired                                              (506)              (424,225)
                                         -------------------    -------------------
   Outstanding January 31, 2005                          712    $           257,835
                                         ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in money market mutual funds and such other short-term investments, provided the investments meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are

                                                  Notes to Quarterly Report  151

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   deemed to be of good financial standing. As of January 31, 2005, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                            VALUE OF            VALUE OF CASH
                       SECURITIES ON LOAN        COLLATERAL
----------------------------------------------------------------
Diversified Equity     $        67,083,399   $        67,879,277
Special Growth                 132,215,384           133,528,049
Quantitative Equity             46,282,027            46,849,714
International
  Securities                   414,213,061           432,898,525
Emerging Markets                11,202,299           11,049,008*
Real Estate
  Securities                    41,644,210            42,741,616
Short Duration Bond              1,646,097             1,683,964

----------------------------------------------------------------
                            VALUE OF            VALUE OF CASH
                       SECURITIES ON LOAN        COLLATERAL
Diversified Bond       $        81,420,027   $        83,095,888
Multistrategy Bond             316,004,297           322,428,456
Tax-Managed Large Cap            1,888,625             1,920,060
Tax-Managed Mid &
  Small Cap                     19,040,162            19,187,923
Select Growth                    5,442,894             5,528,474
Select Value                     8,094,004             8,173,670

   *Additional collateral was received the following day to meet requirements.

   As of January 31, 2005, the cash collateral received for the securities on loan are invested as follows:

                                                STATE STREET
                                             SECURITIES LENDING
                        FRIC MONEY MARKET       QUALITY TRUST
----------------------------------------------------------------
Diversified Equity     $        28,483,343   $        39,395,934
Special Growth                  56,030,727            77,497,323
Quantitative Equity             19,658,967            27,190,747
International
  Securities                   181,651,862           251,246,662
Emerging Markets                 4,636,359             6,412,649
Real Estate
  Securities                    17,935,137            24,806,480
Short Duration Bond                706,621               977,343

----------------------------------------------------------------
                                                STATE STREET
                                             SECURITIES LENDING
                        FRIC MONEY MARKET       QUALITY TRUST
Diversified Bond       $        34,868,502   $        48,227,387
Multistrategy Bond             135,296,672           187,131,784
Tax-Managed Large Cap              805,691             1,114,369
Tax-Managed Mid &
  Small Cap                      8,051,591            11,136,331
Select Growth                    2,319,845             3,208,629
Select Value                     3,429,816             4,743,854

   As of January 31, 2005, the non-cash collateral received for the securities on loan in the following funds was:

                                                NON-CASH                                                    NON-CASH
                                            COLLATERAL VALUE                                           COLLATERAL HOLDING
   -----------------------------------------------------------------------------------------------------------------------------
   Special Growth                          $             6,820                                  Pool of US Government securities
   International Securities                             82,911                                  Pool of US Government securities
   Tax Managed Mid & Small Cap                          85,357                                  Pool of US Government securities

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), in the Frank Russell Investment Company Money Market and Tax Free Money Market Funds (series of the Investment Company not presented herein). As of January 31, 2005, $1,024,163,743 of the Money Market Fund's net assets and $12,112,848 of the Tax Free Money Market Fund's net assets represents investments by these Funds and $393,440,372 of the Money Market Funds' net assets represents the investments of other affiliated Funds not presented herein.

 152  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At January 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                                                  INTERNATIONAL
                                                   DIVERSIFIED EQUITY    SPECIAL GROWTH    QUANTITATIVE EQUITY      SECURITIES
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                              $  2,098,162,729    $    880,461,751    $  2,188,218,150     $  2,086,661,521
                                                    ================    ================    ================     ================
   Unrealized Appreciation                          $    286,496,627    $    148,509,580    $    299,487,572     $    370,853,367
   Unrealized Depreciation                               (28,340,998)        (17,999,216)        (40,709,055)         (19,062,149)
                                                    ----------------    ----------------    ----------------     ----------------
   Net Unrealized Appreciation
      (Depreciation)                                $    258,155,629    $    130,510,364    $    258,778,517     $    351,791,218
                                                    ================    ================    ================     ================

                                                        REAL ESTATE       SHORT DURATION
                                   EMERGING MARKETS      SECURITIES            BOND         DIVERSIFIED BOND   MULTISTRATEGY BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments             $    512,308,554   $    976,365,776   $  1,223,513,587   $  1,736,746,491    $  2,048,218,344
                                   ================   ================   ================   ================    ================
   Unrealized Appreciation         $    183,619,042   $    361,792,535   $      2,138,685   $     16,071,882    $     27,322,663
   Unrealized Depreciation               (5,659,063)        (4,554,418)        (8,266,167)        (4,417,682)         (3,295,911)
                                   ----------------   ----------------   ----------------   ----------------    ----------------
   Net Unrealized Appreciation
      (Depreciation)               $    177,959,979   $    357,238,117   $     (6,127,482)  $     11,654,200    $     24,026,752
                                   ================   ================   ================   ================    ================

                                                          TAX-MANAGED      TAX-MANAGED MID
                                     TAX EXEMPT BOND       LARGE CAP         & SMALL CAP       SELECT GROWTH       SELECT VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments               $    217,811,392   $    301,260,837   $    139,786,372   $    140,412,957   $    293,379,191
                                     ================   ================   ================   ================   ================
   Unrealized Appreciation           $      6,854,615   $     88,517,999   $     24,260,117   $     12,820,836   $     45,966,119
   Unrealized Depreciation                   (361,582)        (2,180,114)        (1,852,420)        (2,736,941)        (3,778,274)
                                     ----------------   ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)                 $      6,493,033   $     86,337,885   $     22,407,697   $     10,083,895   $     42,187,845
                                     ================   ================   ================   ================   ================

6. ILLIQUID OR RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser or sub-advisor determine that a liquid trading market exists.

   Pursuant to guidelines established by the Board of Trustees, the Adviser has determined that a liquid trading market exists for the following restricted securities held as of January 31, 2005:

   Restricted Securities

                                                                                                  COST            MARKET VALUE
     FUND -- % OF NET ASSETS       ACQUISITION      PRINCIPAL AMOUNT      COST PER UNIT           (000)               (000)
           SECURITIES                 DATE              OR SHARES               $                   $                   $
   ------------------------------------------------------------------------------------------------------------------------------
   Diversified Bond
     Fund -- 4.1%
      ABSC NIMs Trust                07/30/04              226,871              99.61               226                 226
      Arcap Reit, Inc.               09/21/04              460,000             100.99               465                 464
      Argent NIM Trust               03/04/04              189,146              99.99               189                 189
      Asset Backed Funding
        Corp. NIM Trust              08/22/03               83,789             100.00                84                  84

                                                  Notes to Quarterly Report  153

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                  COST            MARKET VALUE
     FUND -- % OF NET ASSETS       ACQUISITION      PRINCIPAL AMOUNT      COST PER UNIT           (000)               (000)
           SECURITIES                 DATE              OR SHARES               $                   $                   $
   ------------------------------------------------------------------------------------------------------------------------------
      BAE Systems Holdings,
        Inc.                         12/28/01              920,000             101.21               931               1,030
      Berkshire Hathaway
        Finance Corp.                01/04/05            1,585,000              99.88             1,583               1,584
      Centaur Funding Corp.          03/07/02              390,000               1.07               417                 524
      Chalet Finance PLC             10/08/03            1,070,000             100.00             1,070               1,071
      Chase Funding Net
        Interest Margin              06/25/03               63,206              99.89                63                  63
      Chase Funding Net
        Interest Margin              09/26/03                6,742              99.88                 7                   7
      Clorox Co.                     11/30/04              155,000              99.69               155                 158
      Clorox Co.                     11/30/04              250,000             100.08               250                 250
      Countrywide Asset-Backed
        Certificates                 11/20/03              113,596              99.89               113                 114
      Countrywide Asset-Backed
        Certificates                 12/21/04              380,000             100.04               380                 380
      COX Communications, Inc.       12/10/04            6,285,000              99.86             6,276               6,258
      Credit-Based Asset
        Servicing and
        Securitization CBO,
        Ltd.                         03/04/05            2,351,939             100.00             2,352               2,352
      Crest, Ltd.                    11/25/03            1,655,000             100.00             1,655               1,721
      DG Funding Trust               11/04/03                  103          10,537.13             1,085               1,119
      Dresdner Funding Trust I       04/09/03              430,000             103.77               446                 544
      Export Import Bank of
        Korea                        02/03/04              290,000              99.59               289                 288
      First Franklin NIM Trust       05/20/04              343,014             100.00               343                 343
      First Franklin NIM Trust       05/20/04              300,000             100.00               300                 300
      First Franklin NIM Trust       06/03/04              250,145             100.00               250                 250
      First Franklin NIM Trust       09/01/04            1,002,245             100.00             1,002               1,002
      First Franklin NIM Trust       11/18/04              820,043             100.06               821                 820
      Fremont NIM Trust              05/20/04              286,791             100.00               287                 286
      G-Force CDO, Ltd.              12/08/03              750,000              99.98               750                 766
      HVB Funding Trust I            05/01/03              360,000              97.68               352                 469
      IndyMac Loan Trust             10/17/03              628,112             100.00               628                 628
      IndyMac Loan Trust             06/10/04            1,120,433             100.00             1,120               1,120
      Korea Electric Power
        Corp.                        04/20/04              145,000              98.45               143                 147
      Long Beach Asset
        Holdings Corp.               07/31/03                3,828             100.00                 4                   4
      Long Beach Asset
        Holdings Corp.               04/16/03                3,001             100.00                 3                   3
      Long Beach Asset
        Holdings Corp.               01/19/05            1,060,000             100.00             1,060               1,060
      Mach One Trust
        Commercial
        Mortgage-Backed              07/12/04            1,480,000             100.98             1,494               1,518
      Merrill Lynch Mortgage
        Investors, Inc.              01/12/04              157,831              99.75               157                 158
      Merrill Lynch Mortgage
        Investors, Inc.              02/19/04              252,784              99.56               252                 251
      Miller Brewing Co.             08/06/03              330,000             100.17               331                 346
      Mizuho Financial Group
        Cayman, Ltd.                 02/27/04              410,000             101.08               414                 435
      Monumental Global
        Funding II                   02/04/03              320,000             100.00               320                 320
      Morgan Stanley Cap I,
        Inc.                         06/17/04            1,475,000             101.07             1,491               1,533
      Mound Financing PLC            07/24/03            1,480,000             100.10             1,482               1,478
      Natexis Ambs Co. LLC           06/24/98              270,000             108.78               294                 302
      Newcastle CDO I, Ltd.          03/11/04              870,000              99.94               869                 860
      News America, Inc.             11/30/04            8,715,000              99.20             8,646               8,990
      Novastar NIM Trust             01/30/04              559,706             100.08               560                 560
      Novastar NIM Trust             07/20/04              639,349             100.11               640                 636

 154  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                  COST            MARKET VALUE
     FUND -- % OF NET ASSETS       ACQUISITION      PRINCIPAL AMOUNT      COST PER UNIT           (000)               (000)
           SECURITIES                 DATE              OR SHARES               $                   $                   $
   ------------------------------------------------------------------------------------------------------------------------------
      NPF XII, Inc.                  05/29/02            1,825,000              91.63             1,672                 128
      Option One Mortgage
        Securities Corp. NIM
        Trust                        04/23/03               52,315             100.00                52                  52
      Option One Mortgage
        Securities Corp. NIM
        Trust                        12/08/03              248,240             100.00               248                 248
      Paragon Mortgages PLC          05/19/04              797,748             100.00               798                 798
      Park Place Securities
        NIM Trust                    09/22/04              302,263             100.00               302                 302
      Pemex Project Funding
        Master Trust                 10/24/02               90,000             104.62                94                 115
      Renaissance NIM Trust          12/09/03              145,718             100.00               146                 147
      Renaissance NIM Trust          06/25/04              392,830             100.00               393                 393
      Renaissance NIM Trust          12/16/04              679,618             100.00               680                 680
      Russia Government
        International Bond           01/10/05            1,450,000             101.87             1,477               1,522
      SACO I, Inc.                   09/30/04            1,057,030             100.00             1,057               1,057
      Saxon Net Interest
        Margin Trust                 09/23/03               95,099             100.00                95                  96
      Sharp SP I LLC Net
        Interest Margin Trust        02/13/04              132,764              99.99               133                 133
      Systems 2001 AT LLC            03/08/02              229,921             101.92               234                 250
      Telecom Italia Capital
        SA                           10/19/04              745,000              99.17               739                 737
      Telecom Italia Capital
        SA                           10/08/04            4,925,000              97.11             4,782               4,973
      Telecom Italia Capital
        SA                           12/20/04              720,000              97.80               704                 703
      Telecom Italia Capital
        SA                           09/28/04              205,000              99.08               203                 207
      Tenaska Alabama II
        Partners, LP                 10/09/03              263,140             100.07               263                 278
      Tengizchevroil Finance
        Co.                          11/23/04              505,000             100.64               508                 509
      Wells Fargo Home Equity
        Trust                        10/01/04              319,849              99.99               320                 320
      Zurich Capital Trust I         07/11/00              650,000             105.94               689                 728
      Zurich Capital Trust I         01/10/03              600,000              95.10               571                 672
                                                                                                                     ------
                                                                                                                     58,059
                                                                                                                     ======
   Emerging Markets
     Fund -- 0.5%
      E.Sun Financial Holding
        Co., Ltd.                    09/24/04                6,000              14.50                87                 120
      Far EasTone
        Telecommunications
        Co., Ltd.                    01/12/05               11,000              17.74               195                 189
      Hyundai Motor Co.              09/16/99               13,900              19.92               277                 394
      KT&G Corp.                     01/29/02               53,100               9.28               493                 816
      La Cemento Nacional
        Ecuador                      07/24/96               10,500              12.67               133                 341
      Samsung Electronics Co.,
        Ltd.                         06/15/95               10,059               9.43                95               1,569
                                                                                                                     ------
                                                                                                                      3,429
                                                                                                                     ======
   Short Duration Bond
     Fund -- 3.2%
      Allstate Financial
        Global Funding               01/31/05            4,080,000              95.52             3,897               4,068
      Alter Moneta Receivables
        LLC                          09/17/03            1,520,766             100.39             1,527               1,514
      DG Funding Trust               11/04/03                  219          10,537.12             2,308               2,380
      GE Corporate Aircraft
        Financing LLC                10/05/04              933,366             100.00               933                 933
      HBOS Treasury Services
        PLC                          09/11/03            1,000,000              99.86               999                 992
      HBOS Treasury Services
        PLC                          01/06/04              900,000             100.00               900                 900
      HBOS Treasury Services
        PLC                          11/05/04            2,000,000              99.92             1,998               1,981
      Hyundai Auto Receivables
        Trust                        09/18/02              482,583             100.00               483                 482

                                                  Notes to Quarterly Report  155

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                  COST            MARKET VALUE
     FUND -- % OF NET ASSETS       ACQUISITION      PRINCIPAL AMOUNT      COST PER UNIT           (000)               (000)
           SECURITIES                 DATE              OR SHARES               $                   $                   $
   ------------------------------------------------------------------------------------------------------------------------------
      Metropolitan Life Global
        Funding I                    07/19/04            1,500,000              99.95             1,499               1,506
      New York Life Global
        Funding                      02/23/04            2,500,000             100.00             2,500               2,500
      Nordstrom Private Label
        Credit Card Master
        Note Trust                   05/01/02            3,500,000             103.69             3,629               3,569
      PBG Equipment Trust            06/13/01            1,104,516             103.76             1,146               1,119
      Principal Life Global
        Funding I                    06/03/04            2,000,000             103.14             2,063               2,053
      Provident Auto Lease ABS
        Trust                        08/20/03              305,397             103.60               316                 310
      Providian Gateway Master
        Trust                        11/16/04            1,200,000              99.93             1,199               1,191
      Railcar Leasing L.L.C          06/11/03            1,000,000             117.28             1,173               1,098
      SACO I, Inc.                   09/30/04            2,114,061             100.00             2,114               2,114
      SLM Student Loan Trust         03/05/04            3,000,000             101.88             3,056               2,929
      Susquehanna Auto Lease
        Trust                        11/19/03              968,901              99.68               966                 963
      TIAA Global Markets            10/26/04            3,625,000             103.88             3,766               3,716
      USAA Capital Corp.             09/29/04              595,000             103.30               615                 602
      Verizon Wireless Capital
        LLC                          02/02/04            1,400,000              99.95             1,399               1,400
                                                                                                                     ------
                                                                                                                     38,320
                                                                                                                     ======
   Multistrategy Bond
     Fund -- 5.4%
      AIG SunAmerica Global
        Financing VI                 05/02/01              950,000             108.30             1,029               1,036
      Alliance Capital Funding
        LLC                          03/05/04              120,815             101.80               123                 123
      Amvescap PLC                   12/08/04            1,015,000              99.87             1,014               1,011
      Ares Leveraged
        Investment Fund, LP          12/19/03              930,000              96.73               900                 930
      Argent NIM Trust               12/09/03               40,141             100.00                40                  40
      Arlington Street CDO,
        Ltd.                         06/04/03            1,795,813             102.64             1,843               1,814
      BAE Systems Holdings,
        Inc.                         12/28/01            1,875,000             103.31             1,937               2,098
      Banco Santander Chile          01/11/05              610,000              99.80               609                 609
      Berkshire Hathaway
        Finance Corp.                01/04/05              805,000             100.00               805                 804
      Berkshire Hathaway
        Finance Corp.                01/04/05              740,000              99.88               739                 739
      Bombardier Capital, Inc.       05/27/04            1,090,000              99.74             1,087               1,089
      Canadian Oil Sands, Ltd.       08/03/04              460,000              99.92               460                 466
      Cendant Timeshare
        Receivables Funding
        LLC                          05/18/04              394,426             100.00               394                 392
      Centaur Funding Corp.          03/07/02              750,000               1.13               847               1,008
      Centaur Funding Corp.          11/25/02              465,000               0.92               428                 625
      Chancellor/Triton CBO,
        Ltd.                         11/12/03              495,695              96.57               479                 496
      Chase Funding Net
        Interest Margin              12/10/03               59,008              99.87                59                  59
      Citigroup Commercial
        Mortgage Trust               12/07/04            1,362,444             100.02             1,363               1,364
      Clorox Co.                     11/30/04              340,000              99.69               339                 347
      Clorox Co.                     11/30/04              525,000             100.04               525                 526
      Clorox Co.                     11/30/04              265,000             100.00               265                 265
      Countrywide Asset-Backed
        Certificates                 02/25/04              203,416              99.67               203                 204
      COX Communications, Inc.       12/10/04              495,000              99.90               495                 493
      COX Communications, Inc.       12/10/04              350,000              99.90               350                 349
      Dana Corp.                     01/26/05              600,000              97.87               587                 587
      DG Funding Trust               11/04/03                  191          10,537.13             2,013               2,075
      Dresdner Bank AG               07/27/04              450,000             100.51               452                 504
      Dresdner Funding Trust I       04/09/03              905,000             106.84               967               1,146

 156  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                  COST            MARKET VALUE
     FUND -- % OF NET ASSETS       ACQUISITION      PRINCIPAL AMOUNT      COST PER UNIT           (000)               (000)
           SECURITIES                 DATE              OR SHARES               $                   $                   $
   ------------------------------------------------------------------------------------------------------------------------------
      Enterprise Products
        Operating, LP                09/23/04              700,000              99.90               699                 697
      Enterprise Products
        Operating, LP                09/23/04              565,000              99.73               563                 564
      Erac USA Finance Co.           07/01/02              560,000             108.75               609                 615
      Export Import Bank of
        Korea                        02/03/04              540,000              99.59               538                 536
      Farmers Exchange Capital       01/26/04              750,000             102.99               772                 795
      Farmers Exchange Capital       01/28/02              990,000              91.84               909               1,049
      Farmers Insurance
        Exchange                     11/27/02              875,000              79.15               693               1,057
      Farmers Insurance
        Exchange                     08/04/04              570,000              99.57               568                 586
      Fisher Scientific
        International                07/22/04              245,000             100.12               245                 258
      Glencore Funding LLC           05/12/04              300,000              91.39               274                 291
      Global Signal Trust            11/18/04              655,000             100.00               655                 647
      GSAA Trust                     09/16/04              578,405              99.88               578                 578
      GSMPS Mortgage Loan
        Trust                        05/27/04              263,906             107.51               284                 283
      GSMPS Mortgage Loan
        Trust                        08/30/04              503,934             109.28               551                 541
      Gulf South Pipeline Co.,
        LP                           01/12/05              160,000              99.70               160                 160
      Hanarotelecom, Inc.            01/25/05              900,000             100.29               903                 907
      Home Equity Asset Trust        10/08/03               32,252              99.02                32                  32
      Hutchison Whampoa
        International 03/13,
        Ltd.                         06/17/03              335,000             105.81               354                 364
      Hutchison Whampoa
        International 03/33,
        Ltd.                         11/19/03              150,000              99.78               150                 156
      HVB Funding Trust I            05/01/03              730,000             103.25               754                 951
      Hyatt Equities LLC             06/12/02              275,000             101.82               280                 288
      Intelsat Bermuda, Ltd.       1/247/2005              445,000             100.00               445                 458
      Intelsat Bermuda, Ltd.         01/24/05              775,000             100.00               775                 802
      John Hancock Global
        Funding II                   07/29/03              440,000             115.66               509                 514
      Jones Apparel Group,
        Inc.                         11/17/04              470,000              99.89               469                 464
      JP Morgan Chase
        Commercial Mortgage
        Securities Corp              08/04/04            1,143,911             100.00             1,144               1,145
      Juniper CBO, Ltd.              01/15/04              743,344             102.95               765                 761
      Knowledge Learning
        Corp., Inc.                  01/28/05              370,000             100.00               370                 372
      Korea Electric Power
        Corp.                        04/20/04              285,000              98.45               281                 289
      Lone Star Industries           02/21/03              655,000              99.30               650                 662
      Mantis Reef, Ltd.              10/28/03              585,000              99.72               583                 585
      Merrill Lynch Mortgage
        Investors, Inc.              05/20/03               28,013              98.46                28                  28
      Merrill Lynch Mortgage
        Trust                        06/26/02              365,000              79.14               289                 357
      Miller Brewing Co.             08/06/03              705,000             100.88               711                 740
      Miller Brewing Co.             08/06/03              445,000             100.28               446                 447
      Mizuho Financial Group
        Cayman, Ltd.                 02/27/04              835,000             101.12               844                 885
      Mizuho Financial Group
        Cayman, Ltd.                 06/16/04              185,000              97.32               180                 194
      Mizuho Financial Group
        Cayman, Ltd.                 02/27/04              470,000              99.96               470                 498
      Mizuho Preferred Capital
        Co. LLC                      02/11/98            1,490,000              95.43             1,422               1,675
      Monumental Global
        Funding II                   02/04/03              490,000             100.00               490                 490
      Morgan Stanley Bank AG
        for OAO Gazprom              02/21/03              340,000             109.92               374                 405
      Natexis Ambs Co. LLC           06/24/98              430,000             108.78               468                 481

                                                  Notes to Quarterly Report  157

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                  COST            MARKET VALUE
     FUND -- % OF NET ASSETS       ACQUISITION      PRINCIPAL AMOUNT      COST PER UNIT           (000)               (000)
           SECURITIES                 DATE              OR SHARES               $                   $                   $
   ------------------------------------------------------------------------------------------------------------------------------
      Nationwide Mutual
        Insurance Co.                03/20/03              655,000             103.35               677                 801
      News America, Inc.             11/30/04              100,000              99.93               100                 102
      North Front Pass-Through
        Trust                        12/08/04            1,450,000             100.65             1,459               1,489
      Oil Insurance, Ltd.            08/19/03            1,410,000             101.04             1,425               1,419
      Pemex Project Funding
        Master Trust                 03/05/03              140,000             104.64               146                 179
      Power Contract Financing
        LLC                          06/11/03              450,000             102.69               462                 468
      Power Contract Financing
        LLC                          06/11/03              758,088              99.96               758                 768
      Prudential Holdings LLC        06/05/02              695,000             105.78               735                 844
      Qwest Corp.                    08/12/04            1,175,000             103.08             1,211               1,257
      Qwest Services Corp.           03/25/04              225,000             115.41               260                 267
      Rabobank Capital Funding
        II                           11/14/03              550,000             101.28               557                 564
      Ras Laffan Liquefied
        Natural Gas Co., Ltd.        03/07/01              290,000             112.26               326                 344
      Rogers Wireless
        Communications, Inc.         11/19/04              135,000             100.00               135                 144
      Russia Government
        International Bond           12/10/04            3,500,000             102.02             3,571               3,674
      Russia Government
        International Bond           06/18/02            2,850,000              90.40             2,577               2,989
      Russia Government
        International Bond           11/23/04              700,000             101.87               713                 734
      Russia Paris Club
        Participant                  04/06/04          101,175,700               0.81               818                 891
      SACO I, Inc.                   09/30/04            2,114,061             100.00             2,114               2,114
      Salomon Brothers AG for
        Tyumen Oil Co.               04/10/03              465,000             113.57               528                 528
      Sankaty Market Value CDO       12/19/03              480,000             104.70               503                 496
      Sappi Papier Holding AG        07/11/02              240,000             106.72               256                 267
      Sealed Air Corp.               07/01/03              370,000              99.24               367                 384
      Secunda International,
        Ltd.                         11/17/04              660,000             100.20               661                 652
      Sharp SP I LLC Net
        Interest Margin Trust        01/29/04              112,471             100.00               112                 113
      Systems 2001 AT LLC            03/08/02              336,038             101.92               342                 366
      Systems 2001 AT LLC            06/04/01              428,815             104.21               447                 473
      Telecom Italia Capital
        SA                           12/20/04            1,535,000              97.80             1,501               1,499
      Telecom Italia Capital
        SA                           09/28/04              455,000              99.08               451                 459
      Telecom Italia Capital
        SA                           09/28/04              485,000              99.70               484                 474
      Telecom Italia Capital
        SA                           11/24/04              135,000              98.10               132                 132
      Tenaska Alabama II
        Partners, LP                 10/09/03              488,004             100.27               489                 515
      Tengizchevroil Finance
        Co.                          11/23/04            1,060,000             100.64             1,067               1,069
      Texas Genco LLC                12/08/04              210,000             100.00               210                 217
      TuranAlem Finance BV           11/18/04              710,000             103.89               738                 710
      Twin Reefs Pass-Through
        Trust                        12/07/04              900,000             100.12               901                 904
      TXU Corp.                      11/22/04              755,000              99.94               755                 752
      TXU Corp.                      11/22/04              420,000              99.79               419                 420
      TXU Corp.                      11/24/04              570,000              98.98               564                 578
      TXU Corp.                      11/22/04              985,000              99.95               985                 981
      TXU Corp.                      11/22/04            1,150,000              99.88             1,149               1,149
      Vedanta Resources PLC          12/10/04              925,000              99.74               923                 926
      WellPoint, Inc.                12/06/04              465,000              99.93               465                 463

 158  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                  COST            MARKET VALUE
     FUND -- % OF NET ASSETS       ACQUISITION      PRINCIPAL AMOUNT      COST PER UNIT           (000)               (000)
           SECURITIES                 DATE              OR SHARES               $                   $                   $
   ------------------------------------------------------------------------------------------------------------------------------
      WellPoint, Inc.                12/06/04              370,000              99.81               369                 368
      WellPoint, Inc.                12/06/04              160,000              99.92               160                 159
      WellPoint, Inc.                12/06/04              150,000              99.80               150                 149
      Williams Gas Pipelines         01/30/04              630,000             105.78               666                 665
      World Financial
        Properties                   11/14/02              536,286             108.96               584                 587
      World Financial
        Properties                   11/08/05              212,943             106.42               227                 233
      WPP Finance UK Corp.           06/16/04              350,000              99.71               349                 372
      Zurich Capital Trust I         01/10/03            1,195,000              98.50             1,177               1,339
                                                                                                                     ------
                                                                                                                     82,253
                                                                                                                     ======

                                                  Notes to Quarterly Report  159

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) the Securities and Exchange Commission's public reference room.

The Frank Russell Investment Company Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. Information relating to the Proxy Voting Policy and Portfolio Holding Disclosure Policy is contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

 160  Shareholder Requests for Other Information

[RUSSELL LOGO]

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-067 (1 01/05)

                                [GRAPHIC]

                                                FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

        2005 Quarterly Report


        CLASS E, I, AND Y SHARES


        EQUITY I FUND

        EQUITY II FUND

        EQUITY Q FUND

        INTERNATIONAL FUND

        FIXED INCOME I FUND

        FIXED INCOME III FUND


        CLASS C, E, AND S SHARES


        EMERGING MARKETS FUND

        REAL ESTATE SECURITIES FUND

        SHORT DURATION BOND FUND (formerly Short Term Bond Fund)


        CLASS C, E, I, AND S SHARES


        SELECT GROWTH FUND

        SELECT VALUE FUND


        JANUARY 31, 2005


                                                                  [RUSSELL LOGO]

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as funds. This Quarterly Report reports on eleven of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                              Institutional Funds

                                Quarterly Report

                          January 31, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Equity I Fund........................................................         3

Equity II Fund.......................................................        11

Equity Q Fund........................................................        23

International Fund...................................................        30

Fixed Income I Fund..................................................        47

Fixed Income III Fund................................................        63

Emerging Markets Fund................................................        85

Real Estate Securities Fund..........................................        95

Short Duration Bond Fund.............................................        97

Select Growth Fund...................................................       109

Select Value Fund....................................................       114

Notes to Schedules of Investments....................................       119

Notes to Quarterly Report............................................       121

Shareholder Requests for Other Information...........................       133

Frank Russell Investment Company - Institutional Funds

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                  PRINCIPAL         MARKET
                                  AMOUNT ($)        VALUE
                                  OR SHARES           $
-------------------------------------------------------------

COMMON STOCKS - 94.8%

Auto and Transportation - 2.9%
American Axle & Manufacturing
   Holdings, Inc. (N)                  10,000             269
BorgWarner, Inc.                        3,200             172
Burlington Northern Santa Fe
   Corp.                               56,200           2,708
CNF, Inc.                               2,600             122
CSX Corp.                             115,900           4,633
Dana Corp.                              5,000              79
Delphi Corp.                           34,100             259
FedEx Corp.                            57,460           5,496
Ford Motor Co.                         27,800             366
General Motors Corp. (N)               18,500             681
Harley-Davidson, Inc.                  20,099           1,208
Honda Motor Co., Ltd. - ADR            58,200           1,527
Knight Transportation, Inc.             1,500              37
Magna International, Inc. Class
   A                                    2,800             212
Navistar International Corp.
   (AE)                                49,050           1,909
Norfolk Southern Corp.                 22,200             775
Oshkosh Truck Corp.                     6,800             499
Overnite Corp.                          1,200              37
Southwest Airlines Co.                 25,000             362
Swift Transportation Co., Inc.
   (AE)                                22,250             496
Union Pacific Corp.                     7,030             419
United Parcel Service, Inc.
   Class B                             25,100           1,874
Visteon Corp.                         102,500             761
Werner Enterprises, Inc.               27,100             578
Westinghouse Air Brake
   Technologies Corp.                  19,800             369
                                                 ------------

                                                       25,848
                                                 ------------

Consumer Discretionary - 16.5%
Accenture, Ltd. Class A (AE)          115,500           3,009
Advance Auto Parts (AE)                 4,500             194
Bebe Stores, Inc. (N)                   3,150              82
Bed Bath & Beyond, Inc. (AE)           65,672           2,646
Best Buy Co., Inc.                     10,350             557
Brink's Co. (The)                       2,000              71
Brinker International, Inc. (AE)        4,100             154
Carnival Corp.                         50,850           2,929
CDW Corp.                              16,800             983
Cendant Corp.                         190,700           4,491
Charming Shoppes, Inc. (AE)             4,800              40
Chico's FAS, Inc. (AE)                 24,300           1,280
Circuit City Stores, Inc.              61,500             881
Citadel Broadcasting Corp. (AE)         2,100              29
Clear Channel Communications,
   Inc.                                14,200             460
Coach, Inc. (AE)                       32,900           1,846
Convergys Corp. (AE)                    3,300              47
Darden Restaurants, Inc.                9,200             272
Dillard's, Inc. Class A                68,300           1,792
DreamWorks Animation SKG, Inc.
   Class A (AE)                        41,550           1,468
Eastman Kodak Co.                      24,600             814
eBay, Inc. (AE)                        34,880           2,843
Education Management Corp. (AE)         4,000             128
Electronic Arts, Inc. (AE)             54,588           3,512
Estee Lauder Cos., Inc. (The)
   Class A                             31,800           1,435
Fisher Scientific International
   (AE)                                19,640           1,240
Fossil, Inc. (AE)                       1,900              53
Four Seasons Hotels, Inc.              52,879           4,070
Gannett Co., Inc.                       3,300             264
Gap, Inc. (The)                        54,930           1,209
Gemstar-TV Guide International,
   Inc. (AE)                            5,100              28
Getty Images, Inc. (AE)                 6,040             421
Gillette Co. (The)                    118,000           5,985
Google, Inc. Class A (AE)              22,850           4,470
GTECH Holdings Corp.                   17,250             403
Guitar Center, Inc. (AE)                1,600              92
Harman International Industries,
   Inc.                                 2,184             266
Hasbro, Inc.                           21,860             428
Hilton Hotels Corp.                    21,400             476
Home Depot, Inc.                      141,700           5,847
Infospace, Inc. (AE)                      900              42
International Game Technology          45,240           1,416
Interpublic Group of Cos., Inc.
   (AE)(N)                             13,700             179
J.C. Penney Co., Inc.                  64,300           2,747
Jones Apparel Group, Inc.               9,900             333
Kimberly-Clark Corp.                   50,980           3,340
Kohl's Corp. (AE)                      74,450           3,500
Leggett & Platt, Inc.                   3,200              91
Liberty Media Corp. Class A (AE)      216,250           2,258
Liberty Media International,
   Inc. Class A (AE)                   38,651           1,750
Limited Brands, Inc.                   21,650             513
Lowe's Cos., Inc.                      40,749           2,322
Marriott International, Inc.
   Class A                             60,820           3,843
Mattel, Inc.                            2,500              49
Maytag Corp. (N)                        3,300              52
McDonald's Corp.                      132,550           4,293
McGraw-Hill Cos., Inc. (The)            4,200             380
Men's Wearhouse, Inc. (AE)              1,700              57
MGM Mirage (AE)                        24,161           1,735
Newell Rubbermaid, Inc.                50,550           1,088

                                                                Equity I Fund  3

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                  PRINCIPAL         MARKET
                                  AMOUNT ($)        VALUE
                                  OR SHARES           $
-------------------------------------------------------------
News Corp.
   Class A                            130,650           2,221
   Class B (N)                         75,000           1,318
Nike, Inc. Class B                     22,508           1,950
Nordstrom, Inc.                        44,800           2,162
Office Depot, Inc. (AE)                34,400             595
OfficeMax, Inc.                        10,400             307
Omnicom Group                          25,200           2,139
Overstock.com, Inc. (AE)(N)             1,000              52
Petco Animal Supplies, Inc. (AE)        2,400              91
Pixar (AE)                                889              77
Priceline.com, Inc. (AE)(N)            20,400             461
RadioShack Corp.                        8,600             285
Reebok International, Ltd.             34,900           1,554
Reed Elsevier PLC - ADR                22,450             817
Royal Caribbean Cruises, Ltd.
   (N)                                 27,586           1,462
RR Donnelley & Sons Co.                66,800           2,234
Sears Roebuck and Co.                   2,800             141
Sonic Corp. (AE)                        1,300              41
Sports Authority, Inc. (The)
   (AE)(N)                             16,100             408
Stanley Works (The)                     2,000              95
Staples, Inc.                          50,100           1,640
Starbucks Corp. (AE)                   40,685           2,197
Starwood Hotels & Resorts
   Worldwide, Inc. (o)                 80,800           4,678
Target Corp.                           49,771           2,527
Tech Data Corp. (AE)                    7,600             319
Tiffany & Co.                          14,572             458
Time Warner, Inc. (AE)                258,370           4,651
TJX Cos., Inc.                         54,020           1,353
Too, Inc. (AE)                          1,200              33
Tribune Co.                            24,870             994
Valueclick, Inc. (AE)                   2,600              34
VeriSign, Inc. (AE)                    88,180           2,279
VF Corp.                                7,700             409
Viacom, Inc. Class B                   81,130           3,029
Wal-Mart Stores, Inc.                  73,000           3,825
Walt Disney Co.                       166,900           4,778
WESCO International, Inc. (AE)          1,200              41
WMS Industries, Inc. (AE)(N)            2,100              66
Wynn Resorts, Ltd. (AE)                 8,368             549
XM Satellite Radio Holdings,
   Inc. Class A (AE)(N)                23,500             750
Yahoo!, Inc. (AE)                      88,670           3,122
Yankee Candle Co., Inc. (AE)            2,000              66
Yum! Brands, Inc.                      43,311           2,007
                                                 ------------

                                                      145,418
                                                 ------------

Consumer Staples - 6.2%
Altria Group, Inc.                    184,700          11,789
Clorox Co.                             32,900           1,955
Coca-Cola Co. (The)                    34,000           1,411
Coca-Cola Enterprises, Inc.             5,200             114
Colgate-Palmolive Co.                  63,900           3,357
CVS Corp.                              18,913             877
Dean Foods Co. (AE)                     7,450             262
Diageo PLC - ADR (N)                    8,800             480
General Mills, Inc.                    12,000             636
HJ Heinz Co.                           23,080             873
Kellogg Co.                            37,720           1,684
Kraft Foods, Inc. Class A               9,900             336
Kroger Co. (The) (AE)                  49,200             841
Nestle SA - ADR                         4,350             286
PepsiCo, Inc.                         202,010          10,848
Procter & Gamble Co.                  240,388          12,796
Reynolds American, Inc.                 7,400             595
Safeway, Inc. (AE)                     31,900             601
Sara Lee Corp.                         64,460           1,514
Smithfield Foods, Inc. (AE)            24,050             728
Supervalu, Inc.                         3,800             120
Sysco Corp.                            16,200             567
Unilever NV (N)                         2,800             183
UST, Inc.                              11,200             567
Whole Foods Market, Inc.               10,950             979
Wm. Wrigley Jr. Co.                     4,500             317
                                                 ------------

                                                       54,716
                                                 ------------

Financial Services - 19.1%
ACE, Ltd.                               5,300             230
Aflac, Inc.                            17,000             672
Alliance Data Systems Corp. (AE)       25,100           1,090
Allstate Corp. (The)                   46,240           2,332
American Express Co.                  145,740           7,775
American International Group,
   Inc.                               138,400           9,175
AmeriCredit Corp. (AE)                 21,400             525
AON Corp.                              68,550           1,559
Archstone-Smith Trust (o)               3,600             123
Assurant, Inc.                          2,500              81
Astoria Financial Corp.                 5,600             211
Automatic Data Processing, Inc.        33,000           1,435
Bank of America Corp.                 354,958          16,459
Bank of New York Co., Inc. (The)       15,700             466
BB&T Corp.                             13,700             541
Capital One Financial Corp.            32,800           2,568
CB Richard Ellis Group, Inc.
   Class A (AE)                        34,750           1,216

 4  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                  PRINCIPAL         MARKET
                                  AMOUNT ($)        VALUE
                                  OR SHARES           $
-------------------------------------------------------------
Checkfree Corp. (AE)                   54,400           2,122
Chicago Mercantile Exchange (N)         7,144           1,532
Chubb Corp.                            35,960           2,678
Cigna Corp.                             8,800             706
CIT Group, Inc.                        19,850             801
Citigroup, Inc.                       452,139          22,177
Comerica, Inc.                          9,800             567
Countrywide Financial Corp.            86,070           3,185
Deluxe Corp.                            8,600             329
East-West Bancorp, Inc.                 2,300              90
Equity Office Properties Trust
   (o)                                 29,000             811
Equity Residential (o)                 15,700             495
Fannie Mae                             43,090           2,783
Federated Investors, Inc. Class
   B                                    8,600             253
First American Corp.                    3,100             115
Fiserv, Inc. (AE)                       8,610             329
Franklin Resources, Inc.               29,040           1,971
Freddie Mac                            30,520           1,993
Genworth Financial, Inc. Class A       55,200           1,464
Goldman Sachs Group, Inc.             122,099          13,168
Hartford Financial Services
   Group, Inc.                         56,500           3,802
Highwoods Properties, Inc. (o)          1,500              37
HRPT Properties Trust (o)               2,150              26
Huntington Bancshares, Inc.            12,900             296
iShares Russell 1000 Value Index
   Fund                                10,750             701
JPMorgan Chase & Co.                  317,329          11,846
Keycorp                                19,900             665
La Quinta Corp. (AE)(o)                 4,200              36
LandAmerica Financial Group,
   Inc.                                 1,200              62
Legg Mason, Inc.                        6,100             471
Lehman Brothers Holdings, Inc.         16,710           1,524
Lincoln National Corp.                 10,600             489
Loews Corp.                            10,250             697
Mack-Cali Realty Corp. (o)              1,800              76
Maguire Properties, Inc. (o)            1,200              28
Manulife Financial Corp.                5,982             262
MBNA Corp.                             54,970           1,461
Mellon Financial Corp.                 38,740           1,137
Merrill Lynch & Co., Inc.              66,394           3,988
Metlife, Inc.                          68,880           2,738
MGIC Investment Corp. (N)               5,300             339
Morgan Stanley                         59,100           3,307
National City Corp.                    23,210             825
Nationwide Financial Services             100               4
Nationwide Health Properties,
   Inc. (o)                             2,100              46
Old Republic International Corp.        7,100             165
PartnerRe, Ltd.                         3,500             222
Paychex, Inc.                          79,800           2,433
PMI Group, Inc. (The)                  16,450             654
PNC Financial Services Group,
   Inc.                                31,990           1,723
Prudential Financial, Inc.              8,100             437
RenaissanceRe Holdings, Ltd.            3,600             181
SLM Corp.                              87,183           4,376
Sotheby's Holdings Class A (AE)         2,300              41
Sovereign Bancorp, Inc.                80,400           1,828
St. Paul Travelers Cos., Inc.
   (The)                              125,814           4,723
SunTrust Banks, Inc.                   45,610           3,285
T Rowe Price Group, Inc.               20,600           1,233
TCF Financial Corp.                     4,820             135
Torchmark Corp.                         3,400             186
Trizec Properties, Inc. (o)            41,500             735
UBS AG                                  7,384             601
UCBH Holdings, Inc.                     9,142             403
US Bancorp                             15,974             480
Wachovia Corp.                         21,000           1,152
Waddell & Reed Financial, Inc.
   Class A                              9,200             201
Washington Mutual, Inc.                30,585           1,234
Wells Fargo & Co.                      34,120           2,092
XL Capital, Ltd. Class A                2,900             217
                                                 ------------

                                                      167,627
                                                 ------------

Health Care - 13.2%
Abbott Laboratories                    27,920           1,257
Abgenix, Inc. (AE) (N)                  4,200              37
Accredo Health, Inc. (AE)              52,200           1,554
Aetna, Inc.                            15,947           2,026
AmerisourceBergen Corp.                19,000           1,107
Amgen, Inc. (AE)                      137,100           8,533
Amylin Pharmaceuticals, Inc.
   (AE)(N)                             19,400             435
Applera Corp. - Celera Genomics
   Group (AE)                           2,100              28
Barr Pharmaceuticals, Inc. (AE)         1,900              90
Baxter International, Inc.             16,030             541
Biogen Idec, Inc. (AE)                 35,630           2,315
Boston Scientific Corp. (AE)           92,774           3,067
Bristol-Myers Squibb Co.               41,500             973
Cardinal Health, Inc.                  11,300             636
Caremark Rx, Inc. (AE)                131,220           5,131
Celgene Corp. (AE)                     75,600           2,067
Community Health Systems, Inc.
   (AE)                                15,600             452
Cooper Cos., Inc.                      10,800             828
CR Bard, Inc.                          16,930           1,148
DaVita, Inc. (AE)                       4,850             203
Eli Lilly & Co.                        89,890           4,876

                                                                Equity I Fund  5

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                  PRINCIPAL         MARKET
                                  AMOUNT ($)        VALUE
                                  OR SHARES           $
-------------------------------------------------------------
Endo Pharmaceuticals Holdings,
   Inc. (AE)                            1,700              36
Eon Labs, Inc. (AE)                     1,700              44
Eyetech Pharmaceuticals, Inc.
   (AE)(N)                              9,300             343
Genentech, Inc. (AE)                  153,389           7,318
Gilead Sciences, Inc. (AE)             70,670           2,339
HCA, Inc.                              11,700             521
Health Net, Inc. (AE)                  63,900           1,859
Hospira, Inc. (AE)                      3,600             104
Humana, Inc. (AE)                       6,300             216
ICOS Corp. (AE)                         1,800              45
Idexx Laboratories, Inc. (AE)             600              35
IMS Health, Inc.                        5,100             119
IVAX Corp. (AE)                       137,150           2,061
Johnson & Johnson                     223,210          14,442
Kinetic Concepts, Inc. (AE)            11,700             760
Kos Pharmaceuticals, Inc.
   (AE)(N)                              1,000              33
McKesson Corp.                          6,000             207
Medarex, Inc. (AE)(N)                   5,000              48
Medco Health Solutions, Inc.
   (AE)                                35,900           1,528
Medicines Co. (AE)                      2,200              60
Medtronic, Inc.                        82,162           4,313
Merck & Co., Inc.                      77,980           2,187
Millennium Pharmaceuticals, Inc.
   (AE)                                 8,400              77
Nektar Therapeutics (AE)                2,600              44
Novartis AG - ADR                      19,990             959
Onyx Pharmaceuticals, Inc. (AE)         1,800              52
OSI Pharmaceuticals, Inc. (AE)            700              46
Pacificare Health Systems (AE)          6,686             411
Pfizer, Inc.                          230,030           5,558
Quest Diagnostics                      13,459           1,283
Roche Holding AG - ADR                 13,200             703
Sanofi-Aventis - ADR (N)               81,982           3,059
Schering-Plough Corp.                  70,100           1,301
Sepracor, Inc. (AE)                     2,200             126
St. Jude Medical, Inc. (AE)            82,136           3,226
Stryker Corp.                          21,300           1,047
Telik, Inc. (AE)(N)                     2,500              48
Tenet Healthcare Corp. (AE)            69,100             686
Triad Hospitals, Inc. (AE)             10,050             409
UnitedHealth Group, Inc.               95,354           8,477
Valeant Pharmaceuticals
   International (N)                   20,300             507
Varian Medical Systems, Inc.
   (AE)                                 8,300             313
Vertex Pharmaceuticals, Inc.
   (AE)                                 2,600              26
WellPoint, Inc. (AE)                   39,069           4,747
Wright Medical Group, Inc.
   (AE)(N)                              3,927             108
Wyeth                                  31,800           1,260
Zimmer Holdings, Inc. (AE)             74,874           5,904
                                                 ------------

                                                      116,299
                                                 ------------

Integrated Oils - 4.4%
Amerada Hess Corp.                      2,600             225
BP PLC - ADR                           20,320           1,203
ChevronTexaco Corp.                   103,248           5,617
ConocoPhillips                        140,995          13,083
Exxon Mobil Corp.                     146,080           7,538
Marathon Oil Corp.                     95,153           3,685
Occidental Petroleum Corp.             87,900           5,131
Unocal Corp.                           39,040           1,857
                                                 ------------

                                                       38,339
                                                 ------------

Materials and Processing - 5.3%
Air Products & Chemicals, Inc.         20,300           1,196
AK Steel Holding Corp. (AE)             2,200              32
Allegheny Technologies, Inc.            1,400              34
American Standard Cos., Inc.
   (AE)                                10,300             412
Archer-Daniels-Midland Co.            242,136           5,860
Ashland, Inc.                           3,200             196
Ball Corp.                              4,000             171
Bayer AG - ADR                         18,600             619
Bemis Co.                               4,000             116
Bowater, Inc.                          24,080             915
Bunge, Ltd. (N)                         5,000             283
Cia Vale do Rio Doce - ADR             26,400             798
Corn Products International,
   Inc.                                64,500           1,894
Domtar, Inc.                           29,550             288
Dow Chemical Co. (The)                 77,960           3,875
Dycom Industries, Inc. (AE)            21,900             595
Eastman Chemical Co.                    7,900             428
Ecolab, Inc.                            9,200             310
EI Du Pont de Nemours & Co.            35,380           1,683
FMC Corp. (AE)                          5,200             245
Freeport-McMoRan Copper & Gold,
   Inc. Class B                       104,175           3,835
Georgia-Pacific Corp.                   6,500             209
Hecla Mining Co. (AE)                   7,300              40
Hercules, Inc. (AE)                     7,500             109
International Paper Co.               151,320           5,924
Lubrizol Corp.                          8,950             322
Lyondell Chemical Co.                  29,620             871
Martin Marietta Materials, Inc.         2,500             135
Masco Corp.                            37,970           1,397
Maverick Tube Corp. (AE)                3,300             112
Monsanto Co.                           75,282           4,075

 6  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                  PRINCIPAL         MARKET
                                  AMOUNT ($)        VALUE
                                  OR SHARES           $
-------------------------------------------------------------
Mosaic Co. (The) (AE)                 121,900           2,011
Nalco Holding Co. (AE)                 10,110             196
Neenah Paper, Inc. (N)                    371              12
Newmont Mining Corp.                      900              37
PPG Industries, Inc.                   27,390           1,884
Praxair, Inc.                           4,910             212
Sherwin-Williams Co. (The)              4,200             181
Smurfit-Stone Container Corp.
   (AE)                                43,990             662
Sonoco Products Co.                     3,000              78
St. Joe Co. (The)                      17,815           1,226
Stillwater Mining Co. (AE)              2,900              31
Syngenta AG - ADR                      44,910             967
Temple-Inland, Inc.                    28,400           1,806
United States Steel Corp.              11,700             606
URS Corp. (AE)                            900              25
                                                 ------------

                                                       46,913
                                                 ------------

Miscellaneous - 4.5%
3M Co.                                 63,600           5,365
Brunswick Corp.                         8,897             410
Eaton Corp.                             7,600             517
General Electric Co.                  505,382          18,259
Honeywell International, Inc.         106,500           3,832
ITT Industries, Inc.                    5,000             426
SPX Corp.                               6,200             260
Textron, Inc.                           7,300             526
Tyco International, Ltd.              280,161          10,125
                                                 ------------

                                                       39,720
                                                 ------------

Other Energy - 2.5%
Apache Corp.                           50,200           2,732
Burlington Resources, Inc.              5,100             223
Consol Energy, Inc.                     2,900             122
Devon Energy Corp.                     13,180             536
El Paso Corp.                          27,100             295
EOG Resources, Inc.                    20,040           1,488
GlobalSantaFe Corp.                    11,060             391
Grey Wolf, Inc. (AE)                    7,400              39
Halliburton Co.                        78,400           3,225
Hanover Compressor Co. (AE)             3,600              51
Houston Exploration Co. (AE)            2,000             109
Kinder Morgan, Inc.                    12,120             910
Lone Star Technologies (AE)               900              37
Newfield Exploration Co. (AE)           7,000             428
Noble Corp. (AE)                       23,360           1,246
NRG Energy, Inc. (AE)                  35,550           1,244
Oil States International, Inc.
   (AE)                                 2,200              42
Peabody Energy Corp. (N)                7,540             639
Premcor, Inc.                          30,000           1,440
Reliant Energy, Inc. (AE)             197,300           2,456
Schlumberger, Ltd.                     59,570           4,053
Todco Class A (AE)                      2,600              53
Universal Compression Holdings,
   Inc. (AE)                            1,200              47
Valero Energy Corp.                     3,600             187
                                                 ------------

                                                       21,993
                                                 ------------

Producer Durables - 5.2%
Agilent Technologies, Inc. (AE)        25,050             554
Applied Materials, Inc. (AE)           54,180             861
Boeing Co.                            107,900           5,460
Caterpillar, Inc.                      61,392           5,470
Centex Corp.                            4,200             258
Cooper Industries, Ltd. Class A        10,480             728
Danaher Corp.                          21,530           1,182
Deere & Co.                            73,560           5,107
DR Horton, Inc.                         9,850             392
Emerson Electric Co.                   17,660           1,187
Empresa Brasileira de
   Aeronautica SA - ADR                 5,200             165
Goodrich Corp.                          8,600             295
Hubbell, Inc. Class B                   6,150             305
Illinois Tool Works, Inc.              28,000           2,435
KB Home                                10,722           1,165
KLA-Tencor Corp. (AE)                  27,320           1,264
Koninklijke Philips Electronics
   NV                                  86,000           2,243
Lennar Corp. Class A                   28,654           1,618
Lockheed Martin Corp.                  47,368           2,738
MDC Holdings, Inc. (N)                 14,788           1,077
Northrop Grumman Corp.                 37,650           1,953
Parker Hannifin Corp.                   2,100             137
Pitney Bowes, Inc.                      5,900             264
Polycom, Inc. (AE)                      2,400              41
Powerwave Technologies, Inc.
   (AE)(N)                              6,700              53
Pulte Homes, Inc.                       5,000             330
Sandvik AB - ADR (N)                    8,210             335
Siemens AG - ADR (N)                   21,850           1,737
Telefonaktiebolaget LM Ericsson
   - ADR (AE)(N)                       19,655             577
Teradyne, Inc. (AE)                    20,650             290
Toll Brothers, Inc. (AE)(N)             2,988             233
United Defense Industries, Inc.         1,500              72
United Technologies Corp.              41,010           4,129
Waters Corp. (AE)                      22,560           1,107
                                                 ------------

                                                       45,762
                                                 ------------

                                                                Equity I Fund  7

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                  PRINCIPAL         MARKET
                                  AMOUNT ($)        VALUE
                                  OR SHARES           $
-------------------------------------------------------------

Technology - 10.8%
ADC Telecommunications, Inc.
   (AE)(N)                             64,200             165
Agere Systems, Inc. Class A (AE)       10,000              14
Altera Corp. (AE)                     148,500           2,851
Analog Devices, Inc.                   64,700           2,322
Apple Computer, Inc. (AE)              23,940           1,841
Applied Micro Circuits Corp.
   (AE)                                22,700              75
Ariba, Inc. (AE)                        2,700              38
Arrow Electronics, Inc. (AE)            3,000              71
Avaya, Inc. (AE)                        4,900              70
Avnet, Inc. (AE)                       67,950           1,218
BearingPoint, Inc. (AE)               139,200           1,098
Broadcom Corp. Class A (AE)            31,200             993
Ciena Corp. (AE)                       11,100              28
Cisco Systems, Inc. (AE)              317,300           5,724
Cognizant Technology Solutions
   Corp. Class A (AE)                  27,530           1,043
CommScope, Inc. (AE)                    3,200              48
Comverse Technology, Inc. (AE)         77,460           1,731
CSG Systems International (AE)          2,300              42
Dell, Inc. (AE)                       223,999           9,354
Electronic Data Systems Corp.          42,650             914
EMC Corp. (AE)                        135,290           1,772
Emulex Corp. (AE)                       2,100              34
Flextronics International, Ltd.
   (AE)                                12,500             177
Freescale Semiconductor, Inc.
   Class B (AE)                       104,616           1,828
Gateway, Inc. (AE)                     12,800              61
General Dynamics Corp.                  6,004             620
Hewlett-Packard Co.                   149,877           2,936
Ingram Micro, Inc. Class A (AE)         5,400             100
Integrated Device Technology,
   Inc. (AE)                            4,200              49
Intel Corp.                            10,300             231
International Business Machines
   Corp.                               41,080           3,838
Intersil Corp. Class A                  6,300              94
Juniper Networks, Inc. (AE)           129,810           3,262
L-3 Communications Holdings,
   Inc.                                27,300           1,950
LSI Logic Corp. (AE)                    3,800              23
Lucent Technologies, Inc.
   (AE)(N)                             61,700             201
Macromedia, Inc. (AE)                  14,700             503
Marvell Technology Group, Ltd.
   (AE)                                33,050           1,106
Maxim Integrated Products, Inc.       101,000           3,940
Maxtor Corp. (AE)                       9,000              43
McAfee, Inc. (AE)                       3,700              96
Micros Systems, Inc. (AE)                 600              42
Microsoft Corp.                       524,483          13,783
Motorola, Inc.                        143,100           2,252
National Semiconductor Corp.           73,100           1,238
Nvidia Corp. (AE)                      37,100             850
Oracle Corp. (AE)                     369,960           5,094
Parametric Technology Corp. (AE)       10,300              59
Perot Systems Corp. Class A (AE)        1,900              28
PMC - Sierra, Inc. (AE)                60,500             622
Qualcomm, Inc.                        207,654           7,733
Rockwell Automation, Inc.              17,710           1,003
Sanmina-SCI Corp. (AE)                309,850           1,915
Seagate Technology (AE)                 9,400              --
Silicon Laboratories, Inc.
   (AE)(N)                             11,100             379
Solectron Corp. (AE)                   54,000             268
Symantec Corp. (AE)                     8,000             187
Tellabs, Inc. (AE)                     18,400             131
Tessera Technologies, Inc. (AE)         3,500             136
Texas Instruments, Inc.               165,230           3,835
Varian, Inc. (AE)                       1,200              48
Xilinx, Inc.                           83,800           2,446
Zebra Technologies Corp. Class A
   (AE)                                 2,800             143
                                                 ------------

                                                       94,696
                                                 ------------

Utilities - 4.2%
Allete, Inc.                              900              37
Alltel Corp.                            4,500             248
American Electric Power Co.,
   Inc.                                14,300             504
AT&T Corp.                                100               2
BellSouth Corp.                       140,650           3,691
Cinergy Corp.                          12,900             520
CMS Energy Corp. (AE)(N)                9,400              99
Comcast Corp. (AE)
   Class A                             91,183           2,935
   Special Class A                     33,830           1,069
Consolidated Edison, Inc.               4,900             215
Dominion Resources, Inc.               67,470           4,681
DTE Energy Co.                          4,700             206
Edison International                    8,400             273
Energy East Corp.                       1,610              42
Entergy Corp.                          46,220           3,213
Exelon Corp.                           22,270             985
FirstEnergy Corp.                      20,080             798
FPL Group, Inc.                         2,500             192
KeySpan Corp. (N)                       4,070             161
MCI, Inc.                               6,200             120
Northeast Utilities                    16,800             314
Pepco Holdings, Inc.                   11,000             240
Pinnacle West Capital Corp.             4,600             192
PPL Corp.                              11,770             636
Progress Energy, Inc.                   7,700             199
Public Service Enterprise Group,
   Inc.                                 8,000             422
Puget Energy, Inc.                      3,600              86

 8  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
SBC Communications, Inc.                69,900           1,661
Sempra Energy                           13,000             484
Sprint Corp.                           218,450           5,206
Telephone & Data Systems, Inc.          14,000           1,153
TXU Corp. (N)                           17,080           1,182
Verizon Communications, Inc.           108,519           3,862
Vodafone Group PLC - ADR                54,252           1,402
Xcel Energy, Inc. (N)                   13,000             236
                                                  ------------
                                                        37,266
                                                  ------------

TOTAL COMMON STOCKS
(cost $711,427)                                        834,597
                                                  ------------

LONG-TERM INVESTMENTS - 0.0%
Corporate Bonds and Notes - 0.0%
Delta Air Lines, Inc.
   8.000% due 06/03/23                     542             278
                                                  ------------

TOTAL LONG-TERM INVESTMENTS
(cost $359)                                                278
                                                  ------------

SHORT-TERM INVESTMENTS - 6.1%
Frank Russell Investment Company
   Money Market Fund                47,637,285          47,637
United States Treasury Bill
   (c)(z)(sec.)
   2.244% due 03/17/05                   6,000           5,984
                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $53,621)                                          53,621
                                                  ------------

OTHER SECURITIES - 2.4%
Frank Russell Investment Company
   Money Market Fund (X)             8,714,971           8,715
State Street Securities Lending
   Quality Trust (X)                12,053,867          12,054
                                                  ------------

TOTAL OTHER SECURITIES
(cost $20,769)                                          20,769
                                                  ------------

TOTAL INVESTMENTS - 103.3%
(identified cost $786,176)                             909,265

OTHER ASSETS AND LIABILITIES,
NET - (3.3%)                                           (29,140)
                                                  ------------

NET ASSETS - 100.0%                                    880,125
                                                  ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                                Equity I Fund  9

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 03/05 (16)                               5,076                (45)

S&P 500 E-Mini Index
   expiration date 03/05 (190)                             11,227                (39)

S&P 500 Index
   expiration date 03/05 (83)                              24,520               (148)

S&P Midcap 400 Index
   expiration date 03/05 (39)                              12,617                213
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        (19)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 10  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.3%
Auto and Transportation - 5.6%
AAR Corp. (AE)                                          6,450              75
Alaska Air Group, Inc. (AE)(N)                         40,190           1,197
American Axle & Manufacturing Holdings, Inc. (N)       56,400           1,514
Arctic Cat, Inc.                                        6,409             163
ArvinMeritor, Inc.                                     33,200             632
Autoliv, Inc.                                         114,500           5,399
Aviall, Inc. (AE)                                      34,600             997
CNF, Inc.                                              50,900           2,388
Dana Corp.                                             92,100           1,462
Dura Automotive Systems, Inc. Class A (AE)(N)          16,500             152
Dynamex, Inc. (AE)                                     20,559             372
EGL, Inc. (AE)                                         62,800           1,898
ExpressJet Holdings, Inc. (AE)                         53,800             593
Frontier Airlines, Inc. (AE)(N)                        37,500             318
General Maritime Corp. (AE)(N)                         30,700           1,409
Gentex Corp. (N)                                       12,000             406
Grupo TMM SA - ADR (AE)                                93,600             334
Heartland Express, Inc.                                76,100           1,616
HUB Group, Inc. Class A (AE)                            4,860             265
JB Hunt Transport Services, Inc.                       34,170           1,508
Kansas City Southern (AE)                              37,800             660
Kirby Corp. (AE)                                       22,100             973
Laidlaw International, Inc. (AE)                       58,100           1,265
Landstar System, Inc. (AE)                             10,100             351
Lear Corp.                                             16,650             899
Martin Midstream Partners LP (N)                       31,825           1,002
Navistar International Corp. (AE)                      28,500           1,109
Offshore Logistics, Inc. (AE)                           3,500             112
OMI Corp.                                              66,200           1,159
Oshkosh Truck Corp.                                    12,635             927
Overnite Corp.                                        115,175           3,557
Overseas Shipholding Group                             26,600           1,485
Pacer International, Inc. (AE)                         33,500             655
Polaris Industries, Inc. (N)                           22,220           1,500
Quantum Fuel Systems Technologies Worldwide,
   Inc. (AE)(N)                                        10,000              53
SCS Transportation, Inc. (AE)(N)                        7,100             166
Skywest, Inc.                                          35,800             617
Stolt-Nielsen SA - ADR (AE)                            14,900             503
Stoneridge, Inc. (AE)(N)                                6,300              94
Swift Transportation Co., Inc. (AE)                     4,900             109
Teekay Shipping Corp. (N)                              28,000           1,242
Tidewater, Inc.                                        34,095           1,322
TRW Automotive Holdings Corp. (AE)                     19,300             384

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tsakos Energy Navigation, Ltd.                         14,920             536
UTI Worldwide, Inc. (N)                                48,700           3,354
Visteon Corp.                                          73,700             547
Werner Enterprises, Inc.                               98,605           2,102
Westinghouse Air Brake Technologies Corp.              86,700           1,616
                                                                 ------------
                                                                       50,997
                                                                 ------------

Consumer Discretionary - 17.8%
A.C. Moore Arts & Crafts, Inc. (AE)                    32,200             887
Abercrombie & Fitch Co. Class A                        94,900           4,756
ABM Industries, Inc.                                   24,400             447
Adesa, Inc.                                            33,100             684
Advance Auto Parts (AE)                                37,200           1,603
Advo, Inc.                                             35,600           1,309
Alliance Gaming Corp. (AE)                             56,300             561
Alloy, Inc. (AE)                                       12,400              88
American Eagle Outfitters                              16,400             833
American Greetings Class A (N)                         40,400             975
American Woodmark Corp. (N)                             4,500             187
Applica, Inc. (AE)(N)                                  28,800             156
Arbitron, Inc. (AE)                                    33,140           1,355
Asbury Automotive Group, Inc. (AE)(N)                  10,130             171
Banta Corp.                                            25,700           1,113
Blue Nile, Inc. (AE)(N)                                23,145             648
Brink's Co. (The)                                      36,010           1,275
Buckle, Inc. (The)                                      1,800              52
Catalina Marketing Corp.                               19,700             506
Cato Corp. (The) Class A                               14,100             429
CBRL Group, Inc.                                       14,100             580
CEC Entertainment, Inc. (AE)                            7,600             297
Central European Distribution Corp. (AE)(N)            73,800           2,424
Central Garden and Pet Co. (AE)                        22,000             902
Charming Shoppes, Inc. (AE)                           219,973           1,826
Chemed Corp.                                           18,800           1,346
Choice Hotels International, Inc.                      13,800             800
ChoicePoint, Inc. (AE)                                 40,500           1,863
Circuit City Stores, Inc.                             276,980           3,966
CKE Restaurants, Inc. (AE)(N)                          23,570             342
Claire's Stores, Inc.                                  54,500           1,124
Consolidated Graphics, Inc. (AE)                        7,200             304
Convergys Corp. (AE)                                  109,640           1,567
Corinthian Colleges, Inc. (AE)(N)                      54,600           1,050
Corporate Executive Board Co.                          79,800           5,099
Corrections Corp. of America (AE)                      21,005             863
Cost Plus, Inc. (AE)                                   21,750             571
CoStar Group, Inc. (AE)                                 1,200              52

                                                              Equity II Fund  11

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CSK Auto Corp. (AE)                                    17,500             276
Ctrip.com International, Ltd. - ADR (AE)(N)            16,000             658
Darden Restaurants, Inc.                               61,500           1,818
Deckers Outdoor Corp. (AE)(N)                          13,800             535
Dick's Sporting Goods, Inc. (AE)(N)                    38,100           1,295
Earthlink, Inc. (AE)                                   69,000             692
Education Management Corp. (AE)                       103,300           3,299
Entercom Communications Corp. (AE)                     34,500           1,082
Entravision Communications Corp. Class A (AE)         131,680           1,053
Ethan Allen Interiors, Inc. (N)                        29,000           1,022
Famous Dave's Of America, Inc. (AE)                    41,100             489
Federated Department Stores                            16,200             920
FindWhat.com (AE)(N)                                   30,290             482
Finish Line Class A (N)                                71,180           1,445
Fossil, Inc. (AE)                                      16,800             469
FTI Consulting, Inc. (AE)(N)                           43,100             836
Furniture Brands International, Inc.                   37,500             889
Gemstar-TV Guide International, Inc. (AE)             343,700           1,897
Geo Group, Inc. (The) (AE)                              4,000             120
Getty Images, Inc. (AE)                                42,500           2,962
Greenfield Online, Inc. (AE)(N)                        13,600             248
Group 1 Automotive, Inc. (AE)                          10,400             304
GTECH Holdings Corp.                                   48,030           1,123
Guitar Center, Inc. (AE)                               28,200           1,614
Handleman Co. (N)                                      26,900             523
Harte-Hanks, Inc.                                      36,500             965
Hearst-Argyle Television, Inc.                         95,430           2,483
Helen of Troy, Ltd. (AE)(N)                            37,600           1,202
Hewitt Associates, Inc. Class A (AE)                   50,500           1,510
Hilton Hotels Corp.                                    72,700           1,618
Hollinger International, Inc. Class A                  11,700             170
Hooker Furniture Corp.                                    201               5
Hot Topic, Inc. (AE)(N)                                98,615           1,911
IKON Office Solutions, Inc.                            17,800             191
Infospace, Inc. (AE)(N)                                 2,300             109
International Speedway Corp. Class A                   47,600           2,614
ITT Educational Services, Inc. (AE)                     5,100             251
Jack in the Box, Inc. (AE)                             44,140           1,526
Jo-Ann Stores, Inc. (AE)                               30,700             842
Journal Communications, Inc. Class A                   11,100             190
Kelly Services, Inc. Class A                            2,550              74
Korn/Ferry International (AE)                          34,000             671
La-Z-Boy, Inc.                                         32,400             452
Labor Ready, Inc. (AE)(N)                             151,900           2,406
Lamar Advertising Co. Class A (AE)                     33,200           1,427
Landry's Restaurants, Inc.                              3,800             107

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Laureate Education, Inc. (AE)(N)                       39,415           1,748
Leapfrog Enterprises, Inc. (AE)(N)                     90,235           1,196
Lee Enterprises, Inc. (N)                              27,000           1,203
Lin TV Corp. Class A (AE)(N)                           59,500           1,107
Lithia Motors, Inc. Class A (N)                        18,860             513
Liz Claiborne, Inc.                                    31,000           1,300
Marvel Enterprises, Inc. (AE)(N)                       50,850             908
McClatchy Co. Class A                                  17,000           1,189
Mohawk Industries, Inc. (AE)                           20,000           1,770
Monster Worldwide, Inc. (AE)                           27,100             848
Movado Group, Inc. (N)                                  6,600             120
MPS Group, Inc. (AE)                                   82,400             930
Navigant Consulting, Inc. (AE)                         21,135             506
Netratings, Inc. (AE)(N)                                4,500              82
O'Reilly Automotive, Inc. (AE)(N)                      13,010             595
Oakley, Inc.                                           84,000           1,078
OfficeMax, Inc.                                        12,500             369
Orient-Express Hotels, Ltd. Class A                    50,800           1,041
Outback Steakhouse, Inc.                               24,000           1,105
Overstock.com, Inc. (AE)                                5,900             308
Pacific Sunwear of California (AE)                     82,000           2,008
Payless Shoesource, Inc. (AE)                          16,800             198
PeopleSupport, Inc. (AE)(N)                            19,715             201
Petco Animal Supplies, Inc. (AE)                       65,990           2,506
Pier 1 Imports, Inc.                                   30,600             542
PLATO Learning, Inc. (AE)(N)                           11,659              85
Polo Ralph Lauren Corp.                               114,200           4,448
Pre-Paid Legal Services, Inc. (N)                      16,270             604
Primedia, Inc. (AE)                                    43,100             167
Pulitzer, Inc. (N)                                     19,800           1,257
Radio One, Inc. Class D (AE)(N)                       196,395           3,083
Regal Entertainment Group Class A (N)                  38,900             774
Resources Connection, Inc. (AE)(N)                     55,200           2,816
RR Donnelley & Sons Co.                                50,977           1,705
Ruby Tuesday, Inc. (N)                                 21,245             541
Russ Berrie & Co., Inc.                                 4,600             108
Russell Corp.                                           7,700             139
Ryan's Restaurant Group, Inc. (AE)                     77,850           1,070
Sabre Holdings Corp. Class A                           66,500           1,403
Scholastic Corp. (AE)                                  17,700             606
SCP Pool Corp.                                        114,000           3,388
ShopKo Stores, Inc. (AE)(N)                            49,920             900
Six Flags, Inc. (AE)(N)                                12,700              54
Skechers U.S.A., Inc. Class A (AE)(N)                   1,200              18
Sonic Automotive, Inc.                                 31,610             738
Sourcecorp (AE)(N)                                      8,000             144
Speedway Motorsports, Inc.                             39,600           1,535
Spherion Corp. (AE)                                    15,600             122

 12  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sports Authority, Inc. (The) (AE)(N)                   57,700           1,464
Stage Stores, Inc. (AE)                                46,860           1,852
Stanley Works (The)                                    33,200           1,579
Steinway Musical Instruments (AE)                       1,800              51
Tech Data Corp. (AE)                                   80,120           3,367
TeleTech Holdings, Inc. (AE)(N)                        18,430             196
Tempur-Pedic International, Inc. (AE)(N)              115,695           2,475
Too, Inc. (AE)                                         39,400           1,070
Toro Co.                                                1,370             114
Toys R US, Inc. (AE)                                  123,900           2,658
Trans World Entertainment (AE)                         10,500             132
Triarc Cos. Class B (N)                                12,800             189
Tweeter Home Entertainment Group, Inc. (AE)           155,100             990
Unifirst Corp. (N)                                      3,600             140
United Stationers, Inc. (AE)                           13,500             586
Urban Outfitters, Inc. (AE)                             6,500             273
USANA Health Sciences, Inc. (AE)(N)                    45,340           1,649
Vail Resorts, Inc. (AE)                                15,600             374
Valassis Communications, Inc. (AE)                     16,600             564
Volt Information Sciences, Inc. (AE)                    1,800              58
Washington Post Class B                                 1,170           1,070
Waste Connections, Inc. (AE)                            5,810             183
Watson Wyatt & Co. Holdings                            14,600             383
WESCO International, Inc. (AE)                         33,935           1,147
West Corp. (AE)(N)                                     49,400           1,649
Wet Seal, Inc. (The) Class A (AE)(N)                   65,000             165
Wolverine World Wide, Inc.                              6,000             189
                                                                 ------------
                                                                      163,429
                                                                 ------------

Consumer Staples - 1.4%
Adolph Coors Co. Class B (N)                           23,100           1,723
Boston Beer Co., Inc. Class A (AE)                        200               5
Coca-Cola Bottling Co. Consolidated                    20,444           1,095
Constellation Brands, Inc. Class A (AE)                47,500           2,466
DIMON, Inc. (N)                                         7,400              49
Flowers Foods, Inc.                                    22,340             682
Lance, Inc.                                            14,700             255
Longs Drug Stores Corp.                                27,340             718
NBTY, Inc. (AE)                                        51,800           1,418
Pathmark Stores, Inc. (AE)                            118,500             562
Pepsi Bottling Group, Inc.                             34,000             930
PepsiAmericas, Inc.                                    35,110             746
Pilgrim's Pride Corp.                                  44,790           1,566
Provide Commerce, Inc. (AE)                             7,800             269
Ruddick Corp.                                           1,300              27
Tootsie Roll Industries, Inc.                           7,660             246
Tyson Foods, Inc. Class A                              19,700             338

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Universal Corp.                                         3,000             142
Weis Markets, Inc.                                      1,200              46
                                                                 ------------
                                                                       13,283
                                                                 ------------

Financial Services - 18.6%
21st Century Insurance Group (N)                        8,400             115
Advent Software, Inc. (AE)                             71,300           1,373
Affiliated Managers Group (AE)(N)                      17,155           1,088
Alexandria Real Estate Equities, Inc. (o)              13,300             885
Alliance Data Systems Corp. (AE)                      179,280           7,784
Allmerica Financial Corp. (AE)                         39,300           1,283
AMB Property Corp. (o)                                 35,800           1,333
American Financial Group, Inc.                         31,900             982
American Home Mortgage Investment Corp. (o)             3,100             104
American Physicians Capital, Inc. (AE)(N)               8,300             297
AmeriCredit Corp. (AE)(N)                              63,380           1,556
AmerUs Group Co. (N)                                    4,940             220
Anworth Mortgage Asset Corp.                           46,200             460
Arbor Realty Trust, Inc. (o)                            6,100             145
Arden Realty, Inc. (o)                                 30,210           1,019
Aspen Insurance Holdings, Ltd.                         46,000           1,187
Associated Banc-Corp                                   54,490           1,800
Assurant, Inc.                                         55,300           1,799
AvalonBay Communities, Inc. (o)                        28,900           1,934
Bank of Hawaii Corp.                                   28,930           1,386
BankAtlantic Bancorp, Inc. Class A                     11,700             225
Banknorth Group, Inc.                                  25,200             904
Bear Stearns Cos., Inc. (The)                          10,700           1,081
BISYS Group, Inc. (The) (AE)                          176,300           2,710
BOK Financial Corp. (AE)(N)                             5,420             228
Capital Automotive REIT (o)                            14,000             457
CapitalSource, Inc. (AE)(N)                           116,500           2,751
Capstead Mortgage Corp. (o)(N)                          8,410              81
CarrAmerica Realty Corp. (o)                           17,100             519
Cash America International, Inc.                        8,370             239
Cathay General Bancorp                                  7,200             262
CB Richard Ellis Group, Inc. Class A (AE)              72,000           2,519
CBL & Associates Properties, Inc. (o)                  23,900           1,644
Certegy, Inc.                                          24,200             847
CharterMac                                             41,800             981
Checkfree Corp. (AE)                                   21,600             842
Chemical Financial Corp.                                3,990             148
Chittenden Corp.                                       14,600             396

                                                              Equity II Fund  13

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CIT Group, Inc.                                        21,600             872
City National Corp.                                    17,440           1,217
CNA Surety Corp. (AE)                                  80,000           1,048
Colonial BancGroup, Inc. (The)                        143,100           2,888
Colonial Properties Trust (o)                          14,400             523
Columbia Banking System, Inc.                           1,634              38
Commerce Group, Inc.                                    2,800             183
Commercial Capital Bancorp, Inc.                        3,510              70
Commercial Federal Corp.                               34,600             972
Commercial Net Lease Realty (o)(N)                     40,970             768
Community Bank System, Inc.                            45,000           1,073
Conseco, Inc. (AE)                                      9,200             175
Correctional Properties Trust (o)                       4,600             120
Corus Bankshares, Inc.                                  6,600             331
Cousins Properties, Inc. (o)                           15,110             458
Credit Acceptance Corp. (AE)                           29,800             729
CRT Properties, Inc. (o)                               29,350             674
Deluxe Corp.                                              700              27
Direct General Corp.                                   33,115             621
Doral Financial Corp.                                   1,950              84
Dow Jones & Co., Inc.                                  21,900             835
Downey Financial Corp. (N)                             20,100           1,282
East-West Bancorp, Inc.                                 2,100              82
Eastgroup Properties (o)                                9,500             344
eFunds Corp. (AE)                                      19,100             426
Entertainment Properties Trust (o)                      9,100             383
Equity Inns, Inc. (o)                                  26,500             289
Equity Lifestyle Properties, Inc. (o)                   6,000             206
Equity One, Inc. (o)(N)                                15,400             314
Euronet Worldwide, Inc. (AE)                          129,790           3,121
Fair Isaac Corp.                                       22,800             788
FelCor Lodging Trust, Inc. (AE)(o)                     30,400             424
Fidelity Bankshares, Inc.                               6,300             169
Fidelity National Financial, Inc.                      20,500             898
First American Corp.                                  105,200           3,890
First Marblehead Corp. (The) (AE)                      22,000           1,415
First Niagara Financial Group, Inc.                    49,014             669
First Republic Bank                                     1,800              91
FirstFed Financial Corp. (AE)                           1,700              90
Flushing Financial Corp.                                7,950             144
Gabelli Asset Management, Inc. Class A (N)              1,780              85
GATX Corp.                                             60,400           1,799
Getty Realty Corp. (o)(N)                              12,800             342
Glacier Bancorp, Inc.                                   7,200             229
Global Payments, Inc. (N)                              66,830           3,829
Hancock Holding Co.                                     4,400             142
HCC Insurance Holdings, Inc.                           27,000             888
Health Care REIT, Inc. (o)(N)                          32,500           1,089

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Healthcare Realty Trust, Inc. (o)                      10,700             390
HealthExtras, Inc. (AE)(N)                             94,900           1,464
Heritage Property Investment Trust (o)                 21,600             636
Hibernia Corp. Class A                                 30,800             811
Home Properties, Inc. (o)                              26,500           1,071
Hospitality Properties Trust (o)                       10,530             449
HRPT Properties Trust (o)(N)                          204,220           2,432
Infinity Property & Casualty Corp.                     52,100           1,706
Innkeepers USA Trust (o)                               39,000             527
Investment Technology Group, Inc. (AE)                 56,700           1,129
Investors Financial Services Corp. (N)                 70,000           3,529
iPayment, Inc. (AE)                                    47,754           2,243
IPC Holdings, Ltd.                                     28,900           1,220
iStar Financial, Inc. (o)                              24,700           1,034
Jack Henry & Associates, Inc.                          73,600           1,530
Janus Capital Group, Inc.                             105,400           1,563
Jefferies Group, Inc.                                  33,600           1,310
John H Harland Co.                                      6,300             229
Jones Lang LaSalle, Inc. (AE)                          15,000             536
Knight Trading Group, Inc. Class A (AE)               100,968           1,001
Kronos, Inc. (AE)                                      30,840           1,658
La Quinta Corp. (AE)(o)                               202,600           1,761
LandAmerica Financial Group, Inc. (N)                  52,671           2,709
Legg Mason, Inc.                                       16,450           1,270
Luminent Mortgage Capital, Inc. (o)                    25,400             283
Macerich Co. (The) (o)                                 21,200           1,213
Mack-Cali Realty Corp. (o)                             37,800           1,587
Maguire Properties, Inc. (o)                           25,800             610
Markel Corp. (AE)                                       7,500           2,558
Meristar Hospitality Corp. (AE)(o)(N)                  80,500             621
Mid-America Apartment Communities, Inc. (o)             9,500             359
MoneyGram International, Inc.                          10,000             194
Montpelier Re Holdings, Ltd. (N)                       33,500           1,255
National Penn Bancshares, Inc. (N)                      4,987             129
Nationwide Financial Services                          12,000             443
Nationwide Health Properties, Inc. (o)                109,000           2,364
NDCHealth Corp.                                        29,300             456
New Century Financial Corp. (o)                        22,460           1,345
North Fork BanCorp., Inc.                              32,850             943
Nuveen Investments, Inc. Class A (N)                   10,940             406
OceanFirst Financial Corp. (N)                          6,300             151
Odyssey Re Holdings Corp. (N)                          12,500             309
Ohio Casualty Corp. (AE)                                6,195             142
Omega Healthcare Investors, Inc. (o)                   12,400             139
Pacific Capital Bancorp                                 9,800             301
Pan Pacific Retail Properties, Inc. (o)                 3,000             174
Parkway Properties, Inc. (o)                            6,400             298

 14  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
People's Bank (N)                                      62,500           2,314
PFF Bancorp, Inc.                                       8,830             379
Philadelphia Consolidated Holding Co. (AE)             17,785           1,193
Portfolio Recovery Associates, Inc. (AE)(N)            44,300           1,834
Primus Guaranty, Ltd. (AE)                             55,000             825
ProAssurance Corp. (AE)                                10,800             413
Protective Life Corp.                                  38,200           1,572
Provident Bankshares Corp.                             11,498             380
PS Business Parks, Inc. (o)                            10,400             439
Radian Group, Inc.                                     41,000           1,966
RAIT Investment Trust (o)(N)                           15,500             402
Raymond James Financial, Inc.                          20,900             651
Redwood Trust, Inc. (o)                                26,800           1,519
Regency Centers Corp. (o)                              10,660             527
RenaissanceRe Holdings, Ltd.                           28,375           1,425
Republic Bancorp, Inc. Class A (N)                     49,531           1,350
RLI Corp.                                               6,800             296
Ryder System, Inc.                                     45,720           2,083
Safety Insurance Group, Inc.                            4,200             140
Senior Housing Properties Trust (o)                    51,380             850
Silicon Valley Bancshares (AE)                         32,960           1,438
Sky Financial Group, Inc.                              10,000             266
SL Green Realty Corp. (o)                              14,900             793
Sotheby's Holdings Class A (AE)                        51,755             929
Southwest Bancorp, Inc.                                37,000             814
Sovereign Bancorp, Inc.                                41,000             932
Sovran Self Storage, Inc. (o)(N)                       27,900           1,110
State Auto Financial Corp.                              6,700             177
Sterling Bancorp (N)                                    3,871             105
Sterling Bancshares, Inc.                              20,100             295
Sterling Financial Corp. (AE)                          30,110           1,129
Stewart Information Services Corp.                     25,500           1,028
Summit Properties, Inc. (o)(N)                         15,800             481
TCF Financial Corp.                                    10,500             295
Trizec Properties, Inc. (o)                            66,070           1,170
Trustmark Corp. (N)                                     4,400             122
UCBH Holdings, Inc.                                    26,200           1,155
UICI                                                   63,900           1,976
UMB Financial Corp.                                     4,352             239
United Fire & Casualty Co. (N)                          7,800             265
Universal Health Realty Income Trust (o)(N)             6,500             196
W Holding Co., Inc.                                    61,047             796
Washington Federal, Inc.                               12,009             313
Webster Financial Corp.                                24,500           1,099
WellChoice, Inc. (AE)                                  35,200           1,874
Whitney Holding Corp.                                   7,900             360

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
World Acceptance Corp. (AE)(N)                            330              10
WR Berkley Corp.                                       13,690             653
Zenith National Insurance Corp. (N)                    12,490             590
Zions Bancorp.                                         13,700             929
                                                                 ------------
                                                                      171,303
                                                                 ------------

Health Care - 11.3%
Abaxis, Inc. (AE)(N)                                   63,600             862
Abgenix, Inc. (AE)(N)                                  43,600             383
Able Laboratories, Inc. (AE)(N)                        66,000           1,474
Accelrys, Inc. (AE)                                    78,300             444
Advanced Medical Optics, Inc. (AE)(N)                  13,530             578
Advanced Neuromodulation Systems, Inc. (AE)(N)         12,935             511
Alliance Imaging, Inc. (AE)(N)                        108,600           1,451
AmediSystem, Inc. (AE)(N)                              92,100           2,772
American Medical Systems Holdings, Inc. (AE)           25,578           1,005
AMERIGROUP Corp. (AE)                                   6,400             263
Animas Corp. (AE)(N)                                   33,440             607
Applera Corp. - Celera Genomics Group (AE)            149,200           1,980
Arthrocare Corp. (AE)(N)                               52,140           1,551
Barr Pharmaceuticals, Inc. (AE)                        21,200           1,008
Bausch & Lomb, Inc.                                    21,100           1,538
Bio-Rad Laboratories, Inc. Class A (AE)                20,100           1,182
Bone Care International, Inc. (AE)                     30,500             863
Cardiac Science, Inc. (AE)(N)                          81,000             139
Cell GeneSystem, Inc. (AE)(N)                          46,300             324
Centene Corp. (AE)                                      7,100             238
Cephalon, Inc. (AE)(N)                                 67,400           3,316
Charles River Laboratories International, Inc.
   (AE)                                                36,480           1,728
Community Health Systems, Inc. (AE)                    60,700           1,759
Connetics Corp. (AE)(N)                                 8,100             198
Covance, Inc. (AE)                                     38,410           1,632
CTI Molecular Imaging, Inc. (AE)(N)                    71,700           1,056
Cubist Pharmaceuticals, Inc. (AE)                       9,200             105
Cytyc Corp. (AE)                                       30,870             773
Dade Behring Holdings, Inc. (AE)                       44,670           2,553
Datascope Corp.                                         5,100             202
DaVita, Inc. (AE)                                     130,491           5,475
Digene Corp. (AE)(N)                                   27,620             707
DJ Orthopedics, Inc. (AE)                              16,100             389
Edwards Lifesciences Corp. (AE)                        37,500           1,526
Endo Pharmaceuticals Holdings, Inc. (AE)                9,000             189
Enzon Pharmaceuticals, Inc. (AE)                        6,400              83

                                                              Equity II Fund  15

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Eyetech Pharmaceuticals, Inc. (AE)                      6,000             219
First Horizon Pharmaceutical Corp. (AE)(N)              7,200             129
Flamel Technologies - ADR (AE)(N)                      44,785             787
Foxhollow Technologies, Inc. (AE)                       8,000             226
Gen-Probe, Inc. (AE)                                   31,640           1,544
Genencor International, Inc. (AE)                      39,200             747
Genesis HealthCare Corp. (AE)                          47,300           1,640
Guilford Pharmaceuticals, Inc. (AE)(N)                 15,500              75
Health Net, Inc. (AE)                                  62,900           1,830
Henry Schein, Inc. (AE)                                16,765           1,141
Hologic, Inc. (AE)                                     41,800           1,492
Human Genome Sciences, Inc. (AE)(N)                   144,300           1,724
Humana, Inc. (AE)                                      89,580           3,070
Icon PLC - ADR (AE)(N)                                 20,360             709
ICOS Corp. (AE)(N)                                     34,300             859
ImClone Systems, Inc. (AE)                             12,900             541
Immucor, Inc. (AE)                                     12,745             390
Incyte Corp. (AE)(N)                                   38,800             348
Intralase Corp. (AE)(N)                                95,975           2,207
Intuitive Surgical, Inc. (AE)                          15,600             622
Invitrogen Corp. (AE)                                  10,800             742
Kindred Healthcare, Inc. (AE)(N)                       28,970             794
Kinetic Concepts, Inc. (AE)                            13,400             871
Kos Pharmaceuticals, Inc. (AE)(N)                      30,306           1,001
LifePoint Hospitals, Inc. (AE)                         21,855             826
Ligand Pharmaceuticals, Inc. Class B (AE)(N)           65,600             683
Lincare Holdings, Inc. (AE)                            44,600           1,851
Magellan Health Services, Inc. (AE)                    64,900           2,410
Manor Care, Inc.                                       25,600             885
Matria Healthcare, Inc. (AE)(N)                        39,400           1,807
Maxygen, Inc. (AE)(N)                                   8,300              91
Medarex, Inc. (AE)(N)                                  52,800             502
Medicis Pharmaceutical Corp. Class A                    7,100             256
Mentor Corp.                                            2,700              85
Molecular Devices Corp. (AE)                           55,184           1,047
Myriad Genetics, Inc. (AE)                             16,900             418
Nabi Biopharmaceuticals (AE)                           91,061           1,176
Neurocrine Biosciences, Inc. (AE)                      18,575             850
OccuLogix, Inc. (AE)(N)                                29,400             231
Odyssey HealthCare, Inc. (AE)                          86,300           1,004
Option Care, Inc.                                       7,400             128
Parexel International Corp. (AE)                       25,500             605
Pediatrix Medical Group, Inc. (AE)                     30,000           2,004
Perrigo Co.                                             7,200             124
Pharmaceutical Product Development, Inc. (AE)(N)       35,000           1,451
Pharmacopeia Drug Discovery, Inc. (AE)                 51,000             275

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Praecis Pharmaceuticals, Inc. (AE)(N)                  20,000              31
Protein Design Labs, Inc. (AE)                         47,100             950
Renal Care Group, Inc. (AE)                             3,570             136
Res-Care, Inc. (AE)                                     8,500             135
Respironics, Inc. (AE)                                 36,570           2,117
Seattle Genetics, Inc. (AE)                            10,000              59
SFBC International, Inc. (AE)(N)                       11,400             447
Sierra Health Services (AE)                             9,300             511
SonoSite, Inc. (AE)(N)                                 16,315             518
Stericycle, Inc. (AE)                                  40,600           2,088
Sybron Dental Specialties, Inc. (AE)                   37,099           1,401
Symbion, Inc. (AE)(N)                                  58,360           1,171
TLC Vision Corp. (AE)(N)                               75,725             705
United Surgical Partners International, Inc.
   (AE)(N)                                             30,900           1,217
United Therapeutics Corp. (AE)(N)                       7,100             303
Vaxgen, Inc. (AE)                                      40,775             630
VCA Antech, Inc. (AE)                                  78,700           1,460
Ventana Medical Systems (AE)(N)                        40,700           2,738
Vertex Pharmaceuticals, Inc. (AE)                      10,000             102
Vicuron Pharmaceuticals, Inc. (AE)                     68,320           1,035
WebMD Corp. (AE)                                      173,100           1,307
West Pharmaceutical Services, Inc.                      6,800             178
Wright Medical Group, Inc. (AE)                        35,000             961
Zymogenetics, Inc. (AE)(N)                             36,700             758
                                                                 ------------
                                                                      104,239
                                                                 ------------

Materials and Processing - 8.0%
Aceto Corp.                                            53,100             499
Affymetrix, Inc. (AE)(N)                               47,700           1,963
Airgas, Inc.                                           35,870             844
AK Steel Holding Corp. (AE)                            27,700             402
Albany International Corp. Class A                     15,600             533
Albemarle Corp.                                        37,400           1,313
AM Castle & Co. (AE)                                   29,500             398
Aptargroup, Inc.                                        5,000             242
Arch Chemicals, Inc.                                    2,850              78
Arena Pharmaceuticals, Inc. (AE)                        9,100              55
Armor Holdings, Inc. (AE)                              43,800           1,926
Ashland, Inc.                                          36,500           2,240
Ball Corp.                                             19,900             850
Bluegreen Corp. (AE)                                   21,700             463
Brady Corp. Class A                                     2,200              62
Cabot Corp.                                            46,100           1,614
Calgon Carbon Corp.                                    72,000             662
Carpenter Technology                                    8,500             521
Clarcor, Inc.                                          24,435           1,331
Cleveland-Cliffs, Inc.                                  9,400             616

 16  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Comfort Systems USA, Inc. (AE)                         16,710             114
Commercial Metals Co.                                  31,000             896
Compass Minerals International, Inc.                   61,600           1,353
Constar International, Inc. (AE)                       42,400             301
Corn Products International, Inc.                       4,520             133
Crown Holdings, Inc. (AE)                              86,200           1,163
CuraGen Corp. (AE)                                     15,200              91
Cytec Industries, Inc.                                 56,400           2,876
DHB Industries, Inc. (AE)                              49,100             746
Energy Conversion Devices, Inc. (AE)                   25,000             431
Engelhard Corp.                                        24,900             748
Ennis, Inc.                                             6,800             116
Exide Technologies (AE)                                43,200             553
FMC Corp. (AE)                                          4,300             203
Georgia Gulf Corp.                                     47,330           2,420
Glamis Gold, Ltd. (AE)                                 16,200             255
Greif, Inc. Class A                                     3,500             203
Griffon Corp. (AE)                                     16,630             448
Harsco Corp.                                           27,800           1,518
Hecla Mining Co. (AE)(N)                               19,000             105
Hercules, Inc. (AE)                                    68,200             990
Hexcel Corp. (AE)                                      30,200             445
Hughes Supply, Inc.                                    82,186           2,497
ID Biomedical Corp. (AE)(N)                            31,620             509
Insituform Technologies, Inc. Class A (AE)(N)          81,100           1,274
Interface, Inc. Class A (AE)                           15,600             147
Jacuzzi Brands, Inc. (AE)                             113,000           1,141
Lafarge North America, Inc.                            55,400           3,005
Louisiana-Pacific Corp.                                35,220             902
LSI Industries, Inc.                                   25,158             287
Lubrizol Corp.                                         16,200             584
Martin Marietta Materials, Inc.                        42,600           2,301
Metal Management, Inc. (N)                             46,500           1,253
Methanex Corp.                                         86,700           1,398
Mosaic Co. (The) (AE)                                  25,100             414
Myers Industries, Inc.                                  8,167             106
NewMarket Corp. (AE)                                    7,900             157
NS Group, Inc. (AE)                                    23,100             697
Octel Corp.                                             7,200             147
Oregon Steel Mills, Inc. (AE)                          30,800             736
Pactiv Corp. (AE)                                      49,300           1,095
Perini Corp. (AE)                                      73,045           1,262
PolyOne Corp. (AE)                                     56,900             492
Pope & Talbot, Inc.                                    18,800             284
Precision Castparts Corp.                              14,500           1,019
Quanex Corp.                                           12,030             634
Quanta Services, Inc. (AE)(N)                         305,900           2,288
Ryerson Tull, Inc. (N)                                 72,400             961

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sealed Air Corp. (AE)                                  22,200           1,139
Silgan Holdings, Inc.                                  29,900           1,787
Simpson Manufacturing Co., Inc.                        45,000           1,616
Steel Technologies, Inc. (N)                           10,300             302
Stillwater Mining Co. (AE)                            104,300           1,104
Terra Industries, Inc. (AE)(N)                        104,100             838
Texas Industries, Inc.                                 59,300           3,768
Trammell Crow Co. (AE)                                  8,000             136
UAP Holding Corp. (AE)                                 56,000             840
Unifi, Inc. (AE)                                       47,800             158
URS Corp. (AE)                                         25,900             731
USEC, Inc.                                             28,640             336
USG Corp. (AE)(N)                                      38,340           1,231
Valmont Industries, Inc.                                2,200              53
Washington Group International, Inc. (AE)               9,280             365
Watsco, Inc.                                            5,310             184
Worthington Industries                                 53,100           1,087
                                                                 ------------
                                                                       73,985
                                                                 ------------

Miscellaneous - 0.7%
Brunswick Corp.                                        32,800           1,513
Carlisle Cos., Inc.                                     5,200             328
Johnson Controls, Inc.                                 15,000             887
Trinity Industries, Inc. (N)                           54,200           1,639
Walter Industries, Inc.                                10,500             368
Wesco Financial Corp.                                   3,800           1,444
                                                                 ------------
                                                                        6,179
                                                                 ------------

Other Energy - 7.4%
Alliance Resource Partners, LP                         17,600           1,234
Atwood Oceanics, Inc. (AE)                             36,600           2,233
Berry Petroleum Co. Class A (N)                        44,800           2,425
Cal Dive International, Inc. (AE)                     109,500           4,785
CARBO Ceramics, Inc.                                    1,150              82
Cimarex Energy Co. (AE)(N)                             30,700           1,113
Consol Energy, Inc.                                    19,400             818
Cooper Cameron Corp. (AE)                              20,000           1,128
Denbury Resources, Inc. (AE)                           81,500           2,380
Diamond Offshore Drilling                              39,400           1,725
Dril-Quip, Inc. (AE)                                    5,400             155
Dynegy, Inc. Class A (AE)                             103,200             459
Enbridge Energy Partners, LP (N)                       22,400           1,228
ENSCO International, Inc.                              56,300           1,927
Global Industries, Ltd. (AE)                           87,400             705
Goodrich Petroleum Corp. (AE)                          66,700           1,147
Grant Prideco, Inc. (AE)                               77,400           1,517
Harvest Natural Resources, Inc. (AE)                   41,700             541

                                                              Equity II Fund  17

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Houston Exploration Co. (AE)                           85,640           4,643
Hydril (AE)                                            13,600             680
Input/Output, Inc. (AE)                                44,300             279
Nabors Industries, Ltd. (AE)                           18,400             927
National-Oilwell, Inc. (AE)(N)                         71,100           2,622
Noble Energy, Inc. (N)                                  4,000             237
NRG Energy, Inc. (AE)                                  94,300           3,301
Oil States International, Inc. (AE)                    30,200             575
Parker Drilling Co. (AE)                               16,200              70
Patina Oil & Gas Corp. (N)                             49,800           1,827
Patterson-UTI Energy, Inc.                            108,200           2,105
Plains Exploration & Production Co. (AE)               15,980             460
Pogo Producing Co.                                      4,400             187
Quicksilver Resources, Inc. (AE)(N)                    23,600           1,049
Range Resources Corp.                                  29,275             650
Remington Oil & Gas Corp. (AE)                          7,000             205
Rowan Cos., Inc.                                       40,000           1,126
Smith International, Inc. (AE)                         17,700           1,048
Stone Energy Corp. (AE)                                 8,200             351
Superior Energy Services (AE)(N)                       84,400           1,344
Swift Energy Co. (AE)                                  54,333           1,645
Talisman Energy, Inc. (N)                              31,000             924
TEPPCO Partners, LP (N)                                31,500           1,253
Todco Class A (AE)                                    142,100           2,916
Ultra Petroleum Corp. (AE)                             19,100             984
Unit Corp. (AE)                                        40,570           1,482
Universal Compression Holdings, Inc. (AE)             124,440           4,843
Veritas DGC, Inc. (AE)                                 62,470           1,561
Vintage Petroleum, Inc.                                26,800             649
Whiting Petroleum Corp. (AE)                           39,700           1,386
XTO Energy, Inc.                                       36,998           1,329
                                                                 ------------
                                                                       68,260
                                                                 ------------

Producer Durables - 6.3%
Alliant Techsystems, Inc. (AE)                         10,600             706
American Tower Corp. Class A (AE)(N)                   50,100             908
Ametek, Inc.                                           16,000             611
Applied Films Corp. (AE)                               30,547             653
ARGON ST, Inc. (AE)                                    11,400             372
Arris Group, Inc. (AE)(N)                             238,400           1,476
Artesyn Technologies, Inc. (AE)                        14,900             152
BE Aerospace, Inc. (AE)                                75,000             809
Beazer Homes USA, Inc.                                  3,200             475
Belden CDT, Inc.                                       90,500           1,838
Blount International, Inc. (AE)                        34,300             616
Briggs & Stratton Corp.                                31,220           1,211
Cascade Corp.                                          32,800           1,200

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Champion Enterprises, Inc. (AE)(N)                     76,715             828
CNH Global NV                                          47,880             888
Cognex Corp.                                           30,100             786
Credence Systems Corp. (AE)(N)                         83,845             671
Curtiss-Wright Corp.                                   10,100             517
Cymer, Inc. (AE)(N)                                    47,100           1,249
Dominion Homes, Inc. (AE)                               3,900              86
DR Horton, Inc.                                        27,975           1,113
Faro Technologies, Inc. (AE)                           44,000           1,269
Gardner Denver, Inc. (AE)                              14,600             553
Genlyte Group, Inc. (AE)                                7,500             600
Goodrich Corp.                                         72,800           2,497
Graco, Inc.                                            27,935             996
IDEX Corp.                                             41,225           1,589
Imagistics International, Inc. (AE)                     2,220              76
Kennametal, Inc.                                       10,900             533
Kimball International, Inc. Class B                     6,430              93
Lennar Corp. Class A                                   25,000           1,412
Manitowoc Co.                                          27,700           1,008
MDC Holdings, Inc.                                     29,315           2,134
Measurement Specialties, Inc. (AE)(N)                  34,457             885
Meritage Homes Corp. (AE)(N)                           12,500             808
Mettler Toledo International, Inc. (AE)                26,400           1,324
Milacron, Inc. (AE)(N)                                169,458             537
Nanometrics, Inc. (AE)(N)                              16,500             209
NVR, Inc. (AE)                                          1,100             870
Orbital Sciences Corp. (AE)                            40,800             415
Pall Corp.                                             51,200           1,379
Paxar Corp. (AE)                                       20,900             498
Photon Dynamics, Inc. (AE)(N)                          45,100             974
Power-One, Inc. (AE)                                   12,600              94
Powerwave Technologies, Inc. (AE)(N)                   45,100             355
RAE Systems, Inc. (AE)(N)                             141,600             960
Rofin-Sinar Technologies, Inc. (AE)                    44,400           1,780
Sonus Networks, Inc. (AE)                             155,400             953
Spatialight, Inc. (AE)(N)                             156,094             734
Standard-Pacific Corp.                                 54,730           3,641
Steelcase, Inc. Class A (N)                            27,600             376
Symmetricom, Inc. (AE)                                 33,045             322
Taser International, Inc. (AE)                         10,800             194
Technical Olympic USA, Inc. (N)                        13,600             369
Tecumseh Products Co. Class A                          21,530             875
Tektronix, Inc.                                         4,700             135
Teledyne Technologies, Inc. (AE)                       25,400             764
Tennant Co.                                             9,400             364
Thomas & Betts Corp. (AE)                              38,200           1,116
Toll Brothers, Inc. (AE)(N)                            21,000           1,639
Ultratech, Inc. (AE)(N)                                26,585             394

 18  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Defense Industries, Inc.                        21,400           1,026
United Industrial Corp. (N)                             2,300              78
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                40,900           1,402
Watts Water Technologies, Inc. Class A                 30,100             965
Xyratex, Ltd. (AE)(N)                                  86,500           1,617
                                                                 ------------
                                                                       57,977
                                                                 ------------

Technology - 15.8%
@Road, Inc. (AE)                                       85,500             499
Acxiom Corp.                                           54,320           1,254
ADC Telecommunications, Inc. (AE)(N)                  392,500           1,009
Aeroflex, Inc. (AE)                                   122,100           1,175
Agile Software Corp. (AE)(N)                          287,800           2,104
Aladdin Knowledge Systems (AE)(N)                      20,600             521
Alliance Semiconductor Corp. (AE)                      66,500             199
Anixter International, Inc.                            38,650           1,292
Anteon International Corp. (AE)                        27,800             954
Applied Micro Circuits Corp. (AE)                     135,200             447
Ariba, Inc. (AE)(N)                                   155,400           2,157
Ascential Software Corp. (AE)                         110,575           1,582
AsiaInfo Holdings, Inc. (AE)                           24,100             122
ATI Technologies, Inc. (AE)                           182,600           3,164
Atmel Corp. (AE)                                      296,200             906
Audible, Inc. (AE)(N)                                  23,700             660
Avaya, Inc. (AE)                                      149,200           2,141
Avnet, Inc. (AE)                                       68,400           1,226
Avocent Corp. (AE)                                     22,100             807
AVX Corp. (N)                                         107,500           1,247
BearingPoint, Inc. (AE)                               153,900           1,214
BEI Technologies, Inc.                                 19,835             559
Business Objects SA - ADR (AE)(N)                      23,300             573
Cadence Design Systems, Inc. (AE)                      51,900             692
CallWave, Inc. (AE)(N)                                 47,200             509
Ceridian Corp. (AE)                                    61,800           1,094
Citrix Systems, Inc. (AE)                              11,300             242
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 6,900             261
Cognos, Inc. (AE)                                      60,900           2,519
Coherent, Inc. (AE)                                     3,390             102
CommScope, Inc. (AE)(N)                                60,420             908
Comverse Technology, Inc. (AE)                        110,200           2,463
Cree, Inc. (AE)(N)                                     43,800           1,052
Digital River, Inc. (AE)(N)                            68,800           2,691
Digitas, Inc. (AE)                                     84,370             881
Dot Hill Systems Corp. (AE)(N)                        107,425             677
DRS Technologies, Inc. (AE)(N)                         35,000           1,421
E.piphany, Inc. (AE)                                  104,800             450
EDO Corp. (N)                                          47,800           1,527

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Emulex Corp. (AE)                                      32,200             527
Enterasys Networks, Inc. (AE)                         124,900             176
Equinix, Inc. (AE)(N)                                 114,500           4,802
Fairchild Semiconductor International, Inc. (AE)      132,465           1,890
Filenet Corp. (AE)                                     34,500             771
Finisar Corp. (AE)(N)                                 202,399             354
Flir Systems, Inc. (AE)                                17,400           1,061
Formfactor, Inc. (AE)(N)                               76,400           1,740
Foundry Networks, Inc. (AE)                            10,400             107
Gateway, Inc. (AE)(N)                                 235,300           1,113
GTSI Corp. (AE)                                        96,791             943
Harmonic, Inc. (AE)                                    95,225           1,086
Harris Corp.                                           27,400           1,775
ID Systems, Inc. (AE)(N)                               97,000           1,395
Imergent, Inc. (AE)(N)                                 69,500           1,466
InFocus Corp. (AE)                                     98,400             723
Informatica Corp. (AE)                                138,500           1,072
Ingram Micro, Inc. Class A (AE)                       103,500           1,913
Innovative Solutions & Support, Inc. (AE)(N)            2,800              80
Integrated Device Technology, Inc. (AE)               115,800           1,359
Integrated Silicon Solutions, Inc. (AE)(N)            106,942             697
Intermagnetics General Corp. (AE)(N)                   36,760             930
Internet Security Systems (AE)                         57,200           1,278
Intersil Corp. Class A                                117,300           1,740
Interwoven, Inc. (AE)                                  17,400             158
Iomega Corp. (N)                                       21,600             113
Jupitermedia Corp. (AE)                                59,400           1,094
Keynote Systems, Inc. (AE)                             56,200             701
Komag, Inc. (AE)(N)                                    43,360             842
Kongzhong Corp. - ADR (AE)(N)                          58,100             475
LeCroy Corp. (AE)                                       5,400             126
LSI Logic Corp. (AE)(N)                                19,400             119
M-Systems Flash Disk Pioneers (AE)(N)                  15,700             316
Macromedia, Inc. (AE)                                  46,200           1,582
Manhattan Associates, Inc. (AE)                        58,765           1,290
Matrixone, Inc. (AE)                                  349,900           1,896
Maxtor Corp. (AE)                                     566,100           2,678
McAfee, Inc. (AE)                                      69,500           1,797
McData Corp. Class A (AE)(N)                          219,900             924
MEMC Electronic Materials, Inc. (AE)                  110,400           1,358
Mentor Graphics Corp. (AE)(N)                         109,315           1,523
Mercury Computer Systems, Inc. (AE)                    74,600           2,310
Mercury Interactive Corp. (AE)                         23,200           1,015
Methode Electronics, Inc.                              14,200             178
Microsemi Corp. (AE)                                   60,500             933

                                                              Equity II Fund  19

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MicroStrategy, Inc. Class A (AE)                       14,665           1,066
Microtune, Inc. (AE)(N)                               159,977             739
Moldflow Corp. (AE)                                    26,200             443
MRV Communications, Inc. (AE)(N)                      210,420             762
National Instruments Corp. (N)                         12,750             349
NAVTEQ Corp. (AE)                                       3,100             119
NetIQ Corp. (AE)                                       30,500             359
Netlogic Microsystems, Inc. (AE)(N)                   132,300           1,705
Niku Corp. (AE)(N)                                     48,951             964
Novatel Wireless, Inc. (AE)                            51,370             614
Open Solutions, Inc. (AE)                              29,855             651
Oplink Communications, Inc. (AE)                       48,800              74
OSI Systems, Inc. (AE)(N)                              30,070             491
Parametric Technology Corp. (AE)                      203,300           1,159
Pec Solutions, Inc. (AE)                               21,700             266
PerkinElmer, Inc.                                     172,900           3,975
Phoenix Technologies, Ltd. (AE)                        59,600             482
Pinnacle Systems, Inc. (AE)                            10,000              43
PMC - Sierra, Inc. (AE)                                56,100             577
Quantum Corp. (AE)                                    417,800           1,241
Quest Software, Inc. (AE)                              61,900             879
Radisys Corp. (AE)(N)                                  39,345             687
RADWARE, Ltd. (AE)                                     77,885           1,900
Redback Networks, Inc. (AE)                            44,800             306
Sapient Corp. (AE)(N)                                 120,000             946
Seachange International, Inc. (AE)(N)                  78,370           1,287
Semtech Corp. (AE)(N)                                  65,500           1,204
Serena Software, Inc. (AE)(N)                          89,480           1,924
Siebel Systems, Inc. (AE)                              94,900             827
Sigmatel, Inc. (AE)                                    61,500           2,424
Silicon Image, Inc. (AE)                               66,700             794
SimpleTech, Inc. (AE)                                  27,200             108
Spectrasite, Inc. (AE)                                 35,500           2,080
Storage Technology Corp. (AE)                          18,390             579
Stratasys, Inc. (AE)(N)                                30,000           1,024
Superior Essex, Inc. (AE)                              37,895             644
Sybase, Inc. (AE)                                       6,800             132
Sycamore Networks, Inc. (AE)                           32,900             114
SYKES Enterprises, Inc. (AE)(N)                        13,000              93
Symbol Technologies, Inc.                              98,500           1,803
SYNNEX Corp. (AE)(N)                                    4,700             106
Talx Corp.                                             11,900             418
Tekelec (AE)                                           49,000             894
Tellabs, Inc. (AE)                                     62,840             447
Tessera Technologies, Inc. (AE)                        31,900           1,241
TIBCO Software, Inc. (AE)                              94,200           1,035
Unisys Corp. (AE)                                      94,500             742
Utstarcom, Inc. (AE)                                   37,300             613
Verity, Inc. (AE)                                      32,200             389

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vignette Corp. (AE)                                    55,000              72
Virage Logic Corp. (AE)                                22,365             333
WatchGuard Technologies (AE)                           12,800              52
Wavecom SA - ADR (AE)                                  58,500             388
Websense, Inc. (AE)                                    77,440           4,159
Western Digital Corp. (AE)                            214,400           2,309
Wind River Systems, Inc. (AE)                          48,475             608
Witness Systems, Inc. (AE)                             50,250             895
Zebra Technologies Corp. Class A (AE)                   8,100             413
Zhone Technologies, Inc. (AE)(N)                       49,600             103
Zoran Corp. (AE)                                       26,300             268
                                                                 ------------
                                                                      145,046
                                                                 ------------

Utilities - 2.4%
Allete, Inc.                                           33,300           1,378
Alliant Energy Corp.                                    7,900             217
Aquila, Inc. (AE)                                      47,400             175
Avista Corp.                                           19,010             336
Centerpoint Energy, Inc.                               53,000             596
Cincinnati Bell, Inc. (AE)                             74,300             316
CMS Energy Corp. (AE)                                  70,500             742
Energen Corp.                                          34,500           2,023
Energy East Corp.                                       5,100             134
Hawaiian Electric Industries                              100               3
Laclede Group, Inc. (The)                               5,400             164
MDU Resources Group, Inc.                              38,400           1,027
National Fuel Gas Co.                                  79,600           2,245
Nextel Partners, Inc. Class A (AE)                     33,000             656
NII Holdings, Inc. (AE)(N)                             16,300             877
Northeast Utilities                                    75,700           1,416
OGE Energy Corp.                                       39,000           1,020
Oneok, Inc.                                            17,100             474
Pepco Holdings, Inc.                                   10,000             218
Piedmont Natural Gas Co. (N)                           14,700             341
Pinnacle West Capital Corp.                            17,100             713
Premiere Global Services, Inc. (AE)(N)                127,720           1,255
Rogers Communications, Inc. Class B                    12,075             323
Sierra Pacific Resources (AE)(N)                       45,010             443
South Jersey Industries, Inc.                           3,200             171
Southwest Gas Corp.                                     5,540             140
Telus Corp.                                            23,000             644
UGI Corp.                                              36,000           1,500
US Cellular Corp. (AE)                                 16,130             724

 20  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Westar Energy, Inc.                                    38,700             902
WGL Holdings, Inc. (N)                                 24,500             744
                                                                 ------------
                                                                       21,917
                                                                 ------------

TOTAL COMMON STOCKS
(cost $719,419)                                                       876,615
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Dime Bancorp. Warrants, 2005 (AE)                     184,500              31
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $37)                                                                 31
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.2%
Frank Russell Investment Company
   Money Market Fund                               52,702,000          52,702
United States Treasury Bill (c)(z)(sec.)
   2.244% due 03/17/05                                  4,000           3,989
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $56,691)                                                         56,691
                                                                 ------------

OTHER SECURITIES - 15.8%
Frank Russell Investment Company
   Money Market Fund (X)                           61,198,732          61,199
State Street Securities Lending Quality Trust
   (X)                                             84,645,304          84,645
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $145,844)                                                       145,844
                                                                 ------------

TOTAL INVESTMENTS - 117.3%
(identified cost $921,991)                                          1,079,181

OTHER ASSETS AND LIABILITIES,
NET - (17.3%)                                                        (158,846)
                                                                 ------------

NET ASSETS - 100.0%                                                   920,335
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                              Equity II Fund  21

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 03/05 (271)                             16,947               (143)

Russell 2000 Index
   expiration date 03/05 (79)                              24,701               (378)

S&P 500 E-Mini Index
   expiration date 03/05 (112)                              6,618                (30)

S&P 500 Index
   expiration date 03/05 (16)                               4,727                 14
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (537)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 22  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 98.0%

Auto and Transportation - 2.6%
Autoliv, Inc.                                          27,200           1,283
Burlington Northern Santa Fe Corp.                    173,979           8,382
Dana Corp.                                             25,700             408
Ford Motor Co.                                        678,950           8,942
Forward Air Corp. (AE)                                  4,600             196
Harley-Davidson, Inc.                                  94,400           5,674
JB Hunt Transport Services, Inc.                       55,200           2,435
Knight Transportation, Inc.                            11,100             273
Navistar International Corp. (AE)                      11,700             455
Norfolk Southern Corp.                                106,893           3,733
Overnite Corp.                                          7,400             229
Overseas Shipholding Group                             16,300             910
Paccar, Inc.                                           43,312           3,060
Polaris Industries, Inc.                               10,500             709
Skywest, Inc. (N)                                      37,300             642
Swift Transportation Co., Inc. (AE)                    17,800             397
                                                                 ------------

                                                                       37,728
                                                                 ------------

Consumer Discretionary - 14.7%
Abercrombie & Fitch Co. Class A                         7,200             361
Activision, Inc. (AE)                                 110,900           2,506
Advance Auto Parts (AE)                                 6,000             259
American Eagle Outfitters                              27,300           1,387
American Greetings Class A (N)                         51,300           1,238
Autonation, Inc. (AE)(N)                               32,600             621
Bebe Stores, Inc. (N)                                  25,900             671
BJ's Wholesale Club, Inc. (AE)                         48,700           1,393
Black & Decker Corp.                                   41,000           3,378
Brink's Co. (The)                                      14,600             517
Brinker International, Inc. (AE)                       10,000             376
Career Education Corp. (AE)                            27,600           1,112
Cendant Corp.                                         361,300           8,509
Charming Shoppes, Inc. (AE)(N)                         33,400             277
Circuit City Stores, Inc.                             239,400           3,428
Citadel Broadcasting Corp. (AE)                        15,600             219
Clear Channel Communications, Inc.                     54,500           1,767
Coach, Inc. (AE)                                      111,796           6,272
Convergys Corp. (AE)                                   33,300             476
Costco Wholesale Corp.                                103,200           4,878
Darden Restaurants, Inc.                               40,700           1,203
Dillard's, Inc. Class A                               136,300           3,577
DIRECTV Group, Inc. (The) (AE)                         52,800             795
Dollar General Corp.                                   85,500           1,728
DoubleClick, Inc. (AE)                                 24,200             197
Eastman Kodak Co. (N)                                  93,200           3,084
eBay, Inc. (AE)                                        15,600           1,271
Estee Lauder Cos., Inc. (The) Class A                  41,071           1,854
Federated Department Stores                            66,300           3,766
Fossil, Inc. (AE)                                      12,000             335
Gannett Co., Inc.                                      15,500           1,241
Gemstar-TV Guide International, Inc. (AE)              13,700              76
Getty Images, Inc. (AE)                                18,600           1,296
Gillette Co. (The)                                    157,300           7,978
GTECH Holdings Corp.                                  130,700           3,056
Guitar Center, Inc. (AE)(N)                             5,800             332
Harman International Industries, Inc.                  29,900           3,637
Home Depot, Inc.                                      548,190          22,618
Infospace, Inc. (AE)                                    5,800             274
Jones Apparel Group, Inc.                              16,100             541
Kimberly-Clark Corp.                                  159,335          10,438
Kmart Holding Corp. (AE)(N)                            16,400           1,545
Liberty Media Corp. Class A (AE)                      574,900           6,002
Limited Brands, Inc.                                  130,400           3,091
Mandalay Resort Group                                  44,700           3,156
Manpower, Inc.                                         15,100             735
May Department Stores Co. (The)                        30,800           1,044
McDonald's Corp.                                      138,500           4,486
McGraw-Hill Cos., Inc. (The)                           46,200           4,181
News Corp.
   Class A                                            208,200           3,539
   Class B                                             39,300             691
Nike, Inc. Class B                                     42,400           3,673
Nordstrom, Inc.                                         5,700             275
Office Depot, Inc. (AE)                                39,500             683
Overstock.com, Inc. (AE)(N)                             3,600             188
Pacific Sunwear of California (AE)                     30,300             742
Payless Shoesource, Inc. (AE)                          28,900             341
Petco Animal Supplies, Inc. (AE)                       16,900             642
RadioShack Corp.                                       53,500           1,772
Republic Services, Inc.                                10,500             346
Robert Half International, Inc.                        16,800             510
Sabre Holdings Corp. Class A                           82,800           1,747
SCP Pool Corp.                                         11,250             334
Sears Roebuck and Co.                                  15,100             759
Stanley Works (The)                                    10,900             518
Staples, Inc.                                         216,800           7,098
Starwood Hotels & Resorts Worldwide, Inc. (o)           5,800             336
Tech Data Corp. (AE)                                    8,100             340
Tempur-Pedic International, Inc. (AE)                     100               2
Time Warner, Inc. (AE)                                818,500          14,733
TJX Cos., Inc.                                         62,300           1,560
Valueclick, Inc. (AE)                                  10,000             132
VeriSign, Inc. (AE)                                    25,700             664

                                                               Equity Q Fund  23

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Viacom, Inc. Class B                                  337,829          12,615
Wal-Mart Stores, Inc.                                 141,143           7,396
Walt Disney Co.                                       233,216           6,677
Waste Management, Inc.                                102,800           2,981
WESCO International, Inc. (AE)(N)                       7,400             250
Yahoo!, Inc. (AE)                                      79,731           2,807
Yankee Candle Co., Inc. (AE)                           12,500             410
Yum! Brands, Inc.                                      52,600           2,438
                                                                 ------------

                                                                      210,381
                                                                 ------------

Consumer Staples - 5.3%
Adolph Coors Co. Class B                                8,800             657
Albertson's, Inc. (N)                                 240,700           5,507
Altria Group, Inc.                                    133,851           8,544
Clorox Co.                                             41,600           2,472
Coca-Cola Co. (The)                                    10,600             440
Coca-Cola Enterprises, Inc.                            27,500             604
Colgate-Palmolive Co.                                  47,000           2,469
ConAgra Foods, Inc.                                    50,300           1,484
General Mills, Inc.                                    52,000           2,755
Kraft Foods, Inc. Class A                              83,200           2,827
Kroger Co. (The) (AE)(N)                              282,335           4,828
Pepsi Bottling Group, Inc.                            125,500           3,432
PepsiCo, Inc.                                          94,446           5,072
Pilgrim's Pride Corp.                                  47,900           1,675
Procter & Gamble Co.                                  264,445          14,076
Reynolds American, Inc.                                50,800           4,085
Safeway, Inc. (AE)                                     89,600           1,689
Sara Lee Corp.                                        236,104           5,544
Southwest Airlines Co.                                146,000           2,114
Supervalu, Inc.                                        25,900             819
Tyson Foods, Inc. Class A                             224,300           3,851
UST, Inc.                                               7,600             385
Wm. Wrigley Jr. Co.                                    18,900           1,330
                                                                 ------------

                                                                       76,659
                                                                 ------------

Financial Services - 20.8%
Alliance Data Systems Corp. (AE)                        8,400             365
Allstate Corp. (The)                                  142,900           7,208
AMBAC Financial Group, Inc.                             4,300             331
American Express Co.                                  128,700           6,866
American Financial Group, Inc.                         52,000           1,601
American International Group, Inc.                    133,571           8,854
Ameritrade Holding Corp. (AE)                          22,800             295
AmerUs Group Co.                                       27,800           1,239
Annaly Mortgage Management, Inc. (o)                   43,300             849
Archstone-Smith Trust (o)                               8,600             295
Arthur J Gallagher & Co.                               10,600             314
Associated Banc-Corp                                   15,200             502
Assurant, Inc.                                         15,700             511
Automatic Data Processing, Inc.                        79,000           3,435
Bank of America Corp.                                 749,648          34,761
Bank of Hawaii Corp.                                   31,900           1,528
Bear Stearns Cos., Inc. (The)                          31,900           3,224
Catellus Development Corp. (o)                         15,900             426
CBL & Associates Properties, Inc. (o)                   9,300             640
Charles Schwab Corp. (The)                             74,900             842
Chubb Corp.                                            48,300           3,597
Cigna Corp.                                            41,200           3,306
Cincinnati Financial Corp.                             34,055           1,503
CIT Group, Inc.                                        69,021           2,786
Citigroup, Inc.                                       622,068          30,512
Colonial BancGroup, Inc. (The)                         16,900             341
Comerica, Inc.                                         45,538           2,635
Countrywide Financial Corp.                           116,500           4,311
Deluxe Corp.                                           18,200             697
Doral Financial Corp.                                  41,800           1,808
Dun & Bradstreet Corp. (AE)                             8,200             476
East-West Bancorp, Inc.                                 6,000             234
Equity Office Properties Trust (o)                    198,400           5,551
Fannie Mae                                             39,300           2,538
Fidelity National Financial, Inc.                      59,022           2,586
First American Corp. (N)                               42,900           1,586
First Horizon National Corp. (N)                       18,700             796
Freddie Mac                                            73,800           4,818
Friedman Billings Ramsey Group, Inc. Class A
   (o)(N)                                             106,200           2,090
Genworth Financial, Inc. Class A                       57,200           1,518
Goldman Sachs Group, Inc.                              72,300           7,798
H&R Block, Inc. (N)                                    26,400           1,275
HRPT Properties Trust (o)(N)                           10,400             124
Jefferson-Pilot Corp.                                  16,700             833
JPMorgan Chase & Co.                                  438,860          16,383
Keycorp                                                95,210           3,182
Kimco Realty Corp. (o)                                 16,500             874
La Quinta Corp. (AE)(o)                                26,400             229
LandAmerica Financial Group, Inc. (N)                   6,700             345
Legg Mason, Inc.                                       23,000           1,776
Lehman Brothers Holdings, Inc.                         66,100           6,028
Lincoln National Corp.                                 42,100           1,942
Loews Corp.                                            73,996           5,032
Maguire Properties, Inc. (o)                            8,700             206
MBIA, Inc.                                             61,100           3,650
MBNA Corp.                                            267,359           7,106
Merrill Lynch & Co., Inc.                             170,406          10,236
Metlife, Inc.                                         238,333           9,474
Moody's Corp.                                          44,300           3,711

 24  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley                                        137,900           7,717
National City Corp.                                   150,800           5,361
Nationwide Financial Services                           9,000             333
Nationwide Health Properties, Inc. (o)                 13,400             291
North Fork BanCorp., Inc.                              17,600             505
Old Republic International Corp.                       29,500             684
Plum Creek Timber Co., Inc. (o)                        36,900           1,318
PNC Financial Services Group, Inc.                     40,000           2,155
Protective Life Corp.                                   9,300             383
Prudential Financial, Inc.                              6,200             334
Radian Group, Inc.                                      1,500              72
Redwood Trust, Inc. (o)                                 5,700             323
Regions Financial Corp.                                91,490           2,928
Ryder System, Inc.                                     59,900           2,728
St. Paul Travelers Cos., Inc. (The)                    17,640             662
Stancorp Financial Group, Inc. (N)                      5,300             451
SunTrust Banks, Inc.                                   20,993           1,512
TCF Financial Corp.                                    32,000             900
Trizec Properties, Inc. (o)(N)                         19,100             338
UnionBanCal Corp.                                      58,850           3,624
United Rentals, Inc. (AE)                              19,600             333
US Bancorp                                            189,800           5,703
Wachovia Corp.                                        231,500          12,698
Washington Mutual, Inc.                               108,100           4,362
WellChoice, Inc. (AE)                                   8,300             442
Wells Fargo & Co.                                     226,000          13,854
WR Berkley Corp.                                        8,000             382
                                                                 ------------

                                                                      298,372
                                                                 ------------

Health Care - 13.9%
Abbott Laboratories                                   275,178          12,389
Abgenix, Inc. (AE)(N)                                  20,000             176
Aetna, Inc.                                            78,744          10,004
Allergan, Inc.                                         47,800           3,630
AmerisourceBergen Corp.                                29,900           1,743
Amgen, Inc. (AE)                                      158,051           9,837
Amylin Pharmaceuticals, Inc. (AE)(N)                   10,000             224
Applera Corp. - Celera Genomics Group (AE)             15,000             199
Atherogenics, Inc. (AE)(N)                             17,100             317
Barr Pharmaceuticals, Inc. (AE)                        10,700             509
Bausch & Lomb, Inc.                                     9,200             671
Becton Dickinson & Co.                                222,300          12,593
Biogen Idec, Inc. (AE)                                 63,500           4,125
Bristol-Myers Squibb Co.                              260,262           6,101
Cardinal Health, Inc.                                 174,300           9,817
Caremark Rx, Inc. (AE)                                 71,400           2,792
Celgene Corp. (AE)                                     20,300             555
Cephalon, Inc. (AE)(N)                                 47,100           2,317
Community Health Systems, Inc. (AE)                    11,100             322
Coventry Health Care, Inc. (AE)                        30,201           1,718
CR Bard, Inc.                                          26,600           1,804
Cytyc Corp. (AE)                                       12,900             323
DaVita, Inc. (AE)                                      31,150           1,307
Edwards Lifesciences Corp. (AE)                        43,400           1,766
Eli Lilly & Co.                                        85,700           4,648
Endo Pharmaceuticals Holdings, Inc. (AE)               10,700             225
Eon Labs, Inc. (AE)                                    11,300             290
Eyetech Pharmaceuticals, Inc. (AE)                     18,500             682
Forest Laboratories, Inc. (AE)                        128,300           5,328
Genzyme Corp. (AE)                                     55,600           3,237
Gilead Sciences, Inc. (AE)                             28,900             957
Guidant Corp.                                           8,900             645
Health Management Associates, Inc. Class A             18,000             397
Hospira, Inc. (AE)                                     26,500             766
Human Genome Sciences, Inc. (AE)(N)                    10,000             120
Humana, Inc. (AE)                                      58,000           1,988
ICOS Corp. (AE)                                        13,800             345
ImClone Systems, Inc. (AE)                             80,900           3,394
IMS Health, Inc.                                       48,400           1,132
Intuitive Surgical, Inc. (AE)(N)                        7,500             299
Johnson & Johnson                                     620,800          40,166
Kos Pharmaceuticals, Inc. (AE)(N)                       5,800             192
Lincare Holdings, Inc. (AE)                            12,500             519
McKesson Corp.                                         50,295           1,735
Medarex, Inc. (AE)(N)                                  30,000             285
Medco Health Solutions, Inc. (AE)                      54,900           2,337
Medicines Co. (AE)(N)                                  17,825             490
Medtronic, Inc.                                         6,100             320
Merck & Co., Inc.                                     224,900           6,308
Millennium Pharmaceuticals, Inc. (AE)                  45,300             417
Nektar Therapeutics (AE)                               18,900             318
Onyx Pharmaceuticals, Inc. (AE)(N)                      7,900             229
OSI Pharmaceuticals, Inc. (AE)                          5,700             371
Pfizer, Inc.                                          600,894          14,518
Protein Design Labs, Inc. (AE)                         14,400             290
Quest Diagnostics                                      14,135           1,347
Schering-Plough Corp.                                 104,400           1,938
Sepracor, Inc. (AE)                                    15,800             903
St. Jude Medical, Inc. (AE)                            42,600           1,673
Stryker Corp.                                          57,700           2,835
Telik, Inc. (AE)(N)                                    18,800             358
UnitedHealth Group, Inc.                               57,200           5,085
Valeant Pharmaceuticals International                   8,300             207
Varian Medical Systems, Inc. (AE)                      46,800           1,766

                                                               Equity Q Fund  25

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc. (AE)(N)                   19,000             193
Vicuron Pharmaceuticals, Inc. (AE)(N)                   9,000             136
Watson Pharmaceuticals, Inc. (AE)                      62,000           1,849
Wyeth                                                  71,400           2,830
                                                                 ------------

                                                                      199,307
                                                                 ------------

Integrated Oils - 5.9%
ChevronTexaco Corp.                                   305,870          16,639
ConocoPhillips                                        252,357          23,416
Exxon Mobil Corp.                                     764,122          39,429
Marathon Oil Corp.                                     37,900           1,468
Occidental Petroleum Corp.                             71,900           4,198
                                                                 ------------

                                                                       85,150
                                                                 ------------

Materials and Processing - 3.8%
AK Steel Holding Corp. (AE)(N)                         13,900             202
Allegheny Technologies, Inc.                           10,000             240
American Standard Cos., Inc. (AE)                      72,200           2,891
Archer-Daniels-Midland Co.                            442,598          10,711
Ashland, Inc.                                          23,800           1,461
Ball Corp.                                             17,700             756
Bemis Co.                                              13,100             380
Ecolab, Inc.                                           74,500           2,507
EI Du Pont de Nemours & Co.                             5,000             238
Energizer Holdings, Inc. (AE)                           9,000             509
Georgia-Pacific Corp.                                  70,100           2,250
Granite Construction, Inc.                             13,300             331
Hecla Mining Co. (AE)(N)                               20,000             111
Hughes Supply, Inc.                                     8,600             261
Masco Corp.                                           130,565           4,805
Maverick Tube Corp. (AE)(N)                            14,500             494
Monsanto Co.                                           95,700           5,180
Newmont Mining Corp.                                    7,900             329
Nucor Corp.                                           194,951          10,948
Phelps Dodge Corp.                                     40,700           3,919
Sherwin-Williams Co. (The)                             41,800           1,806
Sigma-Aldrich Corp.                                    26,400           1,659
Stillwater Mining Co. (AE)                             10,900             115
United States Steel Corp.                              10,200             528
Weyerhaeuser Co.                                       29,800           1,860
Worthington Industries                                 33,600             688
                                                                 ------------

                                                                       55,179
                                                                 ------------

Miscellaneous - 3.1%
3M Co.                                                 16,200           1,367
Eaton Corp.                                            26,276           1,786
Fortune Brands, Inc.                                   30,800           2,586
General Electric Co.                                  952,140          34,401
Honeywell International, Inc.                          54,500           1,961
ITT Industries, Inc.                                   17,700           1,510
Johnson Controls, Inc.                                    100               6
Textron, Inc.                                           4,900             353
                                                                 ------------

                                                                       43,970
                                                                 ------------

Other Energy - 1.9%
Anadarko Petroleum Corp.                               37,700           2,496
Apache Corp.                                           19,300           1,050
Burlington Resources, Inc.                            224,417           9,809
Consol Energy, Inc.                                    22,500             949
Devon Energy Corp.                                    102,500           4,169
Equitable Resources, Inc.                               6,100             348
Grey Wolf, Inc. (AE)(N)                                33,500             178
Houston Exploration Co. (AE)                           12,800             694
Lone Star Technologies (AE)                             6,400             261
Oil States International, Inc. (AE)                    12,200             233
Patterson-UTI Energy, Inc.                             10,000             195
Sunoco, Inc.                                            4,200             368
Tesoro Corp. (AE)                                       5,000             159
Universal Compression Holdings, Inc. (AE)               7,200             280
Valero Energy Corp.                                    69,600           3,621
XTO Energy, Inc.                                       69,100           2,481
                                                                 ------------

                                                                       27,291
                                                                 ------------

Producer Durables - 5.3%
Alliant Techsystems, Inc. (AE)                          5,600             373
Ametek, Inc.                                           41,900           1,601
Boeing Co.                                            330,866          16,742
Caterpillar, Inc.                                      54,620           4,867
Centex Corp.                                           69,400           4,255
Danaher Corp.                                          49,600           2,722
Deere & Co.                                            35,200           2,444
DR Horton, Inc.                                       247,674           9,852
Emerson Electric Co.                                   20,000           1,345
Lexmark International, Inc. (AE)                        8,200             683
Lockheed Martin Corp.                                  33,223           1,921
MKS Instruments, Inc. (AE)                             12,500             196
Northrop Grumman Corp.                                276,000          14,319
Parker Hannifin Corp.                                  34,710           2,262
Plantronics, Inc.                                      17,800             662
Polycom, Inc. (AE)                                     13,100             226
Powerwave Technologies, Inc. (AE)(N)                   28,500             224
Pulte Homes, Inc.                                      31,500           2,082
Standard-Pacific Corp.                                  7,100             472
Steelcase, Inc. Class A (N)                             8,300             113
Tektronix, Inc.                                        56,700           1,634

 26  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Teradyne, Inc. (AE)                                    35,800             502
Thermo Electron Corp. (AE)                             15,000             449
United Defense Industries, Inc.                        12,600             604
United Technologies Corp.                              47,600           4,792
WW Grainger, Inc.                                       8,400             514
                                                                 ------------

                                                                       75,856
                                                                 ------------

Technology - 14.7%
Acxiom Corp.                                           64,800           1,496
Adaptec, Inc. (AE)                                     20,200             121
Adobe Systems, Inc.                                    56,800           3,232
Advanced Micro Devices, Inc. (AE)                      27,900             441
Affiliated Computer Services, Inc. Class A
   (AE)(N)                                             18,500           1,002
Agere Systems, Inc. Class A (AE)                       69,900             101
Amphenol Corp. Class A (N)                             25,800           1,015
Anteon International Corp. (AE)                         1,800              62
Apple Computer, Inc. (AE)                              61,910           4,761
Applied Micro Circuits Corp. (AE)                     160,200             530
Ariba, Inc. (AE)(N)                                    25,800             358
Arrow Electronics, Inc. (AE)                           10,000             236
Autodesk, Inc.                                        190,500           5,595
Avaya, Inc. (AE)                                       35,800             514
Broadcom Corp. Class A (AE)                            23,700             754
Ciena Corp. (AE)                                       80,900             206
Cisco Systems, Inc. (AE)                              488,776           8,817
CommScope, Inc. (AE)(N)                                23,700             356
Computer Sciences Corp. (AE)                          117,800           6,069
Cree, Inc. (AE)(N)                                    112,500           2,703
CSG Systems International (AE)                         13,100             237
Dell, Inc. (AE)                                       318,200          13,288
DRS Technologies, Inc. (AE)(N)                         10,600             430
EMC Corp. (AE)                                        259,300           3,397
Emulex Corp. (AE)                                      15,000             246
Gateway, Inc. (AE)(N)                                 101,000             478
General Dynamics Corp.                                 47,600           4,915
Harris Corp.                                           30,700           1,988
Hewlett-Packard Co.                                   284,700           5,577
Ingram Micro, Inc. Class A (AE)                       147,000           2,717
Integrated Device Technology, Inc. (AE)                29,600             347
Intel Corp.                                         1,407,800          31,605
International Business Machines Corp.                 325,384          30,397
Intersil Corp. Class A                                 45,600             676
LSI Logic Corp. (AE)(N)                                10,000              61
Maxim Integrated Products, Inc.                        42,900           1,674
Maxtor Corp. (AE)(N)                                   47,500             225
McAfee, Inc. (AE)                                      86,300           2,231
MEMC Electronic Materials, Inc. (AE)(N)                22,400             276
Micron Technology, Inc. (AE)                          320,500           3,336
Microsoft Corp.                                     1,128,952          29,669
Motorola, Inc.                                        412,300           6,490
National Semiconductor Corp.                           36,700             621
NCR Corp. (AE)                                         64,000           2,188
Nvidia Corp. (AE)                                      24,100             552
Oracle Corp. (AE)                                     685,400           9,438
Parametric Technology Corp. (AE)                       38,700             221
Qualcomm, Inc.                                        145,059           5,402
Raytheon Co.                                           61,700           2,308
Sandisk Corp. (AE)(N)                                  16,100             398
Sanmina-SCI Corp. (AE)                                119,600             739
Seagate Technology (AE)                                57,274              --
Symantec Corp. (AE)                                   214,521           5,009
Tellabs, Inc. (AE)                                     46,200             329
Tessera Technologies, Inc. (AE)(N)                     20,100             782
Texas Instruments, Inc.                               158,000           3,667
Varian, Inc. (AE)                                       8,000             319
Western Digital Corp. (AE)                             23,300             251
Zebra Technologies Corp. Class A (AE)                  11,400             581
                                                                 ------------

                                                                      211,434
                                                                 ------------

Utilities - 6.0%
AES Corp. (The) (AE)                                   52,200             733
Alltel Corp.                                           43,500           2,394
AT&T Corp.                                            121,900           2,339
BellSouth Corp.                                       348,700           9,150
CenturyTel, Inc.                                      102,700           3,348
Comcast Corp. (AE)
   Class A                                            145,600           4,687
   Special Class A                                     23,500             743
Consolidated Edison, Inc.                              24,200           1,062
Constellation Energy Group, Inc.                       75,700           3,785
DPL, Inc. (N)                                          24,400             634
DTE Energy Co.                                         31,900           1,398
Duke Energy Corp.                                     140,300           3,759
Edison International                                  187,200           6,078
Exelon Corp.                                            7,400             327
MCI, Inc.                                              63,100           1,217
National Fuel Gas Co. (N)                              16,700             471
Nextel Partners, Inc. Class A (AE)                     79,600           1,583
Oneok, Inc.                                            52,400           1,451
Pepco Holdings, Inc.                                   18,900             413
PG&E Corp. (AE)                                       123,500           4,323
Pinnacle West Capital Corp.                             6,400             267
SBC Communications, Inc.                              272,500           6,475

                                                               Equity Q Fund  27

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Sempra Energy                                          74,200           2,762
Sierra Pacific Resources (AE)                          72,600             714
Southern Co. (The)                                     16,400             554
Sprint Corp.                                           85,400           2,035
TXU Corp. (N)                                          54,221           3,752
Verizon Communications, Inc.                          520,400          18,521
Xcel Energy, Inc.                                      31,600             575
                                                                 ------------

                                                                       85,550
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,223,979)                                                   1,406,877
                                                                 ------------

SHORT-TERM INVESTMENTS - 1.2%
Frank Russell Investment Company Money Market
   Fund                                            11,573,900          11,574
United States Treasury Bill (c)(z)(sec.)
   2.244% due 03/17/05                                  5,000           4,987
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $16,561)                                                         16,561
                                                                 ------------

OTHER SECURITIES - 1.9%
Frank Russell Investment Company Money Market
   Fund (X)                                        11,425,505          11,426
State Street Securities Lending Quality Trust
   (X)                                             15,804,249          15,804
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $27,230)                                                         27,230
                                                                 ------------

TOTAL INVESTMENTS - 101.1%
(identified cost $1,267,770)                                        1,450,668

OTHER ASSETS AND LIABILITIES, NET - (1.1%)                            (15,429)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,435,239
                                                                 ============


See accompanying notes which are an integral part of the schedules of investments.

 28  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 03/05 (38)                           7,487              (58)

S&P 500 E-Mini Index
   expiration date 03/05 (50)                           2,954              (18)

S&P 500 Index
   expiration date 03/05 (50)                          14,771               75

S&P Midcap 400 Index
   expiration date 03/05 (39)                          12,618               78
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                   77
                                                                  ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                               Equity Q Fund  29

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 93.8%

Australia - 4.0%
Amcor, Ltd.                                           871,371           4,795
AMP Ltd.                                              137,200             811
Australia & New Zealand Banking Group, Ltd.           122,611           1,957
Australian Gas Light Co., Ltd.                          5,200              55
AXA Asia Pacific Holdings, Ltd. (N)                    56,900             184
BHP Billiton, Ltd. (N)                                393,362           4,960
Billabong International, Ltd. (N)                      28,640             268
BlueScope Steel, Ltd. (N)                             160,500           1,152
Boral, Ltd. (N)                                        34,700             194
Brambles Industries, Ltd. (N)                         126,300             718
CFS Gandel Retail Trust                               118,400             147
Coca-Cola Amatil, Ltd. (N)                             12,000              73
Coles Myer, Ltd.                                      371,829           2,674
Commonwealth Bank of Australia                         27,100             704
Commonwealth Property Office Fund                      86,600              83
ConnectEast Group (AE)                                149,200              87
CSL, Ltd.                                              23,064             553
CSR, Ltd.                                              83,900             163
David Jones, Ltd. (N)                                  74,200             126
DB RREEF Trust (o)                                     55,160              55
Foster's Group, Ltd.                                1,455,763           5,878
Futuris Corp., Ltd.                                    15,100              26
General Property Trust                                129,400             388
Harvey Norman Holdings, Ltd. (N)                       32,900              75
Iluka Resources, Ltd.                                   1,000               5
ING Industrial Fund                                    20,400              33
Insurance Australia Group, Ltd.                       174,900             881
Lend Lease Corp., Ltd.                                  4,100              43
Lion Nathan, Ltd.                                      20,600             131
Macquarie Airports Management, Ltd.                   426,800           1,145
Macquarie Bank, Ltd.                                   98,190           3,718
Macquarie Infrastructure Group                         18,500              55
National Australia Bank, Ltd.                         397,403           9,126
Newcrest Mining, Ltd.                                  77,100           1,018
OneSteel, Ltd.                                         72,200             155
Orica, Ltd.                                            40,300             600
Origin Energy, Ltd.                                    38,000             205
PaperlinX, Ltd. (N)                                    77,710             273
Promina Group, Ltd.                                   655,529           2,708
Publishing & Broadcasting, Ltd.                       103,730           1,317
Qantas Airways, Ltd.                                  334,800             924
QBE Insurance Group, Ltd. (N)                         146,280           1,729
Rinker Group, Ltd.                                    320,353           2,781
Rio Tinto, Ltd. (N)                                    10,200             339
Santos, Ltd.                                           22,700             163
Sons of Gwalia, Ltd. (AE)(A)(N)                        22,400              --
Stockland (N)                                          32,300             147
Suncorp-Metway, Ltd. (N)                                6,400              93
TABCORP Holdings, Ltd.                                 37,700             518
Telstra Corp., Ltd. (N)                               729,263           2,792
United Group, Ltd.                                      4,500              25
Wesfarmers, Ltd.                                       25,674             782
Westfield Group (AE)(N)                               114,596           1,514
Westpac Banking Corp.                                  64,800             964
WMC Resources, Ltd.                                   135,627             752
Woodside Petroleum, Ltd.                                3,300              53
Woolworths, Ltd.                                       67,900             768
                                                                 ------------
                                                                       61,883
                                                                 ------------

Austria - 0.5%
Bank Austria Creditanstalt AG                          16,100           1,399
Erste Bank der Oesterreichischen Sparkassen AG         54,700           2,702
OMV AG                                                  2,444             761
Telekom Austria AG (AE)                               114,254           2,144
Wienerberger AG (N)                                     9,400             434
                                                                 ------------
                                                                        7,440
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Belgium - 1.6%
Barco NV                                                  400              37
Belgacom SA (AE)                                       39,800           1,644
Colruyt SA                                              5,985           1,006
Delhaize Group (N)                                     30,900           2,275
Dexia (N)                                              16,900             378
Electrabel (N)                                          8,843           3,896
Fortis (N)                                            241,834           6,533
KBC Bancassurance Holding                              44,600           3,444
Mobistar SA (AE)                                       32,100           2,834
Solvay SA (N)                                          14,800           1,587
UCB SA (N)                                             11,700             572
Umicore                                                   200              18
                                                                 ------------
                                                                       24,224
                                                                 ------------

Brazil - 0.3%
Cia Vale do Rio Doce - ADR                             51,100           1,455
Petroleo Brasileiro SA - ADR                           33,180           1,337
Telecomunicacoes Brasileiras SA - ADR (N)              39,900           1,110
                                                                 ------------
                                                                        3,902
                                                                 ------------

Canada - 1.2%
Alcan, Inc. (N)                                        83,500           3,330
Bank of Nova Scotia (N)                                63,039           2,006

 30  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cameco Corp.                                           19,800             680
Great-West Lifeco, Inc. (N)                            21,200             474
Inco, Ltd. (AE)                                        23,200             764
Manulife Financial Corp. (N)                           52,400           2,304
Novelis, Inc. (AE)(N)                                   8,000             178
Petro-Canada (N)                                       20,600           1,062
Potash Corp. of Saskatchewan                           14,800           1,201
Precision Drilling Corp. (AE)                          25,800           1,754
Rogers Communications, Inc. Class B                    40,100           1,074
Talisman Energy, Inc.                                  20,300             605
Telus Corp.                                            38,900           1,105
Thomson Corp. (The) (N)                                52,300           1,776
                                                                 ------------
                                                                       18,313
                                                                 ------------

Cayman Islands - 0.1%
Seagate Technology (AE)                                71,800           1,215
                                                                 ------------

China - 0.1%
China Shipping Development Co., Ltd. Class H (N)    1,062,000             899
Yanzhou Coal Mining Co., Ltd. Class H (N)             852,000           1,207
                                                                 ------------
                                                                        2,106
                                                                 ------------

Denmark - 0.6%
AP Moller - Maersk A/S Class B                             82             672
Danske Bank A/S                                       156,225           4,563
East Asiatic Co., Ltd. A/S (N)                          1,500              75
FLS Industries A/S Class B (N)                            800              15
Novo-Nordisk A/S Class B                               70,672           3,763
Novozymes A/S Class B (N)                                 500              24
TDC A/S                                                12,000             498
                                                                 ------------
                                                                        9,610
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Estonia - 0.1%
Hansabank, Ltd.                                        96,400           1,258
                                                                 ------------

Finland - 0.8%
Elisa Corp. Class S (AE)                                8,000             136
Fortum OYJ                                            118,471           2,115
M-real OYJ Class S (AE)(N)                            288,000           1,558
Nokia OYJ                                             197,300           3,022
Nokia OYJ - ADR                                        59,063             905
Orion OYJ Class B                                       4,600              75
Pohjola Group PLC Class D (N)                           9,400             106
Sampo OYJ                                              20,600             272
Stora Enso OYJ Class R                                  1,000              14
UPM-Kymmene OYJ                                       190,681           4,036
                                                                 ------------
                                                                       12,239
                                                                 ------------

France - 9.4%
Accor SA (N)                                           17,000             744
Air Liquide (N)                                         8,982           1,544
AXA SA (N)                                             70,111           1,701
BNP Paribas (N)                                       180,876          13,048
Bouygues (N)                                          100,600           3,940
Carrefour SA (N)                                       63,740           3,286
Christian Dior SA (N)                                  12,700             814
Cie de Saint-Gobain (N)                                93,216           5,755
Cie Generale d'Optique Essilor International SA
   (N)                                                 19,100           1,357
CNP Assurances (N)                                     18,161           1,297
Compagnie Generale des Etablissements Michelin
   Class B (N)                                          6,400             414
Credit Agricole SA (N)                                 95,698           2,850
France Telecom SA (N)                                 216,549           6,793
Groupe Danone (AE)(N)                                  22,164           2,065
L'Oreal SA (N)                                         57,074           4,274
Lafarge SA (N)                                         47,994           4,948
Lagardere S.C.A. (N)                                   44,998           3,396
Pernod-Ricard (N)                                      25,504           3,610
Peugeot SA (N)                                         21,600           1,344
Renault SA                                             33,200           2,713
Sanofi-Aventis (N)                                    228,717          17,066
Schneider Electric SA (N)                              49,916           3,812
Societe Assurances Generales de France (N)             46,400           3,520
Societe BIC SA (N)                                      2,000             109
Societe Generale (N)                                   96,059           9,565
Suez SA (N)                                            27,515             740
Technip SA (N)                                         10,700           1,792
Thomson (N)                                            92,580           2,348
Total SA (N)                                           96,925          20,781
Total SA - ADR (N)                                     23,026           2,469
Valeo SA (N)                                           56,146           2,288
Veolia Environnement (AE)                              32,400           1,158
Vinci SA (N)                                           32,600           4,674
Vivendi Universal SA (AE)(N)                          269,973           8,540
Zodiac SA (N)                                             900              41
                                                                 ------------
                                                                      144,796
                                                                 ------------

                                                          International Fund  31

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Germany - 7.5%
Adidas-Salomon AG (N)                                  49,741           7,446
Allianz AG                                             60,294           7,147
Altana AG                                               4,000             234
AMB Generali Holding AG                                 8,200             700
BASF AG                                                33,400           2,281
Bayer AG                                              122,526           3,895
Bayerische Hypo-und Vereinsbank AG (AE)               455,068          10,006
Bayerische Motoren Werke AG                             9,200             386
Celanese AG                                             1,200              74
Celesio AG (N)                                         14,100           1,094
Commerzbank AG (AE)                                    14,700             313
Continental AG                                         77,200           5,358
DaimlerChrysler AG (AE)                                47,500           2,159
Deutsche Bank AG                                       77,763           6,613
Deutsche Boerse AG                                     53,799           3,345
Deutsche Lufthansa AG (AE)(N)                         101,792           1,422
Deutsche Post AG                                      156,300           3,640
Deutsche Postbank AG (AE)(N)                           31,039           1,394
Deutsche Telekom AG (AE)(N)                           204,200           4,413
E.ON AG                                               139,242          12,471
Fresenius Medical Care AG                               4,300             348
Hannover Rueckversicherung AG (N)                      20,600             793
HeidelbergCement AG                                    29,943           2,014
Heidelberger Druckmaschinen (AE)(N)                    32,300           1,096
Infineon Technologies AG (AE)(N)                       66,500             617
KarstadtQuelle AG (N)                                 164,505           1,550
Lanxess (AE)                                           12,252             237
MAN AG                                                 61,700           2,552
Medion AG (N)                                          24,750             492
Merck KGaA                                             30,000           1,989
Metro AG                                               11,100             580
MLP AG (AE)(N)                                          2,400              42
Muenchener Rueckversicherungs AG                        6,473             740
Puma AG Rudolf Dassler Sport                            8,577           2,114
RWE AG                                                140,420           8,095
SAP AG                                                  4,812             748
Schering AG                                            81,008           5,480
Siemens AG (N)                                         36,050           2,858
ThyssenKrupp AG (N)                                    11,600             248
TUI AG (N)                                             36,600             854
Volkswagen AG (N)                                     153,655           7,372
                                                                 ------------
                                                                      115,210
                                                                 ------------

Greece - 0.5%
Alpha Bank AE                                          35,900           1,216
Cosmote Mobile Telecommunications SA                   47,400             890

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
EFG Eurobank Ergasias SA                               58,900           1,898
National Bank of Greece SA (AE)                        12,800             432
OPAP SA                                               127,760           3,414
                                                                 ------------
                                                                        7,850
                                                                 ------------

Hong Kong - 1.7%
Bank of East Asia, Ltd.                               494,853           1,475
BOC Hong Kong Holdings, Ltd. (N)                      104,500             192
Cathay Pacific Airways, Ltd.                           31,000              56
Cheung Kong Holdings, Ltd.                             78,200             717
China Mobile Hong Kong, Ltd.                          478,800           1,501
Citic Pacific, Ltd.                                   154,400             433
CLP Holdings, Ltd.                                     99,000             562
COSCO Pacific, Ltd. (N)                               332,000             692
Esprit Holdings, Ltd.                                 178,000           1,032
FoxConn International Holdings (AE)                    40,000              10
Hang Lung Properties, Ltd.                            258,000             385
Hang Seng Bank, Ltd.                                   35,900             486
Henderson Land Development Co., Ltd.                    9,000              43
Hong Kong & China Gas                                   6,000              12
HongKong Electric Holdings                            560,500           2,508
Hopewell Holdings                                      54,000             137
Hutchison Telecommunications International, Ltd.
   (AE)(N)                                             32,000              29
Hutchison Whampoa, Ltd.                               294,000           2,676
Hysan Development Co., Ltd.                             4,000               8
Jardine Matheson Holdings, Ltd.                       129,300           2,121
Kerry Properties, Ltd.                                 31,500              66
Kingboard Chemicals Holdings, Ltd.                      6,500              14
Li & Fung, Ltd.                                       669,000           1,102
Melco International Development                       360,000             743
MTR Corp. (N)                                          71,000             111
New World Development, Ltd.                         1,130,000           1,108
Orient Overseas International, Ltd.                    28,000             105
PCCW, Ltd.                                            660,000             372
Shangri-La Asia, Ltd. (N)                              32,000              43
Sino Land Co. (N)                                   1,088,000             969
Sun Hung Kai Properties, Ltd.                         209,000           1,943
Swire Pacific, Ltd.                                   126,400             993
Techtronic Industries Co.                             123,000             275
Wharf Holdings, Ltd.                                1,092,537           3,523
                                                                 ------------
                                                                       26,442
                                                                 ------------

 32  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Hungary - 0.2%
OTP Bank Rt                                            83,700           2,708
                                                                 ------------

India - 0.0%
Infosys Technologies, Ltd. - ADR (N)                    8,800             581
                                                                 ------------

Indonesia - 0.2%
Telekomunikasi Indonesia Tbk PT                     5,220,000           2,734
Telekomunikasi Indonesia Tbk PT - ADR (N)              41,547             870
                                                                 ------------
                                                                        3,604
                                                                 ------------

Ireland - 1.0%
Allied Irish Banks PLC                                 80,300           1,594
Anglo Irish Bank Corp. PLC                             70,500           1,716

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of Ireland                                       234,184           3,724
CRH PLC                                               196,539           5,192
Depfa Bank PLC (AE)                                   133,900           2,365
Elan Corp. PLC - ADR (AE)(N)                           19,200             501
                                                                 ------------
                                                                       15,092
                                                                 ------------

Israel - 0.0%
Bank Leumi Le-Israel BM                               109,000             337
                                                                 ------------

Italy - 3.6%
Arnoldo Mondadori Editore SpA (N)                      24,600             274
Autostrade SpA (N)                                     51,236           1,480
Banca Intesa SpA (N)                                1,465,916           6,806
Banca Popolare di Milano SCRL (N)                      15,700             139
Banche Popolari Unite SCRL (N)                         60,291           1,231
Banco Popolare di Verona e Novara SCRL (N)             79,778           1,532
Benetton Group SpA (N)                                 92,300           1,204
Enel SpA (N)                                          404,695           3,803
ENI SpA (N)                                           768,109          18,661
Finmeccanica SpA (N)                                2,195,502           2,052
Fondiaria-Sai SpA (N)                                  23,000             586
Gruppo Editoriale L'Espresso SpA (N)                   43,600             258
Hera SpA                                               36,600             109
Italcementi SpA (N)                                    41,500             702
Lottomatica SpA                                         4,000             150
Mediaset SpA (N)                                       81,800           1,140
Milano Assicurazioni SpA (N)                           21,000             114
Parmalat Finanziaria SpA (AE)(N)                       46,200               7
Riunione Adriatica di Sicurta SpA                      46,256           1,045
Saipem SpA                                            170,700           2,158
Sanpaolo IMI SpA (N)                                   39,549             552
Snam Rete Gas SpA                                     229,800           1,364
Telecom Italia Media SpA (AE)(N)                      148,800              73
Telecom Italia SpA (N)                              1,612,899           5,937
UniCredito Italiano SpA (N)                           718,600           3,952
                                                                 ------------
                                                                       55,329
                                                                 ------------

Japan - 20.4%
77 Bank, Ltd. (The)                                   273,100           1,977
Acom Co., Ltd.                                          1,900             133
Advantest Corp. (N)                                    10,000             836
Aeon Co., Ltd.                                        128,600           2,159
Aiful Corp.                                            34,600           3,927
Aioi Insurance Co., Ltd.                               34,000             156
Aisin Seiki Co., Ltd.                                  27,700             655
All Nippon Airways Co., Ltd. (N)                       24,000              90
Alps Electric Co., Ltd. (N)                            83,200           1,139
Amano Corp.                                             8,000              79
Aoyama Trading Co., Ltd.                                1,400              37
Arrk Corp.                                              7,400             301
Asahi Breweries, Ltd. (N)                              11,600             145
Asahi Glass Co., Ltd.                                 109,000           1,149
Asahi Kasei Corp. (N)                                  39,000             193
Autobacs Seven Co., Ltd. (N)                            2,400              72
Bandai Visual Co., Ltd.                                     8              24
Bank of Fukuoka, Ltd. (The) (N)                         3,000              19
Bank of Yokohama, Ltd. (The)                          231,000           1,456
Benesse Corp. (N)                                       3,900             139
Bridgestone Corp.                                      82,000           1,610
Canon, Inc.                                           239,090          12,460
Central Glass Co., Ltd.                                16,000             113
Chiba Bank, Ltd. (The)                                 55,000             364
Chubu Electric Power Co., Inc. (N)                     28,000             662
Circle K Sunkus Co., Ltd. (N)                           9,100             238
Citizen Watch Co., Ltd. (N)                            39,000             354
Cosmo Oil Co., Ltd. (AE)                               16,000              50
Credit Saison Co., Ltd.                                75,500           2,565
CSK Corp. (N)                                             400              18
D&M Holdings, Inc. (AE)                                30,000              72
Dai Nippon Printing Co., Ltd.                           4,000              63
Daihatsu Motor Co., Ltd.                               13,000              99
Daiichi Pharmaceutical Co., Ltd. (N)                   32,900             760
Daikin Industries, Ltd.                                53,000           1,427
Daimaru, Inc. (N)                                      28,000             244
Dainippon Ink and Chemicals, Inc.                       9,000              23
Dainippon Pharmaceutical Co., Ltd. (N)                  4,000              39
Dainippon Screen Manufacturing Co., Ltd. (AE)(N)       54,000             338
Daito Trust Construction Co., Ltd.                     13,190             610
Daiwa House Industry Co., Ltd.                        166,000           1,918

                                                          International Fund  33

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Daiwa Securities Group, Inc. (N)                      121,000             820
Dentsu, Inc. (N)                                          528           1,335
Don Quijote Co., Ltd. (N)                               8,300             455
eAccess, Ltd. (N)                                          96              97
East Japan Railway Co.                                    481           2,595
Eisai Co., Ltd.                                        75,200           2,438
FamilyMart Co., Ltd. (N)                                  400              13
Fanuc, Ltd.                                            15,600           1,052
Fast Retailing Co., Ltd. (N)                            9,300             633
Fuji Electric Holdings Co., Ltd.                       25,000              72
Fuji Heavy Industries, Ltd.                           282,900           1,335
Fuji Photo Film Co., Ltd.                              62,800           2,255
Fujisawa Pharmaceutical Co., Ltd.                       1,900              49
Fujitsu, Ltd. (N)                                     138,000             802
Funai Electric Co., Ltd.                               13,850           1,591
Furukawa Electric Co., Ltd. (AE)(N)                    90,000             482
Global Media Online, Inc. (N)                           2,100              50
Hachijuni Bank, Ltd. (The)                              5,000              36
Hankyu Department Stores (N)                            7,000              53
Hirose Electric Co., Ltd.                               5,100             541
HIS Co., Ltd. (N)                                       9,300             203
Hitachi Cable, Ltd.                                    40,000             183
Hitachi Chemical Co., Ltd.                              6,700             114
Hitachi Kokusai Electric, Inc.                         22,000             199
Hitachi Software Engineering Co., Ltd. (N)              7,900             152
Hitachi Zosen Corp. (AE)(N)                            48,000              76
Hitachi, Ltd.                                         607,000           4,030
Hokkaido Electric Power Co., Inc.                       4,000              79
Hokuhoku Financial Group, Inc.                        105,000             284
Honda Motor Co., Ltd.                                 136,900           7,174
Hoya Corp.                                             19,300           1,987
Isuzu Motors, Ltd. (AE)(N)                             56,000             164
Ito-Yokado Co., Ltd. (N)                               16,800             673
Itochu Corp.                                          495,000           2,341
Itochu Techno-Science Corp.                             1,200              47
Japan Radio Co., Ltd. (AE)(N)                          35,000             134
Japan Tobacco, Inc.                                       493           5,234
JFE Holdings, Inc. (N)                                 81,300           2,248
Joyo Bank, Ltd. (The)                                  12,000              63
Kadokawa Holdings, Inc. (N)                            13,000             491
Kaken Pharmaceutical Co., Ltd. (N)                      6,000              39
Kamigumi Co., Ltd.                                     39,000             319
Kaneka Corp.                                           38,000             423
Kansai Electric Power Co., Inc. (The)                  76,300           1,480
Kao Corp.                                              80,700           1,877
Kawasaki Heavy Industries, Ltd. (N)                    71,000             117
Kawasaki Kisen Kaisha, Ltd. (N)                       170,000           1,153
KDDI Corp.                                              1,041           5,314
Keihin Corp.                                            3,300              57

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Keio Electric Railway Co., Ltd.                        34,000             202
Keyence Corp.                                           3,200             734
Kobe Steel, Ltd.                                      533,000             849
Koei Co., Ltd.                                          9,200             228
Komatsu, Ltd.                                           3,000              22
Konica Minolta Holdings, Inc.                         143,500           1,800
Koyo Seiko Co., Ltd. (N)                                5,000              69
Kubota Corp.                                           40,000             214
Kuraray Co., Ltd.                                     137,900           1,270
Kyocera Corp.                                           6,600             475
Kyowa Hakko Kogyo Co., Ltd.                             1,000               8
Kyushu Electric Power Co., Inc.                        15,500             307
Lawson, Inc.                                           41,900           1,626
Leopalace21 Corp. (N)                                  12,200             223
Livedoor Co., Ltd. (AE)                                 4,477              19
Mabuchi Motor Co., Ltd. (N)                            28,900           1,977
Makita Corp. (N)                                       14,000             252
Mars Engineering Corp. (N)                              5,500             206
Marubeni Corp.                                        115,000             335
Matsui Securities Co., Ltd. (N)                        26,300             937
Matsumotokiyoshi Co., Ltd. (N)                         50,600           1,494
Matsushita Electric Industrial Co., Ltd. (N)          277,000           4,109
MEDICEO Holdings Co., Ltd. (N)                          2,300              29
Meiji Dairies Corp.                                    22,000             134
Meitec Corp.                                            6,900             255
Millea Holdings, Inc.                                     263           3,629
Minebea Co., Ltd. (N)                                 385,000           1,676
Mitsubishi Chemical Corp. (N)                          22,000              70
Mitsubishi Corp. (N)                                   95,700           1,123
Mitsubishi Electric Corp.                              44,000             217
Mitsubishi Estate Co., Ltd. (N)                       582,000           7,352
Mitsubishi Gas Chemical Co., Inc.                      23,000             108
Mitsubishi Heavy Industries, Ltd.                     177,000             480
Mitsubishi Rayon Co., Ltd.                            115,000             397
Mitsubishi Securities Co., Ltd. (N)                    44,000             427
Mitsubishi Tokyo Financial Group, Inc.                    961           9,061
Mitsui & Co., Ltd.                                    146,000           1,354
Mitsui Engineering & Shipbuilding Co., Ltd. (N)        89,000             162
Mitsui Fudosan Co., Ltd. (N)                          117,000           1,454
Mitsui OSK Lines, Ltd.                                194,000           1,211
Mitsui Sumitomo Insurance Co., Ltd.                   126,000           1,105
Mitsui Trust Holdings, Inc. (N)                       121,000           1,280
Mizuho Financial Group, Inc.                              547           2,634
Murata Manufacturing Co., Ltd.                         34,800           1,817
Namco, Ltd. (N)                                        10,200             130
NEC Corp.                                             164,000             940

 34  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NET One Systems Co., Ltd.                                 115             452
Nichirei Corp. (N)                                      3,000              12
Nidec Copal Corp. (N)                                  11,200             165
Nidec Corp. (N)                                        10,900           1,222
Nikko Cordial Corp.                                    99,000             467
Nikon Corp. (N)                                        40,000             525
Nintendo Co., Ltd.                                      8,000             906
Nippon Electric Glass Co., Ltd. (N)                    70,000             921
Nippon Electric Glass Co., Ltd. (AE)                   69,000             906
Nippon Express Co., Ltd.                              630,800           3,086
Nippon Kayaku Co., Ltd.                                 5,000              29
Nippon Light Metal Co., Ltd. (N)                       92,000             240
Nippon Meat Packers, Inc.                              94,000           1,276
Nippon Mining Holdings, Inc. (N)                      231,000           1,168
Nippon Oil Corp.                                      104,000             713
Nippon Shokubai Co., Ltd.                               5,000              43
Nippon Steel Corp.                                    851,000           2,070
Nippon Telegraph & Telephone Corp.                        825           3,479
Nippon Television Network Corp.                           140              22
Nippon Yusen Kabushiki Kaisha                          21,000             117
Nishi-Nippon City Bank, Ltd. (The)                    106,000             423
Nissan Motor Co., Ltd. (N)                            462,900           4,892
Nissen Co., Ltd.                                       11,900             153
Nisshin Seifun Group, Inc.                              1,000              11
Nisshin Steel Co., Ltd.                               123,000             292
Nisshinbo Industries, Inc.                              7,000              56
Nitto Denko Corp.                                      30,100           1,601
NOK Corp. (N)                                          18,800             539
Nomura Holdings, Inc.                                  43,000             565
NS Solutions Corp.                                      7,400             193
NTT DoCoMo, Inc. (N)                                      133             231
Obayashi Corp.                                         17,000             109
OJI Paper Co., Ltd.                                    89,000             502
Olympus Corp.                                          67,800           1,413
Omron Corp.                                            16,000             386
Ono Pharmaceutical Co., Ltd.                            2,000             108
Onward Kashiyama Co., Ltd.                              2,000              31
ORIX Corp.                                             98,400          13,000
Parco Co., Ltd.                                        29,000             182
Promise Co., Ltd.                                      29,150           2,051
Rengo Co., Ltd. (N)                                     8,000              38
Renown D'urban Holdings, Inc. (AE)                     11,200             122
Resona Holdings, Inc. (AE)                             71,000             145
Ricoh Co., Ltd. (N)                                    74,000           1,306
Rinnai Corp. (N)                                       72,770           1,836
Rohm Co., Ltd.                                         27,700           2,521
Sanken Electric Co., Ltd. (N)                          28,000             344
Sankyo Co., Ltd.                                       78,200           1,882
Sanyo Electric Co., Ltd. (N)                           62,000             200

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sanyo Shinpan Finance Co., Ltd.                        11,500             760
Sega Sammy Holdings, Inc. (AE)(N)                      44,200           2,845
Seino Transportation Co., Ltd.                          6,000              56
Sekisui House, Ltd. (N)                               251,300           2,910
Senshukai Co., Ltd. (N)                                 7,000              61
SFCG Co., Ltd. (N)                                      2,220             555
Shimachu Co., Ltd. (N)                                  6,600             161
Shimamura Co., Ltd.                                     4,600             332
Shin-Etsu Chemical Co., Ltd.                           60,600           2,398
Shinko Electric Industries (N)                          3,200             108
Shionogi & Co., Ltd.                                   14,000             176
Shiseido Co., Ltd.                                     79,100           1,100
Shizuoka Bank, Ltd. (The) (N)                           3,000              30
Showa Shell Sekiyu KK                                  18,300             167
SKY Perfect Communications, Inc.                          392             350
Skylark Co., Ltd. (N)                                 102,100           1,735
SMC Corp.                                              11,900           1,390
Snow Brand Milk Products Co., Ltd. (AE)(N)              3,500              11
Softbank Corp. (N)                                     22,500           1,064
Sohgo Security Services Co., Ltd.                      63,300             911
Sompo Japan Insurance, Inc.                            85,200             835
Sony Corp. (N)                                         15,700             582
Stanley Electric Co., Ltd. (N)                         28,600             436
STB Leasing Co., Ltd.                                   8,900             169
Sumisho Lease Co., Ltd.                                14,900             587
Sumitomo Bakelite Co., Ltd. (N)                       264,800           1,669
Sumitomo Chemical Co., Ltd.                           478,300           2,474
Sumitomo Corp.                                         70,000             600
Sumitomo Electric Industries, Ltd.                     49,000             535
Sumitomo Forestry Co., Ltd.                            40,000             405
Sumitomo Heavy Industries, Ltd. (AE)(N)               368,000           1,648
Sumitomo Metal Industries, Ltd.                       270,000             406
Sumitomo Mitsui Financial Group, Inc. (N)               1,329           9,311
Sumitomo Osaka Cement Co., Ltd.                       146,000             362
Sumitomo Realty & Development Co., Ltd.                31,000             433
Sumitomo Rubber Industries, Inc.                       29,000             276
Sumitomo Trust & Banking Co., Ltd. (The) (N)          687,000           4,661
Suzuken Co., Ltd.                                       1,900              50
Suzuki Motor Corp.                                     61,000           1,115
T&D Holdings, Inc.                                     31,250           1,466
Taiheiyo Cement Corp.                                  52,000             136
Taiyo Nippon Sanso Corp.                               19,000             116
Takashimaya Co., Ltd. (N)                               5,000              48
Takeda Pharmaceutical Co., Ltd.                       216,700          10,289

                                                          International Fund  35

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Takefuji Corp.                                         33,030           2,314
Tanabe Seiyaku Co., Ltd.                                3,000              32
TDK Corp.                                              74,400           5,170
Telewave, Inc.                                             29             302
Terumo Corp.                                           44,300           1,280
Tobu Railway Co., Ltd.                                 28,000             110
Toda Corp.                                             12,000              62
Tohoku Electric Power Co., Inc.                         6,700             119
Tokai Rika Co., Ltd.                                   10,000             176
Tokyo Electric Power Co., Inc. (The)                   97,800           2,331
Tokyo Electron, Ltd.                                   67,400           3,929
Tokyo Gas Co., Ltd. (N)                               395,000           1,632
Tokyu Corp. (N)                                         4,000              22
Toppan Printing Co., Ltd. (N)                          14,000             150
Toshiba Corp. (N)                                      92,000             372
Tosoh Corp. (N)                                        17,000              78
Toyo Seikan Kaisha, Ltd. (N)                           13,000             251
Toyoda Gosei Co., Ltd. (N)                             54,600           1,080
Toyota Motor Corp.                                    436,300          16,969
Toyota Tsusho Corp.                                     2,000              31
Trend Micro, Inc. (N)                                  21,500             965
UFJ Holdings, Inc.                                      1,460           8,722
Uni-Charm Corp.                                         9,300             419
Uniden Corp. (N)                                       19,000             364
UNY Co., Ltd.                                          26,000             305
USS Co., Ltd.                                           3,630             300
West Japan Railway Co.                                    403           1,591
World Co., Ltd. (N)                                     3,000             109
Xebio Co., Ltd.                                         4,400             129
Yahoo! Japan Corp. (AE)(N)                                 28             142
Yamada Denki Co., Ltd. (N)                             36,900           1,553
Yamaha Corp.                                            5,400              82
Yamaha Motor Co., Ltd. (N)                            157,000           2,577
Yamanouchi Pharmaceutical Co., Ltd. (N)                25,700             935
Yamato Transport Co., Ltd.                            194,200           2,907
Yamazaki Baking Co., Ltd.                               3,000              29
Yokogawa Electric Corp.                                24,000             317
Yokohama Rubber Co., Ltd. (The)                         4,000              16
York-Benimaru Co., Ltd.                                 8,400             260
                                                                 ------------
                                                                      313,285
                                                                 ------------

Luxembourg - 0.2%
Arcelor (N)                                           170,899           3,813
                                                                 ------------

Mexico - 0.5%
America Movil S.A. de C.V.
   Series L                                            33,100           1,749
Coca-Cola Femsa SA de CV - ADR (N)                     57,200           1,471
Grupo Televisa SA - ADR                                37,000           2,176
Telefonos de Mexico SA de CV - ADR                     38,800           1,443
Wal-Mart de Mexico SA de CV                           202,100             698
                                                                 ------------
                                                                        7,537
                                                                 ------------

Morocco - 0.0%
Maroc Telecom (AE)(N)                                  11,779             120
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Netherlands - 4.8%
ABN AMRO Holding NV                                   229,529           6,210
Aegon NV (N)                                          232,400           3,150
Akzo Nobel NV (N)                                       5,100             213
Buhrmann NV (N)                                        53,200             548
CSM Class A (AE)                                        1,800              53
DSM NV                                                 14,490             900
European Aeronautic Defense and Space Co. (N)          35,200           1,076
Heineken Holding NV Class A                             9,500             290
Heineken NV (N)                                       140,495           4,809
ING Groep NV                                          594,620          17,112
Koninklijke Philips Electronics NV                    146,478           3,826
OCE NV                                                 15,500             237
Randstad Holdings NV                                   31,400           1,228
Reed Elsevier NV                                      246,091           3,320
Rodamco Europe NV                                       8,500             644
Royal Dutch Petroleum Co. (N)                         264,258          15,344
Royal Dutch Petroleum Co. Class S (N)                   6,000             351
Royal KPN NV                                          369,100           3,545
Royal Numico NV (AE)                                   97,500           3,733
TPG NV                                                 29,600             812
Unilever NV                                            57,494           3,747
VNU NV (N)                                             21,203             619
Wolters Kluwer NV                                     123,969           2,235
                                                                 ------------
                                                                       74,002
                                                                 ------------

New Zealand - 0.3%
Carter Holt Harvey, Ltd.                              495,580             767
Sky City Entertainment Group, Ltd.                     12,900              47
Telecom Corp. of New Zealand, Ltd.                    911,024           3,986
                                                                 ------------
                                                                        4,800
                                                                 ------------

Norway - 0.5%
DNB NOR ASA (N)                                       463,463           4,242
Norsk Hydro ASA (N)                                    25,200           1,915
Norske Skogindustrier ASA (N)                          11,800             231
Statoil ASA (N)                                        67,300           1,020
Yara International ASA (AE)                            30,800             363
                                                                 ------------
                                                                        7,771
                                                                 ------------

 36  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Portugal - 0.1%
Energias de Portugal SA                               334,490             985
Portugal Telecom SGPS SA                               33,000             409
                                                                 ------------
                                                                        1,394
                                                                 ------------

Russia - 0.1%
Vimpel-Communications - ADR (AE)                       34,200           1,137
YUKOS - ADR (AE)(N)                                    13,000              27
                                                                 ------------
                                                                        1,164
                                                                 ------------

Singapore - 1.2%
CapitaLand, Ltd. (N)                                  150,000             210
City Developments, Ltd.                                87,000             364
ComfortDelgro Corp., Ltd.                              83,000              76
DBS Group Holdings, Ltd.                              501,900           4,844
Flextronics International, Ltd. (AE)                  106,600           1,508
Fraser and Neave, Ltd.                                 19,000             194
Jardine Cycle & Carriage, Ltd.                         30,000             183
Keppel Corp., Ltd. (N)                                227,000           1,276
NatSteel, Ltd. (N)                                     49,400              66
Neptune Orient Lines, Ltd.                             42,000              87
Oversea-Chinese Banking Corp.                         214,000           1,791
Parkway Holdings, Ltd.                                168,000             161
SembCorp Industries, Ltd.                              75,000              85
Singapore Airlines, Ltd.                                6,000              43
Singapore Technologies Engineering, Ltd.              114,000             167
Singapore Telecommunications, Ltd.                  3,236,519           5,041
Starhub, Ltd. (AE)                                     64,000              51
United Overseas Bank, Ltd.                            240,100           2,038
United Overseas Land, Ltd.                              3,000               4
Venture Corp., Ltd.                                    28,000             268
                                                                 ------------
                                                                       18,457
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

South Africa - 0.1%
MTN Group, Ltd.                                       114,200             857
Nedcor, Ltd.                                          108,557           1,319
                                                                 ------------
                                                                        2,176
                                                                 ------------

South Korea - 0.5%
Hanna Bank (AE)                                        34,170             908
Korea Electric Power Corp. - ADR (N)                  102,500           1,389
KT Corp. - ADR                                         66,200           1,434
POSCO - ADR                                             1,500              68
Samsung Electronics - GDR                               5,420           1,301
Samsung Electronics Co., Ltd. - GDR (p)                 1,100             265
Samsung Electronics Co., Ltd.                           3,180           1,535
                                                                 ------------
                                                                        6,900
                                                                 ------------

Spain - 4.3%
Acerinox SA (N)                                         7,200             110
ACS Actividades Cons y Serv                            90,792           2,275
Altadis SA                                            110,221           4,810
Amadeus Global Travel Distribution SA Class A          84,700             798
Antena 3 de Television SA (AE)(N)                       1,000              77
Banco Bilbao Vizcaya Argentaria SA (N)                248,200           4,179
Banco de Sabadell SA (N)                               76,100           1,942
Banco Santander Central Hispano SA (N)                524,046           6,222
Bankinter SA (N)                                        7,200             371
Corp Mapfre SA (N)                                     65,180             951
Endesa SA (N)                                         219,557           4,999
Fomento de Construcciones y Contratas SA (N)            5,800             282
Gestevision Telecinco SA (AE)                          25,300             547
Grupo Ferrovial SA (N)                                 20,400           1,220
Iberdrola SA (N)                                      171,291           4,242
Iberia Lineas Aereas de Espana (N)                    141,800             490
Inditex SA (N)                                         41,500           1,175
Indra Sistemas SA                                      55,300             946
Red Electrica de Espana (N)                             1,700              40
Repsol YPF SA (N)                                     238,888           6,102
Repsol YPF SA - ADR (N)                                93,883           2,399
Sociedad General de Aguas de Barcelona SA Class
   A                                                    2,400              51
Sogecable SA (AE)(N)                                   20,600             813
Telefonica SA                                       1,179,552          21,462
Union Fenosa SA (N)                                     8,300             224
                                                                 ------------
                                                                       66,727
                                                                 ------------

Sweden - 2.2%
Atlas Copco AB Class A (N)                              9,900             461
Billerud AB (N)                                         6,000              96
Electrolux AB                                          92,410           1,970
Gambro AB Class A (AE)                                  5,500              81
Hennes & Mauritz AB Class B                           194,444           6,411
Lundin Petroleum AB (AE)                               16,000             102
Nordea Bank AB                                        241,000           2,232
OMX AB (AE)(N)                                          9,800             116
Sandvik AB (N)                                          8,600             351

                                                          International Fund  37

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Scania AB Class B (AE)(N)                              11,500             456
Securitas AB Class B                                   62,300             985
Skandia Forsakrings AB (N)                            312,008           1,616
Skandinaviska Enskilda Banken AB Class A               22,000             392
Skanska AB Class B                                      8,200              95
Svenska Cellulosa AB Class B                           52,000           1,990
Svenska Handelsbanken Class A                         226,441           5,361
Swedish Match AB (AE)                                  17,500             210
Tele2 AB Class B (N)                                    3,100             106
Telefonaktiebolaget LM Ericsson - ADR (AE)(N)          11,200             329
Telefonaktiebolaget LM Ericsson Class B (AE)        2,541,705           7,454
TeliaSonera AB                                         20,000             113
Volvo AB
   Class A                                              6,200             242
   Class B (N)                                         59,900           2,429
                                                                 ------------
                                                                       33,598
                                                                 ------------

Switzerland - 5.7%
ABB, Ltd. (AE)                                         18,200             100
Adecco SA (N)                                           7,700             399
Clariant AG                                            66,530           1,091
Compagnie Financiere Richemont AG Class A             204,651           6,403
Credit Suisse Group (AE)(N)                           194,950           7,846
Georg Fischer AG (AE)                                     816             216
Givaudan                                                1,759           1,110
Holcim, Ltd.                                           37,972           2,371
Julius Baer Holding AG Class B (N)                      2,985           1,044
Lonza Group AG                                         29,143           1,794
Micronas Semiconductor Holdings (AE)                    7,500             338
Nestle SA (N)                                          36,232           9,508
Novartis AG (N)                                       281,845          13,512
PubliGroupe SA                                            164              51
Rieter Holding AG                                         223              68
Roche Holding AG                                       85,905           9,147
Serono SA (N)                                             736             455
STMicroelectronics NV (N)                              34,800             581
Straumann Holding AG (N)                                   63              13
Sulzer AG                                               1,969             783
Swatch Group AG Class B                                 1,800             252
Swiss Life Holding (AE)                                   589              88
Swiss Reinsurance                                      65,961           4,510
Swisscom AG (AE)                                        8,184           3,094
Syngenta AG (AE)                                       28,280           3,042
Synthes, Inc. (AE)                                     13,348           1,529
UBS AG (N)                                            145,139          11,774
Valora Holding AG                                         523             133
Xstrata PLC                                           268,730           4,681
Zurich Financial Services AG                            9,952           1,655
                                                                 ------------
                                                                       87,588
                                                                 ------------

Taiwan - 0.5%
First Financial Holding Co., Ltd. (AE)              2,985,000           2,500
Taiwan Semiconductor Manufacturing Co., Ltd.        1,670,000           2,725
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                127,080           1,038
United Microelectronics Corp. - ADR (AE)(N)           444,013           1,416
                                                                 ------------
                                                                        7,679
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Thailand - 0.1%
Bangkok Bank PCL                                      193,500             582
Kasikornbank PCL (AE)                                 978,600           1,472
Siam City Bank PCL                                    289,700             196
                                                                 ------------
                                                                        2,250
                                                                 ------------

Turkey - 0.1%
Turkcell Iletisim Hizmet AS                           134,999             991
Turkiye Garanti Bankasi AS (AE)                       197,100             789
                                                                 ------------
                                                                        1,780
                                                                 ------------

United Kingdom - 18.6%
3i Group PLC                                          194,422           2,559
Alliance & Leicester PLC                               16,400             276
Alliance Unichem PLC                                   17,400             246
Anglo American PLC                                    108,245           2,511
ARM Holdings PLC (N)                                  166,400             308
Arriva PLC                                             17,000             176
Associated British Foods PLC                           66,000             937
AstraZeneca PLC                                       170,251           6,400
Aviva PLC                                             566,830           6,779
AWG PLC                                                18,099             286
BAA PLC                                               138,400           1,626
BAE Systems PLC                                       975,937           4,512
Barclays PLC                                          718,368           7,874
Barratt Developments PLC                               32,600             373
BG Group PLC                                        1,009,155           6,875
BHP Billiton PLC                                      142,013           1,757
BOC Group PLC                                         205,197           3,795
Boots Group PLC                                       563,727           7,076
BP PLC                                              2,224,052          21,906
Bradford & Bingley PLC                                 55,900             348

 38  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brambles Industries PLC                               623,210           3,222
British Airways PLC (AE)                               89,200             446
British American Tobacco PLC                          377,095           6,534
British Land Co. PLC                                   90,600           1,469
British Sky Broadcasting PLC                           70,040             745
BT Group PLC                                        1,037,100           4,062
Bunzl PLC                                             232,668           1,943
Cairn Energy PLC (AE)                                   4,000              84
Capita Group PLC                                      159,300           1,076
Carnival PLC                                          104,918           6,291
Centrica PLC                                          509,403           2,238
Colt Telecom Group PLC (AE)                            12,500              13
Compass Group PLC                                     125,400             569
Corus Group PLC (AE)                                  452,783             458
Davis Service Group PLC                                 4,000              33
Diageo PLC                                            483,611           6,589
Dixons Group PLC                                       14,100              42
easyJet PLC (AE)                                        7,600              31
EMI Group PLC                                         111,900             558
Firstgroup PLC                                          8,300              58
FKI PLC                                                28,500              68
GKN PLC                                               984,748           4,511
GlaxoSmithKline PLC                                   739,500          16,364
HBOS PLC                                              627,638          10,006
HMV Group PLC                                         137,600             674
HSBC Holdings PLC                                     782,735          12,950
Imperial Chemical Industries PLC                      145,200             645
Imperial Tobacco Group PLC                            288,169           7,554
Inchcape PLC                                           19,300             736
Intercontinental Hotels Group PLC                     244,353           3,072
ITV PLC                                               314,021             690
J Sainsbury PLC                                       430,266           2,293
Johnston Press PLC                                     40,100             404
Kelda Group PLC                                        28,500             323
Kesa Electricals PLC                                  110,655             666
Land Securities Group PLC                               6,000             156
Lloyds TSB Group PLC                                  977,863           9,139
Man Group PLC                                          45,816           1,173
Marks & Spencer Group PLC                             138,200             940
Meggitt PLC                                            64,400             334
MFI Furniture PLC                                      58,400             147
Mitchells & Butlers PLC                               388,450           2,379
mmO2 PLC (AE)                                       1,422,500           3,369
MyTravel Group PLC (AE)(N)                            198,800              25
National Grid Transco PLC                             119,200           1,159
Next PLC                                               61,900           1,831
Northern Foods PLC                                    165,000             490
Old Mutual PLC                                        102,600             244
Pearson PLC                                           127,600           1,480
Pennon Group PLC (N)                                   32,800             600
Persimmon PLC                                          89,400           1,211
Prudential PLC                                        109,771             951
Punch Taverns PLC                                     202,020           2,547
Reckitt Benckiser PLC                                  44,800           1,331
Reed Elsevier PLC                                     163,600           1,487
Reuters Group PLC                                     226,700           1,700
Rexam PLC                                             127,336           1,091
Rio Tinto PLC                                         226,239           7,030
RMC Group PLC                                          75,300           1,200
Rolls-Royce Group PLC                                 150,190             738
Royal & Sun Alliance Insurance Group                  921,827           1,489
Royal Bank of Scotland Group PLC                      299,829           9,944
SABMiller PLC                                          10,900             167
Scottish & Newcastle PLC                               25,400             209
Scottish & Southern Energy PLC                         94,200           1,578
Scottish Power PLC                                    121,600             965
Shell Transport & Trading Co. PLC                   1,385,598          12,095
Shire Pharmaceuticals PLC                              49,600             579
Smiths Group PLC                                       26,400             418
SSL International PLC                                   9,500              59
Stagecoach Group PLC                                  119,937             265
Standard Chartered PLC                                118,708           2,180
Tate & Lyle PLC                                        75,900             629
Taylor Woodrow PLC                                     94,000             507
Tesco PLC                                             560,600           3,254
Trinity Mirror PLC                                     67,400             863
Unilever PLC                                          701,742           6,661
United Business Media PLC                              32,511             331
United Utilities PLC                                   39,800             416
Vodafone Group PLC                                  9,272,678          23,924
Whitbread PLC                                          84,000           1,394
Wimpey George PLC                                     180,900           1,427
Wolseley PLC                                           23,800             492
                                                                 ------------
                                                                      286,635
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

United States - 0.2%
Carnival Corp.                                          1,700              98
Logitech International SA (AE)                          4,700             288

                                                          International Fund  39

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
News Corp.                                             21,603             363
Transocean, Inc. (AE)                                  40,600           1,786
                                                                 ------------
                                                                        2,535
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,145,001)                                                   1,444,350
                                                                 ------------

PREFERRED STOCKS - 0.2%

Brazil - 0.1%
Banco Itau Holding Financeira SA                        5,500             822
                                                                 ------------

Germany - 0.1%
Fresenius AG                                           12,500           1,268
Fresenius Medical Care AG                               3,100             180
Porsche AG (N)                                          1,079             703
ProSieben SAT.1 Media AG                                5,800             107
                                                                 ------------
                                                                        2,258
                                                                 ------------

Italy - 0.0%
Unipol SpA                                             25,200              91
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,554)                                                           3,171
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------

OPTIONS PURCHASED - 0.2%

(Number of Contracts)
Belgium - 0.2%
Bel 20 Index Future
   Feb 2005 2,971.93 (EUR) Call (184)                   3,680           2,538
   Feb 2005 2,984.29 (EUR) Call (2)                        40              27
                                                                 ------------
                                                                        2,565
                                                                 ------------
Switzerland - 0.0%
Swiss Market Index
   Mar 2005 5,622.30 (CHF) Put (200)                    2,000             841
   Mar 2005 5,658.00 (CHF) Put (19)                       190              80
                                                                 ------------
                                                                          921
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $3,360)                                                           3,486
                                                                 ------------


                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------


WARRANTS & RIGHTS - 0.1%

Germany - 0.0%
KarstadtQuelle AG Rights (AE)(A)                           83              --
                                                                 ------------

Hong Kong - 0.0%
Kingboard Chemical Holdings, Ltd.
   2006 Warrants (AE)                                       2               1
                                                                 ------------

Luxembourg - 0.1%
Bharti Televentures
   2009 Warrants (AE)                                     124             582
Satyam Computer Services, Ltd.
   2007 Warrants (AE)                                     141           1,197
                                                                 ------------
                                                                        1,779
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $2,253)                                                           1,780
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.0%

Cayman Islands - 0.1%
SMFG Finance, Ltd.
   Series REGS (p)
   2.250% due 07/11/05                                 60,000           1,346
                                                                 ------------

United Kingdom - 0.0%
Credit Suisse Group Finance Guernsey, Ltd.
   6.000% due 12/23/05                                    125             142
                                                                 ------------

United States - 4.9%
Frank Russell Investment Company Money Market
   Fund                                            62,814,000          62,814
United States Treasury Bills (z)(sec.)
   2.234% due 03/17/05 (c)                              8,000           7,979
   2.325% due 04/14/05                                  5,000           4,971
                                                                 ------------
                                                                       75,764
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $76,496)                                                         77,252
                                                                 ------------

 40  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------


OTHER SECURITIES - 20.7%
Frank Russell Investment Company Money Market
   Fund (X)                                       133,303,270         133,303
State Street Securities Lending Quality Trust
   (X)                                            184,374,668         184,375
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $317,678)                                                       317,678
                                                                 ------------

TOTAL INVESTMENTS - 120.0%
(identified cost $1,547,342)                                        1,847,717

OTHER ASSETS AND LIABILITIES,

NET - (20.0%)                                                        (308,452)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,539,265
                                                                 ============


           See accompanying notes which are an integral part of the schedules of investments.

                                                          International Fund  41

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 02/05 (93)                               8,733                168

CAC-40 Index (France)
   expiration date 03/05 (155)                              7,927                 61

DAX Index (Germany)
   expiration date 03/05 (67)                               9,325                 18
DJ STOXX 50 Index (EMU)
   expiration date 03/05 (367)                             14,323                388
FTSE-100 Index (UK)
   expiration date 03/05 (183)                             16,657                243

Hang Seng Index (Hong Kong)
   expiration date 02/05 (78)                               6,854                 61

IBEX Plus Index (Spain)
   expiration date 02/05 (15)                               1,803                 28

SPI 200 Index (Australia)
   expiration date 03/05 (149)                             11,792                231

TOPIX Index (Japan)
   expiration date 03/05 (129)                             14,234                465

Short Positions

CAC-40 Index (France)
   expiration date 02/05 (101)                              5,158                (65)

FTSE-100 Index (UK)
   expiration date 03/05 (52)                               4,733                (97)

MIB-30 (Italy)
   expiration date 03/05 (12)                               2,458                (71)

TOPIX Index (Japan)
   expiration date 03/05 (10)                               1,103                  3
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,433
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Future
   Feb 2005 2,971.93 (EUR) Put (184)                       14,254             (2,398)
   Feb 2005 2,984.29 (EUR) Put (2)                            156                (26)

Switzerland
Swiss Market Index
   Mar 2005 5,622.30 (CHF) Call (200)                       9,458             (1,065)
   Mar 2005 5,658.00 (CHF) Call (19)                          904                (95)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $3,354)                                                           (3,584)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 42  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              62      AUD            80    02/01/05                 --
USD             386      AUD           500    03/16/05                 --
USD             527      AUD           700    03/16/05                 14
USD             748      AUD         1,000    03/16/05                 25
USD             759      AUD         1,000    03/16/05                 14
USD           4,250      AUD         5,648    03/16/05                113
USD           7,712      AUD        10,329    03/16/05                266
USD           7,839      AUD        10,500    03/16/05                271
USD              16      CAD            20    02/01/05                 --
USD             107      CAD           133    02/01/05                 --
USD               8      CAD            10    02/02/05                 --
USD               8      CAD            10    02/02/05                 --
USD              68      CAD            84    02/03/05                 --
USD           2,712      CHF         3,135    03/16/05                (69)
USD              15      DKK            83    03/16/05                 --
USD              24      DKK           136    03/16/05                 --
USD             282      DKK         1,583    03/16/05                 (5)
USD              10      EUR             8    02/01/05                 --
USD              12      EUR             9    02/01/05                 --
USD              15      EUR            11    02/01/05                 --
USD              19      EUR            14    02/01/05                 --
USD              19      EUR            15    02/01/05                 --
USD              21      EUR            16    02/01/05                 --
USD              23      EUR            18    02/01/05                 --
USD              31      EUR            24    02/01/05                 --
USD              41      EUR            32    02/01/05                 --
USD              89      EUR            68    02/01/05                 --
USD              31      EUR            24    02/02/05                 --
USD              74      EUR            57    02/02/05                 --
USD             193      EUR           149    02/02/05                 --
USD              18      EUR            14    02/03/05                 --
USD             232      EUR           178    03/16/05                 --
USD           1,305      EUR         1,000    03/16/05                 (1)
USD           1,311      EUR         1,000    03/16/05                 (7)
USD           1,314      EUR         1,000    03/16/05                (10)
USD           1,323      EUR         1,000    03/16/05                (18)
USD           2,646      EUR         1,993    03/16/05                (46)
USD           3,247      EUR         2,450    03/16/05                (52)
USD          11,919      EUR         9,000    03/16/05               (181)
USD          15,628      EUR        11,800    03/16/05               (239)
USD          31,787      EUR        24,000    03/16/05               (488)
USD              52      GBP            28    02/01/05                 --
USD             837      GBP           450    03/16/05                  8
USD           1,345      GBP           700    03/16/05                (30)
USD           1,867      GBP         1,000    03/16/05                 11

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,879      GBP         1,000    03/16/05                 --
USD           1,913      GBP         1,000    03/16/05                (34)
USD           3,734      GBP         2,000    03/16/05                 23
USD           6,103      GBP         3,173    03/16/05               (143)
USD           7,427      GBP         3,900    03/16/05               (102)
USD           8,568      GBP         4,500    03/16/05               (116)
USD          20,955      GBP        11,000    03/16/05               (294)
USD          23,327      GBP        12,249    03/16/05               (320)
USD              20      HKD           153    02/01/05                 --
USD              54      HKD           419    02/02/05                 --
USD              20      HKD           157    02/03/05                 --
USD             134      HKD         1,039    03/16/05                 (1)
USD             439      HKD         3,394    03/16/05                 (3)
USD               3      JPY           315    02/01/05                 --
USD              13      JPY         1,386    02/01/05                 --
USD              17      JPY         1,732    02/01/05                 --
USD              28      JPY         2,901    02/01/05                 --
USD             128      JPY        13,202    02/01/05                 --
USD              71      JPY         7,350    02/02/05                 --
USD               5      JPY           555    02/03/05                 --
USD             212      JPY        21,922    02/03/05                 --
USD             344      JPY        35,675    02/03/05                 --
USD             960      JPY       100,000    03/16/05                  8
USD             970      JPY       100,000    03/16/05                 (2)
USD           1,345      JPY       140,000    03/16/05                 11
USD          12,908      JPY     1,350,000    03/16/05                163
USD          14,665      JPY     1,494,901    03/16/05               (191)
USD          18,271      JPY     1,910,000    03/16/05                222
USD              41      NZD            57    02/02/05                 --
USD           1,779      NZD         2,546    03/16/05                 20
USD           2,779      NZD         3,948    03/16/05                 11
USD              32      SEK           226    02/01/05                 --
USD             252      SEK         1,758    02/01/05                 (1)
USD              51      SEK           354    02/02/05                 --
USD           2,307      SEK        15,911    03/16/05                (29)
USD           2,309      SEK        15,914    03/16/05                (31)
USD           3,455      SEK        23,866    03/16/05                (39)
USD           4,065      SEK        27,547    03/16/05               (121)
USD             875      SGD         1,429    03/16/05                 (2)
USD               2      THB            64    02/01/05                 --
USD               3      THB           120    02/01/05                 --
USD               2      THB            61    02/02/05                 --
USD               3      THB            98    02/02/05                 --
USD               2      THB            68    02/03/05                 --
USD               2      THB            69    02/03/05                 --

           See accompanying notes which are an integral part of the schedules of investments.

                                                          International Fund  43

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              85      TRY           113    02/02/05                 (1)
USD               2      TWD            53    01/31/05                 --
AUD             254      USD           196    02/02/05                 --
AUD           1,000      USD           760    03/16/05                (13)
AUD           1,000      USD           761    03/16/05                (11)
AUD           1,000      USD           768    03/16/05                 (5)
AUD           1,000      USD           773    03/16/05                 --
AUD           1,000      USD           779    03/16/05                  7
AUD           1,500      USD         1,121    03/16/05                (38)
AUD           3,600      USD         2,687    03/16/05                (93)
AUD          10,461      USD         7,872    03/16/05               (208)
CHF              22      USD            18    02/01/05                 --
CHF              25      USD            21    02/01/05                 --
CHF             189      USD           159    02/01/05                 --
CHF             277      USD           234    02/01/05                  1
CHF             123      USD           103    02/02/05                 --
CHF              23      USD            20    02/03/05                 --
CHF             547      USD           466    02/17/05                  5
CHF           2,188      USD         1,925    03/01/05                 81
CHF           1,218      USD         1,033    03/16/05                  6
CHF           5,106      USD         4,429    03/16/05                124
CHF             539      USD           475    04/07/05                 21
EUR              10      USD            13    02/01/05                 --
EUR              12      USD            15    02/01/05                 --
EUR              17      USD            22    02/01/05                 --
EUR             320      USD           417    02/03/05                 --
EUR           1,000      USD         1,309    03/16/05                  5
EUR           1,000      USD         1,341    03/16/05                 37
EUR           1,350      USD         1,787    03/16/05                 27
EUR           2,000      USD         2,658    03/16/05                 50
EUR           2,000      USD         2,701    03/16/05                 92
EUR           2,000      USD         2,720    03/16/05                112
EUR           4,000      USD         5,212    03/16/05                 (5)
EUR           6,000      USD         8,153    03/16/05                328
EUR          14,200      USD        18,808    03/16/05                289
EUR          16,729      USD        22,156    03/16/05                338
EUR             862      USD         1,137    04/11/05                 12
EUR             509      USD           690    06/27/05                 24
GBP              16      USD            30    02/01/05                 --
GBP              17      USD            31    02/01/05                 --
GBP              18      USD            34    02/01/05                 --
GBP              53      USD           100    02/01/05                 --
GBP               7      USD            13    02/02/05                 --
GBP               8      USD            14    02/02/05                 --
GBP              10      USD            19    02/03/05                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
GBP              10      USD            19    02/03/05                 --
GBP              19      USD            36    02/03/05                 --
GBP              23      USD            43    02/03/05                 --
GBP             800      USD         1,529    03/16/05                 26
GBP             970      USD         1,808    03/16/05                (13)
GBP           1,000      USD         1,860    03/16/05                (18)
GBP           1,000      USD         1,877    03/16/05                 (2)
GBP           1,000      USD         1,877    03/16/05                 (1)
GBP           1,000      USD         1,882    03/16/05                  3
GBP           1,000      USD         1,905    03/16/05                 27
GBP           1,000      USD         1,913    03/16/05                 35
GBP           1,000      USD         1,928    03/16/05                 50
GBP           1,684      USD         3,142    03/16/05                (22)
GBP           3,000      USD         5,718    03/16/05                 83
GBP           6,737      USD        12,559    03/16/05                (95)
GBP           7,600      USD        14,470    03/16/05                195
GBP           8,983      USD        16,812    04/29/05                (20)
HKD              71      USD             9    02/01/05                 --
HKD             175      USD            23    03/16/05                 --
IDR          19,825      USD             2    02/01/05                 --
JPY             469      USD             5    02/01/05                 --
JPY           1,287      USD            12    02/01/05                 --
JPY           4,127      USD            40    02/01/05                 --
JPY           7,278      USD            70    02/01/05                 --
JPY          10,627      USD           103    02/01/05                  1
JPY          18,349      USD           177    02/01/05                 --
JPY             290      USD             3    02/02/05                 --
JPY             460      USD             4    02/02/05                 --
JPY           4,119      USD            40    02/02/05                 --
JPY          11,756      USD           114    02/02/05                 --
JPY             468      USD             5    02/03/05                 --
JPY           1,218      USD            12    02/03/05                 --
JPY           1,312      USD            13    02/03/05                 --
JPY           4,091      USD            40    02/03/05                 --
JPY          34,071      USD           329    02/03/05                 --
JPY          67,134      USD           658    03/01/05                  9
JPY          91,917      USD           879    03/16/05                (11)
JPY         100,000      USD           964    03/16/05                 (4)
JPY         100,000      USD           972    03/16/05                  4
JPY         100,000      USD           974    03/16/05                  6
JPY         100,000      USD           975    03/16/05                  7
JPY         100,000      USD           979    03/16/05                 11
JPY         100,000      USD           983    03/16/05                 14
JPY         150,000      USD         1,454    03/16/05                  2
JPY         150,667      USD         1,447    03/16/05                (12)

See accompanying notes which are an integral part of the schedules of investments.

 44  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         350,000      USD         3,350    03/16/05                (39)
JPY         500,000      USD         4,835    03/16/05                 (6)
JPY         950,000      USD         9,097    03/16/05               (101)
JPY         114,851      USD         1,101    04/11/05                (13)
JPY         113,744      USD         1,117    04/20/05                 13
NOK             235      USD            37    02/01/05                 --
NOK             115      USD            18    02/03/05                 --
NZD           6,494      USD         4,500    03/16/05                (89)
SEK             140      USD            20    02/01/05                 --
SEK           1,249      USD           179    02/01/05                  1
SEK              71      USD            10    02/02/05                 --
SEK             213      USD            30    02/02/05                 --
SEK             558      USD            80    02/02/05                 --
SEK          37,643      USD         5,554    03/16/05                165
SGD              33      USD            20    02/02/05                 --
SGD             729      USD           441    03/16/05                 (4)
THB          11,101      USD           288    02/01/05                 --
THB           4,518      USD           117    02/02/05                 --
THB           7,809      USD           202    02/03/05                 --
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  (7)
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          International Fund  45

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
INDUSTRY DIVERSIFICATION                                NET               VALUE
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       6.3             96,974
Consumer Discretionary                                       10.0            154,252
Consumer Staples                                              6.5            100,637
Financial Services                                           25.4            391,271
Health Care                                                   6.7            102,886
Integrated Oils                                               7.3            113,104
Materials and Processing                                     10.1            155,783
Miscellaneous                                                 0.8             11,763
Options                                                       0.2              3,486
Other Energy                                                  0.8             12,007
Producer Durables                                             5.1             77,943
Technology                                                    2.7             41,758
Utilities                                                    12.3            189,143
Warrants & Rights                                             0.1              1,780
Short-Term Investments                                        5.0             77,252
Other Securities                                             20.7            317,678
                                                  ---------------    ---------------

Total Investments                                           120.0          1,847,717
Other Assets and Liabilities, Net                           (20.0)          (308,452)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,539,265
                                                  ===============    ===============

GEOGRAPHIC DIVERSIFICATION                             % OF              MARKET
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1              2,176
Asia                                                          8.8            134,704
Europe                                                       44.0            677,721
Japan                                                        20.4            313,285
Latin America                                                 0.8             12,261
Middle East                                                    --                456
United Kingdom                                               18.6            286,635
Options                                                       0.2              3,486
Other                                                         1.4             22,063
Short-Term Investments                                        5.0             77,252
Other Securities                                             20.7            317,678
                                                  ---------------    ---------------

Total Investments                                           120.0          1,847,717
Other Assets and Liabilities, Net                           (20.0)          (308,452)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,539,265
                                                  ===============    ===============

See accompanying notes which are an integral part of the schedules of investments.

 46  International Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 93.0%

Asset-Backed Securities - 7.8%
ABSC NIMs Trust
   Series 2004-HE5, Class A1 (p)
   5.000% due 08/27/34                                    209             208
American Airlines, Inc.
   7.858% due 10/01/11                                    325             333
Amortizing Residential Collateral Trust
   Series 2002-BC5, Class A (E)
   2.850% due 07/25/32                                     57              57
Argent Securities, Inc.
   Series 2004-W7, Class A3 (E)
   2.640% due 05/25/34                                  1,057           1,057
Asset Backed Funding Corp. NIM Trust
   Series 2003-OPT, Class NOTE (p)
   6.900% due 07/26/33                                    103             102
Centex Home Equity
   Series 2003-A, Class AV1 (E)
   2.810% due 03/25/33                                    241             241
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2004-1, Class 1A1
   2.640% due 11/25/18                                    373             373
   Series 2002-2, Class 2A1
   2.780% due 05/25/32                                    713             714
Chase Funding Net Interest Margin (p)
   Series 2003-C1A, Class NOTE
   6.750% due 03/27/36                                     80              81
   Series 2003-5A, Class NOTE
   5.750% due 11/27/34                                      7               8
Citifinancial Mortgage Securities, Inc.
   Series 2003-4, Class AF1 (E)
   2.700% due 10/25/33                                    307             307
Collegiate Funding Services Education Loan Trust
   I
   Series 2003-A, Class A1 (E)
   2.609% due 03/28/12                                     89              89
Countrywide Asset-Backed Certificates
   Series 2001-BC3, Class A (E)
   2.770% due 12/25/31                                    187             187
   Series 2004-7, Class AF2
   3.324% due 12/25/23                                    555             550
   Series 2004-7, Class 2AV1 (E)
   2.680% due 12/25/22                                    909             909
   Series 2004-13, Class AF2
   3.683% due 08/25/24                                    860             855
   Series 2004-S1, Class A1 (E)
   2.750% due 12/25/18                                  2,699           2,699
   Series 2004-14N, Class N (p)
   5.000% due 06/25/36                                    288             288
   Series 2003-BC4, Class 2A2 (E)
   2.850% due 09/25/33                                    565             566
   Series 2003-S2, Class A1 (E)
   2.700% due 12/25/18                                    359             359
   Series 2003-5, Class AF1B (E)
   2.710% due 08/25/22                                      6               6
   Series 2003-5NF, Class NF (p)
   6.750% due 02/25/34                                     95              96
   Series 2003-BC2, Class 2A1 (E)
   2.830% due 06/25/33                                    174             174
Credit-Based Asset Servicing and Securitization
   Series 2004-CB6, Class AF1 (E)
   2.720% due 07/25/35                                    823             824
Daimler Chrysler Auto Trust
   Series 2005-A, Class A3
   3.490% due 12/08/08                                  1,165           1,163
Discover Card Master Trust I
   Series 2005-1, Class A (E)
   2.490% due 09/16/10                                  3,075           3,075
Equifirst Mortgage Loan Trust
   Series 2004-1, Class 2A1 (E)
   2.630% due 01/25/34                                    879             879
Equity One ABS, Inc.
   Series 2004-2, Class AF1 (E)
   2.640% due 07/25/34                                    630             630
Fannie Mae
   Series 1992-158, Class ZZ
   7.750% due 08/25/22                                    477             513
Fannie Mae Grantor Trust (E)
   Series 2002-T5, Class A1
   2.650% due 05/25/32                                  1,344           1,346
   Series 2002-T13, Class A1
   2.630% due 08/25/32                                     14              14
   Series 2004-T4, Class A1
   2.610% due 06/25/17                                  1,593           1,593
Fannie Mae Whole Loan (E)
   Series 2002-W2, Class AV1
   2.660% due 06/25/32                                    688             688
   Series 2003-W16, Class AV1
   2.680% due 11/25/33                                    730             730
FHA Proj Citi 68 NP
   7.430% due 06/27/21                                    269             276

                                                         Fixed Income I Fund  47

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Franklin NIM Trust (p)
   Series 2004-FFH, Class N1
   3.967%-4.212%
   due 03/25/34-04/25/34                                1,451           1,451
   Series 2004-FFH, Class N2
   7.385% due 03/25/34                                    285             285
   Series 2004-FF5, Class N1
   3.475% due 08/25/34                                    755             755
First National Master Note Trust
   Series 2003-1, Class A (E)
   2.580% due 08/15/08                                    660             661
First USA Credit Card Master Trust
   Series 1998-4, Class A (E)
   2.600% due 03/18/08                                    765             765
Ford Credit Auto Owner Trust
   Series 2005-A, Class A3
   3.480% due 11/15/08                                  1,850           1,848
Ford Credit Floorplan Master Owner Trust (E)
   Series 2004-1, Class A
   2.443% due 07/15/09                                  1,770           1,771
   Series 2001-2, Class A
   2.620% due 07/15/08                                  1,115           1,117
Freddie Mac
   Series 1998-210, Class ZM
   6.000% due 12/15/28                                  1,146           1,182
Fremont NIM Trust
   Series 2004-B, Class NOTE (p)
   4.703% due 05/25/34                                    308             306
GMAC Mortgage Corp. Loan Trust
   Series 1999-1, Class A (E)
   2.770% due 06/18/27                                    793             794
   Series 2004-HE2, Class A1C (E)
   2.630% due 10/25/33                                    841             841
   Series 2004-HE5, Class A3
   3.970% due 09/25/34                                    590             589
Green Tree Financial Corp.
   Series 1995-5, Class M1
   7.650% due 09/15/26                                  1,065           1,150
GSAMP Trust
   Series 2004-SEA, Class A1A (E)
   2.720% due 10/25/33                                    804             804
   Series 2003-AHL, Class A2A (E)
   2.730% due 10/25/33                                    536             537
   Series 2004-FM1, Class NOTE (p)
   5.250% due 11/25/33                                    250             249
   Series 2004-AR2, Class A3A (E)
   2.680% due 08/25/34                                    147             147
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2001-1, Class A
   2.790% due 01/20/31                                    204             205
   Series 2003-1, Class A
   2.850% due 10/20/32                                    417             417
Home Equity Mortgage Trust
   Series 2004-4, Class A2 (E)
   2.680% due 12/25/34                                    600             600
Long Beach Asset Holdings Corp. (p)
   Series 2003-4, Class N1
   6.535% due 08/25/33                                      5               5
   Series 2003-2, Class N1
   7.627% due 06/25/33                                      4               4
   Series 2005-1, Class N1
   4.115% due 02/25/35                                    845             845
Long Beach Mortgage Loan Trust (E)
   Series 2004-1, Class A4
   2.660% due 02/25/34                                    672             672
   Series 2003-1, Class A2
   2.930% due 03/25/33                                    172             173
Master Asset Backed Securities Trust
   Series 2004-OPT, Class A3 (E)
   2.790% due 02/25/34                                    502             502
Merrill Lynch Mortgage Investors, Inc.
   Series 2004-WMC, Class A2 (E)
   2.830% due 10/25/34                                    809             811
   Series 2003-WMC, Class A2 (E)
   2.870%-2.890%
   due 11/25/33-02/25/34                                  607             608
   Series 2002-NC1, Class A1 (E)
   2.850% due 05/25/33                                     71              71
   Series 2003-OP1, Class N1 (p)
   7.250% due 09/25/34                                    156             157
   Series 2004-WM1, Class N1 (p)
   4.500% due 10/25/34                                    282             281
Morgan Stanley ABS Capital I (E)
   Series 2004-HE2, Class A3
   2.660% due 03/25/34                                    847             847
   Series 2003-NC5, Class A2
   2.810% due 04/25/33                                    347             347
   Series 2003-NC1, Class A2
   2.730% due 10/25/33                                    211             211
   Series 2004-HE1, Class A3
   2.690% due 01/25/34                                    443             443
   Series 2005-HE1, Class A3A
   2.674% due 12/25/34                                  2,100           2,101
   Series 2003-HE3, Class M2
   4.230% due 10/25/33                                    435             440

 48  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley Capital I, Inc.
   Series 2004-RR2, Class A2 (p)
   5.450% due 10/28/33                                  1,370           1,424
Morgan Stanley Dean Witter Capital I
   Series 2003-NC4, Class A2 (E)
   2.900% due 04/25/33                                    299             299
Navistar Financial Corp. Owner Trust
   Series 2003-B, Class A3 (E)
   2.680% due 04/15/08                                    840             842
Nissan Master Owner Trust Receivables
   Series 2003-A, Class A1 (E)
   2.463% due 09/15/08                                  1,260           1,261
North Carolina State Education Assistance
   Authority
   Series 2000-200, Class G (E)
   2.560% due 06/01/09                                     56              56
Novastar Home Equity Loan
   Series 2004-4, Class A2A (E)
   2.608% due 03/25/35                                    860             860
Novastar NIM Trust (p)
   Series 2004-N1, Class NOTE
   4.458% due 02/26/34                                    507             507
   Series 2004-N2, Class NOTE
   4.458% due 06/26/34                                    559             557
Option One Mortgage Loan Trust (E)
   Series 2001-4, Class A
   2.830% due 01/25/32                                    328             328
   Series 2003-1, Class A2
   2.950% due 02/25/33                                    834             837
   Series 2003-2, Class A2
   2.830% due 04/25/33                                    398             398
   Series 2002-2, Class A
   2.800% due 06/25/32                                    275             276
   Series 2005-1, Class A2
   2.573% due 02/25/35                                  2,100           2,099
Option One Mortgage Securities Corp. NIM Trust
   (E)(p)
   Series 2003-3, Class N
   2.840% due 04/25/10                                     72              72
   Series 2003-6A, Class NOTE
   2.764% due 10/26/10                                    303             303
Pacificamerica Home Equity Loan
   Series 1998-2, Class AF
   6.590% due 06/26/28                                     44              44
Park Place Securities, Inc.
   Series 2005-WCH, Class A3A (E)
   2.664% due 01/25/36                                    770             770
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1, Class AF2
   3.914% due 05/25/35                                    160             160
Renaissance NIM Trust (p)
   Series 2003-D, Class NOTE
   6.657% due 03/26/34                                    173             174
   Series 2004-B, Class NOTE
   5.193% due 08/26/34                                    401             401
   Series 2004-D, Class NOTE
   4.459% due 02/25/35                                    570             570
Residential Asset Mortgage Products, Inc.
   Series 2004-RS6, Class AI1 (E)
   2.680% due 08/25/22                                  1,090           1,090
   Series 2002-RS5, Class AII (E)
   2.900% due 09/25/32                                    506             507
   Series 2004-RS2, Class AIIB (E)
   2.780% due 02/25/34                                  1,122           1,123
   Series 2003-RS1, Class AII (E)
   2.920% due 02/25/33                                    708             711
   Series 2003-RS2, Class AII (E)
   2.870% due 03/25/33                                    790             792
   Series 2003-RS3, Class AII (E)
   2.890% due 04/25/33                                    660             662
   Series 2004-RS4, Class AI3
   4.003% due 01/25/30                                    420             421
   Series 2004-RS6, Class AI3
   4.540% due 08/25/28                                    335             339
   Series 2004-RS7, Class AI3
   4.450% due 07/25/28                                    620             627
   Series 2004-RS8, Class AI1 (E)
   2.710% due 12/25/23                                  1,867           1,867
   Series 2004-RS8, Class AI2
   3.810% due 01/25/26                                    335             335
   Series 2004-RS8, Class AI3
   4.230% due 05/25/29                                    220             221
   Series 2004-RS8, Class AII1 (E)
   2.670% due 05/25/26                                  1,359           1,359
Residential Asset Securities Corp.
   Series 2001-KS1, Class AII (E)
   2.765% due 03/25/32                                    293             293
   Series 2002-KS3, Class A1B (E)
   2.780% due 05/25/32                                    705             706
   Series 2003-KS9, Class AI1 (E)
   2.690% due 02/25/21                                    202             202
   Series 2004-KS8, Class AI2
   3.340% due 10/25/24                                    820             815

                                                         Fixed Income I Fund  49

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-KS1, Class AI3
   3.320% due 02/25/29                                    335             334
Saxon Asset Securities Trust (E)
   Series 2003-1, Class AV1
   2.840% due 06/25/33                                    682             683
   Series 2004-1, Class A
   2.800% due 03/25/35                                  1,093           1,094
Saxon Net Interest Margin Trust
   Series 2003-A, Class A (p)
   6.656% due 08/26/33                                    134             134
Securitized Asset Backed Receivables LLC Trust
   Series 2004-OP1, Class A2 (E)
   2.780% due 02/25/34                                    550             550
Sharp SP I LLC Net Interest Margin Trust (p)
   Series 2004-FM1, Class N
   6.160% due 09/25/33                                    128             128
   Series 2004-OP1, Class NA
   4.450% due 12/25/33                                    419             418
SLM Student Loan Trust (E)
   Series 2003-8, Class A2
   2.530% due 06/15/11                                    577             577
   Series 2004-9, Class A1
   2.690% due 10/26/09                                  1,375           1,375
   Series 2004-10, Class A1
   2.063% due 07/27/09                                  1,441           1,441
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1, Class A
   2.870% due 01/25/34                                    394             395
   Series 2004-BC2, Class A2
   2.800% due 05/25/35                                    808             809
Structured Asset Securities Corp.
   Series 2003-BC1, Class A (E)
   3.030% due 05/25/32                                    620             621
   Series 2004-19X, Class A2
   4.370% due 10/25/34                                    765             763
   Series 2005-2XS, Class 1A2A
   4.510% due 02/25/35                                    635             635
Superior Wholesale Inventory Financing Trust
   Series 2004-A9, Class A (E)
   2.453% due 05/15/09                                  3,650           3,653
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    234             248
Volkswagen Credit Auto Master Trust
   Series 2000-1, Class A (E)
   2.655% due 08/20/07                                  1,485           1,486
Wachovia Asset Securitization, Inc.
   Series 2003-HE3, Class A (E)
   2.780% due 11/25/33                                    498             498
                                                                 ------------
                                                                       87,132
                                                                 ------------

Corporate Bonds and Notes - 14.8%
Altria Group, Inc.
   7.000% due 11/04/13                                    580             634
Amerada Hess Corp.
   7.300% due 08/15/31                                    530             615
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              36
American RE Corp.
   Series B
   7.450% due 12/15/26                                    495             569
Anheuser-Busch Cos., Inc.
   4.950% due 01/15/14                                    535             553
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    715             800
Bank of America Corp.
   3.875%-4.375% due 01/15/08-12/01/10                  2,095           2,105
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    170             190
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                                    655             632
BellSouth Corp.
   4.750% due 11/15/12                                    170             171
   5.200% due 12/15/16 (N)                                 70              70
Berkshire Hathaway Finance Corp. (p)
   4.125% due 01/15/10                                  1,260           1,259
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    150             164
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     80              94
Campbell Soup Co.
   5.875% due 10/01/08                                    165             176
Caterpillar Financial Services Corp. (N)
   4.875% due 06/15/07                                    460             472
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    195             208
CIT Group, Inc.
   5.750%-6.875% due 09/25/07-11/01/09                    200             215

 50  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citicorp
   7.250% due 10/15/11                                    455             528
Citigroup, Inc.
   3.500%-5.750% due 05/10/06-09/15/14                  9,405           9,575
Clorox Co. (p)
   4.200%-5.000% due 01/15/10-01/15/15                    290             293
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    105             110
Comcast Cable Communications
   6.875% due 06/15/09                                  1,220           1,348
Comcast Cable Communications Holdings, Inc.
   8.375%-9.455% due 03/15/13-11/15/22                  2,950           3,798
Comcast Corp.
   5.850%-6.500% due 01/15/10-01/15/15                    920           1,019
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                    735             903
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    380             410
Continental Airlines, Inc.
   Series 00-1
   7.918% due 05/01/10                                    335             338
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                    100             103
COX Communications, Inc.
   3.875% due 10/01/08                                    240             236
   4.625% due 01/15/10 (p)                              5,000           4,979
Credit Suisse First Boston USA, Inc.
   3.875%-5.500% due 01/15/08-08/15/13                    830             833
DaimlerChrysler NA Holding Corp.
   4.050% due 06/04/08                                  1,105           1,100
Detroit Edison Co.
   6.125%-6.350% due 10/01/10-10/15/32                    225             250
Devon Energy Corp.
   2.750%-7.950% due 08/01/06-04/15/32                    965           1,091
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     90              99
   4.125%-5.700% due 02/15/08-09/17/12                    825             851
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    335             424
DTE Energy Co.
   6.450% due 06/01/06                                    475             492
Duke Capital Corp.
   4.302% due 05/18/06                                    165             167
Duke Energy Corp.
   5.625% due 11/30/12                                    445             471
Duke Energy Field Services LLC
   5.750%-7.875% due 11/15/06-08/16/10                  1,480           1,716
   6.875% due 02/01/11 (N)                                 35              39
Eastman Kodak Co.
   7.250% due 11/15/13                                     40              45
EI Du Pont de Nemours & Co.
   8.250% due 09/15/06                                    585             627
Eli Lilly & Co.
   6.770% due 01/01/36                                    485             589
EOP Operating, LP
   4.650% due 10/01/10                                  2,075           2,078
FedEx Corp.
   7.600% due 07/01/97                                    135             165
Fifth Third Bank
   7.750% due 08/15/10                                    450             459
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    625             678
   Series C
   7.375% due 11/15/31                                    685             797
FleetBoston Financial Corp.
   4.875% due 12/01/06                                    655             670
Ford Motor Co.
   6.375%-7.450% due 02/01/29-07/16/31                    475             455
Ford Motor Credit Co.
   4.950%-7.875% due 02/01/06-02/01/11                  6,980           7,280
FPL Group Capital, Inc.
   6.125% due 05/15/07                                    355             373
General Electric Capital Corp.
   3.250% due 06/15/09                                    900             871
   Series MTNA
   4.250%-4.250% due 01/15/08-12/01/10                    825             835
   4.750% due 09/15/14 (N)                                170             171
General Electric Co.
   5.000% due 02/01/13                                  2,505           2,581

                                                         Fixed Income I Fund  51

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Motors Acceptance Corp.
   5.625%-7.250% due 09/15/06-12/01/14                  8,595           8,630
   7.000% due 02/01/12 (N)                                160             161
General Motors Corp.
   7.125%-8.375% due 07/15/13-07/15/33                    260             261
Golden West Financial Corp.
   4.125% due 08/15/07                                    270             273
Goldman Sachs Group, Inc.
   4.125%-7.350% due 01/15/08-01/15/15                  4,385           4,547
   Series MTNB
   2.630% due 08/01/06 (E)                              1,100           1,100
Historic TW, Inc.
   6.950%-9.125% due 01/15/13-01/15/28                  1,235           1,453
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    145             174
Household Finance Corp.
   4.125%-7.000% due 01/30/07-11/27/12                  7,625           7,937
HVB Funding Trust I (p)
   8.741% due 06/30/31                                    315             410
International Lease Finance Corp.
   4.750%-6.375% due 03/15/09-07/01/09                  2,865           3,026
   Series MTNP
   3.125% due 05/03/07                                  1,170           1,153
International Paper Co.
   5.500% due 01/15/14                                    510             534
ITT Industries, Inc.
   7.400% due 11/15/25                                    210             251
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    260             278
JPMorgan Chase & Co.
   4.500%-6.750% due 02/01/11-09/15/14                  7,805           7,980
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    705             791
Kerr-McGee Corp.
   6.875%-7.875% due 09/15/11-09/15/31                    630             744
Keycorp
   7.500% due 06/15/06                                    645             677
Kinder Morgan, Inc.
   6.500% due 09/01/12                                    410             452
Kraft Foods, Inc.
   4.000%-5.625% due 10/01/08-11/01/11                  2,505           2,583
Kroger Co. (The) (N)
   7.500% due 04/01/31                                     65              79
Lehman Brothers Holdings, Inc.
   4.000%-6.625% due 01/22/08-01/18/12                    690             727
Liberty Media Corp.
   3.500% due 09/25/06                                    345             342
Lockheed Martin Corp.
   8.500% due 12/01/29                                    330             460
Mach One Trust Commercial Mortgage-Backed
   Series 2004-1A, Class A3 (p)
   5.220% due 05/28/40                                  1,350           1,385
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    160             189
May Department Stores Co. (The) (N)
   4.800%-5.750% due 07/15/09-07/15/14                    265             273
Merrill Lynch & Co., Inc.
   Series MTNB
   3.125% due 07/15/08                                  1,125           1,097
   Series MTNC
   5.000% due 01/15/15                                  2,180           2,187
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    250             262
Monumental Global Funding II (p)
   3.850% due 03/03/08                                    320             320
Morgan Stanley
   3.625%-6.750% due 04/01/08-04/15/11                  1,665           1,697
   Series MTNF
   2.795% due 01/18/08 (E)                              1,100           1,101
MSC
   3.100% due 01/13/41                                  1,280           1,255
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    300             335
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                    890             948
NB Capital Trust IV
   8.250% due 04/15/27                                    180             203
News America Holdings
   7.750%-7.900% due 12/01/45-12/01/95                    305             374
   8.250% due 10/17/96 (N)                                 50              63

 52  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
News America, Inc.
   6.750% due 01/09/38                                     45              50
   6.200% due 12/15/34 (p)                              6,785           6,999
Nisource Finance Corp.
   7.875% due 11/15/10                                    265             311
Norfolk Southern Corp.
   6.200%-7.900% due 04/15/09-05/15/97                  1,135           1,308
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                    780             954
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    215             298
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     45              47
Pacific Gas & Electric Co.
   3.600%-6.050% due 03/01/09-03/01/34                    540             566
   3.260% due 04/03/06 (E)                                800             801
Pacificorp
   4.300% due 09/15/08                                    730             737
Pemex Project Funding Master Trust
   7.375%-8.625% due 12/15/14-02/01/22                    700             790
   Series I44A
   9.500% due 09/15/27 (N)(p)                              80             102
PNC Funding Corp.
   7.500% due 11/01/09                                    445             504
Progress Energy, Inc.
   5.850%-7.750% due 10/30/08-10/30/31                  1,855           2,045
Prudential Financial, Inc.
   Series MTNB
   5.100% due 09/20/14                                    930             943
Raytheon Co.
   6.750% due 08/15/07                                    420             449
RBS Capital Trust I (f)(N)
   5.512% due 09/29/49                                    425             438
Safeway, Inc. (N)
   7.250% due 02/01/31                                     45              52
SBC Communications, Inc.
   4.125%-5.100% due 09/15/09-09/15/14                    340             340
Simon Property Group, LP
   4.875%-4.875% due 03/18/10-08/15/10                  1,285           1,308
Southern California Edison Co.
   8.000% due 02/15/07                                    288             312
Sovereign Bank
   5.125% due 03/15/13                                    400             404
Sprint Capital Corp.
   6.000%-8.750% due 01/15/07-03/15/32                  5,330           6,378
Tele-Communications-TCI Group
   7.875%-9.800% due 02/01/12-08/01/13                    990           1,228
Time Warner Entertainment Co., LP
   Series *
   8.375% due 07/15/33                                    155             205
Time Warner, Inc.
   6.750%-7.700% due 04/15/11-05/01/32                  2,250           2,634
Travelers Property Casualty Corp. (N)
   5.000% due 03/15/13                                    180             179
TXU Electric Delivery Co.
   6.375% due 05/01/12-01/15/15                           165             183
TXU Energy Co. LLC
   7.000% due 03/15/13                                    465             524
Unilever Capital Corp.
   5.900% due 11/15/32                                    315             343
Univision Communications, Inc.
   3.500% due 10/15/07                                    675             665
US Bancorp
   Series MTNN
   3.125% due 03/15/08                                  1,250           1,222
US Bank NA
   5.700% due 12/15/08                                     70              74
Verizon Global Funding Corp.
   7.375% due 09/01/12                                    535             628
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                    985           1,066
Verizon New York, Inc.
   Series B
   7.375% due 04/01/32                                  1,400           1,648
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    405             418
Viacom, Inc.
   6.625%-7.700% due 07/30/10-05/15/11                  1,440           1,627
Virginia Electric and Power Co.
   Series A
   5.375% due 02/01/07                                  1,300           1,340
Wachovia Corp.
   5.250%-6.550% due 08/01/14-10/15/35                  3,600           3,765

                                                         Fixed Income I Fund  53

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Waste Management, Inc.
   6.375% due 11/15/12                                    355             394
Wells Fargo & Co.
   3.500%-4.950% due 04/04/08-10/16/13                    925             926
Weyerhaeuser Co.
   6.125%-6.750% due 03/15/07-03/15/12                  1,103           1,232
Wyeth
   5.500%-5.500% due 03/15/13-02/01/14                    125             130
XTO Energy, Inc.
   6.250% due 04/15/13                                    360             396
Yum! Brands, Inc.
   8.875% due 04/15/11                                    130             160
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,365           1,530
                                                                 ------------
                                                                      164,175
                                                                 ------------

International Debt - 4.4%
Abbey National PLC (Step Up, 7.570% 06/15/08)
   (f)
   6.700% due 06/29/49                                    720             775
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    315             400
Apache Finance Canada Corp.
   4.375% due 05/15/15                                    490             479
Argent NIM Trust
   Series 2004-WN2, Class A (p)
   4.550% due 04/25/34                                    157             157
   Series 2004-WN4, Class A
   4.459% due 03/25/34 (p)                                157             156
AXA SA
   8.600% due 12/15/30                                    450             608
Banque Centrale de Tunisie
   8.250% due 09/19/27                                    550             661
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    290             334
British Telecommunications PLC
   8.875% due 12/15/30                                     90             123
Canadian Natural Resources, Ltd.
   5.850% due 02/01/35                                  1,005           1,034
Chalet Finance PLC
   Series 2003-2A, Class A1 (E)(p)
   2.580% due 11/26/13                                  1,190           1,192
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                    470             470
Chile Government International Bond
   5.625% due 07/23/07                                    420             437
Conoco Funding Co.
   6.350% due 10/15/11                                    705             788
Credit-Based Asset Servicing and Securitization
   CBO, Ltd.
   Series 2004-9A, Class A1 (E)(p)
   2.970% due 04/08/39                                  2,278           2,278
Crest, Ltd.
   Series 2003-2A, Class C2 (p)
   5.709% due 12/28/38                                  1,710           1,779
Deutsche Telekom International Finance BV
   5.250%-8.750% due 06/15/10-06/15/30                  3,920           5,126
Diageo Finance BV
   3.000% due 12/15/06                                    705             696
Domtar, Inc. (N)
   7.875% due 10/15/11                                  1,775           2,040
EnCana Corp.
   6.500% due 08/15/34                                     75              85
Export Import Bank of Korea (p)
   4.125% due 02/10/09                                    255             253
First Franklin NIM Trust
   Series 2004-FF5, Class N1 (p)
   4.212% due 04/25/34                                    267             267
France Telecom SA
   7.950%-9.250% due 03/01/06-03/01/31                    770             911
G-Force CDO, Ltd.
   Series 2003-1A, Class CFX (p)
   5.700% due 12/25/38                                    765             781
Intelsat, Ltd.
   6.500% due 11/01/13                                    405             339
Interstar Millennium Trust
   Series 2003-5G, Class A2 (E)
   2.920% due 01/20/36                                  1,324           1,327
Korea Development Bank
   4.250% due 11/13/07                                    710             713
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    125             127
Medallion Trust
   Series 2003-1G, Class A (E)
   2.710% due 12/21/33                                    895             896
Mexico Government International Bond
   6.750%-8.375% due 01/14/11-09/27/34                  7,145           8,140

 54  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    280             297
Mound Financing PLC
   Series 2001-2A, Class A2 (E)(p)
   2.410% due 11/08/07                                  1,935           1,933
Newcastle CDO I, Ltd.
   Series 2004-4A, Class 3FX (p)
   5.110% due 03/24/39                                    845             835
Paragon Mortgages PLC
   Series 2004-7A, Class A1A (E)(p)
   2.500% due 05/15/34                                    750             750
Province of Quebec (N)
   7.500% due 07/15/23                                    435             568
Royal Bank of Scotland Group PLC
   Series 1 (f)
   9.118% due 03/31/49                                    200             242
Royal KPN NV
   8.000% due 10/01/10                                    195             229
Russia Government International Bond (p)
   5.000% due 03/31/30                                  1,150           1,207
Santander Financial Issuances
   6.375% due 02/15/11                                    120             132
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    350             406
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    345             376
Telecom Italia Capital SA
   5.250%-6.375% due 11/15/13-11/15/33                    655             674
   4.000%-6.000% due 01/15/10-09/30/34 (p)              5,075           5,100
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    515             516
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                    400             403
Tyco International Group SA
   6.000%-6.375% due 10/15/11-11/15/13                  1,075           1,177
Vodafone Group PLC
   7.750% due 02/15/10                                    375             433
Wells Fargo Home Equity Trust
   Series 2004-2N, Class N1 (p)
   4.450% due 10/26/34                                    267             268
                                                                 ------------
                                                                       48,918
                                                                 ------------

Mortgage-Backed Securities - 35.8%
Arcap Reit, Inc.
   Series 2004-RR3, Class B (p)
   5.040% due 09/21/45                                    420             423
Banc of America Commercial Mortgage, Inc.
   Series 2004-3, Class A3
   4.875% due 06/10/39                                    850             873
   Series 2004-4, Class A3
   4.128% due 07/10/42                                    580             579
Bank of America Mortgage Securities
   Series 2004-2, Class 5A1
   6.500% due 10/25/31                                    268             270
   Series 2004-1, Class 5A1
   6.500% due 09/25/33                                     80              81
Bear Stearns Commercial Mortgage Securities
   Series 2004-PWR, Class A3
   4.565% due 07/11/42                                     35              35
Commercial Mortgage Acceptance Corp.
   Series 1998-C2, Class A2
   6.030% due 09/15/30                                  1,205           1,258
Countrywide Alternative Loan Trust
   Series 2004-J7, Class 1A6
   5.013% due 08/25/34                                    770             775
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2003-42, Class 2A1 (E)
   2.548% due 10/25/33                                    395             394
Countrywide Home Loans, Inc.
   Series 2004-7, Class 5A2 (E)
   2.800% due 05/25/34                                    627             621
Fannie Mae
   Series 1993-134, Class H
   6.500% due 08/25/08                                  1,420           1,485
   Series 1997-81, Class PC
   5.000% due 04/18/27                                     62              62
   4.500%-10.500% due 2006-2035                        82,126          84,280
   Series 2004-27, Class JC
   5.000% due 05/25/34                                    674             665
   15 Year TBA (I)
   4.500%-5.500%                                       54,465          55,176
   30 Year TBA (I)
   4.500%-6.500%                                       70,490          71,592
Fannie Mae Grantor Trust
   Series 2001-T6, Class B
   6.088% due 05/25/11                                  1,810           1,985

                                                         Fixed Income I Fund  55

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Whole Loan
   Series 2004-W2, Class 5AF (E)
   2.880% due 03/25/44                                  1,213           1,214
Federal Home Loan Mortgage Corp.
   4.500%-6.500% due 2018-2028                          1,569           1,572
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H01, Class A1
   1.582% due 09/15/08                                    722             717
   Series 2004-H01, Class A1
   2.614% due 07/15/11                                  1,877           1,855
Federal National Mortgage Association
   4.500%-6.500% due 2013-2034                         17,995          18,192
Freddie Mac
   4.500%-12.000% due 2008-2034                        31,327          32,172
   3.711%-7.818% due 2027-2030 (E)                        118             122
   Series 1993-160, Class I Interest Only STRIP
   6.500% due 11/15/08                                    279              20
   Series 2000-226, Class F (E)
   2.930% due 11/15/30                                     29              29
   Series 2003-263, Class IO Interest Only STRIP
   5.000% due 10/15/27                                  1,269             139
   Series 2003-263, Class IA Interest Only STRIP
   5.000% due 06/15/22                                  1,668             118
   Series 2003-264, Class IC Interest Only STRIP
   5.000% due 05/15/22                                  1,405             149
   30 Year TBA (I)
   5.000%-6.000%                                       36,640          37,218
   15 Year TBA (I)
   5.500%                                               1,035           1,067
   Series 2003-263, Class YH
   3.500% due 08/15/22                                  1,190           1,180
   Series 2004-282, Class EI Interest Only STRIP
   5.000% due 09/15/20                                    603              78
   Series 2004-285, Class YJ Interest Only STRIP
   5.500% due 03/15/20                                  1,393             110
   Series 2004-288, Class QI Interest Only STRIP
   5.500% due 02/15/24                                    631              65
   Series 2004-288, Class HC
   5.500% due 07/15/28                                    725             750
G Force
   4.830% due 09/22/13                                  1,670           1,686
Ginnie Mae I
   5.000%-10.500% due 2008-2034                        11,143          11,592
   30 Year TBA (I)
   5.000%-6.500%                                       34,550          35,676
Ginnie Mae II
   7.500% due 07/20/32-09/20/32                            61              64
   3.375%-4.625% due 10/20/27-07/20/30 (E)                583             591
   30 Year TBA (I)
   5.500%                                               1,170           1,199
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C2, Class A1
   6.570% due 09/15/33                                    737             747
GMAC Mortgage Corp. Loan Trust (E)
   Series 2003-AR2, Class 2A1
   2.690% due 12/19/33                                    681             681
   Series 2003-AR1, Class A1
   2.660% due 10/19/33                                    233             233
Government National Mortgage Association
   Series 2002-61, Class A
   3.261% due 12/16/16                                     61              61
   Series 2002-61, Class BA
   4.648% due 03/16/26                                    975             991
   Series 2004-64, Class JH
   5.500% due 07/20/30                                    440             456
Government National Mortgage Association I
   5.000% due 2033                                        803             809
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1, Class A7
   5.317% due 06/10/36                                  1,400           1,468
   Series 2005-GG3, Class A1
   3.919% due 08/10/42                                  2,020           2,025
   Series 2005-GG3, Class A4
   4.799% due 08/10/42                                    810             814
GS Mortgage Securities Corp. II
   Series 1998-C1, Class A2
   6.620% due 10/18/30                                  1,465           1,577
Impac CMB Trust
   Series 2004-2, Class A2 (E)
   2.780% due 04/25/34                                    437             436

 56  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
IndyMac Loan Trust (E)(p)
   Series 2003-L1, Class A1
   2.910% due 11/25/08                                    746             746
   Series 2004-L1, Class A1
   2.810% due 07/25/09                                  1,103           1,103
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2004-LN2, Class A1
   4.475% due 07/15/41                                    746             751
   Series 2003-ML1, Class A2
   4.767% due 03/12/39                                    675             684
   Series 2004-CBX, Class A6
   4.899% due 01/12/37                                  1,915           1,943
   Series 2004-C3, Class A4
   4.657% due 01/15/42                                  1,120           1,126
LB-UBS Commercial Mortgage Trust
   Series 2001-C3, Class A1
   6.058% due 06/15/20                                    593             624
   Series 2004-C4, Class A3
   4.987% due 06/15/29                                  1,180           1,230
Merrill Lynch Mortgage Trust
   Series 2004-MKB, Class A2
   4.353% due 02/12/42                                    790             796
Morgan Stanley Capital I
   Series 2004-IQ7, Class A4
   5.435% due 06/15/38                                  1,625           1,721
   Series 2004-HQ3, Class A2
   4.050% due 01/13/41                                    815             809
   Series 2005-T17, Class A5
   4.780% due 12/13/41                                    815             819
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP, Class A3
   6.200% due 07/15/33                                    845             900
Mortgage Capital Funding, Inc.
   Series 1998-MC2, Class A2
   6.423% due 06/18/30                                  2,195           2,335
Prime Mortgage Trust (E)
   Series 2004-CL1, Class 1A2
   2.930% due 02/25/34                                    198             198
   Series 2004-CL1, Class 2A2
   2.930% due 02/25/19                                     50              50
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2, Class A1
   4.000% due 12/25/18                                    788             768
Small Business Administration
   Series 1999-P10, Class 1
   7.540% due 08/10/09                                    730             787
   Series 2000-P10, Class 1
   7.449% due 08/01/10                                    269             291
Small Business Administration Participation
   Certificates
   Series 2003-20I, Class 1
   5.130% due 09/01/23                                     95              98
Structured Asset Securities Corp.
   Series 2004-21X, Class 1A3
   4.440% due 12/25/34                                  1,230           1,227
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16, Class A2
   4.380% due 10/15/41                                  1,195           1,202
Washington Mutual
   Series 2002-AR4, Class A1
   5.508% due 04/26/32                                     83              83
   Series 2004-AR1, Class A1B1 (E)
   2.820% due 11/25/34                                    996             996
                                                                 ------------
                                                                      399,714
                                                                 ------------

Municipal Bonds - 0.1%
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.250% due 06/01/33                                    650             653
New York State Environmental Facilities Corp.
   Revenue Bonds, weekly demand
   5.000% due 07/15/33                                    100             105
Tobaco Settlement Financing Corp. Revenue Bonds,
   weekly demand
   6.125%-6.750% due 06/01/24-06/01/39                    850             864
                                                                 ------------
                                                                        1,622
                                                                 ------------

Non-US Bonds - 1.0%
Bundesobligation
   3.250% due 04/17/09                           EUR    3,450           4,567
Canadian Government Bond
   5.750% due 06/01/33                           CAD      200             187
Deutsche Bundesrepublik
   4.250%-5.625% due 01/04/14-01/04/31           EUR    4,450           6,650

                                                         Fixed Income I Fund  57

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Spain Government Bond
   4.200% due 01/31/37                           EUR      200             267
                                                                 ------------
                                                                       11,671
                                                                 ------------

United States Government Agencies - 5.0%
Fannie Mae (N)
   3.875%-4.375% due 02/15/10-03/15/13                  2,520           2,509
Financing Corp. Principal Only STRIP Zero Coupon
   due 04/05/19-09/26/19                                2,000             989
Freddie Mac (N)
   4.000% due 12/15/09                                  1,505           1,507
Fannie Mae Zero Coupon due 07/05/14                     2,280           1,474
   3.250%-7.250% due 01/12/07-08/06/38                 17,280          17,737
   2.500% due 06/15/08 (N)                              4,620           4,436
Federal Home Loan Bank System
   2.500%-5.375% due 03/13/06-08/15/19                 10,605          10,590
Freddie Mac
   3.625%-6.750% due 07/15/06-07/15/32                 15,542          16,801
                                                                 ------------
                                                                       56,043
                                                                 ------------

United States Government Treasuries - 24.1%
United States Treasury Inflation Indexed Bonds
   (N)
   0.875%-4.250% due 01/15/09-01/15/25                 32,376          34,288
United States Treasury Notes
   2.250%-14.000% due 04/30/06-02/15/31               190,190         201,191
   4.250%-8.875% due 05/15/06-02/15/26                 28,475          30,893
United States Treasury (N) Principal Only STRIP
   Zero Coupon due 11/15/09-11/15/21                    4,925           2,259
                                                                 ------------
                                                                      268,631
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,027,139)                                                   1,037,906
                                                                 ------------


                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.2%

Financial Services - 0.2%
Centaur Funding Corp. (p)                                 360,000                484
DG Funding Trust (p)                                           94              1,022
Federal National Mortgage Association (AE)                  6,200                350
                                                                     ---------------

TOTAL PREFERRED STOCKS
(cost $1,686)                                                                  1,856
                                                                     ---------------


                                                     NOTIONAL
                                                      AMOUNT
                                                         $
                                                  ---------------
------------------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Euribor Futures
   Dec 2005 92.00 (EUR) Put (48)                           14,389                  1
   Dec 2005 93.25 (EUR) Put (8)                             2,431                 --
Eurodollar Futures
   Sep 2005 95.50 Call (10)                                 2,388                 25
   Mar 2005 94.25 Put (35)                                  8,247                 --
   Jun 2005 94.50 Put (43)                                 10,159                 --
Eurodollar Futures (CME)
   Mar 2005 94.75 Put (139)                                32,926                  1
United States Treasury Bonds
   Feb 2005 115.00 Call (5)                                   575                  4
   Feb 2005 116.00 Call (2)                                   232                  1
                                                                     ---------------

TOTAL OPTIONS PURCHASED
(cost $36)                                                                        32
                                                                     ---------------

SHORT-TERM INVESTMENTS - 25.0% PRINCIPAL AMOUNT ($) OR SHARES
Altria Group, Inc.
   7.000% due 07/15/05                                      1,100              1,118
ANZ Delaware, Inc. (z)
   2.470% due 04/07/05                                      2,500              2,483
ASB Bank Ltd. (z)
   2.420% due 04/07/05                                      1,300              1,289
Bank of America Corp. Commercial Paper (z)
   2.360% due 03/14/05 (c)                                  3,000              3,000
   2.610% due 04/20/05                                      2,200              2,200
Bank of Ireland Governor & Co. (z)
   2.560% due 05/05/05                                      5,700              5,651
Barclays US Funding, LLC (z)
   2.515% due 04/05/05                                      5,700              5,664
CBA (DE) Finance Discount Note (c)(z)
   2.440% due 03/21/05                                      5,000              4,984

 58  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
Danske (z)
   2.370% due 03/14/05 (c)                                  3,200              3,191
   2.375%-2.495% due 04/01/05-04/07/05                      1,570              3,083
DNB Nor Bank ASA (z)
   2.700% due 05/31/05                                      1,100              1,090
European Investment Bank (c)(z)
   2.270% due 02/01/05                                      5,800              5,800
Fannie Mae (z) Zero Coupon due 2005                           300                299
Fannie Mae Discount Note (z)
   2.201%-2.230% due 02/16/05-02/23/05 (c)                  3,100              3,097
   2.470%-2.507% due 04/06/05-04/20/05                      9,700              9,640
Federal Home Loan Discount Corp. (c)(z)
   2.157%-5.500% due 02/11/05-03/04/05                     10,000              9,989
Federal National Mortgage Association Discount
   (z)
   2.408%-2.430% due 03/23/05-03/23/05 (c)                  3,000              2,990
   2.450% due 04/01/05                                        200                199
Ford Motor Credit Co. (z)
   7.500%-7.600% due 03/15/05-08/01/05                      1,500              1,527
Frank Russell Investment Company Money Market
   Fund                                               143,373,183            143,373
Freddie Discount (c)(z)
   2.386% due 03/29/05                                      1,000                996
Freddie Mac Discount Note (c)(z)
   2.100%-2.670% due 03/01/05-06/13/05                      3,700              3,693
   Zero Coupon due 06/13/05                                 2,500              2,473
General Electric Capital Corp. (c)(z)
   2.040%-2.320% due 02/04/05-02/24/05                      2,200              2,198
General Motor Credit Co. (z)
   2.404% due 03/22/05 (c)                                    300                299
   2.436%-2.535% due 04/05/05                               1,000                989
General Motors Acceptance Corp.
   4.230% due 05/19/05 (E)                                    500                502
   7.500% due 07/15/05 (z)                                    300                305
Ginnie Mae I
   8.500% due 06/15/05                                          1                  1
HBOS Treasury Services, PLC (c)(z)
   2.000%-2.420% due 02/01/05-03/18/05                      4,000              3,992
ING US Funding, LLC (z)
   2.645% due 04/21/05                                      1,200              1,193

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
KFW International Finance, Inc. (c)(z)
   2.480% due 03/22/05                                      2,200              2,193
NPF XII, Inc.
   Series 2002-1A, Class A (E)(p)
   2.390% due 05/02/05                                      3,235                226
Pfizer Inc. (z)
   2.330% due 03/05/05 (c)                                  4,200              4,192
   2.575% due 04/20/05                                      2,100              2,086
Rabobank USA Financial Corp. (z)
   2.470% due 02/01/05                                      2,300              2,300
   2.640% due 05/20/05                                      4,000              3,964
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4, Class AIO (z) Interest Only
   STRIP
   5.750% due 04/25/05                                        680                  6
Santander Financial Issuances
   6.800% due 07/15/05                                        110                112
Skandinaviska Enskilda Banken (z)
   2.665% due 05/23/05                                      5,800              5,748
Statens Bostads Finance (c)(z)
   2.380% due 03/07/05                                      6,000              5,986
Swedbank Forenings (z)
   2.420% due 04/07/05                                      4,200              4,172
Tennessee Valley Authority 6.375% due 06/15/05                625                633
Total Fina Elf (c)(z)
   2.480% due 02/01/05                                      5,800              5,800
UBS Financial Del, LLC (z)
   2.030% due 02/22/05 (c)                                    100                100
   2.565%-2.675% due 05/06/05-05/26/05                      6,200              6,146
United States Treasury Bills (c)(z)
   1.940%-2.185% due 03/03/05-03/31/05                      1,210              1,208
   2.239% due 03/17/05 (sec.)                                 770                768
US Bank NA
   Series BKNT
   5.625% due 11/30/05                                        560                571
Verizon Wireless Capital LLC
   2.415% due 05/23/05 (E)(p)                                 700                700
Westpac Capital Corp. (z)
   2.460% due 04/11/05                                      6,000              5,954
                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS
(cost $282,286)                                                              280,173
                                                                     ---------------

OTHER SECURITIES - 5.0%
Frank Russell Investment Company Money Market
   Fund (X)                                            23,731,815             23,732

                                                         Fixed Income I Fund  59

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     PRINCIPAL           MARKET
                                                    AMOUNT ($)            VALUE
                                                     OR SHARES              $
------------------------------------------------------------------------------------
State Street Securities Lending Quality Trust
   (X)                                                 32,823,992             32,824
                                                                     ---------------

TOTAL OTHER SECURITIES
(cost $56,556)                                                                56,556
                                                                     ---------------

TOTAL INVESTMENTS - 123.2%
(identified cost $1,367,703)                                               1,376,523

OTHER ASSETS AND LIABILITIES, NET - (23.2%)                                 (259,434)
                                                                     ---------------
NET ASSETS - 100.0%                                                        1,117,089
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 60  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
10 Year Interest Rate Swap Future
   expiration date 03/05 (41)                               4,573                 74

Eurodollar Futures
   expiration date 06/05 (53)                              12,817                (16)
   expiration date 09/05 (433)                            104,450               (164)
   expiration date 12/05 (147)                             35,392                (51)

Germany, Federal Republic
   10 Year Bonds
   expiration date 03/05 (152)                             23,760                181
United States Treasury Bonds
   expiration date 03/05 (42)                               4,823                105
United States Treasury
   2 Year Notes
   expiration date 03/05 (183)                             38,259                (85)

United States Treasury
   5 Year Notes
   expiration date 03/05 (407)                             44,465                 --

United States Treasury
   10 Year Notes
   expiration date 03/05 (395)                             44,345                367

Short Positions
United States Treasury Bonds
   expiration date 03/05 (46)                               5,282               (112)

United States Treasury
   5 Year Notes
   expiration date 03/05 (88)                               9,614                 (6)

United States Treasury
   10 Year Notes
   expiration date 03/05 (298)                             33,455               (292)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                          1
                                                                     ===============

------------------------------------------------------------------------------------
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
(NUMBER OF CONTRACTS)                                    $                  $
Euribor Futures
   Jun 2005 97.75 (EUR) Put (21)                            6,689                 (5)
United States Treasury Bonds
   May 2005 118.00 Call (2)                                   236                 (1)
   May 2005 108.00 Put (36)                                 3,888                (15)
United States Treasury Notes
10 Year Futures
   Feb 2005 114.00 Call (127)                              14,478                 (6)
   May 2005 113.00 Call (10)                                1,130                 (6)
   May 2005 114.00 Call (21)                                2,394                 (6)
   Feb 2005 108.00 Put (93)                                10,044                 (2)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $112)                                                                (41)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Fixed Income I Fund  61

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD          21,954      EUR        16,821    02/08/05                  3
USD             529      EUR           405    02/10/05                 (1)
USD           1,638      EUR         1,230    03/18/05                (34)
USD           2,196      JPY       227,117    02/02/05                 (4)
USD             598      JPY        61,117    03/10/05                 (6)
USD           1,616      JPY       166,000    03/10/05                (10)
CAD             233      USD           189    02/17/05                  1
EUR           8,411      USD        11,020    02/08/05                 41
EUR           8,411      USD        11,121    02/08/05                142
EUR              66      USD            88    02/10/05                  2
EUR             245      USD           321    02/10/05                  2
EUR             510      USD           674    02/10/05                  9
EUR             544      USD           720    02/10/05                 11
EUR          16,821      USD        21,986    05/10/05                 (6)
JPY         227,117      USD         2,202    03/10/05                  4
                                                           --------------
Total Unrealized Appreciation (Depreciation) on Open
   Foreign Currency Exchange Contracts                                154
                                                           ==============

INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------------------------------------
                             NOTIONAL                                                                              MARKET
        COUNTER               AMOUNT                                                         TERMINATION           VALUE
         PARTY                  $              FUND RECEIVES             FUND PAYS               DATE                $
-----------------------   --------------   ----------------------   --------------------   ----------------   ----------------
Morgan Stanley              USD    8,300   5.000%                   Three Month LIBOR          06/15/05                   (248)
Goldman Sachs               USD    1,300   5.000%                   Three Month LIBOR          06/15/05                    (39)
Lehman Brothers             USD    4,000   5.000%                   Three Month LIBOR          06/15/05                   (120)
                                                                                                              ----------------

Total Market Value of Interest Rate Swaps Premiums Paid (Received) - ($317)                                               (407)
                                                                                                              ================

See accompanying notes which are an integral part of the schedules of investments.

 62  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 82.8%

Asset-Backed Securities - 8.2%
ABSC NIMs Trust
   Series 2004-HE1, Class A
   7.000% due 01/17/34                                     60              59
Alliance Capital Funding LLC
   Series 1998-1, Class A3 (p)
   5.840% due 02/15/10                                     35              35
American Airlines, Inc.
   6.817%-7.858%
   due 05/23/11-10/01/11                                  400             394
American Express Credit Account Master Trust
   Series 2002-3, Class A (E)
   2.590% due 12/15/09                                    575             576
   Series 2002-1, Class A (E)
   2.590% due 09/15/09                                    500             501
   Series 2004-3, Class A
   4.350% due 12/15/11                                     25              25
Asset Backed Funding Certificates (E)
   Series 2004-HE1, Class A1
   2.660% due 06/25/22                                    204             204
   Series 2004-OPT, Class A2
   2.720% due 06/25/25                                    533             533
Bear Stearns Asset Backed Securities, Inc.
   Series 2004-BO1, Class 1A1 (E)
   2.730% due 09/25/34                                    599             600
Capital Auto Receivables Asset Trust
   Series 2003-2, Class A3A
   1.440% due 02/15/07                                    285             283
   Series 2003-3, Class A3B (E)
   2.560% due 01/15/08                                    350             350
   Series 2004-2, Class A2
   3.350% due 02/15/08                                    300             299
Capital One Multi-Asset Execution Trust
   Series 2003-C2, Class C2
   4.320% due 04/15/09                                     85              86
Carrington Mortgage Loan Trust
   2.740% due 02/26/35                                    425             425
Centex Home Equity
   Series 2004-B, Class AF1
   1.833% due 09/25/19                                    152             152
   Series 2004-C, Class AF1
   2.820% due 01/25/19                                    219             218
   Series 2005-A, Class AV1 (E)
   2.670% due 08/25/27                                    350             350
Centex Home Equity Co. LLC
   Series 2004-2, Class A1 (E)
   2.700% due 01/25/25                                    312             312
Chancellor/Triton CBO, Ltd.
   Series 1998-1A, Class A1 (p)
   6.710% due 08/05/10                                    165             165
Chase Funding Net Interest Margin
   Series 2003-6A, Class NOTE (p)
   5.000% due 01/27/35                                     14              14
Citibank Credit Card Issuance Trust
   Series 2000-A3, Class A3
   6.875% due 11/16/09                                    200             216
   Series 2002-A2, Class A2 (E)(N)
   2.320% due 02/15/07                                    500             500
Citifinancial Mortgage Securities, Inc.
   Series 2003-3, Class AF2
   3.082% due 08/25/33                                    110             109
   Series 2003-4, Class AF3
   3.221% due 10/25/33                                    115             114
Continental Airlines, Inc.
   6.545%-7.033%
   due 06/15/11-02/02/19                                  213             209
Countrywide Asset-Backed Certificates (p)
   Series 2004-1NI, Class NOTE
   6.000% due 05/25/34                                     61              61
   Series 2004-6, Class 2A1 (E)
   2.720% due 10/25/21                                    493             494
   Series 2004-7, Class AF2
   3.324% due 12/25/23                                    405             402
   Series 2004-9, Class AF2
   3.337% due 09/25/23                                    195             194
   Series 2004-10, Class AF2
   3.323% due 05/25/22                                    285             282
   Series 2004-13, Class AF2
   3.683% due 08/25/24                                    235             234
   Series 2004-13, Class AV2 (E)
   2.680% due 05/25/34                                    265             265
   Series 2004-S1, Class A2
   3.872% due 03/25/20                                    245             244
Entergy Gulf States, Inc. (E)
   2.800% due 12/01/09                                    100             100
Equity One ABS, Inc.
   Series 2004-2, Class AF1 (E)
   2.640% due 07/25/34                                    581             581

                                                       Fixed Income III Fund  63

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae
   Series 1992-10, Class ZD
   8.000% due 11/25/21                                  1,337           1,389
   Series 1996-46, Class ZA
   7.500% due 11/25/26                                    142             151
   Series 2005-1, Class KZ
   5.000% due 02/25/35                                    205             177
Fannie Mae Grantor Trust
   Series 2004-T4, Class A3
   4.420% due 08/25/24                                    185             186
   Series 2004-T4, Class A2
   3.930% due 02/25/20                                    235             235
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1, Class A
   2.530% due 06/15/10                                    300             300
   Series 2004-2, Class A
   2.520% due 09/15/10                                    600             600
GE Dealer Floorplan Master Note Trust
   Series 2004-1, Class A (E)
   2.550% due 07/20/08                                    350             350
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE4, Class A1 (E)
   2.640% due 03/25/35                                    400             400
   Series 2004-HE5, Class A3
   3.970% due 09/25/34                                    530             529
GSAA Trust
   Series 2004-4N, Class Note (p)
   6.250% due 05/25/34                                    110             110
GSAMP Trust (E)
   Series 2004-SEA, Class A2A
   2.820% due 03/25/34                                    456             456
   Series 2004-NC2, Class A2A
   2.710% due 10/01/34                                    995             995
Harley-Davidson Motorcycle Trust
   Series 2003-1, Class A1
   1.560% due 05/15/07                                     30              30
   Series 2004-2, Class A1
   2.180% due 01/15/09                                    387             384
Home Equity Asset Trust
   Series 2003-5N, Class A (p)
   7.500% due 01/27/34                                      8               8
Honda Auto Receivables Owner Trust
   Series 2004-2, Class A2
   2.520% due 02/15/07                                    500             498
Long Beach Mortgage Loan Trust (E)
   Series 2004-A, Class A
   2.680% due 02/25/24                                    307             307
   Series 2005-1, Class 2A1
   2.540% due 02/25/35                                    550             550
MBNA Credit Card Master Note Trust
   Series 2002-A10, Class A10 (E)
   2.620% due 02/16/10                                    550             552
MBNA Master Credit Card Trust USA
   Series 2000-E, Class A
   7.800% due 10/15/12                                    705             828
   Series 2000-C, Class A (E)
   2.640% due 07/15/07                                    500             500
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2004-HE2, Class A2A
   2.730% due 08/25/35                                    333             333
   Series 2004-WMC, Class A2B1
   2.710% due 07/25/35                                    313             313
   Series 2004-WMC, Class A2B2
   2.880% due 07/25/35                                    255             256
   Series 2005-WMC, Class A2A
   2.650% due 09/25/35                                    525             525
   Series 2005-WMC, Class A2B
   2.770% due 09/25/35                                    280             280
   Series 2005-NC1, Class A2B
   2.798% due 10/25/35                                     95              95
Mid-State Trust
   Series 2003-11, Class A1
   4.864% due 07/15/38                                     68              67
   Series 2004-1, Class A
   6.005% due 08/15/37                                     73              75
Morgan Stanley ABS Capital I
   Series 2003-HE3, Class M2 (E)
   4.230% due 10/25/33                                    400             404
Nelnet Student Loan Trust
   Series 2004-4, Class A1 (E)
   2.690% due 04/25/11                                    400             400
New Century Home Equity Loan Trust (E)
   Series 2004-A, Class AII1
   2.710% due 08/25/34                                    227             227
   Series 2004-4, Class A3
   2.670% due 02/25/35                                    645             645
Novastar Home Equity Loan
   Series 2004-4, Class A2B (E)
   2.870% due 03/25/35                                    320             321

 64  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1, Class AF2
   3.914% due 05/25/35                                    145             145
Power Contract Financing LLC (p)
   5.200%-6.256%
   due 02/01/06-02/01/10                                  394             405
Premium Asset Trust (p)
   2.796% due 02/02/07                                    245             245
Renaissance Home Equity Loan Trust
   Series 2004-2, Class AF1 (E)
   2.730% due 07/25/34                                    851             851
   Series 2004-4, Class AF2
   3.856% due 02/25/35                                    260             260
Residential Asset Mortgage Products, Inc.
   Series 2004-RZ2, Class AI3
   4.300% due 01/25/31                                    155             156
   Series 2004-RS4, Class AI3
   4.003% due 01/25/30                                    310             311
   Series 2004-RS6, Class AI3
   4.540% due 08/25/28                                    245             248
   Series 2004-RS7, Class AI3
   4.450% due 07/25/28                                    530             536
   Series 2004-RS8, Class AI2
   3.810% due 01/25/26                                    245             245
   Series 2004-RS8, Class AI3
   4.230% due 05/25/29                                    160             161
   Series 2004-RS8, Class AII1 (E)
   2.670% due 05/25/26                                  1,019           1,019
   Series 2004-RS1, Class AI2
   3.620% due 07/25/26                                    210             209
   Series 2004-RS1, Class AII2 (E)
   2.760% due 12/25/34                                    130             130
   Series 2005-RS1, Class AII1 (E)
   2.669% due 01/25/35                                    400             400
Residential Asset Securities Corp.
   Series 2004-KS8, Class AI2
   3.340% due 10/25/24                                    600             596
   Series 2004-KS9, Class AI1 (E)
   2.700% due 07/25/21                                    155             155
   Series 2003-KS1, Class AI3
   3.320% due 02/25/29                                    245             244
Residential Funding Mortgage Securities II
   Series 2004-HI2, Class A1 (E)
   2.680% due 02/25/13                                     94              94
Saxon Asset Securities Trust (E)
   Series 2005-1, Class A2A
   2.640% due 05/25/35                                    350             350
   Series 2005-1, Class A2B
   2.750% due 05/25/35                                    330             330
Sears Credit Account Master Trust (E)
   Series 2002-4, Class A
   2.610% due 08/18/09                                  1,200           1,201
   Series 2002-5, Class A
   2.860% due 11/17/09                                  1,100           1,101
Sharps SP I LLC Net Interest Margin Trust
   Series 2004-HE1, Class N (p)
   6.900% due 11/25/33                                     33              33
Sharps SP I , LLC
   6.850%-7.000%
   due 03/01/23-01/25/34                                  207             207
SLM Student Loan Trust (E)
   Series 2004-1, Class A1
   2.740% due 01/26/15                                    116             116
   Series 2004-6, Class A2
   2.740% due 01/25/13                                    325             325
   Series 2004-9, Class A2
   2.720% due 10/25/12                                    600             600
   Series 2004-3, Class A3
   2.790% due 04/25/16                                    300             300
   Series 2004-8, Class A3
   2.790% due 07/27/15                                    330             330
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  2,193           2,359
Structured Asset Investment Loan Trust
   Series 2004-3, Class A4 (E)
   2.630% due 04/25/34                                    426             426
Structured Asset Securities Corp.
   Series 2004-19X, Class A2
   4.370% due 10/25/34                                    600             598
   Series 2001-SB1, Class A2
   3.375% due 08/25/31                                    227             215
   Series 2005-2XS, Class 1A2A
   4.510% due 02/25/35                                    585             585
   2.760% due 02/25/35                                    305             305
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    158             167
TXU Electric Delivery Transition Bond Co.
   Series 2004-1, Class A2
   4.810% due 11/17/14                                    100             103

                                                       Fixed Income III Fund  65

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
USAA Auto Owner Trust
   Series 2004-2, Class A2
   2.410% due 02/15/07                                    200             199
Wachovia Auto Owner Trust
   Series 2004-B, Class A2
   2.400% due 05/21/07                                    350             348
Wells Fargo Financial Auto Owner Trust
   Series 2004-A, Class A2
   1.470% due 03/15/07                                    219             218
Wells Fargo Home Equity Trust
   Series 2004-2, Class A31 (E)
   2.690% due 06/25/19                                     78              78
World Financial Properties (p)
   6.950% due 09/01/13                                    213             233
World Omni Auto Receivables Trust
   Series 2004-A, Class A2
   2.580% due 07/12/07                                    350             349
                                                                 ------------
                                                                       40,548
                                                                 ------------

Corporate Bonds and Notes - 14.9%
Aetna, Inc.
   7.875% due 03/01/11                                    235             275
AIG SunAmerica Global
   Financing VI (p)
   6.300% due 05/10/11                                    300             327
Albertson's, Inc.
   7.500% due 02/15/11                                     25              29
Altria Group, Inc.
   7.000%-7.750%
   due 11/04/13-01/15/27                                  170             189
Amerada Hess Corp.
   7.300%-7.875%
   due 10/01/29-08/15/31                                  365             436
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     40              42
American General Finance Corp.
   Series MTNI
   4.625% due 05/15/09                                     70              71
   Series MTNH
   4.625% due 09/01/10                                     20              20
American RE Corp.
   Series B
   7.450% due 12/15/26                                    365             420
Ametek, Inc.
   7.200% due 07/15/08                                    265             286
Amvescap PLC (p)
   4.500% due 12/15/09                                    340             339
Appalachian Power Co.
   Series H (N)
   5.950% due 05/15/33                                     45              47
Arizona Public Service Co.
   5.800% due 06/30/14                                    120             129
AT&T Corp.
   9.050%-9.750%
   due 11/15/11-11/15/31                                   75              89
AT&T Wireless Services, Inc.
   8.750% due 03/01/31                                     65              89
Atmos Energy Corp. (E)
   3.035% due 10/15/07                                    190             190
Autonation, Inc.
   9.000% due 08/01/08                                     40              45
Avista Capital Trust III
   6.500% due 04/01/34                                    350             355
Avista Corp.
   9.750% due 06/01/08                                    220             253
AXA Financial, Inc.
   6.500% due 04/01/08                                     40              43
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    485             543
Bank of America Alternative Loan Trust
   6.000% due 12/25/34                                    196             201
Bank of America Corp.
   4.250%-7.800%
   due 02/15/10-10/01/10                                  110             120
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    100             112
Bear Stearns Cos., Inc. (The)
   4.650% due 07/02/18                                    235             223
BellSouth Corp.
   4.200%-5.200%
   due 09/15/09-12/15/16                                  800             802
Berkshire Hathaway Finance Corp. (p)
   2.660% due 01/11/08 (E)                                260             260
   4.125% due 01/15/10                                    240             240
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    100             109
Boyd Gaming Corp.
   9.250% due 08/01/09                                    110             118
Burlington North Santa Fe Corp.
   4.575%-6.875%
   due 01/15/21-12/01/27                                  140             151

 66  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Campbell Soup Co.
   5.875% due 10/01/08                                    115             123
Caremark Rx, Inc.
   7.375% due 10/01/06                                    350             369
Carolina Power & Light Co.
   6.500% due 07/15/12                                     45              50
Caterpillar Financial Services Corp.
   Series MTNF
   2.409% due 08/20/07 (E)                                155             155
   3.625%-4.750%
   due 11/15/07-02/17/15                                  170             171
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    120             128
CenterPoint Energy Resources Corp.
   Series B
   7.750% due 02/15/11                                     60              70
   7.875% due 04/01/13                                    340             406
Centex Corp. (E)
   2.993% due 08/01/07                                    215             215
Cincinnati Gas & Electric
   5.700% due 09/15/12                                     65              69
   Series B
   5.375% due 06/15/33                                     55              55
CIT Group, Inc.
   3.650%-6.875%
   due 09/25/07-11/01/09                                  235             244
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    205             223
Citigroup, Inc.
   3.500%-6.000%
   due 02/01/08-02/22/33                                1,730           1,762
Citizens Communications Co.
   7.600%-9.250%
   due 06/01/06-05/15/11                                  195             222
Clear Channel Communications, Inc.
   7.650% due 09/15/10                                     85              96
Clorox Co. (p)
   2.544% due 12/14/07 (E)                                 90              90
   4.200%-5.000%
   due 01/15/10-01/15/15                                  270             272
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     80              84
   Series D
   6.600% due 03/01/33                                     25              29
Comcast Cable Communications
   6.750%-8.375%
   due 05/01/07-01/30/11                                  445             491
Comcast Corp.
   5.850% due 01/15/10                                    280             299
Consolidated Natural Gas Co.
   Series C
   6.250% due 11/01/11                                     80              88
   5.000% due 12/01/14                                    135             136
Consumers Energy Co.
   Series B
   5.375% due 04/15/13                                     20              21
   Series F
   4.000% due 05/15/10                                     30              29
   Series H
   4.800% due 02/17/09                                    115             117
Continental Airlines, Inc.
   Series 01-1
   6.503% due 06/15/11                                    115             110
   Series 00-1
   7.918% due 05/01/10                                    220             222
Corrections Corp. of America
   7.500% due 05/01/11                                    100             106
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                     70              72
   3.250% due 05/21/08 (N)                                165             161
COX Communications, Inc. (p)
   4.625% due 01/15/10                                    280             279
Credit Suisse First Boston USA, Inc.
   4.625%-6.125%
   due 01/15/08-08/15/13                                  295             313
CSC Holdings, Inc. (N)
   10.500% due 05/15/16                                   165             185
CSX Corp.
   3.050% due 08/03/06 (E)                                120             120
   2.750%-9.000%
   due 02/15/06-08/15/06                                  110             113
DaimlerChrysler NA Holding Corp.
   7.300% due 01/15/12 (E)                                 15              17
   8.500% due 01/18/31                                    100             128
   Series MTND (E)
   2.640% due 11/17/06 (N)                                900             900
   2.940% due 09/10/07                                    285             286
Dana Corp. (p)
   5.850% due 01/15/15                                    195             191
Delta Air Lines, Inc.
   7.900% due 12/15/09                                    445             356

                                                       Fixed Income III Fund  67

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Detroit Edison Co.
   6.125%-6.350%
   due 10/01/10-10/15/32                                  145             163
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    145             144
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    130             147
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     60              66
   Series A
   7.195% due 09/15/14                                    160             186
DPL, Inc. (N)
   8.250% due 03/01/07                                    270             290
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    310             393
Duke Capital Corp.
   4.302% due 05/18/06                                     95              96
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     40              41
   6.875% due 02/01/11 (N)                                 20              22
Echostar DBS Corp.
   6.375% due 10/01/11                                    115             117
El Paso Corp.
   7.875% due 06/15/12 (N)                                300             312
   8.050% due 10/15/30                                    500             492
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                     65              71
Electronic Data Systems Corp.
   Series B
   6.500% due 08/01/13                                     50              53
Eli Lilly & Co.
   6.770% due 01/01/36                                    370             450
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                     40              39
Enterprise Products Operating, LP (p)
   4.000%-4.625%
   due 10/15/07-10/15/09                                  430             429
EOP Operating, LP
   4.750%-7.500%
   due 03/15/14-04/19/29                                  115             132
Erac USA Finance Co. (p)
   7.350% due 06/15/08                                    215             236
Exelon Corp.
   6.750% due 05/01/11                                     70              78
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                    450             477
Farmers Insurance Exchange (p)
   6.000%-8.625%
   due 08/01/14-05/01/24                                  535             605
FedEx Corp.
   2.650%-7.600%
   due 04/01/07-07/01/97                                  160             178
Fifth Third Bank
   7.750% due 08/15/10                                    330             337
Financing Corp. Principal Only STRIP
   Series 15P
   Zero Coupon due 03/07/19                                90              45
   Series 2P
   Zero Coupon due 11/30/17                               340             184
   Series 10P
   Zero Coupon due 11/30/17                               210             114
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    455             494
   Series C
   7.375% due 11/15/31                                    140             163
Fisher Scientific International (p)
   6.750% due 08/15/14                                     80              84
FMC Corp.
   10.250% due 11/01/09                                    15              17
Ford Motor Co.
   6.375% due 02/01/29                                    130             116
   7.450% due 07/16/31 (N)                                785             783
Ford Motor Credit Co.
   3.240% due 11/16/06 (E)                                400             399
   5.800%-7.875%
   due 02/01/06-02/01/11                                1,760           1,852
   5.625%-7.000%
   due 10/01/08-10/01/13 (N)                              465             475
FPL Group Capital, Inc.
   4.086% due 02/16/07                                    360             362
General Electric Capital Corp.
   Series MTNA
   4.250%-4.750%
   due 12/01/10-09/15/14 (N)                              240             241
   6.000%-6.750%
   due 06/15/12-03/15/32                                  200             235
General Electric Co.
   5.000% due 02/01/13                                    535             551
General Motors Acceptance Corp.
   3.580% due 04/13/06 (E)                              1,100           1,096
   6.750%-8.000%
   due 01/19/10-11/01/31                                2,045           2,058
   4.500%-7.000%
   due 07/15/06-02/01/12 (N)                              285             289

 68  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Motors Corp. (N)
   8.375% due 07/15/33                                    560             564
Glencore Funding LLC (p)
   6.000% due 04/15/14                                     95              92
Glencore Nickel Ltd.
   9.000% due 12/01/14                                    235              --
Golden West Financial Corp.
   4.125% due 08/15/07                                    160             162
Goldman Sachs Group, Inc.
   5.250%-6.875%
   due 01/15/11-02/15/34                                1,095           1,198
Great Atlantic & Pacific Tea Co.
   7.750% due 04/15/07                                    100              99
GTE Corp.
   6.940% due 04/15/28                                    155             177
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                    195             200
   Series B
   7.375% due 09/01/06                                     65              67
Gulf South Pipeline Co., LP (p)
   5.050% due 02/01/15                                     50              50
Halliburton Co.
   5.500% due 10/15/10                                    115             121
Hartford Financial Services Group, Inc.
   7.900% due 06/15/10                                     35              40
HCA, Inc.
   5.250%-7.875%
   due 11/06/08-11/06/33                                  645             659
Health Net, Inc.
   9.875% due 04/15/11                                    190             231
Historic TW, Inc.
   6.625%-9.125%
   due 08/15/07-05/15/29                                  995           1,196
HJ Heinz Finance Co.
   6.000%-6.750%
   due 03/15/12-03/15/32                                  155             181
Household Finance Corp.
   4.125%-8.000%
   due 02/01/09-11/27/12                                1,115           1,170
HSBC Bank USA NA
   Series BKNT (N)
   3.875% due 09/15/09                                    265             262
HVB Funding Trust I (p)
   8.741% due 06/30/31                                    185             241
HVB Funding Trust III (p)
   9.000% due 10/22/31                                     40              54
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                    110             115
ICI Wilmington, Inc.
   4.375% due 12/01/08                                     65              65
International Lease Finance Corp.
   6.375% due 03/15/09                                    155             167
International Paper Co.
   5.850% due 10/30/12                                     20              22
   5.500% due 01/15/14 (N)                                255             267
Interpublic Group of Cos., Inc.
   5.400% due 11/15/09                                    100             100
Iron Mountain, Inc.
   6.625%-7.750%
   due 01/15/15-01/01/16                                  120             120
ITT Industries, Inc.
   7.400% due 11/15/25                                    135             161
Jabil Circuit, Inc. (N)
   5.875% due 07/15/10                                    135             142
John Hancock Global Funding II (p)
   7.900% due 07/02/10                                    200             234
Jones Apparel Group, Inc. (p)
   4.250% due 11/15/09                                    155             153
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    165             176
JPMorgan Chase & Co.
   5.350%-7.000%
   due 03/01/07-03/15/12                                  210             228
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    645             723
Kennametal, Inc.
   7.200% due 06/15/12                                    110             124
Kerr-McGee Corp.
   5.875%-7.875%
   due 09/15/06-09/15/31                                   75              90
Knowledge Learning Corp., Inc. (p)
   7.750% due 02/01/15                                    120             121
Kraft Foods, Inc.
   4.125%-6.250%
   due 06/01/07-10/01/13                                1,950           2,034
Kroger Co. (The)
   7.250%-8.000%
   due 06/01/09-09/15/29                                  250             290
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    275             308
Liberty Media Corp.
   3.990% due 09/17/06 (E)                                550             556
   3.500% due 09/25/06                                    310             307
   5.700% due 05/15/13 (N)                                 85              83

                                                       Fixed Income III Fund  69

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lockheed Martin Corp.
   8.500% due 12/01/29                                     35              49
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    120             133
Lubrizol Corp.
   4.625% due 10/01/09                                    190             190
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    115             136
Marsh & McLennan Cos., Inc.
   5.375% due 07/15/14 (N)                                150             147
   5.375%-5.875%
   due 03/15/07-08/01/33                                  425             428
May Department Stores Co. (The)
   7.875% due 03/01/30                                    145             176
   4.800%-5.750%
   due 07/15/09-07/15/14 (N)                              230             237
MBNA America Bank NA
   7.125% due 11/15/12                                     30              34
MBNA Corp.
   6.125% due 03/01/13                                    185             200
MCI, Inc.
   6.908%-7.688%
   due 05/01/07-05/01/09                                  440             453
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                    380             429
MGM Mirage
   6.750%-9.750%
   due 06/01/07-09/01/12                                  515             571
Michaels Stores, Inc.
   9.250% due 07/01/09                                    240             255
Midland Funding II
   Series B
   13.250% due 07/23/06                                   220             241
Miller Brewing Co. (p)
   4.250%-5.500%
   due 08/15/08-08/15/13                                  375             387
Mizuho Preferred Capital Co. LLC (f)(p)
   8.790% due 12/29/49                                    475             534
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                     45              51
Monongahela Power Co.
   5.000% due 10/01/06                                    210             213
Monumental Global Funding II (p)
   3.850% due 03/03/08                                    200             200
Morgan Stanley
   2.510% due 11/24/06 (E)                                150             150
   4.750%-6.750%
   due 04/15/11-04/01/14                                  515             553
Motorola, Inc.
   4.608% due 11/16/07                                    400             406
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    185             207
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                     85              91
Nationwide Financial Services (N)
   6.250% due 11/15/11                                    265             289
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                    235             287
NB Capital Trust IV
   8.250% due 04/15/27                                    115             129
Nevada Power Co.
   9.000% due 08/15/13                                     60              69
News America Holdings
   8.250%-9.250%
   due 02/01/13-10/17/96 (N)                              270             347
   7.750%-7.900%
   due 12/01/45-12/01/95                                  205             253
News America, Inc. (p)
   5.300%-7.300%
   due 12/15/14-04/30/28                                  210             238
Nisource Finance Corp.
   2.915% due 11/23/09 (E)                                 95              95
   7.875% due 11/15/10                                    225             264
Norfolk Southern Corp.
   7.050%-7.900%
   due 05/15/07-05/15/97                                  435             554
North Front Pass-Through Trust (p)
   5.810% due 12/15/24                                    500             513
Northrop Grumman Corp.
   7.125% due 02/15/11                                     95             109
Northwest Pipeline Corp.
   8.125% due 03/01/10                                     25              28
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    135             187
Ohio Edison Co.
   5.450% due 05/01/15                                     85              87
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     25              26
   Series G
   6.600% due 02/15/33                                    100             115

 70  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pacific Gas & Electric Co.
   3.600%-6.050%
   due 03/01/09-03/01/34                                  470             482
Panhandle Eastern Pipe Line
   Series B
   2.750% due 03/15/07                                     45              44
Pemex Project Funding Master Trust
   8.000% due 11/15/11 (N)                                 20              23
   7.375%-8.625%
   due 12/15/14-02/01/22                                  390             449
   9.500% due 09/15/27 (N)(p)                              55              70
Plains Exploration & Production Co. (N)
   7.125% due 06/15/14                                     30              33
Popular North America Capital Trust I
   6.564% due 09/15/34                                    240             261
Popular North America, Inc.
   4.250% due 04/01/08                                    275             277
Progress Energy, Inc.
   7.000% due 10/30/31                                    210             239
Prudential Holdings LLC
   Series FSA (p)
   7.245% due 12/18/23                                    160             194
PSEG Energy Holdings LLC
   7.750%-8.625%
   due 04/16/07-02/15/08                                  585             614
Qwest Capital Funding, Inc.
   6.500%-7.000%
   due 08/03/09-11/15/18                                   50              44
Qwest Corp. (p)
   7.875% due 09/01/11                                    395             423
Qwest Services Corp. (p)
   14.000% due 12/15/10                                    55              65
Rabobank Capital Funding II (f)(p)
   5.260% due 12/31/49                                    165             169
Raytheon Co.
   4.850%-8.300%
   due 03/01/10-01/15/11                                   60              69
RBS Capital Trust I (f)
   5.512% due 09/29/49                                    385             397
RC Trust 1 Equity Preferred
   7.000% due 05/15/06                                    420             218
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                     95              96
Reliant Energy, Inc.
   6.750% due 12/15/14                                     95              93
Rouse Co. (The)
   3.625% due 03/15/09                                     40              38
   5.375% due 11/26/13 (N)                                 20              19
Safeway, Inc. (N)
   5.800% due 08/15/12                                     70              74
SBC Communications, Inc.
   4.125%-6.150%
   due 09/15/09-09/15/34                                1,180           1,197
Sealed Air Corp. (p)
   5.625% due 07/15/13                                    135             140
Sempra Energy (E)
   2.809% due 05/21/08                                    215             215
SLM Corp. (N)
   4.000% due 01/15/10                                    140             138
Smithfield Foods, Inc.
   7.000% due 08/01/11                                     35              37
   Series B
   7.750%-8.000%
   due 10/15/09-05/15/13                                  135             149
Southern California Edison Co.
   2.545% due 12/13/07 (E)                                235             235
   5.000%-7.625%
   due 01/15/10-01/15/34                                  415             464
Sprint Capital Corp.
   4.780%-8.750%
   due 08/17/06-03/15/32                                1,540           1,869
Starwood Hotels & Resorts Worldwide, Inc. (o)
   7.375%-7.875%
   due 05/01/07-05/01/12                                  155             175
Station Casinos, Inc.
   6.000% due 04/01/12                                    100             103
TCI Communications, Inc.
   7.875% due 02/15/26                                     80             100
TECO Energy, Inc.
   7.200% due 05/01/11                                    160             174
Tele-Communications-TCI Group
   7.875%-9.800%
   due 02/01/12-08/01/13                                  685             853
Tenet Healthcare Corp.
   7.375% due 02/01/13 (N)                                 50              46
   6.875% due 11/15/31                                     65              52
Tesoro Corp.
   8.000% due 04/15/08                                    220             237
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                     45              53
Texas Genco LLC (p)
   6.875% due 12/15/14                                     70              72
Texas-New Mexico Power Co.
   6.250% due 01/15/09                                     70              74
Time Warner Cos., Inc.
   7.570% due 02/01/24                                     35              42

                                                       Fixed Income III Fund  71

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Time Warner Entertainment Co., LP
   8.375% due 03/15/23                                    175             223
Time Warner, Inc.
   6.750%-7.700%
   due 04/15/11-05/01/32                                  510             592
TNP Enterprises, Inc.
   Series B
   10.250% due 04/01/10                                    70              74
Travelers Property Casualty Corp. (N)
   5.000% due 03/15/13                                    110             110
Twin Reefs Pass-Through Trust (E)(f)(p)
   3.420% due 12/10/49                                    300             301
TXU Corp. (p)
   Series J
   6.375% due 06/15/06                                     40              41
   4.800%-6.550%
   due 11/15/09-11/15/34                                1,285           1,284
TXU Energy Co. LLC
   7.000% due 03/15/13                                    205             231
Tyson Foods, Inc.
   8.250% due 10/01/11                                     90             107
Union Pacific Corp.
   6.650% due 01/15/11 (N)                                 45              50
   5.750%-6.125%
   due 10/15/07-01/15/12                                  240             260
   Series MTNE
   6.790% due 11/09/07                                     35              38
Union Planters Corp.
   7.750% due 03/01/11                                    125             147
Univision Communications, Inc.
   7.850% due 07/15/11                                    135             159
UST, Inc.
   6.625% due 07/15/12                                    240             270
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    295             314
Venetian Casino Resort LLC
   11.000% due 06/15/10                                   185             209
Verizon
   6.500% due 09/15/11                                     40              44
Verizon Global Funding Corp.
   7.750% due 12/01/30                                     85             107
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    305             314
Washington Mutual, Inc.
   8.250% due 04/01/10                                    180             210
Weatherford International, Inc.
   4.950% due 10/15/13                                    220             221
WellPoint, Inc. (p)
   3.750%-4.250%
   due 12/14/07-12/15/09                                  375             373
Wells Fargo & Co.
   4.950% due 10/16/13                                    155             158
   2.609% due 09/28/07 (E)                                405             405
Weyerhaeuser Co.
   6.000%-6.750%
   due 08/01/06-03/15/12                                  145             161
Williams Gas Pipelines (p)
   7.375% due 11/15/06                                    200             211
Wisconsin Electric Power
   3.500% due 12/01/07                                     65              65
Witco Corp.
   6.875%-7.750%
   due 04/01/23-02/01/26                                  325             304
Wyeth
   5.500%
   due 03/15/13-02/01/14                                  115             120
Xerox Corp.
   6.875%-7.125%
   due 06/15/10-08/15/11                                  215             230
Yum! Brands, Inc.
   8.875% due 04/15/11                                    265             326
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    370             415
                                                                 ------------
                                                                       73,539
                                                                 ------------

International Debt - 6.3%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    275             296
Abitibi-Consolidated, Inc.
   6.950%-8.850%
   due 12/15/06-08/01/30                                  755             773
   8.550% due 08/01/10 (N)                                140             150
Argent NIM Trust
   Series 2003-N7,Class 2A1 (p)
   5.680% due 03/25/34                                     13              13
Argentina Government International Bond
   11.375% due 03/15/10-01/30/17                          400             127
Arlington Street CDO, Ltd.
   Series 2000-1A,Class A2 (p)
   7.660% due 06/10/12                                    898             907
AXA SA
   8.600% due 12/15/30                                     85             115

 72  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Banco Santander Chile (E)(p)
   2.800% due 12/09/09                                    195             195
Batterson Park CBO I, Ltd.
   Series 1998-1A,Class A4
   6.130% due 01/02/11                                     32              33
Bowater Canada Finance
   7.950% due 11/15/11                                    245             262
Brazilian Government International Bond
   3.063%-8.299%
   due 04/15/06-04/15/12 (E)                            1,219           1,229
   9.250%-11.000%
   due 10/22/10-01/11/12 (N)                              390             459
   8.000%-10.500%
   due 04/15/14-02/04/25                                1,001           1,042
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    345             398
British Telecommunications PLC
   8.375%-8.875%
   due 12/15/10-12/15/30                                  205             248
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                    140             142
Chile Government International Bond
   5.500% due 01/15/13                                  1,500           1,580
Colombia Government International Bond
   10.375% due 01/28/33                                   360             408
Conoco Funding Co.
   6.350% due 10/15/11                                    675             754
Deutsche Telekom International Finance BV
   8.500%-8.750%
   due 06/15/10-06/15/30                                  850           1,071
Dominican Republic International Bond (E)
   3.500% due 08/30/24                                    250             209
Dresdner Bank AG (p)
   10.375% due 08/17/09                                   118             132
EnCana Corp.
   6.500% due 08/15/34                                     60              68
Evergreen Funding, Ltd.
   2.902% due 11/15/10                                    276             270
Export Import Bank of Korea
   4.250% due 11/27/07                                     80              80
   4.125% due 02/10/09 (p)                                160             159
France Telecom SA
   7.950%-9.250%
   due 03/01/06-03/01/31                                1,370           1,536
Hanarotelecom, Inc. (p)
   7.000% due 02/01/12                                    300             302
Hutchison Whampoa International 03/13, Ltd. (p)
   6.500% due 02/13/13                                    165             179
Intelsat, Ltd. (p)
   7.794% due 01/15/12 (E)                                145             149
   8.250% due 01/15/13                                    250             259
   6.500% due 11/01/13 (N)                                690             578
Ispat Inland ULC
   9.750% due 04/01/14                                    334             412
Juniper CBO, Ltd.
   Series 1999-1A,Class A1 (p)
   6.830% due 04/15/11                                    230             235
Korea Development Bank (N)
   4.250% due 11/13/07                                     45              45
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                     85              86
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                    200             200
Mexico Government International Bond
   6.375%-8.375%
   due 01/14/11-08/15/31                                1,085           1,297
   8.000% due 09/24/22 (N)                                405             479
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    380             403
Morgan Stanley Bank AG for OAO Gazprom (p)
   9.625% due 03/01/13                                    110             131
NAK Naftogaz Ukrainy
   8.125% due 09/30/09                                    400             417
Nexen, Inc.
   5.050% due 11/20/13                                     80              80
Oil Insurance, Ltd. (p)
   5.150% due 08/15/33                                    520             523
Peru Government International Bond
   9.125% due 02/21/12                                    100             115
Petro-Canada
   5.350% due 07/15/33                                     70              68
Petroleum Geo-Services ASA (N)
   8.000% due 11/05/06                                    270             275
Province of Quebec
   5.000% due 07/17/09 (N)                                 25              26
   7.500% due 07/15/23                                    300             392
Ras Laffan Liquefied Natural Gas Co., Ltd. (p)
   8.294% due 03/15/14                                     85             101

                                                       Fixed Income III Fund  73

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rogers Wireless Communications, Inc. (p)
   7.250% due 12/15/12                                     50              53
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    600             726
Royal KPN NV
   8.000% due 10/01/10                                    160             188
Russia Government International Bond (p)
   5.000% due 03/31/30 (N)                              1,170           1,227
   5.000% due 03/31/30                                  1,100           1,155
Salomon Brothers AG for OAO Siberian Oil Co.
   Series REGS
   10.750% due 01/15/09                                   535             587
Salomon Brothers AG for Tyumen Oil Co.
   Series REGS (p)
   11.000% due 11/06/07                                   160             182
Santander Financial Issuances
   6.375% due 02/15/11                                    180             198
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    170             197
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                     65              72
Secunda International, Ltd. (E)(p)
   10.660% due 09/01/12                                   220             217
Shaw Communications, Inc.
   7.200%-8.250%
   due 04/11/10-12/15/11                                  250             281
South Street CBO, Ltd.
   Series 1999-1A, Class A1
   7.160% due 07/01/11                                    217             192
Stora Enso OYJ
   7.375% due 05/15/11                                    105             121
Systems 2001 Asset Trust (p)
   6.664%-7.156%
   due 12/15/11-09/15/13                                  315             346
Telecom Italia Capital SA (p)
   4.000%-6.375%
   due 01/15/10-09/30/34                                1,375           1,379
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    340             341
Telus Corp.
   7.500%-8.000%
   due 06/01/07-06/01/11                                  890           1,028
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                    355             358
TuranAlem Finance BV (p)
   7.875% due 06/02/10                                    240             240
Tyco International Group SA
   6.375% due 10/15/11                                    700             774
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                    120             135
Vedanta Resources PLC (p)
   6.625% due 02/22/10                                    315             316
Venezuela Government International Bond
   9.375% due 01/13/34                                  1,140           1,176
Western Oil Sands, Inc.
   8.375% due 05/01/12                                    145             170
WPP Finance UK Corp. (N)(p)
   5.875% due 06/15/14                                    115             122
                                                                 ------------
                                                                       31,189
                                                                 ------------

Mortgage-Backed Securities - 30.7%
Banc of America Commercial Mortgage, Inc.
   Series 2004-3, Class A3
   4.875% due 06/10/39                                    675             694
   Series 2004-4, Class A3
   4.128% due 07/10/42                                    455             454
   Series 2004-6, Class A5
   4.811% due 12/10/42                                    300             303
   Series 2004-5, Class A3
   4.561% due 11/10/41                                    185             186
   Series 2004-2, Class A2
   3.520% due 11/10/38                                    175             171
Banc of America Funding Corp.
   Series 2004-3, Class 2A2
   5.000% due 09/25/19                                    265             268
Bank of America Alternative Loan Trust
   Series 2004-10, Class 1CB1
   6.000% due 11/25/34                                    173             178
   Series 2003-10, Class 2A1
   6.000% due 12/25/33                                    300             308
   Series 2004-2, Class 1A1
   6.000% due 03/25/34                                    164             169

 74  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Mortgage Securities
   Series 2004-G, Class 2A6 (E)
   4.657% due 08/25/34                                    245             249
   Series 2005-A, Class 2A1 (E)
   4.494% due 02/25/35                                    175             175
   Series 2004-10, Class 2A1
   5.000% due 12/25/19                                      6               7
   Series 2004-L, Class 4A1 (E)
   5.180% due 01/25/35                                    460             462
   Series 2003-D, Class 1A2 (E)
   3.428% due 05/25/33                                     11              11
   Series 2004-A, Class 1A1 (E)
   3.481% due 02/25/34                                    127             126
   Series 2003-I, Class 2A4 (E)
   3.828% due 10/25/33                                    265             264
   Series 2004-1, Class 5A1
   6.500% due 09/25/33                                     40              41
   Series 2004-E, Class 1A1 (E)
   3.533% due 06/25/34                                    227             225
Citigroup Commercial Mortgage Trust
   Series 2004-FL1, Class A1 (E)(p)
   2.610% due 07/15/18                                    461             461
Countrywide Alternative Loan Trust
   Series 2004-J5, Class 1A1 (E)
   2.720% due 07/25/34                                    120             120
   Series 2004-J7, Class 1A2
   4.673% due 08/25/34                                    230             230
   Series 2004-J7, Class 1A6
   5.013% due 08/25/34                                    625             629
CS First Boston Mortgage Securities Corp.
   Series 2003-29, Class 5A1
   7.000% due 12/25/33                                    188             194
   Series 2004-1, Class 3A1
   7.000% due 02/25/34                                     58              60
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2003-3, Class 2A3
   4.500% due 10/25/33                                    140             140
Deutsche Mortgage Securities, Inc.
   Series 2004-4, Class 1A2
   4.010% due 04/25/34                                    145             145
DLJ Mortgage Acceptance Corp.
   Series 1996-Q5, Class A1 (E)
   3.030% due 06/25/26                                     36              36
Fannie Mae
   15 Year TBA (I)
   4.500%-5.500%                                       18,810          19,048
   30 Year TBA (I)
   5.000%-6.500%                                       31,780          32,377
   4.500%-10.000%
   due 2016-2035                                       29,290          30,154
   3.772%-4.251%
   due 2025-2026 (E)                                      421             435
   Series 1997-281, Class 2
   Interest Only STRIP
   9.000% due 11/01/26                                     68              14
   Series 2000-306, Class IO
   Interest Only STRIP
   8.000% due 05/01/30                                     79              17
   Series 2001-317, Class 2
   Interest Only STRIP
   8.000% due 08/01/31                                     87              17
   Series 2002-320, Class 2
   Interest Only STRIP
   7.000% due 03/01/32                                     41               8
   Series 2002-50, Class SC (E) Interest Only
   STRIP
   5.570% due 12/25/29                                     73               3
   Series 2003-16, Class NI
   Interest Only STRIP
   5.000% due 02/25/15                                    574              36
   Series 2003-25, Class IK
   Interest Only STRIP
   7.000% due 04/25/33                                    195              34
   Series 2003-33, Class IA
   Interest Only STRIP
   6.500% due 05/25/33                                    300              57
   Series 2003-32, Class UI
   Interest Only STRIP
   6.000% due 05/25/33                                    207              36
   Series 2003-82, Class WI
   Interest Only STRIP
   6.000% due 08/25/32                                     85              11
   Series 2004-27, Class JC
   5.000% due 05/25/34                                    545             538
   Series 2004-87, Class UD
   4.750% due 11/25/30                                    195             195
   Series 2004-90, Class PC
   5.000% due 03/25/27                                    170             173
   Series 2005-1, Class HC
   5.000% due 09/25/28                                    345             351

                                                       Fixed Income III Fund  75

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Grantor Trust
   Series 2001-T8, Class A2
   9.500% due 07/25/41                                    134             150
Fannie Mae Whole Loan
   Series 2003-W17, Class 1A6
   5.310% due 08/25/33                                  1,700           1,712
   Series 2003-W19, Class 1A2
   3.471% due 11/25/33                                     61              61
   Series 2004-W9, Class 2A1
   6.500% due 02/25/44                                    196             205
   Series 2003-W14, Class 1A5
   4.710% due 09/25/43                                     33              33
Federal Home Loan Mortgage Corp.
   6.500% due 2033                                         95             100
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58, Class 1A2
   3.108% due 05/25/35                                    150             149
   Series 2003-58, Class 2A
   6.500% due 09/25/43                                    183             191
   Series 2004-H01, Class A1
   2.614% due 07/15/11                                  1,343           1,326
Federal National Mortgage Association
   5.000%-7.500% due 2031-2034                          3,440           3,532
   Series 2003-82, Class IA
   Interest Only STRIP
   6.000% due 08/25/32                                    313              41
First Horizon Asset Securities, Inc.
   Series 2003-5, Class 1A17
   8.000% due 07/25/33                                     74              78
   Series 2004-AR5, Class 4A1
   5.680% due 10/25/34 (E)                                238             239
First Nationwide Trust
   Series 2001-4, Class 3A5 (E)
   3.130% due 09/25/31                                     17              17
First Union-Lehman Brothers-Bank of America
   Series 1998-C2, Class A2
   6.560% due 11/18/35                                    455             487
Freddie Mac
   15 Year TBA (I)
   5.000%-5.500%                                        3,300           3,389
   30 Year TBA (I)
   5.000%-6.000%                                       10,485          10,677
   5.000%-10.500% due 2016-2034                         8,500           8,815
   3.711%-7.818%
   due 2027-2034 (E)                                      496             507
   Series 2001-212, Class IO
   Interest Only STRIP
   6.000% due 05/01/31                                    147              26
   Series 2001-215, Class IO
   Interest Only STRIP
   8.000% due 06/01/31                                    119              21
   Series 1998-191, Class IO
   Interest Only STRIP
   8.000% due 01/01/28                                     54              10
   Series 1998-194, Class IO
   Interest Only STRIP
   6.500% due 04/01/28                                    184              34
   Series 1991-103, Class Z
   9.000% due 02/15/21                                    115             115
   Series 2002-246, Class VC
   6.000% due 10/15/27                                    107             108
   Series 2003-259, Class IQ
   Interest Only STRIP
   5.000% due 06/15/17                                    493              62
   Series 2003-261, Class UI
   Interest Only STRIP
   6.500% due 05/15/33                                    208              36
   Series 2003-261, Class DI
   Interest Only STRIP
   5.500% due 05/15/27                                    530              39
   Series 2003-264, Class IM
   Interest Only STRIP
   7.000% due 07/15/33                                    272              52
   Series 2003-263, Class IO
   Interest Only STRIP
   5.000% due 10/15/27                                  1,034             113
   Series 2003-263, Class IA
   Interest Only STRIP
   5.000% due 06/15/22                                  1,356              96
   Series 2003-264, Class IC
   Interest Only STRIP
   5.000% due 05/15/22                                  1,140             121
   Series 2004-272, Class PM
   4.500% due 01/15/34                                    170             159
   Series 2003-263, Class YH
   3.500% due 08/15/22                                  1,065           1,056
   Series 2004-283, Class HQ
   4.750% due 05/15/29                                    295             295
   Series 2004-285, Class PI
   Interest Only STRIP
   5.500% due 05/15/24                                    668              73
   Series 2004-287, Class IA
   Interest Only STRIP
   5.500% due 04/15/24                                    417              44

 76  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-288, Class QI
   Interest Only STRIP
   5.500% due 02/15/24                                    571              59
   Series 2004-288, Class HC
   5.500% due 07/15/28                                    645             667
   Series 2004-289, Class PC
   5.000% due 07/15/30                                    340             344
   Series 2004-288, Class OE
   5.000% due 01/15/30                                    290             293
   Series 2004-290, Class LC
   5.500% due 12/15/17                                    175             179
GE Capital Commercial Mortgage Corp.
   Series 2004-C2, Class A4
   4.893% due 03/10/40                                  1,105           1,126
Ginnie Mae I
   30 Year TBA (I)
   5.000%-6.500%                                        6,205           6,260
   6.500%-11.000% due 2016-2032                           615             662
Ginnie Mae II
   30 Year TBA (I)
   5.500%                                                 135             138
   3.375%-4.625% due 2023-2030                          2,146           2,173
Global Signal Trust
   Series 2004-2A, Class A (p)
   4.232% due 12/15/14                                    225             222
GMAC Commercial Mortgage Securities, Inc.
   Series 1998-C2, Class A2
   6.420% due 05/15/35                                    480             515
Government National Mortgage Association
   Series 2002-27, Class SA (E) Interest Only
   STRIP
   5.520% due 05/16/32                                    148              10
   Series 2002-62, Class B
   4.763% due 01/16/25                                    160             163
   Series 1999-27, Class SE (E) Interest Only
   STRIP
   6.120% due 08/16/29                                    302              34
   Series 1999-44, Class SA (E) Interest Only
   STRIP
   6.070% due 12/16/29                                    298              30
   Series 2000-29, Class S (E)
   Interest Only STRIP
   6.000% due 09/20/30                                    105               9
   Series 2004-64, Class JH
   5.500% due 07/20/30                                    395             410
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1, Class A7
   5.317% due 06/10/36                                    435             456
   Series 2005-GG3, Class A4
   4.799% due 08/10/42                                    425             427
GSMPS Mortgage Loan Trust (p)
   Series 1998-3, Class A
   7.750% due 09/19/27                                     87              93
   Series 1999-3, Class A
   8.000% due 08/19/29                                    151             163
GSR Mortgage Loan Trust
   Series 2004-7, Class 1A1
   3.457% due 06/25/34                                    830             817
JP Morgan Chase Commercial Mortgage Securities
   Corp. (p)
   Series 2002-C1, Class A3
   5.376% due 07/12/37                                    220             232
   Series 2003-C1, Class A2
   4.985% due 01/12/37                                    185             190
   Series 2004-FL1, Class A1 (E)
   2.577% due 04/16/19                                    398             398
   Series 2004-LN2, Class A1
   4.475% due 07/15/41                                    608             612
   Series 2003-ML1, Class A2
   4.767% due 03/12/39                                    620             628
LB-UBS Commercial Mortgage Trust
   Series 2004-C4, Class A3
   4.987% due 06/15/29                                  1,055           1,100
Master Alternative Loans Trust
   Series 2003-9, Class 1A1
   5.500% due 12/25/18                                    236             241
   Series 2003-6, Class 3A1
   8.000% due 09/25/33                                     83              86
Mellon Residential Funding Corp.
   Series 2000-TBC, Class A1 (E)
   2.720% due 06/15/30                                    562             561
Merrill Lynch Mortgage Trust (p)
   Series 2002-MW1, Class J
   5.695% due 07/12/34                                    185             181
   Series 2004-MKB, Class A2
   4.353% due 02/12/42                                    580             585
   Series 2004-BPC, Class A3
   4.467% due 10/12/41                                    115             115
Morgan Stanley Capital I
   Series 2004-HQ3, Class A2
   4.050% due 01/13/41                                    595             590

                                                       Fixed Income III Fund  77

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nomura Asset Acceptance Corp.
   Series 2004-AP2, Class A2
   4.099% due 07/25/34                                    195             195
Nomura Asset Securities Corp.
   Series 1998-D6, Class A1B
   6.590% due 03/15/30                                    255             275
Prime Mortgage Trust
   Series 2004-CL1, Class 1A1
   6.000% due 02/25/34                                    148             151
   Series 2004-CL1, Class 1A2 (E)
   2.930% due 02/25/34                                     99              99
   Series 2004-CL1, Class 2A2 (E)
   2.930% due 02/25/19                                     50              50
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1, Class A3
   7.000% due 11/25/31                                    171             176
   Series 2004-SL4, Class A3
   6.500% due 07/25/32                                    257             265
Small Business Administration
   Series 2000-P10, Class 1
   7.449% due 08/01/10                                    224             242
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18, Class 5A
   5.500% due 12/25/34                                    221             225
Structured Asset Securities Corp.
   Series 2002-22H, Class 1A
   6.999% due 11/25/32                                     67              69
   Series 2004-12H, Class 1A
   6.000% due 05/25/34                                    251             256
   Series 2004-21X, Class 1A3
   4.440% due 12/25/34                                  1,105           1,102
Thornburg Mortgage Securities Trust
   Series 2004-2, Class A2 (E)
   2.680% due 06/25/44                                    155             154
Vendee Mortgage Trust
   Series 2000-1, Class 2G
   7.250% due 06/15/09                                    260             262
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16, Class A2
   4.380% due 10/15/41                                  1,095           1,101
Washington Mutual
   Series 2003-AR4, Class A7 (E)
   3.950% due 05/25/33                                     66              65
   Series 2003-AR9, Class 1A7 (E)
   4.060% due 09/25/33                                    246             244
   Series 2004-AR1, Class A2C (E)
   2.698% due 07/25/44                                    141             142
   Series 2004-CB3, Class 1A
   6.000% due 10/25/34                                    125             128
   Series 2004-CB3, Class 4A
   6.000% due 10/25/19                                    331             345
   Series 2004-AR1, Class A3 (E)
   2.698% due 10/25/44                                    340             342
   Series 2002-AR1, Class A (E)
   4.017% due 12/25/32                                    229             229
Wells Fargo Mortgage Backed Securities Trust
   Series 2003-K, Class 2A5 (E)
   4.522% due 11/25/33                                    160             155
   Series 2003-M, Class A1 (E)
   4.739% due 12/25/33                                    263             262
   Series 2004-I, Class 1A1
   3.393% due 07/25/34                                    183             182
   Series 2004-DD, Class 2A3 (E)
   4.548% due 01/25/35                                    280             281
   Series 2004-DD, Class 2A6 (E)
   4.548% due 01/25/35                                    445             449
                                                                 ------------
                                                                      152,194
                                                                 ------------

Municipal Bonds - 0.8%
Badger TOB Asset Securitization Corp. Revenue
   Bonds, weekly demand (E)
   6.375% due 06/01/32                                    800             791
City of Colorado Springs Colorado Revenue Bonds,
   weekly demand (E)
   5.000% due 11/15/33                                    200             208
City of Forsyth Montana Revenue Bonds, annual
   demand (E)
   5.200% due 05/01/33                                     70              74
Colorado Department of Transportation Revenue
   Bonds (u)
   5.000% due 12/15/13                                    480             538
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand (E)
   5.625% due 06/01/38                                    140             151

 78  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Metropolitan Washington Airports Authority
   Revenue Bonds, weekly demand (E)(u)
   5.000% due 10/01/34                                    130             133
New Jersey Economic Development Authority
   Revenue Bonds, weekly demand (E)
   5.750% due 06/15/34                                    235             247
New York State Urban Development Corp. Revenue
   Bonds, weekly demand (E)(u)
   5.250% due 03/15/34                                    180             194
Puerto Rico Public Buildings Authority Revenue
   Bonds, weekly demand (E)
   5.250% due 07/01/33                                    325             345
Sales Tax Asset Receivables Corp. Revenue Bonds,
   weekly demand (E)(u)
   5.250% due 10/15/27                                    215             236
State of California General Obligation Unlimited
   5.000%-5.250%
   due 07/01/13-02/01/33                                  290             318
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    150             149
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                    175             194
West Virginia Economic Development Authority
   Revenue Bonds
   5.370% due 07/01/20 (u)                                 65              68
   6.070% due 07/01/26                                    200             216
                                                                 ------------
                                                                        3,862
                                                                 ------------

Non-US Bonds - 1.6%
Bank Nederlandse Gemeenten
   5.000% due 02/04/08                           AUD      532             405
Canadian Government Bond
   5.750% due 06/01/33                           CAD      100              93
Deutsche Bundesrepublik
   5.000%-5.625%
   due 07/04/11-01/04/28                         EUR      789           1,155
Dexia Municipal Agency
   5.750% due 04/07/09                           NZD      573             393
France Telecom SA
   7.000%-7.250%
   due 12/23/09-01/28/13                         EUR      145             228
Inter-American Development Bank
   1.900% due 07/08/09                           JPY   32,000             329
KBC Bank Funding Trust I (f)
   6.875% due 06/30/49                           EUR      600             889
Olivetti Finance NV
   5.875% due 01/24/08                           EUR       45              63
Poland Government Bond
   6.000% due 05/24/09                           PLN    1,535             488
Queensland Treasury Corp.
   6.000% due 06/14/11                           AUD      575             455
Russia Paris Club Participant (p)
   2.025% due 08/20/20                           JPY   31,031             273
Spain Government Bond
   4.200% due 01/31/37                           EUR      100             133
Telecom Italia Finance NV
   7.250% due 04/24/12                           EUR       55              87
United Kingdom Gilt
   4.000%-8.000%
   due 03/07/09-09/27/13                         GBP    1,368           2,753
                                                                 ------------
                                                                        7,744
                                                                 ------------

Registered Investment Company Funds - 0.0%
Pacific Investment Management Co. Series High
   Yield Portfolio Institutional                        6,112              52
                                                                 ------------

United States Government Agencies - 0.8%
Fannie Mae
   3.875%-4.375%
   due 02/15/10-03/15/13 (N)                            1,510           1,502
   Zero Coupon due 10/09/19                               245             113
Financing Corp. Principal Only STRIP Zero Coupon
   due 04/05/19-09/26/19                                1,010             498
Freddie Mac
   5.125% due 11/07/13                                    530             534
   2.750%-4.000%
   due 03/15/08-12/15/09 (N)                            1,360           1,354
                                                                 ------------
                                                                        4,001
                                                                 ------------

                                                       Fixed Income III Fund  79

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

United States Government Treasuries - 19.5%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07 (sec.)                             964           1,011
   1.625% due 01/15/15                                    985             983
   0.875%-4.250%
   due 01/15/09-01/15/25 (N)                           21,308          23,039
United States Treasury Note
   3.125%-8.875%
   due 05/15/06-08/15/29 (N)                           63,715          68,805
   4.250% due 11/15/14                                     85              86
   5.375 due 02/15/31 (sec.)                            2,530           2,830
                                                                 ------------
                                                                       96,754
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $401,365)                                                       409,883
                                                                 ------------

COMMON STOCKS - 0.0%

Other Energy - 0.0%
Nexen, Inc.                                             4,055             108
                                                                 ------------

TOTAL COMMON STOCKS
(cost $101)                                                               108
                                                                 ------------

PREFERRED STOCKS - 0.2%

Financial Services - 0.2%
Centaur Funding Corp.(p)                              385,000             518
DG Funding Trust(p)                                        59             641
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,011)                                                           1,159
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
-----------------------------------------------------------------------------

OPTIONS PURCHASED - 0.0%

(Number of Contracts)
Eurodollar Futures
   Mar 2005 94.75 Put (172)                            40,743               1
                                                                 ------------
United States Treasury Bond Futures
   Feb 2005 115.00 Call (3)                               345               2
   Feb 2005 116.00 Call (1)                               116               1
                                                                 ------------
                                                                            3
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $5)                                                                   4
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------


WARRANTS & RIGHTS - 0.0%

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series C                                             3,996              78
   Series E                                             1,300              29
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $93)                                                                107
                                                                 ------------

SHORT-TERM INVESTMENTS - 31.8%
Ares Leveraged Investment Fund, LP (E)(p)
   6.800% due 10/31/05                                    280             280
Bank of America Corp. Commercial Paper (z)
   2.610% due 04/20/05                                  3,500           3,500
Barclays US Funding, LLC (z)
   2.035%-2.425%
   due 02/03/05-03/15/05 (c)                            3,100           3,093
   2.515% due 04/05/05                                  1,100           1,093
Bombardier Capital, Inc. (E)(p)
   4.828% due 05/30/05                                    395             395
CBA (DE) Finance Discount Note (z)
   2.425% due 03/15/05 (c)                              1,200           1,197
   2.525% due 04/11/05                                  1,500           1,490
Danske Corp. Discount Note Series A (c)(z)
   2.035%-2.440%
   due 02/14/05-03/23/05                                4,300           4,288
Dexia Delaware (c)(z)
   2.360% due 03/03/05                                  3,800           3,793
DNB Nor Bank ASA (z)
   2.700% due 05/31/05                                  3,900           3,864
Fannie Mae Discount Note (z)
   2.075%-2.201%
   due 02/02/05-03/03/05 (c)                            3,600           3,598
   2.422%-2.580%
   due 04/06/05-04/27/05                                5,300           5,266
Federal Home Loan Discount Corp. (c)(z)
   2.309%-5.500%
   due 03/02/05-03/11/05                                9,000           8,979
Federal National Mortgage Association Discount
   Note (z)
   2.645% due 06/01/05                                    100              99

 80  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Ford Motor Credit Co.
   2.520% due 04/07/05 (z)                                600             596
   7.600% due 08/01/05                                    200             204
Frank Russell Investment Company Money Market
   Fund                                            75,055,000          75,055
Freddie Discount (c)(z)
   2.380% due 03/31/05                                    100             100
Freddie Mac Discount Note (z)
   1.890%-2.255%
   due 02/08/05-03/08/05 (c)                            4,400           4,393
   2.420%-2.690%
   due 04/19/05-06/20/05                                6,300           6,237
General Electric Capital Corp. Discount Note
   (c)(z)
   2.040%-2.420%
   due 02/04/05-03/14/05                                4,000           3,990
General Motors Acceptance Corp.
   7.500% due 07/15/05                                    300             305
HBOS Treasury Services, PLC (c)(z)
   2.070%-2.435%
   due 02/02/05-03/22/05                                3,080           3,792
ING US Funding, LLC (z)
   2.110% due 02/01/05 (c)                                400             400
   2.645% due 04/21/05                                  1,600           1,591
Lone Star Industries (p)
   8.850% due 06/15/05                                    195             197
Newcourt Credit Group, Inc.
   Series B
   6.875% due 02/16/05                                     70              70
Niagara Mohawk Power Corp.
   Series F
   7.625% due 10/01/05                                    435             447
Nisource Finance Corp.
   7.625% due 11/15/05                                     45              46
Rabobank USA Financial Corp. (z)
   2.640% due 05/20/05                                  3,900           3,865
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4, Class AIO
   5.750% due 04/25/05                                    472               4
Rogers Cablesystems, Ltd.
   Series B
   10.000% due 03/15/05                                   210             211
Smurfit Capital Funding PLC (N)
   6.750% due 11/20/05                                    360             367
Swedbank Forenings (z)
   2.370%-2.445%
   due 03/07/05-05/31/05 (c)                            3,300           3,291
   2.710% due 05/31/05                                  1,000             991
UBS Financial Del, LLC (z)
   2.030%-2.670%
   due 02/22/05-05/25/05                                4,300           4,287
United States Treasury Bills (c)(z)
   2.172% due 03/03/05                                    274             275
   1.939%-2.205%
   due 03/17/05-03/31/05 (sec.)                        1,2760           1,271
Westpac Capital Corp. Years 1 & 2 (z)
   2.610%-2.625% due 04/25/05                           4,300           4,272
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $157,192)                                                       157,192
                                                                 ------------

OTHER SECURITIES - 20.6%
Frank Russell Investment Company Money Market
   Fund (X)                                        42,749,574          42,749
State Street Securities Lending Quality Trust
   (X)                                             59,127,871          59,128
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $101,877)                                                       101,877
                                                                 ------------

TOTAL INVESTMENTS - 135.4%
(identified cost $661,644)                                            670,330

OTHER ASSETS AND LIABILITIES,

NET - (35.4%)                                                        (175,279)
                                                                 ------------

NET ASSETS - 100.0%                                                   495,051
                                                                 ============


           See accompanying notes which are an integral part of the schedules of investments.

                                                       Fixed Income III Fund  81

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 06/05 (14)                               3,386                 (3)
   expiration date 09/05 (190)                             45,833               (149)
   expiration date 12/05 (143)                             34,429                (61)

Germany, Federal Republic
   10 Year Bonds
   expiration date 03/05 (142)                             22,196                227

Japan Government 10 Year Bonds
   expiration date 03/05 (1)                                1,347                 13

United States Treasury Bonds
   expiration date 03/05 (15)                               1,723                 25
United States Treasury 2 Year Notes
   expiration date 03/05 (102)                             21,324                (60)

United States Treasury 10 Year Notes
   expiration date 03/05 (216)                             24,249                142

Short Positions
United States Treasury Bonds
   expiration date 03/05 (10)                               1,148                (18)

United States Treasury 5 Year Notes
   expiration date 03/05 (219)                             23,926                (20)

United States Treasury 10 Year Notes
   expiration date 03/05 (32)                               3,593                (38)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                         58
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Euribor Futures
   Jun 2005 94.25 (GBP) Put (7)                             1,553                 --
   Jun 2005 97.75 (EUR) Put (18)                            5,733                 (4)

United States Treasury Notes
10 Year Futures
   Feb 2005 114.00 Call (103)                              12,742                 (5)
   May 2005 113.00 Call (6)                                   678                 (3)
   May 2005 114.00 Call (6)                                   684                 (2)
   Feb 2005 108.00 Put (74)                                 7,992                 (1)
   May 2005 108.00 Put (19)                                 2,052                 (8)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $84)                                                       (23)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 82  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              27      AUD            35    02/22/05                 --
USD             107      EUR            82    02/28/05                 --
USD           1,438      EUR         1,080    03/18/05                (30)
USD               8      EUR             6    04/26/05                 --
USD               4      GBP             2    02/01/05                 --
USD              21      GBP            11    02/02/05                 --
USD           1,688      JPY       174,586    02/02/05                 (3)
USD             221      JPY        22,586    03/10/05                 (2)
USD           1,480      JPY       152,000    03/10/05                 (9)
USD             483      JPY        50,000    03/31/05                  1
USD             486      JPY        50,000    03/31/05                 (1)
USD             328      JPY        33,426    04/25/05                 (3)
AUD             562      USD           424    02/22/05                (11)
AUD             615      USD           476    02/22/05                 (1)
CAD             116      USD            94    02/17/05                  1
EUR             382      PLN         1,555    02/22/05                 (6)
EUR             382      PLN         1,555    02/22/05                  6
EUR              88      USD           115    02/01/05                 --
EUR              31      USD            41    02/10/05                  1
EUR              43      USD            57    02/10/05                  1
EUR              55      USD            73    02/10/05                  1
EUR              66      USD            87    02/10/05                  1
EUR             122      USD           160    02/10/05                  1
EUR           1,288      USD         1,705    02/10/05                 26
EUR             153      USD           198    02/22/05                 (1)
EUR              82      USD           108    02/28/05                  1
EUR             350      USD           474    03/31/05                 18
EUR             359      USD           481    03/31/05                 13
EUR             107      USD           141    04/18/05                  1
EUR              69      USD            90    04/26/05                 --
EUR             102      USD           133    04/26/05                 --
EUR             129      USD           169    04/26/05                 --
GBP              32      USD            59    02/22/05                 (1)
GBP             230      USD           439    02/22/05                  7
GBP             260      USD           496    02/22/05                  7
JPY             257      USD             2    02/01/05                 --
JPY           1,654      USD            16    02/02/05                 --
JPY         174,586      USD         1,693    03/10/05                  3
JPY          44,548      USD           436    04/25/05                  3
PLN             826      USD           262    02/22/05                 (3)
PLN           1,555      USD           470    02/22/05                (27)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Foreign
  Exchange Contracts                                                   (6)
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Fixed Income III Fund  83

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers                                                 1 Month USD LIBOR-
   CMBS Index - AAA              Lehman Brothers        1,455      BBA minus 0.100%          04/01/05                     5
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swaps                                                          5
                                                                                                           ================

INTEREST RATE SWAPS
-------------------------------------------------------------------------------------------------------------------------------
                              NOTIONAL                                                                              MARKET
        COUNTER                AMOUNT                                                         TERMINATION           VALUE
         PARTY                   $               FUND RECEIVES            FUND PAYS               DATE                $
-----------------------   ----------------   ---------------------   --------------------   ----------------   ----------------
Goldman                      USD     1,600   5.000%                  Three Month LIBOR          06/15/15                    (48)
JP Morgan                    GBP       100   5.000%                  Six Month LIBOR            06/18/34                     (6)
JP Morgan                    EUR       600   6.000%                  Six Month LIBOR            06/18/34                     99
Lehman Brothers              USD     2,600   5.000%                  Three Month LIBOR          06/15/15                    (79)
Merrill Lynch                EUR     1,400   4.000%                  Six Month LIBOR            03/15/07                     50
Merrill Lynch                EUR       200   6.000%                  Six Month LIBOR            06/18/34                     33
Morgan Stanley               USD     6,300   5.000%                  Three Month LIBOR          06/15/15                   (189)
Morgan Stanley               GBP       200   5.000%                  Six Month LIBOR            06/18/34                    (12)
UBS                         JPY    125,000   2.000%                  Six Month LIBOR            06/15/12                    (76)
                                                                                                               ----------------

Total Market Value of Interest Rate Swaps Premiums Paid (Received) - ($216)                                                (228)
                                                                                                               ================

See accompanying notes which are an integral part of the schedules of investments.

 84  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 86.8%

Argentina - 0.7%
Acindar Industria Argentina de Aceros SA (AE)         205,000             403
Central Costanera SA Class T (AE)                     323,041             468
Grupo Financiero Galicia SA - ADR                     473,572           4,046
IRSA Inversiones y Representaciones SA (AE)                 6              --
                                                                 ------------
                                                                        4,917
                                                                 ------------

Brazil - 7.3%
Banco do Brasil SA                                     94,000           1,113
Brasil Telecom
   Participacoes SA - ADR                              40,600           1,306
Braskem SA - ADR                                       78,500           3,481
Centrais Eletricas Brasileiras SA                   2,083,200              27
Cia de Bebidas das
   Americas - ADR (N)                                  46,600           1,191
Cia de Concessoes Rodoviarias                          38,200             770
Cia de Saneamento Basico do Estado de Sao Paulo    27,260,000           1,444
Cia Energetica de Minas Gerais - ADR                   72,800           1,604
Cia Siderurgica Nacional SA                           346,673           6,963
Cia Vale do Rio Doce                                   61,300           1,861
Cia Vale do Rio Doce - ADR                            237,800           6,253
Gerdau SA - ADR (N)                                   117,200           1,987
Grendene SA (AE)                                        9,600             108
Natura Cosmeticos SA                                  181,363           4,442
Petroleo Brasileiro SA                                 74,900           3,029
Petroleo Brasileiro SA - ADR                          217,000           8,318
Souza Cruz SA                                          13,200             155
Tele Norte Leste Participacoes SA                      49,692             863
Tele Norte Leste Participacoes
   SA - ADR (N)                                        40,300             580
Telesp Celular Participacoes
   SA - ADR (AE)(N)                                    83,101             513
Uniao de Bancos Brasileiros SA                        149,300             912
Uniao de Bancos Brasileiros SA - GDR                   82,000           2,494
Votorantim Celulose e Papel
   SA - ADR (N)                                        62,250             903
                                                                 ------------
                                                                       50,317
                                                                 ------------

Canada - 0.2%
PetroKazakhstan, Inc. Class A                          36,465           1,312
                                                                 ------------

Chile - 0.2%
Coca-Cola Embonor SA - ADR (AE)                       107,000             735
Embotelladora Andina SA Class B (N)                    54,400             693
                                                                 ------------
                                                                        1,428
                                                                 ------------

China - 1.5%
Aluminum Corp. of China, Ltd. Class H                 782,000             429
China Petroleum &
   Chemical Corp. Class H                           5,176,000           2,057
China Telecom Corp., Ltd. Class H                   2,154,000             801
Datang International Power Generation Co., Ltd.
   Class H                                            114,000              81
Fujian Zijin Mining Group
   Co., Ltd. Class H                                  340,000             149
Huadian Power International Co. Class H             2,886,000             851
Jiangsu Express Class H                             1,579,400             704
Jiangxi Copper Co., Ltd. Class H (AE)                 280,000             150
Ping An Insurance Group Co. of China, Ltd. Class
   H (AE)                                             809,500           1,344
Shanghai Forte Land Co. Class H                     1,282,000             419
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,689,000             982
Sinopec Yizheng Chemical
   Fibre Co., Ltd. Class H                            628,000             115
Sinotrans, Ltd. Class H                             2,204,900             721
Travelsky Technology, Ltd. Class H                    296,100             235
Yanzhou Coal Mining Co., Ltd. Class H                 615,000             871
ZTE Corp. Class H (AE)                                190,600             615
                                                                 ------------
                                                                       10,524
                                                                 ------------

Colombia - 0.1%
BanColombia SA - ADR                                   30,400             417
Cementos Argos SA                                      26,400             234
Inversiones Nacionales de Chocolates SA                54,121             195
                                                                 ------------
                                                                          846
                                                                 ------------

Croatia - 0.2%
Pliva DD - GDR                                        100,700           1,245
                                                                 ------------

Czech Republic - 0.4%
Cesky Telecom AS                                       12,412             225
Komercni Banka AS                                      13,174           1,953
Philip Morris CR                                          742             592
                                                                 ------------
                                                                        2,770
                                                                 ------------

                                                       Emerging Markets Fund  85

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ecuador - 0.4%
La Cemento Nacional Ecuador - GDR (p)                  10,500             341
La Cemento Nacional Ecuador - GDR                      72,000           2,301
                                                                 ------------
                                                                        2,642
                                                                 ------------

Egypt - 1.8%
Commercial International Bank                         184,393           1,477
Commercial International Bank - GDR                    15,600             125
Egyptian Co. for Mobile Services Class V              134,602           3,879
Orascom Construction Industries                       234,028           3,983
Orascom Telecom Holding SAE (AE)                       19,170           1,229
Orascom Telecom Holding
   SAE - GDR (AE)                                      13,300             424
Sun International, Ltd.                                51,100             580
Vodafone Egypt Telecommunications SAE                  52,495             638
                                                                 ------------
                                                                       12,335
                                                                 ------------

Estonia - 0.1%
Hansabank, Ltd.                                        54,300             708
                                                                 ------------

Hong Kong - 2.9%
China Insurance International Holdings Co., Ltd.    1,274,000             531
China Mobile Hong Kong, Ltd.                          673,000           2,110
China Netcom Group Corp. Hong Kong, Ltd. (AE)         917,500           1,317
China Overseas Land & Investment, Ltd.             16,380,000           4,095
China Resources Enterprise                            578,000             849
China Resources Power Holdings Co.                  2,444,000           1,183
Citic Pacific, Ltd.                                   280,000             784
CNOOC, Ltd.                                         3,897,000           2,061
COSCO Pacific, Ltd.                                 2,078,000           4,329
Kingboard Chemicals Holdings, Ltd.                    194,000             430
Luen Thai Holdings, Ltd. (AE)                         910,000             467
Panva Gas Holdings, Ltd. (AE)                       1,088,000             485
Shanghai Industrial Holdings, Ltd.                     59,000             130
Silver Grant International                            842,000             418
Tom Group, Ltd. (AE)                                2,150,000             372
                                                                 ------------
                                                                       19,561
                                                                 ------------

Hungary - 1.9%
Matav Magyar Tavkozlesi Rt                            281,697           1,308
Matav Magyar Tavkozlesi Rt. - ADR (N)                  14,200             330
Mol Magyar Olaj - es Gazipari Rt                       79,741           5,325
Mol Magyar Olaj - es Gazipari Rt. - GDR                44,900           2,999
OTP Bank Rt                                            96,331           3,117
                                                                 ------------
                                                                       13,079
                                                                 ------------

India - 5.3%
Arvind Mills, Ltd. (AE)                               374,200           1,047
Ballarpur Industries, Ltd.                            121,800             241
Bank of Baroda                                        220,000           1,034
Bharti Televentures (AE)                              193,000           1,019
GAIL India, Ltd. - GDR                                 54,700           1,731
Genesis Indian Investment Co. (AE)                    665,719          15,052
HDFC Bank, Ltd. -ADR (N)                               23,200           1,032
I-Flex Solutions, Ltd.                                 48,600             684
ICICI Bank, Ltd. - ADR                                199,800           3,930
ITC, Ltd.                                              25,350             791
Kotak Mahindra Bank, Ltd.                             121,000             798
Larsen & Toubro, Ltd.                                  25,397             585
LIC Housing Finance (AE)                              107,498             519
National Thermal Power Corp., Ltd. (AE)               543,300           1,076
Petronet LNG, Ltd. (AE)                               804,000             816
Power Trading Corp. of India, Ltd.                    276,519             340
State Bank of India, Ltd. - GDR                        36,780           1,370
Tata TEA, Ltd.                                         56,600             633
UTI Bank, Ltd. (AE)                                   182,800             864
Videsh Sanchar Nigam, Ltd. - ADR (N)                  110,100           1,160
ZEE Telefilms, Ltd.                                   380,800           1,352
                                                                 ------------
                                                                       36,074
                                                                 ------------

Indonesia - 3.5%
Astra International Tbk PT                          3,376,000           3,702
Bank Central Asia Tbk PT                            7,423,000           2,329
Bank Mandiri Persero Tbk PT                        16,691,276           3,533
Bank Rakyat Indonesia                              13,415,360           4,025
Bumi Resources Tbk PT (AE)                          4,019,500             403
Gudang Garam Tbk PT                                    91,000             167
Indonesian Satellite Corp. Tbk PT                   2,414,500           1,502
Ramayana Lestari Sentosa Tbk PT                     6,547,500             543
Telekomunikasi Indonesia Tbk PT                    15,253,490           7,989
                                                                 ------------
                                                                       24,193
                                                                 ------------

Israel - 2.4%
Bank Hapoalim, Ltd.                                 1,287,400           4,647
Bank Leumi Le-Israel BM                             1,579,100           4,875
Check Point Software Technologies (AE)                 80,800           1,962
Lipman Electronic Engineering, Ltd. (N)                 7,100             208

 86  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Makhteshim-Agan Industries, Ltd. Class S              327,600           1,764
Partner Communications - ADR (AE)                     102,830             852
Teva Pharmaceutical Industries,
   Ltd. - ADR                                          71,000           2,028
                                                                 ------------
                                                                       16,336
                                                                 ------------

Luxembourg - 0.3%
Quilmes Industrial SA                                 392,600             302
Quilmes Industrial SA - ADR                             8,627             148
Tenaris SA                                            157,531             766
Tenaris SA - ADR                                       16,000             776
                                                                 ------------
                                                                        1,992
                                                                 ------------

Malaysia - 1.9%
Astro All Asia Networks PLC (AE)                      890,700           1,289
Berjaya Sports Toto BHD                               512,500             545
British American Tobacco Malaysia BHD                  66,000             825
CIMB BHD                                              404,500             607
Hong Leong Bank BHD                                   371,800             538
IJM Corp. BHD                                         357,200             459
IOI Corp. BHD                                         245,400             601
Magnum Corp. BHD                                    2,164,800           1,310
Malakoff BHD                                        1,013,000           1,999
Malayan Banking BHD                                   118,000             382
Malaysian Industrial Development Finance              902,500             340
MK Land Holdings BHD                                1,675,200             802
OYL Industries BHD                                    122,200           1,158
Public Bank BHD                                       108,381             217
Sime Darby BHD                                        251,800             424
Symphony House BHD (AE)                               816,900             174
TAN Chong Motor Holdings BHD                          908,000             430
Tenaga Nasional BHD                                   195,000             549
                                                                 ------------
                                                                       12,649
                                                                 ------------

Mexico - 7.8%
Alfa SA de CV Class A                                 591,800           3,043
America Movil SA de CV
   Series L - ADR                                     142,500           7,531
America Movil SA de CV                                189,300             501
Cemex SA de CV                                      1,339,682           9,441
Cemex SA de CV - ADR                                   26,749           1,002
Consorcio ARA SA de CV (AE)                           127,600             465
Corp GEO SA de CV (AE)                                357,000             858
Fomento Economico Mexicano SA de CV                   315,800           1,696
Fomento Economico Mexicano
   SA de CV - ADR                                      70,600           3,783
Grupo Aeroportuario del Sureste
   SA de CV - ADR                                      16,600             442
Grupo Carso SA de CV                                   66,424             372
Grupo Financiero
   Banorte SA de CV Class O                           632,700           4,070
Grupo Mexico SA de CV                               1,378,462           6,934
Grupo Modelo SA                                       824,800           2,226
Grupo Televisa SA                                     375,000           1,105
Grupo Televisa SA - ADR                                22,173           1,304
Organizacion Soriana SA de CV Class B                 250,500             886
Telefonos de Mexico SA de CV                           81,700             152
Telefonos de Mexico SA de CV - ADR                     92,554           3,443
Urbi Desarrollos Urbanos SA de CV (AE)                125,600             680
Wal-Mart de Mexico SA de CV                         1,000,558           3,455
                                                                 ------------
                                                                       53,389
                                                                 ------------

Pakistan - 1.8%
Engro Chemical Pakistan, Ltd.                       1,071,300           2,203
Fauji Fertilizer Co., Ltd.                            825,754           2,105
HUB Power Co.                                       1,220,092             654
ICI Pakistan, Ltd.                                  1,114,900           1,728
Muslim Commercial Bank                                353,839             391
National Bank Of Pakistan                             149,300             241
Pakistan State Oil Co., Ltd.                          183,600             961
Pakistan Telecommunication Co., Ltd.                3,800,936           3,896
SUI Northern Gas Pipeline                             296,880             279
                                                                 ------------
                                                                       12,458
                                                                 ------------

Philippines - 0.4%
Ayala Land, Inc.                                    2,200,800             364
Globe Telecom, Inc.                                    13,900             233
Philippine Long Distance Telephone (AE)                83,800           2,168
SM Prime Holdings                                   1,500,000             234
                                                                 ------------
                                                                        2,999
                                                                 ------------

Russia - 1.7%
LUKOIL - ADR                                           52,440           6,517
MMC Norilsk Nickel - ADR                               16,191             928
Mobile TeleSytems - ADR (N)                            64,400           2,317
OAO Gazprom - ADR                                      13,600             466
Rostelecom - ADR (N)                                    8,200              90
Tatneft - ADR (N)                                       4,300             136
Vimpel-Communications - ADR (AE)                       43,500           1,446
                                                                 ------------
                                                                       11,900
                                                                 ------------

South Africa - 12.1%
ABSA Group, Ltd.                                      466,252           5,944
Aeci, Ltd.                                            236,900           1,621

                                                       Emerging Markets Fund  87

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
African Bank Investments, Ltd.                        402,800           1,129
Alexander Forbes, Ltd.                                300,000             561
AngloGold Ashanti, Ltd.                                15,500             506
AngloGold Ashanti, Ltd. - ADR (N)                      41,934           1,377
AVI, Ltd.                                             263,900           1,048
Barloworld, Ltd.                                      219,567           3,801
Bidvest Group, Ltd.                                    62,437             834
Edgars Consolidated Stores, Ltd.                      120,947           6,045
FirstRand, Ltd.                                     2,162,755           4,926
Foschini, Ltd.                                         62,628             388
Impala Platinum Holdings, Ltd.                         10,830             903
Imperial Holdings, Ltd.                               158,740           2,679
Investec, Ltd.                                         19,400             561
JD Group, Ltd.                                         84,191             910
Liberty Group, Ltd. (AE)                               40,884             444
Massmart Holdings, Ltd.                                87,200             608
MTN Group, Ltd.                                     1,562,000          11,727
Murray & Roberts Holdings, Ltd.                       455,000           1,101
Nampak, Ltd.                                          142,996             365
Naspers, Ltd. Class N                                 318,100           3,973
Network Healthcare Holdings, Ltd.                     760,000             653
Pick'n Pay Stores, Ltd.                               150,000             598
Reunert, Ltd.                                          35,300             206
Sanlam, Ltd.                                        2,666,827           5,612
Sappi, Ltd.                                            48,000             611
Sasol, Ltd.                                           188,800           3,797
Standard Bank Group, Ltd.                           1,105,129          11,952
Steinhoff International Holdings, Ltd.                799,200           1,767
Telkom SA, Ltd.                                       125,179           2,268
Tiger Brands, Ltd.                                     53,239             853
Truworths International, Ltd.                         600,200           1,703
VenFin, Ltd.                                          291,200           1,214
                                                                 ------------
                                                                       82,685
                                                                 ------------

South Korea - 15.7%
Amorepacific Corp.                                      8,871           1,929
Cheil Communications, Inc.                              3,320             497
CJ Internet Corp.                                      24,177             259
Daelim Industrial Co.                                  29,890           1,609
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd. (AE)                                           30,190             543
Hanaro Telecom, Inc. (AE)                             149,374             522
Hankook Tire Co., Ltd.                                190,597           2,202
Hanwha Chem Corp.                                     153,190           1,636
Hite Brewery Co., Ltd.                                 17,960           1,511
Honam Petrochemical Corp. (AE)                          6,000             278
Hyundai Department Store Co., Ltd.                      9,470             349
Hyundai Development Co. (AE)                           40,000             716
Hyundai Mobis                                          73,300           5,010
Hyundai Motor Co.                                      69,660           3,953
Hyundai Motor Co. - GDR (p)                            13,900             394
Industrial Bank of Korea (AE)                         248,000           2,005
Industrial Bank Of Korea - GDR                         21,540             174
INI Steel Co. (AE)                                    149,920           1,856
Kangwon Land, Inc.                                      2,697              34
Kookmin Bank                                          138,656           5,949
Kookmin Bank - ADR (N)                                  4,200             180
Korea Electric Power Corp.                            215,940           5,853
Korea Electric Power Corp. - ADR (N)                   83,040           1,125
KT Corp.                                               50,700           2,064
KT Corp. - ADR                                         19,700             427
KT Freetel Co., Ltd.                                   46,700           1,024
KT&G Corp.                                            143,310           4,402
KT&G Corp. - GDR (p)                                   53,100             815
Kumgang Korea Chemical Co., Ltd.                        7,310           1,087
LG Chem, Ltd.                                           6,830             258
LG Electronics, Inc.                                   20,020           1,378
LG Engineering & Construction Corp.                     6,870             192
LG Household & Health Care, Ltd.                        6,700             195
LG Petrochemical Co., Ltd. (AE)                         7,520             185
Lotte Chilsung Beverage Co., Ltd.                         950             834
NCSoft Corp. (AE)                                      10,424             763
NHN Corp. (AE)                                          3,720             313
Nong Shim Co., Ltd.                                     7,333           1,734
POSCO                                                  61,199          11,129
POSCO - ADR                                            14,200             646
S-Oil Corp. Class N                                    68,090           4,382
S1 Corp.                                               45,781           1,741
Samsung Electronics - GDR                               2,300             552
Samsung Electronics Co., Ltd.                          28,989          13,991
Samsung Electronics Co., Ltd. - GDR (p)                10,059           1,569
Samsung Fire & Marine
   Insurance Co., Ltd.                                 29,150           2,274
Samsung Securities Co., Ltd.                           16,130             428
Shinhan Financial Group Co., Ltd.                     334,960           8,410
Shinsegae Co., Ltd.                                     4,410           1,238
SK Corp.                                               56,740           3,015
SK Telecom Co., Ltd.                                   11,720           2,045
SK Telecom Co., Ltd. - ADR (N)                         14,700             285
Tae Young Corp.                                        11,339             470
Woori Finance Holdings Co., Ltd. (AE)                  81,890             739
                                                                 ------------
                                                                      107,169
                                                                 ------------

 88  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Taiwan - 6.7%
Advantech Co., Ltd.                                   418,126             964
AU Optronics Corp. - ADR (N)                            7,500             114
Basso Industry Corp.                                  250,800             555
Cathay Financial Holding Co., Ltd.                    906,000           1,776
Cheng Shin Rubber Industry Co., Ltd.                  319,048             386
China Steel Corp.                                   1,278,150           1,428
China Steel Corp. - GDR                                47,610           1,065
Chinatrust Financial Holding Co.                    1,372,455           1,537
Chunghwa Telecom Co., Ltd.                            720,000           1,446
Chunghwa Telecom Co., Ltd. - ADR                       54,700           1,100
CMC Magnetics Corp.                                 3,750,000           1,665
Compal Electronics, Inc.                            4,112,453           3,871
Compal Electronics, Inc. - GDR                         31,219             147
E.Sun Financial Holding Co., Ltd.                   1,283,000           1,022
E.Sun Financial Holding Co.,
   Ltd. - GDR (AE)(p)                                   6,000             120
Far Eastern Department Stores Co., Ltd.               655,000             360
Far Eastern Textile Co., Ltd.                       1,052,442             759
Far EasTone Telecommunications Co., Ltd.              935,000           1,071
Far EasTone Telecommunications Co., Ltd. - GDR
   (p)                                                 11,000             189
Faraday Technology Corp.                              228,647             412
Formosa Petrochemical Corp.                           271,000             506
Gigabyte Technology Co., Ltd.                       1,036,875           1,087
HON HAI Precision Industry                          1,800,963           7,910
Phoenixtec Power Co., Ltd.                            565,629             655
Polaris Securities Co., Ltd.                          637,000             320
Quanta Computer, Inc.                                 888,801           1,478
Ritek Corp.                                         1,933,161             640
Taishin Financial Holdings Co., Ltd.                1,389,921           1,251
Taiwan Cellular Corp.                               2,530,520           2,620
Taiwan Semiconductor Manufacturing Co., Ltd.        4,735,969           7,726
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                 31,700             259
United Microelectronics Corp. - ADR (AE)               64,700             206
Vanguard International Semiconductor Corp. (AE)       627,000             452
Via Technologies, Inc. (AE)                           543,000             274
Yuanta Core Pacific Securities Co.                    459,622             337
                                                                 ------------
                                                                       45,708
                                                                 ------------

Thailand - 3.1%
Advanced Info Service PCL                             834,200           2,294
Airports of Thailand PCL                            1,072,600           1,356
Bangkok Bank PCL                                      341,900             949
Bank of Ayudhya PCL (AE)                            6,588,900           2,325
Banpu PCL                                             314,400           1,362
CP Seven Eleven PCL                                   205,200             303
Kasikornbank PCL                                      634,600             905
Kiatnakin Finance PCL                                 681,400             628
Land and Houses PCL                                 2,842,700             730
National Petrochemical PCL                            517,000           1,448
PTT Exploration & Production PCL                      310,700           2,321
PTT PCL                                               424,000           1,947
Ratchaburi Electricity Generating Holding PCL         522,100             542
Shin Corp. PCL                                      1,452,400           1,639
Siam Commercial Bank PCL                              508,000             656
True Corp. PCL (AE)                                 5,939,900           1,587
                                                                 ------------
                                                                       20,992
                                                                 ------------

Turkey - 3.8%
Akbank TAS                                          1,024,931           6,408
Akcansa Cimento AS                                     65,996             262
Anadolu Efes Biracilik ve Malt
   Sanayii AS                                         126,730           2,562
Arcelik (AE)                                           87,000             563
Cimsa Cimento Sanayi ve Tica                           98,181             393
Denizbank AS(AE)                                      304,406             912
Dogan Yayin Holding (AE)                              294,307             807
Dogus Otomotiv Servis ve Ticaret AS (AE)               20,000              66
Eregli Demir ve Celik Fabrikalari TAS                 397,841           1,936
Finansbank (AE)                                       454,500           1,021
Ford Otomotiv Sanayi AS                               267,000           2,279
Hurriyet Gazetecilik AS                               442,000           1,145
Migros Turk TAS                                       219,555           1,710
Trakya Cam Sanayi AS                                  197,266             606
Tupras Turkiye Petrol Rafine                          175,673           2,105
Turkcell Iletisim Hizmet AS                            82,600             606
Turkcell Iletisim Hizmet AS - ADR (N)                   7,077             130
Turkiye Garanti Bankasi AS (AE)                       221,000             885
Turkiye Is Bankasi                                    271,000           1,593
                                                                 ------------
                                                                       25,989
                                                                 ------------

United Kingdom - 2.5%
Anglo American PLC                                    182,345           4,199
Antofagasta PLC                                        40,436             929
Genesis Smaller Companies                             236,384           8,652
Old Mutual PLC                                      1,099,546           2,614
SABMiller PLC                                          54,300             831
                                                                 ------------
                                                                       17,225
                                                                 ------------

                                                       Emerging Markets Fund  89

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              34
                                                                 ------------

Zimbabwe - 0.1%
Delta Corp., Ltd.                                   1,101,300             555
OK Zimbabwe                                         6,402,949              86
                                                                 ------------
                                                                          641
                                                                 ------------

TOTAL COMMON STOCKS
(cost $425,566)                                                       594,117
                                                                 ------------

PREFERRED STOCKS - 6.7%
Brazil - 6.1%
All America Latina Logistica SA                       118,089           3,155
Aracruz Celulose SA                                   184,400             647
Banco Bradesco SA                                      72,100           1,791
Banco Itau Holding Financeira SA                       24,941           3,729
Braskem SA                                         68,450,000           3,046
Caemi Mineracao e Metalurgica SA                    1,857,600           1,716
Cia de Tecidos do Norte de Minas - Coteminas        5,402,440             564
Cia Energetica de Minas Gerais                     24,039,000             533
Cia Siderurgica de Tubarao                         38,700,000           2,114
Cia Vale do Rio Doce                                  247,700           6,271
Empresa Brasileira de Aeronautica SA (AE)             237,800           1,892
Gerdau SA                                              28,100             478
Klabin SA                                             389,000             735
Petroleo Brasileiro SA                                232,600           8,319
Suzano Bahia Sul Papel e Celulose SA                  230,000           1,084
Usinas Siderurgicas de Minas Gerais SA                147,700           3,029
Votorantim Celulose e Papel SA                        167,835           2,445
                                                                 ------------
                                                                       41,548
                                                                 ------------

Colombia - 0.0%
BanColombia SA                                          7,200              25
                                                                 ------------

South Korea - 0.6%
Hyundai Motor Co. (AE)                                 46,150           1,509
Samsung Electronics Co., Ltd.                           7,656           2,389
                                                                 ------------
                                                                        3,898
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $30,103)                                                         45,471
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------

OPTIONS PURCHASED - 0.4%

(Number of Contracts)
Brazil - 0.0%
Bovespa Index Futures
   Feb 2005 25,930.00 (BRL) Call (170)                  5,069              59
                                                                 ------------

South Korea - 0.4%
KOSPI 200 Index
   Mar 2005 93.50 (KRW) Call (161)                    686,185           2,959
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2,104)                                                           3,018
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------

WARRANTS & RIGHTS - 0.0%
Malaysia - 0.0%
Symphony House BHD 2009 Warrants (AE)                 137,280               9
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $0)                                                                   9
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.3%

United States - 5.3%
Frank Russell Investment Company
   Money Market Fund                               33,414,000          33,414
United States Treasury Bill
   2.239% due 03/17/05 (c)(z)(sec.)                     3,200           3,191
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $36,605)                                                         36,605
                                                                 ------------

 90  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------


OTHER SECURITIES - 1.6%
Frank Russell Investment Company
   Money Market Fund (X)                            4,636,359           4,636
State Street Securities Lending Quality Trust
   (X)                                              6,412,649           6,413
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $11,049)                                                         11,049
                                                                 ------------

TOTAL INVESTMENTS - 100.8%
(identified cost $505,427)                                            690,269

OTHER ASSETS AND LIABILITIES,

NET - (0.8%)                                                           (5,550)
                                                                 ------------

NET ASSETS - 100.0%                                                   684,719
                                                                 ============


           See accompanying notes which are an integral part of the schedules of investments.

                                                       Emerging Markets Fund  91

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 02/05 (49)                               4,305                 27

JSE-40 Index (South Africa)
   expiration date 03/05 (330)                              6,406                580

MSCI Taiwan Index
   expiration date 02/05 (348)                              8,717                244
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        851
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Brazil
Bovespa Index Futures
   Feb 2005 25,930.00 (BRL) Put (170)                       5,069               (342)

South Korea
Kospi 200 Index Futures
   Mar 2005 93.50 (KRW) Put (161)                           7,339               (785)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $828)                                                   (1,127)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 92  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              --      BRL            --    02/01/05                 --
USD              42      BRL           112    02/01/05                  1
USD             440      BRL         1,155    02/01/05                  3
USD              11      BRL            28    02/02/05                 --
USD              44      BRL           114    02/02/05                 --
USD             361      BRL         1,000    03/16/05                 16
USD             839      BRL         2,400    03/16/05                 67
USD           1,220      BRL         3,500    03/16/05                101
USD           1,951      BRL         5,600    03/16/05                163
USD             851      CZK        19,698    02/01/05                  1
USD             136      EUR           104    02/01/05                 --
USD               4      EUR             3    02/02/05                 --
USD              25      IDR       226,975    02/01/05                 --
USD              87      IDR       790,871    02/01/05                 --
USD             188      IDR     1,715,043    02/01/05                 (1)
USD             222      IDR     2,025,650    02/01/05                 (1)
USD             266      IDR     2,422,588    02/01/05                 (1)
USD             144      IDR     1,315,288    02/02/05                 (1)
USD             315      IDR     2,877,496    02/02/05                 (1)
USD           1,971      KRW     2,100,000    03/16/05                 75
USD           2,341      KRW     2,500,000    03/16/05                 94
USD           7,884      KRW     8,400,000    03/16/05                298
USD           2,207      MXN        24,820    02/01/05                 10
USD             424      MXN         4,760    02/02/05                  1
USD              19      MYR            74    02/02/05                 --
USD              24      MYR            92    02/02/05                 --
USD              13      MYR            50    02/03/05                 --
USD              16      PHP           870    02/01/05                 --
USD              16      PHP           871    02/02/05                 --
USD              25      PHP         1,382    02/02/05                 --
USD             422      TRY           564    02/01/05                 --
USD              56      TRY            75    02/02/05                 --
USD           2,211      ZAR        13,000    03/16/05                (55)
USD           4,077      ZAR        24,000    03/16/05                (96)
BRL              52      USD            19    02/01/05                 --
BRL             135      USD            51    02/01/05                 (1)
GBP              35      USD            65    02/01/05                 --
HKD              90      USD            12    02/02/05                 --
HUF           4,481      USD            24    02/01/05                 --
HUF          17,150      USD            91    02/01/05                 --
KRW       4,500,000      USD         4,341    03/16/05                (42)
MXN             224      USD            20    02/01/05                 --
MYR              78      USD            21    02/02/05                 --
ZAR             880      USD           147    02/01/05                 --
ZAR           1,061      USD           178    02/02/05                  1

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
ZAR             381      USD            64    02/07/05                 --
ZAR           2,000      USD           340    03/16/05                  8
                                                           --------------

Total Unrealized Appreciation (Depreciation) On Open
  Foreign Currency Exchange Contracts                                 640
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Emerging Markets Fund  93

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       3.4             23,197
Consumer Discretionary                                        7.0             47,874
Consumer Staples                                              4.6             31,663
Financial Services                                           23.4            159,773
Health Care                                                   0.6              3,927
Integrated Oils                                               6.2             42,443
Materials and Processing                                     19.2            131,552
Miscellaneous                                                 2.2             15,103
Options                                                       0.4              3,018
Other Energy                                                  2.9             19,766
Producer Durables                                             3.7             25,212
Technology                                                    4.8             32,772
Utilities                                                    15.5            106,306
Warrants & Rights                                              --                  9
Short-Term Investments                                        5.3             36,605
Other Securities                                              1.6             11,049
                                                  ---------------    ---------------

Total Investments                                           100.8            690,269
Other Assets and Liabilities, Net                            (0.8)            (5,550)
                                                  ---------------    ---------------

Net Assets                                                  100.0            684,719
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                       12.2             83,325
Asia                                                         43.3            296,235
Europe                                                        8.4             57,684
Latin America                                                22.7            155,145
Middle East                                                   4.2             28,671
United Kingdom                                                2.5             17,225
Other                                                         0.2              1,312
Options                                                       0.4              3,018
Short-Term Investments                                        5.3             36,605
Other Securities                                              1.6             11,049
                                                  ---------------    ---------------

Total Investments                                           100.8            690,269
Other Assets and Liabilities, Net                            (0.8)            (5,550)
                                                  ---------------    ---------------

Net Assets                                                  100.0            684,719
                                                  ===============    ===============

See accompanying notes which are an integral part of the schedules of investments.

 94  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 95.9%

Apartment - 16.2%
Apartment Investment & Management Co. Class A
   (o)(N)                                             598,975          21,503
Archstone-Smith Trust (o)(N)                          753,105          25,831
AvalonBay Communities, Inc. (o)                       755,900          50,585
BRE Properties Class A (o)(N)                         371,100          13,645
Camden Property Trust (o)                             166,600           7,549
Equity Residential (o)                              1,885,600          59,472
Essex Property Trust, Inc. (o)                        131,400           9,454
Home Properties, Inc. (o)                             191,400           7,733
Summit Properties, Inc. (o)(N)                         60,000           1,827
United Dominion Realty Trust, Inc. (o)(N)             497,500          11,054
                                                                 ------------
                                                                      208,653
                                                                 ------------

Diversified - 4.8%
iStar Financial, Inc. (o)                             107,500           4,499
Spirit Finance Corp. (AE)(o)(N)                        55,800             664
Vornado Realty Trust (o)                              821,575          56,804
                                                                 ------------
                                                                       61,967
                                                                 ------------

Free Standing Retail - 0.1%
Realty Income Corp. (o)(N)                             80,400           1,874
                                                                 ------------

Health Care - 2.7%
Health Care REIT, Inc. (o)(N)                          56,400           1,889
Healthcare Realty Trust, Inc. (o)(N)                  169,000           6,163
LTC Properties, Inc. (o)                              128,800           2,509
National Health Investors, Inc. (o)(N)                153,150           3,918
Omega Healthcare Investors, Inc. (o)                  421,878           4,734
Senior Housing Properties Trust (o)(N)                107,300           1,776
Ventas, Inc. (o)                                      521,950          13,362
                                                                 ------------
                                                                       34,351
                                                                 ------------

Industrial - 8.9%
AMB Property Corp. (o)                                240,000           8,935
Catellus Development Corp. (o)                        990,171          26,556
Centerpoint Properties Trust (o)                      264,300          11,220
Eastgroup Properties (o)                              179,300           6,489
First Potomac Realty Trust (o)(N)                      52,500           1,126
Prologis (o)                                        1,598,600          60,971
                                                                 ------------
                                                                      115,297
                                                                 ------------

Lodging/Resorts - 11.5%
Fairmont Hotels & Resorts, Inc. (N)                    68,300           2,133
Great Wolf Resorts, Inc. (AE)                          39,400             826
Hilton Hotels Corp.                                 1,761,500          39,193
Hospitality Properties Trust (o)(N)                    62,000           2,644
Host Marriott Corp. (o)(N)                          2,794,100          44,706
Innkeepers USA Trust (o)(N)                           122,700           1,657
La Quinta Corp. (AE)(N)                               698,500           6,070
LaSalle Hotel Properties (o)                          242,120           7,346
Starwood Hotels & Resorts Worldwide, Inc.             742,183          42,965
Strategic Hotel Capital, Inc. (o)                     106,300           1,634
                                                                 ------------
                                                                      149,174
                                                                 ------------

Manufactured Homes - 0.1%
Sun Communities, Inc. (o)(N)                           38,000           1,410
                                                                 ------------

Mixed Industrial/Office - 3.0%
Duke Realty Corp. (o)                                 289,100           8,991
Liberty Property Trust (o)                            665,800          25,999
PS Business Parks, Inc. (o)(N)                         90,000           3,798
                                                                 ------------
                                                                       38,788
                                                                 ------------

Office - 17.1%
Alexandria Real Estate Equities, Inc. (o)(N)          149,800           9,971
American Financial Realty Trust (o)(N)              1,073,400          16,155
Arden Realty, Inc. (o)                                320,300          10,801
BioMed Realty Trust, Inc. (o)                         271,950           5,425
Boston Properties, Inc. (o)                           751,300          43,410
Brandywine Realty Trust (o)(N)                        112,800           3,125
Brookfield Properties Co.                             769,600          28,090
CarrAmerica Realty Corp. (o)                          161,100           4,889
Corporate Office Properties Trust (o)                  83,000           2,136
CRT Properties, Inc. (o)                              211,400           4,854
Equity Office Properties Trust (o)                    352,000           9,849
Glenborough Realty Trust, Inc. (o)                    181,900           3,503
Highwoods Properties, Inc. (o)                        559,400          13,705
Kilroy Realty Corp. (o)(N)                            276,900          10,821
Mack-Cali Realty Corp. (o)(N)                         620,281          26,039
Prentiss Properties Trust (o)                         173,000           6,199
SL Green Realty Corp. (o)                             252,800          13,457
Trizec Properties, Inc. (o)                           478,400           8,472
                                                                 ------------
                                                                      220,901
                                                                 ------------

Regional Malls - 15.3%
General Growth Properties, Inc. (o)                 1,122,700          35,668
Macerich Co. (The) (o)                                405,500          23,198
Mills Corp. (The) (o)                                 373,275          20,877
Pennsylvania Real Estate Investment Trust (o)(N)      294,971          11,805

                                                 Real Estate Securities Fund  95

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Simon Property Group, Inc. (o)(N)                   1,657,500          98,290
Taubman Centers, Inc. (o)                             281,000           7,590
                                                                 ------------
                                                                      197,428
                                                                 ------------

Self Storage - 2.4%
Extra Space Storage, Inc. (o)(N)                       78,900           1,023
Public Storage, Inc. (o)                              444,500          23,341
Shurgard Storage Centers, Inc. Class A (o)(N)         147,900           6,049
                                                                 ------------
                                                                       30,413
                                                                 ------------

Shopping Centers - 11.7%
Developers Diversified Realty Corp. (o)(N)            797,500          31,701
Federal Realty Investors Trust (o)                    479,000          22,599
Inland Real Estate Corp. (o)                          511,100           7,753
Kimco Realty Corp. (o)                                146,500           7,762
Kite Realty Group Trust (o)(N)                        256,500           3,848
Pan Pacific Retail Properties, Inc. (o)               518,025          29,988
Regency Centers Corp. (o)                             819,700          40,493
Tanger Factory Outlet Centers (o)                     273,300           6,450
                                                                 ------------
                                                                      150,594
                                                                 ------------

Specialty - 2.1%
Capital Automotive REIT (o)                           379,600          12,401
GMH Communities Trust (o)                             173,600           2,264
Plum Creek Timber Co., Inc. (o)                       334,800          11,959
                                                                 ------------
                                                                       26,624
                                                                 ------------

TOTAL COMMON STOCKS
(cost $901,790)                                                     1,237,474
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.1%
Frank Russell Investment Company Money Market
   Fund                                            53,388,000          53,388
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $53,388)                                                         53,388
                                                                 ------------

OTHER SECURITIES - 3.3%
Frank Russell Investment Company Money Market
   Fund (X)                                        17,935,137          17,935
State Street Securities Lending Quality Trust
   (X)                                             24,806,480          24,807
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $42,742)                                                         42,742
                                                                 ------------

TOTAL INVESTMENTS - 103.3%
(identified cost $997,920)                                          1,333,604

OTHER ASSETS AND LIABILITIES,

NET - (3.3%)                                                          (42,382)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,291,222
                                                                 ============


See accompanying notes which are an integral part of the schedules of investments.

 96  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 73.4%

Asset-Backed Securities - 26.4%
ACE Securities Corp.
   Series 2004-OP1, Class A2A (E)
   2.528% due 04/25/34                                    574             574
Alter Moneta Receivables LLC
   Series 2003-1, Class NOTE (p)
   2.563% due 03/15/11                                  1,521           1,514
AmeriCredit Automobile Receivables Trust
   Series 2005-AX, Class A3
   3.630% due 01/06/10                                  2,000           2,000
   Series 2002-C, Class A4
   3.550% due 02/12/09                                  2,000           2,002
Amortizing Residential Collateral Trust
   Series 2002-BC5, Class A (E)
   2.850% due 07/25/32                                    119             119
Argent Securities, Inc.
   Series 2004-W11, Class A2 (E)
   2.710% due 11/25/34                                  1,046           1,046
Asset Backed Securities Corp. Home Equity
   Series 2002-HE1, Class M1 (E)
   3.580% due 03/15/32                                  1,400           1,443
Bank One Issuance Trust
   Series 2002-A2, Class A2
   4.160% due 01/15/08                                  6,000           6,022
Bay View Auto Trust
   Series 2003-LJ1, Class A3
   2.430% due 07/25/08                                    918             913
BMW Vehicle Owner Trust
   Series 2004-A, Class A4
   3.320% due 02/25/09                                  4,200           4,169
California Infrastructure PG&E-1
   Series 1997-1, Class A7
   6.420% due 09/25/08                                  4,586           4,706
   Series 1997-1, Class A8
   6.480% due 12/26/09                                  3,000           3,187
California Infrastructure SCE-1
   Series 1997-1, Class A7
   6.420% due 12/26/09                                  7,450           7,904
California Infrastructure SDG&E-1
   Series 1997-1, Class A6
   6.310% due 09/25/08                                    473             485
Capital Auto Receivables Asset Trust
   Series 2002-4, Class A4
   2.640% due 03/17/08                                  2,275           2,263
   Series 2003-3, Class A1B (E)
   2.530% due 01/16/06                                    739             739
   Series 2002-3, Class A3
   3.580% due 10/16/06                                  7,847           7,860
Capital One Auto Finance Trust
   Series 2001-B, Class A4
   4.880% due 09/15/08                                  1,100           1,111
Capital One Master Trust
   Series 2002-4A, Class A
   4.900% due 03/15/10                                  1,000           1,028
Capital One Multi-Asset Execution Trust
   Series 2003-A6, Class A6
   2.950% due 08/17/09                                  1,000             990
Capital One Prime Auto Receivables Trust
   Series 2004-3, Class A4
   3.690% due 06/15/10                                  1,000             996
   Series 2004-3, Class B
   3.860% due 08/15/11                                  1,500           1,498
Carmax Auto Owner Trust
   Series 2004-2, Class A4
   3.460% due 09/15/11                                  2,500           2,470
Caterpillar Financial Asset Trust
   Series 2002-A, Class A3
   3.150% due 02/25/08                                    555             556
Centex Home Equity
   Series 2003-C, Class AF4
   4.960% due 04/25/32                                  1,750           1,788
   Series 2004-B, Class AV2 (E)
   2.630% due 03/25/34                                    683             683
Chase Credit Card Master Trust
   Series 2004-2, Class A (E)
   2.520% due 09/15/09                                  2,500           2,501
Chase Issuance Trust
   Series 2004-A9, Class A9
   3.220% due 06/15/10                                  3,000           2,969
Chase Manhattan Auto Owner Trust
   Series 2004-A, Class A4
   2.830% due 09/15/10                                  1,800           1,762
   Series 2002-B, Class A4
   4.210% due 01/15/09                                  8,207           8,261
Chemical Master Credit Card Trust 1
   Series 1996-2, Class A
   5.980% due 09/15/08                                  4,000           4,089

                                                    Short Duration Bond Fund  97

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CIT Equipment Collateral
   Series 2003-VT1, Class A3B
   1.630% due 04/20/07                                    467             462
   Series 2004-VT1, Class A3
   2.200% due 03/20/08                                  1,500           1,480
CIT Marine Trust
   Series 1999-A, Class A4
   6.250% due 11/15/19                                  1,000           1,025
CIT RV Trust
   Series 1998-A, Class A5
   6.120% due 11/15/13                                  1,000           1,027
Citibank Credit Card Issuance Trust
   Series 2004-A4, Class A4
   3.200% due 08/24/09                                  4,960           4,897
   Series 2003-A3, Class A3
   3.100% due 03/10/10                                  1,000             979
   Series 2003-A5, Class A5
   2.500% due 04/07/08                                  1,700           1,683
   Series 2004-A1, Class A1
   2.550% due 01/20/09                                  6,975           6,840
CNH Equipment Trust
   Series 2003-A, Class A3B
   1.890% due 07/16/07                                    906             901
CNH Wholesale Master Note Trust
   Series 2003-1, Class A (E)
   2.680% due 08/15/08                                  2,000           1,999
Community Program Loan Trust
   Series 1987-A, Class A4
   4.500% due 10/01/18                                  2,917           2,906
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1, Class A5
   6.210% due 12/30/11                                  1,000           1,091
Contimortgage Home Equity Trust 1998-3
   Series 1998-2, Class A7
   6.570% due 03/15/23                                    853             861
Countrywide Asset-Backed Certificates (E)
   Series 2001-BC3, Class A
   2.770% due 12/25/31                                    400             400
   Series 2004-7, Class AF2
   3.324% due 12/25/23                                  1,000             991
   Series 2004-7, Class 2AV1
   2.680% due 12/25/22                                  2,149           2,149
   Series 2004-BC4, Class 2A1
   2.598% due 07/25/21                                  2,670           2,670
   Series 2004-5, Class 4A1
   2.530% due 08/25/23                                    258             258
   Series 2004-6, Class 2A1
   2.720% due 10/25/21                                  1,692           1,692
Credit-Based Asset Servicing and Securitization
   Series 2004-CB5, Class AV1 (E)
   2.660% due 09/25/21                                  1,629           1,629
Daimler Chrysler Auto Trust
   Series 2005-A, Class A3
   3.490% due 12/08/08                                  2,200           2,196
   Series 2005-A, Class A4
   3.740% due 02/08/10                                  8,100           8,084
Discover Card Master Trust I
   Series 1996-3, Class A
   6.050% due 08/18/08                                  2,225           2,286
Distribution Financial Services Floorplan Master
   Trust
   Series 2003-1, Class A (E)
   2.550% due 04/15/07                                  3,000           3,000
E-Trade RV and Marine Trust
   Series 2004-1, Class A3
   3.620% due 10/08/18                                  1,300           1,298
Equity One ABS, Inc.
   Series 2004-2, Class AF1 (E)
   2.640% due 07/25/34                                  1,744           1,744
   Series 2004-3, Class AF2
   3.800% due 07/25/34                                  2,000           1,992
Federal Farm Credit Bank
   12.250% due 02/01/07                                 3,850           4,179
First Franklin Mortgage Loan Asset Backed
   Certificates
   Series 2003-FF3, Class 2A1 (E)
   2.650% due 07/25/33                                    556             556
First National Master Note Trust
   Series 2003-1, Class A (E)
   2.580% due 08/15/08                                  1,000           1,001
Fleet Credit Card Master Trust II
   Series 2000-C, Class A
   7.020% due 02/15/08                                  1,211           1,237
   Series 2001-B, Class A
   5.600% due 12/15/08                                  3,000           3,083
Ford Credit Auto Owner Trust
   Series 2002-A, Class A4A
   4.360% due 09/15/06                                    701             703
   Series 2005-A, Class A3
   3.480% due 11/15/08                                  7,725           7,718
   Series 2005-A, Class B
   3.880% due 01/15/10                                  1,200           1,182

 98  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Franklin Auto Trust
   Series 2003-1, Class A4
   2.270% due 05/20/11                                  1,170           1,145
Fremont Home Loan Trust
   Series 2004-4, Class 2A1 (E)
   2.690% due 03/25/35                                  3,598           3,598
GE Commercial Equipment Financing LLC
   Series 2004-1, Class B (E)
   2.700% due 12/20/15                                    789             789
GE Corporate Aircraft Financing LLC
   Series 2004-1A, Class B (E)(p)
   3.380% due 01/25/18                                    933             933
GE Dealer Floorplan Master Note Trust
   Series 2004-2, Class B (E)
   2.790% due 07/20/09                                  1,000           1,003
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE2, Class A1C (E)
   2.630% due 10/25/33                                  1,361           1,361
   Series 2004-GH1, Class A2
   4.390% due 12/25/25                                  1,500           1,505
Government Trust Certificate
   8.500% due 04/01/06                                    658             691
GS Auto Loan Trust
   Series 2004-1, Class A3
   2.130% due 11/15/07                                  2,000           1,978
GSAMP Trust (E)
   Series 2004-SEA, Class A2A
   2.820% due 03/25/34                                  1,368           1,368
   Series 2004-NC2, Class A2A
   2.710% due 10/01/34                                  2,442           2,443
   Series 2003-HE1, Class A2A
   2.670% due 06/20/33                                    368             368
   Series 2004-AR2, Class A3A
   2.680% due 08/25/34                                    295             295
Home Equity Mortgage Trust
   Series 2004-4, Class A2 (E)
   2.680% due 12/25/34                                  1,400           1,400
Honda Auto Receivables Owner Trust
   Series 2003-2, Class A4
   2.160% due 10/21/08                                  7,000           6,848
   Series 2003-5, Class A3
   2.300% due 10/18/07                                  1,000             990
   Series 2004-3, Class A4
   3.280% due 02/18/10                                  2,000           1,960
   Series 2003-5, Class A4
   2.960% due 04/20/09                                  2,135           2,103
   Series 2003-3, Class A4
   2.770% due 11/21/08                                  2,000           1,968
   Series 2003-4, Class A4
   2.790% due 03/16/09                                  1,000             985
Household Automotive Trust
   Series 2002-2, Class A3
   2.850% due 03/19/07                                    841             841
Household Mortgage Loan Trust
   Series 2003-HC1, Class A (E)
   2.850% due 02/20/33                                    960             963
Household Private Label Credit Card Master Note
   Trust I
   Series 2002-2, Class A (E)
   2.650% due 01/18/11                                  1,000           1,002
Hyundai Auto Receivables Trust
   Series 2002-A, Class A3 (y)
   2.800% due 02/15/07                                    483             482
   Series 2003-A, Class A3
   2.330% due 11/15/07                                  1,500           1,486
   Series 2004-A, Class A3
   2.970% due 05/15/09                                  1,000             991
Illinois Power Special Purpose Trust
   Series 1998-1, Class A5
   5.380% due 06/25/07                                    361             363
   Series 1998-1, Class A6
   5.540% due 06/25/09                                  4,725           4,861
Irwin Home Equity
   Series 2002-1, Class 2A1 (E)
   2.820% due 06/25/29                                     25              25
MBNA Credit Card Master Note Trust
   Series 2001-A1, Class A1
   5.750% due 10/15/08                                  1,000           1,030
   Series 2004-A4, Class A4
   2.700% due 09/15/09                                 11,005          10,791
MBNA Master Credit Card Trust USA
   Series 1995-C, Class A
   6.450% due 02/15/08                                  1,430           1,448
Merrill Lynch Mortgage Investors, Inc.
   Series 2004-WMC, Class A2A (E)
   2.650% due 01/25/35                                    889             889
Morgan Stanley ABS Capital I
   Series 2004-HE2, Class A3 (E)
   2.660% due 03/25/34                                    457             457
Morgan Stanley Dean Witter Capital I
   Series 2002-HE1, Class A2 (E)
   2.860% due 07/25/32                                     45              45

                                                    Short Duration Bond Fund  99

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National City Auto Receivables Trust
   Series 2002-A, Class A4
   4.830% due 08/15/09                                  1,726           1,745
   Series 2004-A, Class A3
   2.110% due 07/15/08                                  1,500           1,480
National City Bank
   2.700% due 08/24/09                                  2,273           2,204
Navistar Financial Corp. Owner Trust
   Series 2001-B, Class A4
   4.370% due 11/17/08                                  1,792           1,795
   Series 2002-A, Class A4
   4.760% due 04/15/09                                    977             983
Nelnet Education Loan Funding, Inc.
   Series 2001-A, Class A1
   5.760% due 07/01/12                                    838             862
Nelnet Student Loan Trust (E)
   Series 2002-2, Class A3
   2.649% due 09/25/13                                  1,432           1,433
   Series 2004-4, Class A1
   2.690% due 04/25/11                                  1,100           1,100
Nissan Auto Receivables Owner Trust
   Series 2005-A, Class A3
   3.540% due 10/15/08                                  1,650           1,644
Nordstrom Private Label Credit Card Master Note
   Trust
   Series 2001-1A, Class A (p)
   4.820% due 04/15/10                                  3,500           3,569
Onyx Acceptance Grantor Trust
   Series 2002-D, Class A4
   3.100% due 07/15/09                                  1,000             998
Option One Mortgage Loan Trust
   Series 2005-1, Class A2 (E)
   2.573% due 02/25/35                                  3,900           3,899
PBG Equipment Trust
   Series 1998-1A, Class A (p)
   6.270% due 01/20/12                                  1,105           1,119
Peco Energy Transition Trust
   Series 1999-A, Class A4
   5.800% due 03/01/07                                    816             818
   Series 1999-A, Class A6
   6.050% due 03/01/09                                  2,500           2,586
PNC Student Loan Trust I
   Series 1997-2, Class A7
   6.728% due 01/25/07                                  1,569           1,606
Popular ABS Mortgage Pass-Through Trust
   Series 2004-5, Class AF2
   3.735% due 12/25/34                                    965             962
Provident Auto Lease ABS Trust
   Series 1999-1, Class A2 (p)
   7.025% due 01/14/12                                    305             310
Providian Gateway Master Trust
   Series 2004-FA, Class A (p)
   3.650% due 11/15/11                                  1,200           1,191
PSE&G Transition Funding LLC
   Series 2001-1, Class A2
   5.740% due 03/15/07                                     92              93
   Series 2001-1, Class A3
   5.980% due 06/15/08                                  3,000           3,070
Public Service New Hampshire Funding LLC
   Series 2001-1, Class A2
   5.730% due 11/01/10                                  1,517           1,568
Railcar Leasing LLC
   Series 1997-1, Class A2 (p)
   7.125% due 01/15/13                                  1,000           1,098
Regions Auto Receivables Trust
   Series 2003-2, Class A3
   2.310% due 01/15/08                                  1,500           1,488
Renaissance Home Equity Loan Trust
   Series 2004-2, Class AF1 (E)
   2.730% due 07/25/34                                  2,786           2,786
Residential Asset Mortgage Products, Inc.
   Series 2003-RZ5, Class A2
   3.180% due 03/25/27                                  2,000           1,994
   Series 2004-RS2, Class AIIB (E)
   2.780% due 02/25/34                                  2,385           2,387
   Series 2004-RS8, Class AII1 (E)
   2.670% due 05/25/26                                  3,058           3,058
Sears Credit Account Master Trust
   Series 1999-3, Class A
   6.450% due 11/17/09                                  1,208           1,223
   Series 2000-2, Class A
   6.750% due 09/16/09                                  2,000           2,042
   Series 2002-4, Class A (E)
   2.610% due 08/18/09                                  3,700           3,702
   Series 2002-5, Class A (E)
   2.860% due 11/17/09                                  3,500           3,502
SLM Student Loan Trust
   Series 2003-4, Class A5B (p)
   3.390% due 03/15/33                                  3,000           2,929
   Series 2003-8, Class A2 (E)
   2.530% due 06/15/11                                  1,004           1,004
   Series 2004-10, Class A1 (E)
   2.063% due 07/27/09                                  3,900           3,900

 100  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Susquehanna Auto Lease Trust
   Series 2003-1, Class A3 (p)
   2.460% due 01/14/07                                    969             963
Toyota Auto Receivables Owner Trust
   Series 2003-B, Class A4
   2.790% due 01/15/10                                  4,670           4,609
Triad Auto Receivables Owner Trust
   Series 2002-A, Class A4
   3.240% due 08/12/09                                  2,000           1,998
   Series 2003-B, Class A3
   2.480% due 03/12/08                                  1,000             993
   Series 2004-A, Class A3
   1.900% due 07/14/08                                  1,000             982
USAA Auto Owner Trust
   Series 2004-2, Class A4
   3.580% due 02/15/11                                  1,700           1,695
Volkswagen Auto Loan Enhanced Trust
   Series 2003-2, Class A3
   2.270% due 10/22/07                                  3,000           2,974
Wachovia Auto Owner Trust
   Series 2004-A, Class A4
   3.660% due 07/20/10                                 10,500          10,479
   Series 2004-B, Class A3
   2.910% due 04/20/09                                  5,000           4,949
Wells Fargo Financial Auto Owner Trust
   Series 2004-A, Class A4
   2.670% due 08/16/10                                  2,000           1,963
Wells Fargo Home Equity Trust
   Series 2004-2, Class A31 (E)
   2.690% due 06/25/19                                    312             312
West Penn Funding LLC Transition Bonds
   Series 1999-A, Class A3
   6.810% due 09/25/08                                  1,477           1,516
WFS Financial Owner Trust
   Series 2002-3, Class A4
   3.500% due 02/20/10                                  2,000           2,003
   Series 2004-1, Class A3
   2.190% due 06/20/08                                  1,500           1,480
Whole Auto Loan Trust
   Series 2002-1, Class A3
   2.600% due 08/15/06                                    479             479
   Series 2003-1, Class A3B
   1.990% due 05/15/07                                  1,900           1,882
   Series 2003-1, Class B
   2.240% due 03/15/10                                    717             710
                                                                 ------------
                                                                      319,387
                                                                 ------------

Corporate Bonds and Notes - 13.8%
Abbott Laboratories
   5.625% due 07/01/06                                  1,500           1,543
Allstate Financial Global Funding (p)
   2.500% due 06/20/08                                  4,080           4,068
Allstate Life Global Funding Trusts
   3.850% due 01/25/08                                  4,050           4,051
Altria Group, Inc.
   7.650% due 07/01/08                                  1,500           1,642
Amsouth Bank NA
   Series BKNT
   2.820% due 11/03/06                                  2,000           1,972
Associates Corp. of North America
   6.250%-8.550%
   due 11/01/08-07/15/09                                1,750           1,960
   Series MTNH
   7.240%-7.250%
   due 05/08/06-05/17/06                                3,000           3,139
Bank of America Corp.
   6.375% due 02/15/08                                  3,000           3,212
Bank of Montreal
   7.800% due 04/01/07                                  1,000           1,080
BankAmerica Corp.
   6.200%-7.125%
   due 02/15/06-03/01/09                                2,250           2,438
BB&T Corp.
   Series BKNT (E)
   2.489% due 06/04/07                                  3,500           3,502
Bristol-Myers Squibb Co.
   4.750% due 10/01/06                                  7,500           7,631
CIT Group, Inc.
   7.375% due 04/02/07                                  5,300           5,692
Citigroup, Inc.
   5.750% due 05/10/06                                  1,370           1,409
   2.498% due 06/04/07                                  1,000           1,000
ConocoPhillips
   8.750% due 05/25/10                                  1,000           1,214
Cooper Cameron Corp.
   2.650% due 04/15/07                                  1,400           1,359
DaimlerChrysler NA Holding Corp. (N)
   6.400% due 05/15/06                                  1,200           1,243
Delhaize America, Inc.
   8.125% due 04/15/11                                  1,625           1,889
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  2,000           2,259
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             499

                                                   Short Duration Bond Fund  101

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fifth Third Bancorp
   Series BKNT
   3.375% due 08/15/08                                  2,000           1,962
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,544
General Electric Capital Corp.
   8.300%-8.500%
   due 07/24/08-09/20/09                                2,000           2,304
   Series MTNA
   3.450%-8.125%
   due 07/16/07-04/01/08                                3,500           3,606
   2.950% due 02/03/06 (E)                              2,000           2,004
General Motors Acceptance Corp.
   6.125% due 09/15/06                                    300             305
   3.580% due 04/13/06 (E)                              2,300           2,292
   3.185% due 05/18/06 (E)(N)                             400             399
Goldman Sachs Group, Inc.
   2.750% due 01/09/07                                  3,000           3,004
   Series MTNB
   3.023% due 07/23/09 (E)                              2,000           2,007
GTE Corp.
   6.360% due 04/15/06                                  2,000           2,064
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                                  1,500           1,659
Heller Financial, Inc.
   6.375% due 03/15/06                                  1,000           1,032
Household Finance Corp.
   4.625% due 01/15/08                                  8,800           8,969
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,549
KFW International Finance
   Series DTC
   5.250% due 06/28/06                                  2,000           2,054
Lehman Brothers Holdings, Inc.
   7.875%-8.250%
   due 06/15/07-08/15/10                                4,500           5,031
Lehman Brothers, Inc.
   6.625% due 02/15/08                                  1,500           1,611
Lubrizol Corp.
   4.625% due 10/01/09                                  1,950           1,954
Metropolitan Life Global Funding I (p)
   4.250% due 07/30/09                                  1,500           1,506
MGM Mirage (N)
   9.750% due 06/01/07                                  1,200           1,332
Morgan Stanley
   3.875% due 01/15/09                                  2,000           1,985
   2.825% due 07/27/07                                  3,000           3,001
National City Bank
   Series BKNT
   4.250% due 01/29/10                                  1,375           1,376
National Rural Utilities Cooperative Finance
   Corp.
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,321
New York Life Global Funding (E)(p)
   2.441% due 02/26/07                                  2,500           2,500
Principal Life Global Funding I (p)
   5.125% due 06/28/07                                  2,000           2,053
Prudential Financial, Inc.
   4.104% due 11/15/06                                    500             504
Rouse Co. (The)
   3.625% due 03/15/09                                  2,000           1,881
SLM Corp.
   3.625% due 03/17/08                                  7,200           7,131
Swiss Bank Corp. New York
   7.250% due 09/01/06                                  1,500           1,585
TIAA Global Markets (p)
   5.000% due 03/01/07                                  3,625           3,716
Tosco Corp.
   7.250% due 01/01/07                                  1,500           1,591
Toyota Motor Credit Corp.
   2.750% due 08/06/09                                  3,636           3,545
Unilever Capital Corp.
   7.125% due 11/01/10                                  1,000           1,146
Union Bank Switzerland
   7.250% due 07/15/06                                  1,000           1,051
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  3,000           3,089
US Central Credit Union
   2.750% due 05/30/08                                  1,000             967
USAA Capital Corp.
   Series MTNB (p)
   4.640% due 12/15/09                                    595             602
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                  3,000           3,093
Wachovia Corp.
   Series * (E)
   2.610% due 07/20/07                                  3,500           3,499
Washington Mutual Financial Corp.
   6.250%-7.250%
   due 05/15/06-06/15/06                                4,750           4,961

 102  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo
   6.250% due 04/15/08                                  8,337           8,914
Wells Fargo & Co.
   Series MTNH
   6.750% due 10/01/06                                  1,930           2,035
   2.580% due 09/15/06 (E)                              3,000           3,003
                                                                 ------------
                                                                      167,539
                                                                 ------------

International Debt - 2.6%
Brazilian Government International Bond
   3.063%-8.299%
   due 04/15/06-04/15/12 (E)                            1,968           2,195
   10.000% due 01/16/07                                 1,800           1,980
France Telecom SA
   7.950% due 03/01/06                                  1,200           1,253
HBOS Treasury Services PLC (p)
   3.500%-3.750%
   due 11/30/07-09/30/08                                3,000           2,973
   2.700% due 01/12/07 (E)                                900             900
HSBC Bank PLC
   6.950%-7.625%
   due 06/15/06-03/15/11                                5,500           5,919
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,033
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,629
Interstar Millennium Trust
   Series 2004-2G, Class A (E)
   2.680% due 03/14/36                                  2,293           2,293
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,283
National Westminster Bank PLC
   7.375% due 10/01/09                                  1,000           1,133
Panama Government International Bond
   8.250% due 04/22/08                                  1,300           1,430
Peru Government International Bond
   9.125% due 01/15/08                                  1,000           1,125
Province of British Columbia
   4.625% due 10/03/06                                  2,000           2,038
Province of Manitoba Canada
   4.250% due 11/20/06                                  1,000           1,015
Province of Ontario
   5.500% due 10/01/08                                  1,500           1,584
                                                                 ------------
                                                                       31,783
                                                                 ------------

Mortgage-Backed Securities - 12.3%
Banc of America Commercial Mortgage, Inc.
   Series 2004-2, Class A1
   2.764% due 11/10/38                                  2,691           2,624
Bank of America Mortgage Securities
   Series 2004-2, Class 5A1
   6.500% due 10/25/31                                    580             585
   Series 2002-K, Class 2A1 (E)
   5.591% due 10/20/32                                     93              94
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-9, Class 2A
   5.271% due 10/25/32                                     31              31
   Series 2003-1, Class 5A1
   5.438% due 04/25/33                                    678             676
   Series 2003-8, Class 2A1 (E)
   4.889% due 01/25/34                                    879             874
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3, Class A1
   4.000% due 07/25/33                                    881             866
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1, Class A1
   6.340% due 06/16/30                                    623             644
   Series 1999-C1, Class A2
   6.020% due 02/14/31                                  2,000           2,137
   Series 2001-TOP, Class A1
   5.060% due 11/15/16                                    896             920
   Series 2003-T10, Class A1
   4.000% due 03/13/40                                  1,567           1,555
   Series 2003-PWR, Class A1
   3.432% due 05/11/39                                    849             838
   Series 2003-T12, Class A1
   2.960% due 08/13/39                                  1,607           1,568
COMM
   Series 2004-LB2, Class A2
   3.600% due 03/10/39                                  1,000             983
Countrywide Alternative Loan Trust
   Series 2003-J2, Class A1
   6.000% due 10/25/33                                  1,079           1,095
   Series 2003-6T2, Class A1
   6.500% due 06/25/33                                    611             617
Credit Suisse First Boston Mortgage
   1.691% due 08/25/33                                    574             577

                                                   Short Duration Bond Fund  103

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.
   Series 2002-AR2, Class 2A2
   5.673% due 10/25/32                                     74              74
   Series 2003-CK2, Class A1
   3.006% due 03/15/36                                  1,021           1,002
   Series 2003-C4, Class A2
   3.908% due 08/15/36                                  1,000             997
   Series 2004-C1, Class A1
   2.254% due 01/15/37                                  2,465           2,408
Fannie Mae
   15 Year TBA (I)
   4.500%-5.500%                                        4,000           4,077
   4.500%-6.500%
   due 2008 - 2034                                     32,021          32,926
   Series 1994-1, Class K
   6.500% due 06/25/13                                    276             280
   Series 2003-27, Class TJ
   4.000% due 10/25/16                                  1,334           1,335
   Series 2003-92, Class BR
   5.000% due 04/25/14                                  1,816           1,828
   Series 2003-129, Class PQ
   4.500% due 07/25/33                                    789             794
   Series 2004-21, Class QA
   4.000% due 11/25/17                                  3,500           3,505
   Series 2003-24, Class PU
   3.500% due 11/25/15                                    421             416
   Series 2003-46, Class PQ
   3.000% due 06/25/19                                  3,500           3,444
   Series 2003-75, Class NB
   3.250% due 08/25/18                                    857             839
   Series 2003-63, Class GU
   4.000% due 07/25/33                                  3,421           3,404
   Series 2003-62, Class OD
   3.500% due 04/25/26                                  1,250           1,213
Fannie Mae-Aces
   Series 1998-M1, Class A2
   6.250% due 01/25/08                                  1,913           2,008
Federal Home Loan Bank System
   Series 2004-900, Class 1
   3.920% due 09/25/09                                  2,102           2,085
Federal Home Loan Mortgage Corp.
   6.000% due 2031-2032                                   688             711
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H00, Class A2
   1.876% due 03/15/08                                    731             720
Freddie Mac
   4.000%-8.000%
   due 2007-2033                                       14,042          14,404
   Series 1993-164, Class PD
   4.500% due 09/15/08                                    237             239
   Series 2003-255, Class PB
   5.500% due 08/15/30                                    287             287
   Series 2003-255, Class MA
   4.500% due 07/15/16                                    441             442
   Series 2003-258, Class QK
   4.000% due 04/15/22                                  1,500           1,503
   Series 2003-263, Class NK
   4.000% due 02/15/15                                  1,725           1,730
   Series 2003-271, Class OJ
   3.500% due 03/15/11                                  2,896           2,899
   Series 2004-276, Class EA
   4.500% due 04/15/13                                  2,000           2,020
   Series 2003-268, Class MX
   4.000% due 07/15/16                                  2,800           2,787
   Series 2004-285, Class BA
   4.500% due 02/15/20                                  1,909           1,905
   Series 2003-258, Class NS
   3.250% due 09/15/15                                  1,951           1,918
   Series 2003-261, Class JA
   3.760% due 03/15/29                                  1,635           1,602
   Series 2003-263, Class YH
   3.500% due 08/15/22                                  1,250           1,239
GE Capital Commercial Mortgage Corp.
   Series 2001-3, Class A1
   5.560% due 06/10/38                                    850             887
   Series 2004-C3, Class A1
   3.752% due 07/10/39                                  3,288           3,273
Ginnie Mae I
   6.000%-9.500% due 2007-2017                            155             161
Ginnie Mae II (E)
   3.000%-3.750% due 2027-2032                            631             637
Government National Mortgage Association
   Series 2004-78, Class A
   3.590% due 11/16/17                                  2,949           2,919
GSR Mortgage Loan Trust
   Series 2004-7, Class 1A1
   3.457% due 06/25/34                                  2,740           2,695
Impac CMB Trust
   Series 2004-2, Class A2 (E)
   2.780% due 04/25/34                                    947             944

 104  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2, Class A1
   4.326% due 12/12/34                                    861             865
LB-UBS Commercial Mortgage Trust
   Series 2003-C1, Class A1
   2.720% due 03/15/27                                  1,599           1,566
   Series 2003-C3, Class A1
   2.599% due 05/15/27                                  2,107           2,047
Lehman Large Loan
   Series 1997-LLI, Class A2
   6.840% due 10/12/34                                    127             131
Mellon Residential Funding Corp.
   Series 2000-TBC, Class A1 (E)
   2.720% due 06/15/30                                  1,840           1,837
Morgan Stanley Capital I
   Series 1998-WF2, Class A1
   6.340% due 07/15/30                                     89              89
   Series 2004-T13, Class A1
   2.850% due 09/13/45                                    880             860
   Series 2003-T11, Class A1
   3.260% due 06/13/41                                  1,698           1,673
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP, Class A1
   5.020% due 10/15/35                                    642             652
   Series 2002-HQ, Class A2
   6.090% due 04/15/34                                    500             528
Prime Mortgage Trust (E)
   Series 2004-CL1, Class 1A2
   2.930% due 02/25/34                                    396             396
   Series 2004-CL1, Class 2A2
   2.930% due 02/25/19                                     99             100
Residential Funding Mortgage Sec I
   Series 2002-SA2, Class A1
   5.580% due 09/25/32                                     30              30
SACO I, Inc.
   Series 2004-2, Class A2 (E)(p)
   2.720% due 07/25/19                                  2,114           2,114
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2, Class A1
   4.000% due 12/25/18                                  1,668           1,627
Structured Asset Mortgage Investments, Inc.
   Series 2002-AR3, Class A1 (E)
   2.830% due 09/19/32                                    206             206
Structured Asset Securities Corp. (E)
   Series 2001-21A, Class 1A1
   6.250% due 01/25/32                                    209             216
   Series 2004-S2, Class A1
   2.650% due 06/25/34                                    402             402
United Mortgage Securities Corp.
   Series 1993-1, Class AA
   4.045% due 09/25/33                                    207             206
Vendee Mortgage Trust
   Series 2001-3, Class J
   6.500% due 05/15/08                                    554             569
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C4, Class A1
   3.003% due 04/15/35                                  1,946           1,910
   Series 2002-C2, Class A2
   4.043% due 11/15/34                                  2,112           2,104
Washington Mutual
   Series 2002-AR4, Class A1
   5.508% due 04/26/32                                    169             171
   Series 2002-AR9, Class 1A (E)
   3.076% due 08/25/42                                  2,275           2,294
   Series 2002-AR1, Class A6
   4.816% due 10/25/32                                  1,149           1,149
Washington Mutual MSC Mortgage Pass-Through
   Certificates
   Series 2002-AR2, Class 2A1 (E)
   6.110% due 07/25/32                                     40              41
                                                                 ------------
                                                                      149,024
                                                                 ------------

Non-US Bonds - 0.0%
Landwirtschaftliche Rentenbank
   Series JAN
   0.650% due 09/30/08                           JPY   60,000             587
                                                                 ------------

United States Government Agencies - 0.3%
Federal Home Loan Bank System
   Zero Coupon-5.925%
   due 04/09/08-04/27/10                                2,697           2,744
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,063
                                                                 ------------
                                                                        3,807
                                                                 ------------

                                                   Short Duration Bond Fund  105

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

United States Government Treasuries - 18.0%
United States Treasury Inflation
   Indexed Bonds
   3.000%-4.250%
   due 01/15/08-07/15/12                                8,323           9,016
United States Treasury Notes
   2.375%-4.375%
   due 08/15/06-11/15/07                              209,350         208,732
                                                                 ------------
                                                                      217,748
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $901,140)                                                       889,875
                                                                 ------------

PREFERRED STOCKS - 0.2%

Financial Services - 0.2%
DG Funding Trust (p)                                      219           2,380
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,308)                                                           2,380
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------

OPTIONS PURCHASED - 0.0%

(Number of Contracts)
Eurodollar Futures
   Sep 2005 93.75 Put (159)                            37,266               1
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $1)                                                                   1
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 26.7%
Abbey National PLC
   6.690% due 10/17/05                                  2,000           2,044
ABN Amro Bank NV
   7.250% due 05/31/05                                  2,000           2,028
ANZ Delaware, Inc. (c)(y)
   2.445% due 03/21/05                                 10,600          10,565
Associates Corp. of North America
   Series MTNH
   7.625% due 04/27/05                                  1,000           1,011
Bank of America Corp. (E)
   2.631% due 08/26/05                                  1,000           1,001
Bank of America Corp.
   Commercial Paper (c)(z)
   2.030% due 02/04/05                                  7,500           7,500
Bank of Montreal
   6.100% due 09/15/05                                  2,000           2,034
Barclays US Funding, LLC (z)
   2.375% due 03/08/05 (c)                             10,600          10,576
   2.500% due 04/20/05                                  1,100           1,091
CBA (DE) Finance Discount Note (c)(z)
   2.440%-2.455%
   due 03/21/05-03/31/05                               11,700          11,662
Citigroup, Inc.
   6.750% due 12/01/05                                  6,500           6,685
DaimlerChrysler NA Holding Corp.
   7.750% due 06/15/05                                  2,700           2,747
Danske Corp. Discount Note Series A (c)(z)
   2.425%-2.430%
   due 03/11/05-03/21/05                               11,700          11,662
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                  1,050           1,069
European Investment Bank
   Series DTC
   5.625% due 01/24/06                                    575             589
Fannie Mae (c)(z)
   2.580% due 2005                                        500             498
Fannie Mae Discount Note (z)
   2.470%-2.525% due 04/20/05                          22,200          22,068
Federal Home Loan Discount Corp. (c)(z)
   Zero Coupon due 03/04/05                            33,000          32,933
Federal National Mortgage Association Discount
   Note (z)
   2.390%-2.485%
   due 04/15/05-05/25/05                               16,800          16,653
Ford Motor Credit Co.
   7.500%-7.600%
   due 03/15/05-08/01/05                                2,000           2,037
   3.000%-3.040%
   due 06/30/05-07/07/05 (E)                            2,100           2,095
Frank Russell Investment Company
   Money Market Fund                               75,463,000          75,463
Freddie Mac
   9.000% due 09/01/05                                      1               1

 106  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Freddie Mac Discount Note (z)
   2.570%-2.690%
   due 04/26/05-06/20/05                                2,300           2,276
   2.183%-2.260%
   due 02/15/05-03/14/05 (c)                           11,400          11,378
General Electric Capital Corp. Discount Note
   (c)(z)
   2.040%-2.420%
   due 02/04/05-03/11/05                               10,600          10,592
General Motors Acceptance Corp.
   6.750%-7.500%
   due 07/15/05-01/15/06                                2,200           2,247
   4.230% due 05/19/05 (E)                                300             301
   3.920% due 10/20/05 (E)(N)                             200             201
General Motors Acceptance Corp. Years 1 & 2 (z)
   2.535% due 04/05/05                                     40              39
   2.404% due 03/22/05 (c)                                100             100
GTE North, Inc.
   Series E
   6.400% due 02/15/05                                  1,200           1,202
HBOS Treasury Services, PLC (c)(z)
   2.420% due 03/14/05                                 10,600          10,571
Italy Government International Bond
   7.250% due 02/07/05                                  2,500           2,501
Nordea Bank Finland PLC New York
   6.500% due 01/15/06                                  3,000           3,089
Norfolk Southern Corp. (E)
   3.430% due 02/28/05                                    700             700
Province of Ontario
   7.000% due 08/04/05                                  1,500           1,531
Province of Quebec
   6.500% due 01/17/06                                  1,560           1,604
Russia Government International Bond
   8.750% due 07/24/05                                  3,500           3,586
SouthTrust Bank
   Series BKNT (E)
   2.430% due 12/14/05                                  3,000           3,000
Southwestern Bell Telephone
   6.625% due 04/01/05                                  2,510           2,525
Sprint Capital Corp.
   7.125% due 01/30/06                                  1,000           1,035
SunTrust Bank
   Series BKNT (E)
   2.560% due 10/03/05                                  2,000           2,000
Telefonica Europe BV
   7.350% due 09/15/05                                  2,700           2,768
UBS Financial Del, LLC (z)
   2.470%-2.670%
   due 04/14/05-05/25/05                                9,900           9,818
   2.390% due 03/14/05 (c)                              1,800           1,795
United States Treasury Bill (c)(z)
   2.175%-2.205%
   due 03/03/05-03/17/05                                1,510           1,507
   2.239% due 03/17/05 (sec.)                             150             150
US Bancorp
   7.625% due 05/01/05                                  1,000           1,011
US Bank NA
   Series BKNT (E)
   2.438% due 12/05/05                                  1,500           1,500
Verizon Wireless Capital LLC
   (E)(p)
   2.415% due 05/23/05                                  1,400           1,400
Vodafone Group PLC
   7.625% due 02/15/05                                  6,560           6,571
Wachovia Corp.
   6.800% due 06/01/05                                  1,500           1,519
Westpac Capital Corp. Years 1 & 2 (z)
   2.460% due 04/11/05                                 11,000          10,917
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $318,249)                                                       323,446
                                                                 ------------

OTHER SECURITIES - 0.1%
Frank Russell Investment Company Money Market
   Fund (X)                                           706,621             707
State Street Securities Lending Quality Trust
   (X)                                                977,343             977
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $1,684)                                                           1,684
                                                                 ------------

TOTAL INVESTMENTS - 100.4%
(identified cost $1,223,382)                                        1,217,386

OTHER ASSETS AND LIABILITIES,

NET - (0.4%)                                                           (5,314)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,212,072
                                                                 ============


           See accompanying notes which are an integral part of the schedules of investments.

                                                   Short Duration Bond Fund  107

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 06/05 (162)                             39,176               (167)
   expiration date 09/05 (958)                            231,093               (703)
   expiration date 12/05 (414)                             99,676                (24)
Germany, Federal Republic 10 Year Bonds
   expiration date 03/05 (170)                             26,573                 28

United States Treasury 2 Year Notes
   expiration date 03/05 (175)                             36,586                (50)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (916)
                                                                     ===============

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             595      USD           774    02/10/05                 (2)
JPY          66,375      USD           649    03/10/05                  7
                                                           --------------
Total Unrealized Appreciation (Depreciation) on Foreign
  Currency Exchange Contracts                                           5
                                                           ==============

INTEREST RATE SWAPS
--------------------------------------------------------------------------------------------------------------------------------
                             NOTIONAL                                                                                MARKET
      COUNTER                 AMOUNT                                                           TERMINATION           VALUE
       PARTY                    $                 FUND RECEIVES            FUND PAYS               DATE                $
--------------------   --------------------   ---------------------   --------------------   ----------------   ----------------
Morgan Stanley          USD          19,300          5.000%           Three Month LIBOR          06/15/15                   (578)
                                                                                                                ----------------

Total Market Value of Interest Rate Swaps Premiums Paid (Received) - ($270)                                                 (578)
                                                                                                                ================

See accompanying notes which are an integral part of the schedules of investments.

 108  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 94.5%

Auto and Transportation - 2.1%
Autoliv, Inc.                                           2,100              99
Burlington Northern Santa Fe Corp.                      6,970             336
Expeditors International Washington, Inc.              13,500             758
Harley-Davidson, Inc.                                   5,420             326
Oshkosh Truck Corp.                                     4,400             323
United Parcel Service, Inc. Class B                    12,500             933
Werner Enterprises, Inc.                                4,600              98
Westinghouse Air Brake Technologies Corp.              12,800             239
                                                                 ------------
                                                                        3,112
                                                                 ------------

Consumer Discretionary - 22.0%
A.C. Moore Arts & Crafts, Inc. (AE)                     3,400              94
Abercrombie & Fitch Co. Class A                         3,900             195
Advo, Inc.                                              3,700             136
Alloy, Inc. (AE)                                       14,400             102
Best Buy Co., Inc.                                      5,644             304
Buca, Inc. (AE)(N)                                     17,700             122
Buffalo Wild Wings, Inc. (AE)(N)                        3,100             125
Casual Male Retail Group, Inc. (AE)                    17,400              97
Charlotte Russe Holding, Inc. (AE)                      5,400              58
Chemed Corp.                                            1,900             136
Circuit City Stores, Inc.                              29,000             415
Clear Channel Communications, Inc.                      9,200             298
Coach, Inc. (AE)                                       10,010             562
Crown Media Holdings, Inc. Class A (AE)(N)             11,000             104
DiamondCluster International, Inc. (AE)                 9,200             138
DreamWorks Animation SKG, Inc. Class A (AE)            10,300             364
eBay, Inc. (AE)                                        22,878           1,864
EchoStar Communications Corp.                          19,000             580
eCost.com, Inc. (AE)(N)                                 5,700              64
Emerson Radio (AE)                                     20,000              76
Gillette Co. (The)                                     23,100           1,172
Google, Inc. Class A( AE)                               6,752           1,321
Hilton Hotels Corp.                                    21,400             476
Home Depot, Inc.                                       47,300           1,952
Hot Topic, Inc. (AE)                                    5,200             101
International Game Technology                          44,657           1,398
International Speedway Corp. Class A                    3,400             187
J.C. Penney Co., Inc.                                  17,600             752
Kimberly-Clark Corp.                                    6,500             426
Liberty Media International, Inc. Class A (AE)         17,000             770
Marriott International, Inc. Class A                   36,754           2,322
MGM Mirage (AE)                                        14,550           1,045
MPS Group, Inc. (AE)                                    8,600              97
Navarre Corp. (AE)(N)                                   2,900              36
New Frontier Media, Inc. (AE)(N)                        9,700              97
News Corp. Class B (N)                                 32,600             573
PC Mall, Inc. (AE)(N)                                   4,400              73
Priceline.com, Inc. (AE)(N)                            13,200             298
Radio One, Inc. Class D (AE)                            7,800             122
Speedway Motorsports, Inc.                              3,000             116
Sports Authority, Inc. (The) (AE)(N)                   16,300             413
Staples, Inc.                                          52,100           1,706
Starbucks Corp. (AE)                                   10,608             573
Starwood Hotels & Resorts Worldwide, Inc. (o)          24,500           1,418
Tempur-Pedic International, Inc. (AE)                   4,900             105
Tweeter Home Entertainment Group, Inc. (AE)(N)         11,400              73
Ventiv Health, Inc. (AE)                                7,500             175
VeriSign, Inc. (AE)                                    27,600             713
Viacom, Inc. Class B                                   15,400             575
Wal-Mart Stores, Inc.                                  43,000           2,253
Walt Disney Co.                                        22,000             630
Weight Watchers International, Inc. (AE)(N)            15,500             726
XM Satellite Radio Holdings, Inc. Class A (AE)         35,000           1,117
Yahoo!, Inc. (AE)                                      55,069           1,939
Yum! Brands, Inc.                                      13,228             613
                                                                 ------------
                                                                       32,197
                                                                 ------------

Consumer Staples - 6.5%
Coca-Cola Co. (The)                                    14,300             593
Colgate-Palmolive Co.                                  21,420           1,126
General Mills, Inc.                                     7,800             413
Hansen Natural Corp. (AE)                               3,200             131
Imperial Sugar Co. (N)                                  5,050              87
PepsiCo, Inc.                                          57,150           3,069
Procter & Gamble Co.                                   57,282           3,049
Sysco Corp.                                             8,870             310
Walgreen Co.                                           19,000             810
                                                                 ------------
                                                                        9,588
                                                                 ------------

Financial Services - 9.7%
Advent Software, Inc. (AE)                              7,400             142
American Express Co.                                   45,014           2,402
American International Group, Inc.                     12,000             795
American Land Lease, Inc. (o)                           3,100              72

                                                         Select Growth Fund  109

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AmeriCredit Corp.(AE)                                  13,900             341
Automatic Data Processing, Inc.                        12,400             539
Bank of America Corp.                                  21,970           1,019
Capital One Financial Corp.                            19,500           1,526
Cardinal Financial Corp.(AE)                            7,050              74
Charles Schwab Corp. (The)                             61,352             690
Checkfree Corp.(AE)                                     7,700             300
Chicago Mercantile Exchange                             2,700             579
Cybersource Corp.(AE)                                  13,196              82
First Data Corp.                                       25,000           1,019
Goldman Sachs Group, Inc.                              11,651           1,257
Great American Financial Resources, Inc.                3,700              60
Infinity Property & Casualty Corp.                      3,600             118
La Quinta Corp.(AE)(o)                                 11,400              99
Lakeland Bancorp, Inc.(N)                               4,400              73
MCF Corp.(AE)                                          17,000              28
Mercer Insurance Group, Inc.(AE)                        7,800             104
Moody's Corp.                                           9,000             754
Northern Trust Corp.                                   13,000             567
Paychex, Inc.                                          45,176           1,377
Pico Holdings, Inc.(AE)                                 3,300              71
Santander BanCorp                                       3,790             129
                                                                 ------------
                                                                       14,217
                                                                 ------------

Health Care - 20.1%
Abaxis, Inc.(AE)                                        6,700              91
Able Laboratories, Inc.(AE)(N)                          6,800             152
Aetna, Inc.                                             6,720             854
Allergan, Inc.                                         11,000             835
American Medical Systems Holdings, Inc.(AE)             2,435              96
Amgen, Inc.(AE)                                        36,190           2,252
Amylin Pharmaceuticals, Inc.(AE)(N)                    12,600             282
Arthrocare Corp.(AE)(N)                                 3,300              98
Barr Pharmaceuticals, Inc.(AE)                          2,200             105
Biogen Idec, Inc.(AE)                                  20,876           1,356
Bruker BioSciences Corp.(AE)                           17,500              63
Caremark Rx, Inc.(AE)                                  47,445           1,855
Cellegy Pharmaceuticals, Inc.(AE)                      12,200              30
Charles River Laboratories International,
   Inc.(AE)                                             2,300             109
Community Health Systems, Inc.(AE)                      9,500             275
CTI Molecular Imaging, Inc.(AE)                         7,500             110
Eyetech Pharmaceuticals, Inc.(AE)(N)                    6,000             221
Genentech, Inc.(AE)                                    26,100           1,245
Gilead Sciences, Inc.(AE)                              40,275           1,333
GTX, Inc.(AE)(N)                                        7,700             100
Guilford Pharmaceuticals, Inc.(AE)(N)                  12,900              63
Hologic, Inc.(AE)                                       4,300             154
ICOS Corp.(AE)(N)                                       3,600              90
IVAX Corp.(AE)                                         13,475             203
Johnson & Johnson                                      78,640           5,088
Kinetic Concepts, Inc.(AE)                              7,500             487
LCA-Vision, Inc.                                        7,501             200
Lifecore Biomedical, Inc.(AE)                           5,700              83
Manor Care, Inc.                                        2,700              93
Medco Health Solutions, Inc.(AE)                       25,620           1,091
Molecular Devices Corp.(AE)                             5,654             107
Nabi Biopharmaceuticals(AE)                             9,442             122
Natus Medical, Inc.(AE)                                 9,200              67
Novartis AG - ADR                                       5,900             283
Novavax, Inc.(AE)(N)                                   15,700              38
Palomar Medical Technologies, Inc.(AE)(N)               3,900              98
Pfizer, Inc.                                           34,300             829
Pharmaceutical Product Development, Inc.(AE)            3,600             149
Protein Design Labs, Inc.(AE)                           4,900              99
Schering-Plough Corp.                                  32,500             603
St. Jude Medical, Inc.(AE)                             35,506           1,395
Stryker Corp.                                           8,400             413
UnitedHealth Group, Inc.                                5,500             489
Valeant Pharmaceuticals International(N)               12,500             312
WellPoint, Inc.(AE)                                    23,500           2,855
Wright Medical Group, Inc.(AE)                          3,600              99
Zimmer Holdings, Inc.(AE)                              30,527           2,407
                                                                 ------------
                                                                       29,379
                                                                 ------------

Materials and Processing - 3.0%
Archer-Daniels-Midland Co.                             30,715             743
DHB Industries, Inc.(AE)(N)                             8,700             132
Dow Chemical Co. (The)                                 18,200             905
Dycom Industries, Inc.(AE)                             14,100             383
Harsco Corp.                                            2,900             158
Insituform Technologies, Inc. Class A(AE)               8,400             132
Layne Christensen Co.(AE)(N)                            4,000              74
Monsanto Co.                                            9,900             536
Neose Technologies, Inc.(AE)                           14,100              94
Oregon Steel Mills, Inc.(AE)                            8,900             213
Praxair, Inc.                                          18,000             777
Quanta Services, Inc.(AE)(N)                           16,600             124
Unifi, Inc.(AE)                                        18,200              60
                                                                 ------------
                                                                        4,331
                                                                 ------------

 110  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Miscellaneous - 3.0%
General Electric Co.                                   80,088           2,894
Honeywell International, Inc.                          16,600             597
Trinity Industries, Inc. (N)                            5,600             169
Tyco International, Ltd.                               18,430             666
                                                                 ------------
                                                                        4,326
                                                                 ------------

Other Energy - 1.7%
Apache Corp.                                            7,411             403
ENSCO International, Inc.                               5,800             199
EOG Resources, Inc.                                     8,000             594
Halliburton Co.                                         6,900             284
Nabors Industries, Ltd. (AE)                            1,900              96
National-Oilwell, Inc. (AE)(N)                          5,700             210
Newfield Exploration Co. (AE)                           4,600             282
Patterson-UTI Energy, Inc.                              5,600             109
Superior Energy Services (AE)                           8,700             138
Todco Class A (AE)                                      4,700              96
Westmoreland Coal Co. (AE)(N)                           3,600             107
                                                                 ------------
                                                                        2,518
                                                                 ------------

Producer Durables - 3.2%
ADE Corp. (AE)                                          4,200              76
Applied Materials, Inc. (AE)                           38,887             618
Arris Group, Inc. (AE)                                 14,700              91
Boeing Co.                                             12,400             628
Caterpillar, Inc.                                       5,000             446
Danaher Corp.                                          10,830             594
Faro Technologies, Inc. (AE)                            5,000             144
General Cable Corp. (AE)                                6,800              82
KLA-Tencor Corp. (AE)                                  13,820             639
Lexmark International, Inc. (AE)                        6,500             542
Measurement Specialties, Inc. (AE)(N)                   2,400              62
Nanometrics, Inc. (AE)(N)                               7,500              95
Photon Dynamics, Inc. (AE)(N)                           4,600              99
Radyne ComStream Inc. (AE)                              9,700              85
Rofin-Sinar Technologies, Inc. (AE)                     2,800             112
Sonus Networks, Inc. (AE)                              16,200              99
Southern Energy Homes, Inc. (AE)                       20,400              94
Varian Semiconductor Equipment Associates,
   Inc. (AE)                                            4,300             147
                                                                 ------------
                                                                        4,653
                                                                 ------------

Technology - 22.8%
@Road, Inc. (AE)                                       13,100              76
ACT Teleconferencing, Inc. (AE)(N)                     28,000              24
Actuate Corp. (AE)                                     13,800              35
ADC Telecommunications, Inc. (AE)                      40,500             104
Aeroflex, Inc. (AE)                                    12,700             122
Agile Software Corp. (AE)                              29,000             212
Altera Corp. (AE)                                      28,300             543
Anacomp, Inc. Class A (AE)                              4,200              72
Apple Computer, Inc. (AE)                               6,577             506
Ariba, Inc. (AE)                                       11,100             154
ATI Technologies, Inc. (AE)                             5,300              92
Avaya, Inc. (AE)                                       15,400             221
Blue Coat Systems, Inc. (AE)(N)                         4,300             111
Broadcom Corp. Class A (AE)                            18,100             576
Captaris, Inc. (AE)                                    12,800              63
Centillium Communications, Inc. (AE)                   22,826              52
Cisco Systems, Inc. (AE)                               91,900           1,658
Cognos, Inc. (AE)                                       2,600             108
Comverse Technology, Inc. (AE)                         32,300             722
Dell, Inc. (AE)                                        67,121           2,803
Diodes, Inc. (AE)                                       3,900              83
DRS Technologies, Inc. (AE)                             3,600             146
EDO Corp.                                               4,900             157
EMC Corp. (AE)                                         81,837           1,072
Equinix, Inc. (AE)(N)                                   7,000             294
Formfactor, Inc. (AE)                                   4,300              98
Integrated Device Technology, Inc. (AE)                 9,400             110
Internet Security Systems (AE)                          4,700             105
Intersil Corp. Class A                                  8,600             128
InterVoice, Inc. (AE)                                   4,500              53
Intuit, Inc. (AE)                                      16,000             624
Juniper Networks, Inc. (AE)                            52,812           1,327
Jupitermedia Corp. (AE)                                 5,800             107
Macromedia, Inc. (AE)                                   9,400             322
Marvell Technology Group, Ltd. (AE)                    15,940             533
Matrixone, Inc. (AE)                                   36,400             197
Mercury Computer Systems, Inc. (AE)                     7,700             238
Microsoft Corp.                                       256,440           6,739
MIPS Technologies, Inc. (AE)                           10,400             117
Motorola, Inc.                                         92,800           1,461
National Semiconductor Corp.                           44,100             747
Nvidia Corp. (AE)                                      21,500             493
Onyx Software Corp. (AE)                               13,575              48
Oracle Corp. (AE)                                      85,360           1,175
Parametric Technology Corp. (AE)                       17,500             100
PerkinElmer, Inc.                                       9,400             216
Pinnacle Systems, Inc. (AE)                            14,700              63
PMC - Sierra, Inc. (AE)                                39,000             401
Qualcomm, Inc.                                         81,550           3,037
Quest Software, Inc. (AE)                               6,400              91
Redback Networks, Inc. (AE)                            20,445             139
Saba Software, Inc. (AE)(N)                            15,525              95
Sandisk Corp. (AE)                                     23,500             580

                                                         Select Growth Fund  111

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Selectica, Inc.(AE)                                    11,700              41
Siebel Systems, Inc.(AE)                                9,900              86
Silicon Laboratories, Inc.(AE)(N)                       7,200             245
Symbol Technologies, Inc.                              10,200             187
Texas Instruments, Inc.                               101,521           2,356
Three-Five Systems, Inc.(AE)                            9,700              17
Transwitch Corp.(AE)(N)                                42,400              49
Virage Logic Corp.(AE)                                  5,500              82
WatchGuard Technologies(AE)                            13,200              54
Witness Systems, Inc.(AE)                               9,200             164
Xilinx, Inc.                                           25,904             756
                                                                 ------------
                                                                       33,387
                                                                 ------------

Utilities - 0.4%
America Movil SA de CV - ADR
   Series L                                             8,238             435
MDU Communications
   International, Inc.(AE)(N)                          24,800              77
Ubiquitel, Inc.(AE)                                    13,900              97
                                                                 ------------
                                                                          609
                                                                 ------------

TOTAL COMMON STOCKS
(cost $127,253)                                                       138,317
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.6%
Frank Russell Investment Company Money Market
   Fund                                             5,953,000           5,953
United States Treasury Bill (c)(z)(sec.)
   2.244% due 03/17/05                                    700             698
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $6,651)                                                           6,651
                                                                 ------------

OTHER SECURITIES - 3.8%
Frank Russell Investment Company Money Market
   Fund(X)                                          2,319,845           2,320
State Street Securities Lending Quality Trust(X)    3,208,629           3,209
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $5,529)                                                           5,529
                                                                 ------------

TOTAL INVESTMENTS - 102.9%
(identified cost $139,433)                                            150,497

OTHER ASSETS AND LIABILITIES,

NET - (2.9%)                                                           (4,172)
                                                                 ------------

NET ASSETS - 100.0%                                                   146,325
                                                                 ------------


See accompanying notes which are an integral part of the schedules of investments.

 112  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 03/05 (27)                               8,694                102

S&P 500 E-Mini Index
   expiration date 03/05 (66)                               3,900                 (4)

S&P 500 Index
   expiration date 03/05 (6)                                1,772                  5
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        103
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Select Growth Fund  113

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 95.1%

Auto and Transportation - 1.2%
Autoliv, Inc.                                          15,200             717
Aviall, Inc. (AE)                                      21,327             614
Burlington Northern Santa Fe Corp.                     18,370             885
CNF, Inc.                                               1,800              85
Fleetwood Enterprises, Inc. (AE)                       34,131             300
Keystone Automotive Industries, Inc. (AE)              12,199             268
Union Pacific Corp.                                     5,120             305
Wabash National Corp. (AE)(N)                          12,737             323
Westinghouse Air Brake Technologies Corp.              28,058             523
                                                                 ------------
                                                                        4,020
                                                                 ------------

Consumer Discretionary - 12.9%
Abercrombie & Fitch Co. Class A                        16,600             832
Accenture, Ltd. Class A (AE)                           30,880             804
Administaff, Inc. (AE)                                 29,913             436
American Eagle Outfitters                              16,300             828
California Pizza Kitchen, Inc. (AE)                    17,157             436
Career Education Corp. (AE)                            14,700             592
CBRL Group, Inc.                                        9,300             382
Clear Channel Communications, Inc.                     33,000           1,070
Copart, Inc. (AE)                                      17,818             410
Corinthian Colleges, Inc. (AE)(N)                      28,250             543
Darden Restaurants, Inc.                               50,400           1,490
DeVry, Inc. (AE)                                       16,151             287
Ethan Allen Interiors, Inc.                             6,347             224
Federated Department Stores                            21,500           1,221
Gap, Inc. (The)                                        40,200             885
Gillette Co. (The)                                      6,700             340
Hancock Fabrics, Inc. (N)                              25,928             233
Harrah's Entertainment, Inc.                           30,900           1,954
Hasbro, Inc.                                           15,940             312
Home Depot, Inc.                                       31,800           1,312
IAC/InterActiveCorp (AE)                               29,900             725
J.C. Penney Co., Inc.                                  48,300           2,063
Kimberly-Clark Corp.                                   32,480           2,128
Knight-Ridder, Inc. (N)                                13,800             899
La-Z-Boy, Inc.                                         14,297             199
Liberty Media Corp. Class A (AE)                      136,900           1,429
Mattel, Inc.                                           32,000             622
May Department Stores Co. (The)                        27,700             939
McDonald's Corp.                                      122,190           3,958
Newell Rubbermaid, Inc.                                47,300           1,018
PEP Boys-Manny Moe & Jack (N)                          23,936             412
Playboy Enterprises, Inc. Class B (AE)                 17,409             218
Reader's Digest Association, Inc. (The)                20,451             330
Reed Elsevier PLC - ADR                                15,850             577
RR Donnelley & Sons Co.                                13,478             451
Service Corp. International (AE)                       33,564             232
Six Flags, Inc. (AE)(N)                                19,375              83
Source Interlink Cos., Inc. (AE)                       23,004             273
Sports Authority, Inc. (The) (AE)(N)                   14,552             369
Thomson - ADR (N)                                      64,900           1,646
Time Warner, Inc. (AE)                                 16,170             291
TJX Cos., Inc.                                         27,970             700
Tribune Co.                                            18,320             733
Viacom, Inc. Class B                                   58,154           2,172
Walt Disney Co.                                        61,760           1,768
Westwood One, Inc. (AE)                                16,400             396
WPP Group PLC - ADR (N)                                18,919           1,030
Yum! Brands, Inc.                                      45,100           2,090
                                                                 ------------
                                                                       42,342
                                                                 ------------

Consumer Staples - 5.9%
Altria Group, Inc.                                     62,970           4,019
American Italian Pasta Co. Class A (N)                 15,355             416
Campbell Soup Co.                                      25,000             733
Colgate-Palmolive Co.                                  37,500           1,970
ConAgra Foods, Inc.                                    32,700             965
Del Monte Foods Co. (AE)                               27,100             306
Diageo PLC - ADR (N)                                   23,890           1,304
DIMON, Inc. (N)                                        39,501             260
General Mills, Inc.                                    35,400           1,876
HJ Heinz Co.                                           46,630           1,763
JM Smucker Co. (The)                                   12,900             602
Kellogg Co.                                            28,100           1,254
Nestle SA - ADR                                         3,200             210
PepsiCo, Inc.                                           9,210             495
Performance Food Group Co. (AE)                        13,250             360
Sara Lee Corp.                                         67,530           1,586
Sensient Technologies Corp.                            11,551             263
Unilever NV                                            15,000             980
                                                                 ------------
                                                                       19,362
                                                                 ------------

Financial Services - 26.1%
Aflac, Inc.                                            11,740             464
AG Edwards, Inc.                                       23,500           1,003
Allstate Corp. (The)                                   66,350           3,347
American Express Co.                                   16,750             894
American International Group, Inc.                     65,100           4,315
AmSouth Bancorp (N)                                    28,000             698
Bank of America Corp.                                 183,586           8,513
Bank of New York Co., Inc. (The)                       33,300             989

 114  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                           8,400             849
BISYS Group, Inc. (The)(AE)                            26,909             414
Chubb Corp.                                             5,160             384
Cigna Corp.                                            15,500           1,244
CIT Group, Inc.                                        30,800           1,243
Citigroup, Inc.                                       169,520           8,315
Comerica, Inc.                                         15,500             897
Commerce Bancshares, Inc.                              18,727             900
Dow Jones & Co., Inc.                                  22,300             850
E*Trade Financial Corp.(AE)                            63,600             874
Fannie Mae                                             27,100           1,750
Fifth Third Bancorp                                     8,500             395
First Data Corp.                                       73,413           2,991
First Industrial Realty Trust, Inc.(o)                  9,951             389
Fiserv, Inc.(AE)                                        6,300             241
Franklin Resources, Inc.                               21,740           1,475
Freddie Mac                                            26,600           1,737
GATX Corp.                                             13,869             413
Genworth Financial, Inc. Class A(N)                    32,100             852
Goldman Sachs Group, Inc.                              36,660           3,954
Hartford Financial Services Group, Inc.                22,010           1,481
Huntington Bancshares, Inc.                            39,400             905
Jefferson-Pilot Corp.                                  17,300             863
JPMorgan Chase & Co.                                  113,066           4,221
Keycorp                                                17,500             585
Kronos, Inc.(AE)                                        5,751             309
Lehman Brothers Holdings, Inc.                          4,800             438
MBNA Corp.                                             93,750           2,492
Mellon Financial Corp.                                 28,530             837
Merrill Lynch & Co., Inc.                              66,520           3,996
Metlife, Inc.                                          44,670           1,776
MGIC Investment Corp.                                  15,200             971
Montpelier Re Holdings, Ltd.(N)                        10,025             375
Nationwide Financial Services                          21,900             809
New Century Financial Corp.(o)                         11,500             689
Northern Trust Corp.                                   10,100             441
PNC Financial Services Group, Inc.                     33,510           1,805
Providian Financial Corp.(AE)                          48,600             811
Prudential Financial, Inc.                             12,900             695
Regions Financial Corp.                                14,300             458
Sovereign Bancorp, Inc.                                50,800           1,155
SunTrust Banks, Inc.                                   39,990           2,880
US Bancorp                                             70,400           2,116
W Holding Co., Inc.                                    34,679             452
Wachovia Corp.                                         16,000             878
Waddell & Reed Financial, Inc. Class A                 13,900             304
Washington Mutual, Inc.                                20,400             823
Wells Fargo & Co.                                      11,900             729
Zions Bancorp                                          14,800           1,004
                                                                 ------------
                                                                       85,688
                                                                 ------------

Health Care - 9.3%
Abbott Laboratories                                    30,350           1,366
AmerisourceBergen Corp.                                21,800           1,270
Amgen, Inc.(AE)                                        32,100           1,998
Baxter International, Inc.                             54,620           1,844
Biogen Idec, Inc.(AE)                                  21,915           1,424
Boston Scientific Corp.(AE)                            82,600           2,731
Caremark Rx, Inc.(AE)                                  37,000           1,447
Eli Lilly & Co.                                         5,080             275
Gentiva Health Services, Inc.(AE)                      29,522             469
Genzyme Corp.(AE)                                      30,100           1,752
HCA, Inc.                                              19,800             881
Humana, Inc.(AE)                                       18,400             631
Johnson & Johnson                                      32,760           2,120
KV Pharmaceutical Co. Class A(AE)(N)                   10,137             208
LifePoint Hospitals, Inc.(AE)                          13,238             500
Merck & Co., Inc.                                      39,000           1,094
Novartis AG - ADR                                       7,860             377
Par Pharmaceutical Cos., Inc.(AE)                       8,302             315
Pfizer, Inc.                                           51,350           1,241
PolyMedica Corp. (N)                                    8,950             335
PSS World Medical, Inc.(AE)                            45,276             568
Roche Holding AG - ADR                                  9,640             513
Rotech Healthcare, Inc.(AE)(N)                         14,235             380
Sunrise Senior Living, Inc.(AE)(N)                      9,232             423
UnitedHealth Group, Inc.                               21,900           1,947
US Physical Therapy, Inc.(AE)(N)                       13,458             196
WellPoint, Inc.(AE)                                    22,400           2,722
Wyeth                                                  40,640           1,611
                                                                 ------------
                                                                       30,638
                                                                 ------------

Integrated Oils - 4.9%
BP PLC - ADR                                           14,970             886
ChevronTexaco Corp.                                    63,772           3,469
ConocoPhillips                                         38,550           3,577
Exxon Mobil Corp.                                     106,950           5,519
Marathon Oil Corp.                                     27,800           1,077
Unocal Corp.                                           34,400           1,636
                                                                 ------------
                                                                       16,164
                                                                 ------------

Materials and Processing - 9.1%
Air Products & Chemicals, Inc.                         16,580             977
Airgas, Inc.                                           15,838             373
Alcoa, Inc.                                            35,700           1,053

                                                          Select Value Fund  115

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Standard Cos., Inc.(AE)                       43,200           1,730
Archer-Daniels-Midland Co.                             54,740           1,325
Avery Dennison Corp.                                   15,600             937
Bemis Co.                                              32,200             934
Bowater, Inc.                                          30,680           1,166
Cabot Microelectronics Corp.(AE)(N)                     5,874             179
Crompton Corp.                                         38,200             445
Dow Chemical Co. (The)                                106,710           5,303
EI Du Pont de Nemours & Co.                            45,760           2,176
International Paper Co.                                52,150           2,042
Masco Corp.                                            17,820             656
Monsanto Co.                                           46,890           2,538
Nalco Holding Co.(AE)                                   7,720             149
Newmont Mining Corp.                                   18,800             782
PPG Industries, Inc.                                   20,390           1,402
Praxair, Inc.                                          34,670           1,496
Rohm & Haas Co.                                        19,900             880
Smurfit-Stone Container Corp.(AE)                      17,860             269
Syngenta AG - ADR                                      31,440             677
United States Steel Corp.                              24,100           1,248
Weyerhaeuser Co.                                       16,400           1,023
                                                                 ------------
                                                                       29,760
                                                                 ------------

Miscellaneous - 4.0%
General Electric Co.                                  100,800           3,642
Hillenbrand Industries, Inc.                            9,900             538
Honeywell International, Inc.                          30,100           1,083
SPX Corp.                                              11,200             469
Teleflex, Inc.                                          6,800             345
Textron, Inc.                                          11,300             814
Tyco International, Ltd.                              110,800           4,004
Vivendi Universal SA - ADR (AE)                        70,800           2,240
                                                                 ------------
                                                                       13,135
                                                                 ------------

Other Energy - 3.6%
Burlington Resources, Inc.                             27,400           1,198
Cal Dive International, Inc.(AE)                        6,900             302
Chesapeake Energy Corp.                               106,200           1,866
Devon Energy Corp.                                     47,780           1,943
Encore Acquisition Co.(AE)                             13,287             496
EOG Resources, Inc.                                     5,810             431
Forest Oil Corp.(AE)                                   10,150             342
GlobalSantaFe Corp.                                     8,060             285
Hanover Compressor Co.(AE)                             33,395             474
Kerr-McGee Corp.                                       20,600           1,272
Nabors Industries, Ltd.(AE)                            13,000             655
Noble Corp.(AE)                                        17,190             917
Remington Oil & Gas Corp.(AE)                          16,095             471
Schlumberger, Ltd.                                      1,830             124
Transocean, Inc.(AE)                                   20,300             893
                                                                 ------------
                                                                       11,669
                                                                 ------------

Producer Durables - 5.7%
Ametek, Inc.                                            7,750             296
AO Smith Corp.                                         10,019             272
BE Aerospace, Inc.(AE)                                 52,936             571
Champion Enterprises, Inc.(AE)                         45,587             492
Cooper Industries, Ltd. Class A                         7,810             543
Crane Co.                                              11,816             337
Deere & Co.                                            21,200           1,472
Duratek, Inc.(AE)                                      11,245             315
Emerson Electric Co.                                   24,740           1,663
Engineered Support Systems, Inc.                        9,330             541
Esterline Technologies Corp.(AE)                       14,092             423
IDEX Corp.                                             11,169             431
Illinois Tool Works, Inc.                               5,800             504
Lam Research Corp. (AE)(N)                             27,300             730
Lennar Corp. Class A                                   30,000           1,694
Lockheed Martin Corp.                                  23,830           1,378
Northrop Grumman Corp.                                 21,640           1,123
Park-Ohio Holdings Corp. (AE)(N)                       12,397             306
Pulte Homes, Inc.                                      29,800           1,969
Sandvik AB - ADR (N)                                    6,000             245
United Technologies Corp.                              33,600           3,383
Varian Semiconductor Equipment Associates,
   Inc.(AE)                                             4,725             162
                                                                 ------------
                                                                       18,850
                                                                 ------------

Technology - 4.7%
Analog Devices, Inc.                                    9,300             334
Avaya, Inc.(AE)                                        20,400             293
BEI Technologies, Inc.                                  9,340             263
Citrix Systems, Inc.(AE)                               33,500             719
EMC Corp.(AE)                                          38,100             499
Filenet Corp.(AE)                                      12,761             285
General Dynamics Corp.                                 12,900           1,332
Hewlett-Packard Co.                                    35,390             693
Intel Corp.                                            81,000           1,818
International Business Machines Corp.                  31,380           2,932
Internet Security Systems(AE)                          18,300             409
InterVoice, Inc.(AE)                                   24,024             285
IXYS Corp.(AE)                                         28,430             278
JDA Software Group, Inc.(AE)                           29,393             353
LCC International, Inc. Class A(AE)                    58,865             257
Mantech International Corp. Class A(AE)(N)             18,702             403

 116  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Mentor Graphics Corp.(AE)                              19,039             265
Microsoft Corp.                                        24,100             633
National Semiconductor Corp.                           34,900             591
Seagate Technology                                     71,300           1,174
Sybase, Inc.(AE)                                       18,300             356
Symantec Corp.(AE)                                     29,100             680
Titan Corp.(AE)                                        24,875             418
                                                                 ------------
                                                                       15,270
                                                                 ------------

Utilities - 7.7%
AES Corp. (The)(AE)                                     8,400             118
Alltel Corp.                                           19,400           1,068
AT&T Corp.                                             33,800             649
BellSouth Corp.                                        32,500             853
Cinergy Corp.                                           9,520             384
Citizens Communications Co.                            53,200             718
Comcast Corp. Special Class A(AE)                      22,210             702
Constellation Energy Group, Inc.                        2,200             110
Dominion Resources, Inc.                               27,160           1,884
Duke Energy Corp.                                      49,900           1,337
Energy East Corp.                                       1,250              33
Entergy Corp.                                           4,720             328
Exelon Corp.                                           26,530           1,174
FirstEnergy Corp.                                       1,660              66
FPL Group, Inc.                                         1,800             138
KeySpan Corp. (N)                                       3,110             123
NiSource, Inc.                                          4,100              94
Oneok, Inc.                                            34,135             945
PPL Corp.                                              17,380             938
Progress Energy, Inc.                                   1,300              --
Public Service Enterprise Group, Inc.                   5,900             311
Puget Energy, Inc.                                     19,400             466
SBC Communications, Inc.                               33,500             796
Sempra Energy                                          11,000             409
Sierra Pacific Resources(AE)(N)                        43,694             430
Sprint Corp.                                          242,650           5,782
TXU Corp. (N)                                           8,120             562
Verizon Communications, Inc.                          113,210           4,029
Vodafone Group PLC - ADR                               38,073             984
                                                                 ------------
                                                                       25,431
                                                                 ------------

TOTAL COMMON STOCKS
(cost $268,785)                                                       312,329
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.6%
Frank Russell Investment Company
   Money Market Fund                               14,067,000          14,067
United States Treasury Bill (c)(z)(sec.)
   2.244% due 03/17/05                                  1,000             997
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $15,064)                                                         15,064
                                                                 ------------

OTHER SECURITIES - 2.5%
Frank Russell Investment Company Money Market
   Fund(X)                                          3,429,816           3,430
State Street Securities Lending Quality Trust(X)    4,743,854           4,744
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $8,174)                                                           8,174
                                                                 ------------

TOTAL INVESTMENTS - 102.2%
(identified cost $292,023)                                            335,567

OTHER ASSETS AND LIABILITIES,

NET - (2.2%)                                                           (7,190)
                                                                 ------------

NET ASSETS - 100.0%                                                   328,377
                                                                 ============


           See accompanying notes which are an integral part of the schedules of investments.

                                                          Select Value Fund  117

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 03/05 (17)                               2,591               (119)

Russell 1000 Growth Index
   expiration date 03/05 (6)                                1,432                (12)

S&P 500 E-Mini Index
   expiration date 03/05 (30)                               1,772                 (4)

S&P 500 Index
   expiration date 03/05 (3)                                  886                  2
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (133)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 118  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Variable Rate.
(f) Perpetual floating rate security. Rate shown reflects rate in effect ar period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(O)   In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(sec.)Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(A) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(X) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIC - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

                                          Notes to Schedules of Investments  119

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:


FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PLN - Polish zloty
   AUD - Australian dollar                 HUF - Hungarian forint                  RUB - Russian ruble
   BRL - Brazilian real                    IDR - Indonesian rupiah                 SEK - Swedish krona
   CAD - Canadian dollar                   ILS - Israeli shekel                    SGD - Singapore dollar
   CHF - Swiss franc                       INR - Indian rupee                      SKK - Slovakian koruna
   CLP - Chilean peso                      ITL - Italian lira                      THB - Thai baht
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      TRY - Turkish lira
   COP - Colombian peso                    KES - Kenyan schilling                  TWD - Taiwanese dollar
   CRC - Costa Rica colon                  KRW - South Korean won                  USD - United States dollar
   CZK - Czech koruna                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   DKK - Danish krone                      MYR - Malaysian ringgit                 VND - Vietnam dong
   EGP - Egyptian pound                    NZD - New Zealand dollar                ZAR - South African rand
   EUR - Euro                              PEN - Peruvian nouveau sol
   GBP - British pound sterling            PHP - Philippine peso

 120  Notes to Schedules of Investments

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series investment company with 34 different investment portfolios referred to as "Funds." This Quarterly Report reports on eleven Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the valuation date, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - International equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

                                                  Notes to Quarterly Report  121

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. FRIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. FRIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. FRIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of the four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are

 122  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization/ monetization, hedging, and return enhancement. Cash equitization/ monetization is a technique that may be used by certain Funds through the use of derivatives and other securities to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Short Duration Bond, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at January 31, 2005, are presented on the Schedule of Investments for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce

                                                  Notes to Quarterly Report  123

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The domestic and international equity Funds utilize futures contracts to equitize uninvested cash balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Equity I, Equity II, Equity Q, International, Fixed Income I, Fixed Income III, Emerging Markets, Short Duration Bond, Select Growth, and Select Value Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

 124  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Fund transactions in written options contracts for the period ended January 31, 2005 were as follows:

                                                       INTERNATIONAL                                 FIXED INCOME I
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2004                          342    $         2,970,126                    206    $           130,230
   Opened                                                832              8,498,039                    319                108,639
   Closed                                               (769)            (8,114,601)                    --                     --
   Expired                                                --                     --                   (215)              (127,014)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding January 31, 2005                          405    $         3,353,564                    310    $           111,855
                                         ===================    ===================    ===================    ===================

                                                      FIXED INCOME III                              EMERGING MARKETS
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2004                          156    $            94,089                    461    $         1,319,478
   Opened                                                235                 80,899                    411              1,212,470
   Closed                                                 --                     --                   (541)            (1,703,539)
   Expired                                              (158)               (90,626)                    --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding January 31, 2005                          233    $            84,361                    331    $           828,409
                                         ===================    ===================    ===================    ===================

                                                                              SHORT DURATION BOND
                                                                   ------------------------------------------
                                                                        NUMBER OF              PREMIUMS
                                                                        CONTRACTS              RECEIVED
   ----------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2004                                                     12    $            13,167
   Opened                                                                           --                     --
   Closed                                                                          (12)               (13,167)
   Expired                                                                          --                     --
                                                                   -------------------    -------------------
   Outstanding January 31, 2005                                                     --    $                --
                                                                   ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in money market mutual funds and such other short-term investments, provided the investments meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are

                                                  Notes to Quarterly Report  125

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   deemed to be of good financial standing. As of January 31, 2005, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                            VALUE OF              VALUE OF
                       SECURITIES ON LOAN      CASH COLLATERAL
----------------------------------------------------------------
Equity I               $        20,486,499   $        20,768,838
Equity II                      144,520,820           145,844,036
Equity Q                        26,828,626            27,230,754
International                  304,239,310           317,677,938
Fixed Income I                  55,355,412            56,555,807
Fixed Income III                99,918,145           101,877,445

----------------------------------------------------------------
                            VALUE OF              VALUE OF
                       SECURITIES ON LOAN      CASH COLLATERAL
Emerging Markets       $        11,202,299   $        11,049,008*
Real Estate
  Securities                    41,644,210            42,741,617
Short Duration Bond              1,646,097             1,683,964
Select Growth                    5,442,894             5,528,474
Select Value                     8,094,004             8,173,670

   * Additional collateral was received the following day to meet requirements.

   As of January 31, 2005, the cash collateral received for the securities on loan are invested as follows:

                                                STATE STREET
                                             SECURITIES LENDING
                        FRIC MONEY MARKET       QUALITY TRUST
----------------------------------------------------------------
Equity I               $         8,714,971   $        12,053,867
Equity II                       61,198,732            84,645,304
Equity Q                        11,426,505            15,804,249
International                  133,303,270           184,374,668
Fixed Income I                  23,731,815            32,823,992
Fixed Income III                42,749,574            59,127,871

----------------------------------------------------------------
                                                STATE STREET
                                             SECURITIES LENDING
                        FRIC MONEY MARKET       QUALITY TRUST
Emerging Markets       $         4,636,359   $         6,412,649
Real Estate
  Securities                    17,935,137            24,806,480
Short Duration Bond                706,621               977,343
Select Growth                    2,319,845             3,208,629
Select Value                     3,429,816             4,743,854

   As of January 31, 2005, the non-cash collateral received for the securities on loan in the following funds was:

                       NON-CASH COLLATERAL   NON-CASH COLLATERAL
                              VALUE                HOLDING
----------------------------------------------------------------
Equity II              $            14,178   Pool of US
                                             Government
                                             securities

----------------------------------------------------------------
                       NON-CASH COLLATERAL   NON-CASH COLLATERAL
                              VALUE                HOLDING
International                      216,834   Pool of US
                                             Government
                                             securities

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or pay expenses), and a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of January 31, 2005, $575,440,708 of the Money Market Fund's net assets represents investments by these Funds, and $842,163,407 represents the investments of other affiliated Funds not presented herein.

5. FEDERAL INCOME TAXES

   At January 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                               EQUITY I        EQUITY II         EQUITY Q
   -------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                                      $  793,610,388   $  928,740,476   $1,278,006,819
                                                                            ==============   ==============   ==============
   Unrealized Appreciation                                                  $  127,557,257   $  169,682,073   $  197,461,265
   Unrealized Depreciation                                                     (11,902,612)     (19,241,793)     (24,799,875)
                                                                            --------------   --------------   --------------
   Net Unrealized Appreciation (Depreciation)                               $  115,654,645   $  150,440,280   $  172,661,390
                                                                            ==============   ==============   ==============

                                                           INTERNATIONAL    FIXED INCOME I   FIXED INCOME III   EMERGING MARKETS
   -----------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                     $1,552,979,425   $1,368,566,488    $  662,015,328     $  512,308,554
                                                           ==============   ==============    ==============     ==============
   Unrealized Appreciation                                 $  309,496,356   $   14,011,115    $    9,655,575     $  183,619,042
   Unrealized Depreciation                                    (14,758,421)      (6,055,749)       (1,340,786)        (5,659,063)
                                                           --------------   --------------    --------------     --------------
   Net Unrealized Appreciation (Depreciation)              $  294,737,935   $    7,955,366    $    8,314,789     $  177,959,979
                                                           ==============   ==============    ==============     ==============

 126  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                            REAL ESTATE     SHORT DURATION
                                                             SECURITIES          BOND        SELECT GROWTH     SELECT VALUE
   -------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                     $  976,365,776   $1,223,513,587   $  140,412,957   $  293,379,191
                                                           ==============   ==============   ==============   ==============
   Unrealized Appreciation                                 $  361,792,535   $    2,138,685   $   12,820,836   $   45,966,119
   Unrealized Depreciation                                     (4,554,418)      (8,266,167)      (2,736,941)      (3,778,274)
                                                           --------------   --------------   --------------   --------------
   Net Unrealized Appreciation (Depreciation)              $  357,238,117   $   (6,127,482)  $   10,083,895   $   42,187,845
                                                           ==============   ==============   ==============   ==============

6. ILLIQUID OR RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the adviser or sub-adviser determine that a liquid trading market exists.

   Pursuant to guidelines established by the Board of Trustees, the Adviser has determined that a liquid trading market exists for the following restricted securities held as of January 31, 2005:

   Restricted Securities

                                                                                                       COST         MARKET VALUE
            FUND - % OF NET ASSETS             ACQUISTION     PRINCIPAL AMOUNT   COST PER UNIT        (000)            (000)
                  SECURITIES                      DATE           OR SHARES             $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   International Fund -- 0.1%
   Samsung Electronics Co., Ltd.                   03/26/01             1,100            177.28              195              265
   SMFG Finance, Ltd.                              08/29/03        60,000,000              1.06              633            1,346
                                                                                                                   --------------
                                                                                                                            1,611
                                                                                                                   ==============
   Fixed Income I Fund -- 4.7%
   ABSC NIMs Trust                                 07/30/04           208,721             99.61              208              208
   Arcap Reit, Inc.                                09/21/04           420,000            100.99              424              423
   Argent NIM Trust                                03/04/03           156,751             99.99              157              157
   Argent NIM Trust                                03/11/04           157,184            100.00              157              156
   Asset Backed Funding Corp. NIM Trust            08/22/03           102,583            100.00              103              102
   BAE Systems Holdings, Inc.                      12/28/01           715,000            104.77              749              800
   Berkshire Hathaway Finance Corp.                01/04/05         1,260,000             99.88            1,258            1,259
   Centaur Funding Corp.                           03/07/02           360,000              1.07              385              484
   Chalet Finance PLC                              10/08/03         1,190,000            100.00            1,190            1,192
   Chase Funding Net Interest Margin               06/25/03            80,488             99.89               80               81
   Chase Funding Net Interest Margin               09/26/03             7,491             99.88                7                7
   Clorox Co.                                      11/30/04           125,000             99.69              125              128
   Clorox Co.                                      11/30/04           165,000             99.91              165              165
   Countrywide Asset-Backed Certificates           11/20/03            95,307             99.89               95               96
   Countrywide Asset-Backed Certificates           12/21/04           287,723            100.04              288              288
   COX Communications, Inc.                        12/10/04         5,000,000             99.86            4,993            4,979
   Credit-Based Asset Servicing and
     Securitization CBO, Ltd.                      03/04/04         2,278,008            100.00            2,278            2,278
   Crest, Ltd.                                     11/25/03         1,710,000            100.00            1,710            1,779
   DG Funding Trust                                11/04/03                94         10,537.14              990            1,021
   Dresdner Funding Trust I                        04/09/03           335,000             99.88              335              424
   Export Import Bank of Korea                     02/03/04           255,000             99.59              254              253
   First Franklin NIM Trust                        05/20/04           379,062            100.00              379              379

                                                  Notes to Quarterly Report  127

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                       COST         MARKET VALUE
            FUND - % OF NET ASSETS             ACQUISTION     PRINCIPAL AMOUNT   COST PER UNIT        (000)            (000)
                  SECURITIES                      DATE           OR SHARES             $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   First Franklin NIM Trust                        05/20/04           285,000            100.00              285              285
   First Franklin NIM Trust                        06/03/04           266,577            100.00              267              267
   First Franklin NIM Trust                        09/01/04         1,071,566            100.00            1,072            1,072
   First Franklin NIM Trust                        11/18/04           755,416            100.06              756              755
   Fremont NIM Trust                               05/20/04           307,550            100.00              308              306
   G-Force CDO, Ltd.                               12/08/03           765,000             99.98              765              781
   GSAMP Trust                                     02/27/04           249,820             99.87              249              249
   HVB Funding Trust I                             05/01/03           315,000             96.76              305              410
   IndyMac Loan Trust                              10/17/03           746,259            100.00              746              746
   IndyMac Loan Trust                              06/10/04         1,103,136            100.00            1,103            1,103
   Korea Electric Power Corp.                      04/20/04           125,000             98.45              123              127
   Long Beach Asset Holdings Corp.                 07/31/03             4,995            100.00                5                5
   Long Beach Asset Holdings Corp.                 04/16/03             4,113            100.00                4                4
   Long Beach Asset Holdings Corp.                 01/19/05           845,000            100.00              845              845
   Mach One Trust Commercial Mortgage-
     Backed                                        07/12/04         1,350,000            100.98            1,363            1,385
   Merrill Lynch Mortgage Investors, Inc.          01/12/04           156,434             99.75              156              157
   Merrill Lynch Mortgage Investors, Inc.          02/19/04           281,967             99.56              281              280
   Miller Brewing Co.                              08/06/03           250,000             99.31              248              262
   Mizuho Financial Group Cayman, Ltd.             02/27/04           280,000             99.96              280              297
   Monumental Global Funding II                    02/04/03           320,000            100.00              320              320
   Morgan Stanley Cap I, Inc.                      06/17/04         1,370,000            101.07            1,385            1,424
   Mound Financing PLC                             07/24/03         1,935,000            100.10            1,937            1,933
   Natexis Ambs Co. LLC                            06/24/98           300,000            108.76              326              335
   Newcastle CDO I, Ltd.                           03/11/04           845,000             99.94              845              835
   News America, Inc.                              11/30/04         6,785,000             99.21            6,731            6,999
   Novastar NIM Trust                              01/30/04           506,697            100.06              507              507
   Novastar NIM Trust                              07/20/04           559,430            100.10              560              556
   NPF XII, Inc.                                   05/29/02         3,235,000             91.63            2,964              226
   Option One Mortgage Securities Corp. NIM
     Trust                                         04/23/03            71,965            100.00               72               72
   Option One Mortgage Securities Corp. NIM
     Trust                                         12/08/03           303,385            100.00              303              303
   Paragon Mortgages PLC                           05/19/04           749,978            100.00              750              750
   Pemex Project Funding Master Trust              10/24/02            80,000            104.62               84              102
   Renaissance NIM Trust                           12/09/03           173,388            100.00              173              174
   Renaissance NIM Trust                           06/25/04           400,560            100.00              401              401
   Renaissance NIM Trust                           12/16/04           570,000            100.00              570              570
   Russia Government International Bond            01/10/05         1,150,000            101.87            1,172            1,207
   Saxon Net Interest Margin Trust                 09/23/03           133,561            100.00              134              134
   Sharp SP I LLC Net Interest Margin Trust        02/13/04           128,339             99.99              128              128
   Sharp SP I LLC Net Interest Margin Trust        03/10/04           418,658             99.99              419              418
   Systems 2001 AT LLC                             03/08/02           344,882            101.95              352              376
   Telecom Italia Capital SA                       01/26/05           400,000             97.66              391              391
   Telecom Italia Capital SA                       09/28/04           175,000             99.08              173              177
   Telecom Italia Capital SA                       10/19/04           590,000             99.17              585              584
   Telecom Italia Capital SA                       10/08/04         3,910,000             97.10            3,797            3,948
   Tenaska Alabama II Partners, LP                 10/09/03           234,433            100.06              235              248
   Tengizchevroil Finance Co.                      11/23/04           400,000            100.65              403              404
   Verizon Wireless Capital LLC                    02/02/04           700,000             99.95              700              700

 128  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                       COST         MARKET VALUE
            FUND - % OF NET ASSETS             ACQUISTION     PRINCIPAL AMOUNT   COST PER UNIT        (000)            (000)
                  SECURITIES                      DATE           OR SHARES             $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Home Equity Trust                   10/01/04           267,168             99.99              267              268
   Zurich Capital Trust I                          01/10/03           530,000             93.90              498              594
   Zurich Capital Trust I                          07/11/00           835,000            105.94              885              936
                                                                                                                   --------------
                                                                                                                           52,015
                                                                                                                   ==============
   Fixed Income III Fund -- 5.2%
   AIG SunAmerica Global Financing VI              05/02/01           300,000            107.73              323              327
   Alliance Capital Funding LLC                    03/03/04            34,518            101.80               35               35
   Amvescap PLC                                    12/08/04           340,000             99.87              340              339
   Ares Leveraged Investment Fund, LP              12/19/03           280,000             96.73              271              280
   Argent NIM Trust                                12/09/03            13,380            100.00               13               13
   Arlington Street CDO, Ltd.                      06/04/03           897,906            102.64              922              907
   BAE Systems Holdings, Inc.                      12/28/01           485,000             99.93              485              543
   Banco Santander Chile                           01/11/05           195,000             99.80              195              195
   Berkshire Hathaway Finance Corp.                01/04/05           260,000            100.00              260              260
   Berkshire Hathaway Finance Corp.                01/04/05           240,000             99.88              240              240
   Bombardier Capital, Inc.                        05/27/04           395,000             99.92              395              395
   Canadian Oil Sands, Ltd.                        08/03/04           140,000             99.92              140              142
   Centaur Funding Corp.                           03/07/02           235,000              1.07              252              316
   Centaur Funding Corp.                           11/25/02           150,000              0.92              137              202
   Chancellor/Triton CBO, Ltd.                     11/12/03           165,232             96.57              160              165
   Chase Funding Net Interest Margin               12/10/03            13,927             99.87               14               14
   Citigroup Commercial Mortgage Trust             12/07/04           460,827            100.02              461              461
   Clorox Co.                                      11/30/04           115,000             99.69              115              117
   Clorox Co.                                      11/30/04           155,000             99.91              155              155
   Clorox Co.                                      11/30/04            90,000            100.00               90               90
   Countrywide Asset-Backed Certificates           02/25/04            61,025             99.67               61               61
   COX Communications, Inc.                        12/10/04           165,000             99.90              165              164
   COX Communications, Inc.                        12/10/04           115,000             99.90              115              115
   Dana Corp.                                      01/26/05           195,000             97.95              191              191
   DG Funding Trust                                11/04/03                59         10,537.12              622              641
   Dresdner Bank AG                                07/27/04           118,000            100.00              118              132
   Dresdner Funding Trust I                        04/09/03           310,000            106.75              331              393
   Enterprise Products Operating, LP               09/23/04           255,000             99.96              255              254
   Enterprise Products Operating, LP               09/23/04           175,000             99.74              175              175
   Erac USA Finance Co.                            07/01/02           215,000            107.96              232              236
   Export Import Bank of Korea                     02/03/04           160,000             99.59              159              159
   Farmers Exchange Capital                        12/15/04           200,000            104.24              208              212
   Farmers Exchange Capital                        01/28/02           250,000             82.11              205              265
   Farmers Insurance Exchange                      11/27/02           310,000             74.01              229              374
   Farmers Insurance Exchange                      08/04/04           225,000            100.05              225              231
   Fisher Scientific International                 07/22/04            80,000            100.11               80               84
   Glencore Funding LLC                            05/12/04            95,000             91.39               87               92
   Global Signal Trust                             11/18/04           225,000            100.00              225              222
   GSAA Trust                                      09/16/04           109,824             99.88              110              110
   GSMPS Mortgage Loan Trust                       05/27/04            86,883            107.51               93               93
   GSMPS Mortgage Loan Trust                       08/30/04           151,428            109.28              165              163
   Gulf South Pipeline Co., LP                     01/12/05            50,000             99.70               50               50
   Hanarotelecom, Inc.                             01/25/05           300,000            100.29              301              302
   Home Equity Asset Trust                         10/08/03             8,262             99.54                8                8

                                                  Notes to Quarterly Report  129

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                       COST         MARKET VALUE
            FUND - % OF NET ASSETS             ACQUISTION     PRINCIPAL AMOUNT   COST PER UNIT        (000)            (000)
                  SECURITIES                      DATE           OR SHARES             $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Hutchison Whampoa International 03/13,
     Ltd.                                          06/17/03           165,000            105.60              174              179
   HVB Funding Trust I                             05/01/03           185,000             96.87              179              241
   HVB Funding Trust III                           06/02/03            40,000            102.24               41               54
   Hyatt Equities LLC                              06/12/02           110,000            101.44              112              115
   Intelsat Bermuda, Ltd.                          01/24/05           145,000            100.00              145              149
   Intelsat Bermuda, Ltd.                          01/24/05           250,000            100.00              250              259
   John Hancock Global Funding II                  07/29/03           200,000            115.70              231              234
   Jones Apparel Group, Inc.                       11/17/04           155,000             99.91              155              153
   JP Morgan Chase Commercial Mortgage
     Securities Corp.                              08/04/04           397,882            100.00              398              398
   Juniper CBO, Ltd.                               01/15/04           229,619            102.95              236              235
   Knowledge Learning Corp., Inc.                  01/28/05           120,000            100.00              120              121
   Korea Electric Power Corp.                      04/20/04            85,000             98.45               84               86
   Lone Star Industries                            02/21/03           195,000             99.30              194              197
   Mantis Reef, Ltd.                               10/28/03           200,000            100.00              200              200
   Merrill Lynch Mortgage Trust                    06/26/02           185,000             79.02              146              181
   Miller Brewing Co.                              08/06/03           230,000            100.69              232              241
   Miller Brewing Co.                              08/06/03           145,000            100.25              145              146
   Mizuho Financial Group Cayman, Ltd.             02/27/04           230,000            100.83              232              244
   Mizuho Financial Group Cayman, Ltd.             02/27/04           150,000             99.96              150              159
   Mizuho Preferred Capital Co. LLC                02/11/98           475,000             92.10              437              534
   Monumental Global Funding II                    02/04/03           200,000            100.00              200              200
   Morgan Stanley Bank AG for OAO Gazprom          02/21/03           110,000            109.92              121              131
   Natexis Ambs Co. LLC                            06/24/98           185,000            108.77              201              207
   Nationwide Mutual Insurance Co.                 03/20/03           235,000            104.02              244              287
   News America, Inc.                              11/30/04            45,000             99.93               45               46
   North Front Pass-Through Trust                  12/08/04           500,000            100.69              503              513
   Oil Insurance, Ltd.                             08/19/03           520,000            101.11              526              523
   Pemex Project Funding Master Trust              03/05/03            55,000            104.64               58               70
   Power Contract Financing LLC                    06/11/03           165,000            101.38              167              172
   Power Contract Financing LLC                    06/11/03           229,421            100.50              231              233
   Prudential Holdings LLC                         08/21/02           160,000            108.40              173              194
   Qwest Corp.                                     08/12/04           395,000            103.44              409              423
   Qwest Services Corp.                            03/25/04            55,000            115.41               63               65
   Rabobank Capital Funding II                     11/14/03           165,000            101.15              167              169
   Ras Laffan Liquefied Natural Gas Co.,
     Ltd.                                          03/07/01            85,000            111.87               95              101
   Rogers Wireless Communications, Inc.            11/19/04            50,000            100.00               50               53
   Russia Government International Bond            12/09/04         1,100,000            102.62            1,129            1,155
   Russia Government International Bond            06/17/02           940,000             89.81              844              986
   Russia Government International Bond            11/23/04           230,000            101.86              234              241
   Russia Paris Club Participant                   04/06/04        31,030,500              0.81              252              273
   Salomon Brothers AG for Tyumen Oil Co.          04/10/03           160,000            113.57              182              182
   Sappi Papier Holding AG                         07/11/02            65,000            104.83               68               72
   Sealed Air Corp.                                07/01/03           135,000             99.83              135              140
   Secunda International, Ltd.                     11/17/04           220,000            100.26              221              217
   Sharp SP I LLC Net Interest Margin Trust        01/29/04            33,080            100.00               33               33
   Systems 2001 AT LLC                             03/08/02           176,862            101.95              180              193
   Systems 2001 AT LLC                             06/04/01           138,437            102.48              142              153

 130  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                       COST         MARKET VALUE
            FUND - % OF NET ASSETS             ACQUISTION     PRINCIPAL AMOUNT   COST PER UNIT        (000)            (000)
                  SECURITIES                      DATE           OR SHARES             $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Telecom Italia Capital SA                       12/20/04           440,000             97.76              430              430
   Telecom Italia Capital SA                       09/28/04           135,000             99.08              134              136
   Telecom Italia Capital SA                       09/28/04           165,000             99.55              164              161
   Telecom Italia Capital SA                       11/24/04            30,000             98.10               29               29
   Tenaska Alabama II Partners, LP                 10/09/03           157,874            100.16              158              167
   Tengizchevroil Finance Co.                      11/23/04           355,000            100.65              357              358
   Texas Genco LLC                                 12/08/04            70,000            100.00               70               72
   TuranAlem Finance BV                            11/18/04           240,000            103.89              249              240
   Twin Reefs Pass-Through Trust                   12/07/04           300,000            100.18              301              301
   TXU Corp.                                       11/22/04           250,000             99.94              250              249
   TXU Corp.                                       11/22/04           165,000             99.79              165              165
   TXU Corp.                                       11/24/04           170,000             98.98              168              172
   TXU Corp.                                       11/22/04           330,000             99.94              330              329
   TXU Corp.                                       11/22/04           370,000             99.88              370              370
   Vedanta Resources PLC                           12/10/04           315,000             99.74              314              316
   WellPoint, Inc.                                 12/06/04           150,000             99.92              150              149
   WellPoint, Inc.                                 12/06/04           120,000             99.80              120              119
   WellPoint, Inc.                                 12/06/04            55,000             99.92               55               55
   WellPoint, Inc.                                 12/06/04            50,000             99.80               50               50
   Williams Gas Pipelines                          01/30/04           200,000            105.82              212              211
   World Financial Properties                      11/08/02           212,944            106.42              227              233
   WPP Finance UK Corp.                            06/16/04           115,000             99.73              115              122
   Zurich Capital Trust I                          01/10/03           370,000             94.39              349              415
                                                                                                                   --------------
                                                                                                                           25,930
                                                                                                                   ==============
   Emerging Markets Fund -- 0.5%
   E.Sun Financial Holding Co., Ltd.               09/24/04             6,000             14.50               87              120
   Far EasTone Telecommunications Co.,
     Ltd.                                          01/12/05            11,000             17.74              195              189
   Hyundai Motor Co.                               09/16/99            13,900             19.92              277              394
   KT&G Corp.                                      01/29/02            53,100              9.28              493              816
   La Cemento Nacional Ecuador                     07/24/96            10,500             12.67              133              341
   Samsung Electronics Co., Ltd.                   06/15/95            10,059              9.43               95            1,569
                                                                                                                   --------------
                                                                                                                            3,429
                                                                                                                   ==============
   Short Duration Bond Fund -- 3.2%
   Allstate Financial Global Funding               01/31/05         4,080,000             95.52            3,897            4,068
   Alter Moneta Receivables LLC                    09/17/03         1,520,766            100.39            1,527            1,514
   DG Funding Trust                                11/04/03               219         10,537.12            2,308            2,380
   GE Corporate Aircraft Financing LLC             10/05/04           933,366            100.00              933              933
   HBOS Treasury Services PLC                      09/11/03         1,000,000             99.86              999              992
   HBOS Treasury Services PLC                      01/06/04           900,000            100.00              900              900
   HBOS Treasury Services PLC                      11/05/04         2,000,000             99.92            1,998            1,981
   Hyundai Auto Receivables Trust                  09/18/02           482,583            100.00              483              482
   Metropolitan Life Global Funding I              07/19/04         1,500,000             99.95            1,499            1,506
   New York Life Global Funding                    02/23/04         2,500,000            100.00            2,500            2,500
   Nordstrom Private Label Credit Card
     Master Note Trust                             05/01/02         3,500,000            103.69            3,629            3,569
   PBG Equipment Trust                             06/13/01         1,104,516            103.76            1,146            1,119
   Principal Life Global Funding I                 06/03/04         2,000,000            103.14            2,063            2,053
   Provident Auto Lease ABS Trust                  08/20/03           305,397            103.60              316              310
   Providian Gateway Master Trust                  11/16/04         1,200,000             99.93            1,199            1,191

                                                  Notes to Quarterly Report  131

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                       COST         MARKET VALUE
            FUND - % OF NET ASSETS             ACQUISTION     PRINCIPAL AMOUNT   COST PER UNIT        (000)            (000)
                  SECURITIES                      DATE           OR SHARES             $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Railcar Leasing L.L.C                           06/11/03         1,000,000            117.28            1,173            1,098
   SACO I, Inc.                                    09/30/04         2,114,061            100.00            2,114            2,114
   SLM Student Loan Trust                          03/05/04         3,000,000            101.88            3,056            2,929
   Susquehanna Auto Lease Trust                    11/19/03           968,901             99.68              966              963
   TIAA Global Markets                             10/26/04         3,625,000            103.88            3,766            3,716
   USAA Capital Corp.                              09/29/04           595,000            103.30              615              602
   Verizon Wireless Capital LLC                    02/02/04         1,400,000             99.95            1,399            1,400
                                                                                                                   --------------
                                                                                                                           38,320
                                                                                                                   ==============

 132  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) the Securities and Exchange Commission's public reference room.

The Frank Russell Investment Company Funds have adopted a Proxy Voting Policy describing the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities. The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. Information relating to the Proxy Voting Policy and Portfolio Holding Disclosure Policy is contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

                                 Shareholder Requests for Other Information  133

(RUSSELL LOGO)


Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-068 (1 01/05)

ITEM 2. CONTROLS AND PROCEDURES


         (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

         (b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS


         (a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANK RUSSELL INVESTMENT COMPANY

By: /s/ Greg J. Stark
    -----------------------------------------------------------
        Greg J. Stark
        Principal Executive Officer and Chief Executive Officer

Date:  March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Greg J. Stark
    -----------------------------------------------------------
        Greg J. Stark
        Principal Executive Officer and Chief Executive Officer

Date: March 31, 2005


By: /s/ Mark E. Swanson
    ---------------------------------------------------------------------------
        Mark E. Swanson
        Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: March 31, 2005